UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8894


                                JNL Series Trust
--------------------------------------------------------------------------------
               (Exact Name of Registrant as specified in charter)

                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Rhee
                     Jackson National Asset Management,LLC
                                1 Corporate Way
                            Lansing, Michigan 48951
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517-381-5500

Date of Fiscal Year End: December 31

Date of Reporting period: December 31, 2003



Item 1. Report to Shareholders

[INSERT LOGO]
JNL/AIM LARGE CAP GROWTH FUND
A I M CAPITAL MANAGEMENT INC.
TEAM MANAGEMENT

OBJECTIVE:

JNL/AIM Large Cap Growth Fund seeks as its investment objective long-term capital growth by investing primarily in securities of large companies with market capitalizations in the top 50% of the Russell 1000 Index at the time of purchase.

MONEY MANAGER COMMENTARY:

The financial markets experienced volatility in the first half of 2003 as geopolitical tensions escalated and combat began in Iraq; however, by the second half, the major market indices began a steep advance, and managed to finish the year with significant gains. For the first time in three years, the major equity indices posted gains: the Dow Jones Industrial average was up 28.27%, the NASDAQ was up 50.01%, and the S&P was up 28.67%. Small cap stocks outperformed large caps, and large cap value slightly outperformed large cap growth.

For 2003, the JNL/AIM Large Cap Growth Fund posted a return of 30.02% outperforming its benchmark, the Russell 1000 Index, which returned 29.89%. Portfolio managers concentrated positions in the Consumer Discretionary, Health Care and Information Technology sectors, while holding underweight positions in the Industrials, Consumer Staples, and Energy sectors, relative to the Russell 1000 index. Stock selection in the Health Care sector was the largest positive contributor to the fund's performance as companies in the Health Care Equipment and Supplies industry performed particularly well during 2003. Stock selection in the Consumer Discretionary sector also benefited the fund's performance as Internet Retailers performed well. A relatively small weight in the Industrials sector detracted from the fund's performance as these stocks performed well during the year. During 2003, portfolio managers decreased the number of holdings in the fund, bringing the total to 62 by the end of the year. In addition, managers decreased exposure to the Consumer Staples and Financials sectors and increased positions in the Information Technology and Consumer Discretionary sectors during the year.

As the market improved throughout 2003, more economically sensitive stocks began to qualify as purchase candidates. Fund managers moved away from more defensive stocks, such as pharmaceuticals, and into quality companies in the Information Technology sector. While low quality stocks led for much of the year, portfolio managers continued to focus on their selection criteria: high quality companies with positive earnings and sustainable growth characteristics. The Fund managers believe that the key to outperformance is playing good defense. The unique selection process is especially effective in steering the portfolio away from upcoming earnings misses, and it should continue to reward the fund in the coming year.

JNL/AIM LARGE CAP GROWTH FUND
[GRAPH OMITTED]

Date                JNL/AIM Large Cap Growth Fund          Russell 1000 Index
10/29/2001                             10,000.00                      10,000
10/31/2001                             10,080.00                    9,832.00
11/30/2001                             10,870.00                   10,589.00
12/31/2001                             10,970.00                   10,701.00
01/31/2002                             10,850.00                    10566.29
02/28/2002                             10,240.00                    10355.67
03/31/2002                             10,790.00                    10781.42
04/30/2002                             10,060.00                    10163.63
05/31/2002                              9,840.00                    10075.00
06/30/2002                              9,230.00                     9331.93
07/31/2002                              8,610.00                     8641.43
08/31/2002                              8,620.00                     8686.13
09/30/2002                              8,040.00                     7753.28
10/31/2002                              8,480.00                     8397.43
11/30/2002                              8,540.00                     8887.46
12/31/2002                              8,176.13                     8384.37
01/31/2003                               8015.82                    8,181.24
02/28/2003                               8075.93                    8,054.64
03/31/2003                               8246.27                    8,137.66
04/30/2003                               8707.18                    8,794.68
05/31/2003                               9198.15                    9,296.24
06/30/2003                               9268.29                    9,418.61
07/31/2003                               9468.68                    9,606.25
08/31/2003                                9779.3                    9,801.15
09/30/2003                               9588.92                    9,700.81
10/31/2003                              10330.38                   10,269.95
11/30/2003                               10540.8                   10,392.98
12/31/2003                              10630.98                   10,890.64

AVERAGE ANNUAL TOTAL RETURN

1 Year          30.02%
Since Inception 2.85%
(Inception date October 29, 2001)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/AIM PREMIER EQUITY II FUND
A I M CAPITAL MANAGEMENT INC.
TEAM MANAGEMENT

OBJECTIVE:

JNL/AIM Premier Equity II Fund seeks as its investment objective long-term growth of capital by investing in stocks with strong earnings and attractive valuations with a focus on mid and large-cap stocks.

MONEY MANAGER COMMENTARY:

The financial markets experienced volatility in the first half of 2003 as geopolitical tensions escalated and combat began in Iraq; however, by the second half, the major market indices began a steep advance, and managed to finish the year with significant gains. For the first time in three years, the major equity indices posted gains: the Dow Jones Industrial average was up 28.27%, the NASDAQ was up 50.01%, and the S&P was up 28.67%. Small cap stocks outperformed large caps, and small cap growth outperformed small cap value.

Since January 1, 2003, the JNL/AIM Premier Equity II fund posted a return of 22.66% under performing its benchmark index, the S&P 500, which returned 28.67%. Portfolio managers held overweight positions in the Consumer Discretionary, Information Technology, and Financials sectors, relative to the S&P 500, and under weight positions in the Consumer Staples and Health Care sectors. During the year, portfolio managers increased the total number of holdings in the fund, and they significantly increased exposure to the Industrials sector. While the fund's overall return was very positive for the year, a lack of exposure to more volatile, lower quality stocks detracted from performance when compared to the benchmark index. The fund's relative underperformance was largely due to stock selection in the Information Technology and Consumer Staples sectors. Although Information Technology detracted from performance on a relative basis, this sector had a positive impact on the fund's overall return. Selections in Semiconductors & Semiconductor Equipment stocks performed especially well. Companies in the Consumer Discretionary sector, particularly Media stocks, positively contributed to performance on both an absolute basis, and relative to the S&P 500.

The JNL/AIM Premier Equity II Fund maintained a multidisciplinary approach focused on earnings growth, value of earnings, and earnings momentum. Analyst specialization has allowed managers to access a broader range of investment options. Managers continued to look for stocks with below-target price-earnings ratios, and stocks with above-average earnings growth. They believe that above average earnings growth will produce above-average stock price increases.

JNL/AIM PREMIER EQUITY II FUND
[GRAPH OMITTED]

Date           JNL/AIM Premier Equity II Fund    S&P 500 Index
10/29/2001                      10,000.00               10000
10/31/2001                       9,980.00                9830
11/30/2001                      10,710.00            10584.04
12/31/2001                          11050            10676.93
01/31/2002                          10600            10527.45
02/28/2002                          10320            10324.44
03/31/2002                          10920            10712.73
04/30/2002                          10290            10063.24
05/31/2002                          10050              9989.1
06/30/2002                           9120              9277.6
07/31/2002                           8290             8554.33
08/31/2002                           8210             8610.45
09/30/2002                           7560             7674.66
10/31/2002                           7980             8350.17
11/30/2002                           8380             8841.65
12/31/2002                         7930.5             8317.49
01/31/2003                         7669.5            8,099.60
02/28/2003                           7539            7,978.07
03/31/2003                        7609.27            8,055.54
04/30/2003                        8131.27            8,719.10
05/31/2003                         8502.7            9,178.49
06/30/2003                        8562.93            9,295.53
07/31/2003                        8753.67            9,459.45
08/31/2003                        8864.09            9,643.90
09/30/2003                        8793.82            9,541.55
10/31/2003                        9305.79           10,081.23
11/30/2003                        9335.91           10,169.92
12/31/2003                        9727.41           10,703.36

AVERAGE ANNUAL TOTAL RETURN:

1 Year          22.66%
Since inception -1.26%
(Inception date October 29, 2001)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/AIM SMALL CAP GROWTH FUND
A I M CAPITAL MANAGEMENT INC.
TEAM MANAGEMENT

OBJECTIVE:

JNL/AIM Small Cap Growth Fund seeks as its investment objective long-term capital growth by investing in U.S. small-cap companies.

MONEY MANAGER COMMENTARY:

The financial markets experienced volatility in the first half of 2003 as geopolitical tensions escalated and combat began in Iraq; however, by the second half, the major market indices began a steep advance, and managed to finish the year with significant gains. For the first time in three years, the major equity indices posted gains: the Dow Jones Industrial average was up 28.27%, the NASDAQ was up 50.01%, and the S&P was up 28.67%. Small cap stocks outperformed large caps, and small cap growth outperformed small cap value.

Since January 1, 2003, the JNL/AIM Small Cap Growth Fund posted a return of 38.43%, under performing its benchmark, the Russell 2000 Index, which posted a return of 47.25%. Portfolio managers concentrated the fund in the Consumer Discretionary, Health Care, and Information Technology sectors. Portfolio managers reduced exposure to the Materials and Industrials sectors, but added a number of new names to the fund, most of which were Information Technology stocks. While the fund's overall return was very strong for the year, a lack of exposure to more volatile, lower quality stocks detracted from performance when compared to the benchmark index. The fund's relative underperformance was largely due to stock selection in the Health Care sector. Although Health Care detracted from performance on a relative basis, this sector had a positive impact on the fund's overall return. Selections in Biotechnology and Pharmaceuticals stocks performed especially well. Companies in the Consumer Discretionary sector, particularly Specialty Retail stocks, also positively contributed to performance on an absolute basis, and relative to the Russell 2000 Growth. Underweight positions in the Financials and Industrials sectors, relative to the Russell 2000 negatively affected the fund's relative performance.

During much of 2003, low quality stocks led the market, and companies with negative earnings revisions and poor profitability have been the best performers. Portfolio managers, however, are encouraged, as they believe this period is coming to an end. Once again, investors are beginning to reward high quality companies with positive revisions and sustainable growth characteristics. Fund managers are hopeful that the strong economic and financial data of the fourth quarter will continue to gain momentum in the new year.

JNL/AIM SMALL CAP GROWTH FUND
[GRAPH OMITTED]

Date           JNL/AIM Small Cap Growth Fund           Russell 2000 Index
10/29/2001                    10,000.00                      10,000.00
10/31/2001                    10,100.00                       9,972.64
11/30/2001                    10,810.00                      10,745.17
12/31/2001                    11,600.00                      11,409.17
01/31/2002                        11270                       11291.21
02/28/2002                        10490                       10982.24
03/31/2002                        11290                       11865.66
04/30/2002                        11050                       11973.58
05/31/2002                        10530                        11442.3
06/30/2002                         9720                        10873.6
07/31/2002                         8410                        9231.18
08/31/2002                         8420                        9207.56
09/30/2002                         7960                        8546.15
10/31/2002                         8330                        8819.99
11/30/2002                         9010                        9606.92
12/31/2002                      8430.78                         9072.9
01/31/2003                      8190.75                       8,822.85
02/28/2003                      7970.73                       8,556.35
03/31/2003                      8090.74                       8,666.48
04/30/2003                       8680.8                       9,487.81
05/31/2003                      9510.87                      10,505.87
06/30/2003                       9790.9                      10,696.86
07/31/2003                     10240.94                      11,365.69
08/31/2003                        10871                      11,887.12
09/30/2003                     10520.97                      11,668.04
10/31/2003                     11351.04                      12,647.58
11/30/2003                     11671.07                      13,096.36
12/31/2003                     11671.07                      13,363.65

AVERAGE ANNUAL TOTAL RETURN

1 Year          38.43%
Since inception 7.36%
(Inception date October 29, 2001)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/ALGER GROWTH FUND
FRED ALGER MANAGEMENT, INC.
FRED M. ALGER III, DAN C. CHUNG, DAVID HYUN

OBJECTIVE:

JNL/Alger Growth Fund seeks as its investment objective long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

MONEY MANAGER COMMENTARY:

The twelve months ending December 31st, 2003 brought great relief from all the selling experienced over the past few years. During the first two months of the year, most equity indices lost ground, as fears about a war with Iraq began to trump economic fundamentals. However, with the outbreak of war in March, the negative trend was reversed. Preferring war to the pre-combat uncertainty, investors pushed most indices higher during the final month of the quarter. The second quarter saw a continuation of the positive momentum. Reassured by the swift and decisive allied victory in Iraq, better-than expected first quarter profits and a 25 basis point rate cute on June 25th, investors found good reason to get back into the Market.

The second half of the 2003 picked up right where the first half left off. Upbeat earnings news in the tech sector, a bullish outlook from the Fed and the highest GDP growth in 20 years all proved encouraging to investors during the six-month period. The capture of Saddam Hussein on December 13th helped to solidify the gains. Stock prices moved higher in five of the final six months of the year, with small cap stocks leading the way. As equity markets headed into the New Year, low interest rates, minimal inflation and solid economic fundamentals appeared to eclipse fear and uncertainty.

For the year ended December 31, 2003, the Alger Growth Fund returned 35.29%, beating the S&P 500 Index return of 28.68%. Over the same time period, the Russell 1000 Growth Index and the Lipper Large-Cap Growth Fund Index returned 29.75% and 26.96%, respectively. Throughout the period, the Portfolio benefited from an overweighting in the strong Technology sector and solid security selection in the Consumer Discretionary and Financials sectors. At the stock level, positions in eBay Inc., Cisco Systems Inc. and Yahoo Inc. contributed most positively to portfolio performance during the twelve-month period. Conversely, positions in General Dynamics Corp., Accenture Ltd. and HCA Inc. detracted most from fund value. As of December 31, 2003, the Portfolio remained well diversified, with information technology, consumer discretionary and health care representing the top three sectors. The Portfolio held 61 stocks representing 98.5% of the $244.6 million in total net assets.

At the end of last year, many observers remarked that the markets had been down for three years in a row between 2000 and 2002 and that a fourth year in a row would be very unlikely. 2003 was rather spectacular for the markets, with the S&P 500 up 28.7%, and the Nasdaq up 50.0%. We strongly feel that this is more than the proverbial "dead cat bounce," and that the combination of improved fundamentals, low inflation, low interest rates, and steadily increasing demand will mean continued improvement in corporate earnings. When that fact is juxtaposed to an election year and the low-yield on bonds, we see significant upside in equities in 2004. We also take the capture of Saddam Hussein as an indication that a stable, democratic future is possible for Iraq, and that we may see a lessening of international tension. That is our hope for the New Year.

Looking ahead, we will continue to seek out and invest in companies that we believe will grow their earnings rapidly and consistently. Should market conditions remain favorable, we expect that the Portfolio should outperform most of its peers.

JNL/ALGER GROWTH FUND
[GRAPH OMITTED]

 Date                 JNL/Alger Growth Fund        S&P 500 Index
10/16/1995                    10,000.00              10,000.00
10/31/1995                    10,170.00               9,979.00
11/30/1995                    10,050.00              10,417.00
12/31/1995                     9,840.00              10,617.00
 1/31/1996                    10,140.00              10,978.00
 2/29/1996                    10,470.00              11,080.00
 3/31/1996                    10,380.00              11,187.00
 4/30/1996                    10,580.00              11,352.00
 5/31/1996                    10,620.00              11,643.00
 6/30/1996                    10,430.00              11,687.00
 7/31/1996                     9,660.00              11,171.00
 8/31/1996                    10,070.00              11,407.00
 9/30/1996                    10,760.00              12,048.00
10/31/1996                    10,830.00              12,380.00
11/30/1996                    11,490.00              13,315.00
12/31/1996                    11,160.00              13,051.00
 1/31/1997                    11,980.00              13,865.38
 2/28/1997                    11,560.00              13,973.53
 3/31/1997                    11,140.00              13,400.62
 4/30/1997                    11,600.00              14,199.29
 5/31/1997                    12,330.00              15,062.61
 6/30/1997                    13,030.00              15,737.42
 7/31/1997                    14,350.00              16,988.54
 8/31/1997                    13,840.00              16,037.18
 9/30/1997                    14,560.00              16,916.02
10/31/1997                    13,860.00              16,351.03
11/30/1997                    14,060.00              17,108.08
12/31/1997                    14,083.59              17,401.72
 1/31/1998                    14,270.54              17,594.17
 2/28/1998                    15,319.54              18,863.16
 3/31/1998                    16,160.82              19,902.23
 4/30/1998                    16,347.77              20,083.34
 5/31/1998                    16,160.82              19,705.77
 6/30/1998                    17,625.26              20,482.18
 7/31/1998                    18,082.25              20,264.64
 8/31/1998                    15,007.96              17,337.55
 9/30/1998                    16,327.00              18,448.26
10/31/1998                    17,064.41              19,947.54
11/30/1998                    18,341.91              21,156.02
12/31/1998                    20,514.70              22,374.35
 1/31/1999                    22,084.43              23,309.98
 2/28/1999                    21,402.41              22,585.78
 3/31/1999                    22,853.05              23,489.42
 4/30/1999                    22,831.40              24,399.07
 5/31/1999                    21,813.79              23,822.91
 6/30/1999                    23,870.67              25,145.03
 7/31/1999                    23,047.92              24,359.88
 8/31/1999                    22,788.10              24,239.42
 9/30/1999                    22,636.54              23,574.87
10/31/1999                    23,968.10              25,066.74
11/30/1999                    25,353.79              25,576.32
12/31/1999                    27,447.85              27,082.64
 1/31/2000                    26,633.16              25,721.95
 2/29/2000                    27,975.00              25,235.01
 3/31/2000                    30,431.05              27,703.77
 4/30/2000                    28,837.62              26,870.31
 5/31/2000                    27,088.43              26,318.98
 6/30/2000                    28,693.85              26,967.80
 7/31/2000                    27,843.22              26,546.15
 8/31/2000                    30,167.48              28,195.04
 9/30/2000                    27,663.51              26,706.49
10/31/2000                    26,273.74              26,593.60
11/30/2000                    23,602.04              24,496.98
12/31/2000                    23,758.13              24,616.85
 1/31/2001                    24,972.89              25,490.23
 2/28/2001                    22,914.20              23,165.95
 3/31/2001                    21,008.94              21,698.37
 4/30/2001                    23,348.95              23,384.55
 5/31/2001                    23,770.92              23,541.25
 6/30/2001                    22,607.31              22,968.28
 7/31/2001                    21,980.75              22,742.13
 8/31/2001                    20,113.86              21,318.47
 9/30/2001                    18,413.19              19,596.96
10/31/2001                    19,103.69              19,970.64
11/30/2001                    20,829.93              21,502.55
12/31/2001                       20,915               21691.25
 1/31/2002                       20,121               21387.58
 2/28/2002                       19,173               20975.14
 3/31/2002                       20,172               21763.99
 4/30/2002                       18,892               20444.48
 5/31/2002                       18,315               20293.87
 6/30/2002                       17,022               18848.38
 7/31/2002                       15,024               17378.98
 8/31/2002                       14,947                  17493
 9/30/2002                       13,602               15591.84
10/31/2002                       14,435               16964.22
11/30/2002                       15,011                17962.7
12/31/2002                       13,973               16897.82
01/31/2003                     13691.65              16,455.15
02/28/2003                     13653.22              16,208.25
03/31/2003                     13922.19              16,365.64
04/30/2003                     15100.51              17,713.74
05/31/2003                     16061.11              18,647.02
06/30/2003                     16342.88              18,884.81
07/31/2003                     16688.69              19,217.83
08/31/2003                     17136.97              19,592.55
09/30/2003                        16868              19,384.62
10/31/2003                     17969.48              20,481.03
11/30/2003                     18289.68              20,661.22
12/31/2003                     18904.46              21,744.97

AVERAGE ANNUAL TOTAL RETURN

1 Year          35.29%
5 Year          -1.62%
Since inception 8.06%
(Inception date October 16, 1995)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/ALLIANCE CAPITAL GROWTH FUND
ALLIANCE CAPITAL MANAGEMENT L.P.
SYED HASNAIN, JIM REILLY

OBJECTIVE:

JNL/Alliance Capital Growth Fund seeks as its investment objective long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics which demonstrate the potential for appreciation.

MONEY MANAGER COMMENTARY:

After three years of historic correction, the U.S. equity market staged a strong recovery in calendar year 2003. Economic growth, as demonstrated by the third quarter GDP figure of 8.2% which is likely to be over 5% in the fourth quarter, is more robust than most anticipated. Inventory levels as measured by the inventory to sales ratio are at historically low levels. Further, the weakness of the U.S. dollar should support strong profit gains for U.S. domiciled multinational companies. As the economy shifts from losing jobs to creating jobs, economic growth should be sustained into the future. The Institute for Supply Management reported that the nation's manufacturing sector completed the year with its most robust month of growth in over twenty years, providing encouragement that economic growth was continuing to gain momentum. Unemployment claims as defined by the number of Americans filing first-time applications for state unemployment benefits declined to the lowest level in almost three years in the final week of the year. The Conference Board reported that its consumer confidence index slipped from its 14-month high of 92.5 to 91.3, but still reflected a relatively strong attitude towards the economy. Investors remained divided on whether the Federal Reserve would alter its accommodative stance while the dollar continued to come under pressure, sinking to another round of multi-year lows. Other notable news during the month included the discovery of a case of mad cow disease in the Pacific Northwest, triggering some concerns among meat, food and restaurant companies and causing Japanese officials to impose a ban on U.S. beef imports. On the international front, an investigation into the collapse of Parmalat in Italy unveiled potentially $11 billion in liabilities.

Technology stocks finished the year on a strong note as the NASDAQ composite surged over 50 percent, recording its third best year ever and the highest level since January 2001. Upbeat sentiment for the sector was supported by continued expectations for growth in information-technology spending. Gartner and SoundView Technology Group's survey of 600 executives reported that technology-spending budgets will increase 1.6 percent in 2004 and that the majority of respondents feel "positive or slightly positive" about their organization's outlook next year, with 44 percent expecting their IT budgets to increase in the upcoming year. In the PC arena, research firm IDC revised its forecast for growth of shipments from 10.2 percent to 11.4 percent to predict larger increases for 2004 sales growth. The firm credited the consumer rather than business purchases for the upswing yet stated that overall growth shows the market in mid-recovery and that they expect greater business participation in 2004.

Financial stocks also rallied during the month as investors remained confident the Federal Reserve would stay committed to low interest rates until the economic rebound solidifies. Stocks of investment banks reached 52-week highs during the month as the low interest rates fueled bond issuance and recovering stocks convinced more companies to raise capital. Stock and bond underwriting concluded 2003 by topping $5.3 trillion, about 25 percent more than in 2002, according to market research firm Thomson Financial.
The retail sector completed a strong year of performance as the S&P Retail Index ran up 42 percent for 2003. Yet, early in the final month of the year the index stumbled as investors became wary that holiday sales would not meet the heightened expectations. In late November, many retailers warned that their holiday and fourth-quarter results might not match analysts and investors estimates.

Despite any significant change in fundamentals for the sector, healthcare stocks lifted during December. Investors appeared to lock in year-end gains in the higher-beta sectors, rotating into areas such as the larger pharmaceutical companies. The Amex Pharmaceutical Index welcomed the lift after closing the year up 12 percent, lagging the strong performance seen in the broader market indexes because of the industry pressures on concerns about competition from lower priced generics and lack of new blockbuster drugs. However, the Amex Biotechnology Index was among the sector's leading groups, ending the year with gains of over 45 percent. While some analysts argue that this arena within healthcare has peaked above its trading range, others contend that there is further optimism for these stocks in 2004, noting that pharmaceutical companies are endorsing the value of the biotech industry's groundbreaking science.

OUTLOOK
Our forecast for U.S. economic growth and equity markets for 2004 remains slightly ahead of consensus estimates reflecting our generally optimistic view for the upcoming year. First, consumers are largely upbeat about the economy and job market. This was confirmed by the University of Michigan's recent poll indicating that, "by more than a two-to-one margin consumers anticipate a higher rate of economic growth in 2004 than in 2003, and more consumers expected declines in the unemployment rate than at anytime during the past twenty years." Second, business confidence continues to grow, driven by soaring operating profits and rising optimism about growth and sales. The inventory-rebuilding cycle will likely soon ramp up with the new orders component of the ISM manufacturing index jumping almost ten points in November, to its highest reading in twenty years. In our opinion, we feel that this inventory-rebuilding cycle will likely prove to be long and sustained as inventories are at all-time lows relative to final demand, and, final sales are expected to keep growing at a relatively fast pace given the strength in profits and job growth. Third, optimism within the investment community is clearly growing. This was represented by the UBS/Gallop poll of individual investors which was conducted in November and showed that 64 percent felt that it was a good time to invest and that roughly 60 percent expressed optimism about the stock market over the next year. Finally, we would note that a considerable amount remains in the fiscal pipeline which will come due in 2004. The Federal Reserve reduced official rates by 25 basis points less than six months ago and it takes at least 12 months for the incremental monetary stimulus to be fully felt in the economy. Consumers will also receive the second installment of last year's tax cut early in the year which should reinforce the positive tone.

PORTFOLIO POSITIONING
Reflecting this optimism from an investment standpoint, we are continuing our commitment towards slowly increasing the aggressiveness in the Fund at the stock-specific level. True to our S=F+P philosophy which we have consistently applied for over 25 years, we believe that successful investing stems from the correct marriage of fundamentals, gleaned from company specific research, and price. We continue to focus on the factors that in this equation have proven relatively trustworthy in determining a company's ability to sustain exceptional growth over the long term, such as an emphasis on research and development, talented and experienced management, and a strong balance sheet. That said, in the Fund we are currently continuing to take advantage of price strengths particularly in some of our financial positions, trimming them back on a stock-by-stock basis. As the positive data continues to reveal strength in capital spending in the technology arena, we continue to seek opportunities to add to existing names which we feel are competitively positioned in their respective markets, where our conviction in the fundamentals is strong and where valuations remain attractive. We are also continuing to look for opportunities to add to existing positions as well as initiate new positions in the internet space where we are finding continued strong media matrix and activity. Although last year's market rally was led by the smaller-capitalization, low quality, high-beta stocks, we have not veered from our investment discipline in owning only high quality, large capitalization companies. We feel that these companies continue to display healthy and sustainable fundamentals and are selling at unusually attractive relative valuations even though they have met or beat earnings expectations over the course of the past year. With the likely transition from a liquidity-driven rally to a more enduring earnings-driven rally, we remain confident that the Fund is well positioned to benefit as investors become more discerning about fundamentals.

JNL/ALLIANCE CAPITAL GROWTH FUND
[GRAPH OMITTED]

Date           JNL/Alliance Capital Growth Fund     S&P 500 Index
  3/2/1998                     10,000.00               10,000
 3/31/1998                     10,410.00               10,551
 4/30/1998                     10,680.00               10,647
 5/31/1998                     10,540.00               10,447
 6/30/1998                     11,280.00               10,858
 7/31/1998                     11,530.00               10,743
 8/31/1998                      9,360.00                9,191
 9/30/1998                     10,060.00                9,780
10/31/1998                     11,050.00               10,575
11/30/1998                     11,770.00               11,216
12/31/1998                     13,280.00               11,861
 1/31/1999                     14,670.00               12,357
 2/28/1999                     13,930.00               11,973
 3/31/1999                     14,650.00               12,453
 4/30/1999                     14,480.00               12,935
 5/31/1999                     14,030.00               12,629
 6/30/1999                     15,280.00               13,330
 7/31/1999                     14,880.00               12,914
 8/31/1999                     14,690.00               12,850
 9/30/1999                     14,470.00               12,498
10/31/1999                     15,600.00               13,289
11/30/1999                     15,900.00               13,559
12/31/1999                     17,029.43               14,357
 1/31/2000                     16,169.77               13,636
 2/29/2000                     16,046.96               13,378
 3/31/2000                     17,919.79               14,687
 4/30/2000                     17,285.28               14,245
 5/31/2000                     16,875.92               13,953
 6/30/2000                     17,387.62               14,297
 7/31/2000                     17,254.57               14,073
 8/31/2000                     18,165.40               14,947
 9/30/2000                     16,353.98               14,158
10/31/2000                     15,924.15               14,098
11/30/2000                     14,194.60               12,987
12/31/2000                     14,033.34               13,050
 1/31/2001                     15,193.29               13,513
 2/28/2001                     12,894.10               12,281
 3/31/2001                     11,889.50               11,503
 4/30/2001                     13,298.02               12,397
 5/31/2001                     13,235.88               12,480
 6/30/2001                     12,583.40               12,176
 7/31/2001                     12,293.41               12,056
 8/31/2001                     11,257.74               11,302
 9/30/2001                     10,325.64               10,389
10/31/2001                     10,781.34               10,587
11/30/2001                     11,858.43               11,399
12/31/2001                      11988.76             11499.27
 1/31/2002                      11367.05             11338.28
 2/28/2002                      10838.59             11119.63
 3/31/2002                      11304.88             11537.83
 4/30/2002                      10393.03             10838.31
 5/31/2002                      10185.79             10758.47
 6/30/2002                       9460.45              9992.16
 7/31/2002                       8755.84              9213.18
 8/31/2002                       8931.99              9273.63
 9/30/2002                       8061.59              8265.76
10/31/2002                       8745.48              8993.31
11/30/2002                       8963.08              9522.64
12/31/2002                       8268.83              8958.11
01/31/2003                       7999.42             8,723.43
02/28/2003                       7875.07             8,592.54
03/31/2003                       8144.48             8,675.98
04/30/2003                       8890.54             9,390.65
05/31/2003                       9170.32             9,885.42
06/30/2003                       9139.23            10,011.48
07/31/2003                       9481.18            10,188.02
08/31/2003                        9636.6            10,386.68
09/30/2003                       9450.09            10,276.44
10/31/2003                       9988.91            10,857.69
11/30/2003                       9957.82            10,953.21
12/31/2003                      10279.04            11,527.74

AVERAGE ANNUAL TOTAL RETURN

1 Year          24.31%
Since inception 0.47%
(Inception date March 2, 1998)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/CURIAN ENHANCED S&P 500 STOCK INDEX FUND
(FORMERLY JNL/JPMOREGAN ENHANCED S&P 500 STOCK INDEX FUND)*
CURIAN CAPITAL LLC
TEAM MANAGEMENT

OBJECTIVE:

JNL/Curian Enhanced S&P 500 Stock Index Fund seeks as its investment objective to provide high total return by investing in a broadly diversified portfolio of equity securities.

MONEY MANAGER COMMENTARY:

In 2003, the S&P 500 Index soared 28.7%. Investors responded enthusiastically to lower quality, higher beta investments, bidding up price/earnings multiples for the most beaten- down stocks, particularly in the Technology, Financial and Industrial sectors. On the flip side of this same coin, the stocks of stable, dividend-paying, high-quality companies did not fare as well overall. A benign interest rate environment, supported by steady corporate profit improvement, put a floor on valuation. However, uncertainty surrounding employment growth and consumer spending remained, nagging reminders that potential pitfalls remain in today's euphoric market environment. As for ourselves, we spent the past year wondering when and/or if corporate capital spending would ever kick in to take some of the pressure off consumer spending, which thus far has kept the economic recovery chugging along. The end of the year finished with a real New Year's bang. Instead of the portfolio window dressing that one would expect from a normally quiet December, investors responded to positive economic data, the capture of Saddam Hussein and other good news by driving major indices ever higher.

PORTFOLIO REVIEW
For the full year 2003, the Fund was supported by strong stock selection across a number of sectors. The top contributors were stocks identified by our dividend discount methodology as having strong potential, but low valuations. Examples included Countrywide and Capital One in the Financial Services sector, Guidant in the Healthcare sector, and PG&E in the Utilities sector. Guidant outperformed its peers on the back of significant market share gains and a strong 2004 EPS forecast. Countrywide outpaced the company's financial peers as it benefited from various bullish analyst reports, increased 2003 and 2004 earnings guidance, market share gains and continued low interest rates.

On the other hand, an overweight in retailer Kohl's detracted from results, as it fell on disappointing same-store sales. We remain overweight the stock, however, believing that the company's struggling women's apparel area will show improvement over the next few quarters. We also feel that the company's pricing as a whole will stabilize and that its inventory strategy will be more efficient. An overweight position in media concern Viacom and an underweight in wireless service provider Nextel Communications also detracted from results.

OUTLOOK
As 2004 begins to unfold, investors still appear to be optimistic, with many anticipating a continuation of the present low interest rate environment, while awaiting fourth-quarter earnings releases and further improvement in the corporate economy. For our part, we continue to seek to outperform the S&P 500 through strong stock selection, grounded in the proprietary insights of our fundamental research analysts.

Our outlook for equities in 2004 remains rather optimistic, despite 2003's run-up. At this point, we are in the midst of a "Goldilocks" economy, one where things are not too hot and not too cold, but just right.The question at hand is how the markets will respond if the economy becomes too hot, causing inflation fears to grow and interest rates to rise. If, however, we can remain in this "sweet spot," enjoying strong earnings and low inflation, 2004 is likely to be another good year for equity investors.

JNL/CURIAN ENHANCED S&P 500 STOCK INDEX FUND
[GRAPH OMITTED]

Date           JNL/Curian Enhanced S&P 500 Stock Index Fund    S&P 500 Index
05/16/1999                     10,000.00                           10,000.00
05/31/1999                      9,770.00                            9,723.48
06/30/1999                     10,240.00                           10,263.11
07/31/1999                      9,910.00                            9,942.65
08/31/1999                      9,840.00                            9,893.48
09/30/1999                      9,570.00                            9,622.24
10/31/1999                     10,080.00                           10,231.16
11/30/1999                     10,240.00                           10,439.15
12/31/1999                     10,685.25                           11,053.96
01/31/2000                     10,119.68                           10,498.59
02/29/2000                      9,897.49                           10,299.84
03/31/2000                     10,877.14                           11,307.48
04/30/2000                     10,483.26                           10,967.30
05/31/2000                     10,240.87                           10,742.27
06/30/2000                     10,483.26                           11,007.09
07/31/2000                     10,331.77                           10,834.99
08/31/2000                     10,978.13                           11,508.00
09/30/2000                     10,271.17                           10,900.43
10/31/2000                     10,250.97                           10,854.35
11/30/2000                      9,392.52                            9,998.61
12/31/2000                      9,469.07                           10,047.53
01/31/2001                      9,864.46                           10,404.01
02/28/2001                      8,921.61                            9,455.34
03/31/2001                      8,333.59                            8,856.33
04/30/2001                      9,053.40                            9,544.56
05/31/2001                      9,154.79                            9,608.52
06/30/2001                      8,941.88                            9,374.66
07/31/2001                      8,850.64                            9,282.35
08/31/2001                      8,282.90                            8,701.28
09/30/2001                      7,502.26                            7,998.63
10/31/2001                      7,664.47                            8,151.15
11/30/2001                      8,272.76                            8,776.41
12/31/2001                       8353.88                             8853.43
01/31/2002                       8160.55                             8729.48
02/28/2002                       7967.22                             8561.14
03/31/2002                       8272.48                             8883.12
04/30/2002                       7712.84                             8344.55
05/31/2002                       7641.61                             8283.08
06/30/2002                       7041.27                             7693.09
07/31/2002                       6491.81                             7093.35
08/31/2002                       6532.51                             7139.89
09/30/2002                       5789.72                             6363.92
10/31/2002                       6278.13                             6924.06
11/30/2002                       6664.79                              7331.6
12/31/2002                       6270.21                             6896.96
01/31/2003                       6107.35                            6,716.28
02/28/2003                       6015.74                            6,615.51
03/31/2003                       6076.82                            6,679.74
04/30/2003                       6575.58                            7,229.98
05/31/2003                        6952.2                            7,610.91
06/30/2003                       7023.45                            7,707.96
07/31/2003                       7104.89                            7,843.88
08/31/2003                       7227.03                            7,996.83
09/30/2003                        7145.6                            7,911.96
10/31/2003                       7573.12                            8,359.47
11/30/2003                       7674.91                            8,433.02
12/31/2003                       8094.11                            8,875.35

AVERAGE ANNUAL TOTAL RETURN

1 Year          20.09%
Since inception -4.46%
(Inception date May 16, 1999)

*PRIOR TO 12/15/03, THE FUND WAS MANAGED BY JP MORGAN INVESTMENT MANAGEMENT,
INC.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/CURIAN S&P 400 MIDCAP INDEX FUND
(FORMERLY JNL/MELLON CAPITAL MANAGEMENT S&P 400 MID CAP INDEX FUND)* CURIAN CAPITAL LLC
TEAM MANAGEMENT

OBJECTIVE:

JNL/Curian S&P 400 MidCap Index Fund seeks as its investment objective long-term capital growth by investing in equity securities of medium capitalization weighted domestic corporations and matching the performance of the S&P 400 Index.

MONEY MANAGER COMMENTARY:

Stocks were strong in 2003, as the S&P 500 Index gained 28.7%. This marked the index's highest return since it gained 33.3% in 1997. More than 90 percent of the stocks in the S&P 500 rallied in 2003, the benchmark's broadest advance in at least 23 years. The 10 biggest S&P 500 companies, led by General Electric Co., Microsoft Corp. and Exxon Mobil Corp., climbed, and all 10 industry groups increased. Also, 459 of the 500 companies rose, the most since at least 1980, according to S&P, as investors bet the economy's surge would extend into 2004. The rally contrasts with 1999, the last year the market advanced, when about half of the S&P 500 members rose and the increases were concentrated in the largest companies' shares and technology stocks. The breadth of this year's advance speaks to the strength in the economy. Technology companies led the gains last year, as they did in 1999. An index of 83 computer related companies in the S&P 500 rose 47%. Telecommunications stocks added 3.3%, the smallest increase among the 10 industry groups. Among the 10 largest companies in the index, Intel Corp. had the biggest gain. Shares of the world's No. 1 semiconductor producer more than doubled. Cisco Systems Inc., the biggest maker of computer networking equipment rose 85%.

The war in Iraq took center stage during the first quarter of 2003 as markets finished lower. At the beginning of the quarter, despite some strong gains, investors were uncertain as to the timing and potential length of the war, and were loathe to make large commitments in the markets. Trading volume during the quarter was consistently lower than the recent norm. Prior to the start of the war on March 19, with military action all but assured, equities rallied sharply over an eight-day period, with the S&P 500 gaining nearly 12%. Once the war began in earnest, equity markets hung one very item of news about the military campaign, eschewing the typical indicators that drive investment in stocks. The performance for the rest of March was volatile, depending on news reports of success or failure on the battlefield. For the quarter, the S&P 500 fell 3.2% and the Russell 3000 lost 3.0%.

The U.S. equity markets surged in the second quarter as investor sentiment improved. A quick end to the war in Iraq and first quarter earnings results that outpaced expectations gave investors encouragement for the remainder of 2003. Combined with the lowest interest rates in nearly half a century, a weaker U.S. dollar, and a $350 billion tax stimulus package, investors rushed into stocks in the hope that the long-awaited recovery in the economy had arrived. Though the rally slackened toward the end of the quarter as investors questioned the evidence of a pickup in the economy, the S&P 500 returned 15.4%, the best quarterly result since the fourth quarter of 1998.

Stocks extended their gains in the third quarter of 2003, with the positive sentiment inspired by better-than-expected economic growth and corporate earnings. The broad market posted its second quarterly advance in a row -- a first since the beginning of 2000. Through August, the S&P 500 rose for six straight months and the Nasdaq Composite advanced for seven, their longest streaks since 1998 and 1995, respectively. Though the streaks ended in September,the major indices still posted gains for the second straight quarter. The S&P 500 Index delivered a 2.7% total return in the quarter.

Stocks finished the year in grand fashion, as the broad S&P 500 gained 12.2%. Stocks forged ahead as the anticipated strength in corporate earnings and economic data continued to materialize. The positive news during the quarter -bullish reports on corporate profits, GDP growth and productivity - exceeded the expectations of investors and provided support for the gains.

MID CAP STOCKS
Mid cap stocks outperformed large capitalization stocks, as the S&P 400(R) Index rose 35.6%.

JNL/CURIAN S&P 400 MIDCAP INDEX FUND
[GRAPH OMITTED]

Date            JNL/Curian S&P 400 MidCap Index Fund      S&P 400 Index
 1/15/2002                    10,000.00                    10,000.00
 1/31/2002                    10,080.00                    10,031.85
 2/28/2002                    10,090.00                    10,044.17
 3/31/2002                    10,800.00                    10,762.20
 4/30/2002                        10740                    10,711.87
 5/31/2002                    10,560.00                    10,531.22
 6/30/2002                     9,780.00                     9,760.38
 7/31/2002                     8,830.00                     8,814.76
 8/31/2002                     8,870.00                     8,859.21
 9/30/2002                     8,150.00                     8,145.51
10/31/2002                     8,500.00                     8,498.39
11/30/2002                     8,980.00                     8,989.94
12/31/2002                      8606.01                     8,624.99
 1/31/2003                      8344.31                     8,372.96
 2/28/2003                         8143                     8,173.54
 3/31/2003                      8213.46                     8,242.47
 4/30/2003                      8797.26                     8,840.74
 5/31/2003                      9521.97                     9,573.53
 6/30/2003                      9642.76                     9,695.41
 7/31/2003                      9974.92                    10,039.59
 8/31/2003                      10417.8                    10,494.82
 9/30/2003                     10256.75                    10,334.16
10/31/2003                     11021.73                    11,115.65
11/30/2003                     11394.16                    11,502.98
12/31/2003                     11579.61                    11,697.07

AVERAGE ANNUAL TOTAL RETURN

1 Year          34.55%
Since inception 7.76%
(Inception date January 15, 2002)

*PRIOR TO 12/15/03, THE FUND WAS MANAGED BY MELLON CAPITAL MANAGEMENT.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/CURIAN S&P 500 INDEX FUND
(FORMERLY JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND)*
CURIAN CAPITAL LLC
TEAM MANAGEMENT

OBJECTIVE:

JNL/Curian S&P 500 Index Fund seeks as its investment objective long-term capital growth by matching the performance of the S&P 500 Index.

MONEY MANAGER COMMENTARY:

Stocks were strong in 2003, as the S&P 500 Index gained 28.7%. This marked the index's highest return since it gained 33.3% in 1997. More than 90 percent of the stocks in the S&P 500 rallied in 2003, the benchmark's broadest advance in at least 23 years. The 10 biggest S&P 500 companies, led by General Electric Co., Microsoft Corp. and Exxon Mobil Corp., climbed, and all 10 industry groups increased. Also, 459 of the 500 companies rose, the most since at least 1980, according to S&P, as investors bet the economy's surge would extend into 2004. The rally contrasts with 1999, the last year the market advanced, when about half of the S&P 500 members rose and the increases were concentrated in the largest companies' shares and technology stocks. The breadth of this year's advance speaks to the strength in the economy. Technology companies led the gains last year, as they did in 1999. An index of 83 computer related companies in the S&P 500 rose 47%. Telecommunications stocks added 3.3%, the smallest increase among the 10 industry groups. Among the 10 largest companies in the index, Intel Corp. had the biggest gain. Shares of the world's No. 1 semiconductor producer more than doubled. Cisco Systems Inc., the biggest maker of computer networking equipment rose 85%.

The war in Iraq took center stage during the first quarter of 2003 as markets finished lower. At the beginning of the quarter, despite some strong gains, investors were uncertain as to the timing and potential length of the war, and were loathe to make large commitments in the markets. Trading volume during the quarter was consistently lower than the recent norm. Prior to the start of the war on March 19, with military action all but assured, equities rallied sharply over an eight-day period, with the S&P 500 gaining nearly 12%. Once the war began in earnest, equity markets hung one very item of news about the military campaign, eschewing the typical indicators that drive investment in stocks. The performance for the rest of March was volatile, depending on news reports of success or failure on the battlefield. For the quarter, the S&P 500 fell 3.2% and the Russell 3000 lost 3.0%.

The U.S. equity markets surged in the second quarter as investor sentiment improved. A quick end to the war in Iraq and first quarter earnings results that outpaced expectations gave investors encouragement for the remainder of 2003. Combined with the lowest interest rates in nearly half a century, a weaker U.S. dollar, and a $350 billion tax stimulus package, investors rushed into stocks in the hope that the long-awaited recovery in the economy had arrived. Though the rally slackened toward the end of the quarter as investors questioned the evidence of a pickup in the economy, the S&P 500 returned 15.4%, the best quarterly result since the fourth quarter of 1998.

Stocks extended their gains in the third quarter of 2003, with the positive sentiment inspired by better-than-expected economic growth and corporate earnings. The broad market posted its second quarterly advance in a row -- a first since the beginning of 2000. Through August, the S&P 500 rose for six straight months and the Nasdaq Composite advanced for seven, their longest streaks since 1998 and 1995, respectively. Though the streaks ended in September,the major indices still posted gains for the second straight quarter. The S&P 500 Index delivered a 2.7% total return in the quarter.

Stocks finished the year in grand fashion, as the broad S&P 500 gained 12.2%. Stocks forged ahead as the anticipated strength in corporate earnings and economic data continued to materialize. The positive news during the quarter -bullish reports on corporate profits, GDP growth and productivity - exceeded the expectations of investors and provided support for the gains.

JNL/CURIAN S&P 500 INDEX FUND
[GRAPH OMITTED]

Date            JNL/Curian S&P 500 Index Fund          S&P 500 Index
 1/15/2002                  10,000.00                       10,000.00
 1/31/2002                   9,920.00                        9,865.00
 2/28/2002                   9,720.00                        9,674.76
 3/31/2002                  10,080.00                       10,038.62
 4/30/2002                       9460                        9,430.00
 5/31/2002                   9,380.00                        9,360.53
 6/30/2002                   8,710.00                        8,693.80
 7/31/2002                   8,040.00                        8,016.04
 8/31/2002                   8,090.00                        8,068.63
 9/30/2002                   7,210.00                        7,191.72
10/31/2002                   7,830.00                        7,824.73
11/30/2002                   8,280.00                        8,285.28
12/31/2002                       7790                        7,794.10
 1/31/2003                       7580                        7,589.92
 2/28/2003                       7470                        7,476.04
 3/31/2003                       7530                        7,548.64
 4/30/2003                       8140                        8,170.45
 5/31/2003                       8570                        8,600.92
 6/30/2003                       8670                        8,710.60
 7/31/2003                       8820                        8,864.20
 8/31/2003                       8990                        9,037.05
 9/30/2003                       8890                        8,941.14
10/31/2003                       9390                        9,446.86
11/30/2003                       9460                        9,529.97
12/31/2003                    9955.13                       10,029.85

AVERAGE ANNUAL TOTAL RETURN

1 Year          27.79%
Since inception -0.23%
(Inception date January 15, 2002)

*PRIOR TO 12/15/2003, THE FUND WAS MANAGED BY MELLON CAPITAL MANAGEMENT.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/CURIAN SMALL CAP INDEX FUND
(FORMERLY JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND)*
CURIAN CAPITAL LLC
TEAM MANAGEMENT

OBJECTIVE:

JNL/Curian Small Cap Index Fund seeks as its investment objective long-term capital growth by investing in equity securities of small to mid-size domestic companies matching the performance of the Russell 2000 Index.

MONEY MANAGER COMMENTARY:

Stocks were strong in 2003, as the S&P 500 Index gained 28.7%. This marked the index's highest return since it gained 33.3% in 1997. More than 90 percent of the stocks in the S&P 500 rallied in 2003, the benchmark's broadest advance in at least 23 years. The 10 biggest S&P 500 companies, led by General Electric Co., Microsoft Corp. and Exxon Mobil Corp., climbed, and all 10 industry groups increased. Also, 459 of the 500 companies rose, the most since at least 1980, according to S&P, as investors bet the economy's surge would extend into 2004. The rally contrasts with 1999, the last year the market advanced, when about half of the S&P 500 members rose and the increases were concentrated in the largest companies' shares and technology stocks. The breadth of this year's advance speaks to the strength in the economy. Technology companies led the gains last year, as they did in 1999. An index of 83 computer related companies in the S&P 500 rose 47%. Telecommunications stocks added 3.3%, the smallest increase among the 10 industry groups. Among the 10 largest companies in the index, Intel Corp. had the biggest gain. Shares of the world's No. 1 semiconductor producer more than doubled. Cisco Systems Inc., the biggest maker of computer networking equipment rose 85%.

The war in Iraq took center stage during the first quarter of 2003 as markets finished lower. At the beginning of the quarter, despite some strong gains, investors were uncertain as to the timing and potential length of the war, and were loathe to make large commitments in the markets. Trading volume during the quarter was consistently lower than the recent norm. Prior to the start of the war on March 19, with military action all but assured, equities rallied sharply over an eight-day period, with the S&P 500 gaining nearly 12%. Once the war began in earnest, equity markets hung one very item of news about the military campaign, eschewing the typical indicators that drive investment in stocks. The performance for the rest of March was volatile, depending on news reports of success or failure on the battlefield. For the quarter, the S&P 500 fell 3.2% and the Russell 3000 lost 3.0%.

The U.S. equity markets surged in the second quarter as investor sentiment improved. A quick end to the war in Iraq and first quarter earnings results that outpaced expectations gave investors encouragement for the remainder of 2003. Combined with the lowest interest rates in nearly half a century, a weaker U.S. dollar, and a $350 billion tax stimulus package, investors rushed into stocks in the hope that the long-awaited recovery in the economy had arrived. Though the rally slackened toward the end of the quarter as investors questioned the evidence of a pickup in the economy, the S&P 500 returned 15.4%, the best quarterly result since the fourth quarter of 1998.

Stocks extended their gains in the third quarter of 2003, with the positive sentiment inspired by better-than-expected economic growth and corporate earnings. The broad market posted its second quarterly advance in a row -- a first since the beginning of 2000. Through August, the S&P 500 rose for six straight months and the Nasdaq Composite advanced for seven, their longest streaks since 1998 and 1995, respectively. Though the streaks ended in September,the major indices still posted gains for the second straight quarter. The S&P 500 Index delivered a 2.7% total return in the quarter.

Stocks finished the year in grand fashion, as the broad S&P 500 gained 12.2%. Stocks forged ahead as the anticipated strength in corporate earnings and economic data continued to materialize. The positive news during the quarter -bullish reports on corporate profits, GDP growth and productivity - exceeded the expectations of investors and provided support for the gains

SMALL CAP STOCKS
Small cap stocks were solid performers in 2003, as the Russell 2000(R) surged 47.3%.

JNL/CURIAN SMALL CAP INDEX FUND
[GRAPH OMITTED]

Date            JNL/Curian Small Cap Index Fund          Russell 2000 Index
 1/15/2002                   10,000.00                            10,000.00
 1/31/2002                   10,010.00                             9,965.00
 2/28/2002                    9,740.00                             9,692.32
 3/31/2002                   10,520.00                            10,471.98
 4/30/2002                       10630                            10,567.22
 5/31/2002                   10,150.00                            10,098.34
 6/30/2002                    9,670.00                             9,596.44
 7/31/2002                    8,220.00                             8,146.93
 8/31/2002                    8,190.00                             8,126.08
 9/30/2002                    7,600.00                             7,542.36
10/31/2002                    7,830.00                             7,784.03
11/30/2002                    8,500.00                             8,478.54
12/31/2002                    8,021.44                             8,007.24
 1/31/2003                     7789.08                             7,786.56
 2/28/2003                     7566.82                             7,551.36
 3/31/2003                     7647.65                             7,648.56
 4/30/2003                     8364.93                             8,373.42
 5/31/2003                     9233.75                             9,271.90
 6/30/2003                     9405.49                             9,440.46
 7/31/2003                     9981.34                            10,030.73
 8/31/2003                    10435.95                            10,490.92
 9/30/2003                    10244.01                            10,297.57
10/31/2003                    11092.62                            11,162.05
11/30/2003                    11476.52                            11,558.13
12/31/2003                    11701.89                            11,794.02

AVERAGE ANNUAL TOTAL RETURN

1 Year          45.88%
Since inception 8.34%
(Inception date January 15, 2002)

*PRIOR TO 12/15/2003, THE FUND WAS MANAGED BY MELLON CAPITAL MANAGEMENT.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
THE EAGLE/JNL CORE EQUITY FUND
EAGLE ASSET MANAGEMENT, INC.
TEAM MANAGEMENT

OBJECTIVE:

The Eagle/JNL Core Equity Fund ("the Fund") is invested in a diversified portfolio of common stocks and its primary objective is long-term capital appreciation with current income being a secondary objective.

The Fund consists of three separately managed constituent portfolios (all managed by different investment teams at sub-advisor Eagle Asset Management, Inc.): (i) the Growth Equity portfolio (40% of Funds' assets comprised of mostly large cap growth companies); (ii) the Value Equity portfolio (40% of Funds' assets comprised of mostly mid and large cap value companies); and (iii) Equity Income portfolio (20% of Funds' assets comprised of mostly mid and large cap companies paying a steady or rising dividend).

The Fund is designed to be a core large cap equity holding around which investors can build a diversified equity portfolio.

MONEY MANAGER COMMENTARY:

The U.S. economy is starting to show the beginning phases of a recovery period. Monetary and fiscal stimuli appear to have set the stage for a sustainable recovery. The federal funds rate remains at a historic trough of 1%. The low borrowing costs allow corporations to spend on capital equipment and new projects. The dollar continues to weaken while economies outside the United States begin recovering. U.S. multinational companies that generate revenues and profits overseas garnered a near-term competitive advantage from the currency translation. Increased government spending has also aided the recovery, pumping more money into the economy. Tax cuts and an improving employment picture have bolstered the consumer over the course of the year, sustaining the recovery throughout its early and current stages. On the corporate level, increased productivity has led to profit growth. An improving real gross domestic product has reflected these positive developments throughout the year.

PERFORMANCE DISCUSSION
The Fund was up 24.54% in calendar year 2003 while the benchmark S&P 500 Index was up 28.69%. The Fund has a 40 percent value allocation and a 20 percent equity income allocation. Thus, 60 percent of its assets are in relatively conservative strategies that have served investors very well in the rocky markets of 2000, 2001 and 2002. In general, the market recovery of 2003 was led by lower-quality, higher-priced stocks in the technology and telecommunications sectors that don't tend to be areas heavily represented in the Fund's overall portfolio. In such an environment, it is not surprising that the Fund slightly lagged the market. As the economic recovery continues, however, we believe other more traditional sectors will also begin to participate in the improving equity markets as well. This broadening of the market recovery in 2004 should benefit many of the Fund's holdings that were laggards in 2003.

PORTFOLIO POSITIONING
Below is a brief overview of contributions made by the three constituent portfolios in 2003:

GROWTH EQUITY
There were mostly winning sectors in 2003 for the Growth Equity portion of the Fund with the financial services, consumer/retail and technology sectors all contributing nicely on the upside. Our financial services sector performance benefited from strong showings by Lehman Brothers, Goldman Sachs and Citigroup. Some of the most significant portfolio moves this year came in the consumer/retail sector where we shifted money from consumer staples names and into more discretionary names. We sold positions in Colgate-Palmolive, Anheuser-Busch and Coca-Cola and added several media names including Time Warner, Univision and Lamar Advertising. Some media names, including Viacom and Westwood One, detracted from performance while the sector has dealt with softer-than-expected local advertising sales but we are seeing strength in national advertising and believe the pending economic recovery may lead to a stronger local ad environment in 2004. Technology's performance improved as the year progressed with consumer spending as the principal driver. Technology holdings Intel, Taiwan Semiconductor and Fairchild Semiconductor benefited performance, while LSI Logic and Lockheed Martin hurt performance.

Our healthcare sector performance was hurt due to the lagging performance of some large-cap pharmaceutical stocks such as MedImmune and Merck. Merck suffered from pipeline concerns and MedImmune's nasally inhaled FluMist flu vaccine had a slower-than-expected sales. Positions in Baxter and St. Jude, both beneficiaries of having new products out, did aid the sector's performance. Now that the long-awaited prescription drug legislation has been enacted, we believe much of the uncertainty that held back the large pharmaceutical stocks in 2003 is gone and we believe it is a sector that holds much promise in 2004.

VALUE EQUITY
During 2003, top-performing sectors in the Value Equity portion of the Fund were telecommunications, financials and consumer cyclicals. BellSouth, SBC Communications and Verizon Communications reported losing fewer hard-wired telephone customers, which should allow the growth in high-speed Internet, wireless and South America to more than offset those losses. Major banks and brokerage houses moderately outperformed the market during 2003. The solid performance of US Bancorp, Wells Fargo, Lehman Brothers Holdings, JP Morgan Chase and Citigroup was driven by solid earnings growth, improving credit quality and defensive posturing. There was also a reduction in loan-loss pressure that had been prevalent during 2002. An improving cyclical economy and better revenues drove Federated Department Stores and Gannett shares higher. Honda continues to take market share in the North American marketplace from domestic manufacturers.

While all major sectors were positive for the year, there were individual stocks held in the Value Equity portion of the Fund that had disappointing returns. Shares of some defense manufacturers, including Lockheed Martin, faded since the end of the conflict in Iraq. We continue to hold the stock, as the long-term outlook for defense spending remains solid and we find the stock's valuation compelling. TECO had become highly levered to several power plants it is building and was struggling to pay for them before they became operational. It then suffered from a ratings downgrade, which took up nearly all the slack that was left in the company's financial position and we sold the stock.

EQUITY INCOME
The Equity Income portion of the Fund had a rewarding 2003, though the safer, large-capitalization dividend-paying stocks we like in this portfolio tended to lag behind the riskier segments of the market that seemed to be most in favor with investors. This portfolio benefited in several ways from a renewed focus on dividends. First, there's the tax break on dividends that was part of the 2003 tax law. Second, many of the stocks we hold have increased their dividends substantially, which is equivalent to an unexpected raise for shareholders. Third, and most important from a long-term perspective, a variety of companies have lifted their dividend payouts high enough that their stocks now meet our yield criteria for inclusion in the portfolio. This has broadened our choices among stocks, which has created opportunities to add high-quality stocks that we would not have considered at lower yields.

Top-performing sectors in the Equity Income portion of the Fund included healthcare, capital goods and financials. Pfizer recovered from weak third-quarter results, when blockbuster anti-cholesterol drug Lipitor faced new competition. Pfizer shares also responded favorably to Congress' passage of the Medicare drug reimbursement bill. In the capital goods sector, Deere & Co. benefited from improved farmer cash flow, tax incentives and favorable crop conditions that have supported higher farm-equipment demand. Cooper Industries traded up on cost-cutting initiatives and better sales numbers. 3M reported better-than-expected earnings, revenues and order numbers. Performance of financials was driven by solid earnings growth, improving credit quality and defensive posturing. Also up for the year were REIT holdings, boosted by an improving economic outlook.

Down for the year were consumer staples stocks Newell Rubbermaid and Kraft Foods. The restructuring effort of Newell's commodity business is taking longer than the company projected. Kraft suffered from disappointing sales and increased competition in private-label dairy products.

OUTLOOK
U.S. economic fundamentals continue to improve. We believe tax cuts, government spending, low interest rates and easing credit will likely continue to boost corporate growth into the first half of 2004. The Fed's accommodative monetary policy has been influential in the recovery of the economy and businesses appear to be taking advantage of the low-rate environment by cleaning up their balance sheets and making capital investments. The economy should continue to benefit from historically low interest rates, even if the rates themselves start to ease upward. We look forward now to an increase in corporate spending, which would further bolster the recovery. On the consumer side, spending remains steady as the employment picture stabilizes.

All of these factors point, in our view, to a favorable 2004 as more sectors begin to participate in the market's recovery. We believe the Fund, with its diversified approach, should be well positioned to capitalize in the broadening market environment we expect in the coming year.

JNL/EAGLE CORE EQUITY FUND
[GRAPH OMITTED]

Date           JNL/Eagle Core Equity Fund       S&P 500 Index
  09/16/96                    10,000.00            10000.00
  09/30/96                    10,060.00            10054.00
  10/31/96                    10,250.00            10332.00
  11/30/96                    10,810.00            11112.00
  12/31/96                    10,647.07            10892.00
  01/31/97                    11,158.37            11571.66
  02/28/97                    11,288.70            11661.92
  03/31/97                    10,807.48            11183.78
  04/30/97                    11,328.80            11850.33
  05/31/97                    12,040.61            12570.83
  06/30/97                    12,642.14            13134.01
  07/31/97                    13,634.67            14178.16
  08/31/97                    13,083.26            13384.18
  09/30/97                    13,694.82            14117.64
  10/31/97                    13,424.13            13646.11
  11/30/97                    13,795.07            14277.92
  12/31/97                    14,091.34            14522.99
  01/31/98                    14,122.09            14683.47
  02/28/98                    15,064.93            15741.94
  03/31/98                    15,628.58            16609.84
  04/30/98                    15,536.35            16760.99
  05/31/98                    15,259.64            16445.88
  06/30/98                    15,577.34            17093.85
  07/31/98                    15,290.39            16912.30
  08/31/98                    13,158.75            14469.43
  09/30/98                    13,865.88            15396.40
  10/31/98                    14,839.47            16647.65
  11/30/98                    15,495.35            17656.21
  12/31/98                    16,421.70            18673.00
  01/31/99                    16,659.09            19453.85
  02/28/99                    16,246.23            18849.46
  03/31/99                    17,020.35            19603.61
  04/30/99                    17,773.83            20362.77
  05/31/99                    17,402.25            19881.93
  06/30/99                    18,393.13            20985.34
  07/31/99                    17,949.30            20330.07
  08/31/99                    17,908.01            20229.54
  09/30/99                    17,226.78            19674.92
  10/31/99                    18,331.20            20919.99
  11/30/99                    19,187.89            21345.27
  12/31/99                    20,288.39            22602.40
  01/31/00                    19,673.26            21466.81
  02/29/00                    19,695.23            21060.43
  03/31/00                    21,518.66            23120.79
  04/30/00                    20,804.66            22425.20
  05/31/00                    20,354.30            21965.08
  06/30/00                    21,024.35            22506.56
  07/31/00                    21,035.34            22154.67
  08/31/00                    22,683.01            23530.79
  09/30/00                    21,738.35            22288.48
  10/31/00                    21,364.87            22194.27
  11/30/00                    19,596.37            20444.49
  12/31/00                    20,344.67            20544.53
  01/31/01                    21,085.16            21273.43
  02/28/01                    19,453.57            19333.65
  03/31/01                    18,211.05            18108.85
  04/30/01                    19,754.79            19516.08
  05/31/01                    19,880.29            19646.86
  06/30/01                    19,403.37            19168.68
  07/31/01                    19,240.21            18979.94
  08/31/01                    18,035.34            17791.80
  09/30/01                    16,290.80            16355.07
  10/31/01                    16,893.23            16666.93
  11/30/01                    18,098.09            17945.42
  12/31/01                    18,345.35            18102.91
  01/31/02                     18130.71            17849.47
  02/28/02                     18004.45            17505.26
  03/31/02                     18787.25            18163.61
  04/30/02                     17764.56            17062.39
  05/31/02                     17562.54            16936.69
  06/30/02                     16451.47            15730.33
  07/31/02                     15113.13               14504
  08/31/02                      15340.4            14599.17
  09/30/02                     13711.66            13012.51
  10/31/02                     14620.72            14157.86
  11/30/02                     15491.91            14991.17
  12/31/02                     14578.72            14102.44
  01/31/03                     14260.41           13,733.00
  02/28/03                     14018.49           13,526.95
  03/31/03                     14094.89           13,658.30
  04/30/03                     15202.62           14,783.39
  05/31/03                     15890.17           15,562.28
  06/30/03                     16081.16           15,760.73
  07/31/03                     16323.08           16,038.66
  08/31/03                     16577.73           16,351.39
  09/30/03                     16323.08           16,177.86
  10/31/03                     17099.76           17,092.89
  11/30/03                     17328.95           17,243.27
  12/31/03                     18156.21           18,147.74

AVERAGE ANNUAL TOTAL RETURN

1 Year          24.54%
5 Year          2.03%
Since inception 8.52%
(Inception date September 16, 1996)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/EAGLE SMALLCAP EQUITY FUND
EAGLE ASSET MANAGEMENT, INC.
BERT L. BOKSEN

OBJECTIVE:

The JNL/Eagle SmallCap Equity Fund ("the Fund") is designed to capture the significant long-term capital appreciation potential of dynamic small companies whose market capitalization at time of purchase is generally between $100 million and $1.25 billion. Using extensive fundamental research, Eagle attempts to locate those small, rapidly growing, under-researched growth companies that it believes will enable the Fund to outperform the Russell 2000 Index.

MONEY MANAGER COMMENTARY:

The Russell 2000 Index was up 47.3% for the year, outpacing the 28.7% return of the S&P 500 Index. This pattern is a continuation of several years of outperformance of small-cap stocks over large caps. This is consistent with prior economic cycles when small-cap stocks outperformed large caps following recessionary periods. Leaders of the strong outperformance during the year were nonearners, micro caps, and technology stocks.

PERFORMANCE DISCUSSION
The Fund had an excellent absolute return of 39.97% for the year but trailed the benchmark Russell 2000 Index which was up 47.3%.

Positive sectors for the fund during 2003 included the consumer discretionary and financial services sectors, primarily due to improving sales and solid earnings growth respectively. Individual winners included Eclipsys, a healthcare information technology company; Multimedia Games, a supplier of interactive electronic games; and Integrated Silicon Solution, a provider of computer-memory products.

On the down side, materials and processing and health care were the lagging sectors for 2003. Materials and processing underperformance is due primarily to Hughes Supply, a wholesale distributor of construction materials. While positive for the year, our healthcare holdings lagged the benchmark due to the market's focus on micro-cap companies, which we typically do not own. Some holdings notable for their underperformance include SurModics, a provider of coating technologies for medical devices such as stents; and Hilb Rogal and Hamilton, the seventh-largest insurance broker in the United States

PRESENT POSITIONING
Relative to the Russell 2000 Index, we continue to overweight the consumer discretionary sector due to our holdings in gaming-equipment suppliers, an area that we believe still has tremendous potential. We also are overweight in technology and healthcare because those sectors are currently populated with the types of growth-at-a-reasonable-price characteristics we tend to find most attractive. We have underweighted financial services, industrials and utilities because they are, in our view, less growth-oriented sectors in the near to intermediate term.

OUTLOOK
The recent market rebound has been fueled by the improving economy and upward revisions of earnings estimates. Small-cap stocks typically lead coming out of a recession, a trend that historically has lasted up to six years. If this holds true again, we are only about two-thirds of the way through this cycle. We remain positive on the market coming into the new year because first-half earnings comparisons will be relatively easy. Of future concern, the economic recovery and increased government spending will put pressure on interest rates, which could mute the market's recovery.

JNL/EAGLE SMALLCAP EQUITY FUND
[GRAPH OMITTED]

Date            JNL/Eagle SmallCap Equity Fund          Russell 2000 Index
     9/16/1996                      10,000.00                10,000.00
     9/30/1996                      10,360.00                10,120.00
    10/31/1996                      10,420.00                 9,964.00
    11/30/1996                      11,110.00                10,372.00
    12/31/1996                      11,540.00                10,639.00
     1/31/1997                      11,810.00                10,849.65
     2/28/1997                      11,550.00                10,587.09
     3/31/1997                      11,340.00                10,090.56
     4/30/1997                      11,460.00                10,115.78
     5/31/1997                      12,740.00                11,243.69
     6/30/1997                      13,490.00                11,721.55
     7/31/1997                      14,410.00                12,268.95
     8/31/1997                      14,720.00                12,546.22
     9/30/1997                      16,120.00                13,462.10
    10/31/1997                      14,980.00                12,864.38
    11/30/1997                      14,590.00                12,780.76
    12/31/1997                      14,730.00                13,004.43
     1/31/1998                      14,860.00                12,806.37
     2/28/1998                      15,830.00                13,766.97
     3/31/1998                      17,140.00                14,345.79
     4/30/1998                      17,480.00                14,274.10
     5/31/1998                      16,450.00                13,497.59
     6/30/1998                      15,970.00                13,520.35
     7/31/1998                      14,350.00                12,416.30
     8/31/1998                      11,300.00                10,009.25
     9/30/1998                      12,150.00                10,783.77
    10/31/1998                      12,930.00                11,226.14
    11/30/1998                      14,330.00                11,818.87
    12/31/1998                      14,904.22                12,556.73
     1/31/1999                      15,879.73                12,719.66
     2/28/1999                      13,717.52                11,693.89
     3/31/1999                      13,134.22                11,874.21
     4/30/1999                      14,260.58                12,936.98
     5/31/1999                      16,161.33                13,128.01
     6/30/1999                      16,996.04                13,717.31
     7/31/1999                      16,553.54                13,339.26
     8/31/1999                      15,316.55                12,848.24
     9/30/1999                      14,984.68                12,848.04
    10/31/1999                      14,753.37                12,902.64
    11/30/1999                      15,930.02                13,688.15
    12/31/1999                      17,775.67                15,237.75
     1/31/2000                      16,581.55                14,990.24
     2/29/2000                      20,352.46                17,468.17
     3/31/2000                      18,875.52                16,318.63
     4/30/2000                      17,031.96                15,336.23
     5/31/2000                       16277.78                14,440.72
     6/30/2000                       18299.41                15,702.99
     7/31/2000                       17545.22                15,211.63
     8/31/2000                       19210.71                 16366.44
     9/30/2000                       17765.19                 15881.71
    10/31/2000                       16696.77                 15174.12
    11/30/2000                       14842.73                 13615.62
    12/31/2000                       15421.29                 14792.96
     1/31/2001                       17332.66                 15563.24
     2/28/2001                       15899.13                 14542.39
     3/31/2001                       15214.94                 13831.48
     4/30/2001                       16322.67                 14913.09
     5/31/2001                       16865.67                 15278.54
     6/30/2001                       17006.85                 15799.99
     7/31/2001                       16561.59                 14966.24
     8/31/2001                       16040.31                 14482.68
     9/30/2001                       13727.12                  12531.5
    10/31/2001                       14585.06                 13266.07
    11/30/2001                       15844.83                 14293.73
    12/31/2001                       17116.94                 15177.01
     1/31/2002                       17612.29                  15020.1
     2/28/2002                       16896.79                 14609.09
     3/31/2002                       18514.92                 15784.26
     4/30/2002                       18217.71                 15927.81
     5/31/2002                       16984.85                 15221.08
     6/30/2002                       15586.87                 14464.58
     7/31/2002                       13231.23                 12279.75
     8/31/2002                       12967.05                 12248.32
     9/30/2002                       11833.26                 11368.49
    10/31/2002                        12471.7                 11732.76
    11/30/2002                       13484.41                 12779.58
    12/31/2002                       13220.22                  12069.2
     1/31/2003                       12460.69                11,736.57
     2/28/2003                       11954.34                11,382.06
     3/31/2003                       12493.72                11,528.56
     4/30/2003                       13825.65                12,621.13
     5/31/2003                        14761.3                13,975.40
     6/30/2003                       15157.58                14,229.46
     7/31/2003                       16324.39                15,119.17
     8/31/2003                       17458.18                15,812.81
     9/30/2003                       16830.74                15,521.38
    10/31/2003                       17854.46                16,824.40
    11/30/2003                       18580.96                17,421.40
    12/31/2003                       18503.91                17,776.95

AVERAGE ANNUAL TOTAL RETURN

1 Year          39.97%
5 Year          4.42%
Since inception 8.80%
(Inception date September 16, 1996)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/JPMORGAN INTERNATIONAL VALUE FUND
JPMORGAN INVESTMENT MANAGEMENT INC.
TEAM MANAGEMENT

OBJECTIVE:

JNL/JPMorgan International Value Fund seeks as its investment objective to provide high total return by investing in equity securities of foreign companies in developed and, to a lesser extent, developing markets.

MONEY MANAGER COMMENTARY:

Following the outbreak of war in Iraq in mid-March, international equity markets rallied with increasing strength. Low interest rates throughout the developed world and U.S. Congress's approval of a $350-billion package of tax cuts successfully boosted economic activity everywhere. By year-end, there was a clear trend of recovering global growth, with economic data and corporate profits improving across the world. The weak U.S. dollar bolstered U.S. dollar returns from foreign markets.

PORTFOLIO REVIEW
During the 12 months leading to December 31, 2003, the Fund matched its Salomon Smith Barney PMI Value Index benchmark, rallying by 39.43% compared with the Index's 42.1% rise. Strong stock picking drove performance. Reliance Industries, an Indian conglomerate with interests ranging from bulk chemicals to mobile phones, made the greatest contribution. As demand for raw materials increased, Reliance was able to lift its chemicals prices at a time when sales were also growing.

In oil and gas, the strategy of holding second-tier companies rather than the more expensive large caps added to performance. The Portfolio did not own BP or Royal Dutch/Shell, choosing instead to buy TotalFinaElf, ENI and Lukoil.

From a negative perspective, the Portfolio suffered from holding Aegon and Bayer, two European companies that experienced unforeseen crises.

MARKET OUTLOOK
In spite of the substantial rise in equities since the giveaway valuations of March, the combination of an appreciation in bond yields and abundant liquidity (which has kept short rates low), means equities still look attractive. We do not anticipate any valuation appreciation in 2004, so stock gains will depend on genuine earnings progression. As always, we remain confident in our ability to pick stocks at reasonable prices. We do not expect the low-quality momentum rally that dominated parts of 2003 to continue into 2004.

JNL/JPMORGAN INTERNATIONAL VALUE FUND
[GRAPH OMITTED]

                                                           MSCI All Country
Date        JNL/JPMorgan International Value Fund       World (ex U.S.) Index
03/02/98                    10,000.00                             10,000.00
03/31/98                    10,490.00                             10,172.92
04/30/98                    10,750.00                             10,230.45
05/31/98                    10,320.00                             10,028.23
06/30/98                    10,230.00                              9,976.11
07/31/98                    10,270.00                             10,055.23
08/31/98                     8,560.00                              8,621.46
09/30/98                     8,140.00                              8,424.36
10/31/98                     9,200.00                              9,292.85
11/30/98                     9,600.00                              9,778.49
12/31/98                     9,875.81                             10,099.37
1/31/1999                   10,046.77                             10,074.91
2/28/1999                    9,745.07                              9,835.63
3/31/1999                   10,278.08                             10,294.95
4/30/1999                   10,750.75                             10,794.99
05/31/99                    10,408.82                             10,270.82
06/30/99                    11,022.29                             10,737.95
07/31/99                    11,384.33                             10,974.69
08/31/99                    11,535.18                             10,998.39
09/30/99                    11,565.35                             11,057.82
10/31/99                    11,927.40                             11,455.15
11/30/99                    12,460.41                             11,899.54
12/31/99                    13,630.84                             13,020.00
01/31/00                    12,801.59                             12,298.12
02/29/00                    13,247.31                             12,616.88
03/31/00                    13,371.70                             13,076.18
04/30/00                    12,780.86                             12,331.10
05/31/00                    12,594.28                             11,999.28
06/30/00                    13,216.22                             12,491.85
07/31/00                    12,791.22                             11,984.42
08/31/00                    13,040.00                             12,118.22
09/30/00                    12,376.60                             11,431.90
10/31/00                    11,785.76                             11,055.79
11/30/00                    11,153.45                             10,546.89
12/31/00                    11,524.73                             10,893.00
01/31/01                    11,583.59                             11,051.34
02/28/01                    10,677.15                             10,167.69
03/31/01                     9,652.99                              9,418.28
04/30/01                    10,347.54                             10,033.84
05/31/01                    10,218.04                              9,721.21
06/30/01                     9,923.75                              9,330.13
07/31/01                     9,523.50                              9,115.73
08/31/01                     9,488.18                              8,871.90
09/30/01                     8,428.71                              7,916.70
10/31/01                     8,675.92                              8,136.17
11/30/01                      9040.85                              8,501.08
12/31/01                      9182.28                              8,607.35
01/31/02                      8660.96                               8212.27
02/28/02                      8613.57                               8260.78
03/31/02                      9075.64                               8680.94
04/30/02                      9182.28                               8679.99
05/31/02                      9241.52                               8739.77
06/30/02                      8566.18                               8345.48
07/31/02                       7464.3                               7524.28
08/31/02                      7322.13                               7505.93
09/30/02                      6445.37                               6697.93
10/31/02                      6706.02                                7051.8
11/30/02                      7014.08                               7381.73
12/31/02                      6740.64                               7137.97
01/31/2003                    6522.42                              6,882.47
02/28/2003                    6292.08                              6,728.46
03/31/2003                    6122.35                              6,565.95
04/30/2003                    6728.52                              7,165.37
05/31/2003                    7104.35                              7,588.58
06/30/2003                    7371.06                              7,777.42
07/31/2003                    7540.79                              7,974.32
08/31/2003                    7807.51                              8,190.91
09/30/2003                    7965.11                              8,405.20
10/31/2003                    8547.04                              8,943.15
11/30/2003                    8716.77                              9,123.55
12/31/2003                    9398.67                              9,814.63

AVERAGE ANNUAL TOTAL RETURN

1 Year          39.43%
5 Year          -0.98%
Since inception -1.06%
(Inception date March 2, 1998)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/JANUS AGGRESSIVE GROWTH FUND
JANUS CAPITAL MANAGEMENT, LLC
SCOTT SCHOELZEL

OBJECTIVE:

JNL/Janus Aggressive Growth Fund seeks as its investment objective long-term growth of capital by investing primarily in common stocks of issuers of any size, including larger, well-established companies and smaller, emerging growth companies.

MONEY MANAGER COMMENTARY:

MARKET OVERVIEW
Broadly speaking, many equity investors enjoyed positive performance in 2003 as the major U.S. stock market indices ended the fiscal year with gains for the first time since 1999. The Dow Jones Industrial Average added 28.27%, and the broad-based Standard & Poor's 500 Index climbed 28.67%. Not to be outdone, the technology-dominated Nasdaq Composite Index surged 50.01% for the period. Meanwhile, Treasury yields fluctuated with the daily headline news and fortunes of the stock market.

The period began with a brief rally that was quickly overcome by worries of a looming conflict with Iraq. Rising unemployment, a persistent lack of new jobs and soaring oil prices also were causes for concern. After hitting a trough in the months leading up to the war, however, both the market and consumer confidence bounced back sharply by the time the hostilities began in mid-March. Later, signs that the manufacturing sector was emerging from a two-year slump and a tax-cut-driven increase in consumer spending also helped to lift investors' spirits. But the health of the economy still was in doubt as job losses mounted. The Federal Reserve acknowledged the mixed picture, cutting its benchmark federal funds rate to a 45-year low of 1% in an attempt to spur corporate investment and hiring. As the fiscal year came to a close, however, stocks added to their gains. Feelings of cautious optimism, fueled by an acceleration of quarterly earnings and better-than-expected economic growth, prevailed despite questions about whether the positive momentum could be sustained.

MANAGER'S OVERVIEW
Q. How did you manage the Portfolio in this environment?

Similar to post-bear market trends throughout history, the equity markets spent much of 2003 bidding up small-capitalization stocks while dismissing large-cap issues. The Portfolio's charter allows us to invest in securities across a variety of market capitalizations. This flexibility enhanced our performance, which exceeded the benchmark, and was exceptionally rewarding.

While enduring the whims of the market, we worked diligently and monitored the volatility that naturally occurs within a concentrated Portfolio. By exploring a larger universe and investing in a broader array of industries, we're striving for more consistent returns through the market's ups and downs.

Q. Which individual holdings had the greatest positive impact on performance? Among the leaders of the broader technology rally were a trio of the Portfolio's pacesetters - Internet search giant Yahoo!, which continued to expand its fee-based offerings, global online marketplace leader Amazon.com and business software developer Computer Associates International. Other standouts included health insurance interest UnitedHealth Group, which launched an acquisition of health maintenance organization operator Mid-Atlantic Medical Services, and videogame creator Electronic Arts.

Q. Which holdings had the greatest negative impact on performance?

Detractors included apparel and housewares retailer Kohl's, which slumped amid concerns over the continued purchasing power of consumers. Elsewhere, networking gear manufacturer Ciena underperformed in light of extended woes within its primary market, the telecommunications industry. Also lagging was mortgage reseller Freddie Mac, which was pressured by the cooling home loan business, as well as defense contractor Lockheed Martin and personal finance software developer Intuit.

Q. Which sectors had the greatest impact on performance?

While my investment decisions remain rooted in extensive company-level research, sector analysis offers some insight into the Portfolio's performance. Powered by companies such as Yahoo!, the information technology sector led all others on an absolute basis. The consumer discretionary sector followed as standouts such as Amazon.com helped compensate for the Kohl's setback. Aiding performance was the Portfolio's overweight position in both sectors, relative to the S&P 500 Index. No sectors generated negative returns on an absolute basis, although holdings in the industrials group, represented by companies such as conglomerate 3M, and the consumer staples sector, featuring companies such as Procter & Gamble, provided the smallest lift. Notably, while the Portfolio's underweight position in the industrials sector hindered returns, its underweight position in the consumer staples group actually enhanced gains on a relative basis.

Q. How will you manage the Portfolio in the months ahead?

Looking ahead, I am genuinely optimistic about the prospects for the Portfolio. I believe we have invested in some of the world's truly outstanding companies, each capable of experiencing real profit growth as the economy expands. We continue to aim for 100% investment, although we remain disciplined in refraining from a purchase until we're certain a company is truly worthy of your investment dollars.

Finally, in light of the trying times facing the mutual fund industry, I would like to reiterate my pledge to conducting myself in a trustworthy manner while managing your money. As an investor in Janus' investment offerings, I found recent revelations unsettling. I have a keen interest in maintaining the Portfolio's integrity as well as striving for outstanding performance, and my commitment to acting in the best interests of investors has not wavered.

JNL/JANUS AGGRESSIVE GROWTH FUND
[GRAPH OMITTED]

Date            JNL/Janus Aggressive Growth Fund      S&P 500 Index
     5/15/1995                        10,000.00         10,000.00
     5/31/1995                        10,130.00         10,130.00
     6/30/1995                        10,860.00         10,356.00
     7/31/1995                        11,860.00         10,694.00
     8/31/1995                        11,870.00         10,726.00
     9/30/1995                        12,190.00         11,179.00
    10/31/1995                        11,910.00         11,139.00
    11/30/1995                        12,490.00         11,627.00
    12/31/1995                        12,409.00         11,851.00
     1/31/1996                        12,760.58         12,254.00
     2/29/1996                        13,401.72         12,368.00
     3/31/1996                        13,577.51         12,487.00
     4/30/1996                        14,125.57         12,671.00
     5/31/1996                        14,446.14         12,996.00
     6/30/1996                        14,022.17         13,046.00
     7/31/1996                        13,029.45         12,469.00
     8/31/1996                        13,773.99         12,732.00
     9/30/1996                        14,601.25         13,448.00
    10/31/1996                        14,528.87         13,819.00
    11/30/1996                        14,901.14         14,862.00
    12/31/1996                        14,760.95         14,568.00
     1/31/1997                        15,356.68         15,477.04
     2/28/1997                        14,783.01         15,597.76
     3/31/1997                        14,010.77         14,958.26
     4/30/1997                        14,275.54         15,849.77
     5/31/1997                        15,113.98         16,813.43
     6/30/1997                        15,665.58         17,566.68
     7/31/1997                        17,022.53         18,963.23
     8/31/1997                        16,261.32         17,901.29
     9/30/1997                        17,232.14         18,882.28
    10/31/1997                        16,746.73         18,251.61
    11/30/1997                        16,702.60         19,096.66
    12/31/1997                        16,630.60         19,424.43
     1/31/1998                        17,191.44         19,639.25
     2/28/1998                        18,713.72         21,055.75
     3/31/1998                        19,595.04         22,133.99
     4/30/1998                        20,373.35         22,417.75
     5/31/1998                        19,766.72         21,996.30
     6/30/1998                        21,620.93         22,862.95
     7/31/1998                        21,563.70         22,620.12
     8/31/1998                        18,038.42         19,352.80
     9/30/1998                        20,201.66         20,592.62
    10/31/1998                        20,934.19         22,266.16
    11/30/1998                        22,319.12         23,615.11
    12/31/1998                        26,219.85         24,975.06
     1/31/1999                         29782.32         26,019.44
     2/28/1999                         28832.33         25,211.07
     3/31/1999                         32477.93         26,219.74
     4/30/1999                          34199.8       27235.12086
     5/31/1999                         32311.68       26591.99072
     6/30/1999                         34829.17          28067.79
     7/31/1999                         33368.55          27191.38
     8/31/1999                          34294.8          27056.91
     9/30/1999                         35992.91          26315.12
    10/31/1999                         38688.52           27980.4
    11/30/1999                            42726          28549.21
    12/31/1999                         50979.82          30230.62
     1/31/2000                          50928.8          28711.77
     2/29/2000                         57191.27          28168.23
     3/31/2000                          57994.8          30923.95
     4/30/2000                         52867.49           29993.6
     5/31/2000                         48275.86           29378.2
     6/30/2000                         49615.08          30102.43
     7/31/2000                          48964.6          29631.78
     8/31/2000                         52561.38          31472.32
     9/30/2000                         50291.07          29810.74
    10/31/2000                         48020.77          29684.73
    11/30/2000                         40329.79          27344.42
    12/31/2000                         40288.56          27478.21
     1/31/2001                         42178.27          28453.11
     2/28/2001                         34150.79          25858.67
     3/31/2001                         30613.26           24220.5
     4/30/2001                         35586.97          26102.68
     5/31/2001                         34634.56          26277.59
     6/30/2001                         33289.09          25638.02
     7/31/2001                         31338.91          25385.59
     8/31/2001                         28239.79          23796.45
     9/30/2001                         25488.37          21874.84
    10/31/2001                         25866.32          22291.95
    11/30/2001                         27574.61          24001.92
    12/31/2001                         28127.61          24212.56
     1/31/2002                         27202.66          23873.58
     2/28/2002                         25398.24          23413.21
     3/31/2002                         26580.97          24293.75
     4/30/2002                         24412.64          22820.87
     5/31/2002                         23927.42          22652.75
     6/30/2002                         21637.79          21039.24
     7/31/2002                         19969.84          19399.04
     8/31/2002                         20060.82          19526.32
     9/30/2002                         18832.61          17404.18
    10/31/2002                         20060.82          18936.08
    11/30/2002                         21228.38          20050.62
    12/31/2002                         19757.56          18861.96
     1/31/2003                         19530.11         18,367.83
     2/28/2003                         19181.36         18,092.24
     3/31/2003                         19712.07         18,267.91
     4/30/2003                          21304.2         19,772.72
     5/31/2003                         22759.86         20,814.48
     6/30/2003                         23245.08         21,079.91
     7/31/2003                         23745.46         21,451.63
     8/31/2003                         24458.13         21,869.92
     9/30/2003                         23912.26         21,637.81
    10/31/2003                         25322.43         22,861.67
    11/30/2003                         25656.02         23,062.80
    12/31/2003                         26762.92         24,272.52

AVERAGE ANNUAL TOTAL RETURN

1 Year          35.46%
5 Year          0.41%
Since inception 12.07%
(Inception date May 15, 1995)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/JANUS BALANCED FUND
JANUS CAPITAL MANAGEMENT, LLC
KAREN L. REIDY

OBJECTIVE:

JNL/Janus Balanced Fund seeks as its investment objective long-term capital growth, consistent with preservation of capital and balanced by current income. The Fund normally invests 40-60% of its assets in securities selected primarily for their income potential.

MONEY MANAGER COMMENTARY:

PERFORMANCE OVERVIEW
For the 12 months ended December 31, 2003, JNL/Janus Balanced Fund advanced 13.73%, while the S&P 500 Index, the benchmark for the equity portion of the Portfolio, gained 28.67%. The Lehman Brothers Government/Credit Index, the Portfolio's fixed-income benchmark, returned 4.67%.

MARKET OVERVIEW
For the first time since 1999, the major U.S. stock market indices ended the fiscal year with gains. The Dow Jones Industrial Average added 28.27% and the broad-based Standard & Poor's 500 Index climbed 28.67%. Not to be outdone, the technology-dominated Nasdaq Composite Index surged 50.01% for the period. Meanwhile, Treasury yields fluctuated with the daily headline news and fortunes of the stock market.

The period began with a brief rally that was quickly overcome by worries of a looming conflict with Iraq. Rising unemployment, a persistent lack of new jobs and soaring oil prices also were causes for concern. After hitting a trough in the months leading up to the war, however, both the market and consumer confidence bounced back sharply by the time the hostilities began in mid-March. The Treasury market surged in early March on fears about the war, only to back up sharply as equity markets rebounded. Later, signs that the manufacturing sector was emerging from a two-year slump and a tax-cut-driven increase in consumer spending also helped to lift investors' spirits. But the health of the economy still was in doubt as job losses mounted and the Treasury market exceeded its March highs, peaking in June on economic concerns. The Federal Reserve acknowledged the mixed picture, cutting its benchmark federal funds rate to a 45-year low of 1% in an attempt to protect against deflation. But, the bond market again backed up sharply in July/August when unemployment showed early signs of improvement. As the fiscal year came to a close, stocks added to their gains. Feelings of cautious optimism, fueled by an acceleration of quarterly earnings and better-than-expected economic growth, prevailed despite questions about whether the positive momentum could be sustained.

MANAGER'S OVERVIEW
Q.How did you manage the Portfolio in this environment?

In addition to feeling the lingering effects of an economic slowdown, the consequences of war and SARS also weighed heavily on investors last year. This kept a lid on business travel and capital spending in 2003. As such, I felt it prudent to keep the Portfolio defensively positioned. This was apparent in our relatively high fixed-income weighting and, on the equity side of the Portfolio, a preference for companies with lower but more consistent growth profiles. I also focused on companies that were generating high rates of cash flow and using it to reduce debt or pay dividends. However, this strategy held back performance as the equity market focused on higher-growth opportunities in anticipation of a robust economic recovery.

Q. Which individual holdings had the greatest positive impact on performance?

Industrial conglomerate Tyco International emerged as our single biggest contributor to performance as the once-troubled company continued to reinvent itself under a new management team. Online media giant Yahoo! also aided results by registering a large gain during the year as investors displayed renewed interest in Internet-based firms that have survived the industry's recent turmoil in stronger competitive shape. Another technology-related holding, chipmaker Texas Instruments, also advanced. Meanwhile, financial services conglomerate Citigroup and industrial powerhouse 3M Company rounded out our list of top performers.

Q. Which individual holdings had the greatest negative impact on performance?

Automatic Data Processing was our single biggest disappointment as a lackluster employment environment worked against the company's payroll processing and tax processing business. Transportation company CNF also worked against us as a sustained slowdown in global ground and air freight volumes exacted a toll on the company. Information technology consulting firm Accenture was another disappointment, as was our investment in insurer American International Group, or AIG. Finally, grocery chain Kroger also ranked among our worst-performing positions.

Q. Which sectors had the greatest impact on the Portfolio's performance?

While maintaining our bottom-up approach to building the Portfolio one security at a time, certain sectors did have a material impact on the Portfolio. As a group, our consumer discretionary stocks had the biggest positive influence on performance. We carried nearly twice the weighting of our benchmark, the S&P 500 Index, in this top-performing category, a fact that certainly helped results this year. Meanwhile, information technology - another area of the market that performed extremely well in 2003 - also aided results. However, our individual stock picks in technology tended to be somewhat conservative, and we carried slightly less exposure to this group than the S&P 500. As a result, while information technology was a strong positive contributor to absolute returns, the group held back results when viewed side-by-side with the returns of our benchmark. Only two sectors - telecommunications services and utilities - turned in net negative contributions to performance. We maintained only a very small exposure to both of these sectors during the year, and the negative contribution made by each was minimal.

While the equity portion of the Portfolio represents a larger portion of assets and therefore has a bigger impact on overall performance, we are pleased to report that our fixed-income holdings also aided results. In fact, viewed by itself, the fixed-income portion of the Portfolio outpaced the return of its benchmark, the Lehman Brothers Government/Credit Index. Digging deeper into those returns, both credit selection and a shorter than benchmark duration position aided results. Meanwhile, we continued to collect a healthy income return and benefited from strong bond selection as a number of individual holdings gained in price.

Q. How will you manage the Portfolio in the months ahead?

Given the recent decline in initial jobless claims and renewed strength in capital spending, I have become increasingly confident in the durability of the economic expansion. Put another way, my "full-court press" defense has given way to a strategy emphasizing a bit more offense. For example, I intend to maintain a fixed-income allocation of around 40%, but have repositioned the equity portion of the Portfolio by investing in a mix of stocks I believe will benefit most from an acceleration of economic activity. I believe many of these companies possess a high degree of operating leverage and accelerating revenue growth, traits that should work to their advantage as the economy continues to improve.

On a more personal note, I want to express my disappointment in this year's performance, a period when I was clearly too cautious on the economy. My shareholders deserve to participate in the best possible opportunities available in both the stock and bond markets, and not a day goes by when I don't stop to think about the responsibility and trust you have placed in me and the entire Janus team. We appreciate your confidence and will continue to work hard to maintain it through our actions and performance.

JNL/JANUS BALANCED FUND
[GRAPH OMITTED]

Date            JNL/Janus Balanced Fund            S&P 500 Index         Lehman Brothers Government/Corporate Bond Index
      5/1/2000          10,000.00                    10,000.00                         10,000.00
     5/31/2000           9,640.00                     9,689.28                         10,016.00
     6/30/2000           9,980.00                     9,928.14                         10,220.33
     7/31/2000           9,900.00                     9,772.91                         10,328.66
     8/31/2000          10,250.00                    10,379.95                         10,474.30
     9/30/2000           9,980.00                     9,831.94                         10,514.10
    10/31/2000           9,890.00                     9,790.38                         10,580.34
    11/30/2000           9,580.00                     9,018.52                         10,761.26
    12/31/2000           9,800.06                     9,062.64                         10,973.26
     1/31/2001           9,891.08                     9,384.18                         10,973.26
     2/28/2001           9,557.33                     8,528.50                         10,973.26
     3/31/2001           9,264.04                     7,988.21                         11,324.40
     4/30/2001           9,567.45                     8,608.97                         11,324.40
     5/31/2001           9,557.33                     8,666.66                         11,324.40
     6/30/2001           9,435.97                     8,455.73                         11,358.38
     7/31/2001           9,425.86                     8,372.47                         11,358.38
     8/31/2001           9,253.93                     7,848.35                         11,358.38
     9/30/2001           8,920.18                     7,214.58                         11,899.03
    10/31/2001           9,112.34                     7,352.15                         11,899.03
    11/30/2001           9,314.61                     7,916.12                         11,899.03
    12/31/2001            9360.14                      7985.59                         11,906.17
     1/31/2002            9287.74                      7873.79                          11993.09
     2/28/2002            9360.14                      7721.96                          12095.03
     3/31/2002            9473.91                      8012.37                           11849.5
     4/30/2002             9349.8                       7526.6                          12079.38
     5/31/2002            9360.14                      7471.15                          12190.51
     6/30/2002            9070.55                      6938.99                          12294.13
     7/31/2002            8801.64                      6398.04                          12441.66
     8/31/2002            8874.04                      6440.01                          12720.35
     9/30/2002            8563.76                      5740.11                          12993.84
    10/31/2002            8780.95                      6245.34                           12869.1
    11/30/2002            8894.72                      6612.93                          12876.82
    12/31/2002             8744.9                       6220.9                          13218.06
     1/31/2003            8628.44                     6,057.93                         13,218.06
     2/28/2003            8596.68                     5,967.04                         13,453.34
     3/31/2003            8670.79                     6,024.98                         13,435.85
     4/30/2003            9009.57                     6,521.28                         13,579.61
     5/31/2003            9274.25                     6,864.86                         13,965.27
     6/30/2003            9274.25                     6,952.41                         13,909.41
     7/31/2003            9168.38                     7,075.00                         13,326.61
     8/31/2003             9316.6                     7,212.96                         13,414.56
     9/30/2003             9316.6                     7,136.41                         13,839.81
    10/31/2003            9570.68                     7,540.05                         13,664.04
    11/30/2003            9697.73                     7,606.39                         13,700.93
    12/31/2003            9945.96                     8,005.37                         13,836.57

AVERAGE ANNUAL TOTAL RETURN

1 Year          13.73%
Since inception -0.15%
(Inception date May 1, 2000)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/JANUS CAPITAL GROWTH FUND
JANUS CAPITAL MANAGEMENT, LLC
JONATHAN COLEMAN

OBJECTIVE:

JNL/Janus Capital Growth Fund is a non-diversified Fund that seeks as its investment objective long-term growth of capital by emphasizing investments in common stocks of medium-sized companies. Although the Fund expects to emphasize such securities, it may also invest in smaller or larger companies.

MONEY MANAGER COMMENTARY:

MARKET OVERVIEW
The Portfolio's gain was set against a backdrop of a marketwide advance as the major U.S. stock market indices ended the fiscal year with gains for the first time since 1999. The Dow Jones Industrial Average added 28.27%, and the broad-based Standard & Poor's 500 Index climbed 28.67%. Not to be outdone, the technology-dominated Nasdaq Composite Index surged 50.01% for the period. Meanwhile, Treasury yields fluctuated with the daily headline news and fortunes of the stock market.

The period began with a brief rally that was quickly overcome by worries of a looming conflict with Iraq. Rising unemployment, a persistent lack of new job growth and soaring oil prices also were causes for concern. After hitting a trough in the months leading up to the war the market bounced back sharply by the time the hostilities began in mid-March. This was quickly followed by improving consumer confidence. Later in the summer, signs that the manufacturing sector was emerging from a two-year slump and a tax-cut-driven increase in consumer spending also helped to lift investors' spirits. But the health of the economy still was in doubt as job losses mounted. The Federal Reserve acknowledged the mixed picture, cutting its benchmark federal funds rate to a 45-year low of 1% in an attempt to spur corporate investment and hiring. As the fiscal year came to a close stocks added to their gains. Feelings of cautious optimism, fueled by an acceleration of quarterly earnings and better-than-expected economic growth, prevailed despite questions about whether the positive momentum could be sustained.

MANAGER'S OVERVIEW
Q. How did you manage the Portfolio in this environment?

Certainly, conditions made for a pleasant year for stock investors as significant gains were experienced. However, one must understand that such periods are far from the norm. While enjoying this broad runup, we steadfastly adhered to our commitment to preserving and growing shareholder capital by maintaining a balanced Portfolio consisting of what we see as innovative companies from across many industries. We increased our holdings of stocks poised to benefit from an improving economy as our fundamental research supported such a thesis.

Q. Which individual holdings had the greatest positive impact on performance? Top performers were National Semiconductor, manufacturer of analog microprocessor chips for electronic devices such as wireless phones, and International Game Technology, a world-leading producer of slot machines for casinos. Also contributing significantly was InterActiveCorp, formerly USA Interactive, an online retailer focused heavily on travel markets, and natural gas pipeline owner and operator Kinder Morgan. St. Jude Medical, a medical device manufacture for cardiac disorders, rounded out the Portfolio's list of top-five contributors.

Q. Which holdings had the greatest negative impact on performance?

Medical insurer First Health Group proved the biggest drag on returns, followed by toolmaker Stanley Works and AutoZone, an automotive parts and accessories retailer with more than 3,000 stores. The largest radio network in the country, Westwood One, also lost ground, as did biotechnology concern Enzon Pharmaceuticals.

Q. Which sectors had the greatest impact on performance?

Although we build our portfolios from the bottom up, investing in one company at a time, sector weightings do have an impact on performance. During this particular period, the two sectors that had the least positive impact on our absolute results were our positions in the telecommunication services and consumer staples areas, which still managed to contribute positively to the Portfolio's performance despite representing a relatively small share of its assets. Leading the way on an absolute basis were our consumer discretionary holdings, in which the Portfolio's weighting significantly exceeded the index, and the information technology sector.

Q. How will you manage the Portfolio in the months ahead?

We will continue to search for exciting mid-cap investment ideas across many industries that we feel will provide the best opportunity to balance risk, represented by the preservation of capital, and reward, represented by positive absolute returns. That said, we refuse to limit our quest for quality companies to any particular segment of the economy and we further attempt to spread some of our risk by keeping position sizes manageable. While seeking to maximize returns, we also realize that patience is sometimes required for an idea to play out. As long as there's no change in our original thesis, we're willing to wait for the performance to come to us.

On a personal note, I want to reassure you that I assume my obligation of trust with the utmost seriousness, and that I work every day to support the confidence you have placed in me, and in Janus. The news of discretionary frequent trading relationships at Janus greatly distressed me, and I am encouraged that the frequent trading relationships have been terminated. Furthermore, I believe Janus is taking the appropriate steps so this does not happen again. I write this not only as your portfolio manager, but as an investor with a financial interest in the midcap growth products I manage.

JNL/JANUS CAPITAL GROWTH FUND
[GRAPH OMITTED]

Date            JNL/Janus Capital Growth Fund         S&P Midcap 400 Index
 5/15/1995                     10,000.00                   10,000.00
 5/31/1995                     10,020.00                   10,009.00
 6/30/1995                     10,910.00                   10,417.00
 7/31/1995                     11,560.00                   10,959.00
 8/31/1995                     11,930.00                   11,161.00
 9/30/1995                     12,480.00                   11,432.00
10/31/1995                     12,090.00                   11,138.00
11/30/1995                     12,580.00                   11,622.00
12/31/1995                     13,352.64                   11,593.00
 1/31/1996                     13,160.51                   11,761.00
 2/29/1996                     13,768.91                   12,160.00
 3/31/1996                     14,793.57                   12,306.00
 4/30/1996                     15,284.55                   12,683.00
 5/31/1996                     15,892.95                   12,854.00
 6/30/1996                     15,626.11                   12,661.00
 7/31/1996                     14,110.46                   11,807.00
 8/31/1996                     15,273.88                   12,489.00
 9/30/1996                     16,330.56                   13,034.00
10/31/1996                     15,924.97                   13,072.00
11/30/1996                     16,074.40                   13,807.00
12/31/1996                     15,600.01                   12,823.00
 1/31/1997                     15,254.78                   13,303.86
 2/28/1997                     14,952.71                   13,194.77
 3/31/1997                     13,819.93                   12,632.67
 4/30/1997                     13,992.54                   12,959.86
 5/31/1997                     15,567.65                   14,092.55
 6/30/1997                     16,344.41                   14,488.55
 7/31/1997                     16,441.51                   15,921.47
 8/31/1997                     16,463.08                   15,902.36
 9/30/1997                     17,595.86                   16,816.75
10/31/1997                     17,045.66                   16,085.22
11/30/1997                     17,326.15                   16,323.28
12/31/1997                     17,941.01                   17,994.00
 1/31/1998                     17,582.19                   17,651.52
 2/28/1998                     19,039.22                   19,113.60
 3/31/1998                     20,039.57                   20,011.93
 4/30/1998                     20,224.41                   20,376.61
 5/31/1998                     19,376.29                   19,440.60
 6/30/1998                     21,029.04                   19,545.58
 7/31/1998                     20,496.25                   18,787.52
 8/31/1998                     16,299.14                   15,293.12
 9/30/1998                     17,864.90                   16,720.17
10/31/1998                     19,289.31                   18,211.69
11/30/1998                     20,768.08                   19,120.52
12/31/1998                     24,249.15                   21,428.83
 1/31/1999                      26155.86                   20,592.31
 2/28/1999                      25126.47                   19,514.00
 3/31/1999                      28495.38                   20,059.26
 4/30/1999                      30460.58                    21641.48
 5/31/1999                      30051.16                    21735.31
 6/30/1999                      31712.22                    22899.17
 7/31/1999                      31267.71                    22408.51
 8/31/1999                      32893.68                    21640.24
 9/30/1999                      34180.42                    20972.12
10/31/1999                      39409.25                    22040.81
11/30/1999                      43702.27                    23197.56
12/31/1999                      54365.09                    24576.05
 1/31/2000                      55785.91                    23883.77
 2/29/2000                      67950.13                    25555.51
 3/31/2000                      58041.77                    27694.33
 4/30/2000                      50339.43                    26726.25
 5/31/2000                      46189.14                    26394.71
 6/30/2000                      53542.51                    26782.32
 7/31/2000                       51199.4                    27205.48
 8/31/2000                      57817.43                    30243.02
 9/30/2000                      52059.37                    30035.95
10/31/2000                      45628.29                    29017.49
11/30/2000                      34386.36                    26827.13
12/31/2000                      35477.63                    28879.54
 1/31/2001                      37375.79                    29523.93
 2/28/2001                      29150.41                    27839.03
 3/31/2001                      23862.66                    25769.37
 4/30/2001                      27327.57                    28612.09
 5/31/2001                       27011.2                    29278.43
 6/30/2001                      25821.08                    29160.15
 7/31/2001                      24389.93                    28725.75
 8/31/2001                      22220.59                    27786.19
 9/30/2001                      18620.11                    24329.92
10/31/2001                      19704.77                    25406.91
11/30/2001                      21000.35                    27297.36
12/31/2001                      21219.78                    28705.85
 1/31/2002                      19363.24                    28547.97
 2/28/2002                      18396.62                    28583.02
 3/31/2002                      19393.93                    30626.34
 4/30/2002                      18872.26                    30483.13
 5/31/2002                      18350.59                    29969.03
 6/30/2002                      16985.03                    27775.45
 7/31/2002                       15343.3                    25084.45
 8/31/2002                       15343.3                    25210.95
 9/30/2002                      14591.48                    23179.96
10/31/2002                      15021.09                    24184.16
11/30/2002                      15742.23                    25582.97
12/31/2002                      15021.09                    24544.41
 1/31/2003                      14852.31                   23,827.22
 2/28/2003                      14744.91                   23,259.70
 3/31/2003                      15021.09                   23,455.87
 4/30/2003                      16049.09                   25,158.37
 5/31/2003                       17291.9                   27,243.72
 6/30/2003                      17537.39                   27,590.54
 7/31/2003                      17997.69                   28,570.00
 8/31/2003                      18856.92                   29,865.45
 9/30/2003                      18335.24                   29,408.27
10/31/2003                      19654.77                   31,632.18
11/30/2003                      20007.66                   32,734.41
12/31/2003                       20375.9                   33,286.73

AVERAGE ANNUAL TOTAL RETURN

1 Year          35.65%
5 Year          -3.42%
Since inception 8.59%
(Inception date May 15, 1995)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/JANUS GLOBAL EQUITIES FUND
JANUS CAPITAL MANAGEMENT, LLC
LAURENCE CHANG

OBJECTIVE:

JNL/Janus Global Equities Fund seeks as its investment objective long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers of any size. This Fund normally invests in issuers from at least five different countries including the United States.

MONEY MANAGER COMMENTARY:

PERFORMANCE OVERVIEW
For the 12 months ended December 31, 2003, JNL/Janus Global Equities Fund advanced 23.97%, while its benchmark, the MSCI World Index, gained 33.11%.

MARKET OVERVIEW
As 2003 began, the march toward military conflict between the U.S. and Iraq dominated action in markets around the world, pressuring stocks and delaying any potential progress in the tepid global economic recovery. Later, equity markets bounced back handsomely as major hostilities in Iraq came to an end. Markets in Europe were further aided by the European Central Bank's decision in June to cut its key lending rate by a half-point to 2%, the third reduction since November 2002. At the conclusion of the period, signs of a worldwide economic rebound continued to emerge and markets built on earlier gains. Meanwhile, the U.S. dollar weakened against a number of foreign currencies, most notably the euro and Japanese yen, which remained a source of volatility despite the brighter economic outlook.

Turning to individual countries, Japan joined other industrialized markets in a broad recovery as the country's long-moribund economy gained momentum and reform efforts seemed finally to take root. Germany also registered a substantial gain, while markets in France and the United Kingdom followed with healthy returns of their own. In the U.S., the Nasdaq Composite led a strong recovery that came as welcome relief after three years of persistent losses. None, however, performed as well as less-developed markets. In particular, emerging market stocks in Latin America, Europe and Asia climbed significantly higher.

MANAGER'S OVERVIEW
Q. How did you manage the Portfolio in this environment?

Over the past year, investor focus has swung radically from concerns over global deflation and economic stagnation to widely shared anticipation of strong and globally synchronized economic growth. Not surprisingly, companies with the most to gain in this environment - such as cyclical and technology businesses - performed well. But perhaps more than anything, 2003 was characterized by the massive outperformance of smaller-cap and "lower-quality" stocks such as those with high financial leverage and relatively low returns on equity. Our traditional emphasis on strong franchises with historically high consistency of results was therefore out of synch with investor preferences. More recently, I have begun to position the Portfolio more aggressively. For example, I have actively sought out select technology firms that have emerged from the massive industry shake-out in a stronger competitive position and have looked for firms that are benefiting from growth in new end markets such as digital photography and high-functioning cellular phones. I also increased our weighting in Japan in response to fundamental improvements economically and have increased our exposure to emerging markets in an effort to participate in the enormous economic growth taking place in areas such as India. One particularly noteworthy theme is our desire to invest in companies with leverage to China's continued development as a world economic power through investments that, for example, utilize its low-cost production base or supply the raw materials that fuel the country's economic engine.

Q. Which individual holdings had the greatest negative impact on performance?

Japanese consumer electronics and media company Sony Corp. was our single biggest detractor, followed by Dutch publishing company Wolters Kluwer. Hon Hai Precision, a company that manufactures cable and other connectivity products for personal computers, also slipped. Elsewhere in Asia, Japan's Yamanouchi Pharmaceuticals worked against us. Swedish lock maker Assa Abloy also turned in a disappointing performance.

Q. Which individual holdings had the greatest positive impact on performance?

Indian industrial conglomerate Reliance Industries, which produces goods across a wide range of sectors including energy, chemicals and textiles, was our top performer during the year. Reliance has also been successful in its efforts to capitalize on the opportunities presented by India's fast-growing wireless communications market. Swiss drugmaker Roche Holdings also performed well, as did South Korean electronics producer Samsung Electronics. Meanwhile, U.S.-based Citigroup gained as global financial markets finally turned higher after a long period of lagging performance. Finally, Bermuda-based conglomerate Tyco rounded out our list of top performers.

Q. Which sectors had the greatest impact on the Portfolio's performance?

Our exposure to the financial services and information technology sectors provided the greatest boost to performance as those sectors benefited from a general improvement in worldwide markets. When viewed as a group, however, the strong performance of our individual picks within the technology sector wasn't enough to keep pace with the rapid rise of the technology stocks represented in our benchmark. That made information technology our weakest-performing sector when viewed on a relative basis.

Meanwhile, although no single sector contributed negatively to absolute performance, our investments in the consumer staples and telecommunication services areas turned in only a modestly positive performance. That made those two sectors our biggest laggards.

Q. Which countries had the greatest impact on the Portfolio's performance?

More than 37% of the Fund's average assets were invested in the United States during the year, making the U.S. by far the largest geographic exposure in the Portfolio. That, together with the relatively strong performance of U.S. markets, naturally made the U.S. the single biggest contributor to overall performance. Our exposure to Switzerland - characterized by top-performing holdings such as Roche Holdings and UBS - made that country our second biggest contributor. Only two countries detracted from performance during the year - Taiwan and Finland.

Q. How will you manage the Portfolio in the months ahead?

I have steadfastly maintained the basic philosophy and approach that has governed the Portfolio throughout its history and will continue to do so in the future. More specifically, everyone on our team will continue to work diligently to produce the best possible returns for the Portfolio while never taking what we believe to be unacceptable risks. More importantly, we will always strive to place your interests first and to treat all shareholders fairly. To act otherwise would be to betray the trust you have placed in us by hiring us to manage your money.

Looking ahead, I have become very mindful of valuations and believe that some areas of the market are approaching levels that suggest only limited upside. In addition, I believe that while chasing historical performance is easy on an emotional level, it is almost always a recipe for poor returns. Thus, while I have positioned the Portfolio more aggressively in recent months, I don't believe it would be wise to move toward lower-quality companies just to chase what has been working. Most important of all, I believe it is vital to remain true to my investment approach. Although that requires me to maintain a certain amount of flexibility, my emphasis will remain on finding great business franchises with strong growth prospects.

JNL/JANUS GLOBAL EQUITIES FUND
[INSERT GRAPH]

date            JNL/Janus Global Equities Fund         MSCI World Index
     5/15/1995                               10,000.00                 10000
     5/31/1995                               10,180.00                 10046
     6/30/1995                               10,680.00                 10026
     7/31/1995                               11,600.00                 10511
     8/31/1995                               11,910.00                 10260
     9/30/1995                               12,240.00                 10543
    10/31/1995                               12,150.00                 10360
    11/30/1995                               12,470.00                 10703
    12/31/1995                               12,926.00                 10999
     1/31/1996                               13,317.07                 11182
     2/29/1996                               13,512.61                 11233
     3/31/1996                               14,150.68                 11402
     4/30/1996                               14,613.79                 11588
     5/31/1996                               15,210.69                 11581
     6/30/1996                               15,735.55                 11623
     7/31/1996                               15,220.98                 11194
     8/31/1996                               15,838.46                 11305
     9/30/1996                               16,064.88                 11730
    10/31/1996                               16,260.41                 11794
    11/30/1996                               17,104.31                 12437
    12/31/1996                               16,979.84                 12221
     1/31/1997                               17,638.93              12370.34
     2/28/1997                               18,041.08               12514.7
     3/31/1997                               17,974.06              12269.29
     4/30/1997                               17,951.72              12672.46
     5/31/1997                               19,001.79              13456.88
     6/30/1997                               19,996.00              14130.27
     7/31/1997                               20,967.87              14783.23
     8/31/1997                               19,638.53              13796.44
     9/30/1997                               21,146.61              14548.21
    10/31/1997                               20,029.51              13784.72
    11/30/1997                               19,951.32              14030.78
    12/31/1997                               20,226.96              14203.92
     1/31/1998                               20,944.40               14581.5
     2/28/1998                               22,633.83               15549.2
     3/31/1998                               23,698.41              16335.68
     4/30/1998                               24,219.13              16476.17
     5/31/1998                               25,063.85              16250.44
     6/30/1998                               25,630.85              16463.94
     7/31/1998                               25,885.42               16418.5
     8/31/1998                               22,008.97               14209.9
     9/30/1998                               21,291.54              14443.56
    10/31/1998                               22,286.69              15729.83
    11/30/1998                                23756.27              16646.03
    12/31/1998                                   25661              17439.66
     1/31/1999                                27320.67              17801.99
     2/28/1999                                26299.33              17308.85
     3/31/1999                                27332.27              18009.78
     4/30/1999                                 27761.7              18699.98
     5/31/1999                                27030.51              17996.98
     6/30/1999                                28678.57              18816.67
     7/31/1999                                28690.18               18740.1
     8/31/1999                                28806.24              18686.41
     9/30/1999                                29525.82              18485.25
    10/31/1999                                   31789              19426.21
    11/30/1999                                36501.06              19952.95
    12/31/1999                                42231.98              21565.48
     1/31/2000                                41794.16              20328.04
     2/29/2000                                48609.96              20215.74
     3/31/2000                                 47367.5              21786.57
     4/30/2000                                43415.28              20862.88
     5/31/2000                                40504.36              20332.21
     6/30/2000                                42681.63              21014.32
     7/31/2000                                41545.66              20420.22
     8/31/2000                                43663.77              21081.94
     9/30/2000                                 40125.7              19958.48
    10/31/2000                                38575.58              19621.62
    11/30/2000                                34729.86              18427.88
    12/31/2000                                34509.84              18723.52
     1/31/2001                                35798.81              19084.08
     2/28/2001                                31108.03              17469.13
     3/31/2001                                28383.92              16318.77
     4/30/2001                                31174.47              17521.69
     5/31/2001                                30789.11              17293.37
     6/30/2001                                29579.87              16749.11
     7/31/2001                                28144.73              16525.24
     8/31/2001                                 26124.9               15729.6
     9/30/2001                                23507.09              14341.48
    10/31/2001                                24251.24              14615.33
    11/30/2001                                25792.69              15477.75
    12/31/2001                               26,398.46              15573.48
     1/31/2002                               25,124.61              15100.09
     2/28/2002                               24,880.68              14967.29
     3/31/2002                               26,113.88               15626.6
     4/30/2002                               24,636.75              15095.45
     5/31/2002                               24,447.03              15120.61
     6/30/2002                               22,820.84              14200.57
     7/31/2002                               20,639.04              13002.35
     8/31/2002                               20,855.87              13024.56
     9/30/2002                               18,565.65              11590.56
    10/31/2002                               19,527.81               12444.6
    11/30/2002                               20,246.05              13113.67
    12/31/2002                               19,240.51              12476.53
     1/31/2003                                18378.38              12096.32
     2/28/2003                                 17913.1              11884.62
     3/31/2003                                17639.41              11845.39
     4/30/2003                                 18980.5               12895.1
     5/31/2003                                20143.69              13629.27
     6/30/2003                                20513.17              13863.44
     7/31/2003                                20923.71              14143.34
     8/31/2003                                 21197.4              14447.17
     9/30/2003                                21060.55              14534.11
    10/31/2003                                22292.16              15395.14
    11/30/2003                                 22524.8              15627.82
    12/31/2003                                23852.21              16607.06

AVERAGE ANNUAL TOTAL RETURN

1 Year          23.97%
5 Year          -1.45%
Since inception 10.59%
(Inception date May 15, 1995)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/JANUS GROWTH & INCOME FUND
JANUS CAPITAL MANAGEMENT, LLC
DAVID CORKINS

OBJECTIVE:

JNL/Janus Growth & Income Fund seeks as its investment objective long-term growth of capital and growth of income through investments in equity securities that are considered to have favorable prospects for capital appreciation and/or dividend paying ability.

MONEY MANAGER COMMENTARY:

PERFORMANCE OVERVIEW
For the 12 months ended December 31, 2003, the Portfolio gained 24.68%, while its benchmark, the S&P 500 Index, advanced 28.67%.

MARKET OVERVIEW
For the first time since 1999, the major U.S. stock market indices ended the fiscal year with gains. The Dow Jones Industrial Average added 28.27% and the broad-based Standard & Poor's 500 Index climbed 28.67%. Not to be outdone, the technology-dominated Nasdaq Composite Index surged 50.01% for the period. Meanwhile, Treasury yields fluctuated with the daily headline news and fortunes of the stock market.

The period began with a brief rally that was quickly overcome by worries of a looming conflict with Iraq. Rising unemployment, a persistent lack of new jobs and soaring oil prices also were causes for concern. After hitting a trough in the months leading up to the war, however, both the market and consumer confidence bounced back sharply by the time the hostilities began in mid-March. Later, signs that the manufacturing sector was emerging from a two-year slump and a tax-cut-driven increase in consumer spending also helped to lift investors' spirits. But the health of the economy still was in doubt as job losses mounted. The Federal Reserve acknowledged the mixed picture, cutting its benchmark federal funds rate to a 45-year low of 1% in an attempt to spur corporate investment and hiring. As the fiscal year came to a close, however, stocks added to their gains. Feelings of cautious optimism, fueled by an acceleration of quarterly earnings and better-than-expected economic growth, prevailed despite questions about whether the positive momentum could be sustained.

MANAGER'S OVERVIEW
Q. How did you manage the Portfolio in this environment?

I'd like to begin by saying that nothing is more important to me than the integrity of your investment. I take the recent investigation into mutual fund trading practices very personally and am committed to doing what is necessary to prove to you that, despite the issues we are facing today, Janus continues to stand for integrity and will act in the best interest of its shareholders - always.

Now that you know my view on integrity, I want to briefly state my overall investment approach, which holds true regardless of economic environment. First, I manage the Portfolio for shareholders who want long-term exposure to the stock market yet some potential downside protection in difficult times. "Growth and Income" is an apt description in practicality. Common growth stocks usually represent 80-90% of the holdings, while fixed-income and convertible securities represent between 10-20%. When the market is strong, the growth stocks should potentially drive performance, and during periods of weakness, the more income-oriented investments are designed to lend support.

I tend to gravitate toward larger, established companies that I believe have sustainable competitive advantages. Because of their stability and solid growth prospects, these often end up to be core, long-term holdings like Citigroup. There are also a smaller amount of investments in companies undergoing significant change or encountering what we believe are short-term dislocations such as Tyco International. Meanwhile, holdings in fixed income and convertibles are based on company fundamentals rather than interest rate bets. That said, I consider the appropriate risk/reward tradeoff in evaluating the free cash flow and return on invested capital for all of our investments.

Q. Which individual holdings had the greatest negative impact on performance?

Keeping our overall investment approach in mind, some stocks did experience setbacks during the period. Among the most significant were Stanley Works, which manufactures tools and doors, and defense contractor General Dynamics. SBC Communications, a diversified telecommunications company, also weighed on results. Our list of top five detractors was rounded out by the world's largest discount broker Charles Schwab and German car maker Bayerishe Motoren-Werke, better known as BMW.

Q. Which individual holdings had the greatest positive impact on performance?

Our best performer during the period was global financial services powerhouse and longtime holding Citigroup. Tyco International, the Bermuda-based holding company with a range of businesses including electronic security services, fiber-optic networks and medical products, also helped boost the Portfolio's returns as did analog- and mixed-signal circuit maker Maxim Integrated Products. Other top contributors were cable giant Comcast, along with commercial and consumer lender CIT Group.

Q. Which sectors had the greatest impact on the Portfolio's performance?

I adhere to a bottom-up process of selecting stocks, meaning I invest in what I believe are outstanding companies without regard to the sectors in which they fall. However, sector weightings can and often do have an impact on performance. For instance, our telecommunications services position proved to be a detractor from absolute performance, though our underweighting versus the benchmark aided relative performance. Materials was our second-weakest sector, yet it actually contributed on an absolute basis. On the positive end were the financial and information technology categories. However, a deeper inspection reveals that although our weighting in the latter sector was closely aligned with that of our benchmark, the Portfolio's individual technology stocks fell short, which ultimately detracted from relative performance.

Q. How will you manage the Portfolio in the months ahead?

After a very fulfilling experience as manager of the Portfolio, I have decided that the time is right to transition my responsibilities to my assistant portfolio manager and longtime colleague Minyoung (Min) Sohn, effective January 1, 2004. In the five years that I have worked with Min, initially in his role as a research analyst and more recently in an assistant portfolio manager capacity, he has demonstrated an exceptional ability to generate new ideas among large-cap companies across a broad range of industries, including the financial, retail, consumer, Internet and energy sectors. His strong research skills combined with his demonstrated analytic abilities have helped the Portfolio deliver solid long-term performance. As portfolio manager, Min will continue to look for consistent, well-established companies selected for their growth potential, while seeking to minimize downside risk by investing in select income-generating securities.

Moreover, he will be supported by a research team that is deeper and, in my opinion, more experienced than any in Janus' 30-year history. Over the last year, we have hired a solid combination of new and seasoned analytical talent, many of whom are making an instant difference in the quality of our information.

I am highly confident that Min, with support from our expanded research team, will continue to deliver the results that our shareholders expect. In fact, given my experience working with Min over the past several years, I believe that allowing him to put his full energies and talent to work is the right decision for shareholders.

JNL/JANUS GROWTH & INCOME FUND
[GRAPH OMITTED]

Date            JNL/Janus Growth & Income Fund           S&P 500 Index
  3/2/1998                    10,000.00                       10,000.00
 3/31/1998                    10,270.00                       10,550.84
 4/30/1998                    10,160.00                       10,646.86
 5/31/1998                     9,880.00                       10,446.70
 6/30/1998                     9,740.00                       10,858.30
 7/31/1998                     9,240.00                       10,742.97
 8/31/1998                     7,940.00                        9,191.22
 9/30/1998                     8,440.00                        9,780.05
10/31/1998                     8,910.00                       10,574.83
11/30/1998                     9,110.00                       11,215.52
12/31/1998                     9,068.92                       11,861.40
 1/31/1999                     9,159.61                       12,357.41
 2/28/1999                     8,867.39                       11,973.49
 3/31/1999                     9,199.92                       12,452.54
 4/30/1999                     9,764.21                       12,934.77
 5/31/1999                     9,814.59                       12,629.33
 6/30/1999                     9,975.81                       13,330.23
 7/31/1999                     9,572.75                       12,914.00
 8/31/1999                     9,209.99                       12,850.14
 9/30/1999                     8,786.78                       12,497.84
10/31/1999                     9,129.38                       13,288.73
11/30/1999                     9,240.22                       13,558.87
12/31/1999                     9,520.97                       14,357.42
 1/31/2000                     9,093.75                       13,636.08
 2/29/2000                     8,829.28                       13,377.93
 3/31/2000                     9,693.90                       14,686.71
 4/30/2000                     9,164.95                       14,244.86
 5/31/2000                     9,164.95                       13,952.58
 6/30/2000                     9,368.39                       14,296.54
 7/31/2000                     9,256.50                       14,073.02
 8/31/2000                     9,653.21                       14,947.15
 9/30/2000                     9,256.50                       14,158.01
10/31/2000                     9,348.05                       14,098.17
11/30/2000                     8,636.01                       12,986.68
12/31/2000                     8,705.53                       13,050.22
 1/31/2001                     8,972.76                       13,513.23
 2/28/2001                     8,119.68                       12,281.06
 3/31/2001                     7,677.72                       11,503.04
 4/30/2001                     8,294.40                       12,396.94
 5/31/2001                     8,284.12                       12,480.01
 6/30/2001                     8,088.84                       12,176.26
 7/31/2001                     7,811.33                       12,056.37
 8/31/2001                     7,461.88                       11,301.64
 9/30/2001                     6,876.03                       10,389.01
10/31/2001                     6,999.37                       10,587.11
11/30/2001                     7,400.21                       11,399.23
12/31/2001                     7,529.14                        11499.27
 1/31/2002                     7,249.52                        11338.28
 2/28/2002                     7,208.09                        11119.63
 3/31/2002                     7,498.07                        11537.83
 4/30/2002                     7,166.66                        10838.31
 5/31/2002                     7,145.95                        10758.47
 6/30/2002                     6,731.69                         9992.16
 7/31/2002                     6,141.37                         9213.18
 8/31/2002                     6,141.37                         9273.63
 9/30/2002                     5,602.84                         8265.76
10/31/2002                     5,975.67                         8993.31
11/30/2002                     6,224.23                         9522.64
12/31/2002                     5,893.02                         8958.11
 1/31/2003                       5779.1                        8,723.43
 2/28/2003                      5685.89                        8,592.54
 3/31/2003                       5779.1                        8,675.98
 4/30/2003                      6214.09                        9,390.65
 5/31/2003                      6441.94                        9,885.42
 6/30/2003                      6441.94                       10,011.48
 7/31/2003                      6576.57                       10,188.02
 8/31/2003                      6700.86                       10,386.68
 9/30/2003                       6545.5                       10,276.44
10/31/2003                      6876.92                       10,857.69
11/30/2003                      7021.92                       10,953.21
12/31/2003                      7347.67                       11,527.74

AVERAGE ANNUAL TOTAL RETURN

1 Year          24.68%
5 Year          -4.12%
Since inception -5.14%
(Inception date March 2, 1998). Prior to May 1, 2000 the Fund was managed by Goldman Sachs Asset Management.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/LAZARD MID CAP VALUE FUND
LAZARD ASSET MANAGEMENT
TEAM MANAGEMENT

OBJECTIVE:

JNL/Lazard Mid Cap Value Fund is a non-diversified Fund that seeks as its investment objective capital appreciation by investing primarily in equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Midcap(R) Index that the subadviser considers undervalued based on their return on equity.

MONEY MANAGER COMMENTARY:

The first two-and-a-half months of 2003, which saw a continuation of the previous year's bear market, proved an anomaly in an otherwise bull market year. In mid-March, just before the start of the second Gulf War, sentiment swung abruptly from very negative to very positive. Investors rotated into stocks that stood to gain the most from an improving economy; the stocks that benefited from this change in sentiment included highly leveraged and economically sensitive companies. In fact, many of the greatest beneficiaries were those same lower-quality companies whose business models had been most questioned during the bear market. This trend benefited smaller companies (as they tend to be more sensitive to swings in the economy than larger companies), and as a result, mid cap stocks outperformed during the year. Overall, 2003 proved to be a reversal of 2002, in that the S&P 500 rose in the last 12 months by roughly the same amount that it had fallen in 2002. In addition, the technology sector, which led 2002's decline, proved to be 2003's strongest performer. However, late in the year there were signs that the rebound in lower-quality stocks had begun to fade as investors began to focus once again on individual companies' fundamentals.

During the year, the Portfolio benefited from stock selection in the consumer staples sector. For instance, Pepsi Bottling Group, which manufactures and distributes Pepsi Cola products, is benefiting from an improving pricing environment and new product introductions. Conversely, the Portfolio was hurt by stock selection in the technology sector: BMC Software, Inc. reported disappointing results, and the company anticipates some layoffs and restructuring to improve financial performance. We sold our position, based on concerns about the health and visibility of future cash flows as a result of the increased securitization of receivables. Stock selection in the producer manufacturing sector has also detracted from returns. Although our holdings rose strongly, many of the more inconsistently profitable and economically sensitive stocks in the index rose dramatically on optimism over a robust economic recovery.

In the past, market recoveries have frequently seen a period during which lower-quality, more cyclical stocks have outperformed. During these initial stages of upswing, investors tend to seek out those companies that stand to gain the most from an improvement in the economic landscape. Frequently, these companies are the most volatile, debt-ridden, and cyclical stocks available. As we may already be seeing, however, investors tend to turn their attention back to the fundamentals underpinning stocks, including a company's ability to generate strong returns on its capital. We remain confident in our Portfolio's holdings, as they feature this sort of history of strong profitability, which over the long term is a key determinant of a stock's performance.

JNL/LAZARD MID CAP VALUE FUND
[GRAPH OMITTED]

Date            JNL/Lazard Mid Cap Value Fund          Russell Midcap Index
  3/2/1998                    10,000.00                     10000
 3/31/1998                    10,420.00                  10461.08
 4/30/1998                    10,410.00                  10475.92
 5/31/1998                     9,880.00                  10137.84
 6/30/1998                     9,670.00                  10261.03
 7/31/1998                     9,000.00                    9765.6
 8/31/1998                     7,460.00                   8190.45
 9/30/1998                     7,890.00                   8695.03
10/31/1998                     8,300.00                   9282.97
11/30/1998                     8,790.00                   9710.71
12/31/1998                     9,235.56                  10264.29
 1/31/1999                     9,125.25                  10239.89
 2/28/1999                     8,904.64                   9882.09
 3/31/1999                     9,024.98                  10176.87
 4/30/1999                     9,757.00                  10921.35
 5/31/1999                     9,877.33                  10876.63
 6/30/1999                    10,107.97                  11245.01
 7/31/1999                     9,726.92                  10925.63
 8/31/1999                     9,145.31                  10625.56
 9/30/1999                     8,794.34                  10236.65
10/31/1999                     9,145.31                  10713.79
11/30/1999                     9,355.89                   11003.9
12/31/1999                     9,677.21                  11955.33
 1/31/2000                     8,913.48                  11551.78
 2/29/2000                     9,425.98                  12426.77
 3/31/2000                    10,330.39                  13110.66
 4/30/2000                    10,229.90                  12486.74
 5/31/2000                    10,380.64                  12133.81
 6/30/2000                    10,360.54                   12472.5
 7/31/2000                    10,340.44                  12328.77
 8/31/2000                    11,204.66                   13489.6
 9/30/2000                    11,275.00                  13277.15
10/31/2000                    11,777.45                  13065.92
11/30/2000                    11,425.74                  11872.36
12/31/2000                    12,132.36                  12759.35
 1/31/2001                    12,597.00                  12954.31
 2/28/2001                    12,452.44                  12148.64
 3/31/2001                    11,998.13                  11379.57
 4/30/2001                    12,751.88                  12345.03
 5/31/2001                    13,381.73                  12553.83
 6/30/2001                    13,288.80                  12421.69
 7/31/2001                    13,040.99                  12055.55
 8/31/2001                    13,164.90                  11573.53
 9/30/2001                    11,533.48                  10162.85
10/31/2001                    12,173.66                  10555.62
11/30/2001                     13092.62                  11423.49
12/31/2001                     13738.58                  11862.61
 1/31/2002                     13899.26                  11782.92
 2/28/2002                     14071.43                  11643.06
 3/31/2002                     14473.14                  12324.92
 4/30/2002                     14105.86                   12077.3
 5/31/2002                     13991.08                  11923.81
 6/30/2002                     13199.14                  11111.02
 7/31/2002                     11948.09                  10016.47
 8/31/2002                     11971.04                  10056.31
 9/30/2002                      11075.8                   9115.65
10/31/2002                     11569.33                   9565.76
11/30/2002                     12372.76                  10212.65
12/31/2002                     11803.87                   9793.45
 1/31/2003                     11526.94                  9,588.52
 2/28/2003                      11365.4                  9,445.61
 3/31/2003                     11400.02                  9,523.47
 4/30/2003                     12080.79                 10,206.35
 5/31/2003                     12784.64                 11,122.20
 6/30/2003                     12969.25                 11,219.58
 7/31/2003                     13500.02                 11,578.40
 8/31/2003                     13996.18                 12,063.47
 9/30/2003                     13696.18                 11,895.75
10/31/2003                     14503.87                 12,792.70
11/30/2003                     14757.72                 13,132.82
12/31/2003                     15214.14                 13,502.83

AVERAGE ANNUAL TOTAL RETURN

1 Year          28.89%
5 Year          10.49%
Since inception 7.45%
(Inception date March 2, 1998)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/LAZARD SMALL CAP VALUE FUND
LAZARD ASSET MANAGEMENT
TEAM MANAGEMENT

OBJECTIVE:

JNL/Lazard Small Cap Value Fund is a non-diversified Fund that seeks as its investment objective capital appreciation by investing primarily in equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000 Index that the subadviser believes are undervalued based on their return on equity.

MONEY MANAGER COMMENTARY:
The first two-and-a-half months of 2003, which saw a continuation of the previous year's bear market, proved an anomaly in an otherwise bull market year. In mid-March, just before the start of the second Gulf War, sentiment swung abruptly from very negative to very positive. Investors rotated into stocks that stood to gain the most from an improving economy; the stocks that benefited from this change in sentiment included highly leveraged and economically sensitive companies. In fact, many of the greatest beneficiaries were those same lower-quality companies whose business models had been most questioned during the bear market. This trend benefited smaller companies (as they tend to be more sensitive to swings in the economy than larger companies), and small cap stocks significantly outperformed during the year. Overall, 2003 proved to be a reversal of 2002, in that the S&P 500 rose in the last 12 months by roughly the same amount that it had fallen in 2002. In addition, the technology sector, which led 2002's decline, proved to be 2003's strongest performer. However, late in the year there were signs that the rebound in lower-quality stocks had begun to fade as investors began to focus once again on individual companies' fundamentals.

During the year, the Portfolio was helped by stock selection in technology. For example, Microsemi performed well. The company is in transition from being a legacy military/aerospace integrated circuit provider to pursuing leading-edge opportunities in the consumer, communications and auto markets. Microsemi has assembled a portfolio of key technologies that will enable it to leverage its existing competency into new, higher-growth markets. The Portfolio also benefited from stock selection in health care, where aaiPharma continues to benefit from its transition to a specialty pharmaceutical company. Its R&D platform has provided value added product formulation and drug life cycle management programs to many of the major pharmaceutical companies for the past 20 years, and R&D is still the engine that is driving product extensions through new formulations, dosing, etc. Conversely, the Portfolio was hurt by stock selection in commercial services. Tier Technologies saw its shares fall after the company reduced profit and revenue forecasts at the beginning of 2003. However, given the company's high long-term growth, which is increasingly taking the form of recurring payment-processing revenue, we believe there is an opportunity both for margin expansion and for earnings upside. Our overweight position in the energy sector also detracted from returns, as did stock selection in the group: Lone Star Technologies shares declined, as the company was hurt by weaker-than-expected sales and higher steel costs. We believe that the company's problems are temporary and not representative of any fundamental problems with management or the company. Lone Star Technologies is a well-managed company that is expected to participate in an industry upturn.

In the past, market recoveries have frequently seen a period during which lower-quality, more cyclical stocks have outperformed. During these initial stages of upswing, investors tend to seek out those companies that stand to gain the most from an improvement in the economic landscape. Frequently, these companies are the most volatile, debt-ridden, and cyclical stocks available. As we may already be seeing, however, investors tend to turn their attention back to the fundamentals underpinning stocks, including a company's ability to generate strong returns on its capital. We remain confident in our Portfolio's holdings, as they feature this sort of history of strong profitability, which over the long term is a key determinant of a stock's performance.

JNL/LAZARD SMALL CAP VALUE FUND

 Date         JNL/Lazard Small Cap Value Fund    Russell 2000 Index
03/02/1998                        10,000.00        10,000.00
03/31/1998                        10,350.00        10,420.44
04/30/1998                        10,360.00        10,368.36
05/31/1998                         9,820.00         9,804.33
06/30/1998                         9,640.00         9,820.86
07/31/1998                         8,860.00         9,018.90
08/31/1998                         7,340.00         7,270.48
09/30/1998                         7,480.00         7,833.07
10/31/1998                         7,960.00         8,154.40
11/30/1998                         8,370.00         8,584.94
12/31/1998                         8,707.85         9,120.91
01/31/1999                         8,587.74         9,239.25
02/28/1999                         7,917.13         8,494.16
03/31/1999                         7,937.15         8,625.14
04/30/1999                         8,867.99         9,397.11
05/31/1999                         9,278.36         9,535.87
06/30/1999                         9,538.60         9,963.92
07/31/1999                         9,418.49         9,689.32
08/31/1999                         8,968.08         9,332.65
09/30/1999                         8,787.92         9,332.51
10/31/1999                         8,377.55         9,372.17
11/30/1999                         8,537.69         9,942.75
12/31/1999                         8,876.77        11,068.33
01/31/2000                         8,605.65        10,888.55
02/29/2000                         8,645.82        12,688.46
03/31/2000                         9,348.73        11,853.46
04/30/2000                         9,378.85        11,139.87
05/31/2000                         9,288.48        10,489.39
06/30/2000                         9,338.69        11,406.28
07/31/2000                         9,398.94        11,049.36
08/31/2000                         9,890.98        11,888.19
09/30/2000                         9,770.48        11,536.10
10/31/2000                         9,901.02        11,022.12
11/30/2000                         9,499.35         9,890.06
12/31/2000                        10,349.96        10,745.25
01/31/2001                        10,631.86        11,304.77
02/28/2001                        10,410.36        10,563.24
03/31/2001                        10,007.64        10,046.86
04/30/2001                        10,511.04        10,832.51
05/31/2001                        11,105.06        11,097.96
06/30/2001                        11,366.83        11,476.74
07/31/2001                        11,266.15        10,871.12
08/31/2001                        11,316.49        10,519.87
09/30/2001                        10,198.93         9,102.58
10/31/2001                        10,662.06         9,636.16
11/30/2001                         11397.03        10,382.62
12/31/2001                         12144.92         11024.22
01/31/2002                         12208.84         10910.24
02/28/2002                         12155.58         10611.69
03/31/2002                         13071.77         11465.31
04/30/2002                         13125.04         11569.58
05/31/2002                         12507.14         11056.23
06/30/2002                         11867.93         10506.72
07/31/2002                         10152.73          8919.71
08/31/2002                         10493.64          8896.89
09/30/2002                          9620.06           8257.8
10/31/2002                         10120.77           8522.4
11/30/2002                         10664.09          9282.78
12/31/2002                          10053.6          8766.78
01/31/2003                          9850.39         8,525.17
02/28/2003                          9572.31         8,267.65
03/31/2003                          9572.31         8,374.07
04/30/2003                          10288.9         9,167.69
05/31/2003                            11198        10,151.40
06/30/2003                         11337.04        10,335.94
07/31/2003                         12096.41        10,982.20
08/31/2003                         12449.35        11,486.05
09/30/2003                         12203.36        11,274.36
10/31/2003                         13058.99        12,220.84
11/30/2003                         13572.36        12,654.49
12/31/2003                         13957.39        12,912.75

AVERAGE ANNUAL TOTAL RETURN

1 Year          38.83%
5 Year          9.88%
Since inception 5.88%
(Since inception March 2, 1998)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
MELLON CAPITAL MANAGEMENT CORP.
TEAM MANAGEMENT

OBJECTIVE:

JNL/Mellon Capital Management Bond Index Fund seeks as its investment objective a moderate rate of income by investing in domestic fixed income investments, matching the performance of the Lehman Brothers Aggregate Index.

MONEY MANAGER COMMENTARY:

U.S. FIXED INCOME MARKETS
Bonds were able to post moderate gains in 2003, but it came amid volatility. For the year, the Lehman Aggregate Index gained 4.1%, its lowest annual return since 1999. The bond market outperformed equities during the first quarter, though there was a great deal of volatility caused by the war in Iraq. The Lehman Aggregate Index returned 1.4% for the quarter, while the Lehman Government/Credit Index gained 1.6%. Interest rates staged a strong flight to quality rally as a result of the war, but by the end of the quarter this flight to quality had dissipated and the yield curve found itself essentially unchanged from the beginning of the quarter. Along the Treasury yield curve, the strongest gains were made in the 7-10 year duration sector, while the weakest performers were those under two years. Longer duration benchmarks outperformed shorter duration benchmarks.

In the second quarter, the broad U.S. fixed income market finished with another positive quarter. The Lehman Aggregate Index gained 2.5% while the Lehman Government/Credit Index returned 3.5%. Treasury yields all along the curve were lower this quarter. The spread between the yield on the 2-year note and the 30-year bond flattened by 8 basis points. Along the Treasury yield curve, the strongest gains were made in the +10 year duration sector, while the weakest performers were those in the 1-3 year sector. Longer duration benchmarks outperformed shorter duration benchmarks. Investors were willing to take on more risk, as the performance of lower quality investment grade outpaced higher quality credits. In mid-June, Treasury yields hit 45-year lows following Federal Reserve comments concerning the risks of deflation, with the yield on the 10-year note hitting a low of 3.12% on June 13.

The broad U.S. fixed income market finished lower in the third quarter, hurt mainly by weak performance in July. Despite a rally in September, when the Lehman Aggregate gained 2.7%, the index still fell 0.2% for the quarter. The Index fell 3.4% in July, its worst monthly performance since 1981. The Lehman Government/Credit Index fell 0.5%. Yields were higher across the Treasury curve, but rose more sharply in the longer maturities. The 1-3 year bucket was the strongest performer and the only positive gainer among Treasury duration sectors, rising 0.4%, while the 20+ sector was the worst performer, falling 3.3%. Longer duration benchmarks sharply underperformed shorter duration benchmarks. The three-month yield rose by 9 bps, the 10-year yield rose by 42 bps. The spread between the 2-year note and the 30-year bond steepened by 30 basis points.

Bonds finished the year with small gains. They were lower in October, as continuing positive economic data placed downward pressure on prices, and as investors sold out their positions in favor of equities. Bonds then picked up during the quarter as investors were assured by the Fed's neutral stance on interest rates. The Lehman Aggregate Index managed to recover from a 0.9% loss in October to finish the fourth quarter with a gain of 0.3%. Shorter duration benchmarks outperformed longer duration benchmarks. Treasuries underperformed other spread sectors, as credits were the top performers.

JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
[GRAPH OMITTED]

                    JNL/Mellon Capital Management       Lehman Brothers
Date                    Bond Index Fund                 Aggregate Index
 1/15/2002                  10,000.00                         10,000.00
 1/31/2002                   9,940.00                         10,080.00
 2/28/2002                  10,040.00                         10,177.78
 3/31/2002                   9,860.00                         10,008.82
 4/30/2002                      10030                         10,203.00
 5/31/2002                  10,130.00                         10,289.72
 6/30/2002                  10,230.00                         10,379.24
 7/31/2002                  10,390.00                         10,504.83
 8/31/2002                  10,550.00                         10,682.36
 9/30/2002                  10,720.00                         10,855.42
10/31/2002                  10,670.00                         10,805.48
11/30/2002                  10,640.00                         10,802.24
12/31/2002                  10,855.18                         11,025.85
 1/31/2003                  10,855.18                         11,035.77
 2/28/2003                  11,000.20                         11,188.06
 3/31/2003                  10,979.48                         11,179.11
 4/30/2003                  11,041.63                         11,271.90
 5/31/2003                  11,238.43                         11,481.56
 6/30/2003                   11207.36                         11,458.59
 7/31/2003                   10824.11                         11,073.59
 8/31/2003                    10875.9                         11,146.67
 9/30/2003                   11165.92                         11,442.06
10/31/2003                   11041.63                         11,335.65
11/30/2003                   11062.34                         11,362.85
12/31/2003                    11166.4                         11,478.75

AVERAGE ANNUAL TOTAL RETURN

1 Year          2.87%
Since inception 5.79%
(Inception date January 15, 2002)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
MELLON CAPITAL MANAGEMENT CORP.
TEAM MANAGEMENT

OBJECTIVE:

JNL/Mellon Capital Management International Index Fund seeks as its investment objective long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the MSCI E.A.FE. Index.

MONEY MANAGER COMMENTARY:

In a year that began under the auspice of war, global economic weakness, and a fatal flu outbreak, world equities generated the highest annual return in 17 years, rising 35.3% as measured by the MSCI EAFE(R) Index. International markets continued to rally into December, with the MSCI EAFE Index advancing 7.8%. The Euro hit an all time high against the U.S. dollar, translating into higher base currency performance for U.S. investors. The Japanese government sold a record level of Yen to stem foreign exchange strength. Dollar weakness and industrial production have supported steady gains in commodity prices sending material and energy companies higher. Gold prices rose to over $400, base metals remained firm, and energy stocks rallied with oil prices. Market averages around the world finished the year with solid performance. International stocks rallied for their best annual return in over a decade, as the MSCI EAFE gained 38.6% in dollar terms. The returns were even better for U.S. investors as a weak dollar helped returns.

International stocks suffered along with the U.S.during the first quarter as the impending war in Iraq caused uncertainty. The MSCI EAFE lost 8.2% in local terms. Economic indicators remained weak while employment in the major markets has yet to recover. German unemployment was 10.5%, France 9.1% and Japan 5.5%. Equity markets were extremely volatile. The German government's plan to gradually reform labor practices and the bloated social welfare system did little to shore up business confidence. The MSCI Germany Index fell 15.9% while the MSCI France lost 14.9%. Japanese equities fell as banks struggle to repair fragile balance sheets, causing a 7.9% loss for Japanese equities. Noticeable domestic economic growth led to smaller losses in Australia and New Zealand.

International equity markets rallied sharply during the second quarter, as the MSCI EAFE Index gained 19.3% is U.S. dollar terms, and 15.6% in local currencies. Regionally, Europe was the strongest performer, gaining 22.4% in U.S. dollar terms, followed by Asia ex Japan (15.1%) and Japan (11.7%). In Europe, the two top performing countries were Germany, which surged 38.8%, and France, which rose 26.3%. The strong gains in the second quarter have pushed all developed international equity markets into the black year-to-date, with the EAFE up 9.5%. The quarter's rally came after the first quarter's two causes of uncertainty, SARS and the Iraq war, did not fulfill investors' worst fears. Lower global interest rates also helped international stocks, which bested U.S. equity returns.

International equity markets rose during the third quarter, as the MSCI EAFE Index gained 8.13% is U.S. dollar terms. Within the MSCI EAFE Index, most markets posted positive returns in U.S.-dollar terms. The best-performing countries were Japan (+21.9%), Hong Kong (+18.9%), and Bermuda (+16.6%), while Finland (-0.9%), Spain (-0.3%), and Italy (+0.6%) posted the lowest returns.

International equity markets continued to rally during the fourth quarter, as the MSCI EAFE Index gained 9.0% in local terms and 17.1% is U.S. dollar terms. The effects of the weaker dollar versus the euro and yen boosted returns to U.S. investors. Within the MSCI EAFE Index, all markets posted positive returns in both local terms and in U.S. dollar terms. The best-performing countries in U.S. dollar terms were Germany (31.3%), Norway (26.7%) and Spain (25.7%). The lowest performers were Hong Kong (5.2%) and Japan (8.3%).

JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
[GRAPH OMITTED]
                     JNL/Mellon Capital Management
Date                   International Index Fund       MSCI E.A.F.E. Index
 1/15/2002                     10,000.00                   10,000
 1/31/2002                      9,790.00                    9,778
 2/28/2002                      9,860.00                    9,847
 3/31/2002                     10,440.00                   10,379
 4/30/2002                         10450                   10,448
 5/31/2002                     10,600.00                   10,580
 6/30/2002                     10,170.00                10,159.21
 7/31/2002                      9,170.00                 9,156.29
 8/31/2002                      9,130.00                 9,135.51
 9/30/2002                      8,140.00                 8,154.41
10/31/2002                      8,580.00                 8,592.67
11/30/2002                      8,960.00                 8,982.65
12/31/2002                      8,639.59                 8,680.61
 1/31/2003                      8,271.08                 8,318.21
 2/28/2003                      8,076.58                 8,127.31
 3/31/2003                      7,933.27                 7,967.62
 4/30/2003                      8,690.77                 8,748.54
 5/31/2003                      9,212.83                 9,278.64
 6/30/2003                        9427.8                 9,502.87
 7/31/2003                       9612.05                 9,732.90
 8/31/2003                        9878.2                 9,967.94
 9/30/2003                      10164.82                10,275.21
10/31/2003                      10789.25                10,915.65
11/30/2003                      11024.69                11,158.33
12/31/2003                      11862.72                12,030.07

AVERAGE ANNUAL TOTAL RETURN

1 Year          37.31%
Since inception 9.10%
(Inception date January 15, 2002)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/OPPENHEIMER GLOBAL GROWTH FUND
OPPENHEIMERFUNDS, INC.
WILLIAM L. WILBY

OBJECTIVE:

JNL/Oppenheimer Global Growth Fund seeks as its investment objective capital appreciation.

MONEY MANAGER COMMENTARY:

Against a backdrop of market volatility and global uncertainty, the Fund performed very well during its past fiscal year. Despite global uncertainties during the period, we remained committed to our theme-based global approach, which focuses on companies that are poised to capitalize on the far-reaching growth trends of mass affluence, new technologies, corporate restructuring and aging populations. Within each trend, we looked for reasonably priced companies with strong growth prospects. We also maintained our "barbell strategy," combining aggressive positions with more defensive holdings, enabling us to uncover what we believe are good companies in good businesses at good prices the world over.

During the first half of 2003, signs of a worldwide economic recovery appeared to stall amid corporate governance scandals and the events leading up to the Iraqi war. The buildup to military action produced considerable uncertainty early in the year, which exerted significant pressure on global markets.

In the U.S., the economy moved from recovery to expansion, with the third quarter showing particularly strong growth in Gross Domestic Product (GDP), and profit growth in the second half up strongly. This strength should also benefit the global economy, providing a boost to the major export economies in the developed world, as well as emerging markets. Assuming that the U.S. economy continues to grow at a reasonable and sustainable pace, we would also expect continuing strength in the global equity markets.

The Fund benefited from its selective investments in the technology and consumer staples sectors. KDDI Corp., the number two wireless carrier in Japan, was the Fund's best performing stock during the period on strong demand for wireless products. National Semiconductor Corp. remained a strong contributor to performance throughout the year. Two companies in particular detracted from the Fund's overall return. Although we had sold most of our position, Sony Corp. detracted from performance due to management's inability to turn around a slide in brand quality and reputation. Tandberg ASA, a carrier in videoconferencing, had disappointing earnings during the year.

From a country perspective, the United States was the biggest contributor to performance as most of the Fund's technology holdings were based there. The Fund also did well in Japan, where solid stock selection led to good performance versus the benchmark.

Please remember country, sector and market capitalization weightings were the result of individual stock selection, not predetermined target allocations. The Fund's holdings, allocations, management, and strategies are subject to change. Investing in foreign securities poses additional risks, such as currency fluctuations and higher expenses.

Although we continue to be optimistic about U.S. growth potential, the Fund does not currently hold an overweight allocation in the U.S. versus its benchmark. U.S. equity valuations are fairly high relative to the rest of the world, so investors are paying a premium for growth in the U.S. Having said that, we think there are opportunities to buy into solid domestic growth companies. We think that the market will continue to appreciate, but not at the pace that we saw this past year.

JNL/OPPENHEIMER GLOBAL GROWTH FUND
[GRAPH OMITTED]

Date            JNL/Oppenheimer Global Growth Fund             MSCI World Index
  5/1/2001                  10,000.00                               10000
 5/31/2001                   9,820.00                                9722
 6/30/2001                   9,670.00                             9416.03
 7/31/2001                   9,480.00                             9290.17
 8/31/2001                   9,160.00                             8842.88
 9/30/2001                   8,010.00                             8062.51
10/31/2001                   8,390.00                             8216.46
11/30/2001                   9,080.00                              8701.3
12/31/2001                       9270                             8755.11
 1/31/2002                       8990                             8488.98
 2/28/2002                       8890                             8414.32
 3/31/2002                       9400                             8784.97
 4/30/2002                       9170                             8486.37
 5/31/2002                       9120                             8500.52
 6/30/2002                       8550                             7983.29
 7/31/2002                       7600                             7309.67
 8/31/2002                       7690                             7322.16
 9/30/2002                       6970                             6515.99
10/31/2002                       7260                             6996.11
11/30/2002                       7660                             7372.25
12/31/2002                       7200                             7014.06
 1/31/2003                       6920                             6800.32
 2/28/2003                   6,730.00                             6681.31
 3/31/2003                   6,640.00                             6659.25
 4/30/2003                   7,180.00                             7249.38
 5/31/2003                   7,790.00                             7662.12
 6/30/2003                   8,000.00                             7793.76
 7/31/2003                   8,290.00                             7951.12
 8/31/2003                   8,610.00                             8121.92
 9/30/2003                   8,720.00                              8170.8
10/31/2003                   9,350.00                             8654.85
11/30/2003                   9,530.00                             8785.66
12/31/2003                  10,120.00                             9336.17

AVERAGE ANNUAL TOTAL RETURN

1 Year          40.56%
Since inception 0.45%
(Inception date May 1, 2001)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/OPPENHEIMER GROWTH FUND
OPPENHEIMERFUNDS, INC.
BRUCE BARTLETT

OBJECTIVE:

JNL/Oppenheimer Growth Fund seeks as its investment objective capital appreciation.

MONEY MANAGER COMMENTARY:

Oppenheimer Growth Fund underperformed its peer group and its benchmark over the calendar year. The Fund underperformed due to our focus on relatively defensive, quality growth companies while the market generally favored more cyclical and speculative issues. We generally avoided highly speculative stocks of companies with weak underlying fundamentals despite steadily improving U.S. economic prospects as our disciplined focus on top line revenue growth kept us invested in more steadily growing companies. It should be noted that a management change over the quarter has not changed our pure growth investment style.

While the dramatic rise in the market partly reflects improved fundamentals, we believe many investors have been paying higher prices for speculative growth where earnings have yet to materialize. Prices of such stocks were driven sharply higher as speculators sought to benefit from the market's upward momentum with little regard for each company's underlying business fundamentals. As such, the Fund's stock selection within technology, healthcare and consumer discretionary sectors proved to detract from performance. Additionally, the Funds underweight within the markets more cyclical sectors, energy, materials and utilities hurt performance.

Largest contributors to performance included many technology related stocks including Yahoo! Inc. which benefited from improving operating fundamentals while Symantec Corp., benefited from increased demand for Internet security software. However, not all technology related stocks contributed to returns. For example, Scientific-Atlanta, a digital set-top box manufacturer, sold-off in the quarter despite strong long-term fundamentals and an important new customer win. Select holdings within the high tech healthcare area proved accretive to returns with long-time holdings Genentech, Inc., and Varian Medical Systems being among top contributors to performance. However, we continue to like the prospects of this fast growing company as fundamentals continue to be strong. While the portfolio's investment philosophy hasn't changed, the fund's new manager has increased the weighted average market cap of the portfolio to bring it more in line with the benchmark and diversified the Fund's holdings so as not to take on any undue company risk.

We remain optimistic regarding the overall economic and business environment. Employment figures have improved on the margin while other economic indicators continue to show signs of a sustainable recovery. These developments are supported by a favorable monetary policy and fiscal stimulus. Furthermore, despite the recent run-up in stock prices, we believe that many growth-oriented growth stocks continue to sell at compelling valuations, offering attractive investment opportunities. While our fundamental, bottom-up stock selection process has proven itself over an extended market cycle, we fully recognize that it will be at odds with the market from time to time.

JNL/OPPENHEIMER GROWTH FUND
[GRAPH OMITTED]

Date            JNL/Oppenheimer Growth Fund            S&P 500 Index
  5/1/2001                10,000.00                      10,000
 5/31/2001                 9,910.00                       9,931
 6/30/2001                 9,730.00                       9,689
 7/31/2001                 9,560.00                       9,594
 8/31/2001                 8,990.00                       8,993
 9/30/2001                 8,740.00                       8,267
10/31/2001                 8,820.00                       8,425
11/30/2001                 9,290.00                       9,071
12/31/2001                  9418.39                       9,151
 1/31/2002                  9128.14                     9022.46
 2/28/2002                  8827.87                     8848.47
 3/31/2002                   9088.1                     9181.26
 4/30/2002                   8747.8                     8624.61
 5/31/2002                  8577.64                     8561.08
 6/30/2002                  8197.31                     7951.29
 7/31/2002                  7586.76                     7331.41
 8/31/2002                  7596.77                     7379.52
 9/30/2002                  7266.48                      6577.5
10/31/2002                  7506.69                     7156.45
11/30/2002                  7326.53                     7577.66
12/31/2002                  7036.27                     7128.43
 1/31/2003                  6856.11                    6,941.69
 2/28/2003                 6,816.07                    6,837.54
 3/31/2003                 7,056.29                    6,903.93
 4/30/2003                 7,316.52                    7,472.64
 5/31/2003                 7,676.84                    7,866.35
 6/30/2003                 7,736.90                    7,966.66
 7/31/2003                 8,087.21                    8,107.14
 8/31/2003                 8,097.22                    8,265.22
 9/30/2003                 7,877.02                    8,177.50
10/31/2003                 8,187.30                    8,640.03
11/30/2003                 8,107.23                    8,716.05
12/31/2003                 8,287.39                    9,173.23

AVERAGE ANNUAL TOTAL RETURN

1 Year          17.78%
Since inception -6.79%
(Inception date May 1, 2001)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/PIMCO TOTAL RETURN BOND FUND
PACIFIC INVESTMENT MANAGEMENT COMPANY
WILLIAM H. GROSS

OBJECTIVE:

JNL/PIMCO Total Return Bond Fund seeks as its investment objective to realize maximum total return, consistent with preservation of capital and prudent investment management through investment in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three to six year time frame based on the sub-adviser's forecast for interest rates.

MONEY MANAGER COMMENTARY:
Bonds gained ground in 2003 despite volatile interest rates, led by higher yielding corporate and emerging market assets. Interest rates fell in the first half of year as markets were anxious about deflation, but reversed course in the second half as the mood swung toward optimism about faster growth. Inflation was well behaved even in the face of surging commodity prices and a falling U.S. dollar; low inflation helped to mitigate the rise in interest rates. Global overcapacity, weak labor markets and faster growth in productivity kept inflation well contained during the period.

Active management across a wide spectrum of strategies - "rolling down" a steep yield curve, select mortgages and corporates, TIPs, municipals, Eurozone issues and emerging markets - added value amid volatile markets in 2003. Interest rate strategies had minimal impact for the quarter; below-index duration helped as rates rose; an intermediate maturity focus was negative as the yield curve steepened. A mortgage underweight detracted from returns as lower volatility caused yield premiums in this sector to tighten. A corporate underweight was negative as profit growth and margins improved, but positive security selection of pipeline and telecom issues more than offset this impact. Emerging market bonds helped returns as credit fundamentals within the asset class continued to improve.

A defensive posture focused on diversified sources of safe yield will add value in a challenging environment for bonds. Target below-index duration to protect relative returns against the risk of upward pressure on rates. Take modest exposure to short/intermediate maturities; the Fed will anchor this end of the yield curve in 2004 while longer maturities are more vulnerable to secular inflation risk. Underweight expensive mortgage and corporate bonds in order to exploit more attractively priced bonds. Emphasize TIPS, which hedge against secular inflation risk and are less volatile than nominal bonds when rates rise. Hold high yielding emerging market bonds, which have potential for solid returns as fundamentals keep improving; they also offer better value than similarly rated corporates. Take modest exposure to short maturity Eurozone issues, where prospects for central bank tightening are more remote than in the U.S; in light of expectations for stronger growth in Japan, employ strategies that gain when Japanese rates rise.

JNL/PIMCO TOTAL RETURN BOND FUND
[GRAPH OMITTED]
                                                        Lehman Brothers
Date            JNL/PIMCO Total Return Bond Fund      Aggregate Bond Index
  3/2/1998               10,000.00                          10,000.00
 3/31/1998                9,940.00                           9,917.91
 4/30/1998                9,970.00                           9,968.48
 5/31/1998               10,200.00                          10,064.19
 6/30/1998               10,330.00                          10,147.81
 7/31/1998               10,290.00                          10,169.17
 8/31/1998               10,440.00                          10,329.56
 9/30/1998               10,650.00                          10,577.07
10/31/1998               10,540.00                          10,577.58
11/30/1998               10,510.00                          10,581.19
12/31/1998               10,569.69                          10,613.03
 1/31/1999               10,694.53                          10,688.84
 2/28/1999               10,465.66                          10,502.21
 3/31/1999               10,600.90                          10,560.48
 4/30/1999               10,559.29                          10,593.95
 5/31/1999               10,476.06                          10,501.12
 6/30/1999               10,434.45                          10,467.58
 7/31/1999               10,413.64                          10,423.11
 8/31/1999               10,434.45                          10,417.82
 9/30/1999               10,538.48                          10,538.71
10/31/1999               10,569.69                          10,577.58
11/30/1999               10,590.50                          10,576.53
12/31/1999               10,542.19                          10,525.53
 1/31/2000               10,509.38                          10,490.79
 2/29/2000               10,629.68                          10,617.73
 3/31/2000               10,793.71                          10,757.88
 4/30/2000               10,739.03                          10,726.69
 5/31/2000               10,749.97                          10,721.32
 6/30/2000               10,946.82                          10,944.33
 7/31/2000               11,034.30                          11,043.92
 8/31/2000               11,209.28                          11,204.06
 9/30/2000               11,263.96                          11,274.64
10/31/2000               11,362.38                          11,349.06
11/30/2000               11,581.10                          11,535.18
12/31/2000               11,780.85                          11,749.73
 1/31/2001               11,952.58                          11,749.73
 2/28/2001               12,067.07                          11,749.73
 3/31/2001               12,147.21                          12,105.75
 4/30/2001               12,044.17                          12,105.75
 5/31/2001               12,078.52                          12,105.75
 6/30/2001               12,124.31                          12,173.54
 7/31/2001               12,502.12                          12,173.54
 8/31/2001               12,650.96                          12,173.54
 9/30/2001               12,868.48                          12,734.74
10/31/2001               13,143.26                          12,734.74
11/30/2001                12960.08                          12,734.74
12/31/2001                12902.91                          12,741.11
 1/31/2002                13072.36                           12843.04
 2/28/2002                13253.92                           12967.62
 3/31/2002                13011.84                           12752.35
 4/30/2002                13253.92                           12999.75
 5/31/2002                13314.44                           13110.25
 6/30/2002                13290.24                           13224.31
 7/31/2002                13338.65                           13384.32
 8/31/2002                13604.94                           13610.52
 9/30/2002                13713.88                           13831.01
10/31/2002                13713.88                           13767.38
11/30/2002                 13774.4                           13763.25
12/31/2002                14044.21                           14048.15
 1/31/2003                14116.86                          14,060.80
 2/28/2003                14334.78                          14,254.84
 3/31/2003                14322.68                          14,243.43
 4/30/2003                14492.17                          14,361.65
 5/31/2003                14734.32                          14,628.78
 6/30/2003                14722.21                          14,599.52
 7/31/2003                14153.18                          14,108.98
 8/31/2003                14274.25                          14,202.10
 9/30/2003                14649.57                          14,578.45
10/31/2003                 14540.6                          14,442.87
11/30/2003                14564.82                          14,477.54
12/31/2003                14715.77                          14,625.21

AVERAGE ANNUAL TOTAL RETURN

1 Year          4.78%
5 Year          6.83%
Since inception 6.84%
(Inception March 2, 1998)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/PPM AMERICA BALANCED FUND
PPM AMERICA, INC.
TEAM MANAGEMENT

OBJECTIVE:

JNL/PPM America Balanced Fund seeks as its investment objective reasonable income, long-term capital growth and preservation of capital. It is intended that this Fund will invest in common stocks and fixed income securities which appear to have some potential for capital enhancement.

MONEY MANAGER COMMENTARY:

The S&P 500 Index increased 12.18% in the fourth quarter. After three consecutive years of disappointing results, the Index return of positive 28.69% for the year was a welcome sight. Every sector in the S&P 500 Index increased in 2003 with the information technology and materials sectors increasing in excess of 38% for the year while the telecom services sector, the poorest performing sector, increased almost 7%. Fixed income returns were positive for the quarter, with the Lehman Brothers Aggregate Index returning 1.02%, Credit Index 1.11%, and Government Index 0.89%. For the full year, fixed income returns were carried by the Credit Index which returned 7.70%. The Aggregate Index ended up posting a 4.10% return for 2003.

The equity markets have rebounded strongly over the past year. Investors were relieved that the resolution of the conflict in Iraq was quick and decisive. With significant tax cuts in place, including a lower tax rate on dividend income and the earnings outlook improving, the equity markets seem poised for a second consecutive year of gains. Deflation fears have all but disappeared and evidence for a slow turn in pricing power is mounting. PPM America uses a value-oriented strategy in managing the Fund. This value strategy has successfully outperformed the market over the past four years. With the market's strong rebound during the past year, the S&P 500 Index is now above historical median valuation levels but nowhere near past extremes.

While the credit rally is well positioned to carry into the 2004, it will certainly not be as robust as 2003 and with more limited breadth. We remain constructive on the investment grade market, but are cognizant that market has already priced in a very rosy earnings and growth forecast to current valuations.

The stock selection philosophy that guides the management of the equity component of the Fund is relative valuation based. Therefore, despite the market returning to a more normal valuation level, PPM America will continue to focus on relatively attractive priced sectors and securities. The equity portion of the Fund's assets has a lower-than-market price/earnings ratio and a higher-than-market dividend yield (compared to the S&P 500 Index). The equity component of the Fund is overweight (relative to the S&P 500 Index) in stocks of apparel, telecommunications, utilities, energy, banks, autos, and insurance. The Fund is underweight (relative to the S&P 500 Index) in stocks of healthcare and media and significantly underweight in technology companies. The security selection and sector weighting process that guide the fixed income portion of the Fund is also relative valuation based. Weightings are selected based on attractive pricing and potential for out-performance versus the benchmark. The fixed income allocation's overall level of interest rate risk is generally constructed to be close to the benchmark duration. The fixed income portion of the Fund is positioned with over weights in the ABS, CMBS and Corporate bond sectors. The Fund maintains an underweight to the Agency Debenture, MBS and U.S. Treasury sectors. Going forward, the Fund will focus on sectors with attractive valuations and finding securities with potential for relative out-performance.

JNL/PPM AMERICA BALANCED FUND
[GRAPH OMITTED]

Date            JNL/PPM America Balanced Fund             S&P 500 Index     Lehman Brothers Aggregate Bond Index
 5/15/1995                10,000.00                           10,000.00                10,000.00
 5/31/1995                10,070.00                           10,130.00                10,070.00
 6/30/1995                10,210.00                           10,356.00                10,210.00
 7/31/1995                10,460.00                           10,694.00                10,245.00
 8/31/1995                10,660.00                           10,726.00                10,368.00
 9/30/1995                10,840.00                           11,179.00                10,469.00
10/31/1995                10,890.00                           11,139.00                10,605.00
11/30/1995                11,270.00                           11,627.00                10,764.00
12/31/1995                11,544.72                           11,851.00                10,915.00
 1/31/1996                11,711.73                           12,254.00                10,988.00
 2/29/1996                11,711.73                           12,368.00                10,797.00
 3/31/1996                11,659.54                           12,487.00                10,722.00
 4/30/1996                11,649.10                           12,671.00                10,662.00
 5/31/1996                11,878.74                           12,996.00                10,588.00
 6/30/1996                11,983.12                           13,046.00                10,404.00
 7/31/1996                11,555.15                           12,469.00                10,472.00
 8/31/1996                11,732.60                           12,732.00                10,619.00
 9/30/1996                12,264.96                           13,448.00                10,778.00
10/31/1996                12,588.54                           13,819.00                11,017.00
11/30/1996                13,089.58                           14,862.00                11,206.00
12/31/1996                 12792.44                           14,568.00                11,102.00
 1/31/1997                13,339.76                           15,477.04                11,105.44
 2/28/1997                13,200.25                           15,597.76                11,133.21
 3/31/1997                12,738.78                           14,958.26                11,009.63
 4/30/1997                13,125.13                           15,849.77                11,174.77
 5/31/1997                13,640.26                           16,813.43                11,280.93
 6/30/1997                13,983.68                           17,566.68                11,415.17
 7/31/1997                14,638.33                           18,963.23                11,723.38
 8/31/1997                14,370.03                           17,901.29                11,623.74
 9/30/1997                14,810.04                           18,882.28                11,795.77
10/31/1997                14,573.93                           18,251.61                11,966.81
11/30/1997                14,938.82                           19,096.66                12,021.85
12/31/1997                15,150.04                           19,424.43                12,143.27
 1/31/1998                15,126.84                           19,639.25                12,361.85
 2/28/1998                15,869.27                           21,055.75                12,434.79
 3/31/1998                16,391.28                           22,133.99                12,332.71
 4/30/1998                16,414.48                           22,417.75                12,396.84
 5/31/1998                16,414.48                           21,996.30                12,514.61
 6/30/1998                16,344.88                           22,862.95                12,618.59
 7/31/1998                16,112.87                           22,620.12                12,645.14
 8/31/1998                14,987.64                           19,352.80                12,844.59
 9/30/1998                15,440.05                           20,592.62                13,152.36
10/31/1998                16,101.27                           22,266.16                13,153.00
11/30/1998                16,658.09                           23,615.11                13,157.48
12/31/1998                16,674.14                           24,975.06                13,197.07
 1/31/1999                 16735.99                           26,019.44                13,291.34
 2/28/1999                 16476.23                           25,211.07                13,059.27
 3/31/1999                 16562.81                           26,219.74                13,131.73
 4/30/1999                 17515.27                         27235.12086                 13173.35
 5/31/1999                 17403.94                         26591.99072                 13057.92
 6/30/1999                 17626.59                            28067.79                 13016.21
 7/31/1999                 17255.51                            27191.38                 12960.92
 8/31/1999                 16909.16                            27056.91                 12954.33
 9/30/1999                 16612.29                            26315.12                 13104.65
10/31/1999                 16735.99                             27980.4                    13153
11/30/1999                 16698.88                            28549.21                 13151.68
12/31/1999                 16656.75                            30230.62                 13088.26
 1/31/2000                 16048.64                            28711.77                 13045.07
 2/29/2000                  15281.9                            28168.23                 13202.92
 3/31/2000                 16498.11                            30923.95                  13377.2
 4/30/2000                 16471.67                             29993.6                  13338.4
 5/31/2000                 16564.21                             29378.2                 13331.73
 6/30/2000                 16114.74                            30102.43                 13609.03
 7/31/2000                 16101.52                            29631.78                 13732.88
 8/31/2000                 16802.16                            31472.32                    13932
 9/30/2000                 16855.04                            29810.74                 14019.77
10/31/2000                 17397.05                            29684.73                  14112.3
11/30/2000                 17211.97                            27344.42                 14343.75
12/31/2000                 18030.77                            27478.21                 14610.54
 1/31/2001                 18827.26                            28453.11                 14610.54
 2/28/2001                 18923.39                            25858.67                 14610.54
 3/31/2001                    18635                             24220.5                 15053.24
 4/30/2001                 19211.77                            26102.68                 15053.24
 5/31/2001                 19527.62                            26277.59                 15053.24
 6/30/2001                 19651.21                            25638.02                 15137.54
 7/31/2001                 19953.32                            25385.59                 15137.54
 8/31/2001                 19761.07                            23796.45                 15137.54
 9/30/2001                 18786.06                            21874.84                 15835.38
10/31/2001                 19088.18                            22291.95                 15835.38
11/30/2001                 19719.87                            24001.92                 15835.38
12/31/2001                 19936.87                            24212.56                  15843.3
 1/31/2002                  20264.4                            23873.58                 15970.04
 2/28/2002                 20378.33                            23413.21                 16124.95
 3/31/2002                 20734.34                            24293.75                 15857.28
 4/30/2002                  20648.9                            22820.87                 16164.91
 5/31/2002                 21019.16                            22652.75                 16302.31
 6/30/2002                 20421.05                            21039.24                 16444.14
 7/31/2002                 19409.97                            19399.04                 16643.11
 8/31/2002                 19623.57                            19526.32                 16924.38
 9/30/2002                 18142.55                            17404.18                 17198.56
10/31/2002                 18996.99                            18936.08                 17119.44
11/30/2002                 19908.39                            20050.62                 17114.31
12/31/2002                 19551.43                            18861.96                 17468.58
 1/31/2003                 19224.08                           18,367.83                17,484.30
 2/28/2003                 18986.01                           18,092.24                17,725.58
 3/31/2003                 19030.65                           18,267.91                17,711.40
 4/30/2003                 20176.36                           19,772.72                17,858.40
 5/31/2003                 21277.43                           20,814.48                18,190.57
 6/30/2003                  21441.1                           21,079.91                18,154.19
 7/31/2003                  21441.1                           21,451.63                17,544.21
 8/31/2003                 21753.57                           21,869.92                17,660.00
 9/30/2003                  21798.2                           21,637.81                18,127.99
10/31/2003                  22661.2                           22,861.67                17,959.40
11/30/2003                 22854.64                           23,062.80                18,002.50
12/31/2003                 23768.83                           24,272.52                18,186.13


AVERAGE ANNUAL TOTAL RETURN

1 Year          21.57%
5 Year          7.34%
Since inception 10.54%
(Inception date May 15, 1995). Prior to May 1, 1997, the Fund was managed by the Phoenix Investment Counsel, Inc.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/PPM AMERICA HIGH YIELD BOND FUND
PPM AMERICA, INC.
TEAM MANAGEMENT

OBJECTIVE:

JNL/PPM America High Yield Bond Fund seeks as its investment objective a high level of current income; its secondary objective is capital appreciation, by investing in fixed income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds.

MONEY MANAGER COMMENTARY:

The U.S. high yield market experienced a remarkable turnaround in 2003. Investors looked past the war in Iraq and some continued economic concerns to drive the market up 28.97% as measured by the Lehman High Yield Index. This performance represents one of the best years on record, and is second only to the 46% return achieved in 1991. While all segments of the market performed well, there was significant outperformance by the lowest credit quality segments of the market, as well as from distressed industry sectors that had dramatically underperformed in 2002. High yield was distinguished as the best performing asset class for all of 2003, generating 2,642 basis points of excess return versus comparable Treasury securities.

Underpinning the dramatic rally in high yield in 2003 was the unprecedented level of cash that moved into the market, including record mutual fund inflows, as well as significant demand from hedge funds, pension funds and insurance companies. The very strong technical environment supporting the asset class continues. While we were pleased with the turnaround in the U.S. high yield market in 2003, especially after the five-year period where the asset class failed to earn even its coupon return, we believe this was an unusual year. We expect 2004 to be a more normal year, with the market earning at least its coupon return, but certainly nothing like the nearly 29% return in 2003. Further, while credit fundamentals are improving, which is clearly supportive of the asset class, it is difficult to get overly excited at current yield levels. Nevertheless, the high yield market should continue to perform well on a relative basis versus other fixed income asset classes.

Throughout 2003, PPM America reduced the defensive positioning of the Fund, in line with our view that the U.S. high yield market would perform well, boosted by very strong technical market conditions. Nonetheless, the Fund remained significantly more conservative than its benchmark, the Lehman Brothers High Yield Index, principally due to its lower exposure to Caa and below-rated securities. Significant downgrades, fundamental deterioration and defaults over the past couple of years have caused the benchmark to migrate towards a much lower quality emphasis, including a greater than 18% allocation to Caa and below-rated securities. The Fund's exposure to Caa and below-rated securities, in contrast, was less than half this throughout the year. Although we ended the year at a higher percentage of Caa-rated securities than at the beginning of the year, it was mostly due to downgraded names that we decided to continue to hold rather than new purchases. This positioning was in line with our long-standing philosophy away from investing in distressed securities for the portfolio, specifically companies in or near default, considering their very speculative risk profiles.

JNL/PPM AMERICA HIGH YIELD BOND FUND
[GRAPH OMITTED]
                         JNL/PPM America
Date                   High Yield Bond Fund     Lehman Brothers High Yield Index
 5/15/1995                 10,000.00                       10,000.00
 5/31/1995                  9,970.00                       10,140.00
 6/30/1995                  9,930.00                       10,207.00
 7/31/1995                 10,120.00                       10,333.00
 8/31/1995                 10,120.00                       10,365.00
 9/30/1995                 10,230.00                       10,493.00
10/31/1995                 10,360.00                       10,557.00
11/30/1995                 10,430.00                       10,650.00
12/31/1995                 10,624.15                       10,818.00
 1/31/1996                 10,792.79                       11,008.00
 2/29/1996                 10,866.56                       11,017.00
 3/31/1996                 10,782.25                       11,009.00
 4/30/1996                 10,771.71                       11,034.00
 5/31/1996                 10,866.56                       11,100.00
 6/30/1996                 10,887.64                       11,192.00
 7/31/1996                 11,003.58                       11,243.00
 8/31/1996                 11,182.76                       11,365.00
 9/30/1996                 11,425.18                       11,639.00
10/31/1996                 11,551.65                       11,728.00
11/30/1996                 11,804.61                       11,959.00
12/31/1996                 11,994.15                       12,046.00
 1/31/1997                 12,129.04                       12,164.05
 2/28/1997                 12,387.58                       12,364.76
 3/31/1997                 12,106.56                       12,180.52
 4/30/1997                 12,263.93                       12,308.42
 5/31/1997                 12,612.40                       12,571.82
 6/30/1997                 12,792.26                       12,746.57
 7/31/1997                 13,174.45                       13,097.10
 8/31/1997                 13,230.66                       13,066.97
 9/30/1997                 13,522.92                       13,325.70
10/31/1997                 13,466.72                       13,337.69
11/30/1997                 13,612.85                       13,349.70
12/31/1997                 13,799.65                       13,670.00
 1/31/1998                 14,064.10                       13,916.06
 2/28/1998                 14,232.39                       13,998.16
 3/31/1998                 14,388.66                       14,129.75
 4/30/1998                 14,424.72                       14,179.20
 5/31/1998                 14,508.86                       14,196.11
 6/30/1998                 14,508.86                       14,277.49
 7/31/1998                 14,653.11                       14,277.49
 8/31/1998                 13,943.90                       13,566.54
 9/30/1998                 13,847.73                       13,627.86
10/31/1998                 13,499.13                       13,625.00
11/30/1998                 14,340.58                       13,621.68
12/31/1998                 14,329.32                       13,918.14
 1/31/1999                  14408.27                       14,125.52
 2/28/1999                  14237.22                       14,042.17
 3/31/1999                  14434.59                       14,175.58
 4/30/1999                   14684.6                        14450.58
 5/31/1999                  14487.22                         14255.5
 6/30/1999                  14474.06                        14225.56
 7/31/1999                  14513.54                        14282.83
 8/31/1999                  14395.11                        14124.94
 9/30/1999                  14289.85                        14023.29
10/31/1999                  14263.53                        13930.15
11/30/1999                  14355.64                        14094.53
12/31/1999                  14485.16                        14252.39
 1/31/2000                  14413.66                         14191.1
 2/29/2000                  14456.56                        14218.06
 3/31/2000                  14213.47                        13919.48
 4/30/2000                  14242.07                        13941.76
 5/31/2000                  14056.18                        13798.16
 6/30/2000                  14270.67                        14079.64
 7/31/2000                  14256.37                        14186.64
 8/31/2000                  14413.66                        14283.11
 9/30/2000                  14327.87                        14158.85
10/31/2000                  13898.89                        13705.77
11/30/2000                  13355.52                        13163.02
12/31/2000                  13671.03                        13417.06
 1/31/2001                  14513.55                        13417.06
 2/28/2001                  14688.41                        13417.06
 3/31/2001                  14449.96                        14270.39
 4/30/2001                  14338.69                        14270.39
 5/31/2001                  14465.86                        14270.39
 6/30/2001                  14179.72                         13943.6
 7/31/2001                  14402.27                         13943.6
 8/31/2001                  14545.34                         13943.6
 9/30/2001                  13686.93                        13359.36
10/31/2001                  14100.24                        13359.36
11/30/2001                  14545.34                        13359.36
12/31/2001                  14445.54                        14131.53
 1/31/2002                  14445.54                        14223.39
 2/28/2002                  14393.26                        14024.26
 3/31/2002                  14584.94                        14362.24
 4/30/2002                  14724.34                         14586.3
 5/31/2002                  14689.49                        14510.45
 6/30/2002                  14131.89                        13441.03
 7/31/2002                  13835.66                        12853.65
 8/31/2002                  14114.46                        13219.98
 9/30/2002                  14027.33                         13046.8
10/31/2002                  14114.46                        12933.29
11/30/2002                  14706.92                        13733.86
12/31/2002                  14741.95                        13926.14
 1/31/2003                  14931.19                       14,389.88
 2/28/2003                  15101.51                       14,566.87
 3/31/2003                  15461.07                       14,986.40
 4/30/2003                  16066.65                       15,875.09
 5/31/2003                  16047.72                       16,038.61
 6/30/2003                  16407.28                       16,500.52
 7/31/2003                  16085.57                       16,319.01
 8/31/2003                  16293.74                       16,506.68
 9/30/2003                  16634.37                       16,957.32
10/31/2003                  16956.08                       17,299.85
11/30/2003                  17107.48                       17,562.81
12/31/2003                  17494.11                       17,959.73

AVERAGE ANNUAL TOTAL RETURN

1 Year          18.67%
5 Year          4.07%
Since inception 6.69%
(Inception date May 15, 1995)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/PPM AMERICA VALUE FUND
PPM AMERICA, INC.
TEAM MANAGEMENT

OBJECTIVE:

JNL/PPM America Value Fund seeks as its investment objective long term growth of capital

MONEY MANAGER COMMENTARY:

The S&P 500 Index increased 12.18% in the fourth quarter. After three consecutive years of disappointing results, the Index return of positive 28.69% for the year was a welcome sight. Every sector in the S&P 500 Index increased in 2003 with the information technology and materials sectors increasing in excess of 38% for the year while the telecom services sector, the poorest performing sector, increased almost 7%.

The equity markets have rebounded strongly over the past year. Investors were relieved that the resolution of the conflict in Iraq was quick and decisive. With significant tax cuts in place, including a lower tax rate on dividend income and the earnings outlook improving, the equity markets seem poised for a second consecutive year of gains. Deflation fears have all but disappeared and evidence for a slow turn in pricing power is mounting. PPM America uses a value-oriented strategy in managing the Fund. This value strategy has successfully outperformed the market over the past four years. With the market's strong rebound during the past year, the S&P 500 Index is now above historical median valuation levels but nowhere near past extremes.

The stock selection philosophy that guides the management of the Fund is relative valuation based. Therefore, despite the market returning to a more normal valuation level, PPM America will continue to focus on relatively attractive priced sectors and securities. The Fund's assets have a lower-than-market price/earnings ratio and a higher-than-market dividend yield (compared to the S&P 500 Index). The Fund is overweight (relative to the S&P 500 Index) in stocks of apparel, telecommunication, utilities, energy, banks, autos, and insurance. The Fund is underweight (relative to the S&P 500 Index) in stocks of healthcare and media and significantly underweight in technology companies. Looking forward, the Fund will continue to focus on sectors with attractive valuations and finding securities with potential for relative out-performance.

JNL/PPM AMERICA VALUE FUND
[GRAPH OMITTED]


Date            JNL/PPM America Value Fund     S&P Mid 400 Barra Value Index         Russell 1000 Value
 9/30/2002               10,000.00                      10,000.00                        10,000.00
10/31/2002               10,620.00                      10,407.00                        10,830.82
11/30/2002               11,450.00                      11,075.03                        11,462.84
12/31/2002                   10970                      10,654.77                        10,813.98
 1/31/2003               10,670.00                      10,285.96                        10,551.98
 2/28/2003               10,350.00                      10,068.65                        10,388.69
 3/31/2003               10,390.00                      10,036.43                        10,495.77
 4/30/2003               11,370.00                      10,851.28                        11,343.18
 5/31/2003                   12280                      11,911.42                        11,990.08
 6/30/2003                   12450                      11,960.74                        12,147.90
 7/31/2003                   12770                      12,320.32                        12,389.93
 8/31/2003                   13030                      12,948.28                        12,641.31
 9/30/2003                   12850                      12,821.33                        12,511.88
10/31/2003               13,780.00                      13,871.23                        13,245.94
11/30/2003               13,950.00                      14,418.87                        13,404.63
12/31/2003               14,787.36                      14,936.28                        14,046.50


AVERAGE ANNUAL TOTAL RETURN

1 Year          34.80%
Since inception 36.58%
(Inception date September 30, 2002)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/PUTNAM EQUITY FUND
PUTNAM INVESTMENT MANAGEMENT, LLC
U.S. CORE EQUITY TEAM

OBJECTIVE:

JNL/Putnam Equity Fund seeks as its investment objective long-term growth of capital by investing primarily in the common stocks of domestic, large-capitalization companies believed to have the opportunity for capital growth.

MONEY MANAGER COMMENTARY:

During the year, the portfolio performed relatively in line with its benchmark. Good results in the financial and utilities sectors were offset by unfavorable results in technology and consumer cyclicals. Over the period, the U.S. equity market rebounded from three declining years and registered its strongest performance since 1997.

The financial sector had the largest positive impact on performance. Stock selection in the sector was particularly helpful, especially an overweight to Capital One, a consumer finance company that benefited from increased consumer spending. Holdings in the banking industry also added to relative performance, as credit and balance sheets improved.

Careful stock selection in the utilities sector aided relative outperformance. Our overweights to Edison International and PG&E were especially helpful. Despite the portfolio's overweight to technology - the strongest performer in the benchmark - stock selection within the sector offset gains. Semiconductors registered the strongest advances, and the portfolio's underweight or lack of holdings in firms such as Intel and Texas Instruments hindered performance. Small-cap and lower quality names were the star performers during the year, and our emphasis on names such as Microsoft also dragged on returns.

Stock selection in consumer cyclicals also had a negative impact on relative performance, especially an overweight to TJX (retail) and an underweight to eBay. Overweight exposure to the sector was helpful, however, as cyclicals outperformed the benchmark as investors anticipated economic recovery.

Financials remain the largest overweight in the fund, followed by technology. We continue to favor consumer finance companies MBNA and Capital One. Within technology, we favor software companies Microsoft and BMC Software, as we anticipate increased corporate technology spending for 2004. We are maintaining the largest underweight in consumer staples, as this defensive sector should lag the broad market as the economy continues to recover. We find few appealing investment opportunities in the basic materials sector.

JNL/PUTNAM EQUITY FUND
[GRAPH OMITTED]

Date                JNL/Putnam Equity Fund    S&P 500 Index
05/15/1995                 10,000.00            10,000.00
05/31/1995                 10,030.00            10,130.00
06/30/1995                 10,540.00            10,356.00
07/31/1995                 11,490.00            10,694.00
08/31/1995                 11,640.00            10,726.00
09/30/1995                 12,080.00            11,179.00
10/31/1995                 11,880.00            11,139.00
11/30/1995                 12,560.00            11,627.00
12/31/1995                 12,733.84            11,851.00
01/31/1996                 13,284.61            12,254.00
02/29/1996                 13,692.18            12,368.00
03/31/1996                 13,769.29            12,487.00
04/30/1996                 14,826.77            12,671.00
05/31/1996                 15,344.49            12,996.00
06/30/1996                 15,355.51            13,046.00
07/31/1996                 14,463.26            12,469.00
08/31/1996                 15,091.14            12,732.00
09/30/1996                 15,520.74            13,448.00
10/31/1996                 15,719.02            13,819.00
11/30/1996                 16,578.22            14,862.00
12/31/1996                 16,147.97            14,568.00
01/31/1997                 17,307.08            15,477.04
02/28/1997                 16,909.35            15,597.76
03/31/1997                 15,886.61            14,958.26
04/30/1997                 16,284.34            15,849.77
05/31/1997                 16,784.35            16,813.43
06/30/1997                 17,613.91            17,566.68
07/31/1997                 19,125.29            18,963.23
08/31/1997                 17,977.55            17,901.29
09/30/1997                 19,057.11            18,882.28
10/31/1997                 18,625.28            18,251.61
11/30/1997                 19,466.21            19,096.66
12/31/1997                 19,681.74            19,424.43
01/31/1998                 19,878.68            19,639.25
02/28/1998                 21,500.48            21,055.75
03/31/1998                 22,890.60            22,133.99
04/30/1998                 22,994.86            22,417.75
05/31/1998                 22,485.15            21,996.30
06/30/1998                 24,141.70            22,862.95
07/31/1998                 23,875.26            22,620.12
08/31/1998                 19,878.68            19,352.80
09/30/1998                 21,245.62            20,592.62
10/31/1998                 22,380.89            22,266.16
11/30/1998                  23875.26            23,615.11
12/31/1998                  26555.72            24,975.06
01/31/1999                  27786.01            26,019.44
02/28/1999                  26811.06            25,211.07
03/31/1999                  27960.11            26,219.74
04/30/1999                  28018.14          27235.12086
05/31/1999                  26857.49          26591.99072
06/30/1999                  29051.12             28067.79
07/31/1999                  28215.45             27191.38
08/31/1999                  27704.76             27056.91
09/30/1999                   27588.7             26315.12
10/31/1999                  29515.38              27980.4
11/30/1999                  30710.85             28549.21
12/31/1999                  34364.67             30230.62
01/31/2000                  32311.24             28711.77
02/29/2000                  32782.32             28168.23
03/31/2000                  35463.86             30923.95
04/30/2000                  33217.17              29993.6
05/31/2000                  31840.16              29378.2
06/30/2000                  33531.22             30102.43
07/31/2000                  33011.83             29631.78
08/31/2000                  35584.65             31472.32
09/30/2000                   33084.3             29810.74
10/31/2000                   31707.3             29684.73
11/30/2000                  27805.79             27344.42
12/31/2000                  28231.33             27478.21
01/31/2001                  27763.07             28453.11
02/28/2001                  24645.42             25858.67
03/31/2001                  22525.91              24220.5
04/30/2001                  24571.48             26102.68
05/31/2001                  24583.81             26277.59
06/30/2001                  23918.38             25638.02
07/31/2001                  23018.82             25385.59
08/31/2001                  21207.38             23796.45
09/30/2001                  19235.75             21874.84
10/31/2001                  19654.72             22291.95
11/30/2001                  21219.71             24001.92
12/31/2001                  21170.42             24212.56
01/31/2002                  20504.99             23873.58
02/28/2002                   19531.5             23413.21
03/31/2002                  20381.76             24293.75
04/30/2002                  19346.65             22820.87
05/31/2002                  19198.78             22652.75
06/30/2002                  17843.28             21039.24
07/31/2002                   16438.5             19399.04
08/31/2002                  16611.01             19526.32
09/30/2002                  14935.12             17404.18
10/31/2002                   16278.3             18936.08
11/30/2002                  16968.37             20050.62
12/31/2002                  16068.81             18861.96
01/31/2003                  15563.58            18,367.83
02/28/2003                  15230.87            18,092.24
03/31/2003                  15366.42            18,267.91
04/30/2003                  16635.66            19,772.72
05/31/2003                  17547.54            20,814.48
06/30/2003                  17757.03            21,079.91
07/31/2003                  18003.48            21,451.63
08/31/2003                  18373.16            21,869.92
09/30/2003                  18311.55            21,637.81
10/31/2003                   19371.3            22,861.67
11/30/2003                  19469.88            23,062.80
12/31/2003                  20443.64            24,272.52

AVERAGE ANNUAL TOTAL RETURN

1 Year          27.23%
5 Year          -5.09%
Since inception 8.63%
(Inception date May 15, 1995). Prior to May 1, 1997, the Fund was managed by Phoenix Investment Counsel, Inc.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/Putnam International Equity Fund
PUTNAM INVESTMENT MANAGEMENT, LLC
CORE INTERNATIONAL EQUITY TEAM

OBJECTIVE:

JNL/Putnam International Equity Fund seeks as its investment objective long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

MONEY MANAGER COMMENTARY:

The portfolio trailed its benchmark for the year as rebounding equity markets favored small, lower-quality companies. During the first quarter, the equity markets responded negatively to the almost universally bad economic news, including the prospect of war in Iraq and the outbreak of the SARS virus. To aid recovery, governments responded with massive liquidity infusions. In March, after the SARS crisis diminished and the Iraq situation became clearer, equity markets rallied for the remainder of the year.

The portfolio's defensive stance, focusing on high quality, cash-generative companies, hurt performance. The rally was strongest in companies with weaker balance sheets and less sound business models - companies that fared worst during the weak economy of late 2002/early 2003. Small companies also performed well, so our large cap focus also hurt relative performance.

Going forward, the portfolio is positioned for a market rotation back to a focus on earnings and business fundamentals. Although the U.S. presidential election may hinder a rise in interest rates that would hasten such a transition, we believe valuations no longer support the low-margin, highly leveraged, and generally unprofitable companies that fared well in 2003.

The portfolio is currently underweight to Japan, the United Kingdom, Australia, and the Netherlands. Although Asian countries should benefit most from China's robust economic growth, valuations in Japan are not as attractive as they were six months ago. Nor do we find compelling valuations in Europe. Overall, the portfolio's current underweights to Europe and Asia are offset by a sizable emerging markets allocation.

JNL/PUTNAM INTERNATIONAL EQUITY FUND
[GRAPH OMITTED]

                            JNL/Putnam
Date                  International Equity Fund     MSCI E.A.FE. Index
 5/15/1995                   10,000.00                   10,000
 5/31/1995                    9,990.00                    9,999
 6/30/1995                    9,950.00                    9,810
 7/31/1995                   10,530.00                   10,407
 8/31/1995                   10,250.00                    9,997
 9/30/1995                   10,430.00                   10,178
10/31/1995                   10,240.00                    9,981
11/30/1995                   10,360.00                   10,153
12/31/1995                   10,720.00                   10,548
 1/31/1996                   10,970.00                   10,578
 2/29/1996                   11,050.00                   10,600
 3/31/1996                   11,250.00                   10,811
 4/30/1996                   11,570.00                   11,112
 5/31/1996                   11,500.00                   10,893
 6/30/1996                   11,630.00                   10,940
 7/31/1996                   11,280.00                   10,606
 8/31/1996                   11,440.00                   10,614
 9/30/1996                   11,710.00                   10,882
10/31/1996                   11,640.00                   10,756
11/30/1996                   12,220.00                   11,169
12/31/1996                   12,210.72                   11,010
 1/31/1997                   12,069.20                   10,627
 2/28/1997                   12,220.83                   10,804
 3/31/1997                   12,190.50                   10,845
 4/30/1997                   12,311.80                   10,906
 5/31/1997                   13,069.92                   11,618
 6/30/1997                   13,625.87                   12,261
 7/31/1997                   14,009.98                   12,462
 8/31/1997                   12,706.02                   11,534
 9/30/1997                   13,565.22                   12,183
10/31/1997                   12,513.96                   11,249
11/30/1997                   12,473.53                   11,137
12/31/1997                   12,534.44                   11,236
 1/31/1998                   12,959.51                   11,736
 2/28/1998                   13,737.08                   12,474
 3/31/1998                   14,213.99                   12,843
 4/30/1998                   14,328.04                   12,929
 5/31/1998                   14,234.73                   12,851
 6/30/1998                   14,224.36                   12,933
 7/31/1998                   14,431.71                   13,049
 8/31/1998                   12,596.65                   11,417
 9/30/1998                   12,306.35                   11,051
10/31/1998                   13,436.42                   12,188
11/30/1998                   13,892.60                   12,796
12/31/1998                   14,343.24                   13,285
 1/31/1999                    14185.27                   13,231
 2/28/1999                    13911.46                   12,900
 3/31/1999                     14501.2                   13,422
 4/30/1999                    15048.81                   13,950
 5/31/1999                    14353.77                   13,216
 6/30/1999                    14869.79                   13,716
 7/31/1999                    15122.53                   14,107
 8/31/1999                    15312.09                   14,143
 9/30/1999                    15375.27                   14,269
10/31/1999                    15849.17                   14,787
11/30/1999                    16881.21                   15,286
12/31/1999                    18948.66                   16,649
 1/31/2000                    17842.66                   15,579
 2/29/2000                    18779.37                   15,948
 3/31/2000                     18993.8                   16,631
 4/30/2000                    17944.23                   15,762
 5/31/2000                    17030.09                   15,395
 6/30/2000                    18102.23                   16,001
 7/31/2000                    17504.09                   15,324
 8/31/2000                    17842.66                   15,462
 9/30/2000                    16702.81                   14,707
10/31/2000                    16115.95                   14,351
11/30/2000                    15483.95                   13,806
12/31/2000                    16298.55                   14,290
 1/31/2001                    15965.39                   14,282
 2/28/2001                    15045.84                   13,212
 3/31/2001                    13979.71                   12,331
 4/30/2001                     14872.6                   13,188
 5/31/2001                    14499.45                   12,722
 6/30/2001                    14059.67                   12,202
 7/31/2001                    13713.17                   11,980
 8/31/2001                    13380.01                   11,676
 9/30/2001                    12073.99                   10,494
10/31/2001                    12287.22                   10,763
11/30/2001                    12753.65                   11,159
12/31/2001                    12992.22                   11,226
 1/31/2002                    12360.09                   10,629
 2/28/2002                    12481.14                   10,704
 3/31/2002                    13140.16                   11,283
 4/30/2002                    13005.67                   11,357
 5/31/2002                    13032.57                   11,501
 6/30/2002                    12440.79                11,043.52
 7/31/2002                    11001.69                 9,953.30
 8/31/2002                     10867.2                 9,930.71
 9/30/2002                     9629.84                 8,864.21
10/31/2002                    10248.52                 9,340.62
11/30/2002                     10705.8                 9,764.54
12/31/2002                    10318.32                 9,436.21
 1/31/2003                     9815.32                 9,042.27
 2/28/2003                     9584.21                 8,834.75
 3/31/2003                     9421.07                 8,661.16
 4/30/2003                    10331.91                 9,510.06
 5/31/2003                     10862.1                10,086.30
 6/30/2003                    10957.26                10,330.05
 7/31/2003                     11120.4                10,580.10
 8/31/2003                     11365.1                10,835.60
 9/30/2003                    11582.62                11,169.61
10/31/2003                       12140                11,865.80
11/30/2003                    12398.29                12,129.60
12/31/2003                     13261.8                13,077.23

AVERAGE ANNUAL TOTAL RETURN

1 Year          28.53%
5 Year          -1.55%
Since inception 3.32%
(Inception date May 15, 1995). Prior to May 1, 2000, the Fund was managed by Rowe-Price Fleming International, Inc.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/PUTNAM MIDCAP GROWTH FUND
PUTNAM INVESTMENT MANAGEMENT, LLC
MIDCAP EQUITY GROWTH TEAM

OBJECTIVE:

JNL/Putnam Midcap Growth Fund seeks as its investment objective capital appreciation. The Fund invests mainly in common stocks of U.S. companies with a focus on growth stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

MONEY MANAGER COMMENTARY:

The portfolio trailed its benchmark for the year, as relative strength in the capital goods, transportation, and consumer staples sectors could not offset unfavorable stock selection in technology, consumer cyclicals, and health care.

Strong stock selection and favorable underweight positions in office equipment & supplies and aerospace & defense made the capital goods sector the portfolio's largest relative contributor.

Avoiding stocks in the shipping industry boosted relative returns in the transportation sector. In consumer staples, favorable stock selection in consumer goods and an underweight to restaurants had a positive relative impact on portfolio performance.

Unrewarded stock selection in the technology sector had the largest negative relative impact on the portfolio. Specifically, selection in electronics and software, and an underweight to communications equipment hurt relative performance.

Stock selection also hindered performance in the retail-cyclicals and commercial & consumer services industries within the consumer cyclicals sector. Within the health-care sector, negative relative contributions came from the pharmaceuticals, health-care services, and medical technology industries.

We anticipate that dividend payout will be an important determinant of relative investment performance across the capitalization tiers. Low-quality stocks outperformed the rest of the market by a much narrower margin in the final months in 2003 than in earlier quarters. We expect a rotation toward higher-quality assets driven by an emphasis on yield, solid balance sheets, and margin growth.

Capital goods is the portfolio's largest overweight along with overweights to financial and health care. The portfolio's largest underweight is the consumer staples sector. The portfolio has no representation in transportation and conglomerates, as attractive growth opportunities in these sectors are scarce.

JNL/PUTNAM MIDCAP GROWTH FUND
[GRAPH OMITTED]

Date            JNL/Putnam Midcap Growth Fund     S&P Midcap 400 Index
  5/1/2000                 10,000.00                   10,000.00
 5/31/2000                  9,410.00                    9,742.07
 6/30/2000                 10,150.00                    9,885.13
 7/31/2000                  9,810.00                   10,041.32
 8/31/2000                 10,840.00                   11,162.45
 9/30/2000                 10,790.00                   11,086.02
10/31/2000                 10,320.00                   10,710.12
11/30/2000                  8,960.00                    9,901.67
12/31/2000                  9,900.00                   10,659.20
 1/31/2001                  9,950.00                   10,897.04
 2/28/2001                  7,620.00                   10,275.16
 3/31/2001                  8,810.00                    9,511.26
 4/30/2001                  8,710.00                   10,560.49
 5/31/2001                  8,540.00                   10,806.43
 6/30/2001                  7,760.00                   10,762.77
 7/31/2001                  7,130.00                   10,602.44
 8/31/2001                  5,790.00                   10,255.65
 9/30/2001                  6,310.00                    8,979.97
10/31/2001                  6,980.00                    9,377.48
11/30/2001                  7,260.00                   10,075.23
12/31/2001                  7,230.00                   10,595.09
 1/31/2002                  7,010.00                   10,536.82
 2/28/2002                  6,610.00                   10,549.76
 3/31/2002                  7,060.00                   11,303.93
 4/30/2002                  6,780.00                   11,251.07
 5/31/2002                  6,570.00                   11,061.32
 6/30/2002                  5,850.00                   10,251.69
 7/31/2002                  5,340.00                    9,258.47
 8/31/2002                  5,270.00                    9,305.16
 9/30/2002                  4,830.00                    8,555.53
10/31/2002                  5,210.00                    8,926.17
11/30/2002                  5,500.00                    9,442.46
12/31/2002                  5,110.00                    9,059.14
 1/31/2003                  5,080.00                    8,794.43
 2/28/2003                  4,980.00                    8,584.96
 3/31/2003                  5,050.00                    8,657.37
 4/30/2003                  5,370.00                    9,285.75
 5/31/2003                  5,820.00                   10,055.43
 6/30/2003                  5,890.00                   10,183.44
 7/31/2003                  6,080.00                   10,544.95
 8/31/2003                  6,400.00                   11,023.09
 9/30/2003                  6,240.00                   10,854.35
10/31/2003                  6,730.00                   11,675.18
11/30/2003                  6,860.00                   12,082.00
12/31/2003                  6,820.00                   12,285.86

AVERAGE ANNUAL TOTAL RETURN

1 Year          33.46%
Since inception -9.90%
(Inception date May 1, 2000)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/PUTNAM VALUE EQUITY FUND
PUTNAM INVESTMENT MANAGEMENT, LLC
LARGE CAP VALUE TEAM

OBJECTIVE:

JNL/Putnam Value Equity Fund seeks as its investment objective capital growth, with income as a secondary objective, by investing primarily in common stocks which the sub-adviser believes to be undervalued relative to underlying assets value or earnings potential at the time of purchase.

MONEY MANAGER COMMENTARY:

The portfolio underperformed its benchmark during the quarter. Positive stock selection results in utilities and consumer staples were undercut by individual holdings in health care and technology.

PG&E - California's largest utility - led all contributors in the utilities sector, as a resolution of its bankruptcy proceedings was reached. Edison International also rose in anticipation of a similar settlement.

An overweight to Altria added to results in consumer staples. A massive court judgment caused volatility during the year but favorable news in September allowed investors to focus on the tobacco company's fundamentals. Our overweight to Fortune Brands (consumer goods) also contributed to performance.

Negative stock selection in health care was led by an overweight to Merck (pharmaceuticals), which was hampered by concerns over generic competition and a lack of new drugs in the pipeline. An overweight to Cardinal Health also a detracted from relative performance as the company experienced slowing profit growth.

Within technology not owning Cisco (network equipment) detracted from performance, as shares rose in anticipation of higher GDP growth and increased telecommunications spending. Not owning Texas Instruments also hurt relative results as the semiconductor maker posted strong gains.

The fourth-quarter equity market rally may prove more durable than those of earlier months. Credit markets are healthy, and economic reports are improving. Geopolitical concerns and uncertainty about profits and spending may temper these influences.

The portfolio remains most overweight to the financial sector. We find compelling valuations in diversified financials and banking and attractive valuations in energy, capital goods, and conglomerates.

We maintain a large underweight to the consumer cyclicals area, primarily via underweights to the commercial & consumer services, broadcasting, and automotive industries. We are cautious on technology, as valuations remain high compared to historical levels.

JNL/PUTNAM VALUE EQUITY FUND
[GRAPH OMITTED]

Date            JNL/Putnam Value Equity Fund          S&P 500 Index
 5/15/1995                 10,000.00                  10,000.00
 5/31/1995                 10,210.00                  10,130.00
 6/30/1995                 10,340.00                  10,356.00
 7/31/1995                 10,720.00                  10,694.00
 8/31/1995                 10,850.00                  10,726.00
 9/30/1995                 11,380.00                  11,179.00
10/31/1995                 11,350.00                  11,139.00
11/30/1995                 11,980.00                  11,627.00
12/31/1995                 12,261.70                  11,851.00
 1/31/1996                 12,734.09                  12,254.00
 2/29/1996                 12,888.13                  12,368.00
 3/31/1996                 13,114.06                  12,487.00
 4/30/1996                 13,309.18                  12,671.00
 5/31/1996                 13,668.61                  12,996.00
 6/30/1996                 13,617.26                  13,046.00
 7/31/1996                 13,052.45                  12,469.00
 8/31/1996                 13,452.95                  12,732.00
 9/30/1996                 13,904.81                  13,448.00
10/31/1996                 14,253.97                  13,819.00
11/30/1996                 15,342.53                  14,862.00
12/31/1996                 15,244.39                  14,568.00
 1/31/1997                 15,738.51                  15,477.04
 2/28/1997                 16,295.72                  15,597.76
 3/31/1997                 15,580.81                  14,958.26
 4/30/1997                 16,095.97                  15,849.77
 5/31/1997                 16,758.31                  16,813.43
 6/30/1997                 17,357.57                  17,566.68
 7/31/1997                 18,493.02                  18,963.23
 8/31/1997                 17,715.03                  17,901.29
 9/30/1997                 18,619.18                  18,882.28
10/31/1997                 17,778.11                  18,251.61
11/30/1997                 18,377.37                  19,096.66
12/31/1997                 18,570.63                  19,424.43
 1/31/1998                 18,647.91                  19,639.25
 2/28/1998                 19,718.87                  21,055.75
 3/31/1998                 20,602.13                  22,133.99
 4/30/1998                 20,646.30                  22,417.75
 5/31/1998                 20,116.34                  21,996.30
 6/30/1998                 20,127.38                  22,862.95
 7/31/1998                 19,796.15                  22,620.12
 8/31/1998                 16,991.79                  19,352.80
 9/30/1998                 17,908.18                  20,592.62
10/31/1998                 19,354.52                  22,266.16
11/30/1998                 20,403.40                  23,615.11
12/31/1998                 20,888.30                  24,975.06
 1/31/1999                  21254.76                  26,019.44
 2/28/1999                   20888.3                  25,211.07
 3/31/1999                  21655.58                  26,219.74
 4/30/1999                  22972.55                27235.12086
 5/31/1999                  22743.51                26591.99072
 6/30/1999                  23144.33                   28067.79
 7/31/1999                  22239.63                   27191.38
 8/31/1999                  21506.71                   27056.91
 9/30/1999                  20430.23                   26315.12
10/31/1999                   21460.9                    27980.4
11/30/1999                  21048.63                   28549.21
12/31/1999                   20671.2                   30230.62
 1/31/2000                  19919.74                   28711.77
 2/29/2000                  18367.55                   28168.23
 3/31/2000                   20153.8                   30923.95
 4/30/2000                  20190.76                    29993.6
 5/31/2000                  20511.05                    29378.2
 6/30/2000                  20338.59                   30102.43
 7/31/2000                  20042.93                   29631.78
 8/31/2000                  21422.65                   31472.32
 9/30/2000                  21237.87                   29810.74
10/31/2000                  21903.09                   29684.73
11/30/2000                  21237.87                   27344.42
12/31/2000                  22109.91                   27478.21
 1/31/2001                  22383.49                   28453.11
 2/28/2001                  21749.29                   25858.67
 3/31/2001                  20804.21                    24220.5
 4/30/2001                  21960.69                   26102.68
 5/31/2001                  22420.79                   26277.59
 6/30/2001                  21873.64                   25638.02
 7/31/2001                  21649.81                   25385.59
 8/31/2001                  20742.03                   23796.45
 9/30/2001                  19162.75                   21874.84
10/31/2001                   19249.8                   22291.95
11/30/2001                  20443.58                   24001.92
12/31/2001                   20712.4                   24212.56
 1/31/2002                  20360.92                   23873.58
 2/28/2002                  20109.86                   23413.21
 3/31/2002                  20976.01                   24293.75
 4/30/2002                  19846.25                   22820.87
 5/31/2002                  19959.22                   22652.75
 6/30/2002                     18365                   21039.24
 7/31/2002                   16896.3                   19399.04
 8/31/2002                  17059.49                   19526.32
 9/30/2002                  15176.54                   17404.18
10/31/2002                  16406.73                   18936.08
11/30/2002                  17486.29                   20050.62
12/31/2002                  16597.82                   18861.96
 1/31/2003                   16140.3                  18,367.83
 2/28/2003                  15733.62                  18,092.24
 3/31/2003                  15657.36                  18,267.91
 4/30/2003                  16915.55                  19,772.72
 5/31/2003                  18008.51                  20,814.48
 6/30/2003                  18377.07                  21,079.91
 7/31/2003                  18478.74                  21,451.63
 8/31/2003                  18720.21                  21,869.92
 9/30/2003                  18491.45                  21,637.81
10/31/2003                  19381.07                  22,861.67
11/30/2003                     19559                  23,062.80
12/31/2003                  20673.16                  24,272.52

AVERAGE ANNUAL TOTAL RETURN

1 Year          24.55%
5 Year          -0.21%
Since inception 8.77%
(Inception date Mary 15, 1995). Prior to May 1, 1997, the Fund was managed by PPM America, Inc.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/S&P
STANDARD & POOR'S INVESTMENT ADVISORY SERVICES, INC.
DAVID M. BLITZER, PETER K. TSUI, JOSH HARARI

Money Manager Commentary:

JNL/S&P Aggressive Growth Fund
JNL/S&P Aggressive Growth Fund I
JNL/S&P Aggressive Growth Fund II
JNL/S&P Conservative Growth Fund
JNL/S&P Conservative Growth Fund I
JNL/S&P Conservative Growth Fund II
JNL/S&P Core Index 100 Fund
JNL/S&P Core Index 50 Fund
JNL/S&P Core Index 75 Fund
JNL/S&P Equity Aggressive Growth Fund I
JNL/S&P Equity Aggressive Growth Fund II
JNL/S&P Equity Growth Fund I
JNL/S&P Equity Growth Fund II
JNL/S&P Moderate Growth Fund
JNL/S&P Moderate Growth Fund I
JNL/S&P Moderate Growth Fund II
JNL/S&P Very Aggressive Growth Fund I
JNL/S&P Very Aggressive Growth Fund II

As we enter 2004, economic data point to solid growth following a steep acceleration in business activity in the second half of 2003. Although the 8.2% third quarter advance in GDP is unlikely to be repeated, we expect GDP growth in 2004 of about 4.7%.

Despite the strong growth, the risk of a quick rise in short-term interest rates that could jeopardize economic expansion is small. Inflation is still in check and employment growth is only at a level that matches expansion in the labor force. Until the Fed sees either acceleration in inflation or sustained employment gains, interest rates should remain near recent generational lows. While a hike in interest rates is possible in the early part of 2004, the Fed is likely to stay on hold until after the November Presidential elections. Two wild cards are the large Federal budget deficit and the weakening of the U.S. dollar, which could prompt interest rate hikes to limit future inflationary pressures or to stabilize the currency.

While rising equity prices resulted in positive returns in all market sectors in 2003, small and mid-cap value stocks did better than large caps. Mid-cap value and small-cap value were up over 40% for the year while large-cap growth rose about 26%. Despite the 2003 advance, we think the markets will continue to rise in 2004 driven by growth in corporate earnings and heightened interest in dividend paying stocks.

While the Funds remain positioned to participate in further stock market advances; our outlook for the fixed income markets is cautious. Standard & Poor's expects the U.S. economy to continue its expansion through the Presidential election year and into 2005. Long-term bond yields should remain stable in the first half of 2004, and begin to rise in the second half in anticipation of Fed tightening after the elections.

JNL/S&P AGGRESSIVE GROWTH FUND
[GRAPH OMITTED]

Date            JNL/S&P Aggressive Growth Fund           S&P 500 Index       Lehman Brothers Aggregate Bond Index
  1/6/2000                  10,000.00                      10,000.00                        10,000
 1/31/2000                  10,360.00                       9,939.60                         9,967
 2/29/2000                  10,880.00                       9,751.43                        10,088
 3/31/2000                  11,580.00                      10,705.43                        10,221
 4/30/2000                  10,990.00                      10,383.35                        10,191
 5/31/2000                  10,510.00                      10,170.31                        10,186
 6/30/2000                  10,850.00                      10,421.03                        10,398
 7/31/2000                  10,690.00                      10,258.09                        10,493
 8/31/2000                  11,420.00                      10,895.26                        10,645
 9/30/2000                  10,740.00                      10,320.05                        10,712
10/31/2000                  10,490.00                      10,276.43                        10,782
11/30/2000                   9,320.00                       9,466.24                        10,959
12/31/2000                   9,470.00                       9,512.56                        11,163
 1/31/2001                   9,920.00                       9,850.06                        11,163
 2/28/2001                   8,730.00                       8,951.90                        11,163
 3/31/2001                   8,020.00                       8,384.79                        11,501
 4/30/2001                   8,900.00                       9,036.37                        11,501
 5/31/2001                   8,920.00                       9,096.92                        11,501
 6/30/2001                   8,690.00                       8,875.51                        11,566
 7/31/2001                   8,460.00                       8,788.12                        11,566
 8/31/2001                   7,920.00                       8,237.99                        11,566
 9/30/2001                   7,070.00                       7,572.75                        12,099
10/31/2001                   7,290.00                       7,717.15                        12,099
11/30/2001                   7,840.00                       8,309.12                        12,099
12/31/2001                   7,967.68                       8,382.04                        12,105
 1/31/2002                   7,743.39                        8259.23                     12,201.80
 2/28/2002                   7,508.42                        8099.96                      12320.16
 3/31/2002                   7,828.84                        8404.59                      12115.65
 4/30/2002                   7,412.29                        7895.03                      12350.69
 5/31/2002                   7,294.81                        7836.87                      12455.67
 6/30/2002                   6,771.46                        7278.67                      12564.03
 7/31/2002                   6,237.44                        6711.23                      12716.06
 8/31/2002                   6,301.52                        6755.26                      12930.96
 9/30/2002                   5,778.17                        6021.09                      13140.44
10/31/2002                   6,162.67                        6551.06                         13080
11/30/2002                   6,472.41                        6936.65                      13076.07
12/31/2002                   6,095.89                        6525.42                      13346.75
 1/31/2003                    5956.12                       6,358.68                     13,358.76
 2/28/2003                    5870.11                       6,263.27                     13,543.11
 3/31/2003                    5966.87                       6,324.09                     13,532.28
 4/30/2003                    6429.17                       6,845.03                     13,644.59
 5/31/2003                    6773.21                       7,205.67                     13,898.38
 6/30/2003                    6848.46                       7,297.56                     13,870.59
 7/31/2003                    7009.73                       7,426.24                     13,404.53
 8/31/2003                       7171                       7,571.05                     13,493.00
 9/30/2003                    7084.99                       7,490.70                     13,850.57
10/31/2003                    7493.53                       7,914.38                     13,721.76
11/30/2003                    7579.54                       7,984.01                     13,754.69
12/31/2003                    7869.04                       8,402.79                     13,894.99

AVERAGE ANNUAL TOTAL RETURN

1 Year          29.09%
Since inception -5.83%
(Inception date January 6, 2000)

JNL/S&P AGGRESSIVE GROWTH FUND I
[GRAPH OMITTED]

Date            JNL/S&P Aggressive Growth Fund I           S&P 500 Index     Lehman Brothers Aggregate Bond Index
  4/8/1998                  10,000.00                     10,000.00                           10,000.00
 4/30/1998                  10,020.00                     10,096.95                           10,050.99
 5/31/1998                   9,830.00                      9,923.39                           10,147.49
 6/30/1998                  10,230.00                     10,326.45                           10,231.80
 7/31/1998                  10,080.00                     10,216.50                           10,253.34
 8/31/1998                   8,520.00                      8,739.41                           10,415.06
 9/30/1998                   8,960.00                      9,299.29                           10,664.62
10/31/1998                   9,420.00                     10,055.71                           10,665.13
11/30/1998                   9,960.00                     10,665.17                           10,668.77
12/31/1998                  10,880.00                     11,279.76                           10,700.87
 1/31/1999                  11,470.00                     11,751.44                           10,777.31
 2/28/1999                  11,020.00                     11,386.35                           10,589.14
 3/31/1999                  11,630.00                     11,841.90                           10,647.89
 4/30/1999                  11,990.00                     12,300.49                           10,681.64
 5/31/1999                  11,750.00                     12,010.03                           10,588.04
 6/30/1999                  12,470.00                     12,676.56                           10,554.22
 7/31/1999                  12,150.00                     12,280.74                           10,509.38
 8/31/1999                  12,010.00                     12,220.01                           10,504.05
 9/30/1999                  11,990.00                     11,884.99                           10,625.93
10/31/1999                  12,650.00                     12,637.09                           10,665.13
11/30/1999                  13,390.00                     12,893.99                           10,664.07
12/31/1999                  14,729.10                     13,653.38                           10,612.65
 1/31/2000                  14,318.01                     12,967.41                           10,577.62
 2/29/2000                  15,220.41                     12,721.92                           10,705.61
 3/31/2000                  15,822.01                     13,966.52                           10,846.93
 4/30/2000                  14,949.69                     13,546.34                           10,815.47
 5/31/2000                  14,348.09                     13,268.39                           10,810.06
 6/30/2000                  14,889.53                     13,595.49                           11,034.91
 7/31/2000                  14,668.95                     13,382.92                           11,135.33
 8/31/2000                  15,681.63                     14,214.19                           11,296.79
 9/30/2000                  14,879.50                     13,463.75                           11,367.96
10/31/2000                  14,458.39                     13,406.84                           11,442.99
11/30/2000                  13,074.71                     12,349.86                           11,630.66
12/31/2000                  13,348.41                     12,410.28                           11,846.99
 1/31/2001                  13,784.36                     12,850.59                           11,846.99
 2/28/2001                  12,663.34                     11,678.83                           11,846.99
 3/31/2001                  11,812.20                     10,938.97                           12,205.95
 4/30/2001                  12,777.52                     11,789.04                           12,205.95
 5/31/2001                  12,870.94                     11,868.03                           12,205.95
 6/30/2001                  12,559.55                     11,579.18                           12,274.30
 7/31/2001                  12,331.19                     11,465.17                           12,274.30
 8/31/2001                  11,718.78                     10,747.45                           12,274.30
 9/30/2001                  10,649.66                      9,879.57                           12,840.15
10/31/2001                  10,971.44                     10,067.96                           12,840.15
11/30/2001                  11,729.16                     10,840.25                           12,840.15
12/31/2001                  11,936.09                     10,935.38                           12,846.57
 1/31/2002                   11753.34                      10782.29                              12,949
 2/28/2002                   11604.85                      10574.36                              13,075
 3/31/2002                   12107.43                      10972.05                              12,858
 4/30/2002                   11684.81                      10306.84                              13,107
 5/31/2002                   11547.74                      10230.91                              13,219
 6/30/2002                   10771.04                       9502.18                              13,334
 7/31/2002                    9868.69                        8761.4                              13,495
 8/31/2002                    9994.34                       8818.88                              13,723
 9/30/2002                    9194.79                       7860.44                              13,945
10/31/2002                    9685.94                       8552.31                              13,881
11/30/2002                   10199.94                       9055.68                              13,877
12/31/2002                    9756.84                       8518.83                              14,164
 1/31/2003                    9560.32                      8,295.66                           14,177.18
 2/28/2003                    9398.48                      8,171.19                           14,372.82
 3/31/2003                     9479.4                      8,250.54                           14,361.32
 4/30/2003                   10138.33                      8,930.17                           14,480.52
 5/31/2003                   10681.66                      9,400.67                           14,749.86
 6/30/2003                   10831.94                      9,520.55                           14,720.36
 7/31/2003                   11016.91                      9,688.43                           14,225.76
 8/31/2003                   11271.23                      9,877.35                           14,319.65
 9/30/2003                   11167.19                      9,772.52                           14,699.12
10/31/2003                   11722.08                     10,325.26                           14,562.42
11/30/2003                   11872.37                     10,416.10                           14,597.37
12/31/2003                   12371.85                     10,962.46                           14,746.26

AVERAGE ANNUAL TOTAL RETURN

1 Year          26.80%
5 Year          2.60%
Since inception 3.78%
(Inception date April 8, 1998)


JNL/S&P AGRESSIVE GROWTH FUND II
[GRAPH OMITTED]

Date            JNL/S&P Aggressive Growth Fund II         S&P 500 Index       Lehman Brothers Aggregate Bond Index
 4/13/1998                   10,000.00                        10,000                     10,000.00
 4/30/1998                   10,010.00                        10,023                     10,050.99
 5/31/1998                    9,790.00                         9,851                     10,147.49
 6/30/1998                    9,850.00                        10,251                     10,231.80
 7/31/1998                    9,550.00                        10,142                     10,253.34
 8/31/1998                    8,120.00                         8,675                     10,415.06
 9/30/1998                    8,540.00                         9,231                     10,664.62
10/31/1998                    9,010.00                         9,982                     10,665.13
11/30/1998                    9,450.00                        10,587                     10,668.77
12/31/1998                   10,050.00                        11,197                     10,700.87
 1/31/1999                   10,460.00                        11,665                     10,777.31
 2/28/1999                   10,070.00                        11,303                     10,589.14
 3/31/1999                   10,480.00                        11,755                     10,647.89
 4/30/1999                   10,930.00                        12,211                     10,681.64
 5/31/1999                   10,720.00                        11,922                     10,588.04
 6/30/1999                   11,290.00                        12,584                     10,554.22
 7/31/1999                   10,970.00                        12,191                     10,509.38
 8/31/1999                   10,830.00                        12,131                     10,504.05
 9/30/1999                   10,760.00                        11,798                     10,625.93
10/31/1999                   11,400.00                        12,545                     10,665.13
11/30/1999                   11,900.00                        12,800                     10,664.07
12/31/1999                   12,930.59                        13,553                     10,612.65
 1/31/2000                   12,510.25                        12,873                     10,577.62
 2/29/2000                   12,970.63                        12,629                     10,705.61
 3/31/2000                   13,711.23                        13,864                     10,846.93
 4/30/2000                   13,030.68                        13,447                     10,815.47
 5/31/2000                   12,640.36                        13,171                     10,810.06
 6/30/2000                   12,990.64                        13,496                     11,034.91
 7/31/2000                   12,840.52                        13,285                     11,135.33
 8/31/2000                   13,601.14                        14,110                     11,296.79
 9/30/2000                   12,920.59                        13,365                     11,367.96
10/31/2000                   12,700.41                        13,309                     11,442.99
11/30/2000                   11,689.78                        12,260                     11,630.66
12/31/2000                   11,762.26                        12,319                     11,846.99
 1/31/2001                   12,145.36                        12,757                     11,846.99
 2/28/2001                   10,923.58                        11,593                     11,846.99
 3/31/2001                   10,209.14                        10,859                     12,205.95
 4/30/2001                   11,099.60                        11,703                     12,205.95
 5/31/2001                   11,141.01                        11,781                     12,205.95
 6/30/2001                   10,830.39                        11,494                     12,274.30
 7/31/2001                   10,592.24                        11,381                     12,274.30
 8/31/2001                   10,022.77                        10,669                     12,274.30
 9/30/2001                    9,173.73                         9,807                     12,840.15
10/31/2001                    9,453.29                         9,994                     12,840.15
11/30/2001                   10,115.96                        10,761                     12,840.15
12/31/2001                   10,262.43                        10,855                     12,846.57
 1/31/2002                     9999.87                       10703.4                      12949.34
 2/28/2002                      9725.9                         10497                      13074.95
 3/31/2002                    10125.44                      10891.78                      12857.91
 4/30/2002                     9668.83                      10231.43                      13107.35
 5/31/2002                     9554.67                      10156.06                      13218.76
 6/30/2002                     8915.41                       9432.66                      13333.76
 7/31/2002                      8241.9                        8697.3                       13495.1
 8/31/2002                     8356.06                       8754.36                      13723.17
 9/30/2002                      7716.8                       7802.93                      13945.49
10/31/2002                        8162                       8489.74                      13881.34
11/30/2002                     8504.46                       8989.43                      13877.17
12/31/2002                     8069.12                       8456.51                      14164.43
 1/31/2003                     7895.21                      8,234.97                     14,177.18
 2/28/2003                     7790.87                      8,111.41                     14,372.82
 3/31/2003                     7906.81                      8,190.18                     14,361.32
 4/30/2003                      8463.3                      8,864.83                     14,480.52
 5/31/2003                     8880.67                      9,331.89                     14,749.86
 6/30/2003                     8985.01                      9,450.89                     14,720.36
 7/31/2003                     9193.69                      9,617.55                     14,225.76
 8/31/2003                      9367.6                      9,805.08                     14,319.65
 9/30/2003                     9263.25                      9,701.02                     14,699.12
10/31/2003                        9727                     10,249.72                     14,562.42
11/30/2003                     9819.75                     10,339.90                     14,597.37
12/31/2003                     10176.1                     10,882.26                     14,746.26

AVERAGE ANNUAL TOTAL RETURN

1 Year          26.11%
5 Year          0.25%
Since inception 0.31%
(Inception date April 13, 1998)

JNL/S&P CONSERVATIVE GROWTH FUND
[GRAPH OMITTED]

Date              JNL/S&P Conservative Growth Fund             S&P 500 Index       Lehman Brothers Aggregate Bond Index
 1/26/2000                  10,000.00                           10,000.00                       10,000
 1/31/2000                   9,930.00                            9,933.03                        9,967
 2/29/2000                  10,150.00                            9,744.99                       10,088
 3/31/2000                  10,570.00                           10,698.35                       10,221
 4/30/2000                  10,220.00                           10,376.49                       10,191
 5/31/2000                   9,990.00                           10,163.59                       10,186
 6/30/2000                  10,220.00                           10,414.14                       10,398
 7/31/2000                  10,170.00                           10,251.31                       10,493
 8/31/2000                  10,540.00                           10,888.06                       10,645
 9/30/2000                  10,140.00                           10,313.23                       10,712
10/31/2000                  10,020.00                           10,269.63                       10,782
11/30/2000                   9,470.00                            9,459.99                       10,959
12/31/2000                   9,540.00                            9,506.27                       11,163
 1/31/2001                   9,900.00                            9,843.55                       11,163
 2/28/2001                   9,170.00                            8,945.98                       11,163
 3/31/2001                   8,790.00                            8,379.25                       11,501
 4/30/2001                   9,280.00                            9,030.40                       11,501
 5/31/2001                   9,290.00                            9,090.91                       11,501
 6/30/2001                   9,110.00                            8,869.65                       11,566
 7/31/2001                   9,070.00                            8,782.32                       11,566
 8/31/2001                   8,750.00                            8,232.54                       11,566
 9/30/2001                   8,310.00                            7,567.75                       12,099
10/31/2001                   8,500.00                            7,712.05                       12,099
11/30/2001                   8,850.00                            8,303.63                       12,099
12/31/2001                   8,910.43                              8376.5                       12,105
 1/31/2002                   8,776.52                             8259.23                    12,201.80
 2/28/2002                   8,632.31                             8099.96                     12320.16
 3/31/2002                   8,807.42                             8404.59                     12115.65
 4/30/2002                   8,539.60                             7895.03                     12350.69
 5/31/2002                   8,488.09                             7836.87                     12455.67
 6/30/2002                   8,106.95                             7278.67                     12564.03
 7/31/2002                   7,777.32                             6711.23                     12716.06
 8/31/2002                   7,880.33                             6755.26                     12930.96
 9/30/2002                   7,519.79                             6021.09                     13140.44
10/31/2002                   7,828.82                             6551.06                        13080
11/30/2002                   8,086.35                             6936.65                     13076.07
12/31/2002                   7,826.92                             6525.42                     13346.75
 1/31/2003                    7732.75                            6,354.47                    13,358.76
 2/28/2003                    7690.89                            6,259.13                    13,543.11
 3/31/2003                    7785.07                            6,319.91                    13,532.28
 4/30/2003                    8193.16                            6,840.50                    13,644.59
 5/31/2003                    8475.68                            7,200.91                    13,898.38
 6/30/2003                    8538.46                            7,292.74                    13,870.59
 7/31/2003                    8569.85                            7,421.34                    13,404.53
 8/31/2003                    8695.42                            7,566.04                    13,493.00
 9/30/2003                    8684.95                            7,485.75                    13,850.57
10/31/2003                     8988.4                            7,909.15                    13,721.76
11/30/2003                    9051.19                            7,978.73                    13,754.69
12/31/2003                    9345.25                            8,397.24                    13,894.99

AVERAGE ANNUAL TOTAL RETURN

1 Year          19.40%
Since inception -1.71%
(Inception date January 26, 2000)

JNL/S&P CONSERVATIVE GROWTH FUND I
[GRAPH OMITTED]

Date            JNL/S&P Conservative Growth Fund I            S&P 500 Index       Lehman Brothers Aggregate Bond Index
  4/9/1998                 10,000.00                            10,000.00                       10,000.00
 4/30/1998                  9,970.00                            10,014.80                       10,050.99
 5/31/1998                  9,850.00                             9,842.66                       10,147.49
 6/30/1998                 10,050.00                            10,242.43                       10,231.80
 7/31/1998                  9,950.00                            10,133.37                       10,253.34
 8/31/1998                  8,920.00                             8,668.30                       10,415.06
 9/30/1998                  9,250.00                             9,223.63                       10,664.62
10/31/1998                  9,570.00                             9,973.89                       10,665.13
11/30/1998                  9,980.00                            10,578.39                       10,668.77
12/31/1998                 10,470.00                            11,187.98                       10,700.87
 1/31/1999                 10,770.00                            11,655.83                       10,777.31
 2/28/1999                 10,520.00                            11,293.71                       10,589.14
 3/31/1999                 10,910.00                            11,745.56                       10,647.89
 4/30/1999                 11,200.00                            12,200.42                       10,681.64
 5/31/1999                 10,970.00                            11,912.32                       10,588.04
 6/30/1999                 11,360.00                            12,573.42                       10,554.22
 7/31/1999                 11,160.00                            12,180.82                       10,509.38
 8/31/1999                 11,070.00                            12,120.59                       10,504.05
 9/30/1999                 11,020.00                            11,788.29                       10,625.93
10/31/1999                 11,450.00                            12,534.27                       10,665.13
11/30/1999                 11,850.00                            12,789.08                       10,664.07
12/31/1999                 12,513.52                            13,542.30                       10,612.65
 1/31/2000                 12,252.19                            12,861.90                       10,577.62
 2/29/2000                 12,634.13                            12,618.42                       10,705.61
 3/31/2000                 13,156.79                            13,852.89                       10,846.93
 4/30/2000                 12,784.90                            13,436.12                       10,815.47
 5/31/2000                 12,483.37                            13,160.44                       10,810.06
 6/30/2000                 12,805.00                            13,484.87                       11,034.91
 7/31/2000                 12,704.49                            13,274.04                       11,135.33
 8/31/2000                 13,297.50                            14,098.54                       11,296.79
 9/30/2000                 12,885.41                            13,354.21                       11,367.96
10/31/2000                 12,714.54                            13,297.76                       11,442.99
11/30/2000                 12,081.33                            12,249.38                       11,630.66
12/31/2000                 12,319.88                            12,309.31                       11,846.99
 1/31/2001                 12,590.65                            12,746.04                       11,846.99
 2/28/2001                 11,976.22                            11,583.81                       11,846.99
 3/31/2001                 11,507.58                            10,849.97                       12,205.95
 4/30/2001                 12,049.11                            11,693.12                       12,205.95
 5/31/2001                 12,122.01                            11,771.47                       12,205.95
 6/30/2001                 11,924.14                            11,484.97                       12,274.30
 7/31/2001                 11,882.49                            11,371.89                       12,274.30
 8/31/2001                 11,559.65                            10,660.01                       12,274.30
 9/30/2001                 10,966.05                             9,799.19                       12,840.15
10/31/2001                 11,215.99                             9,986.04                       12,840.15
11/30/2001                 11,642.96                            10,752.05                       12,840.15
12/31/2001                  11730.39                            10,846.41                       12,846.57
 1/31/2002                  11630.22                             10694.56                        12949.34
 2/28/2002                  11596.83                             10488.33                        13074.95
 3/31/2002                  11830.55                             10882.78                        12857.91
 4/30/2002                  11585.71                             10222.98                        13107.35
 5/31/2002                  11574.58                             10147.67                        13218.76
 6/30/2002                  11084.88                              9424.87                        13333.76
 7/31/2002                  10584.06                              8690.12                         13495.1
 8/31/2002                  10739.87                              8747.13                        13723.17
 9/30/2002                  10216.79                              7796.49                        13945.49
10/31/2002                  10584.06                              8482.72                        13881.34
11/30/2002                  10995.85                                 8982                        13877.17
12/31/2002                  10735.95                              8449.52                        14164.43
 1/31/2003                  10611.38                             8,228.17                       14,177.18
 2/28/2003                  10543.43                             8,104.71                       14,372.82
 3/31/2003                   10577.4                             8,183.41                       14,361.32
 4/30/2003                  11109.67                             8,857.51                       14,480.52
 5/31/2003                  11517.36                             9,324.19                       14,749.86
 6/30/2003                  11607.96                             9,443.09                       14,720.36
 7/31/2003                  11562.66                             9,609.61                       14,225.76
 8/31/2003                  11743.86                             9,796.98                       14,319.65
 9/30/2003                  11766.51                             9,693.01                       14,699.12
10/31/2003                  12106.25                            10,241.26                       14,562.42
11/30/2003                  12208.18                            10,331.36                       14,597.37
12/31/2003                  12641.23                            10,873.27                       14,746.26

AVERAGE ANNUAL TOTAL RETURN

1 Year          17.75%
5 Year          -3.84%
Since inception 4.17%
(Inception date April 9, 1998)

JNL/S&P CONSERVATIVE GROWTH FUND II
[GRAPH OMITTED]

Date            JNL/S&P Conservative Growth Fund II            S&P 500 Index       Lehman Brothers Aggregate Bond Index
 4/13/1998                  10,000.00                            10,000.00                       10,000.00
 4/30/1998                   9,970.00                            10,023.08                       10,050.99
 5/31/1998                   9,890.00                             9,850.79                       10,147.49
 6/30/1998                   9,900.00                            10,250.90                       10,231.80
 7/31/1998                   9,720.00                            10,141.75                       10,253.34
 8/31/1998                   8,720.00                             8,675.47                       10,415.06
 9/30/1998                   8,990.00                             9,231.25                       10,664.62
10/31/1998                   9,060.00                             9,982.14                       10,665.13
11/30/1998                   9,300.00                            10,587.14                       10,668.77
12/31/1998                   9,540.00                            11,197.23                       10,700.87
 1/31/1999                   9,780.00                            11,665.47                       10,777.31
 2/28/1999                   9,530.00                            11,303.04                       10,589.14
 3/31/1999                   9,800.00                            11,755.27                       10,647.89
 4/30/1999                  10,030.00                            12,210.50                       10,681.64
 5/31/1999                   9,850.00                            11,922.16                       10,588.04
 6/30/1999                  10,200.00                            12,583.82                       10,554.22
 7/31/1999                   9,990.00                            12,190.89                       10,509.38
 8/31/1999                   9,880.00                            12,130.61                       10,504.05
 9/30/1999                   9,830.00                            11,798.03                       10,625.93
10/31/1999                  10,220.00                            12,544.64                       10,665.13
11/30/1999                  10,530.00                            12,799.66                       10,664.07
12/31/1999                  11,079.42                            13,553.49                       10,612.65
 1/31/2000                  10,817.78                            12,872.54                       10,577.62
 2/29/2000                  11,059.29                            12,628.85                       10,705.61
 3/31/2000                  11,522.19                            13,864.34                       10,846.93
 4/30/2000                  11,119.67                            13,447.23                       10,815.47
 5/31/2000                  10,868.09                            13,171.32                       10,810.06
 6/30/2000                  11,119.67                            13,496.02                       11,034.91
 7/31/2000                  11,049.23                            13,285.01                       11,135.33
 8/31/2000                  11,522.19                            14,110.20                       11,296.79
 9/30/2000                  11,089.48                            13,365.25                       11,367.96
10/31/2000                  10,948.60                            13,308.75                       11,442.99
11/30/2000                  10,399.17                            12,259.50                       11,630.66
12/31/2000                  10,440.65                            12,319.49                       11,846.99
 1/31/2001                  10,762.06                            12,756.57                       11,846.99
 2/28/2001                  10,036.29                            11,593.39                       11,846.99
 3/31/2001                   9,611.20                            10,858.94                       12,205.95
 4/30/2001                  10,139.97                            11,702.79                       12,205.95
 5/31/2001                  10,171.08                            11,781.21                       12,205.95
 6/30/2001                   9,942.98                            11,494.46                       12,274.30
 7/31/2001                   9,880.77                            11,381.29                       12,274.30
 8/31/2001                   9,538.62                            10,668.82                       12,274.30
 9/30/2001                   9,009.85                             9,807.29                       12,840.15
10/31/2001                   9,227.58                             9,994.30                       12,840.15
11/30/2001                   9,642.31                            10,760.94                       12,840.15
12/31/2001                    9709.51                            10,855.38                       12,846.57
 1/31/2002                    9551.38                              10703.4                        12949.34
 2/28/2002                    9403.79                                10497                        13074.95
 3/31/2002                    9635.72                             10891.78                        12857.91
 4/30/2002                    9361.62                             10231.43                        13107.35
 5/31/2002                    9319.45                             10156.06                        13218.76
 6/30/2002                     8834.5                              9432.66                        13333.76
 7/31/2002                    8391.72                               8697.3                         13495.1
 8/31/2002                    8549.85                              8754.36                        13723.17
 9/30/2002                    8107.07                              7802.93                        13945.49
10/31/2002                    8444.43                              8489.74                        13881.34
11/30/2002                    8739.62                              8989.43                        13877.17
12/31/2002                    8472.44                              8456.51                        14164.43
 1/31/2003                    8364.65                             8,234.97                       14,177.18
 2/28/2003                    8321.53                             8,111.41                       14,372.82
 3/31/2003                    8429.33                             8,190.18                       14,361.32
 4/30/2003                    8914.39                             8,864.83                       14,480.52
 5/31/2003                    9259.32                             9,331.89                       14,749.86
 6/30/2003                    9345.56                             9,450.89                       14,720.36
 7/31/2003                     9377.9                             9,617.55                       14,225.76
 8/31/2003                    9507.25                             9,805.08                       14,319.65
 9/30/2003                    9507.25                             9,701.02                       14,699.12
10/31/2003                     9841.4                            10,249.72                       14,562.42
11/30/2003                     9895.3                            10,339.90                       14,597.37
12/31/2003                   10227.62                            10,882.26                       14,746.26

AVERAGE ANNUAL TOTAL RETURN

1 Year          20.72%
5 Year          1.40%
Since inception 0.39%
(Inception date April 13, 1998)


JNL/S&P CORE INDEX 100 FUND
[GRAPH OMITTED]

Date              JNL/S&P Core Index 100 Fund       S&P 500 Index
 1/15/2002                10,000.00                   10,000.00
 1/31/2002                 9,920.00                    9,865.00
 2/28/2002                 9,800.00                    9,674.76
 3/31/2002                10,070.00                   10,038.62
 4/30/2002                     9760                        9430
 5/31/2002                     9700                     9360.53
 6/30/2002                     9250                      8693.8
 7/31/2002                     8740                     8016.04
 8/31/2002                     8790                     8068.63
 9/30/2002                     8200                     7191.72
10/31/2002                     8620                     7824.73
11/30/2002                     8990                     8285.28
12/31/2002                     8660                      7794.1
 1/31/2003                     8480                    7,589.92
 2/28/2003                     8400                    7,476.04
 3/31/2003                 8,440.00                    7,548.64
 4/30/2003                 8,940.00                    8,170.45
 5/31/2003                 9,360.00                    8,600.92
 6/30/2003                 9,440.00                    8,710.60
 7/31/2003                 9,510.00                    8,864.20
 8/31/2003                 9,680.00                    9,037.05
 9/30/2003                 9,660.00                    8,941.14
10/31/2003                10,070.00                    9,446.86
11/30/2003                10,190.00                    9,529.97
12/31/2003                10,571.74                   10,029.85

AVERAGE ANNUAL TOTAL RETURN

1 Year          22.08%
Since inception 2.87%
(Inception date January 15, 2002)


JNL/S&P CORE INDEX 50 FUND
[GRAPH OMITTED]

Date            JNL/S&P Core Index 50 Fund          S&P 500 Index      Lehman Brothers Aggregate Bond Index
 1/15/2002             10,000.00                        10,000.00                     10000
 1/31/2002              9,900.00                         9,865.00                     10080
 2/28/2002              9,710.00                         9,674.76                  10177.78
 3/31/2002             10,180.00                        10,038.62                  10008.82
 4/30/2002                  9730                             9430                     10203
 5/31/2002                  9600                          9360.53                  10289.72
 6/30/2002                  8930                           8693.8                  10379.24
 7/31/2002                  8100                          8016.04                  10504.83
 8/31/2002                  8160                          8068.63                  10682.36
 9/30/2002                  7360                          7191.72                  10855.42
10/31/2002                  7870                          7824.73                  10805.48
11/30/2002                  8310                          8285.28                  10802.24
12/31/2002                  7840                           7794.1                  11025.85
 1/31/2003                  7630                         7,589.92                  11035.77
 2/28/2003                  7480                         7,476.04                  11188.06
 3/31/2003              7,550.00                         7,548.64                  11179.11
 4/30/2003              8,160.00                         8,170.45                   11271.9
 5/31/2003              8,660.00                         8,600.92                  11481.56
 6/30/2003              8,780.00                         8,710.60                  11458.59
 7/31/2003              9,020.00                         8,864.20                  11073.59
 8/31/2003              9,250.00                         9,037.05                  11146.67
 9/30/2003              9,140.00                         8,941.14                  11442.06
10/31/2003              9,690.00                         9,446.86                  11335.65
11/30/2003              9,830.00                         9,529.97                  11362.85
12/31/2003             10,264.84                        10,029.85                  11478.75

AVERAGE ANNUAL TOTAL RETURN

1 Year          30.93%
Since inception 1.34%
(Inception date January 15, 2002)


JNL/S&P CORE INDEX 75 FUND
[GRAPH OMITTED]

Date            JNL/S&P Core Index 75 Fund          S&P 500 Index      Lehman Brothers Aggregate Bond Index
 1/15/2002                10,000.00                     10,000.00                      10000
 1/31/2002                 9,900.00                      9,865.00                      10080
 2/28/2002                 9,750.00                      9,674.76                   10177.78
 3/31/2002                10,110.00                     10,038.62                   10008.82
 4/30/2002                     9720                          9430                      10203
 5/31/2002                     9630                       9360.53                   10289.72
 6/30/2002                     9070                        8693.8                   10379.24
 7/31/2002                     8400                       8016.04                   10504.83
 8/31/2002                     8460                       8068.63                   10682.36
 9/30/2002                     7770                       7191.72                   10855.42
10/31/2002                     8240                       7824.73                   10805.48
11/30/2002                     8650                       8285.28                   10802.24
12/31/2002                     8250                        7794.1                   11025.85
 1/31/2003                     8050                      7,589.92                   11035.77
 2/28/2003                     7940                      7,476.04                   11188.06
 3/31/2003                 8,000.00                      7,548.64                   11179.11
 4/30/2003                 8,560.00                      8,170.45                    11271.9
 5/31/2003                 9,030.00                      8,600.92                   11481.56
 6/30/2003                 9,130.00                      8,710.60                   11458.59
 7/31/2003                 9,280.00                      8,864.20                   11073.59
 8/31/2003                 9,480.00                      9,037.05                   11146.67
 9/30/2003                 9,420.00                      8,941.14                   11442.06
10/31/2003                 9,890.00                      9,446.86                   11335.65
11/30/2003                10,020.00                      9,529.97                   11362.85
12/31/2003                10,434.96                     10,029.85                   11478.75

AVERAGE ANNUAL TOTAL RETURN

1 Year          26.48%
Since inception 2.19%
(Inception date January 15, 2002)


JNL/S&P EQUITY AGGRESSIVE GROWTH FUND I
[GRAPH OMITTED]

Date            JNL/S&P Equity Aggressive Growth Fund I        S&P 500 Index
 4/15/1998                     10,000.00                          10,000.00
 4/30/1998                      9,900.00                           9,936.77
 5/31/1998                      9,650.00                           9,765.97
 6/30/1998                     10,070.00                          10,162.63
 7/31/1998                      9,850.00                          10,054.42
 8/31/1998                      8,230.00                           8,600.76
 9/30/1998                      8,700.00                           9,151.76
10/31/1998                      9,170.00                           9,896.18
11/30/1998                      9,780.00                          10,495.97
12/31/1998                     10,750.00                          11,100.81
 1/31/1999                     11,460.00                          11,565.01
 2/28/1999                     10,970.00                          11,205.71
 3/31/1999                     11,580.00                          11,654.04
 4/30/1999                     11,930.00                          12,105.36
 5/31/1999                     11,640.00                          11,819.50
 6/30/1999                     12,500.00                          12,475.46
 7/31/1999                     12,170.00                          12,085.91
 8/31/1999                     12,070.00                          12,026.15
 9/30/1999                     12,140.00                          11,696.44
10/31/1999                     12,880.00                          12,436.61
11/30/1999                     13,850.00                          12,689.44
12/31/1999                     15,614.85                          13,436.78
 1/31/2000                     15,203.40                          12,761.69
 2/29/2000                     16,487.92                          12,520.10
 3/31/2000                     17,100.07                          13,744.95
 4/30/2000                     15,925.94                          13,331.44
 5/31/2000                     15,002.70                          13,057.90
 6/30/2000                     15,805.52                          13,379.81
 7/31/2000                     15,464.32                          13,170.61
 8/31/2000                     16,698.66                          13,988.69
 9/30/2000                     15,614.85                          13,250.16
10/31/2000                     14,922.42                          13,194.15
11/30/2000                     13,188.15                          12,153.94
12/31/2000                     13,230.19                          12,213.41
 1/31/2001                     13,776.63                          12,646.73
 2/28/2001                     12,326.46                          11,493.56
 3/31/2001                     11,265.10                          10,765.43
 4/30/2001                     12,463.07                          11,602.01
 5/31/2001                     12,526.12                          11,679.76
 6/30/2001                     12,168.83                          11,395.48
 7/31/2001                     11,832.56                          11,283.28
 8/31/2001                     11,044.42                          10,576.95
 9/30/2001                      9,951.54                           9,722.84
10/31/2001                     10,319.34                           9,908.24
11/30/2001                     11,149.51                          10,668.28
12/31/2001                      11418.63                          10,761.90
 1/31/2002                      11144.49                           10611.23
 2/28/2002                      10918.02                           10406.61
 3/31/2002                      11454.39                           10797.99
 4/30/2002                       10906.1                           10143.33
 5/31/2002                      10739.24                            10068.6
 6/30/2002                       9952.57                            9351.44
 7/31/2002                       8999.03                            8622.41
 8/31/2002                       9094.38                            8678.98
 9/30/2002                       8236.19                            7735.74
10/31/2002                       8772.56                            8416.63
11/30/2002                       9273.17                            8912.02
12/31/2002                       8767.84                            8383.69
 1/31/2003                       8529.26                           8,164.06
 2/28/2003                        8338.4                           8,041.57
 3/31/2003                       8409.97                           8,119.65
 4/30/2003                       9089.93                           8,788.50
 5/31/2003                       9650.59                           9,251.54
 6/30/2003                       9781.81                           9,369.51
 7/31/2003                      10080.04                           9,534.73
 8/31/2003                      10330.55                           9,720.65
 9/30/2003                      10151.61                           9,617.49
10/31/2003                      10748.07                          10,161.46
11/30/2003                      10903.14                          10,250.86
12/31/2003                      11392.62                          10,788.55

AVERAGE ANNUAL TOTAL RETURN

1 Year          29.94%
5 Year          1.17%
Since inception 2.31%
(Inception date April 15, 1998)


JNL/S&P EQUITY AGGRESSIVE GROWTH FUND II
[GRAPH OMITTED]

Date            JNL/S&P Equity Aggressive Growth Fund II     S&P 500 Index
 4/13/1998                 10,000.00                            10,000.00
 4/30/1998                 10,010.00                            10,023.08
 5/31/1998                  9,750.00                             9,850.79
 6/30/1998                  9,920.00                            10,250.90
 7/31/1998                  9,690.00                            10,141.75
 8/31/1998                  8,070.00                             8,675.47
 9/30/1998                  8,470.00                             9,231.25
10/31/1998                  8,990.00                             9,982.14
11/30/1998                  9,520.00                            10,587.14
12/31/1998                 10,360.00                            11,197.23
 1/31/1999                 10,990.00                            11,665.47
 2/28/1999                 10,540.00                            11,303.04
 3/31/1999                 11,060.00                            11,755.27
 4/30/1999                 11,510.00                            12,210.50
 5/31/1999                 11,220.00                            11,922.16
 6/30/1999                 11,970.00                            12,583.82
 7/31/1999                 11,640.00                            12,190.89
 8/31/1999                 11,520.00                            12,130.61
 9/30/1999                 11,540.00                            11,798.03
10/31/1999                 12,280.00                            12,544.64
11/30/1999                 12,980.00                            12,799.66
12/31/1999                 14,463.72                            13,553.49
 1/31/2000                 14,002.97                            12,872.54
 2/29/2000                 14,784.25                            12,628.85
 3/31/2000                 15,635.65                            13,864.34
 4/30/2000                 14,764.22                            13,447.23
 5/31/2000                 14,153.22                            13,171.32
 6/30/2000                 14,583.92                            13,496.02
 7/31/2000                 14,393.61                            13,285.01
 8/31/2000                 15,375.22                            14,110.20
 9/30/2000                 14,503.79                            13,365.25
10/31/2000                 14,153.22                            13,308.75
11/30/2000                 12,763.79                            12,259.50
12/31/2000                 12,846.27                            12,319.49
 1/31/2001                 13,341.15                            12,756.57
 2/28/2001                 11,877.13                            11,593.39
 3/31/2001                 10,980.16                            10,858.94
 4/30/2001                 12,093.64                            11,702.79
 5/31/2001                 12,165.81                            11,781.21
 6/30/2001                 11,835.89                            11,494.46
 7/31/2001                 11,516.28                            11,381.29
 8/31/2001                 10,825.51                            10,668.82
 9/30/2001                  9,815.13                             9,807.29
10/31/2001                 10,145.05                             9,994.30
11/30/2001                 10,938.92                            10,760.94
12/31/2001                 11,194.97                            10,855.38
 1/31/2002                  10854.35                              10703.4
 2/28/2002                  10513.73                                10497
 3/31/2002                  11001.95                             10891.78
 4/30/2002                  10411.54                             10231.43
 5/31/2002                  10263.94                             10156.06
 6/30/2002                   9514.58                              9432.66
 7/31/2002                   8685.75                               8697.3
 8/31/2002                   8776.58                              8754.36
 9/30/2002                   7993.16                              7802.93
10/31/2002                   8538.15                              8489.74
11/30/2002                   8912.83                              8989.43
12/31/2002                   8374.47                              8456.51
 1/31/2003                   8146.84                             8,234.97
 2/28/2003                   7991.09                             8,111.41
 3/31/2003                   8098.92                             8,190.18
 4/30/2003                   8733.89                             8,864.83
 5/31/2003                   9237.08                             9,331.89
 6/30/2003                   9344.91                             9,450.89
 7/31/2003                   9644.42                             9,617.55
 8/31/2003                   9836.11                             9,805.08
 9/30/2003                   9668.38                             9,701.02
10/31/2003                  10219.49                            10,249.72
11/30/2003                  10315.34                            10,339.90
12/31/2003                   10729.1                            10,882.26

AVERAGE ANNUAL TOTAL RETURN

1 Year          28.12%
5 Year          0.70%
Since inception 1.24%
(Inception date April 13, 1998)


JNL/S&P EQUITY GROWTH FUND I
[GRAPH OMITTED]

Date            JNL/S&P Equity Growth Fund I             S&P 500 Index
 4/13/1998                  10,000.00                       10,000.00
 4/30/1998                   9,990.00                       10,023.08
 5/31/1998                   9,770.00                        9,850.79
 6/30/1998                   9,970.00                       10,250.90
 7/31/1998                   9,780.00                       10,141.75
 8/31/1998                   8,170.00                        8,675.47
 9/30/1998                   8,630.00                        9,231.25
10/31/1998                   9,120.00                        9,982.14
11/30/1998                   9,700.00                       10,587.14
12/31/1998                  10,640.00                       11,197.23
 1/31/1999                  11,290.00                       11,665.47
 2/28/1999                  10,780.00                       11,303.04
 3/31/1999                  11,370.00                       11,755.27
 4/30/1999                  11,750.00                       12,210.50
 5/31/1999                  11,520.00                       11,922.16
 6/30/1999                  12,360.00                       12,583.82
 7/31/1999                  12,040.00                       12,190.89
 8/31/1999                  11,920.00                       12,130.61
 9/30/1999                  11,940.00                       11,798.03
10/31/1999                  12,670.00                       12,544.64
11/30/1999                  13,570.00                       12,799.66
12/31/1999                  15,235.04                       13,553.49
 1/31/2000                  14,774.28                       12,872.54
 2/29/2000                  15,906.14                       12,628.85
 3/31/2000                  16,567.22                       13,864.34
 4/30/2000                  15,455.40                       13,447.23
 5/31/2000                  14,674.11                       13,171.32
 6/30/2000                  15,375.27                       13,496.02
 7/31/2000                  15,064.76                       13,285.01
 8/31/2000                  16,246.70                       14,110.20
 9/30/2000                  15,235.04                       13,365.25
10/31/2000                  14,634.05                       13,308.75
11/30/2000                  13,020.17                       12,259.50
12/31/2000                  13,092.97                       12,319.49
 1/31/2001                  13,529.75                       12,756.57
 2/28/2001                  12,073.82                       11,593.39
 3/31/2001                  11,054.67                       10,858.94
 4/30/2001                  12,219.41                       11,702.79
 5/31/2001                  12,271.41                       11,781.21
 6/30/2001                  11,917.83                       11,494.46
 7/31/2001                  11,595.44                       11,381.29
 8/31/2001                  10,836.28                       10,668.82
 9/30/2001                   9,817.13                        9,807.29
10/31/2001                  10,160.31                        9,994.30
11/30/2001                  10,971.47                       10,760.94
12/31/2001                   11219.62                        10855.38
 1/31/2002                   10954.41                         10703.4
 2/28/2002                   10723.79                           10497
 3/31/2002                   11265.75                        10891.78
 4/30/2002                   10723.79                        10231.43
 5/31/2002                    10539.3                        10156.06
 6/30/2002                    9766.72                         9432.66
 7/31/2002                    8821.18                          8697.3
 8/31/2002                    8913.43                         8754.36
 9/30/2002                    8060.14                         7802.93
10/31/2002                     8602.1                         8489.74
11/30/2002                    9109.46                         8989.43
12/31/2002                     8601.2                         8456.51
 1/31/2003                    8381.84                        8,234.97
 2/28/2003                    8174.03                        8,111.41
 3/31/2003                     8243.3                        8,190.18
 4/30/2003                    8924.47                        8,864.83
 5/31/2003                     9467.1                        9,331.89
 6/30/2003                    9594.09                        9,450.89
 7/31/2003                    9859.63                        9,617.55
 8/31/2003                   10102.09                        9,805.08
 9/30/2003                    9928.91                        9,701.02
10/31/2003                   10506.17                       10,249.72
11/30/2003                   10644.71                       10,339.90
12/31/2003                   11142.46                       10,882.26

AVERAGE ANNUAL TOTAL RETURN

1 Year          29.55%
5 Year          0.93%
Since inception 1.91%
(Inception date April 13, 1998)


JNL/S&P EQUITY GROWTH FUND II
[GRAPH OMITTED]

Date            JNL/S&P Equity Growth Fund II            S&P 500 Index
 4/13/1998                 10,000.00                        10,000.00
 4/30/1998                 10,000.00                        10,023.08
 5/31/1998                  9,730.00                         9,850.79
 6/30/1998                  9,800.00                        10,250.90
 7/31/1998                  9,460.00                        10,141.75
 8/31/1998                  7,910.00                         8,675.47
 9/30/1998                  8,290.00                         9,231.25
10/31/1998                  8,780.00                         9,982.14
11/30/1998                  9,280.00                        10,587.14
12/31/1998                 10,040.00                        11,197.23
 1/31/1999                 10,600.00                        11,665.47
 2/28/1999                 10,170.00                        11,303.04
 3/31/1999                 10,670.00                        11,755.27
 4/30/1999                 11,140.00                        12,210.50
 5/31/1999                 10,910.00                        11,922.16
 6/30/1999                 11,600.00                        12,583.82
 7/31/1999                 11,280.00                        12,190.89
 8/31/1999                 11,130.00                        12,130.61
 9/30/1999                 11,100.00                        11,798.03
10/31/1999                 11,790.00                        12,544.64
11/30/1999                 12,390.00                        12,799.66
12/31/1999                 13,683.12                        13,553.49
 1/31/2000                 13,212.67                        12,872.54
 2/29/2000                 13,823.26                        12,628.85
 3/31/2000                 14,644.04                        13,864.34
 4/30/2000                 13,873.31                        13,447.23
 5/31/2000                 13,342.80                        13,171.32
 6/30/2000                 13,763.20                        13,496.02
 7/31/2000                 13,573.02                        13,285.01
 8/31/2000                 14,503.91                        14,110.20
 9/30/2000                 13,713.15                        13,365.25
10/31/2000                 13,412.86                        13,308.75
11/30/2000                 12,153.84                        12,259.50
12/31/2000                 12,267.33                        12,319.49
 1/31/2001                 12,669.71                        12,756.57
 2/28/2001                 11,256.23                        11,593.39
 3/31/2001                 10,399.89                        10,858.94
 4/30/2001                 11,462.58                        11,702.79
 5/31/2001                 11,514.16                        11,781.21
 6/30/2001                 11,194.32                        11,494.46
 7/31/2001                 10,884.80                        11,381.29
 8/31/2001                 10,193.54                        10,668.82
 9/30/2001                  9,213.39                         9,807.29
10/31/2001                  9,522.91                         9,994.30
11/30/2001                 10,296.72                        10,760.94
12/31/2001                 10,503.69                        10,855.38
 1/31/2002                  10165.95                          10703.4
 2/28/2002                   9828.21                            10497
 3/31/2002                  10301.04                         10891.78
 4/30/2002                   9704.37                         10231.43
 5/31/2002                   9580.53                         10156.06
 6/30/2002                   8837.51                          9432.66
 7/31/2002                   8071.96                           8697.3
 8/31/2002                   8162.03                          8754.36
 9/30/2002                   7385.23                          7802.93
10/31/2002                   7903.09                          8489.74
11/30/2002                   8263.35                          8989.43
12/31/2002                   7764.08                          8456.51
 1/31/2003                   7553.29                         8,234.97
 2/28/2003                   7401.05                         8,111.41
 3/31/2003                   7494.74                         8,190.18
 4/30/2003                   8080.27                         8,864.83
 5/31/2003                   8548.69                         9,331.89
 6/30/2003                   8642.37                         9,450.89
 7/31/2003                      8900                         9,617.55
 8/31/2003                   9063.95                         9,805.08
 9/30/2003                   8911.71                         9,701.02
10/31/2003                   9403.56                        10,249.72
11/30/2003                   9497.24                        10,339.90
12/31/2003                   9872.41                        10,882.26

AVERAGE ANNUAL TOTAL RETURN

1 Year          27.15%
5 Year          -0.34%
Since inception -0.22%
(Inception date April 13, 1998)

JNL/S&P MODERATE GROWTH FUND
[GRAPH OMITTED]

Date            JNL/S&P Moderate Growth Fund             S&P 500 Index       Lehman Brothers Aggregate Bond Index
 1/13/2000               10,000.00                            10,000                        10,000.00
 1/31/2000                9,910.00                             9,622                         9,967.00
 2/29/2000               10,240.00                             9,439                        10,087.60
 3/31/2000               10,740.00                            10,363                        10,220.76
 4/30/2000               10,290.00                            10,051                        10,191.12
 5/31/2000                9,940.00                             9,845                        10,186.02
 6/30/2000               10,210.00                            10,088                        10,397.89
 7/31/2000               10,120.00                             9,930                        10,492.51
 8/31/2000               10,620.00                            10,547                        10,644.65
 9/30/2000               10,110.00                             9,990                        10,711.71
10/31/2000                9,930.00                             9,948                        10,782.41
11/30/2000                9,120.00                             9,163                        10,959.24
12/31/2000                9,190.00                             9,208                        11,163.08
 1/31/2001                9,590.00                             9,535                        11,163.08
 2/28/2001                8,720.00                             8,665                        11,163.08
 3/31/2001                8,220.00                             8,117                        11,501.33
 4/30/2001                8,840.00                             8,747                        11,501.33
 5/31/2001                8,850.00                             8,806                        11,501.33
 6/30/2001                8,660.00                             8,592                        11,565.73
 7/31/2001                8,540.00                             8,507                        11,565.73
 8/31/2001                8,160.00                             7,974                        11,565.73
 9/30/2001                7,580.00                             7,330                        12,098.91
10/31/2001                7,800.00                             7,470                        12,098.91
11/30/2001                8,250.00                             8,043                        12,098.91
12/31/2001                 8333.23                          8,113.85                        12,104.96
 1/31/2002                 8167.19                           8000.25                        12,201.80
 2/28/2002                 8001.15                           7845.97                         12320.16
 3/31/2002                 8250.21                           8141.05                         12115.65
 4/30/2002                  7928.5                           7647.48                         12350.69
 5/31/2002                 7855.86                           7591.14                         12455.67
 6/30/2002                 7388.87                           7050.44                         12564.03
 7/31/2002                 6911.49                           6500.79                         12716.06
 8/31/2002                 7004.89                           6543.44                         12930.96
 9/30/2002                 6558.66                            5832.3                         13140.44
10/31/2002                 6911.49                           6345.65                            13080
11/30/2002                 7212.45                           6719.14                         13076.07
12/31/2002                 6885.58                           6320.81                         13346.75
 1/31/2003                 6769.77                          6,155.22                        13,358.76
 2/28/2003                  6706.6                          6,062.87                        13,543.11
 3/31/2003                 6790.82                          6,121.74                        13,532.28
 4/30/2003                 7243.55                          6,626.01                        13,644.59
 5/31/2003                 7590.98                          6,975.12                        13,898.38
 6/30/2003                 7664.68                          7,064.07                        13,870.59
 7/31/2003                 7769.97                          7,188.63                        13,404.53
 8/31/2003                 7917.36                          7,328.80                        13,493.00
 9/30/2003                 7864.72                          7,251.02                        13,850.57
10/31/2003                 8243.75                          7,661.15                        13,721.76
11/30/2003                  8338.5                          7,728.55                        13,754.69
12/31/2003                  8638.2                          8,133.94                        13,894.99

AVERAGE ANNUAL TOTAL RETURN

1 Year          25.45%
Since inception -3.62%
(Inception date January 13, 2000)

JNL/S&P MODERATE GROWTH FUND I
[GRAPH OMITTED]

Date            JNL/S&P Moderate Growth Fund I         S&P 500 Index      Lehman Brothers Aggregate Bond Index
  4/8/1998                10,000.00                      10,000.00                          10,000.00
 4/30/1998                10,010.00                      10,096.95                          10,050.99
 5/31/1998                 9,860.00                       9,923.39                          10,147.49
 6/30/1998                10,140.00                      10,326.45                          10,231.80
 7/31/1998                10,000.00                      10,216.50                          10,253.34
 8/31/1998                 8,720.00                       8,739.41                          10,415.06
 9/30/1998                 9,090.00                       9,299.29                          10,664.62
10/31/1998                 9,480.00                      10,055.71                          10,665.13
11/30/1998                 9,970.00                      10,665.17                          10,668.77
12/31/1998                10,630.00                      11,279.76                          10,700.87
 1/31/1999                11,050.00                      11,751.44                          10,777.31
 2/28/1999                10,740.00                      11,386.35                          10,589.14
 3/31/1999                11,240.00                      11,841.90                          10,647.89
 4/30/1999                11,590.00                      12,300.49                          10,681.64
 5/31/1999                11,330.00                      12,010.03                          10,588.04
 6/30/1999                11,850.00                      12,676.56                          10,554.22
 7/31/1999                11,610.00                      12,280.74                          10,509.38
 8/31/1999                11,490.00                      12,220.01                          10,504.05
 9/30/1999                11,430.00                      11,884.99                          10,625.93
10/31/1999                11,980.00                      12,637.09                          10,665.13
11/30/1999                12,510.00                      12,893.99                          10,664.07
12/31/1999                13,472.67                      13,653.38                          10,612.65
 1/31/2000                13,141.38                      12,967.41                          10,577.62
 2/29/2000                13,663.42                      12,721.92                          10,705.61
 3/31/2000                14,326.01                      13,966.52                          10,846.93
 4/30/2000                13,783.89                      13,546.34                          10,815.47
 5/31/2000                13,362.24                      13,268.39                          10,810.06
 6/30/2000                13,743.73                      13,595.49                          11,034.91
 7/31/2000                13,593.14                      13,382.92                          11,135.33
 8/31/2000                14,386.25                      14,214.19                          11,296.79
 9/30/2000                13,824.05                      13,463.75                          11,367.96
10/31/2000                13,573.07                      13,406.84                          11,442.99
11/30/2000                12,609.30                      12,349.86                          11,630.66
12/31/2000                12,887.20                      12,410.28                          11,846.99
 1/31/2001                13,210.16                      12,850.59                          11,846.99
 2/28/2001                12,355.88                      11,678.83                          11,846.99
 3/31/2001                11,709.96                      10,938.97                          12,205.95
 4/30/2001                12,460.06                      11,789.04                          12,205.95
 5/31/2001                12,532.99                      11,868.03                          12,205.95
 6/30/2001                12,293.37                      11,579.18                          12,274.30
 7/31/2001                12,168.35                      11,465.17                          12,274.30
 8/31/2001                11,709.96                      10,747.45                          12,274.30
 9/30/2001                10,907.76                       9,879.57                          12,840.15
10/31/2001                11,199.47                      10,067.96                          12,840.15
11/30/2001                11,782.88                      10,840.25                          12,840.15
12/31/2001                11,941.78                      10,935.38                          12,846.57
 1/31/2002                 11819.01                         10,782                             12,949
 2/28/2002                 11752.05                         10,574                             13,075
 3/31/2002                 12120.35                         10,972                             12,858
 4/30/2002                 11819.01                         10,307                             13,107
 5/31/2002                 11752.05                         10,231                             13,219
 6/30/2002                 11149.38                       9,502.18                          13,333.76
 7/31/2002                  10435.1                       8,761.40                          13,495.10
 8/31/2002                 10569.03                       8,818.88                          13,723.17
 9/30/2002                  9910.56                       7,860.44                          13,945.49
10/31/2002                 10334.66                       8,552.31                          13,881.34
11/30/2002                  10803.4                       9,055.68                          13,877.17
12/31/2002                 10461.11                       8,518.83                          14,164.43
 1/31/2003                 10302.78                       8,295.66                          14,177.18
 2/28/2003                 10178.38                       8,171.19                          14,372.82
 3/31/2003                 10223.62                       8,250.54                          14,361.32
 4/30/2003                 10823.01                       8,930.17                          14,480.52
 5/31/2003                 11309.31                       9,400.67                          14,749.86
 6/30/2003                  11422.4                       9,520.55                          14,720.36
 7/31/2003                 11490.26                       9,688.43                          14,225.76
 8/31/2003                 11716.45                       9,877.35                          14,319.65
 9/30/2003                 11693.83                       9,772.52                          14,699.12
10/31/2003                 12134.89                      10,325.26                          14,562.42
11/30/2003                  12270.6                      10,416.10                          14,597.37
12/31/2003                 12734.46                      10,962.46                          14,746.26

AVERAGE ANNUAL TOTAL RETURN

1 Year          21.73%
5 Year          3.67%
Since inception 4.30%
(Inception date April 8, 1998)


JNL/S&P MODERAGE GROWTH FUND II
[GRAPH OMITTED]

Date            JNL/S&P Moderate Growth Fund II            S&P 500 Index       Lehman Brothers Aggregate Bond Index
 4/13/1998              10,000.00                           10,000                           10,000.00
 4/30/1998               9,990.00                           10,023                           10,050.99
 5/31/1998               9,830.00                            9,851                           10,147.49
 6/30/1998               9,910.00                           10,251                           10,231.80
 7/31/1998               9,710.00                           10,142                           10,253.34
 8/31/1998               8,540.00                            8,675                           10,415.06
 9/30/1998               8,940.00                            9,231                           10,664.62
10/31/1998               9,330.00                            9,982                           10,665.13
11/30/1998               9,720.00                           10,587                           10,668.77
12/31/1998              10,220.00                           11,197                           10,700.87
 1/31/1999              10,650.00                           11,665                           10,777.31
 2/28/1999              10,320.00                           11,303                           10,589.14
 3/31/1999              10,740.00                           11,755                           10,647.89
 4/30/1999              11,070.00                           12,211                           10,681.64
 5/31/1999              10,870.00                           11,922                           10,588.04
 6/30/1999              11,340.00                           12,584                           10,554.22
 7/31/1999              11,070.00                           12,191                           10,509.38
 8/31/1999              10,940.00                           12,131                           10,504.05
 9/30/1999              10,870.00                           11,798                           10,625.93
10/31/1999              11,380.00                           12,545                           10,665.13
11/30/1999              11,790.00                           12,800                           10,664.07
12/31/1999              12,546.88                           13,553                           10,612.65
 1/31/2000              12,215.38                           12,873                           10,577.62
 2/29/2000              12,577.02                           12,629                           10,705.61
 3/31/2000              13,179.75                           13,864                           10,846.93
 4/30/2000              12,677.47                           13,447                           10,815.47
 5/31/2000              12,325.88                           13,171                           10,810.06
 6/30/2000              12,637.29                           13,496                           11,034.91
 7/31/2000              12,516.74                           13,285                           11,135.33
 8/31/2000              13,169.70                           14,110                           11,296.79
 9/30/2000              12,627.24                           13,365                           11,367.96
10/31/2000              12,466.52                           13,309                           11,442.99
11/30/2000              11,659.79                           12,260                           11,630.66
12/31/2000              11,722.48                           12,319                           11,846.99
 1/31/2001              12,088.15                           12,757                           11,846.99
 2/28/2001              11,116.50                           11,593                           11,846.99
 3/31/2001              10,520.97                           10,859                           12,205.95
 4/30/2001              11,241.88                           11,703                           12,205.95
 5/31/2001              11,294.12                           11,781                           12,205.95
 6/30/2001              11,012.02                           11,494                           12,274.30
 7/31/2001              10,876.20                           11,381                           12,274.30
 8/31/2001              10,416.50                           10,669                           12,274.30
 9/30/2001               9,674.70                            9,807                           12,840.15
10/31/2001               9,956.79                            9,994                           12,840.15
11/30/2001              10,489.63                           10,761                           12,840.15
12/31/2001               10611.48                           10,855                           12,846.57
 1/31/2002               10420.38                          10703.4                            12949.34
 2/28/2002               10218.04                            10497                            13074.95
 3/31/2002               10544.03                         10891.78                            12857.91
 4/30/2002               10218.04                         10231.43                            13107.35
 5/31/2002               10139.35                         10156.06                            13218.76
 6/30/2002                9554.82                          9432.66                            13333.76
 7/31/2002                8981.54                           8697.3                             13495.1
 8/31/2002                9116.43                          8754.36                            13723.17
 9/30/2002                8576.86                          7802.93                            13945.49
10/31/2002                8970.29                          8489.74                            13881.34
11/30/2002                9318.76                          8989.43                            13877.17
12/31/2002                8965.19                          8456.51                            14164.43
 1/31/2003                8816.72                         8,234.97                           14,177.18
 2/28/2003                8736.77                         8,111.41                           14,372.82
 3/31/2003                8839.56                         8,190.18                           14,361.32
 4/30/2003                9399.17                         8,864.83                           14,480.52
 5/31/2003                9821.73                         9,331.89                           14,749.86
 6/30/2003                9924.52                         9,450.89                           14,720.36
 7/31/2003               10038.72                         9,617.55                           14,225.76
 8/31/2003               10210.03                         9,805.08                           14,319.65
 9/30/2003               10164.35                         9,701.02                           14,699.12
10/31/2003               10586.91                        10,249.72                           14,562.42
11/30/2003               10666.86                        10,339.90                           14,597.37
12/31/2003                11037.5                        10,882.26                           14,746.26

AVERAGE ANNUAL TOTAL RETURN

1 Year          23.12%
5 Year          1.55%
Since inception 1.74%
(Inception date April 13, 1998)


JNL/S&P VERY AGGRESSIVE GROWTH FUND I
[GRAPH OMITTED]

Date            JNL/S&P Very Aggressive Growth Fund I         S&P 500 Index
  4/1/1998                  10,000.00                            10,000.00
 4/30/1998                  10,010.00                            10,041.60
 5/31/1998                   9,800.00                             9,868.99
 6/30/1998                  10,340.00                            10,269.84
 7/31/1998                  10,220.00                            10,160.49
 8/31/1998                   8,520.00                             8,691.50
 9/30/1998                   9,000.00                             9,248.31
10/31/1998                   9,460.00                            10,000.59
11/30/1998                  10,110.00                            10,606.70
12/31/1998                  11,190.00                            11,217.92
 1/31/1999                  12,030.00                            11,687.02
 2/28/1999                  11,500.00                            11,323.93
 3/31/1999                  12,200.00                            11,776.99
 4/30/1999                  12,560.00                            12,233.06
 5/31/1999                  12,240.00                            11,944.19
 6/30/1999                  13,170.00                            12,607.07
 7/31/1999                  12,800.00                            12,213.42
 8/31/1999                  12,720.00                            12,153.02
 9/30/1999                  12,850.00                            11,819.83
10/31/1999                  13,640.00                            12,567.82
11/30/1999                  14,710.00                            12,823.31
12/31/1999                  16,657.65                            13,578.54
 1/31/2000                  16,256.51                            12,896.32
 2/29/2000                  17,750.78                            12,652.18
 3/31/2000                  18,232.16                            13,889.96
 4/30/2000                  16,908.37                            13,472.08
 5/31/2000                  15,855.36                            13,195.66
 6/30/2000                  16,808.08                            13,520.96
 7/31/2000                  16,386.88                            13,309.56
 8/31/2000                  17,750.78                            14,136.27
 9/30/2000                  16,537.31                            13,389.94
10/31/2000                  15,704.93                            13,333.34
11/30/2000                  13,777.39                            12,282.16
12/31/2000                  13,798.48                            12,342.25
 1/31/2001                  14,368.15                            12,780.14
 2/28/2001                  12,849.05                            11,614.81
 3/31/2001                  11,794.12                            10,879.00
 4/30/2001                  13,017.84                            11,724.41
 5/31/2001                  13,070.58                            11,802.97
 6/30/2001                  12,669.71                            11,515.70
 7/31/2001                  12,332.13                            11,402.32
 8/31/2001                  11,530.38                            10,688.53
 9/30/2001                  10,369.96                             9,825.41
10/31/2001                  10,749.74                            10,012.76
11/30/2001                  11,625.33                            10,780.82
12/31/2001                  11,904.52                            10,875.44
 1/31/2002                    11616.8                             10723.18
 2/28/2002                   11389.02                             10516.39
 3/31/2002                   11940.49                              10911.9
 4/30/2002                   11377.03                             10250.34
 5/31/2002                   11209.19                             10174.82
 6/30/2002                   10381.99                              9450.09
 7/31/2002                    9374.96                              8713.37
 8/31/2002                    9470.87                              8770.54
 9/30/2002                    8571.73                              7817.35
10/31/2002                    9135.19                              8505.42
11/30/2002                    9662.68                              9006.04
12/31/2002                     9143.2                              8472.13
 1/31/2003                    8891.22                             8,250.19
 2/28/2003                    8687.24                             8,126.40
 3/31/2003                    8771.23                             8,205.31
 4/30/2003                    9479.17                             8,881.21
 5/31/2003                   10079.12                             9,349.14
 6/30/2003                   10223.11                             9,468.36
 7/31/2003                   10547.08                             9,635.32
 8/31/2003                   10811.05                             9,823.20
 9/30/2003                   10631.07                             9,718.95
10/31/2003                   11267.01                            10,268.66
11/30/2003                      11435                            10,359.01
12/31/2003                   11938.96                            10,902.37

AVERAGE ANNUAL TOTAL RETURN

1 Year          30.58%
5 Year          1.30%
Since inception 3.13%
(Inception date April 1, 1998)


JNL/S&P VERY AGGRESIVE GROWTH FUND II
[GRAPH OMITTED]

Date            JNL/S&P Very Aggressive Growth Fund II         S&P 500 Index
 4/13/1998                     10,000.00                          10,000.00
 4/30/1998                     10,040.00                          10,023.08
 5/31/1998                      9,810.00                           9,850.79
 6/30/1998                     10,150.00                          10,250.90
 7/31/1998                     10,020.00                          10,141.75
 8/31/1998                      8,320.00                           8,675.47
 9/30/1998                      8,740.00                           9,231.25
10/31/1998                      9,290.00                           9,982.14
11/30/1998                      9,860.00                          10,587.14
12/31/1998                     10,800.00                          11,197.23
 1/31/1999                     11,490.00                          11,665.47
 2/28/1999                     11,010.00                          11,303.04
 3/31/1999                     11,550.00                          11,755.27
 4/30/1999                     11,990.00                          12,210.50
 5/31/1999                     11,690.00                          11,922.16
 6/30/1999                     12,500.00                          12,583.82
 7/31/1999                     12,160.00                          12,190.89
 8/31/1999                     12,070.00                          12,130.61
 9/30/1999                     12,150.00                          11,798.03
10/31/1999                     12,940.00                          12,544.64
11/30/1999                     13,730.00                          12,799.66
12/31/1999                     15,381.48                          13,553.49
 1/31/2000                     14,931.15                          12,872.54
 2/29/2000                     15,911.88                          12,628.85
 3/31/2000                     16,732.49                          13,864.34
 4/30/2000                     15,731.74                          13,447.23
 5/31/2000                     15,011.21                          13,171.32
 6/30/2000                     15,491.56                          13,496.02
 7/31/2000                     15,291.41                          13,285.01
 8/31/2000                     16,312.18                          14,110.20
 9/30/2000                     15,331.44                          13,365.25
10/31/2000                     14,921.14                          13,308.75
11/30/2000                     13,370.50                          12,259.50
12/31/2000                     13,402.80                          12,319.49
 1/31/2001                     13,984.12                          12,756.57
 2/28/2001                     12,476.98                          11,593.39
 3/31/2001                     11,540.40                          10,858.94
 4/30/2001                     12,692.29                          11,702.79
 5/31/2001                     12,746.12                          11,781.21
 6/30/2001                     12,380.10                          11,494.46
 7/31/2001                     12,035.61                          11,381.29
 8/31/2001                     11,346.63                          10,668.82
 9/30/2001                     10,291.63                           9,807.29
10/31/2001                     10,657.65                           9,994.30
11/30/2001                     11,486.58                          10,760.94
12/31/2001                      11798.24                          10,855.38
 1/31/2002                      11450.14                            10703.4
 2/28/2002                       11089.6                              10497
 3/31/2002                      11611.76                           10891.78
 4/30/2002                      10990.14                           10231.43
 5/31/2002                      10816.09                           10156.06
 6/30/2002                      10045.29                            9432.66
 7/31/2002                        9162.6                             8697.3
 8/31/2002                       9249.62                            8754.36
 9/30/2002                       8441.52                            7802.93
10/31/2002                       9000.98                            8489.74
11/30/2002                       9373.95                            8989.43
12/31/2002                       8810.37                            8456.51
 1/31/2003                       8573.93                           8,234.97
 2/28/2003                       8412.16                           8,111.41
 3/31/2003                        8536.6                           8,190.18
 4/30/2003                       9196.13                           8,864.83
 5/31/2003                       9731.22                           9,331.89
 6/30/2003                       9843.22                           9,450.89
 7/31/2003                      10179.21                           9,617.55
 8/31/2003                      10390.76                           9,805.08
 9/30/2003                       10204.1                           9,701.02
10/31/2003                      10801.41                          10,249.72
11/30/2003                      10900.96                          10,339.90
12/31/2003                      11313.64                          10,882.26

AVERAGE ANNUAL TOTAL RETURN

1 Year          28.41%
5 Year          0.93%
Since inception 2.18%
(Inception date April 13, 1998)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/SALOMON BROTHERS BALANCED FUND
SALOMON BROTHERS ASSET MANAGEMENT INC.
GEORGE WILLIAMSON

OBJECTIVE:

seeks to obtain above-average income. As a secondary objective, the Fund seeks to take advantage of opportunities for growth of capital and income. The Fund seeks to achieve its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short-term obligations.

MONEY MANAGER COMMENTARY:

2003 began on a positive note with investors' building optimism about a strengthening economy and continued robust consumer spending. Just a couple of weeks into the year sentiment turned sour with investor focus shifting toward geopolitical concerns mostly centered on Iraq. Very similar to the first Gulf War, once the much anticipated fighting started the market began a steady climb that lasted the rest of the year. The backdrop of this advance included a very stimulative monetary stance by the Federal Reserve, a boost in consumer liquidity with record mortgage refinancings, solid productivity gains and news of corporate finance and governance scandals receding into the past.

On the stock side of the portfolio, we saw a return of the run up in lower quality, more speculative names, mostly in the technology area. We attempted to avoid getting caught in a momentum situation as investors payed increasingly less attention to fundamentals and valuations and piled into these stocks in an effort to participate in the continuing price gains. We stuck with our style of holding what we believe are reasonably priced names with good growth prospects. Stocks overall did well mostly due to a healthy economic outlook partly justified by a pickup in manufacturing activity later in the year.

On the bond side, during the year we continued to diversify the number of corporate issues and remain favorable on the corporate market despite much higher valuations. We remain focused on selecting securities that offer upside potential with improving credit metrics and seek to increase our overall allocation to the sector. Currently the portfolio duration is slightly short that of the benchmark as a defensive measure against rising interest rates, however, we may tactically move towards a more neutral position should economic growth not meet expectations. In 2004 we expect that changes in interest rates, yield curve shifts, and sector allocation, will be greater determining factors of overall market returns than individual security selection.

FUND PERFORMANCE
The fund's allocation to the financials sector benefited from low interest rates and improving borrower credit quality, and its exposure to the basic materials sector benefited as commodity prices strengthened. Areas that detracted from performance included the fund's emphasis on consumer staples sector, and limited exposure to the technology sector, particularly the lower-quality more volatile names. In general, we focused on higher quality stocks when more speculative names outperformed. Of the larger holdings, stocks that did well for us relative to the market include JP Morgan Chase, as investors focused on rebounding earnings in their traditional banking and securities business, and Alcoa, as the outlook for the industrial economy improved and demand expectations from China increased. Larger holdings that underperformed the overall market include IBM and Pfizer. However, we believe these names are very much worth holding on to. Names we sold on valuation concerns include Hormel and United Technologies. Names we added to that we view as reasonably valued include Microsoft, American International Group (the largest insurer in the U.S.), and Wal-mart Stores.

We will continue to manage the portfolio seeking to generate above average income with capital appreciation by investing in a mix of stocks and bonds. On the stock side we remain committed to investing in large capitalization high quality growth companies selling at reasonable prices. On the bond side we will continue to buy mostly investment grade corporate and government securities.

Looking down the road, we remain optimistic about the overall market. We believe this year's upcoming Presidential election and the Federal Reserve's aggressively stimulative monetary stance bodes well for economic growth, corporate profits and stock prices.

JNL/SALOMON BROTHERS BALANCED FUND
[GRAPH OMITTED]

Date            JNL/Salomon Brothers Balanced Fund       Lehman Brothers Aggregate Bond Index      S&P 500 Index
  3/2/1998                   10000                                  10,000.00                        10,000.00
 3/31/1998                   10270                                   9,917.91                        10,550.84
 4/30/1998                   10270                                   9,968.48                        10,646.86
 5/31/1998                   10260                                  10,064.19                        10,446.70
 6/30/1998                   10230                                  10,147.81                        10,858.30
 7/31/1998                   10130                                  10,169.17                        10,742.97
 8/31/1998                    9570                                  10,329.56                         9,191.22
 9/30/1998                    9900                                  10,577.07                         9,780.05
10/31/1998                   10220                                  10,577.58                        10,574.83
11/30/1998                   10500                                  10,581.19                        11,215.52
12/31/1998                 10590.9                                  10,613.03                        11,861.40
 1/31/1999                10652.12                                  10,688.84                        12,357.41
 2/28/1999                10427.65                                  10,502.21                        11,973.49
 3/31/1999                10570.49                                  10,560.48                        12,452.54
 4/30/1999                10835.78                                  10,593.95                        12,934.77
 5/31/1999                10754.15                                  10,501.12                        12,629.33
 6/30/1999                11009.23                                  10,467.58                        13,330.23
 7/31/1999                10794.96                                  10,423.11                        12,914.00
 8/31/1999                10682.73                                  10,417.82                        12,850.14
 9/30/1999                10468.46                                  10,538.71                        12,497.84
10/31/1999                10682.73                                  10,577.58                        13,288.73
11/30/1999                10743.95                                  10,576.53                        13,558.87
12/31/1999                10600.57                                  10,525.53                        14,357.42
 1/31/2000                10537.66                                  10,490.79                        13,636.08
 2/29/2000                10275.53                                  10,617.73                        13,377.93
 3/31/2000                10810.27                                  10,757.88                        14,686.71
 4/30/2000                10841.73                                  10,726.69                        14,244.86
 5/31/2000                 10862.7                                  10,721.32                        13,952.58
 6/30/2000                10946.58                                  10,944.33                        14,296.54
 7/31/2000                10936.09                                  11,043.92                        14,073.02
 8/31/2000                11166.77                                  11,204.06                        14,947.15
 9/30/2000                11114.34                                  11,274.64                        14,158.01
10/31/2000                11313.56                                  11,349.06                        14,098.17
11/30/2000                11198.23                                  11,535.18                        12,986.68
12/31/2000                11469.82                                  11,749.73                        13,050.22
 1/31/2001                11664.96                                  11,749.73                        13,513.23
 2/28/2001                11480.66                                  11,749.73                        12,281.06
 3/31/2001                11198.79                                  12,105.75                        11,503.04
 4/30/2001                11393.93                                  12,105.75                        12,396.94
 5/31/2001                11513.18                                  12,105.75                        12,480.01
 6/30/2001                 11307.2                                  12,173.54                        12,176.26
 7/31/2001                 11437.3                                  12,173.54                        12,056.37
 8/31/2001                   11253                                  12,173.54                        11,301.64
 9/30/2001                10906.09                                  12,734.74                        10,389.01
10/31/2001               11,090.38                                  12,734.74                        10,587.11
11/30/2001                11328.89                                  12,734.74                        11,399.23
12/31/2001                11410.46                                  12,741.11                         11499.27
 1/31/2002                11355.07                                12843.03969                         11338.28
 2/28/2002                11377.23                                12967.61717                         11119.63
 3/31/2002                11499.09                                12752.35473                         11537.83
 4/30/2002                11399.39                                12999.75041                         10838.31
 5/31/2002                11432.62                                13110.24829                         10758.47
 6/30/2002                 10934.1                                13224.30745                          9992.16
 7/31/2002                10612.84                                13384.32157                          9213.18
 8/31/2002                10690.39                                 13610.5166                          9273.63
 9/30/2002                10202.95                                13831.00697                          8265.76
10/31/2002                10568.53                                13767.38434                          8993.31
11/30/2002                10923.03                                13763.25413                          9522.64
12/31/2002                 10579.6                                14048.15349                          8958.11
 1/31/2003                10457.75                                  14,060.80                         8,723.43
 2/28/2003                10335.89                                  14,254.84                         8,592.54
 3/31/2003                10346.96                                  14,243.43                         8,675.98
 4/30/2003                10889.79                                  14,361.65                         9,390.65
 5/31/2003                11388.31                                  14,628.78                         9,885.42
 6/30/2003                11465.85                                  14,599.52                        10,011.48
 7/31/2003                11377.23                                  14,108.98                        10,188.02
 8/31/2003                11465.85                                  14,202.10                        10,386.68
 9/30/2003                11499.09                                  14,578.45                        10,276.44
10/31/2003                11853.59                                  14,442.87                        10,857.69
11/30/2003                11920.06                                  14,477.54                        10,953.21
12/31/2003                12383.15                                  14,625.21                        11,527.74

AVERAGE ANNUAL TOTAL RETURN

1 Year          17.05%
5 Year          3.17%
Since inception 3.73%
(Inception date March 2, 1998)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/SALOMON BROTHERS GLOBAL BOND FUND
SALOMON BROTHERS ASSET MANAGEMENT INC.
PETER J. WILBY, DAVID J. SCOTT, ROGER LAVAN

OBJECTIVE:

JNL/Salomon Brothers Global Bond Fund seeks as its investment objective a high level of current income. As a secondary objective, the Fund will seek capital appreciation. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed income investments and by giving the subadviser broad discretion to deploy the Fund's assets among certain segments of the fixed income market that the sub-adviser believes will best contribute to achievement of the Fund's investment objectives.

MONEY MANAGER COMMENTARY:

When the period began, concerns about a faltering economy and stock market volatility, coupled with expectations that interest rates would drop, triggered investor demand for fixed-income securities. Because bond prices typically move opposite to interest rate movements, many longer-term fixed-income securities appreciated over the first five months of the period.

The Fed proceeded to reduce its interest rate targets in June to their lowest levels since the Eisenhower Administration. Shortly after the Fed's rate reduction, signs suggesting that gross domestic product ("GDP") growth was stronger than expected generated concerns that inflation could pick up. This led investors to question whether the Fed's rate-cutting cycle had run its course, which contributed to a decline in prices of bonds. The decline was exacerbated due to selling from investors holding mortgage-backed securities in their portfolios.

Prices of Treasuries bounced back to an extent in September, although rate concerns resurfaced after the Commerce Department released preliminary third-quarter data. According to estimates that were revised upward late in the quarter, real GDP increased 8.2% over the third quarter.

For the fourth quarter, U.S. Treasury bonds generated slightly negative total returns as concerns about the economy's acceleration over the third quarter caused bond yields to rise and prices to decline, particularly during October. Shorter-term U.S. Treasuries and U.S. agency securities held up better. In contrast, U.S. high-yield and emerging markets bonds rallied. (Their performance has tended to be more highly correlated to the credit strength of bond issuers than interest rate movements.)

U.S. high-yield bonds benefited from a favorable reception to corporate earnings results from investors, continued low default rates versus 2002, and strong infusion of cash into the market. As of the end of the period, all the individual markets represented by the J.P. Morgan Emerging Markets Bond Index Plus had generated positive total returns over the 12-month period. The sovereign debt market benefited from strong cash inflows, signs of global economic growth and stable commodity prices, including metals, gold and oil - important drivers of export revenues for many emerging market economies.

The portfolio's allocation to higher-yielding bonds has provided it with favorable yields, which, in the managers' view, should continue to benefit the portfolio over the long term if corporate earnings continue to improve and interest rates remain within the same range seen over the fourth quarter.

JNL/SALOMON BROTHERS GLOBAL BOND FUND
[GRAPH OMITTED]
                      JNL/Salomon Brothers         Salomon Smith Barney Broad
Date                   Global Bond Fund            Investment-Grade Bond Index
 5/15/1995                 10,000.00                        10,000.00
 5/31/1995                  9,930.00                        10,194.00
 6/30/1995                 10,040.00                        10,265.00
 7/31/1995                 10,070.00                        10,245.00
 8/31/1995                 10,110.00                        10,362.00
 9/30/1995                 10,240.00                        10,459.00
10/31/1995                 10,210.00                        10,599.00
11/30/1995                 10,420.00                        10,764.00
12/31/1995                 10,714.07                        10,913.00
 1/31/1996                 11,137.56                        10,987.00
 2/29/1996                 11,010.51                        10,800.00
 3/31/1996                 11,074.03                        10,722.00
 4/30/1996                 11,190.49                        10,643.00
 5/31/1996                 11,285.77                        10,637.00
 6/30/1996                 11,370.47                        10,774.00
 7/31/1996                 11,433.99                        10,803.00
 8/31/1996                 11,592.80                        10,788.00
 9/30/1996                 11,910.41                        10,976.00
10/31/1996                 11,984.52                        11,223.00
11/30/1996                 12,175.08                        11,408.00
12/31/1996                 12,256.28                        11,307.00
 1/31/1997                 12,383.11                        11,351.10
 2/28/1997                 12,509.94                        11,363.58
 3/31/1997                 12,325.46                        11,248.81
 4/30/1997                 12,498.41                        11,409.67
 5/31/1997                 12,740.54                        11,516.92
 6/30/1997                 12,925.02                        11,653.97
 7/31/1997                 13,213.27                        11,969.79
 8/31/1997                 13,178.68                        11,866.85
 9/30/1997                 13,432.33                        12,041.30
10/31/1997                 13,190.21                        12,214.69
11/30/1997                 13,386.21                        12,272.10
12/31/1997                 13,562.83                        12,397.28
 1/31/1998                 13,672.60                        12,556.62
 2/28/1998                 13,770.18                        12,547.55
 3/31/1998                 13,867.75                        12,597.05
 4/30/1998                 13,892.14                        12,661.93
 5/31/1998                 13,916.54                        12,783.01
 6/30/1998                 13,904.34                        12,888.32
 7/31/1998                 13,965.32                        12,915.54
 8/31/1998                 13,062.76                        13,113.73
 9/30/1998                 13,526.24                        13,422.75
10/31/1998                 13,550.63                        13,362.02
11/30/1998                 13,855.55                        13,435.75
12/31/1998                 13,896.64                        13,477.51
 1/31/1999                  13883.62                        13,577.16
 2/28/1999                   13766.4                        13,339.11
 3/31/1999                  13974.78                        13,415.41
 4/30/1999                  14157.12                         13460.04
 5/31/1999                   13818.5                         13336.87
 6/30/1999                  13883.62                         13290.86
 7/31/1999                  13857.57                         13238.23
 8/31/1999                  13727.33                         13228.56
 9/30/1999                  13883.62                         13386.91
10/31/1999                  13974.78                         13427.47
11/30/1999                  14026.88                         13426.62
12/31/1999                  14156.56                         13365.47
 1/31/2000                  14032.26                          13327.7
 2/29/2000                  14308.49                         13483.24
 3/31/2000                  14391.35                         13658.13
 4/30/2000                  14267.05                         13617.58
 5/31/2000                  14156.56                         13605.56
 6/30/2000                  14460.41                         13889.86
 7/31/2000                  14598.52                         14016.76
 8/31/2000                  14778.07                         14217.03
 9/30/2000                  14805.69                         14313.39
10/31/2000                  14722.82                         14404.47
11/30/2000                  14860.94                         14638.01
12/31/2000                  15186.77                         14914.83
 1/31/2001                  15465.02                         15160.27
 2/28/2001                  15567.54                         15294.78
 3/31/2001                  15582.18                          15374.9
 4/30/2001                  15538.25                         15302.74
 5/31/2001                  15611.47                         15402.96
 6/30/2001                  15640.76                         15453.85
 7/31/2001                  15875.08                         15810.88
 8/31/2001                  16050.82                         15985.47
 9/30/2001                  15948.31                         16182.53
10/31/2001                  16299.78                         16509.13
11/30/2001                  16167.98                         16280.84
12/31/2001                  16206.43                         16185.45
 1/31/2002                  16362.12                         16312.93
 2/28/2002                   16517.8                          16468.9
 3/31/2002                  16502.23                         16196.37
 4/30/2002                  16782.45                         16503.62
 5/31/2002                  16782.45                         16643.88
 6/30/2002                  16486.66                         16766.41
 7/31/2002                  16268.71                         16965.95
 8/31/2002                  16766.89                         17263.09
 9/30/2002                  16798.02                         17537.83
10/31/2002                   16860.3                         17458.72
11/30/2002                  17233.93                         17455.89
12/31/2002                  17564.25                         17818.33
 1/31/2003                  17729.48                        17,831.94
 2/28/2003                  18059.95                        18,085.58
 3/31/2003                  18258.22                        18,068.60
 4/30/2003                  18853.06                        18,228.00
 5/31/2003                  19299.19                        18,564.36
 6/30/2003                  19332.24                        18,531.78
 7/31/2003                  18753.92                        17,904.74
 8/31/2003                  18968.73                        18,027.73
 9/30/2003                  19464.42                        18,500.20
10/31/2003                  19497.47                        18,329.78
11/30/2003                  19613.13                        18,383.57
12/31/2003                  19941.24                        18,567.39

AVERAGE ANNUAL TOTAL RETURN

1 Year          13.53%
5 Year          7.48%
Since inception 8.32%
(Inception date May 15, 1995)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND
SALOMON BROTHERS ASSET MANAGEMENT INC.
PETER J. WILBY

OBJECTIVE:

JNL/Salomon Brothers High Yield Bond Fund seeks to maximize current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of high-yield, high-risk fixed-income securities of U.S. issuers rated in medium to lower rating categories.

MONEY MANAGER COMMENTARY:

Declining default rates, signs of improving corporate earnings, the end of major hostilities in Iraq and relatively favorable yields available through high-yield bonds in the low interest rate environment contributed to the strong demand for high-yield bonds earlier this year. These factors, coupled with expectations that the Fed would likely cut its short-term interest rate targets, all helped buoy high-yield securities through mid-June.

In June, the Fed cut its target for the federal funds rate to a four-decade low of 1% to trigger a more accommodative borrowing environment. Treasury bond prices (which move opposite to yields) subsequently fell, particularly during July, amid stronger-than-anticipated economic data. Likewise, the high-yield market lost ground from the end of June into the middle of August as the yield on 10-year U.S. Treasuries soared from the low 3% range in mid-June to almost 4.5% by the middle of August. These rising yields, the subsequent outflows of cash from high-yield bond funds, and the abundant quantity of new issues on the market (which created supply pressures) caused the high-yield market to move lower. However, the market reversed course and rallied through the end of the year, sparking the return of mutual fund inflows, due to stronger-than-expected economic data and earnings that were in line with expectations.

Over 2003, airlines, cable, communications towers, energy, technology, telecommunications, and utilities were the top-performing sectors within the high-yield bond universe. Airlines recovered as some companies avoided bankruptcy by renegotiating union contracts and experiencing better-than-expected traffic volumes following the resolution of the major hostilities in Iraq. The cable sector outperformed many others. The communications towers sector benefited from better-than-expected earnings results, asset sales, new financing, and increasing free cash flow. The energy and utilities sectors benefited as companies added additional financing through the use of senior debt and sold assets to reduce total debt. Technology moved higher due to strong earning and improved liquidity. Wireless telecommunications bonds outperformed due to better-than-expected operating results, debt-for-equity swaps, and debt refinancing. Wireline telecommunications benefited as well. The most significant underperforming sectors included healthcare and textiles.

Within this environment, the U.S. high-yield debt component of the fund benefited during the year from its overweighting in the cable and communications towers sectors. The fund was adversely affected by its underweighting in the airlines, technology, and utilities sectors, and by its overweighting in the healthcare sector.

As of the end of the period, all the individual markets represented by the J.P. Morgan Emerging Markets Bond Index Plus had generated positive total returns over the 12-month period. The sovereign debt market benefited from strong cash inflows, signs of global economic growth and stable commodity prices, including metals, gold and oil - important drivers of export revenues for many emerging market economies.

YIELDS REMAINED COMPETITIVE
High-yield bonds categorically offer very competitive yields relative to their higher-rated brethren (although they also are subject to additional risks such as the increased risk of default because of the lower credit quality of the issues.) The market responded positively to recent economic data indicating that the U.S. economy has shown signs of improvement, as a stronger corporate earnings environment is favorable for high-yield bond issuers.

JNL/SALOMON BROTHERS HIGH YIELD BOND FUND
[GRAPH OMITTED]
                    JNL/Salomon Brothers              Salomon Smith Barney
Date                High Yield Bond Fund             High Yield Market Index
  3/2/1998                10,000.00                          10,000.00
 3/31/1998                10,050.00                          10,107.96
 4/30/1998                10,080.00                          10,163.00
 5/31/1998                10,110.00                          10,190.16
 6/30/1998                10,140.00                          10,212.74
 7/31/1998                10,190.00                          10,294.59
 8/31/1998                 9,760.00                           9,604.50
 9/30/1998                 9,830.00                           9,723.05
10/31/1998                 9,690.00                           9,589.33
11/30/1998                10,160.00                          10,070.56
12/31/1998                10,132.37                          10,063.26
 1/31/1999                10,248.59                          10,214.00
 2/28/1999                10,195.77                          10,128.18
 3/31/1999                10,290.86                          10,213.81
 4/30/1999                10,428.21                          10,427.72
 5/31/1999                10,311.99                          10,263.87
 6/30/1999                10,164.07                          10,240.84
 7/31/1999                10,111.24                          10,263.07
 8/31/1999                 9,910.50                          10,140.95
 9/30/1999                 9,942.19                          10,064.35
10/31/1999                 9,783.71                           9,995.66
11/30/1999                 9,857.67                          10,152.26
12/31/1999                 9,953.95                          10,237.63
 1/31/2000                 9,839.67                          10,152.97
 2/29/2000                 9,816.82                          10,177.15
 3/31/2000                 9,633.96                           9,970.11
 4/30/2000                 9,599.68                          10,009.71
 5/31/2000                 9,485.40                           9,870.49
 6/30/2000                 9,611.11                          10,092.11
 7/31/2000                 9,702.53                          10,201.71
 8/31/2000                 9,793.96                          10,277.69
 9/30/2000                 9,736.82                          10,167.46
10/31/2000                 9,508.25                           9,866.47
11/30/2000                 9,359.69                           9,463.01
12/31/2000                 9,489.58                           9,656.46
 1/31/2001                 9,848.38                          10,307.02
 2/28/2001                 9,996.85                          10,430.08
 3/31/2001                 9,972.11                          10,240.58
 4/30/2001                10,009.22                          10,090.06
 5/31/2001                10,083.46                          10,251.79
 6/30/2001                 9,972.11                           9,969.84
 7/31/2001                10,095.83                          10,157.72
 8/31/2001                10,194.81                          10,296.33
 9/30/2001                 9,613.31                           9,554.98
10/31/2001                 9,860.75                           9,872.45
11/30/2001                 10046.34                          10,247.74
12/31/2001                  9995.81                          10,181.90
 1/31/2002                 10090.11                           10225.49
 2/28/2002                 10036.22                           10114.27
 3/31/2002                 10224.82                            10383.5
 4/30/2002                 10386.48                           10553.42
 5/31/2002                 10346.07                           10422.52
 6/30/2002                  9874.57                            9504.59
 7/31/2002                  9591.67                            9074.88
 8/31/2002                  9914.98                            9420.24
 9/30/2002                  9847.62                            9234.97
10/31/2002                  9780.27                             9203.5
11/30/2002                 10399.95                            9905.79
12/31/2002                 10571.08                            10027.6
 1/31/2003                 10767.97                          10,401.01
 2/28/2003                 10919.42                          10,540.50
 3/31/2003                 11146.59                          10,895.10
 4/30/2003                  11691.8                          11,572.19
 5/31/2003                 11843.25                          11,648.98
 6/30/2003                    12131                          12,011.22
 7/31/2003                  11994.7                          11,833.67
 8/31/2003                 12115.86                          11,955.12
 9/30/2003                 12403.61                          12,309.32
10/31/2003                 12721.65                          12,595.53
11/30/2003                 12918.53                          12,770.49
12/31/2003                 13297.21                          13,098.34

AVERAGE ANNUAL TOTAL RETURN

1 Year          25.79%
5 Year          5.58%
Since inception 5.00%
(Inception date March 2, 1998)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND
SALOMON BROTHERS ASSET MANAGEMENT INC.
ROGER LAVAN

OBJECTIVE:

JNL/Salomon Brothers U.S. Government & Quality Bond Fund seeks as its investment objective a high level of current income, by investing primarily in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities including collateralized mortgage obligations backed by such securities. The Fund may also invest a portion of its assets in investment-grade bonds.

MONEY MANAGER COMMENTARY:

When the period began, concerns about a faltering economy and stock market volatility, coupled with expectations that interest rates would drop, triggered investor demand for higher-rated fixed-income securities. Because bond prices typically move opposite to interest rate movements, many longer-term fixed-income securities appreciated over the first five months of the period.

The Fed proceeded to reduce its interest rate targets in June to their lowest levels since the Eisenhower Administration. Given the combination of past rate cuts and a significant tax-cut package passed by lawmakers in 2003, it seemed that the U.S. government was going to throw "everything but the kitchen sink" at the economy in an attempt to revive its growth.

Shortly after the Fed's rate reduction, signs suggesting that gross domestic product ("GDP") growth was stronger than expected generated concerns that inflation could pick up. This led investors to question whether the Fed's rate-cutting cycle had run its course, which contributed to a decline in prices of bonds. The decline was exacerbated due to selling from investors holding mortgage-backed securities ("MBS") in their portfolios. Many institutional investors who had previously bought U.S. Treasuries when long-term yields were dropping to help hedge their portfolios' exposure to MBS sold Treasuries as long-term rates rose to help lower their portfolios' duration, a common gauge of the price sensitivity of a fixed income asset or portfolio to a change in interest rates, to better preserve their value against a further rise in long-term rates.

Prices of Treasuries bounced back to an extent in September. Rate concerns resurfaced after the Commerce Department released preliminary third-quarter data stating that the economy grew at its fastest pace in almost 20 years. According to estimates that were revised higher later in the quarter, real GDP increased 8.2% over the quarter. However, selling in the Treasury markets was more contained than it was in July as some of this growth was attributable to one-time factors, such as the tax cuts and the end of major combat in Iraq, and many analysts and investors felt that the Fed appeared to be in a holding pattern from adjusting its rate targets.

PORTFOLIO ALLOCATION APPROACH
As of the period's close, we continued to allocate investment capital primarily between mortgage-backed fixed-income securities and U.S. Treasuries through the end of the period, while maintaining the ability to add exposure to other sectors when opportunities arise. Given that certain fixed-income sectors exhibited more volatility than others during periods throughout 2003, our diversified approach to fixed-income investing reduced overall portfolio volatility yet enabled us to capture competitive yields. Although interest rate fluctuations can be unpredictable, as of the end of the year we maintained a relatively defensive posture in terms of the portfolio's exposure to interest rate risk versus prior periods.

JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND
[GRAPH OMITTED]

                       JNL/Salomon Brothers                 Salomon Smith Barney
Date            U.S. Government & Quality Bond Fund            Treasury Index
 5/15/1995                 10,000.00                              10,000.00
 5/31/1995                 10,030.00                              10,199.00
 6/30/1995                 10,140.00                              10,277.00
 7/31/1995                 10,060.00                              10,242.00
 8/31/1995                 10,180.00                              10,356.00
 9/30/1995                 10,270.00                              10,449.00
10/31/1995                 10,410.00                              10,612.00
11/30/1995                 10,560.00                              10,784.00
12/31/1995                 10,693.64                              10,934.00
 1/31/1996                 10,766.24                              11,005.00
 2/29/1996                 10,548.43                              10,786.00
 3/31/1996                 10,465.45                              10,691.00
 4/30/1996                 10,423.96                              10,608.00
 5/31/1996                 10,392.84                              10,606.00
 6/30/1996                 10,506.94                              10,737.00
 7/31/1996                 10,527.68                              10,761.00
 8/31/1996                 10,527.68                              10,740.00
 9/30/1996                 10,693.64                              10,916.00
10/31/1996                 10,901.08                              11,161.00
11/30/1996                 11,098.15                              11,348.00
12/31/1996                 10,969.35                              11,232.00
 1/31/1997                 11,001.61                              11,248.85
 2/28/1997                 11,023.12                              11,254.47
 3/31/1997                 10,904.82                              11,141.93
 4/30/1997                 11,044.63                              11,295.69
 5/31/1997                 11,130.66                              11,393.96
 6/30/1997                 11,227.45                              11,521.57
 7/31/1997                 11,560.83                              11,852.24
 8/31/1997                 11,431.78                              11,730.16
 9/30/1997                 11,603.85                              11,910.81
10/31/1997                 11,797.42                              12,118.05
11/30/1997                 11,840.44                              12,145.93
12/31/1997                 11,973.66                              12,249.17
 1/31/1998                 12,152.87                              12,437.58
 2/28/1998                 12,130.47                              12,397.93
 3/31/1998                 12,152.87                              12,435.32
 4/30/1998                 12,208.87                              12,490.09
 5/31/1998                 12,320.88                              12,617.81
 6/30/1998                 12,421.69                              12,764.34
 7/31/1998                 12,444.09                              12,784.17
 8/31/1998                 12,735.31                              13,127.89
 9/30/1998                 13,149.74                              13,494.11
10/31/1998                 13,037.73                              13,447.72
11/30/1998                 13,037.73                              13,449.29
12/31/1998                 13,099.34                              13,474.66
 1/31/1999                 13,169.83                              13,557.28
 2/28/1999                 12,887.87                              13,214.42
 3/31/1999                 12,970.11                              13,266.72
 4/30/1999                 13,005.36                               13296.35
 5/31/1999                 12,840.88                               13177.45
 6/30/1999                 12,758.64                               13145.13
 7/31/1999                 12,711.65                               13134.01
 8/31/1999                 12,711.65                               13136.67
 9/30/1999                 12,864.38                               13238.88
10/31/1999                 12,887.87                                13254.7
11/30/1999                 12,852.63                               13229.91
12/31/1999                 12,771.53                                13144.7
 1/31/2000                 12,685.23                               13175.77
 2/29/2000                 12,870.15                               13373.88
 3/31/2000                 13,055.07                               13638.51
 4/30/2000                 13,018.08                               13598.26
 5/31/2000                 13,005.76                               13618.37
 6/30/2000                 13,239.98                               13848.25
 7/31/2000                 13,338.60                               13989.35
 8/31/2000                 13,535.85                               14193.18
 9/30/2000                 13,609.81                               14205.98
10/31/2000                 13,720.76                               14343.93
11/30/2000                 13,967.32                               14637.08
12/31/2000                 14,240.76                               14916.94
 1/31/2001                 14,409.67                               15033.01
 2/28/2001                 14,526.61                               15216.34
 3/31/2001                 14,591.58                               15266.32
 4/30/2001                 14,435.66                                15078.3
 5/31/2001                 14,474.64                               15128.89
 6/30/2001                 14,526.61                               15207.83
 7/31/2001                 14,903.42                               15584.43
 8/31/2001                 15,072.33                               15785.74
 9/30/2001                 15,436.15                               16039.75
10/31/2001                 15,851.94                               16475.68
11/30/2001                 15,423.15                               16074.63
12/31/2001                  15225.85                               15921.05
 1/31/2002                  15362.16                               16025.22
 2/28/2002                  15525.73                               16173.63
 3/31/2002                  15157.69                               15779.71
 4/30/2002                  15552.99                               16166.15
 5/31/2002                  15648.41                               16259.56
 6/30/2002                  15839.25                               16488.81
 7/31/2002                  16166.39                               16876.64
 8/31/2002                  16493.53                               17233.55
 9/30/2002                   16875.2                               17697.61
10/31/2002                  16725.26                               17496.16
11/30/2002                  16575.32                                17329.3
12/31/2002                  16972.77                               17774.18
 1/31/2003                 16,944.22                              17,718.12
 2/28/2003                 17,229.72                              18,024.04
 3/31/2003                 17,144.07                              17,947.47
 4/30/2003                 17,243.99                              18,031.09
 5/31/2003                 17,700.79                              18,555.02
 6/30/2003                 17,572.32                              18,438.21
 7/31/2003                 16,587.35                              17,630.82
 8/31/2003                 16,744.38                              17,734.26
 9/30/2003                 17,158.35                              18,267.34
10/31/2003                 16,987.05                              17,991.35
11/30/2003                 17,044.15                              18,017.35
12/31/2003                 17,172.69                              18,177.11

AVERAGE ANNUAL TOTAL RETURN

1 Year          1.18%
5 Year          5.56%
Since inception 6.46%
(Inception date May 15, 1995)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
T. ROWE PRICE ASSOCIATES, INC.
INVESTMENT ADVISORY COMMITTEE

OBJECTIVE:

JNL/T. Rowe Price Established Growth Fund seeks as its investment objective long-term growth of capital and increasing dividend income through investment primarily in common stocks of well-established growth companies.

MONEY MANAGER COMMENTARY:

U.S. stocks rose sharply in the 12 months ended December 31, 2003. The S&P 500 Index sprinted more than 12% in the final quarter, boosting full-year results to more than 28%, and marked the first positive year for stocks since 1999. Investors bid up equities - large and small, growth and value, and nearly everything in between - buoyed by favorable economic data, stronger earnings growth, signs of job market stabilization, and rising global demand. In the large-cap universe, value shares edged growth. The market sectors with the strongest gains were information technology, consumer discretionary, and materials. The telecom services and consumer staples sectors posted positive results but lagged other sectors for the year.

For the 12-month period, the portfolio posted a strong gain that outperformed the S&P 500 Index, the style-specific Russell 1000 Growth Index, and our Lipper peer group average. Superior stock selection in the telecom services sector produced the strongest contribution to the portfolio's relative results versus the S&P 500. Vodafone and Nextel Communications were top absolute and relative performance contributors. We were significantly overweight in Nextel (up more than 140% for the year) versus the index. Vodafone released positive earnings results and news that diminished the threat of competition from Hutchinson Whampoa.

Boosted by strong stock selection, the health care sector also contributed to relative returns despite our overweight position, which limited gains. Strength came mostly from pharmaceuticals and biotechs during the period. Large-cap pharmaceuticals rallied sharply in the fourth quarter as investors sought their perceived safety near year end. Not owning Merck and eliminating Schering-Plough early in the year aided relative performance. After posting strong gains for much of 2003, biotechnology holdings, Gilead Sciences and Genentech struggled as the year progressed, but posted solid 12-month contributions.

The information technology sector was the largest drag on relative results due to stock selection in IT services and semiconductors. In general, the stocks that we held generated positive absolute returns, but lagged the technology group. Affiliated Computer Services was the tech sector's largest detractor to relative performance after struggling most of the year with contract disputes.

The economic landscape continues to improve, but we believe that there will not be dramatic gains in the U.S. or on a global basis. Demand for technology products should rebound with the economy but not enough to justify the recent tremendous gains in some of these stocks. Business conditions for advertising and media companies, as well as selected financial and retail stocks whose business strategies protect them from rising interest rates, look promising. We think investors will begin to focus on larger growth companies with attractive valuations that can report consistent and sustainable 10% to 13% earnings gains
- these are the companies that can flourish in a modestly growing economy.

JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
[GRAPH OMITTED]
                    JNL/T.Rowe Price
Date             Established Growth Fund   S&P 500 Index
 5/15/1995                10,000.00         10,000.00
 5/31/1995                10,230.00         10,130.00
 6/30/1995                10,760.00         10,356.00
 7/31/1995                11,210.00         10,694.00
 8/31/1995                11,230.00         10,726.00
 9/30/1995                11,720.00         11,179.00
10/31/1995                11,570.00         11,139.00
11/30/1995                11,820.00         11,627.00
12/31/1995                12,145.59         11,851.00
 1/31/1996                12,766.41         12,254.00
 2/29/1996                12,834.14         12,368.00
 3/31/1996                12,822.85         12,487.00
 4/30/1996                13,116.33         12,671.00
 5/31/1996                13,387.24         12,996.00
 6/30/1996                13,375.95         13,046.00
 7/31/1996                12,879.29         12,469.00
 8/31/1996                13,240.50         12,732.00
 9/30/1996                14,019.35         13,448.00
10/31/1996                14,166.09         13,819.00
11/30/1996                15,080.39         14,862.00
12/31/1996                14,889.64         14,568.00
 1/31/1997                15,589.08         15,477.04
 2/28/1997                15,612.78         15,597.76
 3/31/1997                14,948.92         14,958.26
 4/30/1997                15,636.49         15,849.77
 5/31/1997                16,691.57         16,813.43
 6/30/1997                17,509.55         17,566.68
 7/31/1997                18,706.89         18,963.23
 8/31/1997                17,711.09         17,901.29
 9/30/1997                18,730.60         18,882.28
10/31/1997                18,185.28         18,251.61
11/30/1997                18,849.15         19,096.66
12/31/1997                19,277.00         19,424.43
 1/31/1998                19,597.87         19,639.25
 2/28/1998                21,189.89         21,055.75
 3/31/1998                22,226.56         22,133.99
 4/30/1998                22,399.33         22,417.75
 5/31/1998                21,856.32         21,996.30
 6/30/1998                22,596.79         22,862.95
 7/31/1998                22,374.65         22,620.12
 8/31/1998                18,906.76         19,352.80
 9/30/1998                19,968.11         20,592.62
10/31/1998                21,621.83         22,266.16
11/30/1998                22,967.03         23,615.11
12/31/1998                24,632.53         24,975.06
 1/31/1999                24,955.63         26,019.44
 2/28/1999                24,309.44         25,211.07
 3/31/1999                25,188.25         26,219.74
 4/30/1999                26,041.22       27235.12086
 5/31/1999                25,317.49       26591.99072
 6/30/1999                26,713.25          28067.79
 7/31/1999                25,950.75          27191.38
 8/31/1999                25,692.28          27056.91
 9/30/1999                25,162.40          26315.12
10/31/1999                26,687.40           27980.4
11/30/1999                27,682.52          28549.21
12/31/1999                29,994.80          30230.62
 1/31/2000                28,944.29          28711.77
 2/29/2000                30,050.09          28168.23
 3/31/2000                32,482.85          30923.95
 4/30/2000                31,404.70           29993.6
 5/31/2000                30,354.19           29378.2
 6/30/2000                32,344.63          30102.43
 7/31/2000                31,888.48          29631.78
 8/31/2000                34,348.89          31472.32
 9/30/2000                32,648.72          29810.74
10/31/2000                32,220.22          29684.73
11/30/2000                29,027.23          27344.42
12/31/2000                29,894.16          27478.21
 1/31/2001                30,835.33          28453.11
 2/28/2001                27,820.39          25858.67
 3/31/2001                25,395.68           24220.5
 4/30/2001                28,059.67          26102.68
 5/31/2001                28,298.95          26277.59
 6/30/2001                27,597.06          25638.02
 7/31/2001                27,038.74          25385.59
 8/31/2001                25,299.97          23796.45
 9/30/2001                23,497.38          21874.84
10/31/2001                24,406.65          22291.95
11/30/2001                26,336.85          24001.92
12/31/2001                 26834.73          24212.56
 1/31/2002                 25891.19          23873.58
 2/28/2002                 25347.46          23413.21
 3/31/2002                 26450.92          24293.75
 4/30/2002                 24931.67          22820.87
 5/31/2002                 24547.86          22652.75
 6/30/2002                 22468.89          21039.24
 7/31/2002                 20805.71          19399.04
 8/31/2002                  21237.5          19526.32
 9/30/2002                 19030.59          17404.18
10/31/2002                  20821.7          18936.08
11/30/2002                 21845.19          20050.62
12/31/2002                 20574.57          18861.96
 1/31/2003                 20206.31         18,367.83
 2/28/2003                 19918.11         18,092.24
 3/31/2003                 20206.31         18,267.91
 4/30/2003                  21887.5         19,772.72
 5/31/2003                 23104.36         20,814.48
 6/30/2003                 23472.62         21,079.91
 7/31/2003                 23920.94         21,451.63
 8/31/2003                 24321.23         21,869.92
 9/30/2003                 24049.03         21,637.81
10/31/2003                 25217.86         22,861.67
11/30/2003                 25538.09         23,062.80
12/31/2003                 26857.91         24,272.52

AVERAGE ANNUAL TOTAL RETURN

1 Year          30.54%
5 Year          1.74%
Since inception 12.12%
(Inception date May 15, 1995)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
JNL/T.ROWE PRICE MID-CAP GROWTH FUND
T. ROWE PRICE ASSOCIATES, INC.
INVESTMENT ADVISORY COMMITTEE

OBJECTIVE:

JNL/T.Rowe Price Mid-Cap Growth Fund seeks as its investment objective long-term growth of capital by investing primarily in the common stock of companies with medium-sized market capitalizations ("mid-cap") and the potential for above average growth.

MONEY MANAGER COMMENTARY:

U.S. stocks bounced back from a three-year bear market in 2003, with several major indexes finishing the year at their highest levels in nearly two years. After a dismal first quarter blanketed by concern about a double-dip recession and pending war with Iraq, the market began to climb in late March in the midst of the war. A new round of tax cuts and a late-June reduction in the fed funds target rate encouraged investors that the economy would begin to improve. The rally accelerated as the year progressed, aided by stronger corporate earnings growth, mounting evidence of a self-sustaining economic recovery, and repeated assurances from Federal Reserve officials that short-term interest rates could remain low "for a considerable period" due to low inflation. Rising commodity prices were a boon for energy and various industrial and materials companies. Small- and mid-cap shares outperformed large-caps by a substantial margin for the year, and growth outperformed value for the first time in years, led by technology stocks.

JNL/T. Rowe Price Mid-Cap Growth Fund posted a very strong return for the year, outpacing the broad S&P MidCap 400 Index but modestly trailing the aggressive-growth-oriented Russell Midcap Growth Index.

Omnicare, the undisputed leader in pharmacy services for long-term care institutions such as nursing homes, rose steadily throughout the year as the company continued to execute well. Omnicare has gained market share and is assimilating recent acquisitions, which should soon begin boosting earnings. Wireless communications service provider Nextel Communications, which continues to show business strength with new subscriber additions and the success of its Nationwide Direct Connect product. Discount consumer electronics leader Best Buy, which bounced back from depressed levels early in the year on the strength of robust demand for the latest products, such as computers and digital cameras.

Shares of weight loss services provider Weight Watchers fell due to a lack of near-term visibility for the company's new program innovation in North America and the emerging popularity of low-carbohydrate diets. As the new program gains traction, it is expected to drive growth. Data processor and insurance wholesaler BISYS Group, which delivered a series of earnings disappointments and warnings, causing a serious loss of confidence in management. We eliminated our position. Biotechnology company Vertex Pharmaceuticals, which fell sharply on the news that it had voluntarily halted trials on its promising experimental rheumatoid arthritis treatment.

The U.S. economy has made significant progress clearing through the debris left by the collapse of the late 1990s bubble and building a new foundation from which to grow. We expect strong GDP growth in 2004, though at a slower pace than in the last half of 2003. Enormous productivity gains (the third quarter increase was the largest in 20 years), continued low inflation, a rebound in business capital spending, and recent job gains are all favorable for growth and for the financial markets. However, imbalances from the bubble years remain, and new concerns are cropping up: profligate fiscal and monetary policies, a weak U.S. dollar, and the prospect that these factors, along with stronger economic growth, will create upward pressure on interest rates. Overall, prospects for equities in 2004 are favorable. Mid-caps have outperformed large-caps for nearly five years and no longer trade at a substantial valuation discount as in 1999. We believe the current mid-cap outperformance cycle could last three to four more years and drive mid-cap valuations to a significant premium over large-caps. Yet with the dollar slipping on the heels of a strong run for mid-caps in 2003, a pause in the superior performance of mid-caps should not be unexpected.

JNL/T. ROWE PRICE MID-CAP GROWTH FUND
[GRAPH OMITTED]
                       JNL/T.Rowe Price
Date                  Mid-Cap Growth Fund        S&P MidCap 400 Index
 5/15/1995                 10,000.00                   10,000.00
 5/31/1995                 10,020.00                   10,009.00
 6/30/1995                 10,740.00                   10,417.00
 7/31/1995                 11,460.00                   10,959.00
 8/31/1995                 11,780.00                   11,161.00
 9/30/1995                 12,230.00                   11,432.00
10/31/1995                 12,120.00                   11,138.00
11/30/1995                 12,580.00                   11,622.00
12/31/1995                 12,921.52                   11,593.00
 1/31/1996                 12,921.52                   11,761.00
 2/29/1996                 13,672.41                   12,160.00
 3/31/1996                 14,006.13                   12,306.00
 4/30/1996                 14,433.72                   12,683.00
 5/31/1996                 14,850.88                   12,854.00
 6/30/1996                 14,496.30                   12,661.00
 7/31/1996                 13,724.55                   11,807.00
 8/31/1996                 14,548.44                   12,489.00
 9/30/1996                 15,236.75                   13,034.00
10/31/1996                 15,007.32                   13,072.00
11/30/1996                 15,737.35                   13,807.00
12/31/1996                 15,954.83                   12,823.00
 1/31/1997                 16,094.13                   13,303.86
 2/28/1997                 15,847.68                   13,194.77
 3/31/1997                 14,904.75                   12,632.67
 4/30/1997                 15,001.18                   12,959.86
 5/31/1997                 16,372.72                   14,092.55
 6/30/1997                 16,929.91                   14,488.55
 7/31/1997                 17,819.26                   15,921.47
 8/31/1997                 17,819.26                   15,902.36
 9/30/1997                 18,901.49                   16,816.75
10/31/1997                 17,947.84                   16,085.22
11/30/1997                 18,065.71                   16,323.28
12/31/1997                 18,860.33                   17,994.00
 1/31/1998                 18,882.04                   17,651.52
 2/28/1998                 20,630.18                   19,113.60
 3/31/1998                 21,900.57                   20,011.93
 4/30/1998                 21,857.13                   20,376.61
 5/31/1998                 20,934.20                   19,440.60
 6/30/1998                 21,998.29                   19,545.58
 7/31/1998                 21,031.93                   18,787.52
 8/31/1998                 16,916.75                   15,293.12
 9/30/1998                 18,035.12                   16,720.17
10/31/1998                 19,663.82                   18,211.69
11/30/1998                 20,467.31                   19,120.52
12/31/1998                 22,913.72                   21,428.83
 1/31/1999                   23261.4                   20,592.31
 2/28/1999                  21769.71                   19,514.00
 3/31/1999                  22745.48                   20,059.26
 4/30/1999                  23553.01                    21641.48
 5/31/1999                  24282.03                    21735.31
 6/30/1999                  25504.55                    22899.17
 7/31/1999                  25583.06                    22408.51
 8/31/1999                  24248.39                    21640.24
 9/30/1999                  23676.38                    20972.12
10/31/1999                  24573.64                    22040.81
11/30/1999                  25549.41                    23197.56
12/31/1999                  28415.01                    24576.05
 1/31/2000                  27204.59                    23883.77
 2/29/2000                  29217.97                    25555.51
 3/31/2000                  31219.36                    27694.33
 4/30/2000                  29697.34                    26726.25
 5/31/2000                  29026.22                    26394.71
 6/30/2000                  29984.97                    26782.32
 7/31/2000                  29529.56                    27205.48
 8/31/2000                  32681.46                    30243.02
 9/30/2000                  31686.75                    30035.95
10/31/2000                   31423.1                    29017.49
11/30/2000                  28247.23                    26827.13
12/31/2000                  30450.59                    28879.54
 1/31/2001                  31657.19                    29523.93
 2/28/2001                  29243.98                    27839.03
 3/31/2001                  26389.64                    25769.37
 4/30/2001                  29905.67                    28612.09
 5/31/2001                   30294.9                    29278.43
 6/30/2001                  30268.95                    29160.15
 7/31/2001                  29905.67                    28725.75
 8/31/2001                  28283.89                    27786.19
 9/30/2001                  24754.89                    24329.92
10/31/2001                   26259.9                    25406.91
11/30/2001                   28530.4                    27297.36
12/31/2001                  29996.49                    28705.85
 1/31/2002                  28971.52                    28547.97
 2/28/2002                  28231.99                    28583.02
 3/31/2002                  30165.15                    30626.34
 4/30/2002                   29334.8                    30483.13
 5/31/2002                  29269.93                    29969.03
 6/30/2002                  26752.92                    27775.45
 7/31/2002                  23794.79                    25084.45
 8/31/2002                  23626.13                    25210.95
 9/30/2002                   21524.3                    23179.96
10/31/2002                  22990.39                    24184.16
11/30/2002                  24612.17                    25582.97
12/31/2002                  23418.54                    24544.41
 1/31/2003                  23029.31                   23,827.22
 2/28/2003                  22601.16                   23,259.70
 3/31/2003                  23081.21                   23,455.87
 4/30/2003                  24845.71                   25,158.37
 5/31/2003                  26986.46                   27,243.72
 6/30/2003                  27687.07                   27,590.54
 7/31/2003                  28776.91                   28,570.00
 8/31/2003                  29814.85                   29,865.45
 9/30/2003                  28867.73                   29,408.27
10/31/2003                  31112.28                   31,632.18
11/30/2003                  31799.91                   32,734.41
12/31/2003                  32457.63                   33,286.73

AVERAGE ANNUAL TOTAL RETURN

1 Year          38.60%
5 Year          7.20%
Since inception 14.60%
(Inception date May 15, 1995)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[INSERT LOGO]
THE JNL/T.ROWE PRICE VALUE FUND
T. ROWE PRICE ASSOCIATES, INC.
INVESTMENT ADVISORY COMMITTEE

OBJECTIVE:

The JNL/T.Rowe Price Value Fund seeks as its investment objective to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

MONEY MANAGER COMMENTARY:

U.S. stocks bounced back from a three-year bear market in 2003, with several major indexes finishing the year at their highest levels in nearly two years. After a dismal first quarter blanketed by concern about a double-dip recession and pending war with Iraq, the market began to climb in late March in the midst of the war. A new round of tax cuts and a late-June reduction in the fed funds target rate encouraged investors that the economy would begin to improve. The rally accelerated as the year progressed, aided by stronger corporate earnings growth, mounting evidence of a self-sustaining economic recovery, and repeated assurances from Federal Reserve officials that short-term interest rates could remain low "for a considerable period" due to low inflation. Rising commodity prices were a boon for energy and various industrial and materials companies.

Small- and mid-cap shares outperformed large-caps by a substantial margin for the year. Though growth outperformed value substantially among small- and mid-caps, value edged out growth for the year among large-caps. Most S&P 500 sectors rose strongly, led by information technology, consumer discretionary, and materials. Consumer staples, telecommunications services, and health care gained more modestly.

The fund posted a strong result for 2003, in line with the Russell 1000 Value Index. Positive stock selection, particularly in financials and information technology, aided results. Overweighting the strong industrials sector and underweighting telecommunications services was also positive. Overweighting pharmaceuticals detracted from results versus the benchmark.

Bank stocks were among our top contributors for the year, led by FleetBoston Financial (which agreed to be acquired by BankAmerica at a significant premium), U.S. Bancorp, and Comerica. In the strong industrials sector, results were boosted by gains in Cooper Industries, which posted better-than-expected sales in the final period of the year, and Rockwell Automation and Honeywell International, which were helped by a better outlook for defense spending and improved sentiment toward the aerospace industry.

Stock selection in technology was aided by Motorola, which was boosted by the resignation of the founder's grandson as CEO, and Texas Instruments, which nearly doubled for the year on strong results in its semiconductor division.

Continued concern about generic competition and limited product pipelines weighed on Merck and Schering-Plough, which detracted from results. We believe these pharmaceutical leaders have good business models and attractive valuations relative to the market, as well as strong and safe dividend yields.

The positive impact of overweighting consumer discretionary was partially offset by negative stock selection. Eastman Kodak, despite a strong fourth quarter, was a detractor for the year, as was Sony, which posted disappointing earnings.

Insurer UnumProvident was a notable detractor for the year after a first quarter setback. However, company performance and the share price recovered somewhat during the year, ending down just 8%.

Last year was a recovery year for the stock market, characterized by significant expansion of price/earnings multiples. We believe that some stocks have gotten ahead of themselves, and anticipate that some will pull back in 2004 as they play "catch up" with their valuations.

We are rotating into more defensive names, increasing exposure to steady growth multinationals as well as to health care and energy stocks. However, the portfolio retains a significant amount of economic sensitivity. We are optimistic for 2004, but we do not expect the magnitude of positive returns that we saw in 2003

JNL/T. ROWE PRICE VALUE FUND
[GRAPH OMITTED]

Date            JNL/T.Rowe Price Value Fund          Russell 1000 Value Index
  5/1/2000                  10,000.00                        10,000
 5/31/2000                  10,160.00                         9,975
 6/30/2000                   9,650.00                         9,492
 7/31/2000                   9,740.00                         9,606
 8/31/2000                  10,370.00                        10,119
 9/30/2000                  10,210.00                        10,197
10/31/2000                  10,780.00                        10,436
11/30/2000                  10,600.00                        10,028
12/31/2000                  11,253.68                        10,517
 1/31/2001                  11,799.19                        10,542
 2/28/2001                  11,526.44                        10,228
 3/31/2001                  11,102.15                         9,857
 4/30/2001                  11,718.38                        10,327
 5/31/2001                  12,031.54                        10,537
 6/30/2001                  11,738.58                        10,292
 7/31/2001                  11,698.17                        10,257
 8/31/2001                  11,374.91                         9,823
 9/30/2001                  10,192.97                         9,120
10/31/2001                  10,243.48                         9,028
11/30/2001                  11,112.26                         9,532
12/31/2001                   11340.93                         9,740
 1/31/2002                   11289.89                         9,649
 2/28/2002                   11371.56                         9,644
 3/31/2002                   11902.36                        10,089
 4/30/2002                   11453.22                         9,729
 5/31/2002                    11555.3                         9,758
 6/30/2002                   10595.76                         9,183
 7/31/2002                    9462.69                         8,314
 8/31/2002                     9605.6                         8,354
 9/30/2002                    8595.02                         7,412
10/31/2002                    9074.79                         7,942
11/30/2002                    9942.46                         8,419
12/31/2002                    9431.59                         8,036
 1/31/2003                   9,145.16                      7,826.97
 2/28/2003                   8,756.44                      7,597.78
 3/31/2003                   8,746.21                      7,595.84
 4/30/2003                   9,533.88                      8,247.79
 5/31/2003                  10,178.34                      8,757.47
 6/30/2003                  10,311.33                      8,852.50
 7/31/2003                  10,526.15                      8,963.74
 8/31/2003                  10,894.41                      9,082.92
 9/30/2003                  10,700.05                      8,977.85
10/31/2003                  11,364.96                      9,506.75
11/30/2003                  11,487.72                      9,613.23
12/31/2003                  12,258.49                     10,184.27

AVERAGE ANNUAL TOTAL RETURN

1 Year          29.97%
Since inception 5.70%
(Inception date May 1, 2000)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.


JNL/AIM Large Cap Growth Fund
Common Stocks - 96.3%
                                                                      SHARES        VALUE
Aerospace & Defense - 1.1%
              United Technologies Corp.                                   4          398
Apparel - 2.3%
              Coach Inc. (b)                                             16          589
              NIKE Inc.                                                   4          240
                                                                                     829
Banks - 0.2%
              Popular Inc.                                                2           85

Biotechnology - 2.0%
              Genentech Inc. (b)                                          8          729
Commercial Services - 5.2%
              Accenture Ltd. (b)                                         12          326
              Apollo Group Inc. (b)                                       8          510
              Cendant Corp. (b)                                          48        1,060
                                                                                   1,896
Computers - 5.6%
              Dell Inc. (b)                                              25          859
              EMC Corp. (b)                                              67          862
              Network Appliance Inc. (b)                                 15          302
                                                                                   2,023
Cosmetics & Personal Care - 1.7%
              Avon Products Inc.                                          9          627

Diversified Financial Services - 6.8%
              American Express Co.                                        8          395
              Ameritrade Holding Corp. (b)                               22          310
              Capital One Financial Corp.                                 4          215
              Citigroup Inc.                                             15          733
              MBNA Corp.                                                  9          219
              SLM Corp.                                                  16          588
                                                                                   2,460
Entertainment - 2.5%
              International Game Technology                              26          924

Healthcare - 14.0%
              Alcon Inc.                                                  5          285
              Boston Scientific Corp. (b)                                27        1,000
              Guidant Corp.                                              12          740
              St. Jude Medical Inc. (b)                                   4          258
              Stryker Corp.                                               5          400
              UnitedHealth Group Inc.                                    26        1,485
              Zimmer Holdings Inc. (b)                                   13          936
                                                                                   5,104
Household Products - 1.8%
              Fortune Brands Inc.                                         9          643

Internet - 6.1%
              Amazon.Com Inc. (b)                                        17          908
              Symantec Corp. (b)                                         11          374
              Yahoo! Inc. (b)                                            21          945
                                                                                   2,227
Machinery - 1.8%
              Rockwell Automation Inc.                                   19          662

Manufacturing - 2.2%
              3M Co.                                                      7          578
              Dover Corp.                                                 6          235
                                                                                     813
Pharmaceuticals - 2.5%
              Caremark Rx Inc. (b)                                       13          339
              Mylan Laboratories Inc.                                    15          366
              Teva Pharmaceutical Industries Ltd. - ADR                   4          221
                                                                                     926
Retail - 9.2%
              AutoNation Inc. (b)                                        12          219
              Bed Bath & Beyond Inc. (b)                                  8          355
              Dollar General Corp.                                       14          296
              Gap Inc.                                                   27          631
              Home Depot Inc.                                            14          493
              Lowe's Cos. Inc.                                            9          521
              Staples Inc. (b)                                           22          600
              Starbucks Corp. (b)                                         7          235
                                                                                   3,350
Savings & Loans - 3.1%
              Golden West Financial Corp.                                 6          579
              New York Community Bancorp. Inc.                           14          529
                                                                                   1,108
Semiconductors - 7.9%
              Altera Corp. (b)                                           12          268
              Analog Devices Inc. (b)                                     7          297
              Applied Materials Inc. (b)                                 17          370
              Intel Corp.                                                54        1,732
              QLogic Corp. (b)                                            4          212
                                                                                   2,879
Software - 11.1%
              Adobe Systems Inc.                                          9          369
              Electronic Arts Inc. (b)                                    5          239
              IMS Health Inc.                                            22          539
              Microsoft Corp.                                            46        1,261
              Oracle Corp. (b)                                           18          239
              SAP AG - ADR                                               10          395
              Veritas Software Corp. (b)                                 27          985
                                                                                   4,027
Telecommunications Equipment - 6.4%
              Cisco Systems Inc. (b)                                     69        1,667
              Corning Inc. (b)                                           25          264
              Juniper Networks Inc. (b)                                  22          402
                                                                                   2,333
Wireless Telecommunications - 2.8%
              Nextel Communications Inc. (b)                             36        1,019
              Total Common Stocks (cost $30,889)                                  35,062

Short Term Investments - 6.6%
 Money Market Funds - 6.6%
              Dreyfus Cash Management Plus, 0.898% (a)                1,797        1,797
              Dreyfus Government Cash Management, 0.893% (a)            611          611

              Total Short Term Investments (cost $2,408)                           2,408

Total Investments - 102.9% (cost $33,297)                            37,470

Other Assets and Liabilities, Net -  (2.9%)                          -1,049
Total Net Assets - 100%                                              36,421


JNL/AIM Premier Equity II Fund
Common Stocks - 96.1%
Advertising - 1.6%
              Omnicom Group Inc.                                          4          376
Aerospace & Defense - 1.4%
              Lockheed Martin Corp.                                       4          181
              United Technologies Corp.                                   2          142
                                                                                     323
Airlines - 0.5%
              Ryanair Holdings Plc - ADR (b)                              2          122
Apparel - 1.3%
              Coach Inc. (b)                                              9          321

Banks - 4.9%
              Bank of America Corp.                                       6          483
              Bank of New York Co. Inc.                                   9          295
              US Bancorp.                                                 4          104
              Wells Fargo & Co.                                           5          277
                                                                                   1,159
Beverages - 3.1%
              Anheuser-Busch Cos. Inc.                                    4          216
              Coca-Cola Co.                                               6          289
              PepsiCo Inc.                                                5          224
                                                                                     729
Biotechnology - 1.5%
              Amgen Inc. (b)                                              6          352

Building Materials - 0.5%
              American Standard Cos. Inc. (b)                             1          126

Chemicals - 0.9%
              Dow Chemical Co.                                            2           87
              E.I. du Pont de Nemours & Co.                               3          133
                                                                                     220
Commercial Services - 3.4%
              Accenture Ltd. (b)                                          9          234
              Cendant Corp. (b)                                          10          214
              Paychex Inc.                                                4          156
              Robert Half International Inc. (b)                          9          203
                                                                                     807
Computers - 4.9%
              Affiliated Computer Services Inc. - Class A (b)             3          174
              Dell Inc. (b)                                              13          441
              Diebold Inc.                                                3          162
              International Business Machines Corp.                       4          389
                                                                                   1,166
Cosmetics & Personal Care - 2.5%
              Colgate-Palmolive Co.                                       3          125
              Procter & Gamble Co.                                        5          469
                                                                                     594
Distribution & Wholesale - 1.4%
              CDW Corp.                                                   6          329

Diversified Financial Services - 11.9%
              American Express Co.                                        4          198
              Citigroup Inc.                                             16          772
              Fannie Mae                                                  7          525
              Freddie Mac                                                 2          117
              Goldman Sachs Group Inc.                                    4          365
              Merrill Lynch & Co. Inc.                                    6          369
              Morgan Stanley                                              7          382
              SLM Corp.                                                   3           94
                                                                                   2,822
Electronics - 1.3%
              Agilent Technologies Inc. (b)                               7          193
              Fisher Scientific International (b)                         3          120
                                                                                     313
Engineering & Construction - 1.4%
              Jacobs Engineering Group Inc. (b)                           7          331
Environmental Control - 1.0%
              Waste Management Inc.                                       8          228
Healthcare - 2.8%
              Anthem Inc. (b)                                             4          315
              Guidant Corp.                                               2          108
              HCA Inc.                                                    3          142
              St. Jude Medical Inc. (b)                                   2          110
                                                                                     675
Household Products - 0.8%
              Clorox Co.                                                  4          180
Insurance - 4.4%
              AMBAC Financial Group Inc.                                  2          146
              American International Group Inc.                           8          530
              Chubb Corp.                                                 2          143
              Willis Group Holdings Ltd.                                  7          235
                                                                                   1,054
Lodging - 0.5%
              Starwood Hotels & Resorts Worldwide Inc.                    3          108
Manufacturing - 8.0%
              Danaher Corp.                                               5          459
              Dover Corp.                                                 2           72
              General Electric Co.                                       27          824
              Ingersoll-Rand Co. - Class A                                2          129
              SPX Corp. (b)                                               2           94
              Tyco International Ltd.                                    12          315
                                                                                   1,893
Media - 4.5%
              Clear Channel Communications Inc.                           2          108
              Comcast Corp. - Special Class A (b)                        13          404
              COX Communications Inc. (b)                                 3          114
              Univision Communications Inc. (b)                           5          194
              Viacom Inc. - Class B                                       5          240
                                                                                   1,060
Mining - 0.4%
              Alcoa Inc.                                                  2           84
Oil & Gas Producers - 4.1%
              BP Plc - ADR                                                5          257
              ConocoPhillips                                              3          177
              Exxon Mobil Corp.                                          12          492
              GlobalSantaFe Corp.                                         2           50
                                                                                     976
Oil & Gas Services - 1.0%
              BJ Services Co. (b)                                         2           68
              Halliburton Co.                                             4          112
              Schlumberger Ltd.                                           1           60
                                                                                     240
Packaging & Containers - 1.5%
              Pactiv Corp. (b)                                           15          347

Pharmaceuticals - 5.6%
              Allergan Inc.                                               2          169
              Eli Lilly & Co.                                             1           91
              Pfizer Inc.                                                20          717
              Teva Pharmaceutical Industries Ltd. - ADR                   2          108
              Wyeth                                                       6          242
                                                                                   1,327
Retail - 6.9%
              Advance Auto Parts (b)                                      3          228
              Home Depot Inc.                                             5          192
              McDonald's Corp.                                            4          107
              Staples Inc. (b)                                            4          120
              Target Corp.                                                4          165
              Wal-Mart de Mexico SA de CV - Series C                    118          314
              Wal-Mart Stores Inc.                                        5          249
              Williams-Sonoma Inc. (b)                                    4          129
              Yum! Brands Inc. (b)                                        4          144
                                                                                   1,648
Semiconductors - 4.0%
              Analog Devices Inc. (b)                                     6          283
              Intel Corp.                                                15          477
              Microchip Technology Inc.                                   6          190
                                                                                     950
Software - 6.6%
              BEA Systems Inc. (b)                                       11          134
              Computer Associates International Inc.                      6          164
              Microsoft Corp.                                            28          782
              Oracle Corp. (b)                                            7           95
              SAP AG - ADR                                                6          237
              Veritas Software Corp. (b)                                  5          167
                                                                                   1,579
Telecommunications Equipment - 1.0%
              Cisco Systems Inc. (b)                                     10          248

Textiles - 0.3%
              Cintas Corp.                                                1           70

Transportation - 0.4%
              FedEx Corp.                                                 1           84
              Total Common Stocks (cost $20,219)                                  22,841

Short Term Investments - 5.4%
Money Market Funds - 4.8%
              Dreyfus Cash Management Plus, 0.898% (a)                1,140        1,140
U.S. Treasury Bills - 0.6%
              U.S. Treasury Bill, 0.885%, 03/18/04 (l)                  150          150
              Total Short Term Investments (cost $1,290)                           1,290

Total Investments - 101.5% (cost $21,509)                            24,131
Other Assets and Liabilities, Net -  (1.5%)                            -354
Total Net Assets - 100%                                              23,777

JNL/AIM Small Cap Growth Fund
Common Stocks - 90.4%
Advertising - 0.6%
              Getty Images Inc. (b)                                       6          286

Aerospace & Defense - 0.5%
              Engineered Support Systems Inc.                             4          238

Airlines - 0.3%
              Frontier Airlines Inc. (b)                                 10          140
Apparel - 0.3%
              Quiksilver Inc. (b)                                         6          112
Banks - 2.9%
              East-West Bancorp. Inc.                                     4          215
              Greater Bay Bancorp.                                        5          130
              Investors Financial Services Corp.                          3          123
              PrivateBancorp Inc.                                         3          146
              Prosperity Bancshares Inc.                                  6          128
              Silicon Valley Bancshares (b)                               5          188
              Southwest Bancorp. of Texas Inc.                            4          159
              UCBH Holdings Inc.                                          5          195
                                                                                   1,284
Biotechnology - 3.4%
              Affymetrix Inc. (b)                                         5          130
              Charles River Laboratories International Inc. (b)           5          175
              Ciphergen Biosystems Inc. (b)                              10          117
              Digene Corp. (b)                                            6          233
              Genencor International Inc. (b)                             7          109
              Harvard Bioscience Inc. (b)                                14          123
              Integra LifeSciences Holdings Corp. (b)                     5          146
              Invitrogen Corp. (b)                                        4          252
              Martek Biosciences Corp. (b)                                4          227
                                                                                   1,512
Building Materials - 0.3%
              Trex Co. Inc. (b)                                           4          141
Chemicals - 0.3%
              Spartech Corp.                                              5          111
Commercial Services - 7.2%
              Administaff Inc. (b)                                       12          200
              Advisory Board Co. (b)                                      5          175
              Alliance Data Systems Corp. (b)                             5          133
              Charles River Associates Inc. (b)                           5          154
              Corinthian Colleges Inc. (b)                                4          200
              Corporate Executive Board Co. (b)                           6          270
              CoStar Group Inc. (b)                                       7          279
              Education Management Corp. (b)                              6          189
              Euronet Worldwide Inc. (b)                                 14          248
              Forrester Research Inc. (b)                                 8          134
              Icon Plc - ADR (b)                                          5          227
              Iron Mountain Inc. (b)                                      3          117
              Kroll Inc. (b)                                              5          130
              PDI Inc. (b)                                                6          150
              Steiner Leisure Ltd. (b)                                    6           83
              Strayer Education Inc.                                      2          174
              Sylvan Learning Systems Inc. (b)                            5          150
              Wireless Facilities Inc. (b)                                9          134
                                                                                   3,147
Computers - 3.9%
              Anteon International Corp. (b)                              5          187
              CACI International Inc. - Class A (b)                       4          185
              Cognizant Technology Solutions Corp. (b)                    5          205
              Cray Inc. (b)                                               9           90
              Kronos Inc. (b)                                             3          109
              Lexar Media Inc. (b)                                       10          176
              Magma Design Automation Inc. (b)                            6          135
              M-Systems Flash Disk Pioneers Ltd. (b)                      8          130
              Neoware Systems Inc. (b)                                    6           85
              NetScreen Technologies Inc. (b)                             6          156
              Sandisk Corp. (b)                                           2          135
              Stratasys Inc. (b)                                          4          120
                                                                                   1,713
Distribution & Wholesale - 1.1%
              Fastenal Co.                                                2          110
              ScanSource Inc. (b)                                         4          173
              Tech Data Corp. (b)                                         5          183
                                                                                     466
Diversified Financial Services - 1.7%
              Affiliated Managers Group Inc. (b)                          2          160
              Doral Financial Corp.                                       4          123
              eSPEED Inc. (b)                                             8          176
              Jefferies Group Inc.                                        5          172
              Knight Trading Group Inc. (b)                               8          116
                                                                                     747
Electrical Components & Equipment - 0.5%
              Wilson Greatbatch Technologies Inc. (b)                     5          216
Electronics - 6.3%
              Cymer Inc. (b)                                              5          240
              Daktronics Inc. (b)                                         7          164
              FEI Co. (b)                                                 8          182
              Fisher Scientific International (b)                         3          124
              Flir Systems Inc. (b)                                       6          212
              Ii-Vi Inc. (b)                                              6          150
              Imax Corp. (b)                                             18          142
              Keithley Instruments Inc.                                   8          154
              PerkinElmer Inc.                                            8          142
              Photon Dynamics Inc. (b)                                    7          262
              Tektronix Inc.                                              6          202
              Trimble Navigation Ltd. (b)                                 9          320
              TTM Technologies Inc. (b)                                  11          189
              Varian Inc. (b)                                             7          271
                                                                                   2,754
Entertainment - 1.7%
              Alliance Gaming Corp. (b)                                   8          202
              Macrovision Corp. (b)                                       9          199
              Penn National Gaming Inc. (b)                               6          134
              Shuffle Master Inc. (b)                                     6          197
                                                                                     732
Environmental Control - 1.4%
              Stericycle Inc. (b)                                         5          238
              Tetra Tech Inc. (b)                                         9          214
              Waste Connections Inc. (b)                                  5          170
                                                                                     622
Food - 1.6%
              Performance Food Group Co. (b)                              5          188
              SunOpta Inc. (b)                                           12          112
              United Natural Foods Inc. (b)                               7          262
              Whole Foods Market Inc.                                     2          154
                                                                                     716
Healthcare - 8.6%
              Advanced Neuromodulation Systems Inc. (b)                   4          186
              American Medical Systems Holdings Inc. (b)                  4           83
              Amsurg Corp. (b)                                            3          129
              Bruker BioSciences Corp. (b)                               15           68
              Closure Medical Corp. (b)                                   6          187
              Covance Inc. (b)                                            6          169
              Cyberonics Inc. (b)                                         5          166
              Cytyc Corp. (b)                                            13          172
              DaVita Inc. (b)                                             4          144
              Diagnostic Products Corp.                                   3          115
              Gen-Probe Inc. (b)                                          6          219
              ICU Medical Inc. (b)                                        4          120
              LifePoint Hospitals Inc. (b)                                7          211
              Odyssey HealthCare Inc. (b)                                 7          217
              OraSure Technologies Inc. (b)                              15          116
              Pediatrix Medical Group Inc. (b)                            3          138
              ResMed Inc. (b)                                             4          170
              Steris Corp. (b)                                            7          156
              Techne Corp. (b)                                            5          178
              Therasense Inc. (b)                                        10          210
              Triad Hospitals Inc. (b)                                    5          170
              VISX Inc. (b)                                               8          188
              Wright Medical Group Inc. (b)                               5          137
              Zoll Medical Corp. (b)                                      4          135
                                                                                   3,784
Home Builders - 0.3%
              Toll Brothers Inc. (b)                                      3          127
Home Furnishings - 0.3%
              Tivo Inc. (b)                                              18          132
Household Products - 0.3%
              Fossil Inc. (b)                                             4          122
Insurance - 0.9%
              HCC Insurance Holdings Inc.                                 5          162
              Navigators Group Inc. (b)                                   4          123
              ProAssurance Corp. (b)                                      4          122
                                                                                     407
Internet - 4.3%
              Aquantive Inc. (b)                                         14          141
              Avocent Corp. (b)                                           6          215
              CNET Networks Inc. (b)                                     14           94
              Digital Insight Corp. (b)                                   6          157
              DoubleClick Inc. (b)                                       13          130
              eResearch Technology Inc. (b)                               5          135
              Internet Security Systems Inc. (b)                          9          164
              Interwoven Inc. (b)                                         9          114
              Macromedia Inc. (b)                                        12          205
              Netease.com - ADR (b)                                       2           85
              Netegrity Inc. (b)                                         14          142
              Network Associates Inc. (b)                                 9          136
              Websense Inc. (b)                                           6          175
                                                                                   1,893
Iron & Steel - 0.3%
              Gibraltar Steel Corp.                                       5          113
Lodging - 1.1%
              Kerzner International Ltd. (b)                              4          148
              Mandalay Resort Group                                       3          148
              Station Casinos Inc.                                        6          178
                                                                                     474
Machinery - 0.3%
              AGCO Corp. (b)                                              7          139
Manufacturing - 0.7%
              Applied Films Corp. (b)                                    10          320
Media - 1.6%
              COX Radio Inc. (b)                                          5          131
              Cumulus Media Inc. - Class A (b)                            7          147
              Entravision Communications Corp. (b)                       13          139
              Radio One Inc. (b)                                          6          115
              Radio One Inc. - Class D (b)                                9          178
                                                                                     710
Oil & Gas Producers - 3.2%
              Chesapeake Energy Corp.                                    11          152
              Evergreen Resources Inc. (b)                                5          169
              Grey Wolf Inc. (b)                                         30          112
              Newfield Exploration Co. (b)                                4          169
              Patterson-UTI Energy Inc. (b)                               5          168
              Pride International Inc. (b)                                8          157
              Quicksilver Resources Inc. (b)                              5          149
              Spinnaker Exploration Co. (b)                               7          216
              Ultra Petroleum Corp. (b)                                   5          113
                                                                                   1,405
Oil & Gas Services - 2.7%
              CAL Dive International Inc. (b)                            11          270
              FMC Technologies Inc. (b)                                   9          200
              Key Energy Services Inc. (b)                               14          142
              National-Oilwell Inc. (b)                                   8          168
              Tetra Technologies Inc. (b)                                 5          127
              Universal Compression Holdings Inc. (b)                     6          144
              Varco International Inc. (b)                                8          155
                                                                                   1,206
Pharmaceuticals - 5.1%
              aaiPharma Inc. (b)                                         10          255
              Accredo Health Inc. (b)                                     8          237
              American Pharmaceutical Partners Inc. (b)                   6          188
              Angiotech Pharmaceuticals Inc. (b)                          4          179
              Cephalon Inc. (b)                                           2           82
              Connetics Corp. (b)                                         8          136
              Medicis Pharmaceutical Corp. - Class A                      4          257
              NBTY Inc. (b)                                               7          180
              Priority Healthcare Corp. (b)                               6          152
              Salix Pharmaceuticals Ltd. (b)                              5          113
              Taro Pharmaceuticals Industries Ltd. (b)                    4          252
              VCA Antech Inc. (b)                                         6          192
                                                                                   2,223
Retail - 9.3%
              99 Cents Only Stores (b)                                    6          158
              Bebe Stores Inc. (b)                                        5          122
              Bombay Co. Inc. (b)                                        15          120
              Carmax Inc. (b)                                             6          176
              Chico's FAS Inc. (b)                                        7          259
              Claire's Stores Inc.                                        7          136
              Fred's Inc.                                                 7          218
              GameStop Corp. (b)                                          8          126
              Hollywood Entertainment Corp. (b)                           9          124
              HOT Topic Inc. (b)                                          9          252
              Insight Enterprises Inc. (b)                               12          216
              Jos. A. Banks Clothiers Inc. (b)                            4          139
              Krispy Kreme Doughnuts Inc. (b)                             3          110
              MSC Industrial Direct Co. Inc.                              8          215
              Pacific Sunwear of California (b)                           8          165
              Panera Bread Co. - Class A (b)                              5          190
              PF Chang's China Bistro Inc. (b)                            5          265
              Rare Hospitality International Inc. (b)                     9          226
              Select Comfort Corp. (b)                                    7          176
              Sonic Corp. (b)                                             6          182
              Tractor Supply Co. (b)                                      6          249
              Urban Outfitters Inc. (b)                                   8          285
                                                                                   4,109
Semiconductors - 9.2%
              Actel Corp. (b)                                             8          183
              ASE Test Ltd. (b)                                          15          225
              Asyst Technologies Inc. (b)                                11          189
              ChipPAC Inc. (b)                                           28          209
              Entegris Inc. (b)                                          13          163
              Exar Corp. (b)                                              8          138
              Integrated Circuit Systems Inc. (b)                         8          219
              Intersil Corp.                                              5          118
              Micrel Inc. (b)                                             9          140
              Microsemi Corp. (b)                                         5          125
              Mykrolis Corp. (b)                                         15          248
              Nvidia Corp. (b)                                            6          130
              O2Micro International Ltd. (b)                             10          222
              Omnivision Technologies Inc. (b)                            4          193
              Pixelworks Inc. (b)                                        11          124
              Power Integrations Inc. (b)                                 4          130
              Semtech Corp. (b)                                           8          189
              Skyworks Solutions Inc. (b)                                16          137
              Tripath Technology Inc. (b)                                20          135
              Ultratech Inc. (b)                                          5          147
              Varian Semiconductor Equipment Associates Inc. (b)          6          249
              Veeco Instruments Inc. (b)                                  5          130
              Xicor Inc. (b)                                             15          170
              Zoran Corp. (b)                                             6          108
                                                                                   4,021
Software - 4.4%
              Activision Inc. (b)                                        10          184
              Autodesk Inc.                                               6          157
              Avid Technology Inc. (b)                                    3          163
              Business Objects SA - ADR (b)                               5          159
              Cognos Inc. (b)                                             5          153
              Micromuse Inc. (b)                                         19          133
              National Instruments Corp.                                  5          205
              Pinnacle Systems Inc. (b)                                  14          116
              Pixar Inc. (b)                                              2          152
              Red Hat Inc. (b)                                           21          402
              Take-Two Interactive Software Inc. (b)                      4          112
                                                                                   1,936
Telecommunications - 0.3%
              Intrado Inc. (b)                                            7          147

Telecommunications Equipment - 2.2%
              Adtran Inc.                                                 3          105
              Aeroflex Inc. (b)                                          15          171
              Plantronics Inc. (b)                                        5          170
              Polycom Inc. (b)                                            6          113
              SafeNet Inc. (b)                                            8          243
              UTStarcom Inc. (b)                                          5          171
                                                                                     973
Toys & Hobbies - 0.7%
              Leapfrog Enterprises Inc. (b)                               4          106
              Marvel Enterprises Inc. (b)                                 7          201
                                                                                     307
Transportation - 0.3%
              Gulfmark Offshore Inc. (b)                                  8          111
Wireless Telecommunications - 0.3%
              REMEC Inc. (b)                                             14          116
              Total Common Stocks (cost $33,077)                                  39,712

Mutual Funds - 0.3%
              iShares Nasdaq Biotechnology Index Fund                     2          115
              Total Mutual Funds (cost $122)                                         115

Short Term Investments - 10.5%
Money Market Funds - 10.0%
              Dreyfus Cash Management Plus, 0.898% (a)                2,197        2,197
              Dreyfus Government Cash Management, 0.893% (a)          2,198        2,198
                                                                                   4,395

Repurchase Agreement - 0.3%
              Repurchase Agreement with Mellon Trust, 0.40%,
              (Collateralized by $152 Federal Home Loan Mortgage
              Corp., 3.50%, due 06/15/23, market value $144)
              acquired on 12/31/03, due 01/02/04 at $134                134          134
U.S. Treasury Bills - 0.2%
              U.S. Treasury Bill, 0.885%, 03/18/04 (l)                  100          100
              Total Short Term Investments (cost $4,629)                           4,629

Total Investments - 101.2% (cost $37,828)                            44,456
Other Assets and Liabilities, Net -  (1.2%)                            -516
Total Net Assets - 100%                                              43,940

JNL/Alger Growth Fund
Common Stocks - 98.2%
Banks - 0.8%
              US Bancorp.                                                65        1,921

Biotechnology - 5.3%
              Amgen Inc. (b)                                             79        4,890
              Chiron Corp. (b)                                           25        1,425
              Genentech Inc. (b)                                         71        6,672
                                                                                  12,987
Computers - 6.1%
              EMC Corp. (b)                                             261        3,369
              Hewlett-Packard Co.                                       158        3,634
              Seagate Technology (b)                                    155        2,920
              Synopsys Inc. (b)                                         146        4,932
                                                                                  14,855
Diversified Financial Services - 4.8%
              Affiliated Managers Group Inc. (b)                         22        1,503
              American Express Co.                                       38        1,823
              Capital One Financial Corp.                                30        1,826
              Citigroup Inc.                                             61        2,952
              T. Rowe Price Group Inc.                                   77        3,670
                                                                                  11,774
Entertainment - 1.2%
              International Game Technology                              85        3,020

Healthcare - 6.2%
              Boston Scientific Corp. (b)                               180        6,620
              Medtronic Inc.                                             78        3,787
              UnitedHealth Group Inc.                                    64        3,744
              Varian Medical Systems Inc. (b)                            17        1,182
                                                                                  15,333
Insurance - 2.1%
              American International Group Inc.                          79        5,229

Internet - 10.3%
              Amazon.Com Inc. (b)                                       120        6,319
              eBay Inc. (b)                                             124        7,990
              NetFlix Inc. (b)                                           63        3,448
              Yahoo! Inc. (b)                                           166        7,519
                                                                                  25,276
Lodging - 1.5%
              Starwood Hotels & Resorts Worldwide Inc.                  100        3,581

Manufacturing - 5.7%
              General Electric Co.                                      206        6,369
              Tyco International Ltd.                                   287        7,594
                                                                                  13,963
Media - 4.5%
              Fox Entertainment Group Inc. (b)                           91        2,658
              Hughes Electronics Corp. (b)                              206        3,415
              Walt Disney Co.                                           124        2,886
              XM Satellite Radio Holdings Inc. - Class A (b)             76        1,993
                                                                                  10,952
Oil & Gas Producers - 1.9%
              Devon Energy Corp.                                         81        4,628

Oil & Gas Services - 0.9%
              BJ Services Co. (b)                                        61        2,199

Pharmaceuticals - 10.3%
              Abbott Laboratories                                        25        1,168
              Allergan Inc.                                              32        2,473
              Caremark Rx Inc. (b)                                      128        3,250
              GlaxoSmithKline Plc - ADR                                 103        4,802
              Medco Health Solutions Inc. (b)                            95        3,215
              Novartis AG - ADR                                         104        4,786
              Teva Pharmaceutical Industries Ltd. - ADR                  58        3,298
              Watson Pharmaceuticals Inc. (b)                            48        2,195
                                                                                  25,187
Retail - 7.6%
              Best Buy Co. Inc.                                          53        2,790
              Gap Inc.                                                  193        4,478
              Home Depot Inc.                                           156        5,522
              Target Corp.                                              117        4,500
              TJX Cos. Inc.                                              65        1,435
                                                                                  18,725
Semiconductors - 12.1%
              Analog Devices Inc. (b)                                   127        5,777
              Applied Materials Inc. (b)                                139        3,109
              Intel Corp.                                               184        5,918
              Teradyne Inc. (b)                                         244        6,202
              Texas Instruments Inc.                                    141        4,134
              Xilinx Inc. (b)                                           114        4,416
                                                                                  29,556
Software - 7.5%
              Microsoft Corp.                                           349        9,605
              PeopleSoft Inc. (b)                                       225        5,125
              Veritas Software Corp. (b)                                 96        3,556
                                                                                  18,286
Telecommunications Equipment - 6.2%
              Cisco Systems Inc. (b)                                    321        7,790
              Corning Inc. (b)                                          440        4,584
              Nokia Oyj - ADR                                           163        2,763
                                                                                  15,137
Transportation - 1.0%
              United Parcel Service Inc.                                 32        2,382

Wireless Telecommunications - 2.2%
              Nextel Communications Inc. (b)                             48        1,344
              Vodafone Group Plc - ADR                                  160        4,006
                                                                                   5,350

              Total Common Stocks (cost $201,507)                                240,341

Preferred Stocks - 0.3%
Media - 0.3%
              News Corp. Ltd. - ADR                                      23          698


              Total Preferred Stocks (cost $578)                                     698

Short Term Investments - 1.5%
Money Market Funds - 1.5%
              Dreyfus Cash Management Plus, 0.898% (a)                3,525        3,525
              Total Short Term Investments (cost $3,525)                           3,525

Total Investments - 100.0% (cost $205,610)                          244,564
Other Assets and Liabilities, Net - 0.0%                                103
Total Net Assets - 100%                                             244,667

JNL/Alliance Capital Growth Fund
Common Stocks - 99.3%
Banks - 0.5%
              Bank One Corp.                                             14          643

Biotechnology - 2.6%
              Amgen Inc. (b)                                             54        3,331

Computers - 4.7%
              Dell Inc. (b)                                             131        4,435
              EMC Corp. (b)                                             122        1,580
                                                                                   6,015
Cosmetics & Personal Care - 2.9%
              Avon Products Inc.                                         26        1,741
              Colgate-Palmolive Co.                                       6          315
              Procter & Gamble Co.                                       17        1,708
                                                                                   3,764
Diversified Financial Services - 15.1%
              Citigroup Inc.                                            117        5,674
              Fannie Mae                                                 26        1,944
              Franklin Resources Inc.                                     5          260
              Goldman Sachs Group Inc.                                    7          691
              JPMorgan Chase & Co.                                       17          610
              Lehman Brothers Holdings Inc.                              17        1,336
              MBNA Corp.                                                160        3,964
              Merrill Lynch & Co. Inc.                                   38        2,246
              Morgan Stanley                                             45        2,622
                                                                                  19,347
Healthcare - 6.9%
              Alcon Inc.                                                 11          684
              Boston Scientific Corp. (b)                                32        1,191
              Medtronic Inc.                                             69        3,369
              UnitedHealth Group Inc.                                    54        3,165
              Zimmer Holdings Inc. (b)                                    6          444
                                                                                   8,853
Insurance - 6.9%
              ACE Ltd.                                                   27        1,110
              American International Group Inc.                          78        5,143
              Progressive Corp.                                          32        2,675
                                                                                   8,928
Internet - 4.7%
              eBay Inc. (b)                                              39        2,525
              Symantec Corp. (b)                                         26          908
              Yahoo! Inc. (b)                                            56        2,543
                                                                                   5,976
Manufacturing - 4.2%
              General Electric Co.                                      176        5,437


Media - 9.5%
              Clear Channel Communications Inc.                          40        1,873
              Comcast Corp. - Special Class A (b)                        95        2,962
              E.W. Scripps Co.                                            9          819
              Liberty Media Corp. (b)                                    56          669
              Time Warner Inc. (b)                                       61        1,097
              Viacom Inc. - Class B                                     109        4,851
                                                                                  12,271
Pharmaceuticals - 5.5%
              Forest Laboratories Inc. (b)                                6          383
              Gilead Sciences Inc. (b)                                   14          814
              Pfizer Inc.                                               166        5,868
                                                                                   7,065
Retail - 11.1%
              Bed Bath & Beyond Inc. (b)                                 24        1,058
              Family Dollar Stores Inc.                                  11          409
              Kohl's Corp. (b)                                           23        1,038
              Lowe's Cos. Inc.                                           62        3,440
              Target Corp.                                               50        1,916
              Walgreen Co.                                               50        1,823
              Wal-Mart Stores Inc.                                       87        4,637
                                                                                  14,321
Semiconductors - 11.5%
              Applied Materials Inc. (b)                                100        2,254
              Broadcom Corp. (b)                                         31        1,067
              Intel Corp.                                               184        5,922
              Marvell Technology Group Ltd. (b)                          29        1,100
              Maxim Integrated Products Inc.                             36        1,768
              Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)     179        1,829
              Texas Instruments Inc.                                     28          820
                                                                                  14,760
Software - 8.7%
              Electronic Arts Inc. (b)                                   43        2,069
              Microsoft Corp.                                           265        7,306
              Veritas Software Corp. (b)                                 47        1,758
                                                                                  11,133
Telecommunications Equipment - 4.5%
              Cisco Systems Inc. (b)                                    183        4,445
              Nokia Oyj - ADR                                            80        1,367
                                                                                   5,812

              Total Common Stocks (cost $120,092)                                127,656

Short Term Investments - 2.3%
Money Market Funds - 2.3%
              Dreyfus Cash Management Plus, 0.898% (a)                2,939        2,939
              Total Short Term Investments (cost $2,939)                           2,939

Total Investments - 101.6% (cost $123,031)                          130,595
Other Assets and Liabilities, Net -  (1.6%)                          -2,077
Total Net Assets - 100%                                             128,518

JNL/Curian Enhanced S&P 500 Stock Index Fund
Common Stocks - 96.4%
Advertising - 0.2%
              Interpublic Group of Cos. Inc. (b)                          4           59
              Omnicom Group Inc.                                          2          156
                                                                                     215
Aerospace & Defense - 1.6%
              Boeing Co.                                                  8          341
              General Dynamics Corp.                                      2          171
              Lockheed Martin Corp.                                       4          223
              Northrop Grumman Corp.                                      2          163
              Raytheon Co.                                                4          118
              United Technologies Corp.                                   5          431
                                                                                   1,447
Airlines - 0.1%
              Southwest Airlines Co.                                      7          119
Apparel - 0.2%
              NIKE Inc.                                                   3          172
Auto Manufacturers - 0.7%
              Ford Motor Co.                                             18          282
              General Motors Corp.                                        5          285
              PACCAR Inc.                                                 1           94
                                                                                     661
Auto Parts & Equipment - 0.1%
              Johnson Controls Inc.                                       1          104
Banks - 6.6%
              Bank of America Corp.                                      14        1,146
              Bank of New York Co. Inc.                                   7          248
              Bank One Corp.                                             11          486
              BB&T Corp.                                                  5          206
              Comerica Inc.                                               2           96
              Fifth Third Bancorp.                                        5          318
              FleetBoston Financial Corp.                                10          437
              KeyCorp                                                     4          122
              Marshall & Ilsley Corp.                                     2           85
              Mellon Financial Corp.                                      4          136
              National City Corp.                                         6          196
              State Street Corp.                                          3          164
              SunTrust Banks Inc.                                         3          190
              US Bancorp.                                                19          554
              Wachovia Corp.                                             12          579
              Wells Fargo & Co.                                          16          945
                                                                                   5,908
Beverages - 2.8%
              Anheuser-Busch Cos. Inc.                                    8          408
              Coca-Cola Co.                                              23        1,191
              Coca-Cola Enterprises Inc.                                  4           93
              PepsiCo Inc.                                               16          764
                                                                                   2,456
Biotechnology - 1.3%
              Amgen Inc. (b)                                             12          772
              Biogen Idec Inc. (b)                                        3          115
              Chiron Corp. (b)                                            2          103
              Genzyme Corp. (b)                                           2          103
              Medimmune Inc. (b)                                          2           58
                                                                                   1,151
Building Materials - 0.1%
              Masco Corp.                                                 4          118
Chemicals - 1.4%
              Air Products & Chemicals Inc.                               2          119
              Dow Chemical Co.                                            9          370
              E.I. du Pont de Nemours & Co.                               9          430
              PPG Industries Inc.                                         2          102
              Praxair Inc.                                                3          122
              Rohm & Haas Co.                                             2           95
                                                                                   1,238

Commercial Services - 0.7%
              Apollo Group Inc. (b)                                       2          117
              Cendant Corp. (b)                                          10          215
              Concord EFS Inc. (b)                                        4           62
              McKesson Corp.                                              3           86
              Paychex Inc.                                                4          136
                                                                                     616
Computers - 4.3%
              Apple Computer Inc. (b)                                     3           73
              Dell Inc. (b)                                              25          833
              Electronic Data Systems Corp.                               5          115
              EMC Corp. (b)                                              23          301
              Hewlett-Packard Co.                                        30          679
              International Business Machines Corp.                      17        1,530
              Lexmark International Inc. (b)                              1           96
              Network Appliance Inc. (b)                                  3           70
              Sun Microsystems Inc. (b)                                  31          141
                                                                                   3,838
Cosmetics & Personal Care - 2.6%
              Avon Products Inc.                                          2          153
              Colgate-Palmolive Co.                                       5          256
              Gillette Co.                                               10          352
              Kimberly-Clark Corp.                                        5          285
              Procter & Gamble Co.                                       12        1,239
                                                                                   2,285
Diversified Financial Services - 8.5%
              American Express Co.                                       12          601
              Capital One Financial Corp.                                 2          138
              Charles Schwab Corp.                                       13          150
              Citigroup Inc.                                             49        2,374
              Countrywide Financial Corp.                                 2          132
              Fannie Mae                                                  9          705
              Franklin Resources Inc.                                     2          128
              Freddie Mac                                                 7          388
              Goldman Sachs Group Inc.                                    5          447
              JPMorgan Chase & Co.                                       19          707
              Lehman Brothers Holdings Inc.                               3          202
              MBNA Corp.                                                 12          303
              Merrill Lynch & Co. Inc.                                    9          528
              Morgan Stanley                                             10          599
              SLM Corp.                                                   4          163
                                                                                   7,565
Electric - 1.6%
              AES Corp. (b)                                               6           54
              American Electric Power Co. Inc.                            4          112
              Dominion Resources Inc.                                     3          197
              Duke Energy Corp.                                           8          173
              Entergy Corp.                                               2          128
              Exelon Corp.                                                3          208
              FirstEnergy Corp.                                           3          110
              PG&E Corp. (b)                                              4          111
              Public Service Enterprise Group Inc.                        2          102
              Southern Co.                                                7          212
                                                                                   1,407
Electrical Components & Equipment - 0.3%
              American Power Conversion Corp.                             2           43
              Emerson Electric Co.                                        4          260
                                                                                     303
Electronics - 0.2%
              Agilent Technologies Inc. (b)                               5          132
              Sanmina-SCI Corp. (b)                                       5           59
                                                                                     191
Entertainment - 0.1%
              International Game Technology                               3          115
Environmental Control - 0.2%
              Waste Management Inc.                                       5          161
Food - 1.4%
              Archer-Daniels-Midland Co.                                  6           93
              Campbell Soup Co.                                           4          102
              ConAgra Foods Inc.                                          5          139
              General Mills Inc.                                          4          161
              H.J. Heinz Co.                                              3          119
              Kroger Co. (b)                                              7          132
              Safeway Inc. (b)                                            4           89
              Sara Lee Corp.                                              8          166
              Sysco Corp.                                                 6          235
                                                                                   1,236
Forest Products & Paper - 0.5%
              Georgia-Pacific Corp.                                       3           78
              International Paper Co.                                     5          197
              Plum Creek Timber Co. Inc.                                  2           51
              Weyerhaeuser Co.                                            2          138
                                                                                     464
Healthcare - 4.5%
              Aetna Inc.                                                  1           97
              Anthem Inc. (b)                                             1           95
              Baxter International Inc.                                   6          176
              Boston Scientific Corp. (b)                                 8          289
              Guidant Corp.                                               3          176
              HCA Inc.                                                    5          200
              Johnson & Johnson                                          28        1,446
              Medtronic Inc.                                             12          571
              St. Jude Medical Inc. (b)                                   2          103
              Stryker Corp.                                               2          163
              Tenet Healthcare Corp. (b)                                  4           71
              UnitedHealth Group Inc.                                     6          323
              WellPoint Health Networks Inc. (b)                          1          138
              Zimmer Holdings Inc. (b)                                    2          162
                                                                                   4,010
Home Furnishings - 0.1%
              Whirlpool Corp.                                             1           52
Insurance - 4.1%
              ACE Ltd.                                                    3          114
              AFLAC Inc.                                                  5          181
              Allstate Corp.                                              7          289
              American International Group Inc.                          25        1,656
              Chubb Corp.                                                 2          121
              Hartford Financial Services Group Inc.                      3          163
              Loews Corp.                                                 2           89
              Marsh & McLennan Cos. Inc.                                  5          241
              MetLife Inc.                                                7          247
              Progressive Corp.                                           2          169
              Prudential Financial Inc.                                   5          220
              Travelers Property Casualty Corp.                           9          159
                                                                                   3,649
Internet - 0.9%
              eBay Inc. (b)                                               6          398
              Symantec Corp. (b)                                          3          104
              Yahoo! Inc. (b)                                             6          287
                                                                                     789
Leisure Time - 0.4%
              Carnival Corp.                                              6          239
              Harley-Davidson Inc.                                        3          136
                                                                                     375

Lodging - 0.1%
              Marriott International Inc. - Class A                       2          102
Machinery - 0.5%
              Caterpillar Inc.                                            3          280
              Deere & Co.                                                 2          147
                                                                                     427
Manufacturing - 5.6%
              3M Co.                                                      7          637
              Danaher Corp.                                               1          136
              Eastman Kodak Co.                                           3           70
              General Electric Co.                                       97        3,008
              Honeywell International Inc.                                8          274
              Illinois Tool Works Inc.                                    3          247
              Ingersoll-Rand Co. - Class A                                2          111
              Tyco International Ltd.                                    19          496
                                                                                   4,979
Media - 4.0%
              Clear Channel Communications Inc.                           6          273
              Comcast Corp. - Class A (b)                                21          702
              Gannett Co. Inc.                                            3          230
              McGraw-Hill Cos. Inc.                                       2          129
              Time Warner Inc. (b)                                       44          785
              Tribune Co.                                                 3          156
              Univision Communications Inc. (b)                           3          126
              Viacom Inc. - Class B                                      17          741
              Walt Disney Co.                                            19          447
                                                                                   3,589
Mining - 0.6%
              Alcoa Inc.                                                  8          317
              Newmont Mining Corp.                                        4          196
                                                                                     513
Office & Business Equipment - 0.1%
              Xerox Corp. (b)                                             8          107
Oil & Gas Producers - 5.2%
              Anadarko Petroleum Corp.                                    2          127
              Apache Corp.                                                2          127
              ChevronTexaco Corp.                                        10          872
              ConocoPhillips                                              6          425
              Devon Energy Corp.                                          2          126
              Exxon Mobil Corp.                                          63        2,592
              Marathon Oil Corp.                                          3           95
              Occidental Petroleum Corp.                                  4          155
              Unocal Corp.                                                3           93
                                                                                   4,612
Oil & Gas Services - 0.5%
              Halliburton Co.                                             4          106
              Schlumberger Ltd.                                           6          303
                                                                                     409
Pharmaceuticals - 7.8%
              Abbott Laboratories                                        15          700
              Bristol-Myers Squibb Co.                                   19          539
              Cardinal Health Inc.                                        4          250
              Eli Lilly & Co.                                            11          768
              Forest Laboratories Inc. (b)                                3          216
              Medco Health Solutions Inc. (b)                             3           88
              Merck & Co. Inc.                                           21          989
              Pfizer Inc.                                                72        2,555
              Schering-Plough Corp.                                      14          243
              Wyeth                                                      12          530
                                                                                   6,878

Real Estate - 0.1%
              Equity Office Properties Trust                              4          110

Retail - 6.9%
              Bed Bath & Beyond Inc. (b)                                  3          120
              Best Buy Co. Inc.                                           3          162
              Costco Wholesale Corp. (b)                                  4          162
              CVS Corp.                                                   4          140
              Dollar General Corp.                                        3           70
              Federated Department Stores Inc.                            2           78
              Gap Inc.                                                    9          198
              Home Depot Inc.                                            22          773
              Kohl's Corp. (b)                                            3          142
              Limited Brands Inc.                                         5           93
              Lowe's Cos. Inc.                                            8          420
              May Department Stores Co.                                   3           78
              McDonald's Corp.                                           12          300
              Sears Roebuck & Co.                                         2          111
              Staples Inc. (b)                                            5          132
              Starbucks Corp. (b)                                         4          121
              Target Corp.                                                9          331
              TJX Cos. Inc.                                               5          105
              Walgreen Co.                                               10          355
              Wal-Mart Stores Inc.                                       42        2,222
                                                                                   6,113
Savings & Loans - 0.4%
              Washington Mutual Inc.                                      9          343
Semiconductors - 4.4%
              Altera Corp. (b)                                            4           85
              Analog Devices Inc. (b)                                     4          164
              Applied Materials Inc. (b)                                 16          356
              Broadcom Corp. (b)                                          3          102
              Intel Corp.                                                63        2,031
              KLA-Tencor Corp. (b)                                        2          106
              Linear Technology Corp.                                     3          122
              Maxim Integrated Products Inc.                              3          155
              Micron Technology Inc. (b)                                  6           83
              National Semiconductor Corp. (b)                            2           68
              Texas Instruments Inc.                                     17          496
              Xilinx Inc. (b)                                             3          130
                                                                                   3,898
Software - 5.5%
              Adobe Systems Inc.                                          2           85
              Automatic Data Processing Inc.                              6          226
              Computer Associates International Inc.                      6          156
              Electronic Arts Inc. (b)                                    3          139
              First Data Corp.                                            7          285
              Intuit Inc. (b)                                             2          105
              Microsoft Corp.                                           104        2,875
              Oracle Corp. (b)                                           51          669
              PeopleSoft Inc. (b)                                         3           78
              Siebel Systems Inc. (b)                                     5           66
              Veritas Software Corp. (b)                                  4          154
                                                                                   4,838
Telecommunications - 3.1%
              Alltel Corp.                                                3          136
              AT&T Corp.                                                  7          149
              BellSouth Corp.                                            18          498
              Qwest Communications International Inc. (b)                18           76
              SBC Communications Inc.                                    32          833
              Sprint Corp. - FON Group                                    8          139
              Verizon Communications Inc.                                26          923
                                                                                   2,754
Telecommunications Equipment - 2.1%
              Cisco Systems Inc. (b)                                     66        1,603
              Corning Inc. (b)                                           13          134
              Lucent Technologies Inc. (b)                               41          115
                                                                                   1,852
Textiles - 0.1%
              Cintas Corp.                                                2           85

Tobacco - 1.2%
              Altria Group Inc.                                          19        1,049
              RJ Reynolds Tobacco Holdings Inc.                           1           50
                                                                                   1,099
Transportation - 1.3%
              FedEx Corp.                                                 3          196
              Union Pacific Corp.                                         2          172
              United Parcel Service Inc.                                 11          798
                                                                                   1,166
Wireless Telecommunications - 1.4%
              AT&T Wireless Services Inc. (b)                            26          210
              Motorola Inc.                                              22          313
              Nextel Communications Inc. (b)                             11          299
              Qualcomm Inc.                                               8          416
                                                                                   1,238

              Total Common Stocks (cost $79,306)                                  85,757

Government Securities - 0.1%
U.S. Treasury Securities - 0.1%
              U.S. Treasury Note, 3.00%, 02/29/04 (l)                   125          125
              Total Government Securities (cost $125)                                125

Short Term Investments - 3.2%
Money Market Funds - 3.2%
              Reich & Tang Institutional Money Market Portfolio -
              Class B, 0.957% (a)                                     2,830        2,830
U.S. Treasury Bills - 0.0%
              U.S. Treasury Bill, 0.885%, 03/18/04                       50           50
              Total Short Term Investments (cost $2,880)                           2,880

Total Investments - 99.7% (cost $82,312)                             88,762
Other Assets and Liabilities, Net - 0.3%                                306
Total Net Assets - 100%                                              89,068

JNL/Curian S&P 400 MidCap Index Fund
Common Stocks - 97.4%
Advertising - 0.3%
              Catalina Marketing Corp. (b)                                4           88
              Harte-Hanks Inc.                                            7          155
                                                                                     243
Aerospace & Defense - 0.7%
              L-3 Communications Holdings Inc. (b)                        8          406
              Sequa Corp. - Class A (b)                                   1           43
              Titan Corp. (b)                                             7          145
                                                                                     594
Airlines - 0.3%
              Alaska Air Group Inc. (b)                                   2           59
              JetBlue Airways Corp. (b)                                   8          220
                                                                                     279
Apparel - 0.9%
              Coach Inc. (b)                                             15          572
              Timberland Co. - Class A (b)                                3          145
              Unifi Inc. (b)                                              4           28
                                                                                     745
Auto Parts & Equipment - 1.1%
              ArvinMeritor Inc.                                           6          135
              Bandag Inc.                                                 2           65
              BorgWarner Inc.                                             2          191
              Lear Corp.                                                  6          339
              Modine Manufacturing Co.                                    3           75
              Superior Industries International Inc.                      2           95
                                                                                     900
Banks - 6.9%
              Associated Banc-Corp.                                       6          255
              Bank of Hawaii Corp.                                        4          190
              Banknorth Group Inc.                                       13          429
              City National Corp.                                         4          248
              Colonial BancGroup Inc.                                    10          176
              Commerce Bancorp. Inc.                                      6          326
              Compass Bancshares Inc.                                    10          391
              Cullen/Frost Bankers Inc.                                   4          172
              FirstMerit Corp.                                            7          186
              Greater Bay Bancorp.                                        4          122
              Hibernia Corp.                                             13          298
              Investors Financial Services Corp.                          5          205
              M&T Bank Corp.                                             10          964
              Mercantile Bankshares Corp.                                 7          296
              National Commerce Financial Corp.                          17          457
              Provident Financial Group Inc.                              4          128
              Silicon Valley Bancshares (b)                               3          102
              TCF Financial Corp.                                         6          298
              Westamerica Bancorp.                                        3          133
              Wilmington Trust Corp.                                      5          194
                                                                                   5,570
Beverages - 0.6%
              Constellation Brands Inc. - Class A (b)                     9          283
              PepsiAmericas Inc.                                         12          202
                                                                                     485
Biotechnology - 1.0%
              Charles River Laboratories International Inc. (b)           4          128
              Millennium Pharmaceuticals Inc. (b)                        25          460
              Protein Design Labs Inc. (b)                                8          137
              Vertex Pharmaceuticals Inc. (b)                             6           65
                                                                                     790
Building Materials - 0.4%
              Martin Marietta Materials Inc.                              4          188
              York International Corp.                                    3          120
                                                                                     308
Chemicals - 2.4%
              Airgas Inc.                                                 6          130
              Albemarle Corp.                                             3          101
              Cabot Corp.                                                 5          161
              Cabot Microelectronics Corp. (b)                            2           95
              Crompton Corp.                                              9           65
              Cytec Industries Inc. (b)                                   3          122
              Ferro Corp.                                                 3           92
              FMC Corp. (b)                                               3           98
              IMC Global Inc.                                             9           93
              Lubrizol Corp.                                              4          137
              Lyondell Chemical Co.                                      14          245
              Minerals Technologies Inc.                                  2           99
              Olin Corp.                                                  5           96
              RPM International Inc.                                      9          155
              Sensient Technologies Corp.                                 4           75
              Valspar Corp.                                               4          204
                                                                                   1,968
Commercial Services - 3.7%
              Banta Corp.                                                 2           82
              Career Education Corp. (b)                                  8          328
              ChoicePoint Inc. (b)                                        7          272
              Corinthian Colleges Inc. (b)                                4          201
              DeVry Inc. (b)                                              6          144
              Education Management Corp. (b)                              6          183
              First Health Group Corp. (b)                                8          150
              Gartner Inc. (b)                                           11          119
              Kelly Services Inc. - Class A                               3           80
              Korn/Ferry International (b)                                3           41
              Manpower Inc.                                               6          300
              MPS Group Inc. (b)                                          9           80
              Plexus Corp. (b)                                            3           60
              Quanta Services Inc. (b)                                   10           70
              Rent-A-Center Inc. (b)                                      7          197
              Rollins Inc.                                                4           83
              Sotheby's Holdings Inc. - Class A (b)                       5           69
              Sylvan Learning Systems Inc. (b)                            4          102
              United Rentals Inc. (b)                                     6          121
              Valassis Communications Inc. (b)                            4          125
              Viad Corp.                                                  7          180
                                                                                   2,987
Computers - 4.5%
              Affiliated Computer Services Inc. - Class A (b)            11          584
              BISYS Group Inc. (b)                                       10          144
              Cadence Design Systems Inc. (b)                            21          386
              Ceridian Corp. (b)                                         12          255
              Diebold Inc.                                                6          320
              DST Systems Inc. (b)                                        7          285
              Imation Corp.                                               3          102
              Jack Henry & Associates Inc.                                7          150
              McData Corp. (b)                                            9           90
              Mentor Graphics Corp. (b)                                   6           81
              Quantum Corp. (b)                                          15           45
              Reynolds & Reynolds Co.                                     5          159
              Sandisk Corp. (b)                                           6          396
              Storage Technology Corp. (b)                                9          233
              Synopsys Inc. (b)                                          13          428
                                                                                   3,658
Distribution & Wholesale - 1.1%
              CDW Corp.                                                   7          393
              Fastenal Co.                                                6          309
              Tech Data Corp. (b)                                         5          184
                                                                                     886
Diversified Financial Services - 2.5%
              A.G. Edwards Inc.                                           6          233
              AmeriCredit Corp. (b)                                      13          204
              E*TRADE Group Inc. (b)                                     30          378
              Eaton Vance Corp.                                           6          206
              IndyMac Bancorp. Inc.                                       5          135
              Investment Technology Group Inc. (b)                        4           62
              LaBranche & Co. Inc.                                        5           57
              Legg Mason Inc.                                             5          417
              Raymond James Financial Inc.                                4          150
              Waddell & Reed Financial Inc. - Class A                     7          158
                                                                                   2,000
Electric - 4.8%
              Allete Inc.                                                 7          217
              Alliant Energy Corp.                                        9          225
              Black Hills Corp.                                           3           78
              DPL Inc.                                                   10          216
              Duquesne Light Holdings Inc.                                6          113
              Energy East Corp.                                          12          267
              Great Plains Energy Inc.                                    6          180
              Hawaiian Electric Industries Inc.                           3          146
              Idacorp Inc.                                                3           93
              MDU Resources Group Inc.                                    9          220
              Northeast Utilities                                        11          220
              NSTAR                                                       4          210
              OGE Energy Corp.                                            7          172
              Pepco Holdings Inc.                                        14          274
              PNM Resources Inc.                                          3           90
              Puget Energy Inc.                                           8          183
              SCANA Corp.                                                 9          310
              Sierra Pacific Resources (b)                               10           70
              Westar Energy Inc.                                          6          120
              Wisconsin Energy Corp.                                     10          321
              WPS Resources Corp.                                         3          137
                                                                                   3,862
Electrical Components & Equipment - 0.7%
              Ametek Inc.                                                 3          132
              Energizer Holdings Inc. (b)                                 7          259
              Hubbell Inc. - Class B                                      5          215
                                                                                     606
Electronics - 1.5%
              Arrow Electronics Inc. (b)                                  8          190
              Avnet Inc. (b)                                             10          212
              Gentex Corp.                                                6          277
              Kemet Corp. (b)                                             7           97
              Varian Inc. (b)                                             3          118
              Vishay Intertechnology Inc. (b)                            13          300
                                                                                   1,194
Engineering & Construction - 0.5%
              Dycom Industries Inc. (b)                                   4          106
              Granite Construction Inc.                                   3           80
              Jacobs Engineering Group Inc. (b)                           5          217
                                                                                     403
Entertainment - 0.7%
              GTECH Holdings Corp.                                        5          239
              International Speedway Corp. - Class A                      4          194
              Macrovision Corp. (b)                                       4           90
              Six Flags Inc. (b)                                          8           57
                                                                                     580
Environmental Control - 0.6%
              Republic Services Inc.                                     13          332
              Stericycle Inc. (b)                                         3          160
                                                                                     492
Food - 2.5%
              Dean Foods Co. (b)                                         13          419
              Hormel Foods Corp.                                         11          292
              Interstate Bakeries                                         4           52
              JM Smucker Co.                                              4          185
              Ruddick Corp.                                               4           68
              Smithfield Foods Inc. (b)                                   9          187
              Tootsie Roll Industries Inc.                                4          152
              Tyson Foods Inc.                                           29          379
              Whole Foods Market Inc.                                     5          328
                                                                                   2,062
Forest Products & Paper - 0.8%
              Bowater Inc.                                                5          210
              Longview Fibre Co.                                          4           51
              P.H. Glatfelter Co.                                         4           45
              Potlatch Corp.                                              2           79
              Rayonier Inc.                                               4          178
              Wausau-Mosinee Paper Corp.                                  4           57
                                                                                     620
Gas - 0.7%
              AGL Resources Inc.                                          5          153
              Oneok Inc.                                                  8          171
              Vectren Corp.                                               6          152
              WGL Holdings Inc.                                           4          110
                                                                                     586
Hand & Machine Tools - 0.1%
              Kennametal Inc.                                             3          117
Healthcare - 6.0%
              Apogent Technologies Inc. (b)                               7          170
              Apria Healthcare Group Inc. (b)                             4          120
              Beckman Coulter Inc.                                        5          256
              Community Health Systems Inc. (b)                           8          214
              Covance Inc. (b)                                            5          136
              Coventry Health Care Inc. (b)                               5          316
              Cytyc Corp. (b)                                             9          123
              Dentsply International Inc.                                 6          292
              Edwards Lifesciences Corp. (b)                              5          146
              Health Net Inc. (b)                                         9          304
              Henry Schein Inc. (b)                                       4          241
              Hillenbrand Industries Inc.                                 5          313
              LifePoint Hospitals Inc. (b)                                3           91
              Lincare Holdings Inc. (b)                                   8          241
              Oxford Health Plans (b)                                     7          288
              Pacificare Health Systems Inc. (b)                          3          231
              Patterson Dental Co. (b)                                    6          358
              Steris Corp. (b)                                            6          128
              Triad Hospitals Inc. (b)                                    6          205
              Universal Health Services Inc.                              5          254
              Varian Medical Systems Inc. (b)                             6          384
              VISX Inc. (b)                                               4           91
                                                                                   4,902
Holding Companies - Diversified - 0.3%
              Leucadia National Corp.                                     6          262
Home Builders - 2.0%
              DR Horton Inc.                                             13          555
              Hovnanian Enterprises Inc. - Class A (b)                    2          214
              Lennar Corp.                                                6          618
              Toll Brothers Inc. (b)                                      6          237
                                                                                   1,624
Home Furnishings - 0.2%
              Furniture Brands International Inc.                         5          134
Household Products - 0.8%
              Blyth Inc.                                                  4          120
              Church & Dwight Co. Inc.                                    3          131
              Dial Corp.                                                  8          224
              Scotts Co. - Class A (b)                                    3          155
                                                                                     630
Insurance - 5.1%
              Allmerica Financial Corp. (b)                               4          133
              American Financial Group Inc.                               6          158
              AmerUs Group Co.                                            3          112
              Arthur J. Gallagher & Co.                                   7          239
              Brown & Brown Inc.                                          6          183
              Everest Re Group Ltd.                                       5          385
              Fidelity National Financial Inc.                           12          470
              First American Corp.                                        6          190
              HCC Insurance Holdings Inc.                                 5          166
              Horace Mann Educators Corp.                                 3           49
              Mony Group Inc. (b)                                         4          121
              Ohio Casualty Corp. (b)                                     5           86
              Old Republic International Corp.                           15          375
              PMI Group Inc.                                              8          289
              Protective Life Corp.                                       6          190
              Radian Group Inc.                                           8          374
              Stancorp Financial Group Inc.                               2          150
              Unitrin Inc.                                                6          228
              W.R. Berkley Corp.                                          7          238
                                                                                   4,136
Internet - 0.9%
              Avocent Corp. (b)                                           4          140
              Checkfree Corp. (b)                                         7          180
              Internet Security Systems Inc. (b)                          4           75
              Macromedia Inc. (b)                                         5           91
              Network Associates Inc. (b)                                13          198
              RSA Security Inc. (b)                                       5           70
                                                                                     754
Iron & Steel - 0.1%
              Carpenter Technology Corp.                                  2           51

Leisure Time - 0.1%
              Callaway Golf Co.                                           6          104

Lodging - 0.9%
              Boyd Gaming Corp.                                           5           85
              Extended Stay America Inc.                                  8          115
              Mandalay Resort Group                                       5          224
              Park Place Entertainment Corp. (b)                         25          268
                                                                                     692
Machinery - 1.0%
              AGCO Corp. (b)                                              6          124
              Flowserve Corp. (b)                                         5           94
              Graco Inc.                                                  4          151
              Nordson Corp.                                               3           96
              Tecumseh Products Co.                                       2           73
              Zebra Technologies Corp. (b)                                4          256
                                                                                     794
Manufacturing - 2.0%
              Brink's Co.                                                 4          100
              Carlisle Cos. Inc.                                          3          153
              Donaldson Co. Inc.                                          4          209
              Federal Signal Corp.                                        4           69
              Harsco Corp.                                                3          146
              Lancaster Colony Corp.                                      3          132
              Pentair Inc.                                                4          184
              SPX Corp. (b)                                               6          366
              Teleflex Inc.                                               3          157
              Trinity Industries Inc.                                     4          117
                                                                                   1,633
Media - 2.5%
              Belo Corp. - Class A                                        9          265
              Emmis Communications Corp. (b)                              4          121
              Entercom Communications Corp. (b)                           4          222
              Lee Enterprises Inc.                                        4          159
              Media General Inc.                                          2          125
              Reader's Digest Association Inc. - Class A                  8          119
              Scholastic Corp. (b)                                        3          109
              Washington Post                                             1          590
              Westwood One Inc. (b)                                       8          279
                                                                                   1,989
Metal Fabrication & Hardware - 0.3%
              Precision Castparts Corp.                                   5          230
Mining - 0.4%
              Arch Coal Inc.                                              4          134
              Peabody Energy Corp.                                        4          185
                                                                                     319
Office Furnishings - 0.4%
              Herman Miller Inc.                                          6          145
              HON Industries Inc.                                         5          206
                                                                                     351
Oil & Gas Producers - 3.9%
              ENSCO International Inc.                                   12          333
              Forest Oil Corp. (b)                                        4          125
              Helmerich & Payne Inc.                                      4          114
              Murphy Oil Corp.                                            8          490
              Noble Energy Inc.                                           5          206
              Patterson-UTI Energy Inc. (b)                               7          218
              Pioneer Natural Resources Co. (b)                          10          308
              Pogo Producing Co.                                          5          251
              Pride International Inc. (b)                               11          206
              Valero Energy Corp.                                        10          455
              XTO Energy Inc.                                            15          426
                                                                                   3,132
Oil & Gas Services - 2.1%
              Cooper Cameron Corp. (b)                                    4          205
              FMC Technologies Inc. (b)                                   5          126
              Grant Prideco Inc. (b)                                     10          129
              Hanover Compressor Co. (b)                                  6           67
              National-Oilwell Inc. (b)                                   7          155
              Smith International Inc. (b)                                8          340
              Tidewater Inc.                                              5          148
              Varco International Inc. (b)                                8          164
              Weatherford International Ltd. (b)                         11          383
                                                                                   1,717
Packaging & Containers - 0.5%
              Packaging Corp. of America                                  9          188
              Sonoco Products Co.                                         8          195
                                                                                     383
Pharmaceuticals - 4.8%
              AdvancePCS (b)                                              8          399
              Barr Laboratories Inc. (b)                                  5          422
              Gilead Sciences Inc. (b)                                   17          962
              IVAX Corp. (b)                                             16          383
              Mylan Laboratories Inc.                                    22          555
              Omnicare Inc.                                               8          338
              Perrigo Co.                                                 6           90
              Pharmaceutical Resources Inc. (b)                           3          181
              Sepracor Inc. (b)                                           7          166
              Sicor Inc. (b)                                             10          264
              Valeant Pharmaceuticals International                       7          171
                                                                                   3,931
Pipelines - 1.0%
              Aquila Inc. (b)                                            16           54
              Equitable Resources Inc.                                    5          218
              National Fuel Gas Co.                                       7          163
              Questar Corp.                                               7          238
              Western Gas Resources Inc.                                  3          128
                                                                                     801
Real Estate - 1.7%
              AMB Property Corp.                                          7          220
              Highwoods Properties Inc.                                   4          110
              Hospitality Properties Trust                                5          211
              Liberty Property Trust                                      7          255
              Mack-Cali Realty Corp.                                      5          198
              New Plan Excel Realty Trust                                 8          197
              United Dominion Realty Trust Inc.                          10          199
                                                                                   1,390
Retail - 6.7%
              99 Cents Only Stores (b)                                    6          160
              Abercrombie & Fitch Co. - Class A (b)                       8          195
              American Eagle Outfitters Inc. (b)                          6           95
              Applebees International Inc.                                4          176
              Barnes & Noble Inc. (b)                                     5          179
              BJ's Wholesale Club Inc. (b)                                6          131
              Bob Evans Farms Inc.                                        3           93
              Borders Group Inc.                                          6          139
              Brinker International Inc. (b)                              8          262
              Carmax Inc. (b)                                             8          262
              CBRL Group Inc.                                             4          155
              Cheesecake Factory (b)                                      4          186
              Chico's FAS Inc. (b)                                        7          263
              Claire's Stores Inc.                                        4           80
              Copart Inc. (b)                                             7          120
              Dollar Tree Stores Inc. (b)                                 9          283
              Krispy Kreme Doughnuts Inc. (b)                             5          180
              Longs Drug Stores Corp.                                     3           74
              Michaels Stores Inc.                                        5          242
              Neiman-Marcus Group Inc. - Class A (b)                      4          214
              O'Reilly Automotive Inc. (b)                                4          170
              Outback Steakhouse Inc.                                     6          270
              Payless Shoesource Inc. (b)                                 6           74
              Petsmart Inc.                                              12          278
              Pier 1 Imports Inc.                                         7          159
              Ross Stores Inc.                                           12          328
              Ruby Tuesday Inc.                                           5          151
              Saks Inc. (b)                                              11          168
              Williams-Sonoma Inc. (b)                                   10          332
                                                                                   5,419
Savings & Loans - 2.8%
              Astoria Financial Corp.                                     6          241
              Greenpoint Financial Corp.                                 11          385
              Independence Community Bank Corp.                           4          160
              New York Community Bancorp. Inc.                           16          598
              Sovereign Bancorp. Inc.                                    24          567
              Washington Federal Inc.                                     6          162
              Webster Financial Corp.                                     4          171
                                                                                   2,284
Semiconductors - 4.1%
              Atmel Corp. (b)                                            39          232
              Credence Systems Corp. (b)                                  5           68
              Cree Inc. (b)                                               6          107
              Cypress Semiconductor Corp. (b)                            10          210
              Fairchild Semiconductor International Inc. - Class A (b)   10          240
              Integrated Circuit Systems Inc. (b)                         6          168
              Integrated Device Technology Inc. (b)                       9          147
              International Rectifier Corp. (b)                           5          260
              Intersil Corp.                                             11          282
              Lam Research Corp. (b)                                     11          344
              Lattice Semiconductor Corp. (b)                             9           89
              LTX Corp. (b)                                               4           64
              Micrel Inc. (b)                                             8          117
              Microchip Technology Inc.                                  17          565
              Semtech Corp. (b)                                           6          137
              Silicon Laboratories Inc. (b)                               4          176
              Triquint Semiconductor Inc. (b)                            11           78
                                                                                   3,284
Software - 2.5%
              Activision Inc. (b)                                         7          132
              Acxiom Corp. (b)                                            7          129
              Advent Software Inc. (b)                                    3           47
              Ascential Software Corp. (b)                                5          126
              Certegy Inc.                                                5          174
              CSG Systems International Inc. (b)                          4           53
              Dun & Bradstreet Corp. (b)                                  6          301
              Fair Isaac Corp.                                            4          193
              Keane Inc. (b)                                              5           77
              National Instruments Corp.                                  4          193
              Retek Inc. (b)                                              4           41
              SEI Investments Co.                                         9          262
              Sybase Inc. (b)                                             8          163
              Transaction Systems Architects Inc. (b)                     3           65
              Wind River Systems Inc. (b)                                 7           60
                                                                                   2,016
Telecommunications - 0.5%
              Cincinnati Bell Inc. (b)                                   20          101
              Telephone & Data Systems Inc.                               5          293
                                                                                     394
Telecommunications Equipment - 1.5%
              3Com Corp. (b)                                             30          249
              Adtran Inc.                                                 6          200
              Advanced Fibre Communications Inc. (b)                      7          143
              CommScope Inc. (b)                                          5           79
              Harris Corp.                                                5          206
              Newport Corp. (b)                                           3           53
              Plantronics Inc. (b)                                        4          119
              Polycom Inc. (b)                                            8          158
                                                                                   1,207
Textiles - 0.5%
              Mohawk Industries Inc. (b)                                  5          383

Tobacco - 0.1%
              Universal Corp.                                             2           87
Transportation - 1.9%
              Alexander & Baldwin Inc.                                    3          115
              C.H. Robinson Worldwide Inc.                                7          261
              CNF Inc.                                                    4          138
              EGL Inc. (b)                                                4           68
              Expeditors International of Washington Inc.                 9          323
              GATX Corp.                                                  4          112
              J.B. Hunt Transport Services Inc. (b)                       7          177
              Overseas Shipholding Group Inc.                             3           99
              Swift Transportation Co. Inc. (b)                           7          144
              Werner Enterprises Inc.                                     7          127
                                                                                   1,564
Water - 0.2%
              Philadelphia Suburban Corp.                                 8          167
Wireless Telecommunications - 0.3%
              Powerwave Technologies Inc. (b)                             5           39
              Price Communications Corp. (b)                              4           61
              RF Micro Devices Inc. (b)                                  15          152
                                                                                     252

              Total Common Stocks (cost $68,424)                                  78,951

Short Term Investments - 2.3%
Money Market Funds - 1.7%
              Reich & Tang Institutional U.S. Treasury Portfolio -
              Class B, 0.744% (a)                                     1,392        1,392
U.S. Treasury Bills - 0.6%
              U.S. Treasury Bill, 0.895%, 03/11/04 (l)                  500          499
              Total Short Term Investments (cost $1,891)                           1,891

Total Investments - 99.7% (cost $70,315)                             80,842
Other Assets and Liabilities, Net - 0.3%                                235
Total Net Assets - 100%                                              81,077

JNL/Curian S&P 500 Index Fund
Common Stocks - 97.9%
Advertising - 0.2%
              Interpublic Group of Cos. Inc. (b)                          8          117
              Omnicom Group Inc.                                          3          301
                                                                                     418
Aerospace & Defense - 1.5%
              Boeing Co.                                                 15          642
              General Dynamics Corp.                                      4          324
              Goodrich Corp.                                              2           63
              Lockheed Martin Corp.                                       8          420
              Northrop Grumman Corp.                                      3          317
              Raytheon Co.                                                8          227
              Rockwell Collins Inc.                                       3           96
              United Technologies Corp.                                   9          808
                                                                                   2,897
Agriculture - 0.1%
              Monsanto Co.                                                5          137
Airlines - 0.1%
              Delta Air Lines Inc.                                        2           27
              Southwest Airlines Co.                                     14          230
                                                                                     257
Apparel - 0.3%
              Jones Apparel Group Inc.                                    2           80
              Liz Claiborne Inc.                                          2           70
              NIKE Inc.                                                   5          326
              Reebok International Ltd.                                   1           40
              V.F. Corp.                                                  2           85
                                                                                     601
Auto Manufacturers - 0.7%
              Ford Motor Co.                                             33          531
              General Motors Corp.                                       10          542
              Navistar International Corp. (b)                            1           60
              PACCAR Inc.                                                 2          180
                                                                                   1,313
Auto Parts & Equipment - 0.2%
              Cooper Tire & Rubber Co.                                    1           28
              Dana Corp.                                                  3           49
              Delphi Corp.                                               10          104
              Goodyear Tire & Rubber Co. (b)                              3           25
              Johnson Controls Inc.                                       2          190
              Visteon Corp.                                               2           25
                                                                                     421
Banks - 6.8%
              AmSouth Bancorp.                                            6          156
              Bank of America Corp.                                      27        2,165
              Bank of New York Co. Inc.                                  14          464
              Bank One Corp.                                             20          924
              BB&T Corp.                                                 10          383
              Charter One Financial Inc.                                  4          139
              Comerica Inc.                                               3          178
              Fifth Third Bancorp.                                       10          609
              First Tennessee National Corp.                              2           97
              FleetBoston Financial Corp.                                19          834
              Huntington Bancshares Inc.                                  4           93
              KeyCorp                                                     8          223
              Marshall & Ilsley Corp.                                     4          157
              Mellon Financial Corp.                                      8          250
              National City Corp.                                        11          374
              North Fork Bancorp. Inc.                                    3          111
              Northern Trust Corp.                                        4          185
              PNC Financial Services Group Inc.                           5          275
              Regions Financial Corp.                                     4          150
              SouthTrust Corp.                                            6          197
              State Street Corp.                                          6          315
              SunTrust Banks Inc.                                         5          365
              Synovus Financial Corp.                                     5          158
              Union Planters Corp.                                        3          108
              US Bancorp.                                                35        1,041
              Wachovia Corp.                                             24        1,118
              Wells Fargo & Co.                                          31        1,805
              Zions Bancorp.                                              2           96
                                                                                  12,970
Beverages - 2.6%
              Adolph Coors Co. - Class B                                  1           32
              Anheuser-Busch Cos. Inc.                                   15          778
              Brown-Forman Corp. - Class B                                1          103
              Coca-Cola Co.                                              44        2,254
              Coca-Cola Enterprises Inc.                                  8          180
              Pepsi Bottling Group Inc.                                   5          115
              PepsiCo Inc.                                               31        1,450
                                                                                   4,912
Biotechnology - 1.2%
              Amgen Inc. (b)                                             23        1,445
              Biogen Idec Inc. (b)                                        6          218
              Chiron Corp. (b)                                            3          194
              Genzyme Corp. (b)                                           4          200
              Medimmune Inc. (b)                                          4          114
              Millipore Corp. (b)                                         1           33
                                                                                   2,204
Building Materials - 0.2%
              American Standard Cos. Inc. (b)                             1          133
              Masco Corp.                                                 8          230
              Vulcan Materials Co.                                        2           88
                                                                                     451
Chemicals - 1.5%
              Air Products & Chemicals Inc.                               4          218
              Ashland Inc.                                                1           55
              Dow Chemical Co.                                           17          693
              E.I. du Pont de Nemours & Co.                              18          829
              Eastman Chemical Co.                                        1           57
              Ecolab Inc.                                                 5          128
              Engelhard Corp.                                             2           68
              Great Lakes Chemical Corp.                                  1           24
              Hercules Inc. (b)                                           2           24
              International Flavors & Fragrances Inc.                     2           59
              PPG Industries Inc.                                         3          197
              Praxair Inc.                                                6          225
              Rohm & Haas Co.                                             4          172
              Sherwin-Williams Co.                                        3           90
              Sigma-Aldrich Corp.                                         1           73
                                                                                   2,912
Commercial Services - 0.9%
              Apollo Group Inc. (b)                                       3          217
              Cendant Corp. (b)                                          18          409
              Concord EFS Inc. (b)                                        8          125
              Convergys Corp. (b)                                         3           45
              Deluxe Corp.                                                1           37
              Equifax Inc.                                                3           62
              H&R Block Inc.                                              3          179
              McKesson Corp.                                              5          170
              Moody's Corp.                                               3          163
              Paychex Inc.                                                7          254
              R.R. Donnelley & Sons Co.                                   2           62
              Robert Half International Inc. (b)                          3           72
                                                                                   1,795
Computers - 4.0%
              Apple Computer Inc. (b)                                     7          140
              Computer Sciences Corp. (b)                                 3          150
              Dell Inc. (b)                                              46        1,576
              Electronic Data Systems Corp.                               9          214
              EMC Corp. (b)                                              44          563
              Gateway Inc. (b)                                            6           27
              Hewlett-Packard Co.                                        55        1,269
              International Business Machines Corp.                      31        2,889
              Lexmark International Inc. (b)                              2          183
              NCR Corp. (b)                                               2           63
              Network Appliance Inc. (b)                                  6          128
              Sun Microsystems Inc. (b)                                  59          266
              SunGard Data Systems Inc. (b)                               5          144
              Unisys Corp. (b)                                            6           89
                                                                                   7,701
Cosmetics & Personal Care - 2.3%
              Alberto-Culver Co. - Class B                                1           67
              Avon Products Inc.                                          4          289
              Colgate-Palmolive Co.                                      10          487
              Gillette Co.                                               18          673
              Kimberly-Clark Corp.                                        9          540
              Procter & Gamble Co.                                       23        2,347
                                                                                   4,403
Distribution & Wholesale - 0.1%
              Genuine Parts Co.                                           3          103
              W.W. Grainger Inc.                                          2           78
                                                                                     181
Diversified Financial Services - 7.8%
              American Express Co.                                       23        1,124
              Bear Stearns Cos. Inc.                                      2          142
              Capital One Financial Corp.                                 4          256
              Charles Schwab Corp.                                       25          291
              Citigroup Inc.                                             93        4,537
              Countrywide Financial Corp.                                 3          253
              Fannie Mae                                                 18        1,321
              Federated Investors Inc.                                    2           58
              Franklin Resources Inc.                                     5          237
              Freddie Mac                                                13          735
              Goldman Sachs Group Inc.                                    9          847
              Janus Capital Group Inc.                                    4           71
              JPMorgan Chase & Co.                                       37        1,358
              Lehman Brothers Holdings Inc.                               5          380
              MBNA Corp.                                                 23          575
              Merrill Lynch & Co. Inc.                                   17        1,005
              Morgan Stanley                                             20        1,136
              Providian Financial Corp. (b)                               5           61
              SLM Corp.                                                   8          308
              T. Rowe Price Group Inc.                                    2          107
                                                                                  14,802
Electric - 2.4%
              AES Corp. (b)                                              11          106
              Allegheny Energy Inc. (b)                                   2           30
              Ameren Corp.                                                3          136
              American Electric Power Co. Inc.                            7          219
              Calpine Corp. (b)                                           7           36
              Centerpoint Energy Inc.                                     6           54
              Cinergy Corp.                                               3          125
              CMS Energy Corp. (b)                                        3           25
              Consolidated Edison Inc.                                    4          176
              Constellation Energy Group Inc.                             3          119
              Dominion Resources Inc.                                     6          375
              DTE Energy Co.                                              3          120
              Duke Energy Corp.                                          16          336
              Edison International                                        6          129
              Entergy Corp.                                               4          237
              Exelon Corp.                                                6          393
              FirstEnergy Corp.                                           6          210
              FPL Group Inc.                                              3          218
              NiSource Inc.                                               5          104
              PG&E Corp. (b)                                              8          209
              Pinnacle West Capital Corp.                                 2           66
              PPL Corp.                                                   3          137
              Progress Energy Inc.                                        4          201
              Public Service Enterprise Group Inc.                        4          187
              Southern Co.                                               13          401
              TECO Energy Inc.                                            3           49
              TXU Corp.                                                   6          139
              Xcel Energy Inc.                                            7          123
                                                                                   4,660
Electrical Components & Equipment - 0.4%
              American Power Conversion Corp.                             4           86
              Emerson Electric Co.                                        8          494
              Molex Inc.                                                  3          120
              Power-One Inc. (b)                                          2           16
                                                                                     716
Electronics - 0.6%
              Agilent Technologies Inc. (b)                               9          252
              Applera Corp. - Applied Biosystems Group                    4           78
              Jabil Circuit Inc. (b)                                      4          103
              Parker Hannifin Corp.                                       2          128
              PerkinElmer Inc.                                            2           39
              Sanmina-SCI Corp. (b)                                       9          118
              Solectron Corp. (b)                                        15           90
              Symbol Technologies Inc.                                    4           71
              Tektronix Inc.                                              2           48
              Thermo Electron Corp. (b)                                   3           74
              Thomas & Betts Corp.                                        1           24
              Waters Corp. (b)                                            2           73
                                                                                   1,098
Engineering & Construction - 0.0%
              Fluor Corp.                                                 1           59

Entertainment - 0.1%
              International Game Technology                               6          224

Environmental Control - 0.2%
              Allied Waste Industries Inc. (b)                            6           81
              Waste Management Inc.                                      11          312
                                                                                     393
Food - 1.8%
              Albertson's Inc.                                            7          151
              Archer-Daniels-Midland Co.                                 12          178
              Campbell Soup Co.                                           7          199
              ConAgra Foods Inc.                                         10          257
              General Mills Inc.                                          7          306
              H.J. Heinz Co.                                              6          232
              Hershey Foods Corp.                                         2          174
              Kellogg Co.                                                 7          282
              Kroger Co. (b)                                             14          250
              McCormick & Co. Inc.                                        3           76
              Safeway Inc. (b)                                            8          176
              Sara Lee Corp.                                             14          311
              Supervalu Inc.                                              2           69
              Sysco Corp.                                                12          437
              Winn-Dixie Stores Inc.                                      3           25
              Wm. Wrigley Jr. Co.                                         4          229
                                                                                   3,352
Forest Products & Paper - 0.6%
              Boise Cascade Corp.                                         2           52
              Georgia-Pacific Corp.                                       5          141
              International Paper Co.                                     9          375
              Louisiana-Pacific Corp. (b)                                 2           34
              MeadWestvaco Corp.                                          4          108
              Plum Creek Timber Co. Inc.                                  3          101
              Temple-Inland Inc.                                          1           60
              Weyerhaeuser Co.                                            4          255
                                                                                   1,126
Gas - 0.2%
              KeySpan Corp.                                               3          106
              Nicor Inc.                                                  1           29
              Peoples Energy Corp.                                        1           27
              Sempra Energy                                               4          123
                                                                                     285
Hand & Machine Tools - 0.1%
              Black & Decker Corp.                                        1           69
              Snap-On Inc.                                                1           37
              Stanley Works                                               1           56
                                                                                     162
Healthcare - 4.5%
              Aetna Inc.                                                  3          187
              Anthem Inc. (b)                                             3          188
              Bausch & Lomb Inc.                                          1           50
              Baxter International Inc.                                  11          337
              Becton Dickinson & Co.                                      5          189
              Biomet Inc.                                                 5          169
              Boston Scientific Corp. (b)                                15          546
              C.R. Bard Inc.                                              1           72
              Guidant Corp.                                               6          339
              HCA Inc.                                                    9          386
              Health Management Associates Inc.                           4          104
              Humana Inc. (b)                                             3           67
              Johnson & Johnson                                          54        2,778
              Manor Care Inc.                                             2           56
              Medtronic Inc.                                             22        1,068
              Quest Diagnostics Inc.                                      2          138
              St. Jude Medical Inc. (b)                                   3          192
              Stryker Corp.                                               4          307
              Tenet Healthcare Corp. (b)                                  8          135
              UnitedHealth Group Inc.                                    11          618
              WellPoint Health Networks Inc. (b)                          3          267
              Zimmer Holdings Inc. (b)                                    4          308
                                                                                   8,501
Home Builders - 0.2%
              Centex Corp.                                                1          121
              KB Home                                                     1           57
              Pulte Homes Inc.                                            1          105
                                                                                     283
Home Furnishings - 0.1%
              Leggett & Platt Inc.                                        3           75
              Maytag Corp.                                                1           40
              Whirlpool Corp.                                             1           92
                                                                                     207
Household Products - 0.3%
              American Greetings Corp. - Class A (b)                      1           26
              Avery Dennison Corp.                                        2          108
              Clorox Co.                                                  4          186
              Fortune Brands Inc.                                         3          189
              Newell Rubbermaid Inc.                                      5          113
              Tupperware Corp.                                            1           19
                                                                                     641
Insurance - 4.7%
              ACE Ltd.                                                    5          209
              AFLAC Inc.                                                  9          336
              Allstate Corp.                                             13          548
              AMBAC Financial Group Inc.                                  2          134
              American International Group Inc.                          47        3,132
              AON Corp.                                                   6          136
              Chubb Corp.                                                 3          232
              Cigna Corp.                                                 2          142
              Cincinnati Financial Corp.                                  3          122
              Hartford Financial Services Group Inc.                      5          303
              Jefferson-Pilot Corp.                                       3          129
              John Hancock Financial Services Inc.                        5          197
              Lincoln National Corp.                                      3          130
              Loews Corp.                                                 3          166
              Marsh & McLennan Cos. Inc.                                 10          460
              MBIA Inc.                                                   3          155
              MetLife Inc.                                               14          464
              MGIC Investment Corp.                                       2           99
              Principal Financial Group                                   6          194
              Progressive Corp.                                           4          327
              Prudential Financial Inc.                                  10          409
              Safeco Corp.                                                3           98
              St. Paul Cos. Inc.                                          4          164
              Torchmark Corp.                                             2           93
              Travelers Property Casualty Corp.                          18          309
              UnumProvident Corp.                                         5           85
              XL Capital Ltd.                                             2          193
                                                                                   8,966
Internet - 0.8%
              eBay Inc. (b)                                              12          756
              Monster Worldwide Inc. (b)                                  2           45
              Symantec Corp. (b)                                          6          193
              Yahoo! Inc. (b)                                            12          538
                                                                                   1,532
Iron & Steel - 0.1%
              Allegheny Technologies Inc.                                 1           19
              Nucor Corp.                                                 1           79
              United States Steel Corp.                                   2           66
                                                                                     164
Leisure Time - 0.4%
              Brunswick Corp.                                             2           53
              Carnival Corp.                                             11          453
              Harley-Davidson Inc.                                        5          261
              Sabre Holdings Corp.                                        3           56
                                                                                     823
Lodging - 0.3%
              Harrah's Entertainment Inc.                                 2           99
              Hilton Hotels Corp.                                         7          118
              Marriott International Inc. - Class A                       4          194
              Starwood Hotels & Resorts Worldwide Inc.                    4          132
                                                                                     543
Machinery - 0.5%
              Caterpillar Inc.                                            6          523
              Cummins Inc.                                                1           36
              Deere & Co.                                                 4          283
              Rockwell Automation Inc.                                    3          120
                                                                                     962
Manufacturing - 5.3%
              3M Co.                                                     14        1,209
              Cooper Industries Ltd. - Class A                            2           98
              Crane Co.                                                   1           31
              Danaher Corp.                                               3          255
              Dover Corp.                                                 4          146
              Eastman Kodak Co.                                           5          133
              Eaton Corp.                                                 1          149
              General Electric Co.                                      182        5,636
              Honeywell International Inc.                               16          522
              Illinois Tool Works Inc.                                    6          469
              Ingersoll-Rand Co. - Class A                                3          213
              ITT Industries Inc.                                         2          124
              Pall Corp.                                                  2           61
              Textron Inc.                                                2          141
              Tyco International Ltd.                                    36          960
                                                                                  10,147
Media - 3.8%
              Clear Channel Communications Inc.                          11          522
              Comcast Corp. - Class A (b)                                41        1,340
              Dow Jones & Co. Inc.                                        1           72
              Gannett Co. Inc.                                            5          438
              Knight-Ridder Inc.                                          1          110
              McGraw-Hill Cos. Inc.                                       3          243
              Meredith Corp.                                              1           42
              New York Times Co.                                          3          129
              Time Warner Inc. (b)                                       82        1,474
              Tribune Co.                                                 6          292
              Univision Communications Inc. (b)                           6          232
              Viacom Inc. - Class B                                      32        1,407
              Walt Disney Co.                                            37          865
                                                                                   7,166
Metal Fabrication & Hardware - 0.0%
              Worthington Industries                                      2           28

Mining - 0.6%
              Alcoa Inc.                                                 16          596
              Freeport-McMoRan Copper & Gold Inc.                         3          139
              Newmont Mining Corp.                                        8          381
              Phelps Dodge Corp. (b)                                      2          118
                                                                                   1,234
Office & Business Equipment - 0.2%
              Pitney Bowes Inc.                                           4          172
              Xerox Corp. (b)                                            14          198
                                                                                     370
Oil & Gas Producers - 5.1%
              Amerada Hess Corp.                                          2           87
              Anadarko Petroleum Corp.                                    5          232
              Apache Corp.                                                3          238
              Burlington Resources Inc.                                   3          193
              ChevronTexaco Corp.                                        19        1,673
              ConocoPhillips                                             12          809
              Devon Energy Corp.                                          4          241
              EOG Resources Inc.                                          2           96
              Exxon Mobil Corp.                                         120        4,910
              Kerr-McGee Corp.                                            2           84
              Marathon Oil Corp.                                          6          186
              Nabors Industries Ltd. (b)                                  3          110
              Noble Corp. (b)                                             2           87
              Occidental Petroleum Corp.                                  7          295
              Rowan Cos. Inc. (b)                                         2           40
              Sunoco Inc.                                                 1           72
              Transocean Inc. (b)                                         6          139
              Unocal Corp.                                                5          173
                                                                                   9,665
Oil & Gas Services - 0.6%
              Baker Hughes Inc.                                           6          195
              BJ Services Co. (b)                                         3          103
              Halliburton Co.                                             8          207
              Schlumberger Ltd.                                          11          580
                                                                                   1,085
Packaging & Containers - 0.1%
              Ball Corp.                                                  1           56
              Bemis Co.                                                   1           45
              Pactiv Corp. (b)                                            3           68
              Sealed Air Corp. (b)                                        2           83
                                                                                     252
Pharmaceuticals - 7.1%
              Abbott Laboratories                                        28        1,320
              Allergan Inc.                                               2          182
              AmerisourceBergen Corp.                                     2          114
              Bristol-Myers Squibb Co.                                   35        1,005
              Cardinal Health Inc.                                        8          480
              Eli Lilly & Co.                                            20        1,431
              Express Scripts Inc. - Class A (b)                          1           95
              Forest Laboratories Inc. (b)                                7          409
              King Pharmaceuticals Inc. (b)                               4           67
              Medco Health Solutions Inc. (b)                             5          166
              Merck & Co. Inc.                                           40        1,863
              Pfizer Inc.                                               138        4,885
              Schering-Plough Corp.                                      27          463
              Watson Pharmaceuticals Inc. (b)                             2           90
              Wyeth                                                      24        1,024
                                                                                  13,594
Pipelines - 0.2%
              Dynegy Inc. - Class A (b)                                   7           30
              El Paso Corp.                                              11           90
              Kinder Morgan Inc.                                          2          132
              Williams Cos. Inc.                                          9           92
                                                                                     344
Real Estate - 0.4%
              Apartment Investment & Management Co.                       2           59
              Equity Office Properties Trust                              7          207
              Equity Residential                                          5          147
              ProLogis                                                    3          105
              Simon Property Group Inc.                                   3          161
                                                                                     679
Retail - 6.8%
              Autonation Inc. (b)                                         5           92
              Autozone Inc. (b)                                           2          136
              Bed Bath & Beyond Inc. (b)                                  5          233
              Best Buy Co. Inc.                                           6          306
              Big Lots Inc. (b)                                           2           31
              Circuit City Stores Inc. - Circuit City Group               4           38
              Costco Wholesale Corp. (b)                                  8          308
              CVS Corp.                                                   7          258
              Darden Restaurants Inc.                                     3           63
              Dillard's Inc. - Class A                                    2           25
              Dollar General Corp.                                        6          128
              Family Dollar Stores Inc.                                   3          112
              Federated Department Stores Inc.                            3          151
              Gap Inc.                                                   16          377
              Home Depot Inc.                                            41        1,463
              J.C. Penney Co. Inc.                                        5          130
              Kohl's Corp. (b)                                            6          277
              Limited Brands Inc.                                         9          169
              Lowe's Cos. Inc.                                           14          789
              May Department Stores Co.                                   5          152
              McDonald's Corp.                                           23          571
              Nordstrom Inc.                                              2           84
              Office Depot Inc. (b)                                       6           95
              RadioShack Corp.                                            3           91
              Sears Roebuck & Co.                                         5          209
              Staples Inc. (b)                                            9          245
              Starbucks Corp. (b)                                         7          234
              Target Corp.                                               17          634
              Tiffany & Co.                                               3          120
              TJX Cos. Inc.                                               9          201
              Toys "R" Us Inc. (b)                                        4           49
              Walgreen Co.                                               19          676
              Wal-Mart Stores Inc.                                       78        4,160
              Wendy's International Inc.                                  2           81
              Yum! Brands Inc. (b)                                        5          183
                                                                                  12,871
Savings & Loans - 0.5%
              Golden West Financial Corp.                                 3          284
              Washington Mutual Inc.                                     16          654
                                                                                     938
Semiconductors - 4.2%
              Advanced Micro Devices Inc. (b)                             6           94
              Altera Corp. (b)                                            7          156
              Analog Devices Inc. (b)                                     7          304
              Applied Materials Inc. (b)                                 30          677
              Applied Micro Circuits Corp. (b)                            6           33
              Broadcom Corp. (b)                                          5          187
              Intel Corp.                                               118        3,811
              KLA-Tencor Corp. (b)                                        4          207
              Linear Technology Corp.                                     6          238
              LSI Logic Corp. (b)                                         7           61
              Maxim Integrated Products Inc.                              6          297
              Micron Technology Inc. (b)                                 11          149
              National Semiconductor Corp. (b)                            3          129
              Novellus Systems Inc. (b)                                   3          115
              Nvidia Corp. (b)                                            3           68
              PMC - Sierra Inc. (b)                                       3           63
              QLogic Corp. (b)                                            2           88
              Teradyne Inc. (b)                                           3           88
              Texas Instruments Inc.                                     31          921
              Xilinx Inc. (b)                                             6          240
                                                                                   7,926
Software - 5.1%
              Adobe Systems Inc.                                          4          166
              Autodesk Inc.                                               2           52
              Automatic Data Processing Inc.                             11          427
              BMC Software Inc. (b)                                       4           76
              Citrix Systems Inc. (b)                                     3           63
              Computer Associates International Inc.                     10          287
              Compuware Corp. (b)                                         7           42
              Electronic Arts Inc. (b)                                    5          258
              First Data Corp.                                           13          543
              Fiserv Inc. (b)                                             4          139
              IMS Health Inc.                                             4          108
              Intuit Inc. (b)                                             4          190
              Mercury Interactive Corp. (b)                               2           79
              Microsoft Corp.                                           196        5,395
              Novell Inc. (b)                                             7           71
              Oracle Corp. (b)                                           95        1,250
              Parametric Technology Corp. (b)                             5           19
              PeopleSoft Inc. (b)                                         7          155
              Siebel Systems Inc. (b)                                     9          125
              Veritas Software Corp. (b)                                  8          288
                                                                                   9,733
Telecommunications - 2.8%
              Alltel Corp.                                                6          263
              AT&T Corp.                                                 14          291
              BellSouth Corp.                                            33          948
              CenturyTel Inc.                                             3           85
              Citizens Communications Co. (b)                             5           64
              Qwest Communications International Inc. (b)                32          138
              SBC Communications Inc.                                    60        1,564
              Sprint Corp. - FON Group                                   16          269
              Verizon Communications Inc.                                50        1,755
                                                                                   5,377
Telecommunications Equipment - 2.1%
              ADC Telecommunications Inc. (b)                            15           43
              Andrew Corp. (b)                                            3           32
              Avaya Inc. (b)                                              8           98
              CIENA Corp. (b)                                             9           57
              Cisco Systems Inc. (b)                                    125        3,038
              Comverse Technology Inc. (b)                                3           60
              Corning Inc. (b)                                           24          251
              JDS Uniphase Corp. (b)                                     26           95
              Lucent Technologies Inc. (b)                               76          216
              Scientific-Atlanta Inc.                                     3           75
              Tellabs Inc. (b)                                            8           64
                                                                                   4,029
Textiles - 0.1%
              Cintas Corp.                                                3          155

Tobacco - 1.2%
              Altria Group Inc.                                          37        2,003
              RJ Reynolds Tobacco Holdings Inc.                           2           89
              UST Inc.                                                    3          104
                                                                                   2,196
Toys & Hobbies - 0.1%
              Hasbro Inc.                                                 3           67
              Mattel Inc.                                                 8          150
                                                                                     217
Transportation - 1.5%
              Burlington Northern Santa Fe Corp.                          7          218
              CSX Corp.                                                   4          139
              FedEx Corp.                                                 5          365
              Norfolk Southern Corp.                                      7          167
              Ryder System Inc.                                           1           38
              Union Pacific Corp.                                         5          321
              United Parcel Service Inc.                                 20        1,519
                                                                                   2,767
Wireless Telecommunications - 1.3%
              AT&T Wireless Services Inc. (b)                            49          393
              Motorola Inc.                                              42          594
              Nextel Communications Inc. (b)                             20          559
              Qualcomm Inc.                                              14          782
              Sprint Corp. - PCS Group (b)                               19          105
                                                                                   2,433

              Total Common Stocks (cost $166,794)                                186,278

Short Term Investments - 1.8%
Money Market Funds - 1.3%
              Reich & Tang Institutional Money Market Portfolio -
              Class B, 0.957% (a)                                       335          335

              Reich & Tang Institutional U.S. Treasury Portfolio -
              Class B, 0.744% (a)                                     2,070        2,070
                                                                                   2,405
U.S. Treasury Bills - 0.5%
              U.S. Treasury Bill, 0.895%, 03/11/04 (l)                1,000          998
              Total Short Term Investments (cost $3,403)                           3,403

Total Investments - 99.7% (cost $170,197)                           189,681
Other Assets and Liabilities, Net - 0.3%                                657
Total Net Assets - 100%                                             190,338

JNL/Curian Small Cap Index Fund
Common Stocks - 93.2%
Advertising - 0.3%
              Advo Inc.                                                   2           75
              Catalina Marketing Corp. (b)                                3           61
              Grey Global Group Inc.                                      -           40
              R.H. Donnelley Corp. (b)                                    2           63
              ValueVision Media Inc. - Class A (b)                        2           26
                                                                                     265
Aerospace & Defense - 1.1%
              AAR Corp. (b)                                               2           36
              Armor Holdings Inc. (b)                                     2           42
              Curtiss-Wright Corp.                                        1           60
              DRS Technologies Inc. (b)                                   2           54
              Ducommun Inc. (b)                                           1           16
              EDO Corp.                                                   1           28
              Engineered Support Systems Inc.                             1           77
              Esterline Technologies Corp. (b)                            2           43
              GenCorp Inc.                                                2           25
              Heico Corp.                                                 1           21
              Herley Industries Inc. (b)                                  1           19
              Kaman Corp. - Class A                                       2           24
              Moog Inc. - Class A (b)                                     1           58
              MTC Technologies Inc. (b)                                   -           15
              Orbital Sciences Corp. (b)                                  4           48
              Sequa Corp. - Class A (b)                                   -           14
              Teledyne Technologies Inc. (b)                              3           49
              Titan Corp. (b)                                             6          139
              Triumph Group Inc. (b)                                      1           41
              United Industrial Corp.                                     1           15
                                                                                     824
Agriculture - 0.2%
              Alico Inc.                                                  -           14
              Delta & Pine Land Co.                                       3           76
              Maui Land & Pineapple Co. Inc. (b)                          -            7
              Tejon Ranch Co. (b)                                         1           21
                                                                                     118
Airlines - 0.9%
              Airtran Holdings Inc. (b)                                   6           73
              Alaska Air Group Inc. (b)                                   2           52
              America West Holdings Corp. - Class B (b)                   3           32
              AMR Corp. (b)                                              13          165
              Atlantic Coast Airlines Holdings Inc. (b)                   3           34
              Continental Airlines Inc. (b)                               5           86
              ExpressJet Holdings Inc. (b)                                3           39
              Frontier Airlines Inc. (b)                                  3           39
              Mair Holdings Inc. (b)                                      1            7
              Mesa Air Group Inc. (b)                                     2           28
              Midwest Express Holdings Inc. (b)                           1            4
              Northwest Airlines Corp. (b)                                5           62
              SkyWest Inc.                                                5           84
                                                                                     705
Alternative Energy - 0.1%
              FuelCell Energy Inc. (b)                                    3           37
              Headwaters Inc. (b)                                         2           45
              KFX Inc. (b)                                                2           13
              Plug Power Inc. (b)                                         3           18
                                                                                     113
Apparel - 0.9%
              Cherokee Inc.                                               1           11
              DHB Industries Inc. (b)                                     2           14
              Guess Inc. (b)                                              1            8
              Gymboree Corp. (b)                                          2           42
              Kellwood Co.                                                2           85
              K-Swiss Inc. - Class A                                      2           49
              Maxwell Shoe Co. Inc. - Class A (b)                         1           18
              Oshkosh B'Gosh Inc. - Class A                               1           15
              Oxford Industries Inc.                                      1           35
              Perry Ellis International Inc. (b)                          -            8
              Phillips-Van Heusen                                         2           38
              Quiksilver Inc. (b)                                         4           77
              Russell Corp.                                               2           38
              Skechers U.S.A. Inc. - Class A (b)                          1           10
              Steven Madden Ltd. (b)                                      1           15
              Stride Rite Corp.                                           3           29
              Unifi Inc. (b)                                              4           25
              Vans Inc. (b)                                               2           19
              Warnaco Group Inc. (b)                                      3           46
              Weyco Group Inc.                                            -            5
              Wolverine World Wide Inc.                                   3           63
                                                                                     650
Auto Manufacturers - 0.3%
              ASV Inc. (b)                                                1           25
              Oshkosh Truck Corp.                                         2          122
              Wabash National Corp. (b)                                   2           65
                                                                                     212
Auto Parts & Equipment - 0.8%
              Aftermarket Technology Corp. (b)                            1           14
              Bandag Inc.                                                 1           35
              Collins & Aikman Corp. (b)                                  4           16
              Cooper Tire & Rubber Co.                                    5          110
              Dura Automotive Systems Inc. (b)                            1           16
              Goodyear Tire & Rubber Co. (b)                             12           95
              Keystone Automotive Industries Inc. (b)                     1           22
              Modine Manufacturing Co.                                    2           51
              Raytech Corp. (b)                                           2            7
              Spartan Motors Inc.                                         -            4
              Sports Resorts International Inc. (b)                       1            4
              Standard Motor Products Inc.                                -            3
              Strattec Security Corp. (b)                                 -           15
              Superior Industries International Inc.                      2           74
              Tenneco Automotive Inc. (b)                                 3           21
              Tower Automotive Inc. (b)                                   4           28
              Visteon Corp.                                              10          104
                                                                                     619
Banks - 7.8%
              1st Source Corp.                                            1           20
              ABC Bancorp.                                                1           10
              Alabama National Bancorp.                                   1           39
              Allegiant Bancorp. Inc.                                     1           28
              Amcore Financial Inc.                                       2           55
              American National Bankshares Inc.                           -           10
              AmericanWest Bancorp. (b)                                   1           21
              Arrow Financial Corp.                                       1           23
              Banc Corp. (b)                                              1            7
              Bancfirst Corp.                                             -           21
              BancTrust Financial Group Inc.                              1           13
              Bank of Granite Corp.                                       1           22
              Bank of the Ozarks Inc.                                     1           19
              Banner Corp.                                                1           20
              Boston Private Financial Holdings Inc.                      2           42
              Bryn Mawr Bank Corp.                                        1           15
              BSB Bancorp. Inc.                                           1           25
              C&F Financial Corp.                                         -           10
              Camden National Corp.                                       1           24
              Capital City Bank Group Inc.                                1           36
              Capital Corp. of the West (b)                               -           18
              Capitol Bancorp. Ltd.                                       1           26
              Cascade Bancorp.                                            1           23
              Cathay Bancorp. Inc.                                        2           94
              Cavalry Bancorp Inc.                                        -            5
              CB Bancshares Inc.                                          -           25
              CCBT Financial Cos. Inc.                                    1           23
              Center Bancorp Inc.                                         -            8
              Central Coast Bancorp. (b)                                  -            5
              Central Pacific Financial Corp.                             1           37
              Century Bancorp Inc. - Class A                              -           13
              Chemical Financial Corp.                                    2           70
              Chittenden Corp.                                            3           99
              Citizens Banking Corp.                                      4          120
              City Bank Lynnwood                                          1           20
              City Holding Co.                                            1           45
              CNB Financial Corp.                                         -            7
              CoBiz Inc.                                                  1           16
              Columbia Bancorp.                                           1           27
              Columbia Banking Systems Inc.                               1           22
              Community Bank                                              -            9
              Community Bank System Inc.                                  1           46
              Community Banks Inc.                                        1           27
              Community First Bankshares Inc.                             3           91
              Community Trust Bancorp. Inc.                               1           34
              Corus Bankshares Inc.                                       1           37
              CVB Financial Corp.                                         3           59
              East-West Bancorp. Inc.                                     2          105
              Farmers Capital Bank Corp.                                  -           14
              Financial Institutions Inc.                                 1           17
              First Bancorp.                                              1           23
              First Busey Corp. - Class A                                 1           23
              First Charter Corp.                                         3           49
              First Citizens BancShares Inc. - Class A                    1           63
              First Commonwealth Financial Corp.                          5           70
              First Community Bancorp.                                    1           38
              First Community Bancshares Inc.                             1           27
              First Financial Bancorp.                                    3           42
              First Financial Bankshares Inc.                             1           46
              First Financial Corp.                                       1           36
              First Indiana Corp.                                         1           21
              First M&F Corp.                                             -            6
              First Merchants Corp.                                       2           40
              First National Corp.                                        1           18
              First Oak Brook Bancshares Inc.                             1           16
              First of Long Island Corp.                                  -           15
              First Republic Bank                                         1           29
              First South Bancorp. Inc.                                   -            5
              First State Bancorp.                                        -           17
              First United Corp.                                          -            4
              Firstbank Corp.                                             -            9
              FNB Corp.                                                   -           13
              Franklin Financial Corp.                                    -            6
              Fremont General Corp.                                       5           84
              Frontier Financial Corp.                                    1           36
              German American Bancorp.                                    1           10
              Glacier Bancorp. Inc.                                       1           46
              Gold Bancorp. Inc.                                          3           42
              Great Southern Bancorp. Inc.                                -           19
              Greater Bay Bancorp.                                        4          123
              Hancock Holding Co.                                         1           63
              Hanmi Financial Corp.                                       1           13
              Harleysville National Corp.                                 2           57
              Heartland Financial USA Inc.                                1           16
              Heritage Commerce Corp. (b)                                 1           14
              Humboldt Bancorp.                                           1           17
              IBERIABANK Corp.                                            1           34
              IBT Bancorp. Inc.                                           -           16
              Independent Bank Corp.                                      1           32
              Independent Bank Corp. - MI                                 1           41
              Integra Bank Corp.                                          1           22
              Interchange Financial Services Corp.                        1           27
              Irwin Financial Corp.                                       1           40
              Lakeland Bancorp. Inc.                                      1           16
              Lakeland Financial Corp.                                    -           11
              LNB Bancorp. Inc.                                           -            5
              Local Financial Corp. (b)                                   2           31
              LSB Bancshares Inc.                                         1           13
              Macatawa Bank Corp.                                         1           19
              Main Street Banks Inc.                                      1           33
              MainSource Financial Group Inc.                             -            8
              MB Financial Corp.                                          1           52
              MBT Financial Corp.                                         -            8
              Mercantile Bank Corp.                                       1           23
              Merchants Bancshares Inc.                                   -            5
              Mid-State Bancshares                                        2           44
              Midwest Banc Holdings Inc.                                  1           20
              Nara Bancorp Inc.                                           1           21
              National Bankshares Inc.                                    -            8
              National Penn Bancshares Inc.                               2           58
              NBC Capital Corp.                                           1           14
              NBT Bancorp. Inc.                                           3           55
              Old Second Bancorp. Inc.                                    -           23
              Omega Financial Corp.                                       1           29
              Oriental Financial Group Inc.                               1           28
              PAB Bankshares Inc.                                         1            8
              Pacific Capital Bancorp.                                    3          108
              Pacific Union Bank                                          -            9
              Peapack Gladstone Financial Corp.                           1           20
              Pennrock Financial Services Corp.                           1           22
              Penns Woods Bancorp. Inc.                                   -           16
              Peoples Bancorp. Inc.                                       1           29
              Peoples Holding Co.                                         1           24
              PrivateBancorp Inc.                                         1           24
              Prosperity Bancshares Inc.                                  1           25
              Provident Bankshares Corp.                                  2           57
              R&G Financial Corp. - Class B                               2           62
              Republic Bancorp. Inc.                                      5           63
              Republic Bancorp. Inc. - Class A                            1           15
              Republic Bancshares Inc.                                    1           24
              Resource Bankshares Corp.                                   -            8
              Riggs National Corp.                                        1           23
              Royal Bancshares of Pennsylvania - Class A                  -            9
              S&T Bancorp. Inc.                                           2           66
              S.Y. Bancorp. Inc.                                          1           17
              Sandy Spring Bancorp. Inc.                                  1           45
              Santander BanCorp.                                          1           13
              Seacoast Banking Corp.                                      1           15
              Second Bancorp. Inc.                                        1           17
              Sierra Bancorp.                                             -            7
              Silicon Valley Bancshares (b)                               2           89
              Simmons First National Corp. - Class A                      1           37
              South Financial Group Inc.                                  4          122
              Southern Financial Bancorp. Inc.                            -           20
              Southside Bancshares Inc.                                   1           12
              Southwest Bancorp. Inc.                                     1           19
              Southwest Bancorp. of Texas Inc.                            2           94
              State Bancorp. Inc.                                         1           15
              State Financial Services Corp.                              -            7
              Sterling Bancorp. - NYS                                     1           29
              Sterling Bancshares Inc.                                    3           40
              Sterling Financial Corp.                                    2           43
              Suffolk Bancorp.                                            1           35
              Summit Bancshares Inc.                                      1           17
              Sun Bancorp. Inc. (b)                                       1           15
              Sun Bancorp. Inc.                                           1           13
              Susquehanna Bancshares Inc.                                 3           83
              Taylor Capital Group Inc.                                   -            8
              Texas Regional Bancshares Inc. - Class A                    2           74
              Tompkins Trustco Inc.                                       1           27
              Trico Bancshares                                            1           16
              Trust Co. of New Jersey                                     2           60
              TrustCo Bancorp.                                            6           84
              UCBH Holdings Inc.                                          4          139
              UMB Financial Corp.                                         1           60
              Umpqua Holdings Corp.                                       2           47
              Union Bankshares Corp.                                      1           23
              United Community Banks Inc.                                 1           48
              United National Bancorp.                                    1           46
              Unizan Financial Corp.                                      2           37
              USB Holding Co. Inc.                                        1           22
              Virginia Financial Group Inc.                               -           16
              W Holding Co. Inc.                                          6          107
              Washington Trust Bancorp. Inc.                              1           30
              Wayne Bancorp. Inc.                                         -            9
              WesBanco Inc.                                               1           39
              West Bancorp.                                               1           16
              West Coast Bancorp.                                         1           31
              Wintrust Financial Corp.                                    2           69
              Yardville National Bancorp.                                 1           16
                                                                                   5,934
Beverages - 0.1%
              Boston Beer Co. Inc. - Class A (b)                          1           14
              Coca-Cola Bottling Co. Consolidated                         -           14
              Farmer Bros. Co.                                            -           12
              Green Mountain Coffee Roasters Inc. (b)                     -            8
              National Beverage Corp. (b)                                 -            6
              Peet's Coffee & Tea Inc. (b)                                1           13
              Robert Mondavi Corp. - Class A (b)                          1           26
                                                                                      93
Biotechnology - 1.9%
              Aclara BioSciences Inc. (b)                                 2            7
              Aksys Ltd. (b)                                              3           23
              Alexion Pharmaceuticals Inc. (b)                            2           29
              Aphton Corp. (b)                                            2           10
              Applera Corp. - Celera Genomics Group (b)                   6           79
              Arena Pharmaceuticals Inc. (b)                              2           10
              Ariad Pharmaceuticals Inc. (b)                              3           25
              Avant Immunotherapeutics Inc. (b)                           4           11
              Cambrex Corp.                                               2           39
              Cell Genesys Inc. (b)                                       3           37
              Ciphergen Biosystems Inc. (b)                               2           25
              CryoLife Inc. (b)                                           1            7
              CuraGen Corp. (b)                                           4           28
              Decode Genetics Inc. (b)                                    3           28
              Digene Corp. (b)                                            1           45
              Diversa Corp. (b)                                           2           18
              Embrex Inc. (b)                                             -            4
              Encysive Pharmaceuticals Inc. (b)                           4           32
              Enzo Biochem Inc. (b)                                       2           30
              Enzon Pharmaceuticals Inc. (b)                              4           44
              Exact Sciences Corp. (b)                                    1            9
              Exelixis Inc. (b)                                           4           26
              Gene Logic Inc. (b)                                         2           11
              Genencor International Inc. (b)                             1           12
              Geron Corp. (b)                                             3           25
              Harvard Bioscience Inc. (b)                                 1            5
              Immunogen Inc. (b)                                          3           15
              Immunomedics Inc. (b)                                       3           13
              Incyte Corp. (b)                                            6           44
              Integra LifeSciences Holdings Corp. (b)                     1           42
              InterMune Inc. (b)                                          2           48
              Interpore International (b)                                 1           16
              Kosan Biosciences Inc. (b)                                  2           16
              Lexicon Genetics Inc. (b)                                   3           18
              Martek Biosciences Corp. (b)                                2          118
              Maxygen Inc. (b)                                            2           23
              Myriad Genetics Inc. (b)                                    2           31
              Nektar Therapeutics Inc. (b)                                4           52
              Neose Technologies Inc. (b)                                 1           11
              Peregrine Pharmaceuticals Inc. (b)                          8           18
              Praecis Pharmaceuticals Inc. (b)                            4           26
              Regeneration Technologies Inc. (b)                          2           24
              Regeneron Pharmaceuticals Inc. (b)                          3           43
              Repligen Corp. (b)                                          3           14
              Savient Pharmaceuticals Inc. (b)                            4           20
              Seattle Genetics Inc. (b)                                   2           18
              Serologicals Corp. (b)                                      2           33
              SuperGen Inc. (b)                                           3           32
              Telik Inc. (b)                                              3           59
              Third Wave Technologies Inc. (b)                            3           14
              Transkaryotic Therapies Inc. (b)                            2           39
              Vertex Pharmaceuticals Inc. (b)                             6           62
              Vical Inc. (b)                                              1            4
                                                                                   1,472
Building Materials - 0.9%
              Aaon Inc. (b)                                               1           15
              Apogee Enterprises Inc.                                     2           21
              Centex Construction Products Inc.                           1           30
              Drew Industries Inc. (b)                                    1           15
              ElkCorp.                                                    2           46
              Genlyte Group Inc. (b)                                      1           54
              Lennox International Inc.                                   3           57
              LSI Industries Inc.                                         1           19
              NCI Building Systems Inc. (b)                               2           39
              Simpson Manufacturing Co. Inc. (b)                          1           60
              Texas Industries Inc.                                       2           66
              Trex Co. Inc. (b)                                           1           21
              Universal Forest Products Inc.                              1           36
              US Concrete Inc. (b)                                        1            6
              USG Corp. (b)                                               3           50
              York International Corp.                                    3          119
                                                                                     654
Chemicals - 2.1%
              A. Schulman Inc.                                            2           52
              Aceto Corp.                                                 1           22
              Albemarle Corp.                                             3           76
              Arch Chemicals Inc.                                         2           41
              Cabot Microelectronics Corp. (b)                            1           73
              Crompton Corp.                                              9           67
              Ethyl Corp. (b)                                             1           30
              Ferro Corp.                                                 3           76
              FMC Corp. (b)                                               3           95
              Georgia Gulf Corp.                                          2           63
              Great Lakes Chemical Corp.                                  3           76
              HB Fuller Co.                                               2           68
              Hercules Inc. (b)                                           7           87
              IMC Global Inc.                                             8           84
              Kronos Worldwide Inc. (b)                                   -            8
              MacDermid Inc.                                              2           73
              Millennium Chemicals Inc.                                   5           64
              Minerals Technologies Inc.                                  1           82
              NL Industries                                               1            8
              Octel Corp.                                                 1           13
              Olin Corp.                                                  4           86
              OM Group Inc. (b)                                           2           57
              Omnova Solutions Inc. (b)                                   3           15
              Penford Corp.                                               -            4
              PolyOne Corp. (b)                                           8           48
              Quaker Chemical Corp.                                       1           19
              Sensient Technologies Corp.                                 3           62
              Solutia Inc. (b)                                            8            3
              Spartech Corp.                                              2           46
              Stepan Co.                                                  -           10
              Symyx Technologies Inc. (b)                                 2           36
              Valhi Inc.                                                  2           35
              W.R. Grace & Co. (b)                                        5           13
              Wellman Inc.                                                2           24
                                                                                   1,616
Commercial Services - 3.8%
              Aaron Rents Inc.                                            2           41
              ABM Industries Inc.                                         3           48
              Administaff Inc. (b)                                        1           25
              Advisory Board Co. (b)                                      1           30
              Albany Molecular Research Inc. (b)                          2           31
              Alderwoods Group Inc. (b)                                   3           27
              AMN Healthcare Services Inc. (b)                            1           16
              Arbitron Inc. (b)                                           2           99
              Bankrate Inc. (b)                                           -            4
              Banta Corp.                                                 2           73
              Bowne & Co. Inc.                                            3           38
              Bright Horizons Family Solutions Inc. (b)                   1           38
              CDI Corp.                                                   1           31
              Central Parking Corp.                                       2           26
              Century Business Services Inc. (b)                          6           28
              Charles River Associates Inc. (b)                           1           23
              Clark Inc. (b)                                              1           24
              Coinstar Inc. (b)                                           2           36
              Consolidated Graphics Inc. (b)                              1           30
              Cornell Cos. Inc. (b)                                       1           14
              Corrections Corp. of America (b)                            3           79
              Corvel Corp. (b)                                            -           17
              CoStar Group Inc. (b)                                       1           42
              CPI Corp.                                                   -            9
              Cross Country Healthcare Inc. (b)                           2           26
              Dollar Thrifty Automotive Group (b)                         2           47
              Electro Rent Corp. (b)                                      2           20
              Euronet Worldwide Inc. (b)                                  1           22
              Exult Inc. (b)                                              2           17
              First Consulting Group Inc. (b)                             2           11
              Forrester Research Inc. (b)                                 1           22
              FTI Consulting Inc. (b)                                     3           77
              Gartner Inc. (b)                                            5           60
              Gevity HR Inc.                                              1           23
              Healthcare Services Group                                   1           15
              Heidrick & Struggles International Inc. (b)                 1           27
              Hooper Holmes Inc.                                          5           31
              Hudson Highland Group Inc. (b)                              1           15
              ICT Group Inc. (b)                                          -            6
              Insurance Auto Auctions Inc. (b)                            1            7
              Integrated Electrical Services Inc. (b)                     3           28
              iPayment Holdings Inc. (b)                                  1           19
              Kelly Services Inc. - Class A                               1           35
              Korn/Ferry International (b)                                3           37
              Kroll Inc. (b)                                              3           75
              Labor Ready Inc. (b)                                        3           45
              Landauer Inc.                                               1           24
              Learning Tree International Inc. (b)                        1           16
              Mail-Well Inc. (b)                                          3           12
              MAXIMUS Inc. (b)                                            1           52
              McGrath Rentcorp.                                           1           16
              Medical Staffing Network Holdings Inc. (b)                  1           11
              MedQuist Inc. (b)                                           1           12
              Memberworks Inc. (b)                                        1           20
              Midas Inc. (b)                                              1           16
              Monro Muffler Brake Inc. (b)                                1           14
              MPS Group Inc. (b)                                          7           69
              National Processing Inc. (b)                                1           17
              Navigant Consulting Inc. (b)                                3           62
              NCO Group Inc. (b)                                          2           36
              Parexel International Corp. (b)                             2           34
              PDI Inc. (b)                                                1           15
              Plexus Corp. (b)                                            3           54
              Pre-Paid Legal Services Inc. (b)                            1           36
              PRG-Schultz International Inc. (b)                          3           15
              Princeton Review Inc. (b)                                   1           10
              Proxymed Inc. (b)                                           -            9
              Quanta Services Inc. (b)                                    6           43
              Rent-Way Inc. (b)                                           2           19
              Resources Connection Inc. (b)                               2           45
              Rewards Network Inc. (b)                                    2           18
              Right Management Consultants Inc. (b)                       2           29
              Rollins Inc.                                                2           39
              Roto-Rooter Inc.                                            1           31
              SFBC International Inc. (b)                                 -           12
              SM&A Inc. (b)                                               1           14
              Sotheby's Holdings Inc. - Class A (b)                       4           48
              Source Interlink Cos. Inc. (b)                              1            9
              SOURCECORP Inc. (b)                                         1           32
              Spherion Corp. (b)                                          5           45
              Startek Inc.                                                1           33
              Stewart Enterprises Inc. - Class A (b)                      9           49
              Strayer Education Inc.                                      1           92
              Sylvan Learning Systems Inc. (b)                            3           79
              TeleTech Holdings Inc. (b)                                  3           31
              United Rentals Inc. (b)                                     4           81
              Volt Information Sciences Inc. (b)                          1           15
              Wackenhut Corrections Corp. (b)                             1           20
              Watson Wyatt & Co. Holdings (b)                             2           60
              Wireless Facilities Inc. (b)                                2           33
                                                                                   2,921
Computers - 2.9%
              3D Systems Corp. (b)                                        -            2
              ActivCard Corp. (b)                                         3           25
              Advanced Digital Information Corp. (b)                      5           69
              Agilysys Inc.                                               2           23
              Ansoft Corp. (b)                                            1            8
              Anteon International Corp. (b)                              2           56
              CACI International Inc. - Class A (b)                       2          113
              CapitalSource Inc. (b)                                      1            5
              Catapult Communications Corp. (b)                           1            8
              Ciber Inc. (b)                                              4           34
              Compucom Systems Inc. (b)                                   1            7
              Computer Horizons Corp. (b)                                 2           10
              Cray Inc. (b)                                               5           56
              Cyberguard Corp. (b)                                        1            7
              Digimarc Corp. (b)                                          1            9
              Dot Hill Systems Corp. (b)                                  3           42
              Drexler Technology Corp. (b)                                1            9
              Echelon Corp. (b)                                           3           28
              Electronics for Imaging Inc. (b)                            4           91
              EMC Corp. (b)                                               8           99
              Gateway Inc. (b)                                           17           79
              Hutchinson Technology Inc. (b)                              2           56
              iGate Capital Corp. (b)                                     2           14
              InFocus Corp. (b)                                           3           26
              Inforte Corp. (b)                                           1            8
              Integral Systems Inc. (b)                                   1           17
              Intergraph Corp. (b)                                        3           78
              InterVoice Inc. (b)                                         3           37
              Iomega Corp. (b)                                            5           29
              Komag Inc. (b)                                              2           30
              Kronos Inc. (b)                                             2           93
              Lexar Media Inc. (b)                                        5           85
              Magma Design Automation Inc. (b)                            2           43
              Manhattan Associates Inc. (b)                               2           50
              Mentor Graphics Corp. (b)                                   5           78
              Mercury Computer Systems Inc. (b)                           2           46
              Micros Systems Inc. (b)                                     1           58
              MTS Systems Corp.                                           2           33
              Nassda Corp. (b)                                            1            7
              Neoware Systems Inc. (b)                                    1           19
              Netscout Systems Inc. (b)                                   2           14
              Nuance Communications Inc. (b)                              1            8
              NYFIX Inc. (b)                                              2           16
              Overland Storage Inc. (b)                                   1           14
              PalmOne Inc. (b)                                            3           33
              Pec Solutions Inc. (b)                                      1           10
              Perot Systems Corp. (b)                                     6           78
              Pomeroy Computer Resources (b)                              1           13
              Quantum Corp. (b)                                          11           35
              Radiant Systems Inc. (b)                                    1           10
              RadiSys Corp. (b)                                           2           28
              Rainbow Technologies Inc. (b)                               2           20
              Sigma Designs Inc. (b)                                      1           10
              Silicon Graphics Inc. (b)                                  12           17
              Silicon Storage Technology Inc. (b)                         6           70
              SRA International Inc. - Class A (b)                        1           31
              Stratasys Inc. (b)                                          1           22
              SYKES Enterprises Inc. (b)                                  2           15
              Synaptics Inc. (b)                                          1           22
              Synplicity Inc. (b)                                         1           11
              Syntel Inc.                                                 1           14
              Systems & Computer Technology Corp. (b)                     3           44
              Talx Corp.                                                  1           24
              Tier Technologies Inc. - Class B (b)                        1           11
              Tyler Technologies Inc. (b)                                 3           29
                                                                                   2,185
Cosmetics & Personal Care - 0.1%
              Chattem Inc. (b)                                            1           24
              DEL Laboratories Inc. (b)                                   1           14
              Elizabeth Arden Inc. (b)                                    1           26
                                                                                      64
Distribution & Wholesale - 0.7%
              Advanced Marketing Services Inc.                            1           13
              Aviall Inc. (b)                                             2           37
              Building Material Holding Corp.                             1           13
              Central European Distribution Corp. (b)                     1           19
              Handleman Co.                                               2           36
              Hughes Supply Inc.                                          2           92
              Owens & Minor Inc.                                          3           56
              ScanSource Inc. (b)                                         1           44
              SCP Pool Corp. (b)                                          2           76
              United Stationers Inc. (b)                                  2          101
              Watsco Inc.                                                 2           38
              WESCO International Inc. (b)                                1           11
                                                                                     536
Diversified Financial Services - 1.2%
              Accredited Home Lenders Holding Co. (b)                     1           23
              Advanta Corp. - Class B                                     2           21
              Affiliated Managers Group Inc. (b)                          2          119
              Bay View Capital Corp.                                      5           10
              Charter Municipal Mortgage Acceptance Co.                   3           69
              CompuCredit Corp. (b)                                       1           26
              Credit Acceptance Corp. (b)                                 1           19
              eSPEED Inc. (b)                                             2           46
              Federal Agricultural Mortgage Corp. - Class C (b)           1           20
              Financial Federal Corp. (b)                                 1           37
              First Albany Cos. Inc.                                      1            8
              Gabelli Asset Management Inc. - Class A                     -           18
              Investment Technology Group Inc. (b)                        4           61
              Knight Trading Group Inc. (b)                               6           85
              Metris Cos. Inc.                                            2           11
              New Century Financial Corp.                                 2           91
              Portfolio Recovery Associates Inc. (b)                      1           25
              Sanders Morris Harris Group Inc.                            1           16
              Saxon Capital Inc. (b)                                      2           46
              SoundView Technology Group Inc. (b)                         1           20
              SWS Group Inc.                                              1           23
              United PanAm Financial Corp. (b)                            -            7
              West Corp.                                                  1           41
              WFS Financial Inc. (b)                                      1           40
              World Acceptance Corp. (b)                                  1           25
                                                                                     907
Electric - 1.5%
              Allegheny Energy Inc. (b)                                  10          130
              Avista Corp.                                                4           68
              Black Hills Corp.                                           2           74
              Central Vermont Public Service Corp.                        1           26
              CH Energy Group Inc.                                        1           55
              Cleco Corp.                                                 4           64
              CMS Energy Corp. (b)                                       11           93
              El Paso Electric Co. (b)                                    4           54
              Empire District Electric Co.                                2           42
              Idacorp Inc.                                                3           92
              MGE Energy Inc.                                             1           46
              Otter Tail Corp.                                            2           52
              PNM Resources Inc.                                          3           89
              Sierra Pacific Resources (b)                                9           68
              UIL Holdings Corp.                                          1           44
              Unisource Energy Corp.                                      2           59
              Westar Energy Inc.                                          5          111
                                                                                   1,167
Electrical Components & Equipment - 0.8%
              Advanced Energy Industries Inc. (b)                         1           37
              Artesyn Technologies Inc. (b)                               3           22
              Belden Inc.                                                 2           40
              C&D Technologies Inc.                                       2           35
              Encore Wire Corp. (b)                                       1           17
              Energy Conversion Devices Inc. (b)                          1           11
              General Cable Corp. (b)                                     3           21
              GrafTech International Ltd. (b)                             7           91
              Intermagnetics General Corp. (b)                            1           28
              Littelfuse Inc. (b)                                         2           48
              Magnetek Inc. (b)                                           1            5
              Medis Technologies Ltd. (b)                                 1           10
              Powell Industries Inc. (b)                                  1           10
              Power-One Inc. (b)                                          5           55
              Rayovac Corp. (b)                                           3           60
              Research Frontiers Inc. (b)                                 1           11
              Superconductor Technologies (b)                             4           22
              Universal Display Corp. (b)                                 1           17
              Valence Technology Inc. (b)                                 5           18
              Vicor Corp. (b)                                             2           20
              Wilson Greatbatch Technologies Inc. (b)                     2           67
                                                                                     645
Electronics - 2.7%
              Analogic Corp.                                              1           24
              BEI Technologies Inc.                                       1           19
              Bel Fuse Inc. - Class B                                     1           28
              Benchmark Electronics Inc. (b)                              3          103
              Brady Corp. - Class A                                       2           61
              Checkpoint Systems Inc. (b)                                 3           50
              Coherent Inc. (b)                                           2           55
              CTS Corp.                                                   3           30
              Cubic Corp.                                                 1           32
              Cymer Inc. (b)                                              3          129
              Daktronics Inc. (b)                                         1           30
              Dionex Corp. (b)                                            1           61
              Electro Scientific Industries Inc. (b)                      2           51
              Excel Technology Inc. (b)                                   1           28
              Fargo Electronics Inc. (b)                                  1           12
              FEI Co. (b)                                                 2           46
              Flir Systems Inc. (b)                                       3           94
              Identix Inc. (b)                                            7           31
              Ii-Vi Inc. (b)                                              1           26
              Innovex Inc. (b)                                            1           12
              Invision Technologies Inc. (b)                              1           49
              Itron Inc. (b)                                              2           28
              Keithley Instruments Inc.                                   1           19
              Kemet Corp. (b)                                             7           94
              LeCroy Corp. (b)                                            1            9
              Manufacturers Services Ltd. (b)                             2            9
              Merix Corp. (b)                                             -            4
              Methode Electronics Inc.                                    3           31
              Metrologic Instruments Inc. (b)                             1           20
              Molecular Devices Corp. (b)                                 1           24
              OSI Systems Inc. (b)                                        1           18
              Park Electrochemical Corp.                                  1           38
              Paxar Corp. (b)                                             3           34
              Pemstar Inc. (b)                                            2            5
              Photon Dynamics Inc. (b)                                    1           52
              Planar Systems Inc. (b)                                     1           29
              Rofin-Sinar Technologies Inc. (b)                           1           32
              Rogers Corp. (b)                                            1           56
              SAFLINK Corp. (b)                                           2            5
              SBS Technologies Inc. (b)                                   1           21
              Sonic Solutions Inc. (b)                                    1           22
              Stoneridge Inc. (b)                                         1           15
              Sypris Solutions Inc.                                       -            6
              Technitrol Inc. (b)                                         3           66
              Thomas & Betts Corp.                                        3           77
              Trimble Navigation Ltd. (b)                                 3           93
              TTM Technologies Inc. (b)                                   2           29
              Varian Inc. (b)                                             2           97
              Watts Industries Inc.                                       1           21
              Woodhead Industries Inc.                                    1           14
              Woodward Governor Co.                                       1           43
              X-Rite Inc.                                                 2           22
              Zygo Corp. (b)                                              1           24
                                                                                   2,028
Engineering & Construction - 0.5%
              Dycom Industries Inc. (b)                                   4          103
              EMCOR Group Inc. (b)                                        1           50
              Granite Construction Inc.                                   3           60
              Insituform Technologies Inc. (b)                            2           33
              Perini Corp. (b)                                            2           14
              URS Corp. (b)                                               1           34
              Washington Group International Inc. (b)                     2           64
                                                                                     358
Entertainment - 0.9%
              Alliance Gaming Corp. (b)                                   4           97
              AMC Entertainment Inc. (b)                                  3           38
              Argosy Gaming Co. (b)                                       2           52
              Carmike Cinemas Inc. (b)                                    -            4
              Championship Auto Racing Teams Inc. (b)                     1            -
              Churchill Downs Inc.                                        -           15
              Dover Downs Gaming & Entertainment Inc.                     1           10
              Dover Motorsports Inc.                                      2            5
              Gaylord Entertainment Co. (b)                               1           32
              Isle of Capri Casinos Inc. (b)                              1           28
              Macrovision Corp. (b)                                       3           73
              Magna Entertainment Corp. (b)                               3           14
              Penn National Gaming Inc. (b)                               2           55
              Pinnacle Entertainment Inc. (b)                             2           17
              Scientific Games Corp. - Class A (b)                        4           65
              Shuffle Master Inc. (b)                                     1           46
              Six Flags Inc. (b)                                          7           53
              Speedway Motorsports Inc.                                   1           35
              Steinway Musical Instruments (b)                            -            9
              Vail Resorts Inc. (b)                                       2           28
                                                                                     676
Environmental Control - 0.5%
              BHA Group Holdings Inc.                                     -            8
              Calgon Carbon Corp.                                         3           20
              Casella Waste Systems Inc. (b)                              1           14
              Clean Harbors Inc. (b)                                      -            4
              Duratek Inc. (b)                                            1           10
              Gundle/Slt Environmental Inc. (b)                           -            8
              Ionics Inc. (b)                                             1           47
              Mine Safety Appliances Co.                                  -           37
              Tetra Tech Inc. (b)                                         4          100
              TRC Cos. Inc. (b)                                           1           19
              Waste Connections Inc. (b)                                  2           89
                                                                                     356
Food - 1.1%
              American Italian Pasta Co. (b)                              1           53
              Arden Group Inc. - Class A                                  -            5
              Chiquita Brands International Inc. (b)                      3           61
              Corn Products International Inc.                            3          100
              Flowers Foods Inc.                                          2           64
              Great Atlantic & Pacific Tea Co. Inc. (b)                   2           14
              Hain Celestial Group Inc. (b)                               2           44
              Horizon Organic Holding Corp. (b)                           1           13
              Ingles Markets Inc. - Class A                               -            5
              International Multifoods Corp. (b)                          1           25
              Interstate Bakeries                                         4           50
              J&J Snack Foods Corp. (b)                                   -           17
              John B. Sanfilippo & Son (b)                                1           26
              Lance Inc.                                                  2           34
              M&F Worldwide Corp. (b)                                     1           11
              Monterey Pasta Co. (b)                                      1            4
              Nash Finch Co.                                              1           18
              Pathmark Stores Inc. (b)                                    2           15
              Pilgrims Pride Corp. - Class B                              1           21
              Ralcorp Holdings Inc. (b)                                   2           71
              Riviana Foods Inc.                                          1           17
              Ruddick Corp.                                               3           46
              Sanderson Farms Inc.                                        1           22
              Seaboard Corp.                                              -            8
              United Natural Foods Inc. (b)                               2           55
              Weis Markets Inc.                                           1           34
              Wild Oats Markets Inc. (b)                                  2           25
                                                                                     858
Forest Products & Paper - 0.7%
              Buckeye Technologies Inc. (b)                               2           22
              Caraustar Industries Inc. (b)                               2           34
              Deltic Timber Corp.                                         1           21
              Longview Fibre Co.                                          4           52
              Louisiana-Pacific Corp. (b)                                 8          151
              P.H. Glatfelter Co.                                         2           29
              Pope & Talbot Inc.                                          2           27
              Potlatch Corp.                                              2           73
              Rock-Tenn Co. - Class A                                     2           32
              Schweitzer-Mauduit International Inc.                       1           32
              Wausau-Mosinee Paper Corp.                                  3           41
                                                                                     514
Gas - 0.9%
              Atmos Energy Corp.                                          4           93
              Cascade Natural Gas Corp.                                   1           23
              Chesapeake Utilities Corp.                                  -            8
              Energen Corp.                                               3          122
              EnergySouth Inc.                                            -           14
              Laclede Group Inc.                                          1           40
              New Jersey Resources Corp.                                  2           82
              Northwest Natural Gas Co.                                   2           59
              NUI Corp.                                                   1           24
              SEMCO Energy Inc.                                           2           11
              South Jersey Industries Inc.                                1           39
              Southern Union Co. (b)                                      5           83
              Southwest Gas Corp.                                         2           55
                                                                                     653
Hand & Machine Tools - 0.4%
              Baldor Electric Co.                                         2           55
              Franklin Electric Co. Inc.                                  1           35
              Kennametal Inc.                                             3          107
              Lincoln Electric Holdings Inc.                              3           64
              Milacron Inc.                                               4           15
              Regal-Beloit Corp.                                          2           46
              Starrett (L.S.) Co. - Class A                               -            7
                                                                                     329
Healthcare - 5.9%
              Advanced Medical Optics Inc. (b)                            2           46
              Advanced Neuromodulation Systems Inc. (b)                   1           66
              Alaris Medical Inc. (b)                                     2           24
              Align Technology Inc. (b)                                   4           58
              Alliance Imaging Inc. (b)                                   -            1
              American Healthways Inc. (b)                                2           52
              American Medical Security Group Inc. (b)                    1           24
              American Medical Systems Holdings Inc. (b)                  2           34
              AMERIGROUP Corp. (b)                                        2           80
              Amsurg Corp. (b)                                            1           53
              Arrow International Inc.                                    2           44
              Arthrocare Corp. (b)                                        1           35
              Aspect Medical Systems Inc. (b)                             1            8
              Beverly Enterprises Inc. (b)                                7           63
              Biolase Technology Inc. (b)                                 1           24
              Bioreliance Corp. (b)                                       1           25
              Biosite Inc. (b)                                            1           28
              Bruker BioSciences Corp. (b)                                2            8
              Candela Corp. (b)                                           1           13
              Cantel Medical Corp. (b)                                    1            9
              Cardiac Science Inc. (b)                                    4           17
              Cardiodynamics International Corp. (b)                      3           18
              Centene Corp. (b)                                           1           41
              Cepheid Inc. (b)                                            3           25
              Cerus Corp. (b)                                             1            3
              Cholestech Corp. (b)                                        1            8
              Chronimed Inc. (b)                                          1           13
              Closure Medical Corp. (b)                                   -           15
              Columbia Laboratories Inc. (b)                              2           14
              Conceptus Inc. (b)                                          2           18
              CONMED Corp. (b)                                            2           59
              Cooper Cos. Inc.                                            2          117
              Covance Inc. (b)                                            5          132
              CTI Molecular Imaging Inc. (b)                              2           34
              Curative Health Services Inc. (b)                           1           12
              Cyberonics Inc. (b)                                         2           52
              Cytyc Corp. (b)                                             9          124
              Dade Behring Holdings Inc. (b)                              3          111
              Datascope Corp.                                             1           33
              Diagnostic Products Corp.                                   2           73
              DJ Orthopedics Inc. (b)                                     1           17
              Dynacq Healthcare Inc. (b)                                  -            3
              Epix Medical Inc. (b)                                       1           17
              Exactech Inc. (b)                                           -            7
              Genesis HealthCare Corp. (b)                                1           21
              Gen-Probe Inc. (b)                                          4          138
              Gentiva Health Services Inc. (b)                            2           24
              Haemonetics Corp. (b)                                       1           27
              Hanger Orthopedic Group Inc. (b)                            2           24
              Hologic Inc. (b)                                            1           25
              ICU Medical Inc. (b)                                        1           32
              Igen International Inc. (b)                                 1           85
              Immucor Inc. (b)                                            2           31
              Inamed Corp. (b)                                            2          104
              Intuitive Surgical Inc. (b)                                 2           29
              Invacare Corp.                                              2           82
              Inveresk Research Group Inc. (b)                            2           59
              Inverness Medical Innovations Inc. (b)                      1           18
              I-Stat Corp. (b)                                            1           19
              Kensey Nash Corp. (b)                                       1           14
              Kindred Healthcare Inc. (b)                                 1           50
              Kyphon Inc. (b)                                             2           39
              LabOne Inc. (b)                                             1           22
              Laserscope (b)                                              1           19
              Lifecore Biomedical Inc. (b)                                1            5
              Lifeline Systems Inc. (b)                                   1           13
              LifePoint Hospitals Inc. (b)                                3           86
              Luminex Corp. (b)                                           2           20
              Matria Healthcare Inc. (b)                                  1           20
              Medical Action Industries Inc. (b)                          1           16
              Mentor Corp.                                                3           77
              Meridian Bioscience Inc.                                    1           12
              Merit Medical Systems Inc. (b)                              2           39
              Micro Therapeutics Inc. (b)                                 1            3
              National Healthcare Corp. (b)                               1           13
              Novoste Corp. (b)                                           1            4
              Oakley Inc.                                                 2           25
              Ocular Sciences Inc. (b)                                    2           45
              Odyssey HealthCare Inc. (b)                                 3           74
              Option Care Inc. (b)                                        1           10
              OraSure Technologies Inc. (b)                               3           26
              Orthodontic Centers of America Inc. (b)                     4           30
              Orthologic Corp. (b)                                        3           18
              Osteotech Inc. (b)                                          1           12
              Palatin Technologies Inc. (b)                               3            9
              Pediatrix Medical Group Inc. (b)                            2          102
              PolyMedica Corp.                                            1           38
              Possis Medical Inc. (b)                                     1           25
              Prime Medical Services Inc. (b)                             1            4
              Province Healthcare Co. (b)                                 4           61
              PSS World Medical Inc. (b)                                  6           67
              Quest Diagnostics Inc.                                      -            1
              Quidel Corp. (b)                                            2           24
              Radiologix Inc. (b)                                         1            2
              RehabCare Group Inc. (b)                                    1           24
              Retractable Technologies Inc. (b)                           1            5
              Select Medical Corp.                                        4           62
              Sierra Health Services Inc. (b)                             2           54
              Sola International Inc. (b)                                 2           38
              SonoSite Inc. (b)                                           1           28
              Specialty Laboratories Inc. (b)                             1           14
              Staar Surgical Co. (b)                                      1           16
              Sunrise Senior Living Inc. (b)                              1           49
              SurModics Inc. (b)                                          1           24
              Sybron Dental Specialties Inc. (b)                          3           84
              Synovis Life Technologies Inc. (b)                          1           19
              Techne Corp. (b)                                            3          119
              Therasense Inc. (b)                                         2           39
              Thoratec Corp. (b)                                          4           49
              TriPath Imaging Inc. (b)                                    2           15
              United Surgical Partners International Inc. (b)             1           48
              Urologix Inc. (b)                                           -            3
              US Oncology Inc. (b)                                        6           63
              US Physical Therapy Inc. (b)                                1           13
              Ventana Medical Systems Inc. (b)                            1           40
              Viasys Healthcare Inc. (b)                                  2           49
              VistaCare Inc. - Class A (b)                                1           35
              VISX Inc. (b)                                               3           71
              Vital Images Inc. (b)                                       1           13
              Vital Signs Inc.                                            -           14
              WellPoint Health Networks Inc. (b)                          -           10
              West Pharmaceutical Services Inc.                           1           30
              Wright Medical Group Inc. (b)                               1           41
              Young Innovations Inc.                                      -           16
              Zoll Medical Corp. (b)                                      1           21
                                                                                   4,507

Holding Companies - Diversified - 0.1%
              Resource America Inc. - Class A                             1           15
              Walter Industries Inc.                                      2           28
                                                                                      43
Home Builders - 0.9%
              Beazer Homes USA Inc.                                       1          103
              Brookfield Homes Corp.                                      1           34
              Champion Enterprises Inc. (b)                               4           31
              Coachmen Industries Inc.                                    1           19
              Dominion Homes Inc. (b)                                     -           10
              Fleetwood Enterprises Inc. (b)                              3           31
              M/I Schottenstein Homes Inc.                                1           29
              Meritage Corp. (b)                                          1           49
              Modtech Holdings Inc. (b)                                   1            6
              Monaco Coach Corp. (b)                                      2           50
              Palm Harbor Homes Inc. (b)                                  1           24
              Skyline Corp.                                               -           16
              Standard-Pacific Corp.                                      3          126
              Technical Olympic USA Inc. (b)                              -            7
              WCI Communities Inc. (b)                                    1           26
              William Lyon Homes Inc. (b)                                 -           22
              Winnebago Industries                                        1           72
                                                                                     655
Home Furnishings - 0.2%
              American Woodmark Corp.                                     -           25
              Applica Inc. (b)                                            2           13
              Bassett Furniture Industries Inc.                           1           17
              Bush Industries Inc. - Class A (b)                          1            4
              Emerson Radio Corp. (b)                                     1            3
              Hooker Furniture Corp.                                      -           12
              Kimball International Inc. - Class B                        2           25
              Parkervision Inc. (b)                                       1            5
              Salton Inc. (b)                                             -            3
              Stanley Furniture Co. Inc.                                  -           13
              Tivo Inc. (b)                                               3           23
              Universal Electronics Inc. (b)                              1           14
                                                                                     157
Household Products - 1.0%
              American Greetings Corp. - Class A (b)                      5          108
              Central Garden & Pet Co. (b)                                1           39
              CSS Industries Inc.                                         -           15
              Ennis Business Forms                                        2           25
              Fossil Inc. (b)                                             2           54
              Jarden Corp. (b)                                            2           55
              John H. Harland Co.                                         2           60
              Libbey Inc.                                                 1           30
              National Presto Industries Inc.                             -           13
              New England Business Service Inc.                           1           22
              Oneida Ltd.                                                 1            3
              Playtex Products Inc. (b)                                   2           19
              Russ Berrie & Co. Inc.                                      1           22
              Standard Register Co.                                       1           18
              Toro Co.                                                    2           91
              Tupperware Corp.                                            4           72
              WD-40 Co.                                                   1           51
              Yankee Candle Co. Inc. (b)                                  2           67
                                                                                     764
Insurance - 2.2%
              21st Century Insurance Group                                2           23
              Alfa Corp.                                                  3           32
              Allmerica Financial Corp. (b)                               4          132
              American Physicians Capital Inc. (b)                        1           18
              AmerUs Group Co.                                            3          114
              Argonaut Group Inc. (b)                                     2           29
              Baldwin & Lyons Inc.                                        1           16
              Citizens Inc. (b)                                           3           25
              CNA Surety Corp. (b)                                        1           11
              Commerce Group Inc.                                         2           78
              Crawford & Co. - Class B                                    2           12
              Delphi Financial Group Inc. - Class A                       2           73
              Enstar Group Inc. (b)                                       -           16
              FBL Financial Group Inc. - Class A                          1           22
              Financial Industries Corp.                                  1            8
              Great American Financial Resources Inc.                     1           10
              Harleysville Group Inc.                                     3           50
              Hilb Rogal & Hamilton Co.                                   3           82
              Horace Mann Educators Corp.                                 3           45
              Independence Holding Co.                                    -            7
              Infinity Property & Casualty Corp.                          1           30
              Kansas City Life Insurance Co.                              -           13
              LandAmerica Financial Group Inc.                            2           79
              Midland Co.                                                 1           13
              National Western Life Insurance Co. - Class A (b)           -           25
              Navigators Group Inc. (b)                                   -           14
              NYMAGIC Inc.                                                -            7
              Ohio Casualty Corp. (b)                                     4           78
              Penn-America Group Inc.                                     1           12
              Philadelphia Consolidated Holding Co. (b)                   1           62
              Phoenix Cos. Inc.                                           7           90
              PMA Capital Corp.                                           2            8
              Presidential Life Corp.                                     1           20
              ProAssurance Corp. (b)                                      2           63
              RLI Corp.                                                   2           56
              Safety Insurance Group Inc.                                 1           14
              Selective Insurance Group                                   2           70
              State Auto Financial Corp.                                  1           18
              Stewart Information Services Corp.                          1           56
              Triad Guaranty Inc. (b)                                     1           33
              UICI (b)                                                    3           40
              United Fire & Casualty Co.                                  1           21
              Universal American Financial Corp. (b)                      2           21
              USI Holdings Corp. (b)                                      2           21
              Zenith National Insurance Corp.                             1           22
                                                                                   1,689
Internet - 3.3%
              1-800 Contacts Inc. (b)                                     1           10
              1-800-FLOWERS.COM Inc. (b)                                  2           18
              Agile Software Corp. (b)                                    4           38
              Akamai Technologies Inc. (b)                                8           91
              Alloy Inc. (b)                                              2           13
              Aquantive Inc. (b)                                          4           37
              Ariba Inc. (b)                                             21           64
              AsiaInfo Holdings Inc. (b)                                  2           15
              Ask Jeeves Inc. (b)                                         3           51
              At Road Inc. (b)                                            3           33
              Autobytel Inc. (b)                                          3           25
              BroadVision Inc. (b)                                        3           11
              Centillium Communications Inc. (b)                          2           13
              CMGI Inc. (b)                                              29           52
              CNET Networks Inc. (b)                                      8           55
              Digital Insight Corp. (b)                                   2           59
              Digital River Inc. (b)                                      2           48
              Digitalthink Inc. (b)                                       4           11
              Digitas Inc. (b)                                            2           15
              drugstore.com Inc. (b)                                      2           13
              E.piphany Inc. (b)                                          4           32
              Earthlink Inc. (b)                                          9           94
              eCollege.com Inc. (b)                                       1           16
              E-Loan Inc. (b)                                             4           12
              Entrust Inc. (b)                                            3           14
              eResearch Technology Inc. (b)                               2           54
              F5 Networks Inc. (b)                                        2           47
              FindWhat.com (b)                                            1           17
              Freemarkets Inc. (b)                                        3           17
              FTD Inc. (b)                                                -            7
              GSI Commerce Inc. (b)                                       2           16
              Harris Interactive Inc. (b)                                 4           31
              Infospace Inc. (b)                                          2           47
              Interland Inc. (b)                                          1            7
              Internet Security Systems Inc. (b)                          3           57
              Interwoven Inc. (b)                                         2           24
              J2 Global Communications Inc. (b)                           1           35
              Kana Software Inc. (b)                                      1            5
              Keynote Systems Inc. (b)                                    1           16
              Lionbridge Technologies Inc. (b)                            3           25
              LookSmart Ltd. (b)                                          6            9
              Marketwatch.com Inc. (b)                                    1            6
              Matrixone Inc. (b)                                          4           22
              Neoforma Inc. (b)                                           1            6
              Net2Phone Inc. (b)                                          3           18
              NetBank Inc.                                                4           53
              Netegrity Inc. (b)                                          2           21
              NetFlix Inc. (b)                                            1           47
              Netratings Inc. (b)                                         1           10
              NIC Inc. (b)                                                2           18
              Openwave Systems Inc. (b)                                   5           53
              Opsware Inc. (b)                                            4           30
              Overstock.com Inc. (b)                                      1           14
              PC-Tel Inc. (b)                                             2           17
              Portal Software Inc. (b)                                    2           15
              Priceline.com Inc. (b)                                      2           33
              ProQuest Co. (b)                                            2           55
              QRS Corp. (b)                                               1            6
              Raindance Communications Inc. (b)                           4           10
              Register.com (b)                                            2           12
              RSA Security Inc. (b)                                       4           53
              S1 Corp. (b)                                                5           44
              Safeguard Scientifics Inc. (b)                             10           42
              Sapient Corp. (b)                                           6           33
              Secure Computing Corp. (b)                                  3           51
              Seebeyond Technology Corp. (b)                              3           14
              Sohu.com Inc. (b)                                           1           44
              SonicWALL Inc. (b)                                          5           35
              Stamps.com Inc. (b)                                         3           16
              Stellent Inc. (b)                                           2           17
              SupportSoft Inc. (b)                                        2           25
              TheStreet.com Inc. (b)                                      1            5
              TIBCO Software Inc. (b)                                     7           46
              Trizetto Group Inc. (b)                                     3           20
              United Online Inc. (b)                                      3           58
              Valueclick Inc. (b)                                         5           49
              Verity Inc. (b)                                             2           25
              Verso Technologies Inc. (b)                                 9           29
              Vignette Corp. (b)                                         16           36
              Vitria Technology Inc. (b)                                  2           12
              WatchGuard Technologies Inc. (b)                            3           16
              WebEx Communications Inc. (b)                               2           43
              webMethods Inc. (b)                                         4           34
              Websense Inc. (b)                                           2           50
                                                                                   2,497
Investment Companies - 0.1%
              Gladstone Capital Corp.                                     1           18
              MCG Capital Corp.                                           2           44
              Medallion Financial Corp.                                   2           15
                                                                                      77
Iron & Steel - 0.6%
              AK Steel Holding Corp. (b)                                  7           35
              Allegheny Technologies Inc.                                 7           92
              Carpenter Technology Corp.                                  2           46
              Cleveland-Cliffs Inc. (b)                                   1           34
              Gibraltar Steel Corp.                                       1           19
              Material Sciences Corp. (b)                                 -            4
              Reliance Steel & Aluminum Co.                               2           66
              Roanoke Electric Steel Corp.                                1            8
              Ryerson Tull Inc.                                           2           19
              Schnitzer Steel Industries Inc. - Class A                   1           44
              Steel Dynamics Inc. (b)                                     3           73
                                                                                     440
Leisure Time - 0.6%
              Ambassadors Group Inc.                                      -           10
              Ambassadors Internaitonal Inc.                              -            6
              Arctic Cat Inc.                                             1           32
              Bally Total Fitness Holding Corp. (b)                       2           15
              Callaway Golf Co.                                           5           87
              Escalade Inc. (b)                                           -            3
              K2 Inc. (b)                                                 2           33
              Marine Products Corp.                                       1           11
              Multimedia Games Inc. (b)                                   1           34
              Nautilus Group Inc.                                         2           33
              Navigant International Inc. (b)                             1           18
              Pegasus Solutions Inc. (b)                                  2           24
              Thor Industries Inc.                                        1           80
              WMS Industries Inc. (b)                                     2           44
                                                                                     430
Lodging - 0.6%
              Ameristar Casinos Inc. (b)                                  1           19
              Aztar Corp. (b)                                             2           49
              Boca Resorts Inc. - Class A (b)                             2           34
              Boyd Gaming Corp.                                           3           44
              Choice Hotels International Inc. (b)                        2           56
              Extended Stay America Inc.                                  6           82
              La Quinta Corp. (b)                                        11           71
              Marcus Corp.                                                1           24
              MTR Gaming Group Inc. (b)                                   2           18
              Prime Hospitality Corp. (b)                                 3           28
                                                                                     425
Machinery - 1.8%
              Alamo Group Inc.                                            -            6
              Albany International Corp.                                  2           71
              Applied Industrial Technologies Inc.                        1           35
              Astec Industries Inc. (b)                                   1           15
              Briggs & Stratton Corp.                                     2          120
              Cascade Corp.                                               1           19
              Cognex Corp.                                                3           75
              Flowserve Corp. (b)                                         4           78
              Gardner Denver Inc. (b)                                     1           28
              Gerber Scientific Inc. (b)                                  2           15
              Global Power Equipment Group Inc. (b)                       2           12
              Gorman-Rupp Co.                                             -           13
              IDEX Corp.                                                  2           92
              JLG Industries Inc.                                         4           56
              Joy Global Inc.                                             4          100
              Kadant Inc. (b)                                             1           19
              Lindsay Manufacturing Co.                                   1           28
              Manitowoc Co.                                               2           71
              NACCO Industries Inc. - Class A                             -           37
              Nordson Corp.                                               2           72
              Presstek Inc. (b)                                           2           16
              Robbins & Myers Inc.                                        1           17
              Sauer-Danfoss Inc.                                          1           15
              Stewart & Stevenson Services Inc.                           2           35
              Tecumseh Products Co.                                       1           57
              Tennant Co.                                                 1           24
              Terex Corp. (b)                                             3           99
              Thomas Industries Inc.                                      1           29
              UNOVA Inc. (b)                                              4           85
              Wabtec Corp.                                                3           46
                                                                                   1,385
Manufacturing - 1.6%
              Actuant Corp. - Class A (b)                                 2           60
              Acuity Brands Inc.                                          3           84
              Ameron International Corp.                                  1           17
              AO Smith Corp.                                              1           49
              Applied Films Corp. (b)                                     1           37
              Barnes Group Inc.                                           1           34
              Brink's Co.                                                 4           96
              Ceradyne Inc. (b)                                           1           24
              Clarcor Inc.                                                2           88
              Concord Camera Corp. (b)                                    2           17
              Cuno Inc. (b)                                               1           50
              EnPro Industries Inc. (b)                                   2           22
              ESCO Technologies Inc. (b)                                  1           43
              Federal Signal Corp.                                        4           64
              Griffon Corp. (b)                                           2           41
              Hexcel Corp. (b)                                            2           13
              Jacuzzi Brands Inc. (b)                                     6           42
              Lydall Inc. (b)                                             1           12
              Matthews International Corp. - Class A                      2           68
              Myers Industries Inc.                                       2           18
              Quixote Corp.                                               1           15
              Raven Industries Inc.                                       1           16
              Roper Industries Inc.                                       2          107
              Standex International Corp.                                 1           23
              Sturm Ruger & Co. Inc.                                      2           21
              Tredegar Corp.                                              3           39
              Trinity Industries Inc.                                     3           87
                                                                                   1,187
Media - 1.3%
              4Kids Entertainment Inc. (b)                                1           28
              Acme Communications Inc. (b)                                1           10
              Beasley Broadcasting Group Inc. - Class A (b)               -            3
              Charter Communications Inc. (b)                            21           83
              Courier Corp.                                               1           22
              Crown Media Holdings Inc. (b)                               1           11
              Cumulus Media Inc. - Class A (b)                            3           73
              Emmis Communications Corp. (b)                              3           94
              Fisher Communications Inc. (b)                              -           23
              Gray Television Inc.                                        3           43
              Gray Television Inc. - Class A                              1            9
              Hollinger International Inc.                                3           54
              Information Holdings Inc. (b)                               1           20
              Insight Communications Co. Inc. (b)                         4           38
              Journal Register Co. (b)                                    3           55
              Liberty Corp.                                               1           59
              Lin TV Corp. - Class A (b)                                  2           52
              Lodgenet Entertainment Corp. (b)                            1           20
              Martha Stewart Living Omnimedia Inc. (b)                    1           10
              Mediacom Communications Corp. (b)                           4           37
              Paxson Communications Corp. (b)                             2            8
              Pegasus Communications Corp. (b)                            -            3
              Playboy Enterprises Inc. - Class B (b)                      1           19
              PRIMEDIA Inc. (b)                                          11           32
              Pulitzer Inc.                                               -           18
              Regent Communications Inc. (b)                              3           21
              Saga Communications Inc. (b)                                1           19
              Salem Communications Corp. - Class A (b)                    1           17
              Sinclair Broadcast Group Inc. - Class A (b)                 3           48
              Spanish Broadcasting System Inc. (b)                        3           31
              Thomas Nelson Inc.                                          1           17
              World Wrestling Entertainment Inc.                          1           17
              Young Broadcasting Inc. (b)                                 1           21
                                                                                   1,015
Metal Fabrication & Hardware - 0.6%
              A.M. Castle & Co. (b)                                       1            8
              CIRCOR International Inc.                                   1           18
              Commercial Metals Co.                                       2           61
              Intermet Corp.                                              1            7
              Kaydon Corp.                                                2           57
              Lawson Products Inc.                                        -           12
              Mueller Industries Inc. (b)                                 3           93
              NN Inc.                                                     1           14
              NS Group Inc. (b)                                           1           10
              Penn Engineering & Manufacturing Corp.                      1           18
              Quanex Corp.                                                1           59
              Shaw Group Inc. (b)                                         5           63
              Valmont Industries Inc.                                     1           27
                                                                                     447
Mining - 0.8%
              Amcol International Corp.                                   2           33
              Arch Coal Inc.                                              4          116
              Brush Engineered Materials Inc. (b)                         1           19
              Century Aluminum Co. (b)                                    1           24
              Coeur D'alene Mines Corp. (b)                              16           94
              Hecla Mining Co. (b)                                        9           73
              Liquidmetal Technologies Inc. (b)                           1            3
              Massey Energy Co.                                           5          102
              Royal Gold Inc.                                             1           26
              RTI International Metals Inc. (b)                           1           25
              Stillwater Mining Co. (b)                                   4           37
              USEC Inc.                                                   7           57
              Westmoreland Coal Co. (b)                                   -            6
                                                                                     615
Office & Business Equipment - 0.1%
              General Binding Corp. (b)                                   1           12
              Global Imaging Systems Inc. (b)                             1           41
              Imagistics International Inc. (b)                           1           45
                                                                                      98
Office Furnishings - 0.0%
              Interface Inc. (b)                                          3           17
              Virco Manufacturing Corp.                                   1            4
                                                                                      21
Oil & Gas Producers - 2.4%
              Atwood Oceanics Inc. (b)                                    1           19
              Berry Petroleum Co. - Class A                               1           29
              Cabot Oil & Gas Corp.                                       2           59
              Cimarex Energy Co. (b)                                      3           89
              Clayton Williams Energy Inc. (b)                            -           12
              Comstock Resources Inc. (b)                                 2           43
              Denbury Resources Inc. (b)                                  3           41
              Encore Acquisition Co. (b)                                  1           17
              Energy Partners Ltd. (b)                                    2           27
              Evergreen Resources Inc. (b)                                3          104
              Forest Oil Corp. (b)                                        4          101
              Frontier Oil Corp.                                          2           37
              Grey Wolf Inc. (b)                                         14           51
              Harvest Natural Resources Inc. (b)                          3           33
              Holly Corp.                                                 1           22
              Houston Exploration Co. (b)                                 1           41
              KCS Energy Inc. (b)                                         3           28
              Magnum Hunter Resources Inc. (b)                            6           56
              McMoRan Exploration Co. (b)                                 1           20
              Meridian Resource Corp. (b)                                 3           15
              Nuevo Energy Co. (b)                                        1           35
              Parker Drilling Co. (b)                                     7           19
              Patina Oil & Gas Corp.                                      2          121
              Penn Virginia Corp.                                         1           32
              Petrocorp Inc. (b)                                          -            7
              Petroleum Development Corp. (b)                             1           27
              Plains Exploration & Production Co. (b)                     3           49
              Prima Energy Corp. (b)                                      1           25
              Quicksilver Resources Inc. (b)                              1           30
              Range Resources Corp. (b)                                   5           43
              Remington Oil & Gas Corp. (b)                               2           32
              Southwestern Energy Co. (b)                                 3           70
              Spinnaker Exploration Co. (b)                               2           64
              St. Mary Land & Exploration Co.                             2           62
              Stone Energy Corp. (b)                                      2           77
              Swift Energy Co. (b)                                        2           38
              Tesoro Petroleum Corp. (b)                                  5           69
              Tom Brown Inc. (b)                                          3           94
              Unit Corp. (b)                                              3           68
              Vintage Petroleum Inc.                                      4           49
                                                                                   1,855
Oil & Gas Services - 1.0%
              CAL Dive International Inc. (b)                             3           67
              CARBO Ceramics Inc.                                         1           46
              Dril-Quip Inc. (b)                                          1            9
              Global Industries Ltd. (b)                                  7           34
              Gulf Island Fabrication Inc. (b)                            -            6
              Hanover Compressor Co. (b)                                  4           48
              Horizon Offshore Inc. (b)                                   2            9
              Hydril Co. (b)                                              1           30
              Input/Output Inc. (b)                                       3           15
              Lone Star Technologies Inc. (b)                             2           34
              Lufkin Industries Inc.                                      -           12
              Matrix Service Co. (b)                                      1           24
              Maverick Tube Corp. (b)                                     3           64
              Newpark Resources Inc. (b)                                  5           24
              Oceaneering International Inc. (b)                          2           53
              Oil States International Inc. (b)                           2           25
              RPC Inc.                                                    1            9
              Seacor Smit Inc. (b)                                        1           59
              Superior Energy Services Inc. (b)                           4           39
              Tetra Technologies Inc. (b)                                 1           36
              Universal Compression Holdings Inc. (b)                     1           39
              Veritas DGC Inc. (b)                                        2           23
              W-H Energy Services Inc. (b)                                2           31
                                                                                     736
Packaging & Containers - 0.3%
              AEP Industries Inc. (b)                                     1            7
              Chesapeake Corp.                                            1           32
              Crown Holdings Inc. (b)                                    13          119
              Graphic Packaging Corp. (b)                                 1            4
              Greif Inc. - Class A                                        1           38
              Silgan Holdings Inc. (b)                                    1           41
                                                                                     241
Pharmaceuticals - 3.8%
              aaiPharma Inc. (b)                                          1           26
              Abgenix Inc. (b)                                            7           87
              Able Laboratories Inc. (b)                                  1           25
              Accredo Health Inc. (b)                                     4          121
              Adolor Corp. (b)                                            3           52
              Alkermes Inc. (b)                                           5           68
              Alpharma Inc.                                               3           61
              Alteon Inc. (b)                                             2            3
              Antigenics Inc. (b)                                         2           19
              Atherogenics Inc. (b)                                       3           46
              Atrix Labs Inc. (b)                                         2           42
              AVI BioPharma Inc. (b)                                      1            4
              Bentley Pharmaceuticals Inc. (b)                            1           12
              BioMarin Pharmaceuticals Inc. (b)                           5           42
              Biopure Corp. (b)                                           2            5
              Bone Care International Inc. (b)                            1            9
              Bradley Pharmaceuticals Inc. (b)                            1           17
              Cell Therapeutics Inc. (b)                                  2           21
              Cima Labs Inc. (b)                                          1           39
              Collagenex Pharmaceuticals Inc. (b)                         1           12
              Connetics Corp. (b)                                         2           42
              Corixa Corp. (b)                                            4           25
              Cubist Pharmaceuticals Inc. (b)                             3           35
              CV Therapeutics Inc. (b)                                    2           35
              D&K Healthcare Resources Inc.                               1           13
              Dendreon Corp. (b)                                          1            5
              Discovery Laboratories Inc. (b)                             3           34
              Dov Pharmaceutical Inc. (b)                                 1           12
              Durect Corp. (b)                                            1            4
              Esperion Therapeutics Inc. (b)                              3           92
              First Horizon Pharmaceutical Corp. (b)                      1           16
              Genta Inc. (b)                                              4           41
              Guilford Pharmaceuticals Inc. (b)                           2           13
              HealthExtras Inc. (b)                                       1           19
              Hi-Tech Pharmacal Co. Inc. (b)                              -            9
              Hollis-Eden Pharmaceuticals Inc. (b)                        1           11
              Ilex Oncology Inc. (b)                                      3           63
              Impax Laboratories Inc. (b)                                 2           34
              Indevus Pharmaceuticals Inc. (b)                            4           22
              Inspire Pharmaceuticals Inc. (b)                            2           35
              Isis Pharmaceuticals Inc. (b)                               4           26
              Kos Pharmaceuticals Inc. (b)                                1           38
              KV Pharmaceutical Co. - Class A (b)                         2           56
              La Jolla Pharmaceutical Co. (b)                             3           15
              Lannett Co. Inc. (b)                                        1           12
              Ligand Pharmaceuticals Inc. - Class B (b)                   4           66
              Medarex Inc. (b)                                            6           36
              Medicines Co. (b)                                           3           96
              MGI Pharma Inc. (b)                                         2           98
              MIM Corp. (b)                                               2           11
              Nabi Biopharmaceuticals (b)                                 4           49
              Nature's Sunshine Products Inc.                             1            5
              NBTY Inc. (b)                                               4          110
              NeighborCare Inc. (b)                                       2           37
              Neopharm Inc. (b)                                           1           23
              Neurogen Corp. (b)                                          -            4
              Noven Pharmaceuticals Inc. (b)                              2           24
              NPS Pharmaceuticals Inc. (b)                                2           70
              Onyx Pharmaceuticals Inc. (b)                               2           63
              OSI Pharmaceuticals Inc. (b)                                3           99
              Pain Therapeutics Inc. (b)                                  2           11
              Penwest Pharmaceuticals Co. (b)                             1           25
              Perrigo Co.                                                 5           74
              Pharmacopeia Inc. (b)                                       2           26
              Pozen Inc. (b)                                              2           17
              Priority Healthcare Corp. (b)                               3           66
              Progenics Pharmaceuticals Inc. (b)                          1           16
              Salix Pharmaceuticals Ltd. (b)                              1           30
              Sciclone Pharmaceuticals Inc. (b)                           3           23
              Star Scientific Inc. (b)                                    1            2
              Tanox Inc. (b)                                              2           31
              Theragenics Corp. (b)                                       3           17
              Trimeris Inc. (b)                                           1           21
              Tularik Inc. (b)                                            4           59
              United Therapeutics Corp. (b)                               1           32
              Usana Health Sciences Inc. (b)                              1           21
              VCA Antech Inc. (b)                                         2           75
              Vicuron Pharmaceuticals Inc. (b)                            4           66
              Virbac Corp. (b)                                            1            4
              Vivus Inc. (b)                                              4           15
              Zymogenetics Inc. (b)                                       1           16
                                                                                   2,856
Pipelines - 0.1%
              Aquila Inc. (b)                                            15           49
              Plains Resources Inc. (b)                                   1           22
              Transmontaigne Inc. (b)                                     1            7
                                                                                      78
Real Estate - 5.2%
              Acadia Realty Trust                                         1           16
              Alexander's Inc. (b)                                        -           16
              Alexandria Real Estate Equities Inc.                        2           87
              American Home Mortgage Investment Corp.                     2           36
              American Land Lease Inc.                                    -            4
              American Mortgage Acceptance Co.                            1           14
              AMLI Residential Properties                                 1           35
              Anthracite Capital Inc.                                     4           42
              Anworth Mortgage Asset Corp.                                3           39
              Associated Estates Realty                                   2           13
              Avatar Holdings Inc. (b)                                    -           15
              Bedford Property Investors                                  1           34
              Boykin Lodging Co.                                          1           11
              Brandywine Realty Trust                                     2           52
              Capital Automotive REIT                                     2           63
              Capstead Mortgage Corp.                                     1           15
              Colonial Properties Trust                                   1           57
              Commercial Net Lease Realty                                 3           56
              Consolidated-Tomoka Land Co.                                -           15
              Cornerstone Realty Income Trust Inc.                        4           31
              Corporate Office Properties Trust                           2           43
              Correctional Properties Trust                               1           29
              CRIIMI MAE Inc. (b)                                         1           14
              Eastgroup Properties Inc.                                   1           37
              Entertainment Properties Trust                              2           53
              Equity Inns Inc.                                            4           33
              Equity One Inc.                                             2           41
              Essex Property Trust Inc.                                   2          100
              FelCor Lodging Trust Inc. (b)                               4           42
              First Industrial Realty Trust Inc.                          3          110
              Gables Residential Trust                                    2           77
              Getty Realty Corp.                                          1           37
              Glenborough Realty Trust Inc.                               1           25
              Glimcher Realty Trust                                       2           54
              Great Lakes Reit Inc.                                       1           12
              Health Care REIT Inc.                                       4          152
              Heritage Property Investment Trust                          1           40
              Highwoods Properties Inc.                                   5          115
              Home Properties of NY Inc.                                  2           94
              IMPAC Mortgage Holdings Inc.                                4           73
              Innkeepers USA Trust                                        2           16
              Investors Real Estate Trust                                 3           33
              Jones Lang LaSalle Inc. (b)                                 3           54
              Keystone Property Trust                                     2           34
              Kilroy Realty Corp.                                         2           66
              Koger Equity Inc.                                           1           22
              Kramont Realty Trust                                        1           23
              LaSalle Hotel Properties                                    1           27
              Lexington Corporate Properties Trust                        3           53
              LTC Properties Inc.                                         1           17
              Manufactured Home Communities Inc.                          1           45
              Meristar Hospitality Corp. (b)                              4           25
              MFA Mortgage Investments Inc.                               5           46
              Mid-America Apartment Communities Inc.                      1           48
              Mission West Properties                                     1           15
              National Health Investors Inc.                              2           45
              National Health Realty Inc.                                 1           13
              Nationwide Health Properties Inc.                           5           91
              Newcastle Investment Corp.                                  2           53
              Novastar Financial Inc.                                     2           70
              Omega Healthcare Investors Inc.                             2           15
              Parkway Properties Inc.                                     1           24
              Pennsylvania Real Estate Investment Trust                   2           82
              Post Properties Inc.                                        3           71
              Prentiss Properties Trust                                   3           91
              Price Legacy Corp. (b)                                      2            6
              PS Business Parks Inc.                                      1           38
              RAIT Investment Trust                                       2           44
              Ramco-Gershenson Properties Trust                           1           19
              Reading International Inc. (b)                              1            8
              Reckson Associates Realty Corp.                             4           97
              Redwood Trust Inc.                                          1           56
              Saul Centers Inc.                                           1           23
              Senior Housing Properties Trust                             3           60
              Sizeler Property Investors Inc.                             1            7
              SL Green Realty Corp.                                       2           93
              Sovran Self Storage Inc.                                    1           34
              Summit Properties Inc.                                      2           47
              Sun Communities Inc.                                        1           44
              Tanger Factory Outlet Centers Inc.                          1           27
              Tarragon Realty Investors Inc. (b)                          -            7
              Taubman Centers Inc.                                        4           75
              Town & Country Trust                                        1           32
              Trammell Crow Co. (b)                                       3           33
              United Capital Corp.                                        -            4
              Universal Health Realty Income Trust                        1           30
              Urstadt Biddle Properties Inc. - Class A                    2           28
              US Restaurants Properties Inc.                              2           32
              Ventas Inc.                                                 6          134
              Washington Real Estate Investment Trust                     3           86
              Winston Hotels Inc.                                         1           14
                                                                                   3,989
Retail - 6.4%
              7-Eleven Inc. (b)                                           2           30
              AC Moore Arts & Crafts Inc. (b)                             1           22
              Aeropostale Inc. (b)                                        2           44
              American Eagle Outfitters Inc. (b)                          4           69
              America's Car Mart Inc. (b)                                 -           10
              AnnTaylor Stores Corp. (b)                                  4          141
              Asbury Automotive Group Inc. (b)                            1           16
              Bebe Stores Inc. (b)                                        1           13
              Big 5 Sporting Goods Corp. (b)                              1           24
              BJ's Wholesale Club Inc. (b)                                6          128
              Blair Corp.                                                 1           16
              Blue Rhino Corp. (b)                                        1           16
              Bob Evans Farms Inc.                                        3           86
              Bombay Co. Inc. (b)                                         3           21
              Brookstone Inc. (b)                                         1           24
              Brown Shoe Co. Inc.                                         1           54
              Buckle Inc.                                                 1           16
              Burlington Coat Factory Warehouse Corp.                     2           33
              California Pizza Kitchen Inc. (b)                           1           24
              Casey's General Stores Inc.                                 4           62
              Cash America International Inc.                             2           46
              Casual Male Retail Group Inc. (b)                           2           16
              Cato Corp. - Class A                                        1           26
              CEC Entertainment Inc. (b)                                  2           89
              Charlotte Russe Holding Inc. (b)                            1           13
              Charming Shoppes Inc. (b)                                   9           46
              Chicago Pizza & Brewery Inc. (b)                            1           15
              Children's Place Retail Stores Inc. (b)                     1           25
              Christopher & Banks Corp.                                   3           55
              CKE Restaurants Inc. (b)                                    3           22
              Coldwater Creek Inc. (b)                                    1            9
              Cole National Corp. (b)                                     1           19
              Copart Inc. (b)                                             5           90
              Cost Plus Inc. (b)                                          2           68
              CSK Auto Corp. (b)                                          3           52
              Dave & Buster's Inc. (b)                                    1           15
              DEB Shops Inc.                                              -            7
              Dick's Sporting Goods Inc. (b)                              1           49
              Dillard's Inc. - Class A                                    5           77
              Dress Barn Inc. (b)                                         1           22
              Duane Reade Inc. (b)                                        2           31
              Electronics Boutique Holdings Corp. (b)                     1           22
              Factory 2-U Stores Inc. (b)                                 -            1
              Finish Line - Class A (b)                                   1           42
              Finlay Enterprises Inc. (b)                                 1            9
              Footstar Inc. (b)                                           2            6
              Fred's Inc.                                                 3           95
              Friedman's Inc. - Class A                                   1            8
              Galyan's Trading Co. Inc. (b)                               1            9
              GameStop Corp. (b)                                          2           29
              Genesco Inc. (b)                                            2           29
              Goody's Family Clothing Inc.                                1           13
              Group 1 Automotive Inc. (b)                                 1           50
              Guitar Center Inc. (b)                                      1           33
              Hancock Fabrics Inc.                                        1           20
              Haverty Furniture Cos. Inc.                                 1           26
              Hibbett Sporting Goods Inc. (b)                             1           31
              Hollywood Entertainment Corp. (b)                           4           57
              HOT Topic Inc. (b)                                          4          112
              IHOP Corp.                                                  2           62
              Insight Enterprises Inc. (b)                                4           68
              Intertan Inc. (b)                                           2           16
              J. Jill Group Inc. (b)                                      1           17
              Jack in the Box Inc. (b)                                    3           59
              Jo-Ann Stores Inc. (b)                                      1           28
              Jos. A. Banks Clothiers Inc. (b)                            -           13
              Kenneth Cole Productions Inc.                               -           11
              Kirkland's Inc. (b)                                         1           14
              Landry's Restaurants Inc.                                   2           43
              Linens 'N Things Inc. (b)                                   4          105
              Lithia Motors Inc. - Class A                                1           29
              Lone Star Steakhouse & Saloon Inc.                          1           25
              Longs Drug Stores Corp.                                     2           59
              MarineMax Inc. (b)                                          1           11
              Men's Wearhouse Inc. (b)                                    3           70
              Mothers Work Inc. (b)                                       -            8
              Movado Group Inc.                                           1           18
              Movie Gallery Inc. (b)                                      2           40
              MSC Industrial Direct Co. Inc.                              -            5
              Nu Skin Enterprises Inc.                                    2           42
              O'Charleys Inc. (b)                                         2           32
              Pacific Sunwear of California (b)                           6          121
              Panera Bread Co. - Class A (b)                              2           88
              Pantry Inc. (b)                                             1           12
              Papa John's International Inc. (b)                          1           35
              Party City Corp. (b)                                        1           12
              Payless Shoesource Inc. (b)                                 5           71
              PC Connection Inc. (b)                                      -            3
              PEP Boys-Manny Moe & Jack                                   4           87
              Petco Animal Supplies Inc. (b)                              3           85
              PF Chang's China Bistro Inc. (b)                            2          103
              Rare Hospitality International Inc. (b)                     2           56
              Red Robin Gourmet Burgers Inc. (b)                          1           22
              Restoration Hardware Inc. (b)                               2            9
              Rex Stores Corp. (b)                                        1           10
              Ryan's Family Steak Houses Inc. (b)                         3           51
              School Specialty Inc. (b)                                   1           42
              Select Comfort Corp. (b)                                    2           40
              Sharper Image Corp. (b)                                     1           23
              Shoe Carnival Inc. (b)                                      -            8
              ShopKo Stores Inc. (b)                                      2           35
              Smart & Final Inc. (b)                                      1            8
              Sonic Automotive Inc.                                       2           49
              Sonic Corp. (b)                                             3           94
              Stage Stores Inc. (b)                                       1           36
              Steak N Shake Co. (b)                                       2           36
              Stein Mart Inc. (b)                                         2           14
              Summit America Television Inc. (b)                          4           14
              Systemax Inc. (b)                                           1            5
              TBC Corp. (b)                                               1           36
              The Sports Authority Inc. (b)                               2           60
              Too Inc. (b)                                                3           49
              Tractor Supply Co. (b)                                      2           91
              Trans World Entertainment Corp. (b)                         1            6
              Triarc Cos.                                                 1            7
              Triarc Cos.                                                 2           25
              Tuesday Morning Corp. (b)                                   1           37
              Tweeter Home Entertainment Group Inc. (b)                   2           16
              Ultimate Electronics Inc. (b)                               1           10
              United Auto Group Inc.                                      1           43
              Urban Outfitters Inc. (b)                                   2           74
              West Marine Inc. (b)                                        1           25
              Wet Seal Inc. (b)                                           2           16
              Whitehall Jewellers Inc. (b)                                1           11
              Wilsons The Leather Experts Inc. (b)                        1            4
              World Fuel Services Corp.                                   1           28
              Zale Corp. (b)                                              2          121
                                                                                   4,835
Savings & Loans - 2.7%
              Anchor Bancorp. Inc.                                        2           43
              Bank Mutual Corp.                                           3           34
              BankAtlantic Bancorp. Inc.                                  3           65
              BankUnited Financial Corp. - Class A (b)                    2           59
              Berkshire Hills Bancorp. Inc.                               1           20
              BostonFed Bancorp. Inc.                                     -            5
              Brookline Bancorp. Inc.                                     5           76
              Camco Financial Corp.                                       1           14
              CFS Bancorp. Inc.                                           1           11
              Charter Financial Corp.                                     -           13
              Citizens First Bancorp. Inc.                                1           14
              Citizens South Banking Corp.                                -            7
              Coastal Bancorp Inc.                                        -           18
              Coastal Financial Corp.                                     1           17
              Commercial Capital Bancorp Inc. (b)                         1           15
              Commercial Federal Corp.                                    4           98
              Connecticut Bancshares Inc.                                 1           46
              Dime Community Bancshares Inc.                              2           51
              ESB Financial Corp.                                         1           13
              EverTrust Financial Group Inc.                              -           14
              Fidelity Bankshares Inc.                                    1           39
              First Defiance Financial Corp.                              -            9
              First Essex Bancorp. Inc.                                   1           29
              First Federal Capital Corp.                                 1           33
              First Financial Holdings Inc.                               1           29
              First Niagara Financial Group Inc.                          6           88
              First Place Financial Corp.                                 1           20
              First Sentinel Bancorp. Inc.                                2           36
              FirstFed America Bancorp. Inc.                              1           36
              FirstFed Financial Corp. (b)                                1           62
              Flagstar Bancorp. Inc.                                      3           54
              Florida First Bancorp Inc.                                  -            9
              Flushing Financial Corp.                                    1           20
              GA Financial Inc.                                           -           16
              Harbor Florida Bancshares Inc.                              2           51
              Hawthorne Financial Corp. (b)                               1           28
              Heritage Financial Corp.                                    -            6
              Horizon Financial Corp.                                     1           18
              Hudson River Bancorp.                                       1           49
              Itla Capital Corp. (b)                                      -           18
              Klamath First Bancorp Inc.                                  1           14
              MAF Bancorp. Inc.                                           2           94
              MASSBANK Corp.                                              -           15
              MutualFirst Financial Inc.                                  -            5
              NASB Financial Inc.                                         -            8
              Northwest Bancorp. Inc.                                     1           19
              OceanFirst Financial Corp.                                  1           15
              Ocwen Financial Corp. (b)                                   3           26
              Parkvale Financial Corp.                                    -            9
              Partners Trust Financial Group Inc.                         1           19
              Pennfed Financial Services Inc.                             -            7
              PFF Bancorp. Inc.                                           1           39
              Provident Bancorp. Inc.                                     -           14
              Provident Financial Holdings Inc.                           -           15
              Provident Financial Services Inc.                           4           77
              Quaker City Bancorp. Inc.                                   -           23
              Seacoast Financial Services Corp.                           2           56
              Sound Federal Bancorp. Inc.                                 1           17
              Staten Island Bancorp. Inc.                                 4           99
              Sterling Financial Corp. (b)                                1           39
              TierOne Corp. (b)                                           2           43
              Troy Financial Corp.                                        -           15
              United Community Financial Corp.                            3           31
              Warwick Community Bancorp Inc.                              -            7
              Waypoint Financial Corp.                                    2           49
              Westfield Financial Inc.                                    -            9
              Willow Grove Bancorp Inc.                                   1           16
              WSFS Financial Corp.                                        -           20
                                                                                   2,083
Semiconductors - 3.7%
              Actel Corp. (b)                                             2           43
              ADE Corp. (b)                                               -            6
              Alliance Semiconductor Corp. (b)                            2           13
              Artisan Components Inc. (b)                                 1           28
              Asyst Technologies Inc. (b)                                 3           54
              ATMI Inc. (b)                                               2           49
              Axcelis Technologies Inc. (b)                               8           80
              Brooks Automation Inc. (b)                                  3           72
              Ceva Inc. (b)                                               2           17
              ChipPAC Inc. (b)                                            4           33
              Cirrus Logic Inc. (b)                                       6           43
              Cohu Inc.                                                   2           35
              Conexant Systems Inc. (b)                                  22          108
              Credence Systems Corp. (b)                                  5           66
              Diodes Inc. (b)                                             1           13
              DSP Group Inc. (b)                                          2           57
              Dupont Photomasks Inc. (b)                                  1           23
              Entegris Inc. (b)                                           4           53
              ESS Technology (b)                                          3           43
              Exar Corp. (b)                                              3           52
              Genesis Microchip Inc. (b)                                  3           48
              GlobespanVirata Inc. (b)                                    8           50
              Helix Technology Corp.                                      2           46
              Integrated Silicon Solutions Inc. (b)                       2           34
              IXYS Corp. (b)                                              2           16
              Kopin Corp. (b)                                             6           40
              Kulicke & Soffa Industries Inc. (b)                         4           57
              Lattice Semiconductor Corp. (b)                             8           77
              LTX Corp. (b)                                               4           60
              Mattson Technology Inc. (b)                                 2           26
              Micrel Inc. (b)                                             4           70
              Microsemi Corp. (b)                                         2           55
              Mindspeed Technologies Inc. (b)                             7           47
              MKS Instruments Inc. (b)                                    2           59
              Monolithic System Technology Inc. (b)                       2           19
              Mykrolis Corp. (b)                                          3           42
              Omnivision Technologies Inc. (b)                            2          105
              ON Semiconductor Corp. (b)                                  2           13
              Pericom Semiconductor Corp. (b)                             2           20
              Photronics Inc. (b)                                         2           46
              Pixelworks Inc. (b)                                         3           32
              PLX Technology Inc. (b)                                     1            5
              Power Integrations Inc. (b)                                 2           69
              Richardson Electronics Ltd.                                 1            7
              Rudolph Technologies Inc. (b)                               1           25
              Semitool Inc. (b)                                           1           14
              Semtech Corp. (b)                                           5          108
              Silicon Image Inc. (b)                                      6           42
              Siliconix Inc. (b)                                          1           24
              Sipex Corp. (b)                                             2           17
              Skyworks Solutions Inc. (b)                                12          103
              Standard Microsystems Corp. (b)                             1           23
              Supertex Inc. (b)                                           1           14
              Three-Five Systems Inc. (b)                                 2           12
              Transmeta Corp. (b)                                         9           30
              Triquint Semiconductor Inc. (b)                            11           75
              Ultratech Inc. (b)                                          2           47
              Varian Semiconductor Equipment Associates Inc. (b)          2          100
              Veeco Instruments Inc. (b)                                  2           50
              Virage Logic Corp. (b)                                      1           11
              Vitesse Semiconductor Corp. (b)                            17           97
              White Electronic Designs Corp. (b)                          1           13
              Xicor Inc. (b)                                              2           21
              Zoran Corp. (b)                                             3           57
                                                                                   2,814
Software - 4.0%
              Activision Inc. (b)                                         7          128
              Advent Software Inc. (b)                                    3           45
              Allscripts Healthcare Solutions Inc. (b)                    2           13
              Altiris Inc. (b)                                            1           32
              American Management Systems Inc. (b)                        3           50
              Ansys Inc. (b)                                              1           49
              Ascential Software Corp. (b)                                5          120
              Aspen Technology Inc. (b)                                   3           29
              Avid Technology Inc. (b)                                    2          115
              Barra Inc. (b)                                              1           45
              Borland Software Corp. (b)                                  6           54
              CCC Information Services Group (b)                          1           15
              Cerner Corp. (b)                                            2           86
              Computer Programs & Systems Inc.                            1           11
              Concord Communications Inc. (b)                             1           29
              Concur Technologies Inc. (b)                                2           15
              Concurrent Computer Corp. (b)                               6           26
              Convera Corp. (b)                                           1            4
              CSG Systems International Inc. (b)                          4           51
              Datastream Systems Inc. (b)                                 1            8
              Dendrite International Inc. (b)                             3           39
              Eclipsys Corp. (b)                                          3           37
              eFunds Corp. (b)                                            4           63
              Embarcadero Technologies Inc. (b)                           1           18
              Epicor Software Corp. (b)                                   3           38
              EPIQ Systems Inc. (b)                                       1           17
              FalconStor Software Inc. (b)                                3           23
              FILENET Corp. (b)                                           3           72
              Group 1 Software Inc. (b)                                   1           11
              Hyperion Solutions Corp. (b)                                3           97
              IDX Systems Corp. (b)                                       2           41
              IMPAC Medical Systems Inc. (b)                              1           15
              Informatica Corp. (b)                                       5           52
              infoUSA Inc. (b)                                            3           20
              Intelidata Technologies Corp. (b)                           1            2
              InterCept Inc. (b)                                          1           16
              Inter-Tel Inc.                                              2           41
              JDA Software Group Inc. (b)                                 2           41
              Keane Inc. (b)                                              4           59
              Lawson Software Inc. (b)                                    4           31
              Mantech International Corp. - Class A (b)                   1           30
              Manugistics Group Inc. (b)                                  5           33
              MAPICS Inc. (b)                                             2           20
              Micromuse Inc. (b)                                          5           34
              MicroStrategy Inc. - Class A (b)                            1           46
              Midway Games Inc. (b)                                       2            7
              Mobius Management Systems Inc. (b)                          1            9
              MRO Software Inc. (b)                                       1           20
              MSC.Software Corp. (b)                                      2           19
              NDCHealth Corp.                                             3           71
              NETIQ Corp. (b)                                             4           56
              Omnicell Inc. (b)                                           1           18
              Onyx Software Corp. (b)                                     -            1
              Opnet Technologies Inc. (b)                                 1           14
              Packeteer Inc. (b)                                          2           32
              PalmSource Inc. (b)                                         1           19
              Parametric Technology Corp. (b)                            17           65
              PDF Solutions Inc. (b)                                      1           15
              Pegasystems Inc. (b)                                        1            8
              Per-Se Technologies Inc. (b)                                2           31
              Phoenix Technologies Ltd. (b)                               1            7
              Pinnacle Systems Inc. (b)                                   4           36
              Progress Software Corp. (b)                                 2           45
              Pumatech Inc. (b)                                           3           12
              QAD Inc. (b)                                                1           11
              Quality Systems Inc. (b)                                    -           12
              Quest Software Inc. (b)                                     3           45
              Renaissance Learning Inc. (b)                               1           18
              Retek Inc. (b)                                              4           40
              Roxio Inc. (b)                                              3           13
              Sanchez Computer Associates Inc. (b)                        1            2
              ScanSoft Inc. (b)                                           6           32
              Schawk Inc.                                                 1            8
              Seachange International Inc. (b)                            2           34
              Serena Software Inc. (b)                                    2           37
              SPSS Inc. (b)                                               1           16
              SS&C Technologies Inc.                                      1           16
              Sybase Inc. (b)                                             7          142
              Take-Two Interactive Software Inc. (b)                      3           95
              THQ Inc. (b)                                                3           50
              Tradestation Group Inc. (b)                                 1           11
              Transaction Systems Architects Inc. (b)                     3           61
              Ulticom Inc. (b)                                            1           12
              Vastera Inc. (b)                                            2            8
              Verint Systems Inc. (b)                                     1           15
              VitalWorks Inc. (b)                                         3           14
              Wind River Systems Inc. (b)                                 6           54
                                                                                   3,052
Storage/Warehousing - 0.0%
              Mobile Mini Inc. (b)                                        1           19

Telecommunications - 0.7%
              Aspect Communications Corp. (b)                             3           43
              Cincinnati Bell Inc. (b)                                   14           69
              Commonwealth Telephone Enterprises Inc. (b)                 2           64
              CT Communications Inc.                                      2           21
              D&E Communications Inc.                                     -            2
              General Communication - Class A (b)                         4           35
              Golden Telecom Inc. (b)                                     1           31
              Hickory Tech Corp.                                          1           13
              Inet Technologies Inc. (b)                                  1           16
              Intrado Inc. (b)                                            1           23
              Lightbridge Inc. (b)                                        2           19
              MASTEC Inc. (b)                                             2           25
              Metro One Telecommunications Inc. (b)                       1            3
              Primus Telecommunications GP (b)                            4           43
              PTEK Holdings Inc. (b)                                      4           34
              RMH Teleservices Inc. (b)                                   -            1
              Shenandoah Telecom Co.                                      -           14
              SureWest Communications                                     1           46
              Talk America Holdings Inc. (b)                              2           29
              Time Warner Telecom Inc. (b)                                3           35
              Warwick Valley Telephone Co.                                -            3
                                                                                     569
Telecommunications Equipment - 2.1%
              Adaptec Inc. (b)                                            8           74
              Aeroflex Inc. (b)                                           4           52
              Anaren Inc. (b)                                             2           27
              Andrew Corp. (b)                                           12          137
              Anixter International Inc. (b)                              3           65
              Applied Signal Technology Inc.                              1           15
              Arris Group Inc. (b)                                        5           33
              Avanex Corp. (b)                                            6           28
              Black Box Corp.                                             1           59
              Cable Design Technologies Corp. (b)                         3           29
              C-COR.net Corp. (b)                                         3           28
              CommScope Inc. (b)                                          4           66
              Computer Network Technology Corp. (b)                       2           19
              Comtech Telecommunications (b)                              1           31
              Corvis Corp. (b)                                           24           40
              Ditech Communications Corp. (b)                             2           38
              Enterasys Networks Inc. (b)                                16           61
              Extreme Networks Inc. (b)                                   8           55
              Harmonic Inc. (b)                                           5           35
              Hypercom Corp. (b)                                          2           11
              Ixia (b)                                                    2           20
              KVH Industries Inc. (b)                                     1           19
              MRV Communications Inc. (b)                                 8           30
              Network Equipment Technologies Inc. (b)                     2           19
              New Focus Inc. (b)                                          5           25
              Newport Corp. (b)                                           3           51
              North Pittsburgh Systems Inc.                               1           26
              Oplink Communications Inc. (b)                              8           18
              Plantronics Inc. (b)                                        3          104
              SafeNet Inc. (b)                                            1           30
              Sonus Networks Inc. (b)                                    16          121
              SR Telecom Inc. (b)                                         -            -
              Stratos Lightwave Inc. (b)                                  -            1
              Sycamore Networks Inc. (b)                                 13           68
              Symmetricom Inc. (b)                                        3           23
              Tekelec (b)                                                 4           63
              Terayon Communication Systems Inc. (b)                      5           25
              Tollgrade Communications Inc. (b)                           1           21
              Westell Technologies Inc. (b)                               4           24
                                                                                   1,591
Textiles - 0.1%
              Angelica Corp.                                              1           19
              G&K Services Inc. - Class A                                 1           49
              Quaker Fabric Corp.                                         1            5
              Unifirst Corp.                                              1           15
                                                                                      88
Tobacco - 0.2%
              DIMON Inc.                                                  3           20
              Standard Commercial Corp.                                   1           15
              Universal Corp.                                             2           87
              Vector Group Ltd.                                           2           33
                                                                                     155
Toys & Hobbies - 0.2%
              Action Performance Cos. Inc.                                1           28
              Boyds Collection Ltd. (b)                                   1            4
              Department 56 Inc. (b)                                      1           15
              Jakks Pacific Inc. (b)                                      2           29
              RC2 Corp. (b)                                               1           25
              Topps Co. Inc.                                              2           25
                                                                                     126
Transportation - 1.5%
              Alexander & Baldwin Inc.                                    3          108
              Arkansas Best Corp.                                         2           57
              Covenant Transport Inc. (b)                                 1           12
              EGL Inc. (b)                                                3           45
              Florida East Coast Industries - Class A                     1           42
              Forward Air Corp. (b)                                       1           27
              GATX Corp.                                                  3           94
              Genesee & Wyoming Inc. - Class A (b)                        1           32
              Greenbrier Cos. Inc. (b)                                    1            8
              Gulfmark Offshore Inc. (b)                                  1           13
              Heartland Express Inc.                                      2           59
              Interpool Inc.                                              -            5
              Kansas City Southern (b)                                    5           69
              Kirby Corp. (b)                                             2           54
              Knight Transportation Inc. (b)                              2           51
              Landstar System Inc. (b)                                    2           88
              Maritrans Inc.                                              1           13
              Offshore Logistics Inc. (b)                                 1           34
              Old Dominion Freight Line Inc. (b)                          1           28
              Overseas Shipholding Group Inc.                             1           41
              Pacer International Inc. (b)                                2           39
              PAM Transportation Services (b)                             -           11
              Petroleum Helicopters Inc. (b)                              -            5
              RailAmerica Inc. (b)                                        2           28
              SCS Transportation Inc. (b)                                 1           18
              Seabulk International Inc. (b)                              1            5
              US Xpress Enterprises Inc. (b)                              1            7
              USF Corp.                                                   2           70
              Yellow Roadway Corp. (b)                                    3          116
                                                                                   1,179
Water - 0.2%
              American States Water Co.                                   1           28
              California Water Service Group                              1           39
              Connecticut Water Service Inc.                              -           11
              Middlesex Water Co.                                         1           13
              Pico Holdings Inc. (b)                                      -            5
              SJW Corp.                                                   -           14
              Southwest Water Co.                                         1           17
                                                                                     127
Wireless Telecommunications - 0.8%
              Aether Systems Inc. (b)                                     3           14
              Audiovox Corp. (b)                                          1           15
              Boston Communications Group Inc. (b)                        2           16
              Centennial Communications Corp. (b)                         1            7
              Dobson Communications Corp. (b)                             2           15
              EMS Technologies Inc. (b)                                   1           16
              NII Holdings Inc. - Class B (b)                             1           80
              Powerwave Technologies Inc. (b)                             5           37
              Price Communications Corp. (b)                              3           41
              Proxim Corp. - Class A (b)                                  5            8
              REMEC Inc. (b)                                              5           41
              RF Micro Devices Inc. (b)                                  14          140
              SBA Communications Corp. (b)                                4           16
              Spectralink Corp.                                           1           24
              Stratex Networks Inc. (b)                                   6           26
              Triton PCS Holdings Inc. (b)                                1            7
              Viasat Inc. (b)                                             2           35
              Western Wireless Corp. (b)                                  4           78
                                                                                     616

              Total Common Stocks (cost $60,530)                                  70,933

Short Term Investments - 6.3%
Money Market Funds - 5.5%
              Reich & Tang Institutional Money Market Portfolio -
              Class B, 0.957% (a)                                     1,273        1,273
              Reich & Tang Institutional U.S. Treasury Portfolio -
              Class B, 0.744% (a)                                     2,932        2,932
                                                                                   4,205
U.S. Treasury Bills - 0.8%
              U.S. Treasury Bill, 0.895%, 03/11/04 (l)                  600          599
              Total Short Term Investments (cost $4,804)                           4,804

Total Investments - 99.5% (cost $65,334)                             75,737
Other Assets and Liabilities, Net - 0.5%                                393
Total Net Assets - 100%                                              76,130

JNL/Eagle Core Equity Fund
Common Stocks - 92.3%
Advertising - 0.4%
              Lamar Advertising Co. (b)                                  26          987
Aerospace & Defense - 2.1%
              Boeing Co.                                                 25        1,070
              Lockheed Martin Corp.                                      64        3,313
              United Technologies Corp.                                   9          829
                                                                                   5,212
Airlines - 0.7%
              Southwest Airlines Co.                                    108        1,743

Auto Manufacturers - 1.0%
              Honda Motor Co. Ltd. - ADR                                110        2,468

Banks - 6.2%
              Bank of America Corp.                                      72        5,811
              Bank of New York Co. Inc.                                  22          729
              US Bancorp.                                               134        3,999
              Wells Fargo & Co.                                          78        4,591
                                                                                  15,130
Beverages - 1.4%
              Anheuser-Busch Cos. Inc.                                   16          843
              PepsiCo Inc.                                               58        2,695
                                                                                   3,538
Biotechnology - 1.4%
              Amgen Inc. (b)                                             14          887
              Biogen Idec Inc. (b)                                       23          853
              Genentech Inc. (b)                                          8          720
              Genzyme Corp. (b)                                          11          565
              Medimmune Inc. (b)                                         18          445
                                                                                   3,470
Chemicals - 3.4%
              Dow Chemical Co.                                           26        1,064
              E.I. du Pont de Nemours & Co.                              40        1,852
              Praxair Inc.                                               72        2,751
              Rohm & Haas Co.                                            64        2,716
                                                                                   8,383
Commercial Services - 1.5%
              Accenture Ltd. (b)                                         24          619
              Cendant Corp. (b)                                         131        2,925
                                                                                   3,544
Computers - 3.0%
              Dell Inc. (b)                                              74        2,511
              DigitalNet Holdings Inc. (b)                                7          132
              EMC Corp. (b)                                              82        1,061
              International Business Machines Corp.                      39        3,573
                                                                                   7,277
Cosmetics & Personal Care - 1.0%
              Colgate-Palmolive Co.                                      13          661
              Procter & Gamble Co.                                       19        1,868
                                                                                   2,529
Diversified Financial Services - 9.0%
              Citigroup Inc.                                            197        9,568
              Countrywide Financial Corp.                                19        1,426
              Goldman Sachs Group Inc.                                   12        1,195
              JPMorgan Chase & Co.                                      115        4,229
              Lehman Brothers Holdings Inc.                              64        4,934
              Merrill Lynch & Co. Inc.                                   14          833
                                                                                  22,185
Electric - 0.2%
              NiSource Inc.                                              20          439

Electronics - 1.6%
              Agilent Technologies Inc. (b)                              53        1,539
              Flextronics International Ltd. (b)                         44          657
              Parker Hannifin Corp.                                      27        1,613
                                                                                   3,809
Entertainment - 0.4%
              International Game Technology                              30        1,055

Food - 2.1%
              Dean Foods Co. (b)                                         41        1,342
              General Mills Inc.                                         15          680
              Kraft Foods Inc.                                           22          709
              Smithfield Foods Inc. (b)                                  89        1,840
              Sysco Corp.                                                19          700
                                                                                   5,271
Forest Products & Paper - 1.0%
              International Paper Co.                                    60        2,565
Gas - 0.4%
              UGI Corp.                                                  27          915
Healthcare - 2.3%
              HCA Inc.                                                   44        1,869
              Johnson & Johnson                                          61        3,149
              Medtronic Inc.                                             16          753
                                                                                   5,771
Home Furnishings - 0.4%
              Tempur-pedic International Inc. (b)                        65        1,003

Household Products - 0.3%
              Newell Rubbermaid Inc.                                     32          733

Insurance - 3.6%
              Hartford Financial Services Group Inc.                     54        3,199
              Marsh & McLennan Cos. Inc.                                 25        1,178
              MetLife Inc.                                               49        1,660
              St. Paul Cos. Inc.                                         10          377
              Travelers Property Casualty Corp.                           6           99
              Travelers Property Casualty Corp. - Class A               146        2,452
                                                                                   8,965
Internet - 0.2%
              eBay Inc. (b)                                               7          426

Leisure Time - 0.2%
              Carnival Corp.                                             13          526

Lodging - 0.5%
              Harrah's Entertainment Inc.                                26        1,302

Machinery - 0.5%
              Deere & Co.                                                18        1,171

Manufacturing - 5.5%
              3M Co.                                                     22        1,896
              Cooper Industries Ltd. - Class A                           57        3,308
              General Electric Co.                                      193        5,992
              Harsco Corp.                                               26        1,139
              Ingersoll-Rand Co. - Class A                               17        1,174
                                                                                  13,509
 Media - 8.1%
              Clear Channel Communications Inc.                          39        1,840
              Comcast Corp. - Special Class A (b)                        31          956
              COX Radio Inc. (b)                                         28          696
              EchoStar Communications Corp. (b)                          19          660
              Entercom Communications Corp. (b)                          10          503
              Gannett Co. Inc.                                           25        2,184
              McGraw-Hill Cos. Inc.                                      12          818
              Time Warner Inc. (b)                                      133        2,391
              Univision Communications Inc. (b)                          15          609
              Viacom Inc. - Class A                                      67        2,975
              Viacom Inc. - Class B                                      87        3,872
              Walt Disney Co.                                            70        1,631
              Westwood One Inc. (b)                                      22          763
                                                                                  19,898
Oil & Gas Producers - 4.3%
              BP Plc - ADR                                              103        5,074
              ChevronTexaco Corp.                                        37        3,184
              Exxon Mobil Corp.                                          26        1,078
              Pride International Inc. (b)                               66        1,230
                                                                                  10,566
Oil & Gas Services - 2.4%
              Cooper Cameron Corp. (b)                                   31        1,431
              Halliburton Co.                                           167        4,352
                                                                                   5,783
Pharmaceuticals - 6.0%
              Abbott Laboratories                                        24        1,095
              Bristol-Myers Squibb Co.                                   41        1,158
              Gilead Sciences Inc. (b)                                   12          701
              Merck & Co. Inc.                                           21          991
              Pfizer Inc.                                               228        8,070
              Wyeth                                                      63        2,670
                                                                                  14,685
Pipelines - 0.6%
              Kinder Morgan Inc.                                         25        1,454

Real Estate - 1.4%
              Boston Properties Inc.                                     10          482
              Equity Office Properties Trust                             30          860
              General Growth Properties Inc.                             30          832
              Health Care Property Investors Inc.                        18          891
              Vornado Realty Trust                                        8          438
                                                                                   3,503
Retail - 4.5%
              Family Dollar Stores Inc.                                  30        1,071
              Federated Department Stores Inc.                           54        2,563
              Home Depot Inc.                                            46        1,636
              Kohl's Corp. (b)                                           20          876
              Limited Brands Inc.                                        34          613
              Target Corp.                                               13          497
              Wal-Mart Stores Inc.                                       54        2,862
              Wendy's International Inc.                                 24          929
                                                                                  11,047
Semiconductors - 7.0%
              Applied Materials Inc. (b)                                 54        1,207
              ASML Holding NV - NYS (b)                                  36          721
              Fairchild Semiconductor International Inc. - Class A (b)   75        1,867
              Intel Corp.                                               145        4,675
              International Rectifier Corp. (b)                           9          420
              Lam Research Corp. (b)                                     54        1,744
              LSI Logic Corp. (b)                                       169        1,499
              Micrel Inc. (b)                                            45          696
              National Semiconductor Corp. (b)                           38        1,498
              Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)     145        1,484
              Texas Instruments Inc.                                     48        1,407
                                                                                  17,218
Software - 3.3%
              First Data Corp.                                           43        1,763
              Microsoft Corp.                                           146        4,026
              Oracle Corp. (b)                                           95        1,251
              Veritas Software Corp. (b)                                 28        1,035
                                                                                   8,075
Telecommunications - 1.9%
              BellSouth Corp.                                           100        2,838
              SBC Communications Inc.                                    50        1,293
              Verizon Communications Inc.                                16          558
                                                                                   4,689
Telecommunications Equipment - 1.8%
              Cisco Systems Inc. (b)                                    136        3,313
              JDS Uniphase Corp. (b)                                    287        1,047
                                                                                   4,360
Wireless Telecommunications - 0.7%
              Sprint Corp. - PCS Group (b)                              294        1,652
              Total Common Stocks (cost $196,386)                                226,856

Corporate Bonds - 0.8%
Healthcare - 0.2%
              Community Health Systems Inc.,
              4.25%, 10/15/08 (j)                                       575          615
Insurance - 0.3%
              Loews Corp., 3.125%, 09/15/07 (j)                         750          725
Media - 0.3%
              Liberty Media Corp., 3.25%, 03/15/31 (j)                  620          645
              Total Corporate Bonds (cost $1,836)                                  1,985

Preferred Stocks - 0.5%
Insurance - 0.3%
              Travelers Property Casualty Corp., 4.50%                   31          752
Oil & Gas Services - 0.2%
              Hanover Compressor Capital Trust, 7.25%                    12          576
              Total Preferred Stocks (cost $1,344)                                 1,328

Short Term Investments - 6.1%
Money Market Funds - 6.1%
              Dreyfus Cash Management Plus, 0.898% (a)               12,239       12,239
              Dreyfus Government Cash Management, 0.893% (a)          2,841        2,841


              Total Short Term Investments (cost $15,080)                         15,080

Total Investments - 99.7% (cost $214,645)                           245,249
Other Assets and Liabilities, Net - 0.3%                                664
Total Net Assets - 100%                                             245,913

JNL/Eagle SmallCap Equity Fund
Common Stocks - 95.4%
Agriculture - 2.2%
              Delta & Pine Land Co.                                      95        2,415
Banks - 2.2%
              Southwest Bancorp. of Texas Inc.                           28        1,084
              TrustCo Bancorp.                                          100        1,318
                                                                                   2,402
Commercial Services - 3.8%
              Sylvan Learning Systems Inc. (b)                           62        1,791
              University of Phoenix Online (b)                           35        2,378
                                                                                   4,169
Computers - 2.7%
              Factset Research Systems Inc.                              78        2,990

Distribution & Wholesale - 3.1%
              SCP Pool Corp. (b)                                         58        1,887
              Tech Data Corp. (b)                                        37        1,469
                                                                                   3,356
Electrical Components & Equipment - 2.0%
              General Cable Corp. (b)                                   270        2,203

Electronics - 3.7%
              Gentex Corp.                                               68        2,981
              OYO Geospace Corp. (b)                                     70        1,112
                                                                                   4,093
Entertainment - 7.9%
              Alliance Gaming Corp. (b)                                  99        2,431
              GTECH Holdings Corp.                                       57        2,811
              Lions Gate Entertainment Corp. (b)                        769        3,445
                                                                                   8,687
Environmental Control - 1.0%
              Imco Recycling Inc. (b)                                   113        1,119

Healthcare - 18.2%
              American Medical Systems Holdings Inc. (b)                120        2,625
              Cooper Cos. Inc.                                           71        3,367
              Edwards Lifesciences Corp. (b)                             87        2,621
              Horizon Health Corp. (b)                                  140        3,025
              Idexx Laboratories Inc. (b)                                57        2,647
              Respironics Inc. (b)                                       57        2,557
              Steris Corp. (b)                                           78        1,752
              Zoll Medical Corp. (b)                                     41        1,444
                                                                                  20,038
Home Furnishings - 3.4%
              Universal Electronics Inc. (b)                            291        3,701

Insurance - 2.4%
              Direct General Corp.                                       81        2,672

Internet - 1.5%
              Monster Worldwide Inc. (b)                                 73        1,609

Manufacturing - 2.2%
              Actuant Corp. - Class A (b)                                68        2,447

Oil & Gas Producers - 3.1%
              Patterson-UTI Energy Inc. (b)                             105        3,443

Pharmaceuticals - 2.6%
              Medicis Pharmaceutical Corp. - Class A                     40        2,823

Retail - 5.6%
              Cash America International Inc.                            53        1,125
              Genesco Inc. (b)                                          159        2,399
              Red Robin Gourmet Burgers Inc. (b)                          9          277
              Sharper Image Corp. (b)                                    72        2,345
                                                                                   6,146
Savings & Loans - 0.7%
              Bank Mutual Corp.                                          69          781

Semiconductors - 8.8%
              ASE Test Ltd. (b)                                         124        1,857
              Integrated Device Technology Inc. (b)                     243        4,179
              Integrated Silicon Solutions Inc. (b)                     233        3,651
                                                                                   9,687
Software - 13.0%
              Avid Technology Inc. (b)                                   37        1,781
              Barra Inc. (b)                                             39        1,380
              Datastream Systems Inc. (b)                               399        3,132
              Eclipsys Corp. (b)                                        339        3,947
              Global Payments Inc.                                       27        1,286
              Netsmart Technologies Inc. (b)                            167        2,560
              Open Solutions Inc. (b)                                    14          248
                                                                                  14,334
Telecommunications Equipment - 2.2%
              Enterasys Networks Inc. (b)                               654        2,451

Wireless Telecommunications - 3.1%
              EMS Technologies Inc. (b)                                 164        3,369
              Total Common Stocks (cost $79,864)                                 104,935

Short Term Investments - 5.6%
Money Market Funds - 5.6%
              Dreyfus Cash Management Plus, 0.898% (a)                5,530        5,530
              Dreyfus Government Cash Management, 0.893% (a)            670          670
              Total Short Term Investments (cost $6,200)                           6,200

Total Investments - 101.1% (cost $86,064)                           111,135
Other Assets and Liabilities, Net -  (1.1%)                          -1,163
Total Net Assets - 100%                                             109,972

JNL/Janus Aggressive Growth Fund
Common Stocks - 98.8%
Aerospace & Defense - 2.5%
              Lockheed Martin Corp.                                      56        2,890
              Northrop Grumman Corp.                                     37        3,535
                                                                                   6,425
Apparel - 2.8%
              NIKE Inc.                                                 107        7,306

Banks - 8.5%
              Bank of America Corp.                                     138       11,078
              Fifth Third Bancorp.                                       44        2,577
              Wells Fargo & Co.                                         140        8,216
                                                                                  21,871
Biotechnology - 5.4%
              Genentech Inc. (b)                                        127       11,891
              Invitrogen Corp. (b)                                       27        1,919
                                                                                  13,810
Computers - 3.1%
              Apple Computer Inc. (b)                                   242        5,176
              Synopsys Inc. (b)                                          84        2,840
                                                                                   8,016
Cosmetics & Personal Care - 1.3%
              Procter & Gamble Co.                                       34        3,412

Diversified Financial Services - 5.0%
              Fannie Mae                                                 27        2,001

              Goldman Sachs Group Inc.                                   88        8,644
              SLM Corp.                                                  56        2,097
                                                                                  12,742
Electrical Components & Equipment - 3.6%
              Energizer Holdings Inc. (b)                                51        1,901
              Samsung Electronics Co. Ltd.                               20        7,408
                                                                                   9,309
Healthcare - 11.8%
              Aetna Inc.                                                132        8,895
              Anthem Inc. (b)                                            46        3,480
              UnitedHealth Group Inc.                                   286       16,648
              WellPoint Health Networks Inc. (b)                         15        1,486
                                                                                  30,509
Insurance - 5.7%
              Allstate Corp.                                            119        5,137
              Berkshire Hathaway Inc. - Class B (b)                       3        9,667
                                                                                  14,804
Internet - 8.9%
              Amazon.Com Inc. (b)                                        97        5,113
              eBay Inc. (b)                                             105        6,773
              Symantec Corp. (b)                                         98        3,397
              Yahoo! Inc. (b)                                           170        7,699
                                                                                  22,982
Manufacturing - 1.1%
              3M Co.                                                     32        2,758

Media - 2.2%
              EchoStar Communications Corp. (b)                          45        1,528
              Time Warner Inc. (b)                                      227        4,092
                                                                                   5,620
Oil & Gas Producers - 1.6%
              Murphy Oil Corp.                                           62        4,054

Oil & Gas Services - 0.9%
              BJ Services Co. (b)                                        67        2,419

Pharmaceuticals - 1.9%
              Forest Laboratories Inc. (b)                               80        4,935

Retail - 4.2%
              Advance Auto Parts (b)                                     46        3,719
              Dollar Tree Stores Inc. (b)                                96        2,894
              Kohl's Corp. (b)                                           71        3,173
              Outback Steakhouse Inc.                                    22          967
                                                                                  10,753
Semiconductors - 10.1%
              Applied Materials Inc. (b)                                406        9,104
              KLA-Tencor Corp. (b)                                      138        8,073
              Nvidia Corp. (b)                                          142        3,312
              Texas Instruments Inc.                                    193        5,673
                                                                                  26,162
Software - 9.1%
              Electronic Arts Inc. (b)                                  234       11,190
              Microsoft Corp.                                           441       12,147
                                                                                  23,337
Telecommunications Equipment - 3.3%
              Cisco Systems Inc. (b)                                    244        5,935
              Nokia Oyj - ADR                                           155        2,636
                                                                                   8,571
Wireless Telecommunications - 5.8%
              Nextel Communications Inc. (b)                            360       10,099
              Vodafone Group Plc - ADR                                  196        4,904
                                                                                  15,003

              Total Common Stocks (cost $202,674)                                254,798

Short Term Investments - 1.4%
Money Market Funds - 0.0%
              Dreyfus Cash Management Plus, 0.898% (a)                   36           36
 U.S. Government Agencies - 1.4%
              Federal Home Loan Bank Discount Note,
              0.75%, 01/02/04                                         3,600        3,600
              Total Short Term Investments (cost $3,636)                           3,636

Total Investments - 100.2% (cost $206,310)                          258,434
Other Assets and Liabilities, Net -  (0.2%)                            -582
Total Net Assets - 100%                                             257,852

JNL/Janus Balanced Fund
Common Stocks - 53.6%
Aerospace & Defense - 0.9%
              General Dynamics Corp.                                      4          386
              Lockheed Martin Corp.                                      12          627
                                                                                   1,013
Airlines - 0.2%
              Southwest Airlines Co.                                     17          277

Auto Manufacturers - 0.3%
              Bayerische Motoren Werke AG                                 8          353

Auto Parts & Equipment - 0.1%
              Lear Corp.                                                  2          123

Banks - 1.6%
              Bank of America Corp.                                       7          587
              HSBC Holdings Plc                                          37          584
              US Bancorp.                                                23          685
                                                                                   1,856
Beverages - 1.6%
              Anheuser-Busch Cos. Inc.                                   21        1,102
              PepsiCo Inc.                                               15          703
                                                                                   1,805
Chemicals - 0.8%
              International Flavors & Fragrances Inc.                     9          308
              Potash Corp.                                                6          548
                                                                                     856
Computers - 2.0%
              Dell Inc. (b)                                              25          859
              International Business Machines Corp.                      11        1,029
              Lexmark International Inc. (b)                              5          429
                                                                                   2,317
Cosmetics & Personal Care - 1.2%
              Procter & Gamble Co.                                       13        1,307

Diversified Financial Services - 3.8%
              American Express Co.                                       14          670
              Citigroup Inc.                                             34        1,649
              Freddie Mac                                                25        1,482
              Goldman Sachs Group Inc.                                    5          508
                                                                                   4,309
Electrical Components & Equipment - 0.9%
              Samsung Electronics Co. Ltd. - GDR (e)                      2          331
              Samsung Electronics Co. Ltd.                                2          738
                                                                                   1,069
Environmental Control - 1.2%
              Waste Management Inc.                                      45        1,328

Healthcare - 1.9%
              Aetna Inc.                                                 14          940
              Medtronic Inc.                                             15          738
              UnitedHealth Group Inc.                                     9          541
                                                                                   2,219
Holding Companies - Diversified - 1.2%
              LVMH Moet Hennessy Louis Vuitton SA                        19        1,394

Household Products - 0.9%
              Reckitt Benckiser Plc                                      44          990

Insurance - 0.9%
              Berkshire Hathaway Inc. - Class B (b)                       -        1,011

Internet - 1.8%
              Amazon.Com Inc. (b)                                         9          490
              eBay Inc. (b)                                               8          532
              Yahoo! Inc. (b)                                            24        1,069
                                                                                   2,091
Lodging - 3.0%
              Fairmont Hotels & Resorts Inc.                              7          198
              Marriott International Inc. - Class A                      39        1,782
              Starwood Hotels & Resorts Worldwide Inc.                   41        1,480
                                                                                   3,460
Manufacturing - 6.3%
              3M Co.                                                     22        1,831
              General Electric Co.                                       48        1,480
              Honeywell International Inc.                               33        1,112
              Tyco International Ltd.                                   105        2,785
                                                                                   7,208
Media - 5.3%
              British Sky Broadcasting Plc (b)                           40          503
              Comcast Corp. - Class A (b)                                 7          239
              Dow Jones & Co. Inc.                                       10          490
              Fox Entertainment Group Inc. (b)                           13          372
              Gannett Co. Inc.                                           15        1,315
              Liberty Media Corp. (b)                                    25          302
              Time Warner Inc. (b)                                      120        2,155
              Viacom Inc. - Class B                                      16          691
                                                                                   6,067
Oil & Gas Producers - 1.9%
              Apache Corp.                                                5          382
              Exxon Mobil Corp.                                          28        1,155
              Total Fina Elf SA                                           3          628
                                                                                   2,165
Pharmaceuticals - 5.0%
              Barr Laboratories Inc. (b)                                 10          775
              Caremark Rx Inc. (b)                                       20          497
              Medco Health Solutions Inc. (b)                            18          607
              Neurocrine Biosciences Inc. (b)                             8          449
              Novartis AG - ADR                                          11          482
              Pfizer Inc.                                                34        1,203
              Roche Holding AG Genusschein                               17        1,690
                                                                                   5,703
Pipelines - 0.2%
              El Paso Corp.                                              32          259

Retail - 2.2%
              Best Buy Co. Inc.                                          11          575
              J.C. Penney Co. Inc.                                       27          713
              Target Corp.                                                9          339
              Wal-Mart Stores Inc.                                       17          892
                                                                                   2,519
Semiconductors - 2.9%
              Applied Materials Inc. (b)                                 21          481
              Intel Corp.                                                26          822
              Linear Technology Corp.                                     7          274
              Maxim Integrated Products Inc.                              7          345
              Texas Instruments Inc.                                     46        1,338
                                                                                   3,260
Software - 2.3%
              Electronic Arts Inc. (b)                                   11          510
              Microsoft Corp.                                            41        1,127
              Oracle Corp. (b)                                           44          578
              Veritas Software Corp. (b)                                 12          433
                                                                                   2,648
Telecommunications Equipment - 1.3%
              Cisco Systems Inc. (b)                                     45        1,089
              Nokia Oyj - ADR                                            26          441
                                                                                   1,530
Textiles - 0.3%
              Mohawk Industries Inc. (b)                                  5          365
Toys & Hobbies - 0.3%
              Mattel Inc.                                                17          336
Transportation - 1.3%
              Canadian National Railway Co.                              15          936
              FedEx Corp.                                                 8          547
                                                                                   1,483

              Total Common Stocks (cost $52,797)                                  61,321

Corporate Bonds - 25.5%
Aerospace & Defense - 0.6%
              Lockheed Martin Corp.
              8.20%, 12/01/09                                           210          255
              7.65%, 05/01/16                                           370          450
                                                                                     705
Auto Parts & Equipment - 1.5%
              Dana Corp., 9.00%, 08/15/11                                88          106
              Delphi Corp.
              6.125%, 05/01/04                                          240          243
              6.55%, 06/15/06                                           338          363
              Lear Corp., 7.96%, 05/15/05                               510          546
              Tenneco Automotive Inc., 11.625%, 10/15/09                391          422
                                                                                   1,680
Banks - 0.2%
              First Bank National Association, 5.70%, 12/15/08           70           76
              Firstar Bank NA, 7.125%, 12/01/09                         180          208
                                                                                     284
Beverages - 2.6%
              Anheuser-Busch Cos. Inc.
              5.65%, 09/15/08                                           375          407
              5.125%, 10/01/08                                          260          277
              5.75%, 04/01/10                                           255          276
              6.00%, 04/15/11                                           419          466
              7.55%, 10/01/30                                            40           49
              6.80%, 01/15/31                                           100          114
              6.80%, 08/20/32                                            50           57
              Coca-Cola Enterprises Inc.
              5.375%, 08/15/06                                          200          215
              4. 375%, 09/15/09                                         194          199
              6.125%, 08/15/11                                          110          122
              Miller Brewing Co.
              4.25%, 08/15/08 (e)                                       205          208
              5.50%, 08/15/13 (e)                                       620          634
                                                                                   3,024
Chemicals - 0.4%
              International Flavors & Fragrances Inc., 6.45%, 05/15/06  425          461
              Nalco Co., 7.75%, 11/15/11 (e)                             53           57
                                                                                     518
Computers - 0.7%
              Apple Computer Inc., 6.50%, 02/15/04                      305          306
              Hewlett-Packard Co., 3.625%, 03/15/08                     333          334
              Sun Microsystems Inc., 7.35%, 08/15/04                    121          125
                                                                                     765
Diversified Financial Services - 2.6%
              American Express Co., 4.875%, 07/15/13                    231          231
              American General Finance Corp., 5.875%, 07/14/06          175          189
              Citigroup Inc.
              7.25%, 10/01/10                                           115          134
              6.625%, 06/15/32                                          180          195
              Ford Motor Credit Co., 7.00%, 10/01/13                    265          279
              Gemstone Investors Ltd., 7.71%, 10/31/04 (e)               60           61
              General Electric Capital Corp.
              5.375%, 04/23/04                                           95           96
              4.25%, 01/28/05                                           337          346
              2.85%, 01/30/06                                           190          193
              5.35%, 03/30/06                                           430          459
              6.75%, 03/15/32                                           250          277
              General Motors Acceptance Corp.
              5.36%, 07/27/04                                           182          186
              5.25%, 05/16/05                                           335          347
                                                                                   2,993
Electric - 1.0%
              American Electric Power Co. Inc., 5.375%, 03/15/10         53           56
              CMS Energy Corp.
              9.875%, 10/15/07                                          164          183
              7.50%, 01/15/09                                           141          145
              Dominion Resources Inc.
              2.80%, 02/15/05                                            97           98
              4.125%, 02/15/08                                           61           62
              Duke Energy Corp., 6.25%, 01/15/12                         65           71
              Illinova Corp., 11.50%, 12/15/10                          166          199
              Midamerican Energy Holdings Co., 3.50%, 05/15/08          340          334
                                                                                   1,148
Environmental Control - 0.3%
              Allied Waste North America, 10.00%, 08/01/09              148          160
              Waste Management Inc., 7.00%, 10/01/04                    241          249
                                                                                     409
Food - 2.0%
              Dean Foods Co.
              6.75%, 06/15/05                                            48           50
              8.15%, 08/01/07                                           950        1,050
              6.625%, 05/15/09                                          187          196
              6.90%, 10/15/17                                            38           39
              Fred Meyer Inc. Holding Co., 7.45%, 03/01/08               52           59
              General Mills Inc., 5.125%, 02/15/07                      195          207
              Kellogg Co.
              2.875%, 06/01/08                                          119          115
              7.45%, 04/01/31                                           130          154
              Pepsi Bottling Holdings Inc., 5.625%, 02/17/09 (e)        385          418
                                                                                   2,288
Hand & Machine Tools - 0.1%
              Black & Decker Corp., 7.125%, 06/01/11                    106          122

Healthcare - 0.1%
              UnitedHealth Group Inc., 5.20%, 01/17/07                   63           67

Home Furnishings - 0.4%
              Harman International Industries Inc., 7.125%, 02/15/07    425          469

Insurance - 0.6%
              AIG SunAmerica Global Financing IX, 5.10%, 01/17/07 (e)   145          154
              Berkshire Hathaway Inc., 3.375%, 10/15/08 (e)             305          303
              Marsh & McLennan Cos. Inc., 5.375%, 03/15/07              165          176
                                                                                     633
Internet - 0.3%
              Amazon.Com Inc., 4.75%, 02/01/09 (j)                      336          340

Investment Companies - 0.2%
              Credit Suisse First Boston USA Inc., 3.875%, 01/15/09     265          265

Lodging - 0.5%
              John Q Hammons Hotels LP, 8.875%, 05/15/12                 72           79
              Mandalay Resort Group, 6.50%, 07/31/09                    445          462
                                                                                     541
Manufacturing - 2.1%
              Honeywell International Inc.
              5.125%, 11/01/06                                          280          300
              6.125%, 11/01/11                                          293          322
              SPX Corp., 7.50%, 01/01/13                                234          254
              Tyco International Group SA
              5.875%, 11/01/04                                          407          418
              6.375%, 02/15/06                                          515          548
              6.375%, 10/15/11                                          240          257
              6.00%, 11/15/13 (e)                                       263          271
                                                                                   2,370
Media - 4.0%
              AOL Time Warner Inc.
              5.625%, 05/01/05                                          370          387
              6.15%, 05/01/07                                           462          503
              7.70%, 05/01/32                                           355          414
              British Sky Broadcasting PLC, 6.875%, 02/23/09            307          345
              Clear Channel Communications Inc.
              6.00%, 11/01/06                                           110          119
              4.625%, 01/15/08                                          149          154
              Comcast Cable Communications
              6.75%, 01/30/11                                           283          315
              7.125%, 06/15/13                                           76           86
              Comcast Corp.
              6.50%, 01/15/15                                           130          141
              7.05%, 03/15/33                                           169          184
              COX Communications Inc., 7.125%, 10/01/12                  50           58
              Echostar DBS Corp.
              5.75%, 10/01/08 (e)                                       264          267
              9.375%, 02/01/09                                          243          255
              TCI Communications Inc., 6.875%, 02/15/06                 136          148
              Tele-Communications-TCI Group, 7.875%, 08/01/13            65           77
              Time Warner Inc., 9.15%, 02/01/23                         458          592
              Walt Disney Co., 4.875%, 07/02/04                         488          496
                                                                                   4,541
Oil & Gas Producers - 0.4%
              Burlington Resources Finance Co., 7.20%, 08/15/31         142          164
              Conoco Inc., 6.95%, 04/15/29                              116          131
              El Paso CGP Co., 6.20%, 05/15/04                          139          140
                                                                                     435
Oil & Gas Services - 0.1%
              Hanover Equipment Trust, 8.50%, 09/01/08                   67           71

Packaging & Containers - 0.9%
              Ball Corp., 6.875%, 12/15/12                              305          319
              Owens-Illinois Inc., 7.15%, 05/15/05                      235          243
              Sealed Air Corp.
              5.625%, 07/15/13 (e)                                      320          327
              6.875%, 07/15/33 (e)                                      180          191
                                                                                   1,080
Pharmaceuticals - 0.2%
              Medco Health Solutions Inc., 7.25%, 08/15/13              198          216

Pipelines - 0.5%
              EL Paso Corp., 7.00%, 05/15/11                            468          432
              Sonat Inc., 6.875%, 06/01/05                              138          136
                                                                                     568
Retail - 1.2%
              Gap Inc., 6.90%, 09/15/07                                 150          166
              Target Corp., 5.50%, 04/01/07                             285          308
              Wal-Mart Stores Inc.
              5.45%, 08/01/06                                           475          511
              6.875%, 08/10/09                                          297          342
                                                                                   1,327
Shipbuilding - 0.3%
              Ship Finance International Ltd., 8.50%, 12/15/13 (e)      290          287

Telecommunications - 0.8%
              Deutsche Telekom International Finance, 3.875%, 07/22/08  252          253
              Verizon Global Funding Corp.
              6.125%, 06/15/07                                          202          221
              4.00%, 01/15/08                                           290          295
              Verizon Maryland Inc., 5.125%, 06/15/33                   127          110
                                                                                     879
Textiles - 0.3%
              Mohawk Industries Inc., 7.20%, 04/15/12                   348          395

Wireless Telecommunications - 0.6%
              American Tower Corp., 9.375%, 02/01/09                    250          266
              AT&T Wireless Services Inc.
              7.35%, 03/01/06                                           105          115
              7.50%, 05/01/07                                           119          133
              Nextel Communications Inc., 7.375%, 08/01/15              153          165
                                                                                     679

              Total Corporate Bonds (cost $27,955)                                29,099

Government Securities - 14.2%
U.S. Government Agencies - 5.9%
              Federal Home Loan Mortgage Corp.
              1.875%, 01/15/05                                          577          580
              4.25%, 06/15/05                                           435          451
              6.50%, 11/15/05                                           445          483
              2.375%, 04/15/06                                          651          654
              5.75%, 04/15/08                                           112          123
              5.75%, 03/15/09                                            48           53
              7.00%, 03/15/10                                           447          522
              6.25%, 07/15/32                                           130          141
              Federal National Mortgage Association
              1.875%, 12/15/04                                          425          427
              2.125%, 04/15/06                                          714          714
              5.50%, 05/02/06                                           594          635
              4.75%, 01/02/07                                           181          191
              5.00%, 01/15/07                                           341          364
              2.50%, 06/15/08                                           110          106
              5.25%, 01/15/09                                           207          223
              6.375%, 06/15/09                                          162          183
              6.25%, 02/01/11                                           315          348
              5.375%, 11/15/11                                          460          490
                                                                                   6,688
U.S. Treasury Securities - 8.3%
              U.S. Treasury Bond
              7.25%, 05/15/16                                           664          828
              8.125%, 08/15/19                                          184          249
              7.875%, 02/15/21                                          371          494
              7.25%, 08/15/22                                           325          410
              6.25%, 08/15/23                                           711          810
              6.00%, 02/15/26                                           393          436
              5.25%, 02/15/29                                           199          201
              6.25%, 05/15/30                                           361          417
              5.375%, 02/15/31                                          249          260
              U.S. Treasury Note
              6.50%, 05/15/05                                           210          224
              4.625%, 05/15/06                                          394          418
              3.50%, 11/15/06                                           471          487
              2.625%, 05/15/08                                          916          902
              5.625%, 05/15/08                                          531          588
              6.00%, 08/15/09                                           556          630
              6.50%, 02/15/10                                             8            9
              5.75%, 08/15/10                                           545          611
              5.00%, 08/15/11                                           651          697
              4.25%, 08/15/13                                           350          350
              4.25%, 11/15/13                                           505          504
                                                                                   9,525

              Total Government Securities (cost $15,939)                          16,213

Short Term Investments - 5.9%
Money Market Funds - 0.0%
              Dreyfus Cash Management Plus, 0.898% (a)                   23           23
U.S. Government Agencies - 5.9%
              Federal Home Loan Bank Discount Note,
              0.75%, 01/02/04                                         6,700        6,700
              Total Short Term Investments (cost $6,723)                           6,723

Total Investments - 99.2% (cost $103,414)                           113,356
Other Assets and Liabilities, Net - 0.8%                                906
Total Net Assets - 100%                                             114,262

JNL/Janus Capital Growth Fund
Common Stocks - 96.4%
Advertising - 3.9%
              Interpublic Group of Cos. Inc. (b)                         69        1,069
              Lamar Advertising Co. (b)                                 136        5,068
                                                                                   6,137
Airlines - 1.0%
              Ryanair Holdings Plc - ADR (b)                             33        1,649

Apparel - 1.0%
              Liz Claiborne Inc.                                         21          743
              Puma AG Rudolf Dassler Sport                                5          866
                                                                                   1,609
Auto Parts & Equipment - 0.9%
              Lear Corp.                                                 23        1,392

Banks - 3.5%
              Investors Financial Services Corp.                         48        1,845
              M&T Bank Corp.                                             11        1,125
              Northern Trust Corp.                                       56        2,611
                                                                                   5,581
Biotechnology - 2.4%
              Celgene Corp. (b)                                          35        1,589
              Invitrogen Corp. (b)                                       31        2,166
                                                                                   3,755
Chemicals - 1.0%
              Praxair Inc.                                               40        1,533

Commercial Services - 8.0%
              Apollo Group Inc. (b)                                      32        2,190
              Cendant Corp. (b)                                         100        2,234
              Iron Mountain Inc. (b)                                      5          179
              Manpower Inc.                                              42        1,978
              Moody's Corp.                                              27        1,621
              Paychex Inc.                                               70        2,586
              Robert Half International Inc. (b)                         82        1,908
                                                                                  12,696
Computers - 2.4%
              Apple Computer Inc. (b)                                    60        1,273
              BISYS Group Inc. (b)                                       59          878
              Cadence Design Systems Inc. (b)                            45          806
              Synopsys Inc. (b)                                          25          853
                                                                                   3,810
Diversified Financial Services - 3.1%
              CapitalSource Inc. (b)                                     43          927
              Chicago Mercantile Exchange Holding Inc.                    9          657
              Lehman Brothers Holdings Inc.                              13          968
              T. Rowe Price Group Inc.                                   48        2,271
                                                                                   4,823
Electrical Components & Equipment - 1.1%
              Ametek Inc.                                                37        1,788

Electronics - 1.7%
              Flextronics International Ltd. (b)                        113        1,679
              Mettler-Toledo International Inc. (b)                      25        1,036
                                                                                   2,715
Entertainment - 1.7%
              International Game Technology                              77        2,744

Food - 1.5%
              Dean Foods Co. (b)                                         70        2,306

Healthcare - 6.6%
              Anthem Inc. (b)                                            14        1,066
              Apogent Technologies Inc. (b)                              78        1,796
              C.R. Bard Inc.                                             22        1,755
              Inamed Corp. (b)                                           37        1,800
              St. Jude Medical Inc. (b)                                  47        2,898
              Stryker Corp.                                              13        1,084
                                                                                  10,399
Home Builders - 1.2%
              NVR Inc. (b)                                                4        1,943

Home Furnishings - 1.2%
              Harman International Industries Inc.                       26        1,936

Insurance - 5.7%
              Berkshire Hathaway Inc. - Class B (b)                       2        5,005
              MGIC Investment Corp.                                      31        1,743
              W.R. Berkley Corp.                                         41        1,425
              XL Capital Ltd.                                            11          814
                                                                                   8,987
Internet - 0.9%
              Check Point Software Technologies Ltd. (b)                 41          686
              eBay Inc. (b)                                              11          738
                                                                                   1,424
Leisure Time - 0.6%
              Polaris Industries Inc.                                    10          917

Lodging - 3.1%
              Mandalay Resort Group                                      51        2,265
              Starwood Hotels & Resorts Worldwide Inc.                   73        2,635
                                                                                   4,900
Manufacturing - 1.5%
              ITT Industries Inc.                                        16        1,213
              SPX Corp. (b)                                              19        1,097
                                                                                   2,310
Media - 6.4%
              Citadel Broadcasting Corp. (b)                             60        1,333
              COX Radio Inc. (b)                                         30          764
              EchoStar Communications Corp. (b)                          88        2,993
              Entercom Communications Corp. (b)                          17          926
              Univision Communications Inc. (b)                          57        2,251
              Westwood One Inc. (b)                                      55        1,887
                                                                                  10,154
Oil & Gas Producers - 3.7%
              EOG Resources Inc.                                         65        3,011
              Murphy Oil Corp.                                           42        2,765
                                                                                   5,776
Oil & Gas Services - 0.5%
              Smith International Inc. (b)                               18          736

Packaging & Containers - 2.0%
              Ball Corp.                                                 52        3,100

Pharmaceuticals - 3.1%
              Barr Laboratories Inc. (b)                                 32        2,440
              Gilead Sciences Inc. (b)                                   15          858
              Neurocrine Biosciences Inc. (b)                            29        1,554
                                                                                   4,852
Pipelines - 2.9%
              Kinder Morgan Inc.                                         79        4,656

Retail - 6.7%
              Advance Auto Parts (b)                                     11          918
              Autozone Inc. (b)                                          12        1,049
              Darden Restaurants Inc.                                    56        1,180
              Fred's Inc.                                                70        2,165
              Outback Steakhouse Inc.                                    16          703
              Pier 1 Imports Inc.                                        26          559
              Staples Inc. (b)                                           78        2,129
              Yum! Brands Inc. (b)                                       56        1,938
                                                                                  10,641
Semiconductors - 9.0%
              Altera Corp. (b)                                           16          354
              Emulex Corp. (b)                                           46        1,225
              Integrated Circuit Systems Inc. (b)                        33          943
              Intersil Corp.                                             39          961
              KLA-Tencor Corp. (b)                                       48        2,806
              Marvell Technology Group Ltd. (b)                          61        2,316
              National Semiconductor Corp. (b)                           67        2,638
              Novellus Systems Inc. (b)                                  52        2,195
              Nvidia Corp. (b)                                           34          780
                                                                                  14,218
Software - 1.9%
              BMC Software Inc. (b)                                      76        1,420
              Certegy Inc.                                                6          201
              Citrix Systems Inc. (b)                                    14          290
              Electronic Arts Inc. (b)                                   15          708
              National Instruments Corp.                                  7          309
                                                                                   2,928
Telecommunications - 0.7%
              Amdocs Ltd. (b)                                            51        1,153

Telecommunications Equipment - 0.9%
              Harris Corp.                                               20          754
              UTStarcom Inc. (b)                                         17          646
                                                                                   1,400
Textiles - 1.3%
              Mohawk Industries Inc. (b)                                 30        2,110

Toys & Hobbies - 0.8%
              Marvel Enterprises Inc. (b)                                44        1,269

Transportation - 1.8%
              Canadian National Railway Co.                              16          991
              CNF Inc.                                                   37        1,245
              Expeditors International of Washington Inc.                18          680
                                                                                   2,916
Wireless Telecommunications - 0.7%
              Nextel Partners Inc. (b)                                   79        1,067
              Total Common Stocks (cost $125,752)                                152,330

Short Term Investments - 3.8%
Money Market Funds - 0.0%
              Dreyfus Cash Management Plus, 0.898% (a)                   16           16
U.S. Government Agencies - 3.8%
              Federal Home Loan Bank Discount Note,
              0.75%, 01/02/04                                         6,000        6,000
              Total Short Term Investments (cost $6,016)                           6,016

Total Investments - 100.2% (cost $131,768)                          158,346
Other Assets and Liabilities, Net -  (0.2%)                            -333
Total Net Assets - 100%                                             158,013

JNL/Janus Global Equities Fund
Common Stocks - 96.4%
Aerospace & Defense - 1.6%
              Boeing Co.                                                 14          601
              Northrop Grumman Corp.                                     13        1,275
              United Technologies Corp.                                  16        1,561
                                                                                   3,437
Apparel - 0.1%
              Hermes International                                        1          205

Auto Manufacturers - 1.4%
              Honda Motor Co. Ltd.                                       36        1,581
              Toyota Motor Corp.                                         35        1,172
                                                                                   2,753
Auto Parts & Equipment - 0.4%
              Autoliv Inc. - SDR                                         21          793

Banks - 15.6%
              Anglo Irish Bank Corp. Plc                                 47          748
              Banca Intesa SpA                                          307        1,201
              Bangkok Bank Public Co. (b)                                43          124
              Bangkok Bank Public Co. (b)                                27           74
              Bank of New York Co. Inc.                                  28          929
              Credit Agricole SA                                         44        1,052
              Credit Suisse Group                                        72        2,646
              DBS Group Holdings Ltd.                                   229        1,982
              Erste Bank der Oesterreichischen Sparkassen AG              -           52
              HSBC Holdings Plc                                         310        4,874
              Icici Bank Ltd.                                            27          174
              Mitsubishi Tokyo Financial Group Inc.                       1        4,368
              Mizuho Financial Group Inc. (b)                             -        1,028
              Northern Trust Corp.                                       13          589
              Principal Office Fund (b)                                  26          962
              Standard Chartered Plc                                    147        2,432
              Sumitomo Mitsui Financial Group Inc.                        -          938
              UBS AG                                                     70        4,779
              Uniao de Bancos Brasileiros SA - GDR                       20          506
              UniCredito Italiano SpA                                   227        1,226
                                                                                  30,684
Biotechnology - 0.3%
              Amgen Inc. (b)                                             10          648

Building Materials - 0.3%
              Matsushita Electric Works Ltd.                             75          674

Chemicals - 4.2%
              Givaudan                                                    2          947
              JSR Corp.                                                  29          648
              Nitto Denko Corp.                                          28        1,500
              Reliance Industries Ltd.                                  408        5,118
                                                                                   8,213
Commercial Services - 0.5%
              Cendant Corp. (b)                                          45          993

Computers - 2.8%
              Dell Inc. (b)                                              14          477
              Hewlett-Packard Co.                                        48        1,093
              HON HAI Precision Industry Co. Ltd.                       530        2,082
              Quanta Computer Inc.                                      454        1,117
              Sandisk Corp. (b)                                          11          678
                                                                                   5,447
Cosmetics & Personal Care - 0.7%
              Kao Corp.                                                  69        1,404

Distribution & Wholesale - 0.2%
              Mitsubishi Corp.                                           46          488

Diversified Financial Services - 5.1%
              Citigroup Inc.                                            108        5,219
              Fubon Financial Holding Co. Ltd.                          544          521
              Housing Development Finance Corp.                          40          572
              Nikko Cordial Corp.                                       197        1,097
              Nomura Holdings Inc.                                      152        2,588
                                                                                   9,997
Electrical Components & Equipment - 3.3%
              Samsung Electronics Co. Ltd.                               17        6,507

Electronics - 1.1%
              Fanuc Ltd.                                                 11          629
              Hirose Electric Co. Ltd.                                    4          459
              Omron Corp.                                                52        1,055
                                                                                   2,143
Food - 2.1%
              Compass Group Plc                                         274        1,865
              Numico NV (b)                                              25          683
              Tesco Plc                                                 328        1,514
                                                                                   4,062
Gas - 0.3%
              Tokyo Gas Co. Ltd.                                        163          581
Healthcare - 4.9%
              Anthem Inc. (b)                                            40        2,965
              Baxter International Inc.                                  23          716
              Medtronic Inc.                                             59        2,886
              UnitedHealth Group Inc.                                    53        3,105
                                                                                   9,672
Holding Companies - Diversified - 1.7%
              LVMH Moet Hennessy Louis Vuitton SA                        46        3,384

Home Furnishings - 0.6%
              Pioneer Corp.                                              44        1,213

Household Products - 0.7%
              Reckitt Benckiser Plc                                      58        1,304

Insurance - 1.9%
              China Life Insurance Co. Ltd. (b)                       1,326        1,085
              ING Groep NV                                               54        1,267
              Millea Holdings Inc.                                        -          927
              Mitsui Sumitomo Insurance Co. Ltd.                         62          509
                                                                                   3,788
Internet - 1.3%
              Check Point Software Technologies Ltd. (b)                 77        1,291
              eBay Inc. (b)                                               9          573
              InterActiveCorp. (b)                                       22          738
                                                                                   2,602
Iron & Steel - 2.5%
              China Steel Corp. (e)                                      43          714
              China Steel Corp.                                         667          554
              POSCO Inc.                                                 18        2,508
              Tata Iron & Steel Co. Ltd.                                111        1,076
                                                                                   4,852
Machinery - 1.7%
              Atlas Copco AB                                             40        1,414
              Komatsu Ltd.                                              300        1,904
                                                                                   3,318
Manufacturing - 2.8%
              Tyco International Ltd.                                   210        5,558

Media - 6.2%
              British Sky Broadcasting Plc (b)                          264        3,325
              Clear Channel Communications Inc.                          21          964
              Grupo Televisa SA - ADR                                    57        2,290
              Liberty Media Corp. (b)                                    53          631
              Time Warner Inc. (b)                                      283        5,094
                                                                                  12,304
Mining - 3.8%
              Caemi Mineracao e Metalurgica SA (b)                    1,300          572
              Cia Vale do Rio Doce - ADR                                 43        2,495
              MMC Norilsk Nickel                                         24        1,534
              Rio Tinto Plc                                              74        2,037
              Vedanta Resources Plc (b)                                 118          780
                                                                                   7,418
Office & Business Equipment - 1.7%
              Canon Inc.                                                 74        3,446

Oil & Gas Producers - 4.1%
              Canadian Natural Resources Ltd.                            17          848
              CNOOC Ltd.                                                663        1,299
              EnCana Corp.                                               28        1,095
              Ptt Plc-NVDR                                               97          451
              Suncor Energy Inc.                                         34          853
              Total Fina Elf SA                                          10        1,808
              YUKOS - ADR                                                39        1,646
                                                                                   8,000
Oil & Gas Services - 1.1%
              Lukoil-spon ADR (b)                                        24        2,197

Pharmaceuticals - 7.2%
              Altana AG                                                  13          802
              Aventis SA                                                 10          672
              Chugai Pharmaceutical Co. Ltd.                             56          804
              Medco Health Solutions Inc. (b)                            36        1,234
              Roche Holding AG Genusschein                               66        6,654
              Sanofi-Synthelabo SA                                       30        2,224
              Serono SA - Class B                                         1          575
              Takeda Chemical Industries Ltd.                            17          674
              Teva Pharmaceutical Industries Ltd. - ADR                  10          562
                                                                                  14,201
Real Estate - 0.9%
              Cheung Kong Holdings Ltd.                                  64          509
              Sun Hung Kai Properties Ltd.                              153        1,266
                                                                                   1,775
Retail - 1.6%
              Carmax Inc. (b)                                            21          662
              McDonald's Corp.                                           42        1,054
              Shinsegae Co. Ltd.                                          2          518
              Wal-Mart de Mexico SA de CV                               308          876
                                                                                   3,110
Semiconductors - 5.2%
              Applied Materials Inc. (b)                                 42          954
              KLA-Tencor Corp. (b)                                       23        1,328
              NEC Electronics Corp. (b)                                   5          344
              STMicroelectronics NV                                     116        3,148
              Texas Instruments Inc.                                     48        1,399
              Tokyo Electron Ltd.                                        16        1,245
              United Microelectronics Corp. (b)                       2,240        1,920
                                                                                  10,338
Software - 1.4%
              Infosys Technologies Ltd.                                  16        1,975
              SAP AG                                                      4          707
                                                                                   2,682
Telecommunications - 1.0%
              Amdocs Ltd. (b)                                            47        1,057
              Deutsche Telekom AG (b)                                    48          883
                                                                                   1,940
Telecommunications Equipment - 2.4%
              Cisco Systems Inc. (b)                                    144        3,492
              Nokia Oyj                                                  72        1,248
                                                                                   4,740
Wireless Telecommunications - 1.7%
              China Mobile Ltd.                                         461        1,415
              NTT DoCoMo Inc.                                             1        1,186
              SK Telecom Co. Ltd.                                         5          800
                                                                                   3,401

              Total Common Stocks (cost $160,427)                                190,273

Short Term Investments - 1.4%
Money Market Funds - 0.0%
              Dreyfus Cash Management Plus, 0.898% (a)                    7            7
U.S. Government Agencies - 1.4%
              Federal Home Loan Bank Discount Note,
              0.75%, 01/02/04                                         2,700        2,700
              Total Short Term Investments (cost $2,707)                           2,707

Total Investments - 97.8% (cost $163,134)                           192,980
Other Assets and Liabilities, Net - 2.2%                              4,308
Total Net Assets - 100%                                             197,288

JNL/Janus Growth & Income Fund
Common Stocks - 94.0%
Advertising - 1.1%
              Lamar Advertising Co. (b)                                   5          178
Aerospace & Defense - 1.3%
              Lockheed Martin Corp.                                       4          205

Airlines - 0.6%
              Southwest Airlines Co.                                      5           87

Banks - 3.3%
              Bank of America Corp.                                       2          157
              US Bancorp.                                                12          359
                                                                                     516
Beverages - 3.2%
              Anheuser-Busch Cos. Inc.                                    6          305
              PepsiCo Inc.                                                4          191
                                                                                     496
Biotechnology - 0.3%
              Amgen Inc. (b)                                              1           39

Chemicals - 0.6%
              International Flavors & Fragrances Inc.                     2           87

Computers - 3.7%
              Ceridian Corp. (b)                                          6          122
              Dell Inc. (b)                                               3           89
              International Business Machines Corp.                       3          237
              Lexmark International Inc. (b)                              2          126
                                                                                     574
Cosmetics & Personal Care - 2.4%
              Procter & Gamble Co.                                        4          370

Diversified Financial Services - 9.2%
              CIT Group Inc.                                              6          200
              Citigroup Inc.                                             14          677
              Fannie Mae                                                  5          340
              Goldman Sachs Group Inc.                                    2          214
                                                                                   1,431
Electrical Components & Equipment - 1.1%
              Samsung Electronics Co. Ltd. - GDR (e)                      1          169

Environmental Control - 1.2%
              Waste Management Inc.                                       6          192

Food - 0.1%
              Whole Foods Market Inc.                                     -            8

Healthcare - 5.9%
              Aetna Inc.                                                  3          186
              C.R. Bard Inc.                                              1          116
              Inamed Corp. (b)                                            -           22
              Medtronic Inc.                                              5          252
              St. Jude Medical Inc. (b)                                   1           46
              UnitedHealth Group Inc.                                     5          300
                                                                                     922
Holding Companies - Diversified - 0.6%
              LVMH Moet Hennessy Louis Vuitton SA                         1           91

Insurance - 4.4%
              American International Group Inc.                           5          307
              Berkshire Hathaway Inc. - Class B (b)                       -          326
              MGIC Investment Corp.                                       1           44
                                                                                     677
Internet - 0.8%
              Amazon.Com Inc. (b)                                         1           33
              eBay Inc. (b)                                               1           36
              Yahoo! Inc. (b)                                             1           54
                                                                                     123
Lodging - 2.5%
              Fairmont Hotels & Resorts Inc.                              6          169
              Four Seasons Hotels Inc.                                    1           54
              Starwood Hotels & Resorts Worldwide Inc.                    5          166
                                                                                     389
Manufacturing - 8.4%
              3M Co.                                                      3          224
              General Electric Co.                                       10          304
              Honeywell International Inc.                                3          106
              Tyco International Ltd.                                    25          666
                                                                                   1,300
Media - 12.9%
              British Sky Broadcasting Plc (b)                            3           41
              Clear Channel Communications Inc.                           6          258
              Comcast Corp. - Special Class A (b)                        10          317
              COX Communications Inc. (b)                                 6          224
              Gannett Co. Inc.                                            2          217
              Liberty Media Corp. (b)                                    28          337
              Time Warner Inc. (b)                                       17          303
              Viacom Inc. - Class B                                       5          212
              Walt Disney Co.                                             5          113
                                                                                   2,022
Oil & Gas Producers - 5.2%
              ConocoPhillips                                              2          112
              EnCana Corp.                                                6          248
              Exxon Mobil Corp.                                          11          440
                                                                                     800
Pharmaceuticals - 6.5%
              Caremark Rx Inc. (b)                                        6          142
              Medco Health Solutions Inc. (b)                             5          161
              Pfizer Inc.                                                 8          289
              Roche Holding AG Genusschein                                4          412
                                                                                   1,004
Pipelines - 0.8%
              Kinder Morgan Inc.                                          2          121

Retail - 1.0%
              Autozone Inc. (b)                                           -           36
              Petsmart Inc.                                               2           40
              Staples Inc. (b)                                            3           72
                                                                                     148
Semiconductors - 7.0%
              Applied Materials Inc. (b)                                  7          165
              Intel Corp.                                                 7          230
              Linear Technology Corp.                                     4          163
              Maxim Integrated Products Inc.                              6          312
              Nvidia Corp. (b)                                            2           44
              Texas Instruments Inc.                                      6          168
                                                                                   1,082
Software - 4.5%
              Computer Associates International Inc.                      4          101
              Electronic Arts Inc. (b)                                    2          102
              Microsoft Corp.                                            15          401
              Oracle Corp. (b)                                            7           92
                                                                                     696
Telecommunications Equipment - 3.5%
              Cisco Systems Inc. (b)                                     15          365
              Nokia Oyj - ADR                                            11          183
                                                                                     548
Toys & Hobbies - 1.0%
              Mattel Inc.                                                 8          160

Transportation - 0.9%
              Canadian National Railway Co.                               2          147
              Total Common Stocks (cost $12,574)                                  14,582

Corporate Bonds - 1.0%
Advertising - 0.1%
              Lamar Advertising Co., 2.875%, 12/31/10 (j)                15           16
Electric - 0.1%
              CMS Energy Corp., 7.625%, 11/15/04                         15           16
Environmental Control - 0.1%
              Allied Waste North America, 7.875%, 04/15/13               10           11
Media - 0.2%
              COX Communications Inc., 7.125%, 10/01/12                  22           25
Oil & Gas Producers - 0.1%
              Devon Energy Corp., 3.624%, 06/27/20 (j)                   45           24
Telecommunications - 0.2%
              CenturyTel Inc., 8.375%, 10/15/10                          20           24
Toys & Hobbies - 0.2%
              Mattel Inc., 6.125%, 07/15/05                              34           36
              Total Corporate Bonds (cost $138)                                      152

Preferred Stocks - 1.5%
Auto Manufacturers - 0.8%
              Porsche AG                                                  -          132
Electric - 0.5%
              Centerpoint Energy Inc. Convertible Preferred, 2.00%        2           71
Environmental Control - 0.2%
              Allied Waste Industries Convertible Preferred, 6.25%        -           26
              Total Preferred Stocks (cost $212)                                     229

Short Term Investments - 2.1%
Money Market Funds - 0.2%
              Dreyfus Cash Management Plus, 0.898% (a)                   34           34
U.S. Government Agencies - 1.9%
              Federal Home Loan Bank Discount Note,
              0.75%, 01/02/04                                           300          300
              Total Short Term Investments (cost $334)                               334

Total Investments - 98.6% (cost $13,259)                             15,297
Other Assets and Liabilities, Net - 1.4%                                223
Total Net Assets - 100%                                              15,520

JNL/JPMorgan International Value Fund
Common Stocks - 75.8%
Aerospace & Defense - 1.1%
              BAE Systems Plc                                           113          340

Auto Manufacturers - 2.9%
              DaimlerChrysler AG                                          8          389
              Honda Motor Co. Ltd.                                       10          462
                                                                                     851
Banks - 17.3%
              ABN Amro Holding NV                                        28          660
              Allied Irish Banks Plc                                     28          446
              Australia & New Zealand Banking Group Ltd.                 29          380
              Bayerische Hypo-und Vereinsbank AG (b)                     14          319
              BNP Paribas SA                                             13          797
              Credit Suisse Group                                        17          608
              DBS Group Holdings Ltd.                                    38          329
              HSBC Holdings Plc                                          24          378
              Mizuho Financial Group Inc. (b)                             -          424
              Royal Bank of Scotland Group Plc                           26          780
                                                                                   5,121
Beverages - 1.4%
              Asahi Breweries Ltd.                                       46          419

Building Materials - 0.6%
              Buzzi Unicem SpA                                           15          176

Chemicals - 2.5%
              Imperial Chemical Industries Plc                           65          231
              Reliance Industries Ltd. - GDR (e)                         17          509
                                                                                     740
Commercial Services - 1.3%
              Vedior NV                                                  24          380

Computers - 1.7%
              Fujitsu Ltd. (b)                                           83          489

Diversified Financial Services - 3.2%
              Aiful Corp.                                                 5          355
              Daiwa Securities Group Inc.                                49          333
              Grupo Financiero BBVA Bancomer - ADR (b)                   16          268
                                                                                     956
Electric - 4.2%
              CEMIG SA - ADR                                             21          389
              Iberdrola SA                                               24          481
              Public Power Corp.                                          2           41
              Scottish Power Plc                                         50          331
                                                                                   1,242
Electrical Components & Equipment - 1.3%
              Samsung Electronics Co. Ltd.                                1          397

Electronics - 2.0%
              Koninklijke Philips Electronics NV                         12          364
              Nippon Electric Glass Co. Ltd.                             12          233
                                                                                     597
Food - 2.9%
              Tesco Plc                                                 134          618
              Unilever Plc                                               25          231
                                                                                     849
Holding Companies - Diversified - 1.0%
              Wharf Holdings Ltd.                                       105          291

Home Furnishings - 1.8%
              SONY Corp.                                                 15          519

Insurance - 7.3%
              Aviva Plc                                                  50          439
              AXA                                                        34          724
              China Life Insurance Co. Ltd. (b)                          52           43
              ING Groep NV                                               19          451
              Zurich Financial Services AG (b)                            3          496
                                                                                   2,153
Iron & Steel - 0.4%
              Acerinox SA                                                 3          131

Leisure Time - 0.9%
              TUI AG                                                     13          262

Lodging - 0.8%
              InterContinental Hotels Group Plc                          25          235

Machinery - 2.2%
              Kubota Corp.                                               90          371
              MAN AG                                                      9          281
                                                                                     652
Metal Fabrication & Hardware - 0.7%
              SKF AB                                                      6          222

Oil & Gas Producers - 6.1%
              ENI-Ente Nazionale Idrocarburi SpA                         28          538
              LUKOIL - ADR                                                2          230
              Petroleo Brasileiro SA - Petrobras - ADR                   12          325
              Total Fina Elf SA                                           4          723
                                                                                   1,816
Pharmaceuticals - 2.6%
              GlaxoSmithKline Plc                                        21          471
              Schering AG                                                 6          302
                                                                                     773
Retail - 1.4%
              Compagnie Financiere Richemont AG - Class A                17          412

Telecommunications - 4.2%
              Nippon Telegraph & Telephone Corp.                          -          425
              Royal KPN NV (b)                                           61          471
              Singapore Telecommunications Ltd.                         298          344
                                                                                   1,240
Tobacco - 1.0%
              Imperial Tobacco Group Plc                                 15          294

Water - 2.0%
              Veolia Environnement                                       22          601

Wireless Telecommunications - 1.0%
              Advanced Info Service Public Company Ltd.                 137          293
              Total Common Stocks (cost $19,558)                                  22,451

Short Term Investments - 18.6%
Money Market Funds - 9.5%
              Dreyfus Cash Management Plus, 0.898% (a)                1,400        1,400
              Dreyfus Government Cash Management, 0.893% (a)          1,400        1,400
                                                                                   2,800
Repurchase Agreement - 6.8%
              Repurchase Agreement with Mellon Trust, 0.40%,
              (Collateralized by $2,266 Federal Home Loan Mortgage
              Corporation, 3.50%, due 06/15/23, market value $2,153)
              acquired on 12/31/03, due 01/02/04 at $2,000            2,000        2,000
U.S. Treasury Bills - 2.3%
              U.S. Treasury Bill, 0.895%, 03/11/04 (l)                  690          689
              Total Short Term Investments (cost $5,489)                           5,489

Total Investments - 94.4% (cost $25,047)                             27,940
Other Assets and Liabilities, Net - 5.6%                              1,669
Total Net Assets - 100%                                              29,609

JNL/Lazard Mid Cap Value Fund
Common Stocks - 97.5%
Aerospace & Defense - 2.1%
              Alliant Techsystems Inc. (b)                               51        2,940

Apparel - 3.7%
              NIKE Inc.                                                  36        2,437
              Polo Ralph Lauren Corp.                                    96        2,776
                                                                                   5,213
Auto Parts & Equipment - 1.2%
              Lear Corp.                                                 29        1,754

Banks - 5.6%
              Charter One Financial Inc.                                 49        1,676
              City National Corp.                                        29        1,777
              Mercantile Bankshares Corp.                                57        2,580
              SouthTrust Corp.                                           60        1,954
                                                                                   7,987
Beverages - 3.2%
              Pepsi Bottling Group Inc.                                 187        4,524

Building Materials - 0.9%
              American Standard Cos. Inc. (b)                            13        1,339

Chemicals - 3.2%
              Ashland Inc.                                               38        1,687
              Rohm & Haas Co.                                            68        2,883
                                                                                   4,570
Commercial Services - 3.7%
              Aramark Corp.                                             116        3,173
              Arbitron Inc. (b)                                          10          401
              Iron Mountain Inc. (b)                                     42        1,676
                                                                                   5,250
Computers - 4.7%
              Apple Computer Inc. (b)                                   110        2,344
              Lexmark International Inc. (b)                             32        2,548
              Storage Technology Corp. (b)                               69        1,772
                                                                                   6,664
Distribution & Wholesale - 1.4%
              CDW Corp.                                                  35        2,033

Diversified Financial Services - 3.0%
              Federated Investors Inc.                                   79        2,322
              Student Loan Corp.                                         13        1,898
                                                                                   4,220
Electric - 1.4%
              NiSource Inc.                                              88        1,935

Environmental Control - 2.0%
              Republic Services Inc.                                    110        2,817

Food - 1.5%
              Safeway Inc. (b)                                           96        2,099

Gas - 1.5%
              KeySpan Corp.                                              58        2,127

Hand & Machine Tools - 1.5%
              Black & Decker Corp.                                       44        2,160

Healthcare - 6.9%
              Anthem Inc. (b)                                            22        1,650
              DaVita Inc. (b)                                            38        1,490
              Edwards Lifesciences Corp. (b)                             48        1,429
              Laboratory Corp. of America Holdings (b)                   91        3,370
              Steris Corp. (b)                                           89        2,009
                                                                                   9,948
Household Products - 1.4%
              Avery Dennison Corp.                                       37        2,067

Insurance - 6.7%
              Cigna Corp.                                                40        2,323
              Jefferson-Pilot Corp.                                      39        1,960
              Principal Financial Group                                  46        1,505
              Protective Life Corp.                                      68        2,305
              XL Capital Ltd.                                            21        1,590
                                                                                   9,683
Internet - 1.2%
              WebMD Corp. (b)                                           196        1,762

Lodging - 2.6%
              Mandalay Resort Group                                      84        3,743

Manufacturing - 2.2%
              ITT Industries Inc.                                        42        3,124

Office & Business Equipment - 1.8%
              Pitney Bowes Inc.                                          62        2,531

Oil & Gas Producers - 3.9%
              GlobalSantaFe Corp.                                        92        2,277
              Unocal Corp.                                               44        1,624
              Valero Energy Corp.                                        37        1,719
                                                                                   5,620
Oil & Gas Services - 2.4%
              Baker Hughes Inc.                                          57        1,820
              Cooper Cameron Corp. (b)                                   34        1,603
                                                                                   3,423
Packaging & Containers - 1.5%
              Ball Corp.                                                 35        2,109

Pharmaceuticals - 4.4%
              AmerisourceBergen Corp.                                    38        2,111
              Barr Laboratories Inc. (b)                                 17        1,270
              NBTY Inc. (b)                                             108        2,887
                                                                                   6,268
Real Estate - 5.0%
              AMB Property Corp.                                         66        2,154
              Archstone-Smith Trust                                      99        2,767
              Health Care Property Investors Inc.                        44        2,230
                                                                                   7,151
Retail - 5.9%
              Abercrombie & Fitch Co. - Class A (b)                      55        1,354
              TJX Cos. Inc.                                             119        2,626
              Toys "R" Us Inc. (b)                                      121        1,527
              Yum! Brands Inc. (b)                                       83        2,862
                                                                                   8,369
Semiconductors - 1.4%
              AMIS Holdings Inc. (b)                                    109        1,983

Software - 4.1%
              Dun & Bradstreet Corp. (b)                                 29        1,491
              PeopleSoft Inc. (b)                                       101        2,300
              SEI Investments Co.                                        72        2,194
                                                                                   5,985
Telecommunications - 0.9%
              MCI Inc. (b)                                               55        1,302

Textiles - 0.9%
              Mohawk Industries Inc. (b)                                 18        1,263

Toys & Hobbies - 2.4%
              Mattel Inc.                                               176        3,384

Transportation - 1.3%
              Swift Transportation Co. Inc. (b)                          88        1,854
              Total Common Stocks (cost $120,656)                                139,201

Short Term Investments - 3.5%
Money Market Funds - 3.5%
              Dreyfus Cash Management Plus, 0.898% (a)                4,986        4,986
              Total Short Term Investments (cost $4,986)                           4,986

Total Investments - 101.0% (cost $125,642)                          144,187
Other Assets and Liabilities, Net -  (1.0%)                          -1,389
Total Net Assets - 100%                                             142,798

JNL/Lazard Small Cap Value Fund
Common Stocks - 96.8%
Advertising - 1.3%
              Advo Inc.                                                  33        1,058
              R.H. Donnelley Corp. (b)                                   24          960
                                                                                   2,018
Aerospace & Defense - 2.0%
              DRS Technologies Inc. (b)                                  85        2,347
              Titan Corp. (b)                                            33          718
                                                                                   3,065
Agriculture - 0.9%
              Delta & Pine Land Co.                                      55        1,389

Apparel - 2.5%
              Gymboree Corp. (b)                                         71        1,218
              Timberland Co. - Class A (b)                               25        1,312
              Warnaco Group Inc. (b)                                     97        1,544
                                                                                   4,074
Banks - 7.4%
              Chittenden Corp.                                           18          592
              Community First Bankshares Inc.                            55        1,586
              East-West Bancorp. Inc.                                     9          483
              First Community Bancorp.                                   22          799
              First Midwest Bancorp. Inc.                                54        1,740
              Hudson United Bancorp.                                     29        1,057
              South Financial Group Inc.                                 18          496
              Sterling Bancshares Inc.                                  116        1,545
              United Bankshares Inc.                                     48        1,494
              W Holding Co. Inc.                                         52          976
              Westamerica Bancorp.                                       17          825
                                                                                  11,593
Beverages - 0.5%
              Robert Mondavi Corp. - Class A (b)                         21          827

Biotechnology - 0.9%
              Celgene Corp. (b)                                          33        1,463

Building Materials - 0.4%
              Florida Rock Industries Inc.                               11          598

Chemicals - 3.2%
              Ferro Corp.                                                50        1,369
              Olin Corp.                                                 42          832
              PolyOne Corp. (b)                                         176        1,123
              Spartech Corp.                                             65        1,607
                                                                                   4,931
Commercial Services - 5.4%
              BearingPoint Inc. (b)                                     166        1,677
              FTI Consulting Inc. (b)                                    58        1,346
              Kroll Inc. (b)                                             63        1,641
              Learning Tree International Inc. (b)                       81        1,405
              Plexus Corp. (b)                                           66        1,137
              Watson Wyatt & Co. Holdings (b)                            52        1,258
                                                                                   8,464
Computers - 2.7%
              Advanced Digital Information Corp. (b)                     76        1,057
              Maxtor Corp. (b)                                          102        1,128
              Mentor Graphics Corp. (b)                                  88        1,278
              Pec Solutions Inc. (b)                                     39          666
                                                                                   4,129
Cosmetics & Personal Care - 0.7%
              Elizabeth Arden Inc. (b)                                   57        1,139

Distribution & Wholesale - 0.7%
              ScanSource Inc. (b)                                        23        1,045

Diversified Financial Services - 2.3%
              Financial Federal Corp. (b)                                46        1,399
              IndyMac Bancorp. Inc.                                      47        1,394
              WP Stewart & Co. Ltd.                                      35          763
                                                                                   3,556
Electric - 0.5%
              MDU Resources Group Inc.                                   31          746

Electrical Components & Equipment - 0.6%
              GrafTech International Ltd. (b)                            68          918

Electronics - 5.1%
              Coherent Inc. (b)                                          66        1,564
              Electro Scientific Industries Inc. (b)                     81        1,923
              Fisher Scientific International (b)                        46        1,886
              Flir Systems Inc. (b)                                      41        1,497
              Varian Inc. (b)                                            23          976
              Zygo Corp. (b)                                             11          185
                                                                                   8,031
Engineering & Construction - 0.8%
              Chicago Bridge & Iron Co. NV                               41        1,196

Entertainment - 1.4%
              AMC Entertainment Inc. (b)                                 96        1,459
              Intrawest Corp.                                            41          754
                                                                                   2,213
Environmental Control - 1.1%
              Waste Connections Inc. (b)                                 45        1,696
Food - 1.3%
              American Italian Pasta Co. (b)                             47        1,957
              Aurora Foods Inc. (b)                                       1            -
                                                                                   1,957
Gas - 0.9%
              AGL Resources Inc.                                         28          818
              Energen Corp.                                              12          509
                                                                                   1,327
Healthcare - 4.4%
              Covance Inc. (b)                                           45        1,212
              Inamed Corp. (b)                                           12          598
              Inveresk Research Group Inc. (b)                           47        1,172
              Kindred Healthcare Inc. (b)                                24        1,263
              LifePoint Hospitals Inc. (b)                               61        1,805
              Manor Care Inc.                                            22          775
                                                                                   6,825
Home Builders - 0.6%
              Monaco Coach Corp. (b)                                     42          995

Home Furnishings - 0.9%
              Tempur-pedic International Inc. (b)                        90        1,401

Household Products - 3.2%
              Moore Wallace Inc. (b)                                     78        1,452
              Scotts Co. - Class A (b)                                   20        1,154
              Toro Co.                                                   28        1,308
              Yankee Candle Co. Inc. (b)                                 36          986
                                                                                   4,900
Insurance - 3.1%
              HCC Insurance Holdings Inc.                                52        1,641
              Max Re Capital Ltd.                                        43          960
              Reinsurance Group of America                               17          657
              RLI Corp.                                                  22          832
              Stancorp Financial Group Inc.                              12          773
                                                                                   4,863
Internet - 1.7%
              ProQuest Co. (b)                                           46        1,349
              Verity Inc. (b)                                            76        1,272
                                                                                   2,621
Leisure Time - 0.7%
              Brunswick Corp.                                            33        1,041

Machinery - 0.8%
              Nordson Corp.                                              38        1,312

Manufacturing - 1.6%
              Federal Signal Corp.                                       82        1,437
              Roper Industries Inc.                                      20          970
                                                                                   2,407
Media - 3.5%
              Journal Register Co. (b)                                   71        1,468
              Liberty Corp.                                              38        1,694
              Pulitzer Inc.                                              16          837
              Scholastic Corp. (b)                                       44        1,491
                                                                                   5,490
Metal Fabrication & Hardware - 0.8%
              Shaw Group Inc. (b)                                        90        1,230

Office Furnishings - 1.1%
              Herman Miller Inc.                                         68        1,643

Oil & Gas Producers - 2.0%
              Helmerich & Payne Inc.                                     52        1,447
              Newfield Exploration Co. (b)                               38        1,670
                                                                                   3,117
Oil & Gas Services - 1.8%
              CAL Dive International Inc. (b)                            63        1,519
              Key Energy Services Inc. (b)                              117        1,206
                                                                                   2,725
Packaging & Containers - 0.7%
              Packaging Corp. of America                                 48        1,056

Pharmaceuticals - 5.0%
              aaiPharma Inc. (b)                                         86        2,148
              Able Laboratories Inc. (b)                                 76        1,379
              Andrx Corp. (b)                                            74        1,784
              MIM Corp. (b)                                             172        1,208
              NeighborCare Inc. (b)                                      62        1,214
                                                                                   7,733
Pipelines - 1.4%
              Kinder Morgan Management LLC (b)                           36        1,565
              Western Gas Resources Inc.                                 14          661
                                                                                   2,226
Real Estate - 5.1%
              Alexandria Real Estate Equities Inc.                       11          619
              Camden Property Trust                                      26        1,156
              CarrAmerica Realty Corp.                                   29          870
              Catellus Development Corp.                                 64        1,533
              Healthcare Realty Trust Inc.                               30        1,072
              Maguire Properties Inc.                                    53        1,293
              Mills Corp.                                                30        1,316
                                                                                   7,859
Retail - 2.5%
              Guitar Center Inc. (b)                                     34        1,108
              Jack in the Box Inc. (b)                                   72        1,534
              Sonic Corp. (b)                                            41        1,252
                                                                                   3,894
Semiconductors - 4.9%
              Actel Corp. (b)                                            52        1,241
              AMIS Holdings Inc. (b)                                     75        1,373
              Exar Corp. (b)                                             80        1,366
              Lattice Semiconductor Corp. (b)                           122        1,184
              Microsemi Corp. (b)                                        48        1,185
              Zoran Corp. (b)                                            71        1,228
                                                                                   7,577
Software - 1.9%
              Activision Inc. (b)                                        75        1,371
              Borland Software Corp. (b)                                155        1,506
                                                                                   2,877
Telecommunications - 1.0%
              Talk America Holdings Inc. (b)                            135        1,560

Telecommunications Equipment - 2.1%
              C-COR.net Corp. (b)                                       159        1,773
              CommScope Inc. (b)                                          7          111
              Extreme Networks Inc. (b)                                 188        1,354
                                                                                   3,238
Transportation - 2.5%
              EGL Inc. (b)                                               50          885
              Forward Air Corp. (b)                                      34          927
              Swift Transportation Co. Inc. (b)                          71        1,501
              USF Corp.                                                  17          591
                                                                                   3,904
Wireless Telecommunications - 0.9%
              Powerwave Technologies Inc. (b)                           183        1,403
              Total Common Stocks (cost $124,759)                                150,272

Short Term Investments - 4.8%
Money Market Funds - 4.8%
              Dreyfus Cash Management Plus, 0.898% (a)                7,385        7,385
              Total Short Term Investments (cost $7,385)                           7,385

Total Investments - 101.6% (cost $132,144)                          157,657
Other Assets and Liabilities, Net -  (1.6%)                          -2,466
Total Net Assets - 100%                                             155,191

JNL/Mellon Capital Management Bond Index Fund
Corporate Bonds - 27.6%
Aerospace & Defense - 0.3%
              General Dynamics Corp., 4.25%, 05/15/13                   150
              United Technologies Corp.
              6.35%, 03/01/11                                            75           84
              6.70%, 08/01/28                                            50           56
                                                                                     284
Alternative Energy - 0.1%
              Midamerican Energy Co., 6.75%, 12/30/31                    50           54

Asset Backed Securities - 5.5%
              Bear Stearns Commercial Mortgage Securities,
              6.80%, 09/15/08                                           119          126
              Capital One Master Trust, 6.31%, 06/15/11                 200          219
              Capital One Prime Auto Receivables Trust,
              2.59%, 09/15/09                                           150          149
              Chase Manhattan Auto Owner Trust, 3.09%, 11/15/05          32           32
              Chase Manhattan Bank-First Union, 7.439%, 08/15/31         50           58
              Chevy Chase Auto Receivables Trust, 3.80%, 11/15/05        43           43
              DaimlerChrysler Auto Trust, 3.78%, 02/06/07               400          410
              DLJ Commercial Mortgage Corp.
              6.93%, 08/10/09                                           191          208
              6.46%, 03/10/32                                            50           56
              6.88%, 06/10/32                                            60           65
              First Union Commercial Mortgage Securities Inc.,
              6.65%, 11/18/29                                           100          110
              First Union National Bank Commercial Mortgage Trust
              7.184%, 12/15/31                                           84           90
              7.39%, 12/15/31                                           105          122
              First Union National Bank-Bank of America
              Commercial Mortgage Trust, 6.136%, 03/15/33               301          330
              First Union-Lehman Brothers-Bank of America
              Commercial Mortgage Trust, 6.56%, 11/18/35                250          279
              GMAC Commercial Mortgage Securities Inc.,
              6.42%, 05/15/35                                           100          111
              Heller Financial Commercial Mortgage Asset Corp.,
              6.50%, 05/15/31                                            92          100
              Honda Auto Receivables Owner Trust
              3.96%, 02/19/07                                           250          254
              2.77%, 11/21/08                                           200          201
              Household Automotive Trust, 4.37%, 12/17/08               100          103
              JPMorgan Commercial Mortgage Finance Corp.,
              6.507%, 10/15/35 (g)                                       35           39
              LB Commercial Conduit Mortgage Trust
              6.48%, 02/18/30                                           200          221
              6.41%, 06/15/31                                           149          158
              6.78%, 06/15/31                                           223          252
              LB-UBS Commercial Mortgage Trust
              5.401%, 03/15/26                                          111          116
              5.594%, 06/15/31                                           75           80
              Morgan Stanley Capital I, 6.52%, 03/15/30                 100          111
              Morgan Stanley Dean Witter Capital I, 7.57%, 11/15/36     100          117
              Mortgage Capital Funding Inc., 7.288%, 02/20/27            32           34
              PP&L Transition Bond Co. LLC, 7.05%, 06/25/09              55           61
              Salomon Brothers Mortgage Securities VII,
              6.17%, 02/13/10                                           100          110
              Sears Credit Account Master Trust, 5.65%, 03/17/09        188          192
              Toyota Auto Receivables Owner Trust, 4.72%, 09/15/08      125          128
                                                                                   4,685
Auto Manufacturers - 0.6%
              DaimlerChrysler NA Holding Corp.
              7.25%, 01/18/06                                           250          270
              4.75%, 01/15/08                                           150          154
              4.05%, 06/04/08                                           100           99
                                                                                     523
Banks - 3.3%
              Bank of America Corp.
              5.25%, 02/01/07                                           100          107
              4.875%, 09/15/12                                          150          151
              Bank One Corp., 6.50%, 02/01/06                           200          217
              Barclays Bank Plc, 6.86%, 09/15/49 (e)                     50           54
              BB&T Corp., 6.50%, 08/01/11                                75           84
              HSBC Holdings Plc, 5.25%, 12/12/12                        100          102
              KeyCorp, 4.625%, 05/16/05                                 150          156
              KFW International Finance, 2.50%, 10/17/05                100          101
              Korea Development Bank, 5.50%, 11/13/12                    75           78
              National Australia Bank Ltd., 8.60%, 05/19/10             250          310
              National City Bank, 4.625%, 05/01/13                      100           98
              National Westminster Bank PLC, 7.375%, 10/01/09           250          292
              NB Capital Trust II, 7.83%, 12/15/26                       75           85
              Popular North America Inc., 4.25%, 04/01/08               100          102
              Province of Ontario, 6.00%, 02/21/06                      200          216
              Royal Bank of Scotland Group Plc, 5.00%, 10/01/14         100           99
              US Bancorp., 6.75%, 10/15/05                               75           81
              US Bank National Association, 6.375%, 08/01/11            100          112
              Wachovia Corp., 7.55%, 08/18/05                           100          109
              Wells Fargo & Co., 5.00%, 11/15/14                        200          199
                                                                                   2,753
Beverages - 0.4%
              Anheuser-Busch Cos. Inc., 6.80%, 01/15/31                  75           86
              Coca-Cola Enterprises Inc.
              6.125%, 08/15/11                                           75           83
              7.125%, 08/01/17                                          100          118
              Pepsi Bottling Group Inc., 7.00%, 03/01/29                 75           86
                                                                                     373
Chemicals - 0.4%
              Dow Chemical Co.
              6.125%, 02/01/11                                           50           54
              6.00%, 10/01/12                                            50           53
              E.I. du Pont de Nemours & Co., 4.75%, 11/15/12            100          101
              Praxair Inc., 3.95%, 06/01/13                             100           94
              Rohm & Haas Co., 7.85%, 07/15/29                           50           61
                                                                                     363
Computers - 0.3%
              Hewlett-Packard Co., 7.15%, 06/15/05                      100          107
              International Business Machines Corp.
              4.75%, 11/29/12                                            75           75
              7.00%, 10/30/45                                            50           58
                                                                                     240
Diversified Financial Services - 6.7%
              Associates Corp., 6.25%, 11/01/08                         300          333
              Bear Stearns Co. Inc., 7.80%, 08/15/07                    250          289
              Boeing Capital Corp., 5.80%, 01/15/13                     125          131
              Citigroup Inc., 6.00%, 02/21/12                           100          109
              Countrywide Home Loans Inc., 5.50%, 08/01/06               75           80
              Ford Motor Credit Co.
              7.75%, 03/15/05                                           250          264
              6.125%, 01/09/06                                          250          260
              7.20%, 06/15/07                                           100          109
              5.625%, 10/01/08                                          200          205
              7.25%, 10/25/11                                            75           81
              General Electric Capital Corp.
              4.25%, 01/15/08                                           150          155
              6.75%, 03/15/32                                           150          166
              General Motors Acceptance Corp.
              4.50%, 07/15/06                                           200          206
              6.125%, 09/15/06                                          100          107
              6.125%, 02/01/07                                          150          161
              6.125%, 08/28/07                                          200          215
              7.25%, 03/02/11                                           175          192
              Goldman Sachs Group Inc.
              6.65%, 05/15/09                                           250          283
              5.25%, 04/01/13                                           100          101
              Household Finance Corp.
              6.875%, 03/01/07                                          100          112
              7.625%, 05/17/32                                          150          182
              International Lease Finance Corp., 5.75%, 10/15/06        250          269
              JP Morgan Chase & Co.
              5.625%, 08/15/06                                          100          108
              6.625%, 03/15/12                                          100          112
              5.75%, 01/02/13                                           100          105
              Lehman Brothers Holdings Inc., 7.00%, 02/01/08            250          282
              Merrill Lynch & Co. Inc., 7.375%, 05/15/06                100          111
              Morgan Stanley Dean Witter & Co., 7.25%, 04/01/32         100          117
              National Rural Utilities, 5.75%, 08/28/09                 200          217
              SLM Corp., 5.05%, 11/14/14                                250          247
              Textron Financial Corp., 7.125%, 12/09/04                  50           52
              Toyota Motor Credit Corp., 2.875%, 08/01/08               100           98
              Wells Fargo Financial Inc., 7.60%, 05/03/05               100          108
                                                                                   5,567
Electric - 1.4%
              Alabama Power Co., 5.875%, 12/01/22                       100          102
              Florida Power & Light Co., 6.00%, 06/01/08                100          110
              FPL Group Capital Inc., 7.375%, 06/01/09                  100          117
              Hydro Quebec, 7.50%, 04/01/16                             100          123
              Northern States Power Co., 8.00%, 08/28/12                100          122
              Ohio Power Co., 5.50%, 02/15/13                           100          103
              Peco Energy Co., 4.75%, 10/01/12                          100          100
              PPL Electric Utilities Corp., 6.25%, 08/15/09             100          110
              SCANA Corp., 6.875%, 05/15/11                              75           85
              Virginia Electric and Power Co., 4.75%, 03/01/13           50           49
              Wisconsin Energy Corp., 6.50%, 04/01/11                   100          110
                                                                                   1,131
Food - 1.1%
              Archer-Daniels-Midland Co., 8.125%, 06/01/12               75           92
              HJ Heinz Finance Co., 6.625%, 07/15/11                    200          226
              Kraft Foods Inc.
              4.625%, 11/01/06                                           50           52
              5.25%, 06/01/07                                           100          106
              Nabisco Inc., 7.05%, 07/15/07                             200          225
              Sara Lee Corp., 6.25%, 09/15/11                            75           83
              Unilever Capital Corp., 7.125%, 11/01/10                  100          116
                                                                                     900
Gas - 0.1%
              KeySpan Corp., 6.15%, 06/01/06                            100          108

Healthcare - 0.2%
              Baxter International Inc., 4.625%, 03/15/15                75           72
              UnitedHealth Group Inc., 7.50%, 11/15/05                   85           93
                                                                                     165
Insurance - 0.8%
              Allstate Corp.
              6.125%, 02/15/12                                           75           82
              5.35%, 06/01/33                                            75           69
              American International Group Inc., 4.25%, 05/15/13 (e)    100           95
              Chubb Corp., 5.20%, 04/01/13                              100          101
              Hartford Life Inc., 7.65%, 06/15/27                        75           90
              Metlife Inc., 5.00%, 11/24/13                             100           99
              Travelers Property Casualty Corp., 6.75%, 11/15/06        100          111
                                                                                     647
Investment Companies - 0.4%
              Credit Suisse First Boston Inc., 7.125%, 07/15/32         100          114
              Credit Suisse First Boston USA Inc.
              5.875%, 08/01/06                                          100          108
              6.125%, 11/15/11                                          100          109
                                                                                     331
Machinery - 0.3%
              Caterpillar Inc., 7.30%, 05/01/31                         100          120
              Deere & Co., 8.10%, 05/15/30                               70           90
                                                                                     210
Media - 0.4%
              AOL Time Warner Inc., 6.125%, 04/15/06                    200          215
              Viacom Inc., 7.875%, 07/30/30                             125          156
                                                                                     371
Mining - 0.5%
              Alcan Inc., 4.875%, 09/15/12                               50           50
              Alcoa Inc., 6.50%, 06/01/11                               125          141
              BHP Billiton Finance USA Ltd., 4.80%, 04/15/13            200          201
                                                                                     392
Oil & Gas Producers - 0.8%
              Apache Corp., 7.95%, 04/15/26                              50           63
              Conoco Funding Co., 7.25%, 10/15/31                        75           88
              ConocoPhillips, 6.65%, 07/15/18                            75           85
              Norsk Hydro ASA, 6.36%, 01/15/09                          150          167
              Pemex Project Funding Master Trust, 8.625%, 02/01/22       75           83
              Texaco Capital Inc., 8.625%, 11/15/31                     100          142
                                                                                     628
Oil & Gas Services - 0.2%
              Baker Hughes Inc., 6.25%, 01/15/09                        150          167

Pharmaceuticals - 0.6%
              Bristol-Myers Squibb Co., 5.75%, 10/01/11                 100          108
              Cardinal Health Inc., 6.75%, 02/15/11                      75           86
              Pharmacia Corp., 6.60%, 12/01/28                          100          112
              Schering-Plough Corp., 6.50%, 12/01/33                     50           52
              Wyeth, 5.25%, 03/15/13                                    100          102
                                                                                     460
Pipelines - 0.1%
              Consolidated Natural Gas Co., 6.80%, 12/15/27              50           54

Retail - 1.1%
              CVS Corp., 5.625%, 03/15/06                               300          321
              Kohl's Corp., 7.25%, 06/01/29                              75           88
              Lowe's Cos. Inc., 6.875%, 02/15/28                         75           84
              McDonald's Corp., 5.95%, 01/15/08                         100          108
              Target Corp.
              5.50%, 04/01/07                                            75           81
              7.00%, 07/15/31                                           100          113
              Wal-Mart Stores Inc.
              4.55%, 05/01/13                                           100           99
              7.55%, 02/15/30                                            50           62
                                                                                     956
Software - 0.3%
              First Data Corp., 5.625%, 11/01/11                        200          213

Telecommunications - 1.4%
              Alltel Corp., 7.875%, 07/01/32                             50           61
              BellSouth Corp., 6.875%, 10/15/31                         200          219
              GTE Corp., 6.94%, 04/15/28                                 50           52
              SBC Communications Inc., 5.875%, 02/01/12                 100          106
              Southwestern Bell Telephone Co., 7.00%, 07/01/15          100          116
              Sprint Capital Corp., 6.00%, 01/15/07                     150          160
              Telefonica Europe BV, 8.25%, 09/15/30                     100          126
              Verizon Global Funding Corp.
              7.25%, 12/01/10                                           250          288
              7.75%, 12/01/30                                            50           59
                                                                                   1,187
Wireless Telecommunications - 0.3%
              Vodafone Group PLC, 7.75%, 02/15/10                       200          237
              Total Corporate Bonds (cost $22,892)                                22,999

Government Securities - 70.5%
Sovereign - 1.8%
              Canadian Government, 6.75%, 08/28/06                      100          111
              European Bank for Reconstruction & Development,
              5.375%, 06/15/06                                          100          108
              Export Development Canada, 2.75%, 12/12/05                100          101
              Inter-American Development Bank
              5.375%, 01/18/06                                          100          109
              6.125%, 03/08/06                                          100          109
              7.375%, 01/15/10                                          100          120
              International Finance Corp., 5.25%, 05/02/06              100          106
              Province of Quebec
              5.75%, 02/15/09                                           125          137
              7.50%, 07/15/23                                           100          123
              Republic of Italy
              2.50%, 03/31/06                                           100          100
              5.375%, 06/15/33                                          100           96
              Spain Government International Bond, 7.00%, 07/19/05      100          108
              United Mexican States, 7.50%, 04/08/33                    150          155
                                                                                   1,483
U.S. Government Agencies - 52.5%
              Federal Home Loan Mortgage Corp.
              6.00%, TBA (c)                                            653          685
              7.50%, TBA (c)                                            594          638
              7.50%, TBA (c)                                            814          875
              1.50%, 08/15/05                                         1,320        1,315
              2.125%, 11/15/05                                          550          552
              2.50%, 12/15/05                                         1,300        1,315
              2.50%, 03/15/06                                         2,470        2,490
              4.50%, 07/23/07                                           150          152
              3.50%, 09/15/07                                         1,305        1,328
              2.75%, 03/14/08                                           300          295
              5.125%, 07/15/09                                          200          204
              4.75%, 08/13/09                                           200          204
              5.75%, 05/15/12                                            55           60
              5.125%, 07/15/12                                          148          155
              5.125%, 08/20/12                                           75           75
              4.625%, 05/28/13                                           75           74
              6.50%, 06/01/14                                         2,928        3,100
              7.00%, 06/01/15                                            20           21
              7.00%, 08/01/15                                            80           86
              7.00%, 11/01/15                                             5            5
              7.00%, 11/01/16                                           214          229
              5.50%, 07/01/17                                           731          758
              4.50%, 01/01/18                                         1,454        1,454
              5.50%, 04/01/18                                           887          920
              6.50%, 12/01/28                                           241          252
              6.50%, 05/01/29                                           349          365
              6.50%, 03/01/31                                           138          145
              7.00%, 06/01/31                                            86           91
              6.25%, 07/15/32                                           125          136
              6.60%, 08/01/32                                           540          566
              6.00%, 12/01/32                                           349          361
              5.50%, 04/01/33 (f)                                     1,961        1,986
              5.50%, 05/01/33                                         1,890        1,914
              5.50%, 08/01/33                                           997        1,009
              4.50%, 10/01/33                                         1,991        1,908
              Federal National Mortgage Association
              4.00%, TBA (c)                                          2,600        2,533
              6.00%, TBA (c)                                            900          930
              6.50%, TBA (c)                                            288          301
              4.75%, 06/18/07                                           150          152
              3.25%, 01/15/08                                           300          301
              2.50%, 06/15/08                                           345          333
              3.25%, 08/15/08                                           350          347
              6.625%, 09/15/09                                           90          103
              5.375%, 11/15/11                                           50           53
              4.625%, 10/15/13                                          175          174
              6.50%, 02/01/16                                           132          140
              6.00%, 06/01/16                                           313          328
              6.50%, 09/01/16                                            56           59
              6.50%, 10/01/16                                            96          102
              6.50%, 12/01/16                                             5            5
              5.50%, 03/01/17                                           668          694
              5.50%, 12/01/17                                         1,259        1,306
              4.00%, 10/01/18 (f)                                     2,478        2,418
              6.25%, 05/15/29                                           450          487
              7.00%, 02/01/31                                           478          506
              5.50%, 01/01/32                                           577          585
              6.50%, 04/01/32                                           295          309
              6.00%, 01/01/33                                           475          491
              6.00%, 02/01/33                                           663          686
              5.00%, 10/01/33                                           993          983
              4.50%, 11/01/33                                         1,700        1,628
              Government National Mortgage Association
              8.00%, 04/15/30                                            95          103
              8.50%, 06/15/30                                           120          130
              8.50%, 12/15/30                                             6            7
              6.50%, 01/15/32                                           505          533
              6.00%, 10/15/32                                           436          454
              5.50%, 07/15/33                                           968          986
                                                                                  43,890
U.S. Treasury Securities - 16.2%
              U.S. Treasury Bond
              11.25%, 02/15/15                                          500          800
              8.75%, 05/15/17                                           545          764
              8.875%, 08/15/17                                          100          142
              8.875%, 02/15/19                                          855        1,222
              8.00%, 11/15/21                                           800        1,080
              7.125%, 02/15/23                                          605          755
              6.50%, 11/15/26                                           210          247
              6.375%, 08/15/27                                          150          174
              5.25%, 02/15/29                                           100          101
              U.S. Treasury Note
              4.625%, 05/15/06                                          425          450
              4.375%, 05/15/07                                          300          318
              3.25%, 08/15/07                                           320          326
              6.125%, 08/15/07                                          750          839
              5.50%, 02/15/08                                           785          866
              5.50%, 05/15/09                                           750          834
              6.50%, 02/15/10                                         1,415        1,644
              5.75%, 08/15/10                                           375          421
              5.00%, 08/15/11                                           825          883
              4.875%, 02/15/12                                          395          418
              4.375%, 08/15/12                                          605          617
              3.875%, 02/15/13                                          125          123
              8.125%, 05/15/21                                          375          511
                                                                                  13,535

              Total Government Securities (cost $58,393)                          58,908

Municipals - 0.3%
              Illinois St Taxable Pension, 5.10%, 06/01/33              200          184
              New Jersey St Turnpike, 4.252%, 01/01/16                  100           95

              Total Municipals (cost $278)                                           279

Short Term Investments - 1.5%
Money Market Funds - 1.5%
              Dreyfus Cash Management Plus, 0.898% (a)                1,262        1,262
              Total Short Term Investments (cost $1,262)                           1,262

Total Investments - 99.9% (cost $82,825)                             83,448
Other Assets and Liabilities, Net - 0.1%                                 99
Total Net Assets - 100%                                              83,547

JNL/Mellon Capital Management International Index Fund
Common Stocks - 91.8%
Advertising - 0.2%
              Aegis Group Plc                                            15           27
              Asatsu-DK Inc.                                              1           13
              Dentsu Inc.                                                 -           15
              Publicis Groupe                                             1           35
              Telefonica Publicidad e Informacion SA                      1            6
              WPP Group Plc                                              14          140
                                                                                     236
Aerospace & Defense - 0.4%
              BAE Systems Plc                                            36          109
              Cobham Plc                                                  1           27
              European Aeronautic Defense and Space Co.                   4           85
              Finmeccanica SpA                                           71           56
              Rolls-Royce Group Plc                                      18           58
              Sagem SA                                                    -           23
              Thales SA                                                   1           33
              Zodiac SA                                                   -           14
                                                                                     405
Airlines - 0.2%
              Air France                                                  1           15
              All Nippon Airways Co. Ltd. (b)                             6           15
              British Airways Plc (b)                                     6           24
              Cathay Pacific Airways Ltd.                                11           21
              Deutsche Lufthansa AG                                       2           40
              Iberia Lineas Aereas de Espana SA                           6           18
              Japan Airlines System Corp.                                 9           24
              Ryanair Holdings Plc (b)                                    1            7
              SAS AB (b)                                                  1           12
              Singapore Airlines Ltd.                                     7           46
                                                                                     222
Apparel - 0.2%
              Adidas-Salomon AG                                           -           56
              Benetton Group SpA                                          -            3
              Gunze Ltd.                                                  3           14
              Hermes International                                        -           18
              Onward Kashiyama Co. Ltd.                                   2           24
              Puma AG Rudolf Dassler Sport                                -           44
              Tokyo Style Co. Ltd.                                        1           11
              Wacoal Corp.                                                1            8
              World Co. Ltd.                                              1           19
              Yue Yuen Industrial Holdings                                5           14
                                                                                     211
Auto Manufacturers - 3.0%
              DaimlerChrysler AG                                         10          486
              Fiat SpA (b)                                                6           42
              Hino Motors Ltd.                                            3           21
              Honda Motor Co. Ltd.                                       10          422
              Nissan Motor Co. Ltd.                                      30          344
              Peugeot SA                                                  2          109
              Renault SA                                                  2          142
              Toyota Motor Corp.                                         33        1,108
              Volkswagen AG                                               3          154
              Volvo AB - Class A                                          1           35
              Volvo AB - Class B                                          3           83
                                                                                   2,946
Auto Parts & Equipment - 0.5%
              Bridgestone Corp.                                           8          108
              Compagnie Generale des Etablissements Michelin - Class B    2           73
              Continental AG                                              1           50
              Denso Corp.                                                 6          116
              GKN Plc                                                     8           38
              Koyo Seiko Co. Ltd.                                         1           10
              NGK Spark Plug Co. Ltd.                                     2           16
              Nokian Renkaat Oyj                                          -           15
              Pirelli & Co. SpA                                          20           21
              Sanden Corp.                                                1            6
              Toyoda Gosei Co. Ltd.                                       1           17
              Valeo SA                                                    1           33
                                                                                     503
Banks - 16.4%
              77 Bank Ltd.                                                4           22
              ABN Amro Holding NV                                        19          436
              Allied Irish Banks Plc                                     10          164
              Alpha Bank A.E.                                             2           63
              Australia & New Zealand Banking Group Ltd.                 22          290
              Banca Intesa SpA                                           44          170
              Banca Intesa SpA RNC                                       12           33
              Banca Monte dei Paschi di Siena SpA                        14           45
              Banca Nazionale del Lavoro SpA (b)                         17           40
              Banca Popolare di Milano SCRL                               4           29
              Banche Popolari Unite Scrl (b)                              4           69
              Banco Bilbao Vizcaya Argentaria SA                         37          508
              Banco BPI SA                                                6           21
              Banco Comercial Portugues SA                               25           55
              Banco Espirito Santo SA                                     1           17
              Banco Popolare di Verona                                    5           77
              Banco Popular Espanol                                       2          113
              Banco Santander Central Hispano SA                         52          616
              Bank Austria Creditanstalt AG (b)                           1           25
              Bank of East Asia                                          17           53
              Bank of Fukuoka Ltd.                                        7           29
              Bank of Ireland                                            12          158
              Bank of Yokohama Ltd.                                      12           56
              Barclays Plc                                               79          709
              Bayerische Hypo-und Vereinsbank AG (b)                      4          102
              BNP Paribas SA                                             10          618
              BOC Hong Kong Holdings Ltd.                                34           63
              Capitalia SpA (b)                                          14           39
              Chiba Bank Ltd.                                             7           29
              Commercial Bank of Greece                                   1           20
              Commerzbank AG                                              6          114
              Commonwealth Bank of Australia                             15          337
              Credit Agricole SA                                          4           98
              Credit Suisse Group                                        14          527
              Danske Bank A/S                                             6          138
              DBS Group Holdings Ltd.                                    13          113
              Deutsche Bank AG                                            6          523
              Dexia                                                       8          134
              DnB Holding ASA                                             9           63
              EFG Eurobank Ergasias SA                                    2           47
              Erste Bank der Oesterreichischen Sparkassen AG              -           42
              FinecoGroup SpA (b)                                        25           18
              Fortis                                                     13          253
              Gunma Bank Ltd.                                             4           18
              Hang Seng Bank Ltd.                                         9          122
              HBOS Plc                                                   47          603
              Hokugin Financial Group Inc. (b)                            9           12
              HSBC Holdings Plc                                         132        2,071
              Hypo Real Estate Holding Inc. (b)                           2           39
              Joyo Bank Ltd.                                              7           23
              KBC Bancassurance Holding                                   1           52
              Lloyds TSB Group Plc                                       68          544
              Mitsubishi Tokyo Financial Group Inc.                       -          382
              Mitsui Trust Holdings Inc. (b)                              6           34
              Mizuho Financial Group Inc. (b)                             -          234
              National Australia Bank Ltd.                               18          410
              National Bank of Greece SA                                  2           58
              Nordea AB                                                  28          213
              Oversea-Chinese Banking Corp. Ltd.                         12           85
              Piraeus Bank SA                                             2           18
              Resona Holdings Inc. (b)                                   53           67
              Royal Bank of Scotland Group Plc                           34          998
              Sanpaolo IMI SpA                                           12          160
              Shizuoka Bank Ltd.                                          7           52
              Singapore Post Ltd.                                        23            9
              Skandinaviska Enskilda Banken AB                            6           82
              Societe Generale                                            4          349
              Sumitomo Mitsui Financial Group Inc.                        -          245
              Sumitomo Trust & Banking Co. Ltd.                          11           65
              Suncorp-Metway Ltd.                                         7           61
              Suruga Bank Ltd.                                            2           13
              Svenska Handelsbanken                                       1           14
              Svenska Handelsbanken AB  - Class B                         7          137
              UBS AG                                                     14          983
              UFJ Holdings Inc. (b)                                       -          207
              UniCredito Italiano SpA                                    46          247
              United Overseas Bank Ltd.                                  14          109
              Westpac Banking Corp.                                      22          262
                                                                                  16,054
Beverages - 1.3%
              Asahi Breweries Ltd.                                        5           46
              Carlsberg A/S                                               -           14
              Coca-Cola Amatil Ltd.                                       5           21
              Coca-Cola Hellenic Bottling Co. SA                          1           21
              Coca-Cola West Japan Co. Ltd.                               -            6
              Diageo Plc                                                 38          495
              Foster's Group Ltd.                                        27           93
              Fraser & Neave Ltd.                                         2           13
              Heineken NV                                                 2           90
              Interbrew                                                   2           51
              ITO EN Ltd.                                                 -           17
              Kirin Brewery Co. Ltd.                                      8           68
              Lion Nathan Ltd.                                            3           14
              Pernod-Ricard                                               1           73
              SABMiller Plc                                              10          100
              Sapporo Holdings Ltd.                                       5           14
              Scottish & Newcastle Plc                                    9           62
              Southcorp Ltd.                                              9           18
              Takara Holdings Inc.                                        2           19
                                                                                   1,235
Biotechnology - 0.1%
              Novozymes A/S                                               1           26
              Qiagen NV (b)                                               1           17
              Sonic Healthcare Ltd.                                       3           17
              Zeltia SA                                                   1           10
                                                                                      70
Building Materials - 1.3%
              Asahi Glass Co. Ltd.                                        9           74
              Boral Ltd.                                                  7           26
              BPB Plc                                                     5           33
              Central Glass Co. Ltd.                                      2           13
              Cie de Saint-Gobain                                         4          186
              Cimpor Cimentos de Portugal SA                              2           12
              CRH Plc                                                     6          131
              CSR Ltd.                                                   12           17
              Daikin Industries Ltd.                                      2           46
              Fletcher Building Ltd.                                      5           13
              FLS Industries A/S (b)                                      -            2
              Geberit AG                                                  -           17
              Hanson Plc                                                  9           65
              HeidelbergCement AG (b)                                     1           23
              Holcim Ltd.                                                 2           85
              Imerys SA                                                   -           30
              Italcementi SpA                                             1           15
              James Hardie Industries NV                                  6           30
              Lafarge SA                                                  2          179
              Matsushita Electric Works Ltd.                              5           45
              Nippon Sheet Glass Co. Ltd.                                 4           12
              Pilkington Plc                                             12           21
              Rinker Group Ltd.                                          10           51
              RMC Group Plc                                               3           39
              Sumitomo Osaka Cement Co. Ltd.                              2            4
              Taiheiyo Cement Corp.                                       8           23
              Titan Cement Co. SA                                         -           16
              Tostem Inax Holding Corp.                                   3           58
              Wienerberger AG                                             -           13
                                                                                   1,279
Chemicals - 2.4%
              Air Liquide SA                                              1          218
              Akzo Nobel NV                                               3          126
              Asahi Kasei Corp.                                          15           81
              BASF AG                                                     7          368
              Bayer AG                                                    8          232
              BOC Group Plc                                               6           93
              Ciba Specialty Chemicals AG (b)                             1           63
              Clariant AG (b)                                             1           18
              Daicel Chemical Industries Ltd.                             2            8
              Dainippon Ink and Chemicals Inc.                            8           15
              Denki Kagaku Kogyo KK                                       5           16
              DSM NV                                                      1           46
              Givaudan                                                    -           44
              Hitachi Chemical Co. Ltd.                                   1           20
              Imperial Chemical Industries Plc                           15           54
              Ishihara Sangyo Kaisha Ltd. (b)                             1            2
              Johnson Matthey Plc                                         3           50
              JSR Corp.                                                   2           45
              Kaneka Corp.                                                3           22
              Lonza Group AG                                              1           29
              Mitsubishi Chemical Corp.                                  20           52
              Mitsubishi Gas Chemical Co. Inc.                            5           17
              Mitsui Chemicals Inc.                                       7           41
              Nippon Kayaku Co. Ltd.                                      1            5
              Nippon Sanso Corp.                                          3           13
              Nippon Shokubai Co. Ltd.                                    1            8
              Nissan Chemical Industries Ltd.                             2           18
              Nitto Denko Corp.                                           2          106
              Shin-Etsu Chemical Co. Ltd.                                 4          180
              Showa Denko KK                                             13           29
              Solvay SA                                                   1           72
              Sumitomo Bakelite Co. Ltd.                                  2           13
              Sumitomo Chemical Co. Ltd.                                 14           58
              Syngenta AG                                                 1           88
              Tosoh Corp.                                                 6           20
              Ube Industries Ltd.                                         9           18
                                                                                   2,288
Commercial Services - 1.1%
              Abertis Infraestructuras SA                                 2           38
              Adecco SA                                                   2           96
              Aggreko Plc                                                 5           13
              Autoroutes du Sud de la France                              1           30
              Autostrade SpA (b)                                          2           40
              Bellsystem 24 Inc.                                          -           10
              Benesse Corp.                                               1           22
              Brambles Industries Ltd.                                   11           43
              Brambles Industries Plc                                    10           36
              Brisa-Auto Estradas de Portugal SA                          4           25
              Bunzl Plc                                                   6           46
              Capita Group Plc                                            8           33
              Dai Nippon Printing Co. Ltd.                                7           98
              Davis Service Group Plc                                     2           13
              De La Rue Plc                                               3           14
              Group 4 Falck A/S                                           1           16
              Hays Plc                                                   19           42
              IHC Caland NV                                               -           20
              ISS A/S                                                     1           30
              Kamigumi Co. Ltd.                                           3           21
              Kidde Plc                                                   9           18
              Nichii Gakkan Co.                                           -           18
              Rank Group Plc                                              7           33
              Rentokil Initial Plc                                       21           73
              Securicor Plc                                               8           14
              Securitas AB                                                4           50
              Serco Group Plc                                             6           18
              SGS Societe Generale Surveillance Holding SA                -           29
              TIS Inc.                                                    1           17
              Toppan Printing Co. Ltd.                                    7           73
              Transurban Group                                            4           14
              Vedior NV                                                   1           18
                                                                                   1,061
Computers - 0.6%
              Atos Origin SA (b)                                          -           22
              Cap Gemini SA (b)                                           1           61
              Computershare Ltd.                                          7           18
              Creative Technology Ltd.                                    1           14
              CSK Corp.                                                   1           29
              Fujitsu Ltd. (b)                                           19          112
              Indra Sistemas SA                                           2           24
              Itochu Techno-Science Corp.                                 1           16
              LogicaCMG Plc                                               9           41
              Logitech International SA (b)                               1           26
              Meitec Corp.                                                1           19
              NET One Systems Co. Ltd.                                    -           23
              Obic Co. Ltd.                                               -           20
              TDK Corp.                                                   1          101
              Tietoenator Oyj                                             1           25
              WM-Data AB (b)                                              1            2
                                                                                     553
Cosmetics & Personal Care - 0.6%
              Aderans Co. Ltd.                                            -            3
              Beiersdorf AG                                               -           35
              Kanebo Ltd. (b)                                             2            2
              Kao Corp.                                                   7          142
              L'Oreal SA                                                  4          333
              Shiseido Co. Ltd.                                           4           49
              Uni-Charm Corp.                                             1           29
                                                                                     593
Distribution & Wholesale - 0.6%
              Cycle & Carriage Ltd.                                       1            3
              Esprit Holdings Ltd.                                        9           28
              Hagemeyer NV                                                1            1
              Itochu Corp.                                               16           53
              Li & Fung Ltd.                                             18           31
              Marubeni Corp.                                             16           31
              Mitsubishi Corp.                                           12          127
              Mitsui & Co. Ltd.                                          14          113
              Sumitomo Corp.                                              8           59
              Wolseley Plc                                                7           96
                                                                                     542
Diversified Financial Services - 1.5%
              Acom Co. Ltd.                                               1           38
              Aeon Credit Service Co. Ltd.                                -           13
              Aiful Corp.                                                 1           37
              Amvescap Plc                                                8           60
              Australian Stock Exchange Ltd.                              2           20
              Banca Fideuram SpA                                          4           23
              Cattles Plc                                                 4           25
              Close Brothers Group Plc                                    1           19
              Credit Saison Co. Ltd.                                      2           34
              Daiwa Securities Group Inc.                                14           95
              Deutsche Boerse AG                                          1           71
              Euronext NV                                                 1           28
              Hong Kong Exchanges and Clearing Ltd.                      12           26
              Irish Life & Permanent Plc                                  3           56
              Macquarie Bank Ltd.                                         3           68
              Man Group Plc                                               3           87
              Mediobanca SpA                                              6           62
              MLP AG (b)                                                  1           15
              Nikko Cordial Corp.                                        15           84
              Nomura Holdings Inc.                                       21          358
              OM AB                                                       1           10
              ORIX Corp.                                                  1           83
              Promise Co. Ltd.                                            1           48
              Provident Financial Plc                                     3           33
              Sampo Oyj - Class A                                         4           37
              Schroders Plc                                               2           18
              Singapore Exchange Ltd.                                     4            4
              Takefuji Corp.                                              1           40
                                                                                   1,492
 Electric - 3.2%
              Chubu Electric Power Co. Inc.                               8          159
              CLP Holdings Ltd.                                          21          100
              Contact Energy Ltd.                                         5           19
              E.ON AG                                                     8          494
              Electrabel SA                                               -          119
              Electricidade de Portugal SA                               20           53
              Endesa SA                                                  11          210
              Enel SpA                                                   29          200
              Fortum Oyj                                                  4           42
              Hong Kong Electric Holdings Ltd.                           17           65
              Iberdrola SA                                                9          188
              International Power Plc (b)                                15           33
              Kansai Electric Power Co. Inc.                              8          140
              Kyushu Electric Power Co. Inc.                              5           84
              National Grid Transco Plc                                  37          267
              Public Power Corp.                                          1           27
              RWE AG                                                      6          220
              Scottish & Southern Energy Plc                             10          122
              Scottish Power Plc                                         23          150
              Tohoku Electric Power Co. Inc.                              5           81
              Tokyo Electric Power Co. Inc.                              14          305
              Union Fenosa SA                                             3           49
              Verbund-Oesterreichische Elektrizitaetswirtschafts AG       -            4
                                                                                   3,131
Electrical Components & Equipment - 1.0%
              Bekaert SA                                                  -           11
              Casio Computer Co. Ltd.                                     2           21
              Fujikura Ltd.                                               4           24
              Furukawa Electric Co. Ltd.                                  7           23
              Hitachi Cable Ltd.                                          1            4
              Hitachi Ltd.                                               35          211
              Johnson Electric Holdings Ltd.                             17           22
              Mitsubishi Electric Corp.                                  21           87
              NEG Micon A/S (b)                                           -            2
              Sanyo Electric Co. Ltd.                                    19           99
              Sharp Corp.                                                11          174
              Stanley Electric Co. Ltd.                                   2           39
              Sumitomo Electric Industries Ltd.                           7           62
              Toshiba Corp.                                              33          125
              Ushio Inc.                                                  1           16
              Vestas Wind Systems A/S                                     1           21
                                                                                     941
Electronics - 1.7%
              Advantest Corp.                                             1           64
              Alps Electric Co. Ltd.                                      2           29
              Anritsu Corp. (b)                                           1            7
              Barco NV                                                    -           12
              Dainippon Screen Manufacturing Co. Ltd. (b)                 2           14
              Electrocomponents Plc                                       5           32
              Epcos AG (b)                                                1           18
              Fanuc Ltd.                                                  2          102
              Hirose Electric Co. Ltd.                                    -           46
              Keyence Corp.                                               -           89
              Koninklijke Philips Electronics NV                         16          467
              Kyocera Corp.                                               2          133
              Mabuchi Motor Co. Ltd.                                      -           31
              Minebea Co. Ltd.                                            4           20
              Mitsumi Electric Co. Ltd.                                   1           12
              Murata Manufacturing Co. Ltd.                               3          146
              NEC Corp.                                                  20          147
              NGK Insulators Ltd.                                         3           22
              Omron Corp.                                                 3           51
              Secom Co. Ltd.                                              3           93
              Taiyo Yuden Co. Ltd.                                        1           13
              Venture Corp. Ltd.                                          3           35
              Yokogawa Electric Corp.                                     3           43
                                                                                   1,626
Engineering & Construction - 1.0%
              ABB Ltd. (b)                                               20          101
              Acciona SA                                                  -           21
              ACS SA                                                      1           64
              Amec Plc                                                    4           18
              Auckland International Airport Ltd.                         3           16
              BAA Plc                                                    13          115
              Balfour Beatty Plc                                          5           21
              Bouygues SA                                                 2           85
              Cheung Kong Infrastructure Holdings Ltd.                    6           13
              COMSYS Holdings Corp. (b)                                   1            6
              Flughafen Wien AG                                           -            3
              Fomento de Construcciones Y Contratas SA                    1           26
              Grupo Ferrovial SA                                          1           32
              Hellenic Technodomiki Tev SA                                -            1
              JGC Corp.                                                   2           21
              Kajima Corp.                                               10           32
              Kinden Corp.                                                1            5
              Kobenhavns Lufthavne                                        -           15
              Leighton Holdings Ltd.                                      2           19
              Linde AG                                                    1           58
              New World Development Co. Ltd.                             19           15
              Nishimatsu Construction Co. Ltd.                            3           10
              Obayashi Corp.                                              7           31
              Okumura Corp.                                               3           13
              SembCorp Industries Ltd.                                   19           14
              Shimizu Corp.                                               6           23
              Singapore Technologies Engineering Ltd.                    17           20
              Skanska AB                                                  5           43
              Taisei Corp.                                               10           37
              Takuma Co. Ltd.                                             1            5
              Technical Olympic SA                                        1            4
              Toda Corp.                                                  1            3
              VA Technologie AG (b)                                       -            1
              Vinci SA                                                    1           66
                                                                                     957
Entertainment - 0.3%
              Aristocrat Leisure Ltd.                                     1            2
              EMI Group Plc                                               9           24
              Greek Organization of Football Prognostics SA               2           29
              Hilton Group Plc                                           19           77
              Oriental Land Co. Ltd.                                      1           43
              TAB Ltd.                                                    7           23
              TABCORP Holdings Ltd.                                       4           38
              Toho Co. Ltd.                                               2           19
              William Hill Plc                                            5           35
                                                                                     290
Environmental Control - 0.0%
              Kurita Water Industries Ltd.                                1           14
              Tomra Systems ASA                                           3           17
                                                                                      31
Food - 4.6%
              Ajinomoto Co. Inc.                                          7           80
              Ariake Japan Co. Ltd.                                       -            4
              Axfood AB                                                   -            9
              Cadbury Schweppes Plc                                      25          184
              Carrefour SA                                                7          383
              Casino Guichard-Perrachon SA                                -           42
              Colruyt SA                                                  -           19
              Compass Group Plc                                          27          183
              Danisco A/S                                                 1           27
              Delhaize Group                                              1           51
              Fyffes Plc                                                  6           11
              Greencore Group Plc                                         3           13
              Groupe Danone                                               2          250
              House Foods Corp.                                           1            6
              J Sainsbury Plc                                            17           94
              Jeronimo Martins (b)                                        -            3
              Katokichi Co. Ltd.                                          -            3
              Kerry Group Plc                                             1           25
              Kesko Oyj                                                   1           14
              Kikkoman Corp.                                              2           14
              Koninklijke Ahold NV (b)                                   13          100
              Meiji Dairies Corp.                                         3           13
              Meiji Seika Kaisha Ltd.                                     3           12
              Metro AG                                                    2           79
              Nestle SA                                                   5        1,229
              Nichirei Corp.                                              3           10
              Nippon Meat Packers Inc.                                    2           20
              Nisshin Seifun Group Inc.                                   2           18
              Nissin Food Products Co. Ltd.                               1           30
              Numico NV (b)                                               2           49
              Orkla ASA                                                   2           54
              Ostasiatiske Kompagni                                       -           13
              QP Corp.                                                    2           13
              Safeway Plc                                                14           69
              Snow Brand Milk Products Co. Ltd. (b)                       1            1
              Sodexho Alliance SA                                         1           31
              Suedzucker AG                                               1           10
              Tate & Lyle Plc                                             5           28
              Tesco Plc                                                  89          409
              Toyo Suisan Kaisha Ltd.                                     1           11
              Unilever NV                                                 7          451
              Unilever Plc                                               34          313
              Woolworths Ltd.                                            13          113
              Yakult Honsha Co. Ltd.                                      1           16
              Yamazaki Baking Co. Ltd.                                    1            8
                                                                                   4,515
Forest Products & Paper - 0.5%
              Billerud AB                                                 1           10
              Carter Holt Harvey Ltd.                                    15           18
              Holmen AB                                                   1           18
              Mayr-Melnhof Karton AG                                      -            5
              Nippon Unipac Holding                                       -           52
              Norske Skogindustrier ASA                                   1           23
              OJI Paper Co. Ltd.                                         10           65
              PaperlinX Ltd.                                              5           20
              Stora Enso Oyj - Class R                                    8          102
              Svenska Cellulosa AB                                        2           94
              UPM-Kymmene Oyj                                             6          121
                                                                                     528
Gas - 0.6%
              Australian Gas Light Co. Ltd.                               5           47
              Centrica Plc                                               52          195
              Gas Natural SDG SA                                          3           60
              Hong Kong & China Gas Co. Ltd.                             46           70
              Osaka Gas Co. Ltd.                                         24           65
              Snam Rete Gas SpA                                          11           48
              Tokyo Gas Co. Ltd.                                         31          110
                                                                                     595
Hand & Machine Tools - 0.5%
              Fuji Electric Co. Ltd.                                      6           13
              KCI Konecranes Oyj                                          -            3
              KONE Corp. Oyj - Class B                                    -           23
              Makita Corp.                                                1           10
              Nidec Corp.                                                 -           38
              Sandvik AB                                                  3           90
              Schindler Holding AG (b)                                    -           19
              Schneider Electric SA                                       3          167
              SMC Corp.                                                   1           87
              Techtronic Industries Co.                                   6           17
              THK Co. Ltd.                                                1           23
                                                                                     490
Healthcare - 0.7%
              Amersham Plc                                                9          117
              Cie Generale D'Optique Essilor International SA             1           63
              Cochlear Ltd.                                               1           10
              Coloplast A/S                                               -           13
              Fisher & Paykel Healthcare Corp.                            -            2
              Fresenius Medical Care AG                                   -           27
              Gambro AB                                                   4           33
              Getinge AB                                                  2           23
              Hoya Corp.                                                  1          119
              Luxottica Group SpA                                         2           31
              Nobel Biocare Holding AG                                    -           25
              Parkway Holdings Ltd.                                       2            1
              Smith & Nephew Plc                                         11           95
              SNIA SpA                                                    2            4
              SSL International Plc                                       3           18
              Synthes-Stratec Inc.                                        -           52
              Terumo Corp.                                                2           38
              William Demant Holding A/S (b)                              -            7
                                                                                     678
Holding Companies - Diversified - 0.7%
              DCC Plc                                                     1           12
              Groupe Bruxelles Lambert SA                                 1           50
              Haw Par Corp. Ltd.                                          1            3
              Hutchison Whampoa Ltd.                                     26          192
              Keppel Corp. Ltd.                                           6           22
              LVMH Moet Hennessy Louis Vuitton SA                         3          216
              Patrick Corp. Ltd.                                          2           21
              Swire Pacific Ltd.                                         11           65
              Tomkins Plc                                                10           47
              Viohalco                                                    -            2
              Wharf Holdings Ltd.                                        14           39
                                                                                     669
Home Builders - 0.3%
              Barratt Developments Plc                                    3           26
              Berkeley Group Plc                                          2           25
              Daiwa House Industry Co. Ltd.                               5           53
              George Wimpey  Plc                                          4           27
              Persimmon Plc                                               3           29
              Sekisui Chemical Co. Ltd.                                   5           25
              Sekisui House Ltd.                                          6           62
              Taylor Woodrow Plc                                          6           29
                                                                                     276
Home Furnishings - 1.0%
              Bang & Olufsen A/S                                          -            4
              Electrolux AB - Series B                                    4           79
              Fisher & Paykel Appliances Holdings Ltd.                    1            3
              Matsushita Electric Industrial Co. Ltd.                    25          348
              MFI Furniture Group Plc                                     8           20
              Pioneer Corp.                                               2           53
              SONY Corp.                                                 11          367
              Thomson                                                     3           63
              Yamaha Corp.                                                2           33
                                                                                     970
Household Products - 0.3%
              Henkel KGaA                                                 1           55
              Reckitt Benckiser Plc                                       7          166
              Societe BIC SA                                              -           21
              Toto Ltd.                                                   4           34
              Waterford Wedgwood Plc                                      3            1
                                                                                     277
Insurance - 4.4%
              Aegon NV                                                   16          242
              Alleanza Assicurazioni SpA                                  5           59
              Allianz AG                                                  4          446
              Amp Limited                                                22           84
              Assicurazioni Generali SpA                                 12          308
              Aviva Plc                                                  27          240
              AXA                                                        17          366
              CNP Assurances                                              1           28
              Corporacion Mapfre SA                                       1           15
              Daido Life Insurance Co. Ltd.                               -           39
              Friends Provident Plc                                      20           48
              HHG Plc (b)                                                17           12
              ING Groep NV                                               21          495
              Insurance Australia Group Ltd.                             21           66
              Legal & General Group Plc                                  79          142
              Mediolanum SpA                                              4           28
              Millea Holdings Inc.                                        -          235
              Mitsui Sumitomo Insurance Co. Ltd.                         15          123
              Muenchener Rueckversicherungs AG                            2          223
              Pohjola Group Plc - Class D                                 -            3
              Prudential Plc                                             24          206
              QBE Insurance Group Ltd.                                    8           64
              Riunione Adriatica di Sicurta SpA                           3           58
              Royal & Sun Alliance Insurance Group Plc                   32           51
              Skandia Forsakrings AB                                      9           33
              Sompo Japan Insurance Inc.                                  9           74
              Storebrand ASA (b)                                          2           15
              Swiss Reinsurance                                           4          265
              Topdanmark A/S (b)                                          -           21
              Zurich Financial Services AG (b)                            2          251
                                                                                   4,240
Internet - 0.1%
              Softbank Corp.                                              3           76
              Trend Micro Inc. (b)                                        1           27
              Wanadoo (b)                                                 5           38
                                                                                     141
Investment Companies - 0.1%
              Independent Newspapers Ltd.                                 2            5
              Macquarie Infrastructure Group                             23           60
                                                                                      65
Iron & Steel - 0.6%
              Acerinox SA                                                 1           28
              Arcelor                                                     4           73
              BHP Steel Ltd.                                             10           41
              Boehler-Uddeholm AG                                         -            2
              JFE Holdings Inc.                                           5          147
              Nippon Steel Corp.                                         66          142
              OneSteel Ltd.                                               9           14
              Rautaruukki Oyj (b)                                         -            3
              Ssab Svenskt Stal AB                                        1           14
              Sumitomo Metal Industries Ltd.                             35           35
              ThyssenKrupp AG                                             4           72
              Voestalpine AG                                              -           10
                                                                                     581
Leisure Time - 0.2%
              Amer Group Ltd.                                             -           13
              Carnival Plc                                                2           82
              Kuoni Reisen Holding AG                                     -           15
              Namco Ltd.                                                  1           16
              Sankyo Co. Ltd.                                             1           16
              Shimano Inc.                                                1           21
              TUI AG                                                      1           27
              Yamaha Motor Co. Ltd.                                       1           11
                                                                                     201
Lodging - 0.2%
              Accor SA                                                    2          105
              InterContinental Hotels Group Plc                           9           82
              NH Hoteles SA (b)                                           1           13
              Overseas Union Enterprise Ltd.                              1            4
              Shangri-La Asia Ltd.                                       14           13
              Sky City Entertainment Group Ltd.                           7           21
                                                                                     238
Machinery - 0.4%
              Alstom (b)                                                  6           10
              Amada Co. Ltd.                                              3           16
              Atlas Copco AB                                              2           79
              Ebara Corp.                                                 3           13
              Komatsu Ltd.                                               11           70
              Komori Corp.                                                1           15
              Kubota Corp.                                               12           49
              MAN AG                                                      1           33
              Metso Oyj                                                   2           20
              Sumitomo Heavy Industries Ltd. (b)                          7           16
              Toyota Industries Corp.                                     2           36
                                                                                     357
Manufacturing - 1.8%
              AGFA-Gevaert NV                                             1           36
              Alfa Laval AB                                               1           12
              Amano Corp.                                                 1            7
              Ansell Ltd.                                                 3           14
              BBA Group Plc                                               6           28
              FKI Plc                                                     9           18
              Fuji Photo Film Co. Ltd.                                    6          194
              Futuris Corp. Ltd.                                          2            3
              IMI Plc                                                     4           23
              Invensys Plc (b)                                           40           13
              Ishikawajima-Harima Heavy Industries Co. Ltd.              12           17
              Kawasaki Heavy Industries Ltd.                             13           16
              Konica Corp.                                                5           67
              Mitsubishi Heavy Industries Ltd.                           33           92
              Nikon Corp. (b)                                             3           45
              NKT Holding A/S                                             -            2
              Novar Plc                                                   6           14
              Olympus Optical Co. Ltd.                                    3           65
              Orica Ltd.                                                  3           31
              Siemens AG                                                 10          781
              Smiths Group Plc                                            6           76
              Sulzer AG                                                   -           16
              Trelleborg AB                                               1           20
              Uponor Oyj                                                  -           13
              Wartsila Oyj                                                1           12
              Wesfarmers Ltd.                                             5           91
                                                                                   1,706
Media - 2.0%
              Amoldo Mondadori Editore SpA                                2           18
              Antena 3 Television SA (b)                                  -            7
              British Sky Broadcasting Plc (b)                           15          192
              Carlton Communications Plc                                  7           29
              Daily Mail & General Trust                                  4           48
              EMAP Plc                                                    3           48
              Eniro AB                                                    2           16
              Fuji Television Network Inc.                                -           16
              Granada Plc                                                32           69
              Gruppo Editoriale L'Espresso SpA                            2           14
              Independent News & Media Plc                                6           15
              John Fairfax Holdings Ltd.                                 11           30
              Lagardere S.C.A.                                            2           89
              Mediaset SpA                                                7           87
              Modern Times Group AB (b)                                   1           15
              News Corp. Ltd.                                            18          163
              Pearson Plc                                                10          106
              Promotora de Informaciones SA (Prisa)                       1           17
              ProSieben Sat.1 Media AG                                    1           19
              Publishing & Broadcasting Ltd.                              2           17
              Reed Elsevier NV                                            7           90
              Reed Elsevier Plc                                          16          132
              Reuters Group Plc                                          18           74
              Schibsted ASA                                               1           14
              SCMP Group Ltd.                                             4            2
              Seat Pagine Gialle SpA (b)                                 53           45
              Singapore Press Holdings Ltd.                               5           56
              Societe Television Francaise 1                              1           52
              Television Broadcasts Ltd.                                  3           15
              Tokyo Broadcasting System Inc.                              -            6
              United Business Media Plc                                   4           38
              Vivendi Universal SA (b)                                   11          269
              VNU NV                                                      3           81
              Wolters Kluwer NV                                           3           53
              Yell Group Plc                                              5           28
                                                                                   1,970
Metal Fabrication & Hardware - 0.1%
              Assa Abloy AB - Class B                                     3           40
              Hoganas AB                                                  -            4
              NSK Ltd.                                                    5           18
              NTN Corp.                                                   6           29
              SKF AB                                                      1           39
              SKF AB - Class A                                            -            8
                                                                                     138
Mining - 1.5%
              Alumina Ltd.                                               13           65
              Aluminum of Greece S.A.I.C.                                 -            2
              BHP Billiton Ltd.                                          45          417
              BHP Billiton Plc                                           30          262
              Dowa Mining Co. Ltd.                                        3           16
              Iluka Resources Ltd.                                        4           12
              Mitsubishi Materials Corp. (b)                             11           17
              Mitsui Mining & Smelting Co. Ltd.                           6           25
              Newcrest Mining Ltd.                                        4           41
              Outokumpu Oyj                                               1           16
              Rio Tinto Ltd.                                              4          102
              Rio Tinto Plc                                              13          356
              Sumitomo Metal Mining Co. Ltd.                              6           45
              Umicore                                                     -           16
              WMC Resources Ltd. (b)                                     14           59
                                                                                   1,451
Office & Business Equipment - 0.7%
              Canon Inc.                                                 10          465
              OCE NV                                                      1           19
              Ricoh Co. Ltd.                                              8          158
              Seiko Epson Corp.                                           1           37
                                                                                     679
Office Furnishings - 0.0%
              Kokuyo Co. Ltd.                                             1            9

Oil & Gas Producers - 7.6%
              BG Group Plc                                               43          219
              BP Plc                                                    268        2,173
              ENI-Ente Nazionale Idrocarburi SpA                         32          594
              Hellenic Petroleum SA                                       2           16
              Nippon Mining Holdings Inc.                                 6           21
              Nippon Oil Corp.                                           15           76
              Norsk Hydro ASA                                             2          111
              OMV AG                                                      -           30
              Origin Energy Ltd.                                          8           29
              Repsol YPF SA                                              11          217
              Royal Dutch Petroleum Co. - NYS                            25        1,334
              Santos Ltd.                                                 7           38
              Shell Transport & Trading Co. Plc                         117          872
              Showa Shell Sekiyu KK                                       1            8
              Statoil ASA                                                 5           61
              Teikoku Oil Co. Ltd.                                        3           15
              TonenGeneral Sekiyu KK                                      4           33
              Total Fina Elf SA                                           8        1,450
              Woodside Petroleum Ltd.                                     6           63
                                                                                   7,360
Oil & Gas Services - 0.0%
              Aker Kvaerner ASA (b)                                       -            2
              Smedvig ASA - Class A                                       -            2
              Technip-Coflexip SA                                         -           21
                                                                                      25
Packaging & Containers - 0.2%
              Amcor Ltd.                                                 10           64
              Rexam Plc                                                   7           57
              Toyo Seikan Kaisha Ltd.                                     2           28
                                                                                     149
Pharmaceuticals - 7.5%
              Alliance Unichem Plc                                        3           26
              Altana AG                                                   1           50
              AstraZeneca Plc                                            21          993
              Aventis SA                                                  8          542
              Celesio AG                                                  -           17
              Celltech Group Plc (b)                                      3           20
              Chugai Pharmaceutical Co. Ltd.                              3           47
              CSL Ltd.                                                    2           28
              Daiichi Pharmaceutical Co. Ltd.                             3           49
              Eisai Co. Ltd.                                              3           73
              Elan Corp. Plc (b)                                          5           35
              Fujisawa Pharmaceutical Co. Ltd.                            3           64
              GlaxoSmithKline Plc                                        72        1,656
              H Lundbeck A/S                                              1           10
              Kyowa Hakko Kogyo Co. Ltd.                                  4           26
              Mayne Group Ltd.                                           10           24
              Merck KGaA                                                  1           29
              Novartis AG                                                29        1,309
              Novo-Nordisk A/S                                            3          126
              Omega Pharma SA                                             -            3
              Orion-Yhtymae Oy                                            -            6
              Roche Holding AG Bearer                                     -           59
              Roche Holding AG Genusschein                                9          864
              Sankyo Co. Ltd.                                             4           77
              Sanofi-Synthelabo SA                                        4          333
              Schering AG                                                 2          103
              Serono SA - Class B                                         -           54
              Shionogi & Co. Ltd.                                         4           74
              Suzuken Co. Ltd.                                            -           10
              Taisho Pharmaceutical Co. Ltd.                              2           36
              Takeda Chemical Industries Ltd.                            10          404
              UCB SA                                                      1           37
              Yamanouchi Pharmaceutical Co. Ltd.                          4          115
                                                                                   7,299
Real Estate - 1.7%
              British Land Co. Plc                                        6           61
              Canary Wharf Group Plc (b)                                  5           26
              CapitaLand Ltd.                                            16           15
              Castellum AB                                                1           12
              Centro Properties Group                                     8           23
              CFS Gandel Retail Trust                                    17           17
              Cheung Kong Holdings Ltd.                                  18          143
              City Developments Ltd.                                      5           18
              Cofinimmo SA                                                -           14
              Commonwealth Property Office Fund                           9            8
              Corio NV                                                    1           21
              Daito Trust Construction Co. Ltd.                           1           36
              Deutsche Office Trust                                      16           13
              Drott AB                                                    1           21
              Gecina SA (b)                                               -           31
              General Property Trust                                     22           49
              Great Portland Estates Plc                                  3           12
              Hammerson Plc                                               3           38
              Hang Lung Properties Ltd.                                  14           18
              Henderson Land Development Co. Ltd.                         9           40
              Hopewell Holdings                                           8           12
              Hysan Development Co. Ltd.                                 10           15
              Immofinanz Immobilien Anlagen AG (b)                        2           17
              Investa Property Group                                     17           25
              Japan Real Estate Investment Corp.                          -           19
              Klepierre                                                   -           18
              Land Securities Group Plc                                   5           97
              Lend Lease Corp. Ltd.                                       5           37
              Liberty International Plc                                   3           35
              Macquarie Goodman Industrial Trust                         17           22
              Mirvac Group                                                7           24
              Mitsubishi Estate Co. Ltd.                                 12          114
              Mitsui Fudosan Co. Ltd.                                     8           72
              Nippon Building Fund Inc.                                   -           19
              Rodamco Europe NV                                           1           31
              Sacyr Vallehermoso SA                                       1           21
              Sino Land Co.                                              10            6
              Slough Estates Plc                                          5           38
              Stockland                                                  14           57
              Sumitomo Realty & Development Co. Ltd.                      4           35
              Sun Hung Kai Properties Ltd.                               16          132
              Unibail Holding                                             1           47
              United Overseas Land Ltd.                                   2            2
              Wereldhave NV                                               -           22
              Westfield Holdings Ltd.                                     5           56
              Westfield Trust (b)                                         1            2
              Westfield Trust                                            26           70
                                                                                   1,663
Retail - 2.5%
              Aeon Co. Ltd.                                               3           94
              Aoyama Trading Co. Ltd.                                     1           16
              Autobacs Seven Co. Ltd.                                     -            2
              Autogrill SpA (b)                                           2           24
              Boots Group Plc                                            10          122
              Bulgari SpA                                                 2           19
              Citizen Watch Co. Ltd.                                      3           28
              Coles Myer Ltd.                                            14           78
              Compagnie Financiere Richemont AG - Class A                 6          152
              Daimaru Inc.                                                3           17
              D'ieteren NV                                                -            3
              Dixons Group Plc                                           22           54
              Douglas Holding AG                                          -           11
              Enterprise Inns Plc                                         2           33
              FamilyMart Co. Ltd.                                         1           18
              Fast Retailing Co. Ltd.                                     1           43
              Folli - Follie SA                                           -            3
              Giordano International Ltd.                                24           11
              Grafton Group Plc (b)                                       2           12
              GUS Plc                                                    12          170
              Hankyu Department Stores Inc.                               1            7
              Harvey Norman Holdings Ltd.                                 8           18
              Hellenic Duty Free Shops SA                                 1           10
              Hennes & Mauritz AB - Class B                               6          140
              ID                                                          2           21
              Inditex SA                                                  3           56
              Isetan Co. Ltd.                                             2           22
              Ito-Yokado Co. Ltd.                                         4          126
              KarstadtQuelle AG                                           1           12
              Kesa Electricals Plc                                        6           30
              Kingfisher Plc                                             28          140
              Koninklijke Vendex KBB NV                                   1           17
              Lawson Inc.                                                 1           27
              Marks & Spencer Group Plc                                  27          139
              Marui Co. Ltd.                                              4           53
              Matsumotokiyoshi Co. Ltd.                                   -            9
              Mitchells & Butlers Plc                                     7           29
              Mitsukoshi Ltd. (b)                                         5           20
              Next Plc                                                    4           70
              Pinault-Printemps-Redoute SA                                1           78
              Saizeriya Co. Ltd.                                          -            1
              Seven-Eleven Japan Co. Ltd.                                 5          152
              Shimachu Co. Ltd.                                           1           14
              Shimamura Co. Ltd.                                          -           20
              Signet Group Plc                                           21           39
              Skylark Co. Ltd.                                            1           18
              Sonae SGPS SA (b)                                          15           13
              Swatch Group AG                                             1           18
              Swatch Group AG - Class B                                   -           52
              Takashimaya Co. Ltd.                                        3           21
              USS Co. Ltd.                                                -           21
              Valora Holding AG                                           -            7
              Warehouse Group Ltd.                                        1            3
              Whitbread Plc                                               4           47
              Yamada Denki Co. Ltd.                                       1           27
                                                                                   2,387
Semiconductors - 0.8%
              ARM Holdings Plc (b)                                       13           29
              ASM Pacific Technology                                      1            4
              ASML Holding NV (b)                                         6          110
              Chartered Semiconductor Manufacturing Ltd. (b)             14           14
              Infineon Technologies AG (b)                                6           79
              Rohm Co. Ltd.                                               1          153
              ST Assembly Test Services Ltd. (b)                          1            1
              STMicroelectronics NV                                       7          192
              Tokyo Electron Ltd.                                         2          137
              Unaxis Holding AG                                           -           23
                                                                                     742
Shipbuilding - 0.0%
              Mitsui Engineering & Shipbuilding Co. Ltd.                 10           17
              SembCorp Marine Ltd.                                        7            4
                                                                                      21
Software - 0.7%
              Business Objects SA (b)                                     1           25
              Capcom Co. Ltd.                                             -            3
              Dassault Systemes SA                                        1           32
              Hitachi Software Engineering Co. Ltd.                       -           10
              Konami Corp.                                                1           26
              Misys Plc                                                   7           27
              Nomura Research Institute Ltd.                              -           29
              Oracle Corp. Japan                                          -           21
              Sage Group Plc                                             16           50
              SAP AG                                                      3          422
                                                                                     645
Storage/Warehousing - 0.0%
              Mitsubishi Logistics Corp.                                  1            8

Telecommunications - 4.2%
              BT Group Plc                                              105          354
              Cable & Wireless Plc                                       29           69
              Deutsche Telekom AG (b)                                    31          559
              Elisa Communications Oyj - Class A (b)                      2           24
              France Telecom SA (b)                                      13          374
              Hellenic Telecommunications Organization SA                 3           39
              Nippon Telegraph & Telephone Corp.                          -          309
              PCCW Ltd. (b)                                              40           26
              Portugal Telecom SGPS SA                                   11          113
              PT-Multimedia - Servicos de Telecomunicacoes e Multimedia SG1S SA (b)   16
              Royal KPN NV (b)                                           26          198
              Singapore Telecommunications Ltd.                          73           84
              Swisscom AG                                                 -          105
              TDC A/S                                                     2           58
              Tele2 AB - Class B (b)                                      1           64
              Telecom Corp.                                              23           82
              Telecom Italia SpA (b)                                    180          472
              Telefonica SA                                              57          838
              Telekom Austria AG (b)                                      2           30
              Telenor ASA                                                 9           56
              TeliaSonera AB                                             19           98
              Telstra Corp. Ltd.                                         25           91
              Tiscali SpA (b)                                             2           15
                                                                                   4,074
Telecommunications Equipment - 1.7%
              Alcatel SA (b)                                             15          190
              GN Store Nord (b)                                           3           19
              Intracom SA                                                 1            3
              Kudelski SA (b)                                             1           18
              Nokia Oyj                                                  58        1,005
              NTT Data Corp.                                              -           61
              Oki Electric Industry Co. Ltd. (b)                          7           27
              Tandberg ASA (b)                                            2           15
              Telefonaktiebolaget LM Ericsson (b)                       177          317
                                                                                   1,655
Textiles - 0.2%
              Kuraray Co. Ltd.                                            4           34
              Mitsubishi Rayon Co. Ltd.                                   7           26
              Nisshinbo Industries Inc.                                   1            6
              Teijin Ltd.                                                10           29
              Texwinca Holdings Ltd.                                      6            4
              Toray Industries Inc.                                      14           59
              Toyobo Co. Ltd.                                             7           15
                                                                                     173
Tobacco - 0.7%
              Altadis SA                                                  3           96
              British American Tobacco Plc                               19          265
              Imperial Tobacco Group Plc                                  9          174
              Japan Tobacco Inc.                                          -           66
              Swedish Match AB                                            4           39
                                                                                     640
Toys & Hobbies - 0.2%
              Bandai Co. Ltd.                                             1           25
              Nintendo Co. Ltd.                                           1          112
              Sega Corp. (b)                                              2           16
                                                                                     153
Transportation - 1.4%
              Amadeus Global Travel Distribution SA                       2           15
              Associated British Ports Holdings Plc                       4           32
              Central Japan Railway Co.                                   -           95
              ComfortDelGro Corp. Ltd.                                   17            8
              Compagnie Maritime Belge SA                                 -            2
              Dampskibsselskabet Svendborg                                -           94
              Deutsche Post AG                                            5           95
              DSV De Sammensluttede Vognmaend af                          -            9
              East Japan Railway Co.                                      -          193
              Exel Plc                                                    4           49
              Firstgroup Plc                                              6           27
              Frontline Ltd.                                              1           21
              Kawasaki Kisen Kaisha Ltd.                                  5           25
              Keihin Electric Express Railway Co. Ltd.                    4           23
              Keio Electric Railway Co. Ltd.                              6           31
              Kinki Nippon Railway Co. Ltd. (b)                          18           54
              Mitsui O.S.K. Lines Ltd.                                   10           49
              MTR Corp.                                                  18           24
              Neptune Orient Lines Ltd. (b)                              13           17
              Nippon Express Co. Ltd.                                     9           42
              Nippon Yusen Kabushiki Kaisha                              11           50
              Peninsular and Oriental Steam Navigation Co.               10           41
              Seino Transportation Co. Ltd.                               1            8
              SembCorp Logistics Ltd.                                     1            1
              Stagecoach Group Plc                                       12           17
              Tobu Railway Co. Ltd.                                       9           32
              Tokyu Corp.                                                12           62
              Toll Holdings Ltd.                                          3           16
              TPG NV                                                      4           92
              West Japan Railway Co.                                      -           55
              Yamato Transport Co. Ltd.                                   5           59
                                                                                   1,338
Venture Capital - 0.1%
              3i Group Plc                                                7           82
              Jafco Co. Ltd.                                              -           23
                                                                                     105
Water - 0.5%
              Kelda Group Plc                                             4           36
              Severn Trent Plc                                            4           55
              Sociedad General de Aguas de Barcelona SA                   -            5
              Suez SA                                                    10          197
              United Utilities Plc                                       11           80
              Veolia Environnement                                        3           73
                                                                                     446
Wireless Telecommunications - 2.9%
              Mobistar SA (b)                                             -           11
              NTT DoCoMo Inc.                                             -          474
              SmarTone Telecommunications Holding Ltd.                    7            7
              TIM SpA                                                    46          250
              Vodafone Group Plc                                        827        2,049
              Vodafone-Panafon SA                                         2           17
                                                                                   2,808

              Total Common Stocks (cost $74,555)                                  89,131

Preferred Stocks - 0.3%
Auto Manufacturers - 0.1%
              Porsche AG                                                  -           60
              Volkswagen AG                                               1           43
                                                                                     103
Cosmetics & Personal Care - 0.0%
              Wella AG                                                    -           12

Healthcare - 0.0%
              Fresenius Medical Care AG                                   -           18

Media - 0.2%
              News Corp. Ltd.                                            28          211
              Total Preferred Stocks (cost $283)                                     344

Warrants - 0.0%
Commercial Services - 0.0%
              Hopewell Highway Infrastructure, Strike Price 4.18 HKD,
              Expiring 08/05/06                                           1            -

Machinery - 0.0%
              Alstom, Strike Price 1.25 EUR, Expiring 01/09/04            1            -

              Total Warrants (cost $2)                                                 -

Short Term Investments - 7.4%
Money Market Funds - 6.9%
              Dreyfus Cash Management Plus, 0.898% (a)                4,818        4,818
              Dreyfus Government Cash Management, 0.893% (a)          1,923        1,923
                                                                                   6,741
U.S. Treasury Bills - 0.5%
              U.S. Treasury Bill, 0.895%, 03/11/04 (l)                  450          449

              Total Short Term Investments (cost $7,190)                           7,190

Total Investments - 99.5% (cost $82,030)                             96,665
Other Assets and Liabilities, Net - 0.5%                                461
Total Net Assets - 100%                                              97,126

JNL/Oppenheimer Global Growth Fund
Common Stocks - 91.9%
Advertising - 0.8%
              JC Decaux SA (b)                                           21          349
              WPP Group Plc                                              47          465
                                                                                     814
Aerospace & Defense - 3.4%
              Boeing Co.                                                 12          514
              Empresa Brasileira de Aeronautica SA - ADR                 35        1,212
              Lockheed Martin Corp.                                      10          529
              Northrop Grumman Corp.                                      5          516
              Raytheon Co.                                               25          751
                                                                                   3,522
Banks - 9.0%
              ABN Amro Holding NV                                        61        1,427
              Australia & New Zealand Banking Group Ltd.                 34          455
              Bank One Corp.                                             40        1,842
              ICICI Bank Ltd. - ADR                                      75        1,293
              Northern Trust Corp.                                        5          227
              Resona Holdings Inc. (b)                                  242          305
              Royal Bank of Scotland Group Plc                           39        1,162
              Societe Generale                                           17        1,519
              Wachovia Corp.                                             26        1,196
                                                                                   9,426
Beverages - 1.6%
              Cia de Bebidas das Americas - ADR                          24          614
              Diageo Plc                                                 17          228
              Fomento Economico Mexicano SA de CV                       124          458
              Grupo Modelo SA                                           168          401
                                                                                   1,701
Biotechnology - 2.2%
              Affymetrix Inc. (b)                                        18          445
              Amgen Inc. (b)                                             12          717
              Biogen Idec Inc. (b)                                        3           99
              Genentech Inc. (b)                                          3          243
              Human Genome Sciences Inc. (b)                             13          172
              Millennium Pharmaceuticals Inc. (b)                        12          232
              Qiagen NV (b)                                              35          435
                                                                                   2,343
Chemicals - 0.4%
              International Flavors & Fragrances Inc.                    13          471

Commercial Services - 0.4%
              Rentokil Initial Plc                                      125          426

Computers - 3.9%
              Cadence Design Systems Inc. (b)                           147        2,638
              International Business Machines Corp.                       5          438
              Sandisk Corp. (b)                                           2          104
              Synopsys Inc. (b)                                          26          862
                                                                                   4,042
Cosmetics & Personal Care - 1.1%
              Gillette Co.                                               22          812
              Shiseido Co. Ltd.                                          29          352
                                                                                   1,164
Diversified Financial Services - 3.2%
              American Express Co.                                       18          873
              Charles Schwab Corp.                                       38          450
              Citigroup Inc.                                              9          422
              Credit Saison Co. Ltd.                                     20          443
              Fannie Mae                                                  5          383
              MBNA Corp.                                                 18          451
              MLP AG (b)                                                 15          295
                                                                                   3,317
Electrical Components & Equipment - 1.7%
              Samsung Electronics Co. Ltd.                                3          961
              Sharp Corp.                                                51          805
                                                                                   1,766
Electronics - 1.3%
              Applera Corp. - Applied Biosystems Group                   21          437
              Keyence Corp.                                               2          437
              Murata Manufacturing Co. Ltd.                               9          486
                                                                                   1,360
Engineering & Construction - 0.3%
              JGC Corp.                                                  20          209
              Leighton Holdings Ltd.                                      9           78
                                                                                     287
Entertainment - 0.9%
              International Game Technology                              27          950

Food - 1.4%
              Cadbury Schweppes Plc                                     142        1,040
              Carrefour SA                                                8          432
                                                                                   1,472
Gas - 0.5%
              Hong Kong & China Gas Co. Ltd.                            322          492

Healthcare - 2.7%
              Cie Generale D'Optique Essilor International SA             8          392
              Johnson & Johnson                                          14          702
              Oxford Health Plans (b)                                     9          400
              Quest Diagnostics Inc.                                     12          863
              Smith & Nephew Plc                                         58          486
                                                                                   2,843
Holding Companies - Diversified - 0.4%
              Hutchison Whampoa Ltd.                                     58          428
Household Products - 3.1%
              Hindustan Lever Ltd.                                      176          791
              Reckitt Benckiser Plc                                      85        1,933
              Societe BIC SA                                             10          482
                                                                                   3,207
Insurance - 4.8%
              ACE Ltd.                                                   21          875
              Aegon NV                                                   71        1,046
              Allianz AG                                                 10        1,203
              Berkshire Hathaway Inc. - Class B (b)                       -          873
              Everest Re Group Ltd.                                       6          465
              Manulife Financial Corp.                                   16          524
                                                                                   4,986
Internet - 1.2%
              Symantec Corp. (b)                                          6          194
              Trend Micro Inc. (b)                                       21          564
              Yahoo Japan Corp. (b)                                       -          470
                                                                                   1,228
Manufacturing - 0.3%
              Bombardier Inc. - Class B                                  67          285
Media - 8.9%
              Grupo Televisa SA - ADR                                    18          710
              Pearson Plc                                                84          935
              Reed Elsevier Plc                                          87          724
              Singapore Press Holdings Ltd.                              56          629
              Sirius Satellite Radio Inc. (b)                         1,027        3,246
              Societe Television Francaise 1                             15          528
              Television Broadcasts Ltd.                                191          965
              Vivendi Universal SA (b)                                   23          564
              Wolters Kluwer NV                                          31          492
              ZEE Telefilms Ltd.                                        199          654
                                                                                   9,447
Office & Business Equipment - 0.4%
              Canon Inc.                                                  9          419
Oil & Gas Producers - 4.5%
              BP Plc - ADR                                               18          865
              Burlington Resources Inc.                                   7          388
              ChevronTexaco Corp.                                        10          864
              EnCana Corp.                                               15          604
              ENI-Ente Nazionale Idrocarburi SpA                         23          440
              Husky Energy Inc.                                          57        1,042
              Total Fina Elf SA                                           2          461
                                                                                   4,664
Pharmaceuticals - 10.0%
              Aventis SA                                                 12          772
              Chugai Pharmaceutical Co. Ltd.                             31          448
              Eli Lilly & Co.                                             7          478
              Express Scripts Inc. - Class A (b)                          7          472
              Gilead Sciences Inc. (b)                                   15          872
              Mylan Laboratories Inc.                                    19          470
              Novartis AG                                                17          782
              Pfizer Inc.                                                28        1,001
              Roche Holding AG Genusschein                               13        1,341
              Sanofi-Synthelabo SA                                       26        1,958
              Schering-Plough Corp.                                      34          583
              Shionogi & Co. Ltd.                                        51          950
              Teva Pharmaceutical Industries Ltd. - ADR                   8          431
                                                                                  10,558
Retail - 4.8%
              Boots Group Plc                                            44          540
              Circuit City Stores Inc. - Circuit City Group              55          557
              Dixons Group Plc                                          385          957
              Gap Inc.                                                   23          522
              Hennes & Mauritz AB - Class B                              41          972
              Panera Bread Co. - Class A (b)                              5          202
              RadioShack Corp.                                           14          423
              Seven-Eleven Japan Co. Ltd.                                13          394
              Starbucks Corp. (b)                                        15          479
                                                                                   5,046
Semiconductors - 2.7%
              Advanced Micro Devices Inc. (b)                            82        1,225
              National Semiconductor Corp. (b)                           24          954
              Novellus Systems Inc. (b)                                  11          441
              Nvidia Corp. (b)                                            7          160
                                                                                   2,780
Software - 3.0%
              BEA Systems Inc. (b)                                       37          458
              Electronic Arts Inc. (b)                                    4          177
              IMS Health Inc.                                            23          562
              Infosys Technologies Ltd.                                   7          911
              Red Hat Inc. (b)                                           15          274
              Sybase Inc. (b)                                            25          505
              Veritas Software Corp. (b)                                  7          256
                                                                                   3,143
Telecommunications - 4.1%
              Amdocs Ltd. (b)                                            18          394
              France Telecom SA (b)                                      51        1,449
              KDDI Corp.                                                  -        2,492
                                                                                   4,335
Telecommunications Equipment - 4.1%
              Alcatel SA (b)                                             45          575
              Cisco Systems Inc. (b)                                     23          559
              JDS Uniphase Corp. (b)                                    194          708
              Juniper Networks Inc. (b)                                  14          258
              Scientific-Atlanta Inc.                                    13          366
              Tandberg ASA (b)                                          111          814
              Telefonaktiebolaget LM Ericsson (b)                       553          991
                                                                                   4,271
Transportation - 0.4%
              Amadeus Global Travel Distribution SA                      62          403
Venture Capital - 0.4%
              3i Group Plc                                               39          428
Wireless Telecommunications - 4.0%
              Qualcomm Inc.                                              45        2,432
              SK Telecom Co. Ltd. - ADR                                  16          289
              SK Telecom Co. Ltd.                                         2          294
              Vodafone Group Plc                                        469        1,163
                                                                                   4,178

              Total Common Stocks (cost $78,164)                                  96,202

Corporate Bonds - 0.2%
Biotechnology - 0.2%
              Nektar Therapeutics, 3.00%, 06/30/10 (e) (j)              126          171
Cosmetics & Personal Care - 0.0%
              Hindustan Lever Ltd., 9.00%, 01/01/05 INR                 926           21
              Total Corporate Bonds (cost $146)                                      192

Preferred Stocks - 2.5%
Auto Manufacturers - 1.0%
              Porsche AG                                                  2        1,084
Pharmaceuticals - 0.5%
              Fresenius AG                                                8          563
Telecommunications - 0.9%
              Tele Norte Leste Participacoes SA                      58,941          928
              Total Preferred Stocks (cost $1,949)                                 2,575

Short Term Investments - 8.8%
Money Market Funds - 8.8%
              Dreyfus Cash Management Plus, 0.898% (a)                5,166        5,166
              Dreyfus Government Cash Management, 0.893% (a)          4,025        4,025
              Total Short Term Investments (cost $9,191)                           9,191

Total Investments - 103.4% (cost $89,450)                           108,160
Other Assets and Liabilities, Net -  (3.4%)                          -3,535
Total Net Assets - 100%                                             104,625

JNL/Oppenheimer Growth Fund
Common Stocks - 92.4%
Beverages - 1.3%
              PepsiCo Inc.                                                9          429
Biotechnology - 9.4%
              Amgen Inc. (b)                                             22        1,334
              Genentech Inc. (b)                                         18        1,667
              Medimmune Inc. (b)                                          3           86
                                                                                   3,087
Computers - 5.4%
              Dell Inc. (b)                                              40        1,373
              EMC Corp. (b)                                              33          421
                                                                                   1,794
Cosmetics & Personal Care - 0.9%
              Avon Products Inc.                                          5          304
Diversified Financial Services - 6.6%
              American Express Co.                                       15          709
              Citigroup Inc.                                             22        1,082
              Morgan Stanley                                              7          385
                                                                                   2,176
Healthcare - 6.2%
              Boston Scientific Corp. (b)                                17          632
              Stryker Corp.                                               8          652
              Varian Medical Systems Inc. (b)                            11          764
                                                                                   2,048
Insurance - 3.7%
              American International Group Inc.                           9          616
              Radian Group Inc.                                          12          605
                                                                                   1,221
Internet - 8.2%
              Amazon.Com Inc. (b)                                         4          184
              eBay Inc. (b)                                               5          336
              Symantec Corp. (b)                                         29          994
              Yahoo! Inc. (b)                                            27        1,207
                                                                                   2,721
Investment Companies - 4.3%
              Nasdaq-100 Index Tracking Stock                            39        1,422
Leisure Time - 0.7%
              Harley-Davidson Inc.                                        5          219
Manufacturing - 4.1%
              General Electric Co.                                       44        1,348
Media - 6.7%
              Clear Channel Communications Inc.                           4          164
              Comcast Corp. - Class A (b)                                 7          243
              COX Communications Inc. (b)                                 9          320
              EchoStar Communications Corp. (b)                          15          515
              Univision Communications Inc. (b)                          24          953
                                                                                   2,195
Pharmaceuticals - 11.6%
              Eli Lilly & Co.                                             6          411
              Gilead Sciences Inc. (b)                                   24        1,397
              Pfizer Inc.                                                37        1,307
              Teva Pharmaceutical Industries Ltd. - ADR                  13          760
                                                                                   3,875
Retail - 7.5%
              Gap Inc.                                                    9          216
              Staples Inc. (b)                                           24          661
              Target Corp.                                               13          500
              Walgreen Co.                                                6          218
              Wal-Mart Stores Inc.                                       16          865
                                                                                   2,460
Semiconductors - 3.3%
              Intel Corp.                                                26          840
              Texas Instruments Inc.                                      8          238
                                                                                   1,078
Software - 9.6%
              Microsoft Corp.                                            64        1,749
              Oracle Corp. (b)                                           65          862
              Veritas Software Corp. (b)                                 15          563
                                                                                   3,174
Telecommunications Equipment - 2.9%
              Cisco Systems Inc. (b)                                     21          503
              Scientific-Atlanta Inc.                                    16          449
                                                                                     952

              Total Common Stocks (cost $26,932)                                  30,503

Short Term Investments - 8.5%
 Money Market Funds - 5.6%
              Dreyfus Cash Management Plus, 0.898% (a)                1,661        1,661
              Dreyfus Government Cash Management, 0.893% (a)            166          166
                                                                                   1,827
Repurchase Agreement - 2.9%
              Repurchase Agreement with Mellon Trust, 0.40%,
              (Collateralized by $1,090 Federal Home Loan Mortgage
              Corp., 3.50%, due 06/15/23, market value $1,036)
              acquired on 12/31/03, due 01/02/04 at $962                962          962
              Total Short Term Investments (cost $2,789)                           2,789

Total Investments - 100.9% (cost $29,721)                            33,292
Other Assets and Liabilities, Net -  (0.9%)                            -299
Total Net Assets - 100%                                              32,993

JNL/PIMCO Total Return Bond Fund
Corporate Bonds - 12.4%
Asset Backed Securities - 5.4%
              Ameriquest Mortgage Securities Inc.,
              1.69%, 08/25/32 (g)                                       307          307
              Amortizing Residential Collateral Trust,
              1.71%, 07/25/32 (g)                                       577          576
              Bayview Financial Acquisition Trust
              1.82%, 04/25/31 (e) (g)                                    40           40
              1.70%, 07/25/31 (e) (g)                                   142          142
              Bear Stearns Adjustable Rate Mortgage,
              4.83%, 01/25/34 (g)                                     1,983        1,996
              Bear Stearns Adjustable Rate Mortgage Trust
              4.81%, 11/25/30 (g)                                        29           29
              5.439%, 10/25/32 (g)                                       68           68
              5.381%, 02/25/33 (g)                                      552          560
              5.681%, 02/25/33 (g)                                      180          182
              5.22%, 04/25/33 (g)                                       853          859
              CDC Mortgage Capital Trust, 1.71%, 01/25/33 (g)           710          709
              Chase Mortgage Finance Corp., 6.21%, 12/25/29 (g)          50           51
              Countrywide Asset-Backed Certificates, 1.65%, 06/25/31 (g) 71           71
              Credit-Based Asset Servicing and Securitization,
              1.74%, 06/25/32 (g)                                       152          152
              CS First Boston Mortgage Securities Corp.
              2.07%, 11/25/31 (g)                                        49           49
              1.82%, 02/25/32 (g)                                       142          142
              Equity One ABS Inc., 1.66%, 11/25/32 (g)                  588          587
              First Nationwide Trust, 1.64%, 09/25/31 (g)                43           43
              GSR Mortgage Loan Trust, 5.575%, 10/25/31 (g)             360          359
              G-Wing Ltd., 4.09%, 11/06/11 (e) (g)                      195          193
              Indymac ARM Trust, 6.45%, 01/25/32 (g)                     18           18
              Irwin Low Balance Home Equity Loan Trust,
              1.795%, 06/25/21 (e) (g)                                   26           26
              Mellon Residential Funding Corp., 1.91%, 10/20/29 (g)     800          790
              Mid-State Trust, 8.33%, 04/01/30 (g)                       35           38
              Morgan Stanley Capital I, 6.59%, 10/03/30                  95           97
              Residential Asset Securitization Trust, 7.13%, 07/25/31 (g428          434
              Sequoia Mortgage Trust, 1.77%, 10/19/26 (g)               668          683
              Small Business Administration Participation Certificates
              6.29%, 01/01/21                                            85           92
              5.13%, 09/01/23                                           100          101
              Structured Asset Mortgage Investments Inc.,
              1.75%, 09/19/32 (g)                                       865          857
              Structured Asset Securities Corp.
              1.87%, 06/25/17 (g)                                       513          514
              1.90%, 03/25/31 (g)                                       102          102
              1.87%, 05/25/31 (g)                                         1            1
              6.50%, 10/25/31                                            16           17
              6.26%, 02/25/32 (g)                                        30           31
              1.71%, 01/25/33 (g)                                       123          123
              Torrens Trust, 1.68%, 07/15/31 (e) (g)                    126          126
              Vendee Mortgage Trust, 6.50%, 09/15/24                  1,093        1,135
              Washington Mutual, 2.70%, 08/25/42 (g)                  3,949        3,964
              Washington Mutual Mortgage Securities Corp.,
              6.01%, 01/25/31 (g)                                        51           51
              Washington Mutual MSC Mortgage Pass-
              Through Certificates, 5.39%, 02/25/31 (g)                 370          378
              Washington Mutual Pass-Through Certificates,
              5.10%, 10/25/32 (g)                                       385          395
              Wells Fargo Mortgage Backed Securities Trust
              6.15%, 01/25/32 (g)                                        36           36
              5.21%, 09/25/32 (g)                                       100          102
                                                                                  17,226
Auto Manufacturers - 0.3%
              DaimlerChrysler NA Holding Corp., 6.90%, 09/01/04         500          516
              General Motors Corp., 7.125%, 07/15/13                    300          329
              General Motors Corp.,  8.375%, 07/05/33 EUR               100          148
                                                                                     993
Banks - 0.3%
              Banque Centrale de Tunisie, 7.50%, 08/06/09 (e)           300          419
              Fifth Third Bank, 7.75%, 08/15/10                         500          539
                                                                                     958
Chemicals - 0.0%
              Dow Chemical Co., 8.04%, 07/02/05                          99          102
Diversified Financial Services - 2.2%
              Atlas Reinsurance Plc, 3.65%, 01/07/05 (e) (g)            750          755
              CIT Group Inc.
              2.78%, 03/01/04 (g)                                     1,400        1,403
              2.62%, 07/30/04 (g)                                       600          604
              CS First Boston Mortgage Securities Corp.,
              2.4782%, 03/25/32 (g)                                     677          675
              Gemstone Investors Ltd., 7.71%, 10/31/04 (e)              100          101
              General Motors Acceptance Corp.
              2.05%, 01/20/04 (g)                                     2,001        2,001
              1.53%, 04/05/04 (g)                                       100          100
              2.10%, 05/04/04 (g)                                       500          501
              1.98%, 05/10/04 (g)                                       100          100
              1.68%, 07/21/04 (g)                                       100          100
              8.00%, 11/01/31                                           200          225
              UFJ Finance Aruba AEC, 6.75%, 07/15/13                    300          320
                                                                                   6,885
Electric - 0.7%
              AEP Texas Central Co., 2.43%, 02/15/05                    200          200
              Appalachian Power Co., 4.80%, 06/15/05                    700          728
              Gulf States Utilities, 8.25%, 04/01/04                  1,000        1,016
              TXU Energy Co., 7.00%, 03/15/13                           300          332
                                                                                   2,276
Electronics - 0.1%
              Parker Hannifin Employee Stock Ownership Trust,
              6.34%, 07/15/08 (e)                                       135          146

Pipelines - 1.3%
              El Paso Corp.
              8.05%, 10/15/30                                         1,000          870
              7.80%, 08/01/31                                         1,500        1,277
              7.75%, 01/15/32                                           900          767
              Williams Cos. Inc., 8.75%, 03/15/32                     1,200        1,356
                                                                                   4,270
Telecommunications - 2.1%
              Deutsche Telekom International Finance BV,
              8.75%, 06/15/30                                         1,100        1,405
              France Telecom, 7.75%, 03/01/11 (g)                     1,300        1,561
              France Telecom SA, 8.50%, 03/01/31 (g)                    200          266
              Qwest Corp.
              5.65%, 11/01/04                                           315          313
              8.875%, 03/15/12 (e)                                      500          574
              Sprint Capital Corp.
              6.00%, 01/15/07                                           200          214
              6.90%, 05/01/19                                           300          306
              6.875%, 11/15/28                                        2,000        1,952
                                                                                   6,591

              Total Corporate Bonds (cost $37,701)                                39,447

Preferred Stocks - 0.7%
Banks - 0.7%
              DG Funding Trust, 0.00% (e)                                 -        2,109
              Total Preferred Stocks (cost $2,097)                                 2,109

Government Securities - 25.6%
Sovereign - 2.9%
              Federal Republic of Brazil
              2.5625%, 04/15/06 (g)                                     200          198
              11.50%, 03/12/08                                          200          232
              11.00%, 01/11/12                                          680          789
              11.00%, 08/17/40                                          550          605
              Panama Government International Bond, 8.875%, 09/30/27    200          210
              Peru Government International Bond, 9.875%, 02/06/15      600          696
              Republic of Brazil, 2.1875%, 04/15/09                     104           98
              Republic of Panama
              9.375%, 07/23/12                                          200          228
              9.375%, 01/16/23                                          200          218
              Republic of Peru, 9.125%, 02/21/12                        600          669
              Republic of South Africa, 9.125%, 05/19/09                100          120
              United Mexican States
              8.375%, 01/14/11                                          200          238
              6.375%, 01/16/13                                          250          259
              11.375%, 09/15/16                                         500          709
              8.00%, 09/24/22                                           800          875
              8.30%, 08/15/31                                         2,700        3,044
              United Mexican States-Value Recovery Right
              0.00%, 06/30/04 (g)                                     6,900           69
              0.00%, 06/30/05 (g)                                     6,900           14
              0.00%, 06/30/06 (g)                                     4,600            9
              0.00%, 06/30/07 (g)                                     4,600            6
                                                                                   9,285
U.S. Government Agencies - 13.6%
              Federal Home Loan Mortgage Corp.
              6.00%, 03/01/16                                           275          289
              6.00%, 08/01/16                                           111          116
              5.00%, 09/15/16 (g)                                       281          289
              5.00%, 11/01/18                                           996        1,016
              6.25%, 08/25/22                                           402          409
              7.00%, 05/15/23                                         1,493        1,576
              4.77%, 07/01/27 (g)                                         8            9
              1.87%, 11/15/30 (g)                                        54           54
              7.50%, 03/01/32                                           197          197
              6.50%, 08/01/32                                           491          515
              6.00%, 10/01/32                                           667          689
              6.00%, 03/01/33                                           909          939
              6.00%, 08/01/33                                           334          345
              Federal National Mortgage Association
              6.00%, TBA (c)                                          1,000        1,033
              5.50%, 11/01/13                                            29           31
              6.00%, 06/01/14                                           391          411
              5.50%, 03/01/16                                           331          343
              6.00%, 04/01/16                                           532          560
              6.00%, 05/01/16                                           122          128
              6.00%, 06/01/16                                            68           71
              6.00%, 07/01/16                                           262          275
              6.00%, 08/01/16                                           173          181
              6.00%, 09/01/16                                            84           88
              6.00%, 11/01/16                                           302          317
              5.50%, 12/01/16                                           744          773
              5.50%, 01/01/17                                         2,311        2,398
              6.00%, 02/01/17                                         1,020        1,071
              5.50%, 03/01/17                                           233          241
              6.00%, 04/01/17                                           969        1,017
              5.50%, 05/01/17                                           300          312
              6.00%, 05/01/17                                           459          482
              6.00%, 07/01/17                                           259          272
              5.50%, 08/01/17                                           737          764
              6.00%, 08/01/17                                           314          329
              5.50%, 09/01/17                                           154          159
              6.00%, 09/01/17                                           255          268
              5.50%, 10/01/17                                           955          991
              6.00%, 10/01/17                                           255          267
              5.50%, 11/01/17                                           585          607
              6.00%, 11/01/17                                           305          320
              5.50%, 12/01/17                                           593          615
              5.50%, 03/01/18                                         1,710        1,774
              5.00%, 05/01/18                                            37           38
              5.00%, 08/01/18                                         2,983        3,044
              5.00%, 10/01/18                                           828          845
              6.50%, 11/01/32                                           501          524
              6.00%, 01/01/33                                         1,634        1,690
              6.00%, 02/01/33                                         1,044        1,080
              6.00%, 03/01/33                                         3,230        3,340
              5.00%, 04/25/33                                         3,149        3,209
              6.00%, 06/01/33                                           146          151
              6.00%, 07/01/33                                         2,065        2,136
              6.00%, 11/01/33                                           500          517
              3.58%, 09/01/40 (g)                                       138          140
              6.50%, 12/25/42                                           394          419
              FHA St. Regis Nursing Home, 7.449%, 08/01/10               69           75
              Government National Mortgage Association II
              5.375%, 05/20/26 (g)                                      366          374
              5.375%, 02/20/27 (g)                                       35           35
              5.00%, 04/20/30 (g)                                        95           97
              4.50%, 05/20/30 (g)                                        74           74
              3.50%, 02/20/32 (g)                                       842          835
              4.00%, 02/20/32 (g)                                       520          528
              Resolution Fund Corp. - Principal Only, 5.46%, 10/15/20   400          157
                                                                                  43,237
U.S. Treasury Securities - 9.1%
              U.S. Treasury Inflation Indexed Note
              3.375%, 01/15/07                                          701          759
              3.625%, 01/15/08                                        9,047       10,005
              3.875%, 01/15/09                                        5,302        5,987
              4.25%, 01/15/10                                           220          256
              3.50%, 01/15/11                                         2,232        2,508
              3.375%, 01/15/12                                        1,250        1,399
              3.00%, 07/15/12                                         5,453        5,945
              1.875%, 07/15/13                                          201          200
              3.875%, 04/15/29                                        1,350        1,750
                                                                                  28,809

              Total Government Securities (cost $79,288)                          81,331

Municipals - 4.8%
              Brazos Texas Higer Education, 1.23%, 12/01/39 (g)         300          300
              California State Revenue Anticipation Warrants-Series A,
              2.00%, 06/16/04                                           600          601
              Clark County Nevada, 5.00%, 06/01/32                    1,900        1,936
              Educational Funding South Inc., 1.18%, 12/01/35 (g)       500          500
              Energy NW Washington Electrical, 5.50%, 07/01/14          100          114
              Illinois St Taxable Pension, 5.10%, 06/01/33            4,000        3,678
              La Quinta Redevelopment Agency Tax Allocation,
              5.10%, 09/01/31                                           200          206
              Lower Colorado River Authority Texas Revenue,
              5.00%, 05/15/33                                         1,300        1,325
              Lower Colorado River Authority, 5.00%, 05/15/31           300          306
              New York State Dormitory Authority, 5.25%, 07/01/11       700          782
              Orange County California Sanitation District,
              5.00%, 02/01/33                                           200          205
              Sussex County Municipal Utilities Authority,
              5.00%, 12/01/12                                         1,200        1,338
              Tobacco Settlement Financing Corp.
              6.125%, 06/01/24                                          500          487
              6.75%, 06/01/39                                         2,400        2,365
              University of Texas, 5.00%, 08/15/33                      200          204
              Utah Student Loan Revenue, 1.18%, 05/01/41 (g)          1,000        1,000

              Total Municipals (cost $15,556)                                     15,347

Short Term Investments - 56.3%
Commercial Paper - 16.5%
              ABN Amro
              1.07%, 01/14/04                                         4,000        3,998
              1.07%, 01/26/04                                         1,000          999
              1.075%, 02/03/04                                          900          899
              ANZ Inc.
              1.07%, 02/17/04                                         2,700        2,696
              1.075%, 02/19/04                                        2,200        2,197
              Barclays US Funding
              1.065%, 01/20/04                                        2,700        2,698
              1.075%, 03/09/04                                        1,600        1,597
              Danske Corp., 1.075%, 02/09/04                          6,000        5,993
              European Investment Bank, 1.06%, 02/10/04               3,300        3,296
              General Electric Capital Corp., 1.09%, 02/24/04         5,800        5,791
              HBOS Treasury Services Plc
              1.08%, 01/27/04                                         2,000        1,998
              1.115%, 04/13/04                                        1,900        1,894
              1.10%, 04/15/04                                         3,100        3,090
              Royal Bank of Scotland
              1.085%, 01/20/04                                        1,500        1,499
              1.08%, 02/03/04                                         1,400        1,399
              Shell Finance, 1.09%, 03/09/04                          4,000        3,992
              Westpac Capital Corp.
              1.11%, 03/11/04                                         3,700        3,692
              1.10%, 04/07/04                                         4,500        4,487
                                                                                  52,215
Money Market Funds - 0.7%
              Dreyfus Cash Management Plus, 0.898% (a)                2,276        2,276

U.S. Government Agencies - 21.6%
              Federal Home Loan Bank Discount Note,
              1.045%, 03/19/04                                        1,900        1,896
              Federal Home Loan Mortgage Corp. Discount Note
              1.06%, 01/15/04                                        15,100       15,094
              1.085%, 01/22/04                                       16,100       16,090
              1.08%, 01/29/04                                         8,200        8,193
              1.075%, 02/05/04                                        1,500        1,498
              1.04%, 03/12/04                                         1,900        1,896
              Federal National Mortgage Association Discount Note
              1.08%, 01/28/04                                         1,700        1,699
              1.01%, 02/03/04                                         1,900        1,898
              1.00%, 02/04/04                                         3,000        2,997
              1.09%, 03/24/04                                        13,000       12,967
              1.075%, 04/01/04                                        4,200        4,189
                                                                                  68,417
U.S. Treasury Bills - 17.5%
              U.S. Treasury Bill
              0.925%, 03/04/04                                        1,390        1,388
              0.885%, 03/18/04                                        1,375        1,372
              1.0147%, 04/22/04                                      13,000       12,960
              1.02%, 04/29/04                                           400          399
              1.025%, 05/06/04                                        4,800        4,783
              0.913%, 05/13/04                                       12,800       12,751
              1.01%, 05/27/04                                         2,300        2,291
              1.03%, 06/03/04                                        14,600       14,537
              0.98%, 06/17/04                                         5,000        4,977
                                                                                  55,458

              Total Short Term Investments (cost $178,366)                       178,366

Total Investments - 99.8% (cost $313,008)                           316,600
Other Assets and Liabilities, Net - 0.2%                                701
Total Net Assets - 100%                                             317,301


JNL/PPM America Balanced Fund
Common Stocks - 60.4%
Aerospace & Defense - 1.2%
              United Technologies Corp.                                  39        3,648
Apparel - 2.1%
              Liz Claiborne Inc.                                         78        2,752
              V.F. Corp.                                                 82        3,528
                                                                                   6,280
Auto Manufacturers - 2.1%
              Ford Motor Co.                                            215        3,442
              General Motors Corp.                                       54        2,878
                                                                                   6,320
Auto Parts & Equipment - 1.0%
              Delphi Corp.                                              298        3,047
Banks - 4.2%
              Bank of America Corp.                                      56        4,472
              Banknorth Group Inc.                                       83        2,687
              Charter One Financial Inc.                                103        3,562
              KeyCorp                                                    66        1,947
                                                                                  12,668
Building Materials - 1.0%
              Masco Corp.                                               107        2,936

Chemicals - 2.0%
              Ashland Inc.                                               85        3,727
              PPG Industries Inc.                                        35        2,241
                                                                                   5,968
Computers - 1.2%
              Hewlett-Packard Co.                                       161        3,696

Diversified Financial Services - 4.2%
              Citigroup Inc.                                             92        4,480
              Fannie Mae                                                 60        4,496
              JPMorgan Chase & Co.                                      101        3,695
                                                                                  12,671
Electric - 3.7%
              Dominion Resources Inc.                                    51        3,255
              FirstEnergy Corp.                                         111        3,893
              NiSource Inc.                                             186        4,079
                                                                                  11,227
Food - 2.1%
              Kroger Co. (b)                                            203        3,756
              Sara Lee Corp.                                            126        2,733
                                                                                   6,489
Forest Products & Paper - 0.9%
              MeadWestvaco Corp.                                         97        2,880

Healthcare - 2.4%
              HCA Inc.                                                   83        3,557
              WellPoint Health Networks Inc. (b)                         37        3,627
                                                                                   7,184
Home Furnishings - 0.9%
              Maytag Corp.                                               93        2,596

Household Products - 1.2%
              Fortune Brands Inc.                                        51        3,660

Insurance - 5.8%
              American International Group Inc.                          64        4,229
              Cigna Corp.                                                40        2,283
              Hartford Financial Services Group Inc.                     69        4,055
              Lincoln National Corp.                                     88        3,565
              Radian Group Inc.                                          69        3,368
                                                                                  17,500
Iron & Steel - 0.9%
              Nucor Corp.                                                46        2,598

Leisure Time - 0.9%
              Brunswick Corp.                                            89        2,833

Manufacturing - 2.4%
              Cooper Industries Ltd. - Class A                           49        2,815
              General Electric Co.                                      141        4,359
                                                                                   7,174
Oil & Gas Producers - 3.9%
              ChevronTexaco Corp.                                        46        4,000
              ConocoPhillips                                             61        3,967
              Occidental Petroleum Corp.                                 98        4,127
                                                                                  12,094
Pharmaceuticals - 2.1%
              AmerisourceBergen Corp.                                    43        2,403
              Merck & Co. Inc.                                           88        4,070
                                                                                   6,473
Retail - 3.2%
              Federated Department Stores Inc.                           78        3,695
              Home Depot Inc.                                            70        2,466
              Sears Roebuck & Co.                                        76        3,453
                                                                                   9,614
Savings & Loans - 2.1%
              Sovereign Bancorp. Inc.                                   121        2,881
              Washington Mutual Inc.                                     89        3,579
                                                                                   6,460
Software - 1.8%
              Computer Associates International Inc.                    128        3,510
              Compuware Corp. (b)                                       319        1,926
                                                                                   5,436
Telecommunications - 3.9%
              BellSouth Corp.                                            95        2,680
              SBC Communications Inc.                                   136        3,535
              Sprint Corp. - FON Group                                  155        2,542
              Verizon Communications Inc.                                97        3,403
                                                                                  12,160
Tobacco - 1.4%
              Altria Group Inc.                                          78        4,218

Transportation - 1.8%
              Burlington Northern Santa Fe Corp.                        109        3,536
              CSX Corp.                                                  58        2,074
                                                                                   5,610

              Total Common Stocks (cost $147,241)                                183,440

Corporate Bonds - 18.0%
Aerospace & Defense - 0.3%
              L-3 Communications Corp., 7.625%, 06/15/12                300          325
              Raytheon Co., 6.75%, 08/15/07                             500          554
                                                                                     879
Asset Backed Securities - 2.6%
              AmeriCredit Automobile Receivables Trust
              4.46%, 04/12/09                                           570          591
              3.10%, 11/06/09                                           500          503
              Bank of America Commercial Mortgage
              5.676%, 06/11/35                                          500          540
              5.464%, 04/11/37 (g)                                      500          530
              Bank One Issuance Trust, 4.77%, 02/16/16                  500          474
              Capital One Master Trust, 4.50%, 06/15/11                 500          513
              Commercial Mortgage Acceptance Corp.,
              7.8803%, 06/15/31 (g)                                     500          573
              CS First Boston Mortgage Securities Corp.,
              6.133%, 04/15/37                                          500          548
              GE Capital Commercial Mortgage Corp.,
              6.03%, 08/11/33 (g)                                     1,000        1,088
              MBNA Credit Master Note Trust, 6.55%, 12/15/08            500          541
              MBNA Master Credit Trust, 6.65%, 08/15/11 (e)             500          543
              Midland Realty Acceptance Corp., 7.636%, 01/25/29         500          559
              Morgan Stanley Dean Witter Capital, 5.98%, 01/15/39       560          609
              World Omni Auto Receivables Trust, 2.20%, 01/15/08        500          500
                                                                                   8,112
Auto Manufacturers - 0.6%
              DaimlerChrysler NA Holding Corp., 4.75%, 01/15/08         500          512
              General Motors Corp., 7.20%, 01/15/11                   1,250        1,374
                                                                                   1,886
Banks - 0.7%
              Bank of America Corp., 7.40%, 01/15/11                    750          880
              Popular North America Inc., 3.875%, 10/01/08              500          499
              Wachovia Corp., 3.50%, 08/15/08                           750          747
                                                                                   2,126
Beverages - 0.3%
              Diageo Capital Plc, 3.50%, 11/19/07                     1,000        1,009

Commercial Services - 0.5%
              Aramark Services Inc., 7.00%, 07/15/06                  1,000        1,088
              PHH Corp., 6.00%, 03/01/08                                500          538
                                                                                   1,626
Computers - 0.5%
              Computer Sciences Corp., 6.75%, 06/15/06                1,000        1,097
              Hewlett-Packard Co., 5.50%, 07/01/07                      500          540
                                                                                   1,637
Diversified Financial Services - 3.9%
              American General Finance Corp., 5.375%, 10/01/12          750          773
              CIT Group Inc., 7.375%, 04/02/07                          500          565
              Citigroup Inc.
              3.50%, 02/01/08                                           500          502
              6.00%, 02/21/12                                           500          546
              Countrywide Home Loans Inc., 5.50%, 08/01/06            1,000        1,068
              Ford Motor Credit Co.
              6.50%, 01/25/07                                         1,000        1,065
              7.00%, 10/01/13                                           250          264
              GATX Financial Corp., 6.875%, 12/15/06                    100          105
              General Electric Capital Corp.
              5.875%, 02/15/12                                          500          537
              6.75%, 03/15/32                                           500          554
              Goldman Sachs Group Inc.
              4.125%, 01/15/08                                          500          513
              6.125%, 02/15/33                                          500          503
              Household Finance Corp.
              6.375%, 11/27/12                                          500          549
              7.35%, 11/27/32                                           500          586
              JP Morgan Chase & Co.
              4.00%, 02/01/08                                           750          763
              6.625%, 03/15/12                                          500          559
              Lehman Brothers Holdings Inc., 6.625%, 01/18/12           650          734
              Merrill Lynch &Co. Inc., 4.50%, 11/04/10                  750          757
              Morgan Stanley Dean Witter & Co., 5.80%, 04/01/07         500          543
              UFJ Finance Aruba AEC, 6.75%, 07/15/13                    500          533
                                                                                  12,019

Electric - 1.4%
              CenterPoint Energy Houston Electric LLC,
              6.95%, 03/15/33 (e)                                       500          554
              Centerpoint Energy Inc., 5.875%, 06/01/08 (e)             300          312
              DTE Energy Co., 6.45%, 06/01/06                           500          540
              Exelon Generation Co. LLC, 6.95%, 06/15/11              1,000        1,123
              FirstEnergy Corp., 6.45%, 11/15/11                        300          311
              Nisource Finance Corp., 7.625%, 11/15/05                  700          765
              PSEG Power LLC, 7.75%, 04/15/11                           750          883
                                                                                   4,488
Food - 0.4%
              Kraft Foods Inc., 5.25%, 06/01/07                         500          532
              Safeway Inc., 6.50%, 03/01/11                             500          546
                                                                                   1,078
Forest Products & Paper - 0.4%
              Abitibi-Consolidated Inc., 6.95%, 04/01/08                300          314
              Weyerhaeuser Co., 7.125%, 07/15/23                        750          789
                                                                                   1,103
Healthcare - 0.1%
              Aetna Inc., 7.875%, 03/01/11                              150          177

Home Builders - 0.2%
              Pulte Homes Inc., 6.375%, 05/15/33                        500          487

Insurance - 0.2%
              Hartford Financial Services Group Inc.,
              4.625%, 07/15/13 (e)                                      500          481

Lodging - 0.3%
              Hilton Hotels Corp., 8.25%, 02/15/11                      300          346
              MGM Mirage, 8.50%, 09/15/10                               300          344
              Starwood Hotels & Resorts Worldwide Inc.,
              7.375%, 05/01/07                                          300          324
                                                                                   1,014
Manufacturing - 0.1%
              Tyco International Group SA, 6.375%, 10/15/11             300          321

Media - 1.3%
              AOL Time Warner Inc., 7.70%, 05/01/32                     500          584
              Comcast Cable Communications, 7.125%, 06/15/13            500          570
              Comcast Corp., 5.85%, 01/15/10                            625          667
              COX Communications Inc., 5.50%, 10/01/15                  500          503
              Echostar DBS Corp., 5.75%, 10/01/08 (e)                   300          303
              Liberty Media Corp.
              3.50%, 09/25/06                                           500          503
              8.25%, 02/01/30                                           500          598
              Rogers Cable Inc., 6.25%, 06/15/13                        300          302
                                                                                   4,030
Mining - 0.2%
              Noranda Inc., 7.25%, 07/15/12                             500          560

Oil & Gas Producers - 0.6%
              Amerada Hess Corp., 7.30%, 08/15/31                       750          774
              ConocoPhillips, 3.625%, 10/15/07                          500          504
              Pemex Project Funding Master Trust, 7.375%, 12/15/14      500          534
                                                                                   1,812
Pharmaceuticals - 0.5%
              Bristol-Myers Squibb Co., 4.75%, 10/01/06               1,000        1,057
              Wyeth, 6.70%, 03/15/11                                    500          565
                                                                                   1,622
Real Estate - 0.4%
              EOP Operating LP
              7.75%, 11/15/07                                           750          860
              7.00%, 07/15/11                                           250          282
                                                                                   1,142
Retail - 0.5%
              Target Corp., 5.375%, 06/15/09                            500          536
              Wal-Mart Stores Inc., 4.55%, 05/01/13                     500          494
              Yum! Brands Inc., 7.65%, 05/15/08                         300          340
                                                                                   1,370
Savings & Loans - 0.2%
              Washington Mutual Inc., 5.625%, 01/15/07                  500          539

Telecommunications - 0.9%
              AT&T Corp., 6.50%, 11/15/06                               500          553
              SBC Communications Inc., 5.875%, 02/01/12                 750          797
              Sprint Capital Corp.
              6.125%, 11/15/08                                          250          266
              8.375%, 03/15/12                                          350          409
              Verizon Global Funding Corp., 7.75%, 12/01/30             500          587
                                                                                   2,612
Tobacco - 0.4%
              Imperial Tobacco Overseas BV, 7.125%, 04/01/09          1,000        1,111

Wireless Telecommunications - 0.5%
              AT&T Wireless Services Inc., 7.875%, 03/01/11             750          868
              Vodafone Group Plc, 5.375%, 01/30/15                      500          504
                                                                                   1,372

              Total Corporate Bonds (cost $53,378)                                54,613

Government Securities - 20.4%
U.S. Government Agencies - 15.2%
              Federal Home Loan Mortgage Corp.
              2.125%, 12/15/04                                          870          877
              4.05%, 06/21/05                                           576          584
              2.375%, 04/15/06                                        2,243        2,252
              5.50%, 10/01/16                                           853          885
              6.00%, 04/01/17                                           579          607
              6.50%, 11/01/17                                           245          260
              6.00%, 12/01/17                                           865          907
              5.00%, 01/01/18                                           247          252
              5.50%, 01/01/18                                             3            3
              4.50%, 05/01/18                                           271          271
              5.00%, 05/01/18                                           356          363
              4.50%, 09/01/18                                           291          291
              5.50%, 09/01/18                                           854          886
              4.50%, 11/01/18                                           199          199
              7.00%, 02/01/31                                           263          279
              7.00%, 06/01/31                                           296          313
              5.50%, 11/01/32                                         1,037        1,050
              6.00%, 11/01/32                                         2,208        2,282
              6.00%, 12/01/32                                           178          184
              5.50%, 03/01/33                                         1,507        1,526
              5.00%, 04/01/33                                           464          458
              5.00%, 05/01/33                                           473          467
              4.50%, 06/01/33                                           247          237
              5.50%, 06/01/33                                           370          375
              5.00%, 10/01/33                                           373          369
              Federal National Mortgage Association
              2.59%, 05/05/06                                         1,000        1,005
              2.75%, 08/11/06                                         1,308        1,309
              3.25%, 11/15/07                                           176          177
              2.875%, 05/19/08                                          298          291
              7.125%, 06/15/10                                        2,120        2,493
              6.25%, 02/01/11                                           144          159
              4.625%, 05/01/13                                        1,092        1,063
              5.00%, 10/01/17                                         1,036        1,046
              5.00%, 11/01/17                                           234          238
              6.00%, 01/01/18                                           156          163
              5.00%, 02/01/18                                         1,001        1,022
              4.50%, 04/01/18                                           622          623
              4.50%, 05/01/18                                         1,401        1,403
              4.50%, 09/01/18                                           596          596
              6.50%, 08/01/28                                            65           68
              7.00%, 09/01/28                                            90           96
              6.50%, 11/01/28                                            83           87
              6.50%, 12/01/28                                           161          169
              6.00%, 03/01/29                                           517          535
              7.50%, 09/01/29                                           249          266
              7.25%, 05/15/30                                           335          409
              7.00%, 06/01/32                                           113          120
              6.50%, 07/01/32                                         2,147        2,245
              6.50%, 09/01/32                                         1,050        1,099
              6.00%, 10/01/32                                           611          631
              5.50%, 01/01/33                                           136          137
              6.50%, 03/01/33                                           765          800
              7.00%, 05/01/33                                           821          870
              5.50%, 06/01/33                                         2,018        2,045
              5.00%, 07/01/33                                           457          452
              5.50%, 07/01/33                                           658          667
              5.00%, 09/01/33                                         2,279        2,256
              5.50%, 09/01/33                                           744          754
              Government National Mortgage Association
              6.50%, 04/15/26                                           220          233
              7.00%, 06/15/28                                           170          182
              7.50%, 04/15/29                                           173          186
              7.00%, 07/15/29                                           241          257
              6.50%, 11/15/31                                           548          578
              6.50%, 09/15/32                                           592          625
              5.50%, 11/15/32                                           458          466
              6.00%, 11/15/32                                           500          520
              5.50%, 05/15/33                                           369          375
              Government National Mortgage Association II
              5.50%, 05/20/33                                           670          680
              5.00%, 06/20/33                                           243          241
              Tennessee Valley Authority, 6.75%, 11/01/25               402          464
                                                                                  46,288
U.S. Treasury Securities - 5.2%
              U.S. Treasury Bond
              7.25%, 05/15/16                                           605          755
              6.25%, 08/15/23                                         1,418        1,616
              6.25%, 05/15/30                                           394          455
              U.S. Treasury Note
              1.75%, 12/31/04                                         4,851        4,875
              6.25%, 02/15/07                                         4,849        5,405
              3.00%, 11/15/07                                           550          555
              5.75%, 08/15/10                                         1,952        2,189
                                                                                  15,850

              Total Government Securities (cost $61,995)                          62,138

Short Term Investments - 0.7%
Money Market Funds - 0.7%
              Dreyfus Cash Management Plus, 0.898% (a)                2,084        2,084

              Total Short Term Investments (cost $2,084)                           2,084


Total Investments - 99.5% (cost $264,698)                           302,275
Other Assets and Liabilities, Net - 0.5%                              1,617
Total Net Assets - 100%                                             303,892

JNL/PPM America High Yield Bond Fund
Common Stocks - 0.0%
Machinery - 0.0%
              Terex Corp. (b)                                             -            7
              Total Common Stocks (cost $1)                                            7

Corporate Bonds - 95.1%
Advertising - 0.7%
              RH Donnelley Finance Corp. I
              8.875%, 12/15/10 (e)                                      550          619
              10.875%, 12/15/12 (e)                                   1,000        1,186
                                                                                   1,805
Aerospace & Defense - 1.1%
              Alliant Techsystems Inc., 8.50%, 05/15/11                 500          550
              BE Aerospace Inc.
              9.50%, 11/01/08                                           550          535
              8.50%, 10/01/10 (e)                                       500          536
              L-3 Communications Corp., 6.125%, 07/15/13              1,000        1,007
              Sequa Corp., 8.875%, 04/01/08                             196          213
                                                                                   2,841
Airlines - 2.0%
              American Airlines Inc., 7.377%, 05/23/19                  918          662
              Atlas Air Inc., 7.38%, 01/02/18                           454          412
              Continental Airlines Inc.
              8.00%, 12/15/05                                         1,000          973
              7.875%, 07/02/18                                          500          503
              Delta Air Lines Inc.
              7.779%, 11/18/05                                          500          460
              7.90%, 12/15/09                                         1,400        1,132
              Northwest Airlines Inc., 8.875%, 06/01/06               1,200        1,089
                                                                                   5,231
Alternative Energy - 0.3%
              Salton SEA Funding, 8.30%, 05/30/11                       666          735

Apparel - 0.2%
              Russell Corp., 9.25%, 05/01/10                            580          601

Auto Parts & Equipment - 1.8%
              ArvinMeritor Inc., 8.75%, 03/01/12                        500          572
              Collins & Aikman Products, 10.75%, 12/31/11               350          344
              Dana Corp.
              10.125%, 03/15/10                                         455          530
              9.00%, 08/15/11                                           500          603
              Goodyear Tire & Rubber Co., 7.857%, 08/15/11              300          262
              TRW Automotive Inc.
              9.375%, 02/15/13                                          500          571
              11.00%, 02/15/13                                        1,650        1,943
                                                                                   4,825
Beverages - 0.2%
              Constellation Brands Inc., 8.125%, 01/15/12               500          547

Building Materials - 0.2%
              Nortek Inc., 9.125%, 09/01/07                             500          517

Chemicals - 5.1%
              Equistar Chemicals LP, 10.125%, 09/01/08                1,000        1,095
              Equistar Chemicals LP/Equistar Funding Corp.,
              10.625%, 05/01/11                                       2,000        2,210
              FMC Corp., 10.25%, 11/01/09                               500          585
              Huntsman International LLC, 9.875%, 03/01/09            2,500        2,737
              IMC Global Inc., 10.875%, 06/01/08                        500          550
              Lyondell Chemical Co.
              9.875%, 05/01/07                                        1,200        1,266
              9.50%, 12/15/08                                           600          627
              10.50%, 06/01/13                                        1,700        1,853
              Millennium America Inc., 7.00%, 11/15/06                  750          769
              Nalco Co., 8.875%, 11/15/13 (e)                         1,500        1,590
              PolyOne Corp., 10.625%, 05/15/10                          200          200
              Union Carbide Chemical & Plastics Co. Inc.,
              7.875%, 04/01/23                                          200          180
              Union Carbide Corp.
              6.70%, 04/01/09                                           100           99
              6.79%, 06/01/25                                           100           99
                                                                                  13,860
Commercial Services - 3.9%
              Coinmach Corp., 9.00%, 02/01/10                         2,017        2,188
              Great Lakes Dredge & Dock Corp., 7.75%, 12/15/13 (e)    1,000        1,029
              Integrated Electrical Services Inc., 9.375%, 02/01/09   1,000        1,050
              Service Corporation International, 7.70%, 04/15/09        500          534
              Stewart Enterprises Inc., 10.75%, 07/01/08              2,000        2,260
              United Rentals Inc., 9.00%, 04/01/09                      750          794
              United Rentals North America Inc., 7.75%, 11/15/13 (e)  1,500        1,532
              Williams Scotsman Inc.
              9.875%, 06/01/07                                          800          810
              10.00%, 08/15/08                                          200          219
                                                                                  10,416
Computers - 0.4%
              Unisys Corp.
              7.25%, 01/15/05                                           370          383
              8.125%, 06/01/06                                          630          680
                                                                                   1,063
Distribution & Wholesale - 0.1%
              Aviall Inc., 7.625%, 07/01/11                             175          182
Diversified Financial Services - 1.7%
              Couche-Tard Finance Corp., 7.50%, 12/15/13 (e)            500          524
              IOS Capital LLC, 7.25%, 06/30/08                        1,000        1,065
              KRATON Polymers LLC/Capital Corp.,
              8.125%, 01/15/14 (e)                                      500          520
              National Waterworks Inc., 10.50%, 12/01/12              1,000        1,117
              Nexstar Finance LLC/Nexstar Finance Inc.,
              12.00%, 04/01/08                                          500          564
              Universal City Development Partners, 11.75%, 04/01/10 (e) 635          743
                                                                                   4,533
Electric - 8.0%
              AES Corp.
              9.50%, 06/01/09                                         2,700        2,994
              9.00%, 05/15/15 (e)                                       550          621
              AES Eastern Energy LP, 9.00%, 01/02/17                    497          550
              Allegheny Energy Supply, 8.75%, 04/15/12 (e)              750          707
              Calpine Canada Energy Finance ULC, 8.50%, 05/01/08      2,300        1,834
              Calpine Corp.
              8.75%, 07/15/07                                           500          410
              8.50%, 07/15/10 (e)                                     1,150        1,121
              8.50%, 02/15/11                                           500          396
              8.75%, 07/15/13 (e)                                       750          731
              Centerpoint Energy Inc., 6.85%, 06/01/15 (e)            1,500        1,542
              CMS Energy Corp., 8.50%, 04/15/11                       1,000        1,080
              Edison International Inc., 6.875%, 09/15/04               500          514
              Edison Mission Energy Corp.
              10.00%, 08/15/08                                          200          207
              9.875%, 04/15/11                                          250          260
              Empresa Nacional de Electricidad SA
              8.50%, 04/01/09                                           500          564
              8.35%, 08/01/13                                           500          562
              Homer City Funding LLC, 8.734%, 10/01/26                  100          107
              Midwest Generation LLC, 8.56%, 01/02/16                   350          365
              Mission Energy Holding Co., 13.50%, 07/15/08              300          294
              Nevada Power Co., 9.00%, 08/15/13 (e)                     500          553
              Orion Power Holdings Inc., 12.00%, 05/01/10               500          608
              PSEG Energy Holdings LLC
              10.00%, 10/01/09                                        1,000        1,173
              8.50%, 06/15/11                                           500          554
              Reliant Resources Inc., 9.50%, 07/15/13 (e)               500          535
              Sithe/Independence Funding, 9.00%, 12/30/13             1,000        1,128
              South Point Energy Center LLC, 8.40%, 05/30/12 (e)        288          276
              TECO Energy Inc.
              7.50%, 06/15/10                                           100          107
              7.00%, 05/01/12                                           900          927
              Westar Energy Inc., 7.875%, 05/01/07                      500          559
                                                                                  21,279
Electronics - 0.4%
              Sanmina-SCI Corp., 10.375%, 01/15/10                    1,000        1,170
Entertainment - 3.1%
              Alliance Atlantis Communications Inc., 13.00%, 12/15/09 2,065        2,354
              Argosy Gaming Co., 9.00%, 09/01/11                      1,000        1,108
              Capitol Records Inc., 8.375%, 08/15/09 (e)                300          315
              Intrawest Corp., 7.50%, 10/15/13 (e)                      500          520
              Regal Cinemas Inc., 9.375%, 02/01/12                    1,533        1,732
              Six Flags Inc.
              9.50%, 02/01/09                                         1,000        1,048
              8.875%, 02/01/10                                          200          205
              Steinway Musical Instruments, 8.75%, 04/15/11           1,000        1,060
                                                                                   8,342
Environmental Control - 2.0%
              Allied Waste North America
              7.875%, 01/01/09                                        2,000        2,085
              10.00%, 08/01/09                                        1,500        1,620
              7.875%, 04/15/13                                          500          541
              IESI Corp., 10.25%, 06/15/12                            1,000        1,111
                                                                                   5,357
Food - 3.2%
              Ahold Finance USA Inc., 8.25%, 07/15/10                 1,000        1,090
              B&G Foods Inc., 9.625%, 08/01/07                          500          516
              Del Monte Corp.
              9.25%, 05/15/11                                         1,000        1,105
              8.625%, 12/15/12                                          500          547
              Delhaize America Inc.
              8.125%, 04/15/11                                        1,500        1,725
              9.00%, 04/15/31                                           200          243
              Dole Food Co., Inc., 8.875%, 03/15/11                     600          658
              Domino's Inc., 8.25%, 07/01/11 (e)                        250          268
              Great Atlantic & Pacific Tea Co., 9.125%, 12/15/11        300          275
              Pinnacle Foods Holding Corp., 8.25%, 12/01/13 (e)       1,000        1,035
              Stater Brothers Holdings Inc., 10.75%, 08/15/06         1,000        1,054
                                                                                   8,516
Forest Products & Paper - 4.0%
              Abitibi-Consolidated Inc.
              8.55%, 08/01/10                                         2,000        2,227
              8.85%, 08/01/30                                           500          541
              Fort James Corp., 6.875%, 09/15/07                      1,000        1,055
              Georgia-Pacific Corp.
              8.125%, 05/15/11                                        1,000        1,100
              9.375%, 02/01/13                                        1,000        1,150
              8.875%, 05/15/31                                          500          550
              Millar Western Forest Products Ltd., 7.75%, 11/15/13 (e)  350          363
              Norske Skog Canada Ltd., 8.625%, 06/15/11               1,475        1,549
              Tembec Industries Inc.
              8.625%, 06/30/09                                           43           44
              8.50%, 02/01/11                                         1,957        2,025
                                                                                  10,604
Healthcare - 2.9%
              Ardent Health Services, 10.00%, 08/15/13 (e)              400          436
              Coventry Health Care Inc., 8.125%, 02/15/12               483          536
              Genesis HealthCare Corp., 8.00%, 10/15/13 (e)             500          521
              HCA Inc.
              6.25%, 02/15/13                                           500          512
              7.69%, 06/15/25                                         1,350        1,425
              7.50%, 11/06/33                                           500          521
              Medex Inc., 8.875%, 05/15/13 (e)                        1,000        1,075
              Province Healthcare Co., 7.50%, 06/01/13                1,000        1,000
              Select Medical Corp., 7.50%, 08/01/13 (e)                 400          424
              Tenet Healthcare Corp., 6.50%, 06/01/12                 1,300        1,246
                                                                                   7,696
Holding Companies - Diversified - 0.2%
              Stena AB, 7.50%, 11/01/13 (e)                             500          515

Home Builders - 2.1%
              Beazer Homes USA Inc., 8.375%, 04/15/12                 1,155        1,273
              Meritage Corp., 9.75%, 06/01/11                           300          335
              Ryland Group Inc., 9.125%, 06/15/11                     1,000        1,143
              Schuler Homes Inc., 10.50%, 07/15/11                    1,500        1,740
              Toll Corp., 8.25%, 02/01/11                               500          550
              WCI Communities Inc., 10.625%, 02/15/11                   500          565
                                                                                   5,606
Household Products - 1.0%
              JohnsonDiversey Holdings Inc.,
              (Step-Up Bond), 10.67%, 05/15/13 (d) (e)                2,000        1,530
              Johnsondiversey Inc., 9.625%, 05/15/12                  1,000        1,115
                                                                                   2,645
Insurance - 0.5%
              Fairfax Financial Holdings Ltd., 8.30%, 04/15/26        1,500        1,388

Iron & Steel - 0.3%
              AK Steel Corp., 7.75%, 06/15/12                           300          257
              United States Steel Corp., 9.75%, 05/15/10                450          506
                                                                                     763
Leisure Time - 0.8%
              Royal Caribbean Cruises Ltd., 6.75%, 03/15/08           2,000        2,083

Lodging - 5.0%
              Ameristar Casinos Inc., 10.75%, 02/15/09                2,000        2,300
              Boyd Gaming Corp., 7.75%, 12/15/12                      1,000        1,070
              Hilton Hotels Corp., 8.25%, 02/15/11                    1,000        1,152
              HMH Properties Inc., 8.45%, 12/01/08                      436          455
              Mandalay Resort Group, 10.25%, 08/01/07                   750          866
              MGM Mirage, 9.75%, 06/01/07                             2,000        2,280
              Park Place Entertainment Corp.
              8.875%, 09/15/08                                        1,000        1,133
              8.125%, 05/15/11                                        1,000        1,121
              Starwood Hotels & Resorts Worldwide Inc.,
              7.875%, 05/01/12                                        1,000        1,125
              Station Casinos Inc., 8.375%, 02/15/08                    500          536
              Venetian Casino Resort LLC, 11.00%, 06/15/10            1,000        1,160
                                                                                  13,198
Machinery - 1.1%
              AGCO Corp., 9.50%, 05/01/08                               538          589
              Case Credit Corp., 6.75%, 10/21/07                        250          255
              Case New Holland Inc., 9.25%, 08/01/11 (e)              1,200        1,344
              Manitowoc Co., 7.125%, 11/01/13                           200          207
              Terex Corp., 10.375%, 04/01/11                            500          560
                                                                                   2,955
Manufacturing - 2.2%
              Avondale Mills Inc., 10.25%, 07/01/13                     500          315
              Tyco International Group SA
              6.75%, 02/15/11                                         1,500        1,639
              7.00%, 06/15/28                                         3,700        3,843
                                                                                   5,797
Media - 9.8%
              American Media Operation Inc., 8.875%, 01/15/11           425          461
              CanWest Media Inc., 10.625%, 05/15/11                     500          571
              Charter Communications Holdings II LLC,
              10.25%, 09/15/10 (e)                                    1,000        1,050
              Charter Communications Holdings LLC,
              10.00%, 04/01/09                                        2,000        1,780
              Corus Entertainment Inc., 8.75%, 03/01/12               1,068        1,175
              CSC Holdings Inc.
              7.625%, 04/01/11                                        1,500        1,579
              7.875%, 02/15/18                                        1,000        1,067
              Dex Media East LLC
              9.875%, 11/15/09                                        1,250        1,431
              12.125%, 11/15/12                                         500          615
              Dex Media Finance Co., 9.875%, 08/15/13 (e)               500          581
              DirecTV Holdings LLC, 8.375%, 03/15/13                  1,000        1,160
              Echostar DBS Corp., 9.375%, 02/01/09                    2,000        2,102
              Hollinger International Publishing Inc., 9.00%, 12/15/101,000        1,062
              Houghton Mifflin Co.
              8.25%, 02/01/11                                           270          289
              9.875%, 02/01/13                                          340          374
              Mediacom Capital Corp., 9.50%, 01/15/13                 1,982        2,101
              Paxson Communications Corp., 10.75%, 07/15/08             500          546
              Primedia Inc., 8.00%, 05/15/13 (e)                      1,500        1,530
              Rogers Cable Inc., 6.25%, 06/15/13                      1,000        1,007
              Rogers Cablesystems Ltd., 10.00%, 03/15/05              1,100        1,180
              Shaw Communications Inc., 7.20%, 12/15/11                 500          541
              Sun Media Corp., 7.625%, 02/15/13                       1,000        1,070
              Vivendi Universal SA, 9.25%, 04/15/10 (e)               1,500        1,778
              Young Broadcasting Inc., 10.00%, 03/01/11               1,000        1,078
                                                                                  26,128
Mining - 0.3%
              Peabody Energy Corp., 6.875%, 03/15/13                    250          264
              USEC Inc., 6.625%, 01/20/06                               500          477
                                                                                     741
Office & Business Equipment - 1.2%
              General Binding Corp., 9.375%, 06/01/08                 2,000        2,020
              Xerox Corp., 9.75%, 01/15/09 (g)                        1,000        1,170
                                                                                   3,190
Oil & Gas Producers - 3.4%
              Chesapeake Energy Corp., 8.125%, 04/01/11               1,000        1,110
              Denbury Resources Inc., 7.50%, 04/01/13                 1,000        1,045
              El Paso CGP Co., 7.75%, 06/15/10                        1,500        1,416
              Newfield Exploration Co., 7.625%, 03/01/11                975        1,087
              Pioneer Natural Resources Co., 7.50%, 04/15/12          1,000        1,149
              Premcor Refining Group Inc., 9.50%, 02/01/13              300          342
              Tesoro Petroleum Corp.
              8.00%, 04/15/08                                           150          159
              9.00%, 07/01/08                                         2,000        2,075
              Vintage Petroleum Inc., 8.25%, 05/01/12                   500          544
                                                                                   8,927
Oil & Gas Services - 0.3%
              Key Energy Services Inc., 6.375%, 05/01/13                500          508
              Universal Compression Inc., 7.25%, 05/15/10               200          208
                                                                                     716
Packaging & Containers - 3.4%
              Berry Plastics Corp.
              10.75%, 07/15/12 (e)                                      300          345
              10.75%, 07/15/12                                          700          806
              Crown Cork & Seal Co. Inc., 7.375%, 12/15/26            1,500        1,356
              Graphic Packaging International Corp.,
              9.50%, 08/15/13 (e)                                     1,250        1,381
              Jefferson Smurfit-Stone Container Corp., 8.25%, 10/01/121,000        1,085
              Kappa Beheer BV, 10.625%, 07/15/09                        800          856
              Owens-Brockway, 8.875%, 02/15/09                        1,000        1,096
              Owens-Illinois Inc.
              8.10%, 05/15/07                                         1,000        1,054
              7.50%, 05/15/10                                         1,071        1,099
                                                                                   9,078
Pharmaceuticals - 1.7%
              Alpharma Inc., 8.625%, 05/01/11 (e)                       500          506
              AmerisourceBergen Corp., 8.125%, 09/01/08                 400          451
              Biovail Corp., 7.875%, 04/01/10                         1,000        1,020
              NeighborCare Inc., 6.875%, 11/15/13 (e)                 1,000        1,018
              Omnicare Inc., 8.125%, 03/15/11                         1,500        1,639
                                                                                   4,634
Pipelines - 5.1%
              ANR Pipeline Co., 8.875%, 03/15/10                      1,000        1,125
              Aquila Inc., 14.875%, 07/01/12                            400          535
              Dynegy Holdings Inc., 10.125%, 07/15/13 (e)             1,500        1,725
              El Paso Corp.
              6.75%, 05/15/09                                           500          477
              7.875%, 06/15/12                                        2,000        1,890
              7.75%, 01/15/32                                         1,700        1,449
              El Paso Production Holding Co., 7.75%, 06/01/13 (e)       500          492
              Southern Natural Gas Co., 8.875%, 03/15/10                500          562
              Transcontinental Gas Pipe Line Corp., 8.875%, 07/15/12  1,500        1,774
              Transmontaigne Inc., 9.125%, 06/01/10 (e)                 500          536
              Williams Cos. Inc.
              8.625%, 06/01/10                                          225          253
              7.125%, 09/01/11                                        1,000        1,058
              8.125%, 03/15/12                                          500          555
              8.75%, 03/15/32                                         1,000        1,130
                                                                                  13,561
Real Estate - 2.2%
              Choctaw Resort Development Enterprise,
              9.25%, 04/01/09                                         2,000        2,170
              Felcor Lodging LP, 10.00%, 09/15/08                     2,000        2,160
              Host Marriott Corp., 7.875%, 08/01/08                     400          416
              Host Marriott LP, 7.125%, 11/01/13 (e)                    550          561
              Meristar Hospitality Corp., 9.125%, 01/15/11              450          477
                                                                                   5,784
Retail - 3.9%
              Finlay Enterprises Inc., 9.00%, 05/01/08                2,075        2,124
              Gap Inc., 8.80%, 12/15/08 (g)                             500          616
              J.C. Penney Co. Inc.
              8.25%, 08/15/22                                           350          362
              7.125%, 11/15/23                                          500          530
              7.40%, 04/01/37                                         1,000        1,086
              Michaels Stores Inc., 9.25%, 07/01/09                   1,000        1,104
              Saks Inc.
              7.50%, 12/01/10                                           630          684
              7.00%, 12/01/13 (e)                                       294          300
              Toys R US Inc., 7.875%, 04/15/13                        1,000        1,076
              Tricon Global Restaurants Inc., 8.875%, 04/15/11        2,000        2,425
                                                                                  10,307

Semiconductors - 0.8%
              Amkor Technology Inc., 7.75%, 05/15/13                  1,000        1,073
              Fairchild Semiconductor International Inc.,
              10.50%, 02/01/09                                        1,000        1,115
                                                                                   2,188
Telecommunications - 3.6%
              Insight Midwest Capital Inc., 9.75%, 10/01/09             500          529
              Insight Midwest LP/Insight Capital Inc.,
              10.50%, 11/01/10 (e)                                      500          544
              PanAmSat Corp., 8.50%, 02/01/12                           500          555
              Qwest Corp.
              5.625%, 11/15/08                                        1,500        1,485
              7.50%, 06/15/23                                         1,800        1,800
              Qwest Services Corp.
              13.00%, 12/15/07 (e)                                    1,500        1,762
              13.50%, 12/15/10 (e)                                    2,500        3,038
                                                                                   9,713
Telecommunications Equipment - 0.4%
              Nortel Networks Ltd., 6.125%, 02/15/06                  1,000        1,013

Tobacco - 1.0%
              DIMON Inc., 9.625%, 10/15/11                            1,820        2,029
              RJ Reynolds Tobacco Holdings Inc., 7.25%, 06/01/12        700          690
                                                                                   2,719
Transportation - 0.5%
              Teekay Shipping Corp., 8.875%, 07/15/11                 1,100        1,249

Wireless Telecommunications - 3.0%
              Crown Castle International Corp.
              9.375%, 08/01/11                                          500          555
              10.75%, 08/01/11                                        1,000        1,125
              Nextel Communications Inc., 9.50%, 02/01/11             2,000        2,260
              Rogers Cantel Inc.
              8.80%, 10/01/07                                         1,000        1,028
              9.75%, 06/01/16                                           200          241
              Rogers Wireless Communications Inc., 9.625%, 05/01/11   1,000        1,195
              Triton PCS Inc.
              9.375%, 02/01/11                                          999        1,019
              8.75%, 11/15/11                                           500          492
                                                                                   7,915

              Total Corporate Bonds (cost $234,017)                              252,933

Warrants - 0.0%
Telecommunications - 0.0%
              AT&T Canada Inc., No Strike Price,
              Expiring 08/15/07 (e)                                       1            -
              Minorplanet Systems USA Inc., Strike Price $240.625,
              Expiring 09/15/05                                           2            -
              Total Warrants (cost $5)                                                 -

Short Term Investments - 2.9%
Money Market Funds - 2.9%
              Dreyfus Cash Management Plus, 0.898% (a)                7,836        7,836

              Total Short Term Investments (cost $7,836)                           7,836

Total Investments - 98.0% (cost $241,859)                           260,776
Other Assets and Liabilities, Net - 2.0%                              5,405
Total Net Assets - 100%                                             266,181

JNL/PPM America Money Market Fund
Commercial Paper - 95.3%
Auto Manufacturers - 7.9%
              BMW US Capital Corp.
              0.95%, 01/02/04                                         2,500        2,500
              1.04%, 01/15/04                                         6,038        6,036
              Volkswagen of America
              1.05%, 01/05/04                                         2,000        2,000
              1.07%, 01/22/04                                         4,000        3,997
                                                                                  14,533
Banks - 15.1%
              Bank of Nova Scotia, 1.06%, 01/26/04                    9,600        9,593
              Royal Bank of Scotland
              1.08%, 01/09/04                                         4,000        3,999
              1.08%, 01/20/04                                         1,400        1,399
              1.06%, 01/22/04                                         1,700        1,699
              1.08%, 01/22/04                                           300          300
              1.08%, 01/27/04                                         1,750        1,749
              UBS Finance LLC, 1.05%, 02/19/04                        9,100        9,087
                                                                                  27,826
Beverages - 9.1%
              Coca-Cola Co.
              1.03%, 01/05/04                                         4,800        4,799
              1.03%, 01/06/04                                         4,000        3,999
              Diageo Capital Plc
              1.03%, 01/26/04                                         2,000        1,999
              1.04%, 01/26/04                                         1,000          999
              1.06%, 02/02/04                                         5,000        4,995
                                                                                  16,791
Chemicals - 4.9%
              E.I. du Pont de Nemours & Co., 1.06%, 01/21/04          9,000        8,995

Computers - 4.9%
              IBM Corp., 1.00%, 01/14/04                              9,000        8,997

Diversified Financial Services - 35.6%
              American Express Credit Corp., 1.05%, 01/23/04          9,000        8,994
              American General Finance Corp., 1.03%, 03/01/04         5,000        4,991
              Citigroup Global Markets Holding Inc., 1.05%, 02/13/04  9,000        8,989
              Countrywide Home Loans
              1.03%, 01/02/04                                           200          200
              1.12%, 01/09/04                                         9,000        8,998
              General Electric Capital Corp., 1.09%, 01/06/04         8,850        8,849
              Goldman Sachs Group Inc.
              1.07%, 04/05/04                                         4,500        4,487
              1.08%, 05/24/04                                         2,000        1,991
              Household Finance Corp., 1.07%, 01/16/04                9,000        8,996
              Merrill Lynch & Co. Inc., 1.02%, 01/07/04               9,200        9,199
                                                                                  65,694
Food - 1.6%
              Sara Lee Corp., 1.05%, 01/16/04                         3,000        2,999

Insurance - 1.8%
              AIG Funding Inc., 1.01%, 02/17/04                       3,400        3,395

Oil & Gas Producers - 4.9%
              BP America Inc., 1.03%, 03/17/04                        9,000        8,980

Pharmaceuticals - 4.6%
              Merck & Co., 1.01%, 01/16/04                            8,500        8,496

Telecommunications - 4.9%
              BellSouth Corp., 1.02%, 01/09/04                        9,000        8,998
              Total Commercial Paper (cost $175,704)                             175,704

Money Market Funds - 5.4%
              Dreyfus Cash Management Plus, 0.898% (a)                9,258        9,258
              Dreyfus Government Cash Management, 0.893% (a)            691          691

              Total Money Market Funds (cost $9,949)                               9,949

Total Investments - 100.7% (cost $185,653)                          185,653
Other Assets and Liabilities, Net -  (0.7%)                          -1,213
Total Net Assets - 100%                                             184,440

JNL/PPM America Value Fund
Common Stocks - 99.8%
Aerospace & Defense - 1.9%
              United Technologies Corp.                                  11        1,024
 Apparel - 3.6%
              Liz Claiborne Inc.                                         25          876
              V.F. Corp.                                                 25        1,094
                                                                                   1,970
Auto Manufacturers - 3.3%
              Ford Motor Co.                                             58          931
              General Motors Corp.                                       17          886
                                                                                   1,817
Auto Parts & Equipment - 1.5%
              Delphi Corp.                                               80          812

Banks - 6.9%
              Bank of America Corp.                                      16        1,303
              Banknorth Group Inc.                                       25          807
              Charter One Financial Inc.                                 32        1,105
              KeyCorp                                                    20          572
                                                                                   3,787
Building Materials - 1.7%
              Masco Corp.                                                33          913

Chemicals - 3.2%
              Ashland Inc.                                               25        1,084
              PPG Industries Inc.                                        10          659
                                                                                   1,743
Computers - 2.0%
              Hewlett-Packard Co.                                        47        1,084

Diversified Financial Services - 6.8%
              Citigroup Inc.                                             28        1,364
              Fannie Mae                                                 17        1,306
              JPMorgan Chase & Co.                                       30        1,087
                                                                                   3,757
Electric - 6.2%
              Dominion Resources Inc.                                    15          970
              FirstEnergy Corp.                                          34        1,186
              NiSource Inc.                                              55        1,200
                                                                                   3,357
Food - 3.5%
              Kroger Co. (b)                                             59        1,086
              Sara Lee Corp.                                             37          812
                                                                                   1,898
Forest Products & Paper - 1.5%
              MeadWestvaco Corp.                                         27          812

Healthcare - 4.0%
              HCA Inc.                                                   25        1,087
              WellPoint Health Networks Inc. (b)                         11        1,086
                                                                                   2,173
Home Furnishings - 1.5%
              Maytag Corp.                                               29          805

Household Products - 2.0%
              Fortune Brands Inc.                                        15        1,101

Insurance - 9.6%
              American International Group Inc.                          18        1,200
              Cigna Corp.                                                12          707
              Hartford Financial Services Group Inc.                     20        1,198
              Lincoln National Corp.                                     27        1,090
              Radian Group Inc.                                          22        1,092
                                                                                   5,287
Iron & Steel - 1.4%
              Nucor Corp.                                                13          750

Leisure Time - 1.5%
              Brunswick Corp.                                            26          812

Manufacturing - 3.9%
              Cooper Industries Ltd. - Class A                           14          793
              General Electric Co.                                       43        1,317
                                                                                   2,110
Oil & Gas Producers - 6.4%
              ChevronTexaco Corp.                                        13        1,140
              ConocoPhillips                                             17        1,135
              Occidental Petroleum Corp.                                 28        1,191
                                                                                   3,466
Pharmaceuticals - 3.5%
              AmerisourceBergen Corp.                                    13          719
              Merck & Co. Inc.                                           26        1,206
                                                                                   1,925
Retail - 5.5%
              Federated Department Stores Inc.                           24        1,140
              Home Depot Inc.                                            22          767
              Sears Roebuck & Co.                                        24        1,074
                                                                                   2,981
Savings & Loans - 3.5%
              Sovereign Bancorp. Inc.                                    34          817
              Washington Mutual Inc.                                     27        1,087
                                                                                   1,904
Software - 2.9%
              Computer Associates International Inc.                     37        1,022
              Compuware Corp. (b)                                        88          534
                                                                                   1,556
Telecommunications - 6.6%
              BellSouth Corp.                                            29          815
              SBC Communications Inc.                                    40        1,040
              Sprint Corp. - FON Group                                   47          770
              Verizon Communications Inc.                                28          997
                                                                                   3,622
Tobacco - 2.3%
              Altria Group Inc.                                          23        1,263

Transportation - 3.1%
              Burlington Northern Santa Fe Corp.                         32        1,032
              CSX Corp.                                                  18          647
                                                                                   1,679
              Total Common Stocks (cost $44,862)                                  54,408

Short Term Investments - 1.7%
Money Market Funds - 1.7%
              Dreyfus Cash Management Plus, 0.898% (a)                  951          951
              Total Short Term Investments (cost $951)                               951

Total Investments - 101.5% (cost $45,813)                            55,359
Other Assets and Liabilities, Net -  (1.5%)                            -827
Total Net Assets - 100%                                              54,532

JNL/Putnam Equity Fund
Common Stocks - 98.1%
Aerospace & Defense - 2.6%
              Lockheed Martin Corp.                                      46        2,385
              Rockwell Collins Inc.                                      36        1,075
              United Technologies Corp.                                   8          765
                                                                                   4,225
Airlines - 0.7%
              Southwest Airlines Co.                                     72        1,158

Apparel - 0.1%
              NIKE Inc.                                                   1           62

Auto Manufacturers - 0.1%
              General Motors Corp.                                        2           80

Banks - 6.8%
              Bank of New York Co. Inc.                                  47        1,556
              Charter One Financial Inc.                                  1           35
              Comerica Inc.                                              14          757
              Commerce Bancorp. Inc.                                     51        2,681
              Fifth Third Bancorp.                                       36        2,141
              M&T Bank Corp.                                              1           49
              US Bancorp.                                                97        2,874
              Wells Fargo & Co.                                          17          999
                                                                                  11,092
Beverages - 0.3%
              Anheuser-Busch Cos. Inc.                                    2          109
              Coca-Cola Co.                                               3          150
              Pepsi Bottling Group Inc.                                   2           36
              PepsiCo Inc.                                                3          143
                                                                                     438
Biotechnology - 1.5%
              Amgen Inc. (b)                                             32        1,990
              Biogen Idec Inc. (b)                                       10          374
              Genentech Inc. (b)                                          1           56
              Invitrogen Corp. (b)                                        1           42
                                                                                   2,462
Building Materials - 0.7%
              Masco Corp.                                                42        1,154

Chemicals - 0.4%
              E.I. du Pont de Nemours & Co.                              13          601
              PPG Industries Inc.                                         1           65
                                                                                     666
Commercial Services - 1.8%
              Accenture Ltd. (b)                                         28          729
              ChoicePoint Inc. (b)                                       25          945
              Iron Mountain Inc. (b)                                     12          463
              McKesson Corp.                                              2           49
              Rent-A-Center Inc. (b)                                     29          858
                                                                                   3,044
Computers - 4.4%
              Dell Inc. (b)                                              51        1,731
              EMC Corp. (b)                                              41          534
              Hewlett-Packard Co.                                        92        2,120
              International Business Machines Corp.                       2          163
              Lexmark International Inc. (b)                             11          857
              Network Appliance Inc. (b)                                 16          322
              Sandisk Corp. (b)                                          11          679
              Storage Technology Corp. (b)                               17          425
              Sun Microsystems Inc. (b)                                 100          447
                                                                                   7,278
Cosmetics & Personal Care - 2.6%
              Avon Products Inc.                                         10          702
              Colgate-Palmolive Co.                                      17          841
              Procter & Gamble Co.                                       28        2,827
                                                                                   4,370
Diversified Financial Services - 13.9%
              Capital One Financial Corp.                                43        2,657
              Charles Schwab Corp.                                       90        1,067
              Citigroup Inc.                                            105        5,087
              Countrywide Financial Corp.                                 7          561
              Fannie Mae                                                  6          473
              Freddie Mac                                               107        6,240
              JPMorgan Chase & Co.                                       51        1,878
              Lehman Brothers Holdings Inc.                              17        1,297
              MBNA Corp.                                                 85        2,115
              Providian Financial Corp. (b)                              79          917
              SLM Corp.                                                  16          607
                                                                                  22,899
Electric - 1.4%
              Edison International                                       55        1,209
              Entergy Corp.                                               9          543
              Exelon Corp.                                                4          265
              PG&E Corp. (b)                                              5          134
              Sierra Pacific Resources (b)                               14           99
                                                                                   2,250
Electrical Components & Equipment - 0.1%
              American Power Conversion Corp.                             9          218

Electronics - 0.2%
              Celestica Inc. (b)                                         26          393

Food - 0.6%
              Dean Foods Co. (b)                                         27          901
              Kraft Foods Inc.                                            1           32
                                                                                     933
Healthcare - 5.0%
              Baxter International Inc.                                   2           57
              Boston Scientific Corp. (b)                                 1           37
              Health Management Associates Inc.                           1           34
              Inamed Corp. (b)                                            5          245
              Johnson & Johnson                                         103        5,337
              Manor Care Inc.                                             1           21
              Medtronic Inc.                                             39        1,896
              St. Jude Medical Inc. (b)                                   1           37
              Tenet Healthcare Corp. (b)                                 39          632
                                                                                   8,296
Home Builders - 1.1%
              Lennar Corp.                                               10          979
              NVR Inc. (b)                                                1          652
              Pulte Homes Inc.                                            2          150
                                                                                   1,781
Insurance - 6.5%
              ACE Ltd.                                                   30        1,226
              American International Group Inc.                          72        4,788
              Cigna Corp.                                                13          747
              Everest Re Group Ltd.                                      22        1,844
              Radian Group Inc.                                          23        1,105
              XL Capital Ltd.                                            12          931
                                                                                  10,641
Internet - 1.2%
              Checkfree Corp. (b)                                        24          661
              eBay Inc. (b)                                               6          407
              Symantec Corp. (b)                                          3          118
              Yahoo! Inc. (b)                                            19          853
                                                                                   2,039
Investment Companies - 1.0%
              SPDR Trust Series 1                                        15        1,626
Leisure Time - 0.8%
              Harley-Davidson Inc.                                       27        1,279
              Royal Caribbean Cruises Ltd.                                3          111
                                                                                   1,390
Lodging - 0.8%
              Harrah's Entertainment Inc.                                25        1,265

Manufacturing - 3.1%
              Dover Corp.                                                18          712
              General Electric Co.                                       14          445
              Illinois Tool Works Inc.                                    5          386
              ITT Industries Inc.                                        14        1,054
              Tyco International Ltd.                                    97        2,567
                                                                                   5,164
Media - 3.0%
              Comcast Corp. - Special Class A (b)                        64        1,995
              EchoStar Communications Corp. (b)                           9          305
              Liberty Media Corp. (b)                                    10          114
              Time Warner Inc. (b)                                       48          871
              Viacom Inc. - Class B                                      37        1,663
                                                                                   4,948
Mining - 0.5%
              BHP Billiton Plc                                           66          766

Office & Business Equipment - 0.7%
              Xerox Corp. (b)                                            89        1,234

Oil & Gas Producers - 5.1%
              Apache Corp.                                                2          129
              Burlington Resources Inc.                                   3          155
              Canadian Natural Resources Ltd.                            15          779
              EnCana Corp.                                               15          582
              Exxon Mobil Corp.                                         125        5,140
              GlobalSantaFe Corp.                                        47        1,162
              Total SA - ADR                                              4          331
                                                                                   8,278
Oil & Gas Services - 0.4%
              Halliburton Co.                                            25          645

Packaging & Containers - 0.1%
              Sealed Air Corp. (b)                                        2           81
              Smurfit-Stone Container Corp. (b)                           3           60
                                                                                     141
Pharmaceuticals - 7.8%
              Abbott Laboratories                                        34        1,574
              Allergan Inc.                                               5          392
              AstraZeneca Plc                                             7          314
              Cardinal Health Inc.                                       19        1,141
              Express Scripts Inc. - Class A (b)                         10          644
              Forest Laboratories Inc. (b)                               34        2,130
              Merck & Co. Inc.                                            5          217
              Pfizer Inc.                                               182        6,424
              Teva Pharmaceutical Industries Ltd. - ADR                   1           61
                                                                                  12,897
Real Estate - 0.3%
              Apartment Investment & Management Co.                      15          531

Retail - 6.1%
              Autozone Inc. (b)                                          21        1,763
              Bed Bath & Beyond Inc. (b)                                 20          884
              Costco Wholesale Corp. (b)                                 25          915
              Family Dollar Stores Inc.                                  31        1,105
              Home Depot Inc.                                             3           90
              Kohl's Corp. (b)                                           14          647
              Lowe's Cos. Inc.                                           26        1,415
              McDonald's Corp.                                            1           25
              Michaels Stores Inc.                                        1           34
              Ross Stores Inc.                                           19          513
              Staples Inc. (b)                                            4          105
              TJX Cos. Inc.                                              26          579
              Wal-Mart Stores Inc.                                       38        2,021
                                                                                  10,096
Semiconductors - 3.1%
              Agere Systems Inc. (b)                                     29           90
              Integrated Circuit Systems Inc. (b)                        13          370
              Intel Corp.                                               125        4,019
              Linear Technology Corp.                                    15          622
                                                                                   5,101
Software - 6.9%
              BMC Software Inc. (b)                                      62        1,155
              Computer Associates International Inc.                     35          957
              First Data Corp.                                           23          962
              Microsoft Corp.                                           250        6,885
              Oracle Corp. (b)                                           38          505
              Siebel Systems Inc. (b)                                    34          474
              Veritas Software Corp. (b)                                 13          468
                                                                                  11,406
Telecommunications - 1.2%
              CenturyTel Inc.                                             1           29
              Level 3 Communications Inc. (b)                           100          568
              SBC Communications Inc.                                    22          582
              Verizon Communications Inc.                                23          805
                                                                                   1,984
Telecommunications Equipment - 2.1%
              Cisco Systems Inc. (b)                                    115        2,789
              Harris Corp.                                                -            -
              Nokia Oyj - ADR                                            41          702
                                                                                   3,491
Tobacco - 1.0%
              Altria Group Inc.                                          30        1,624

Toys & Hobbies - 0.3%
              Mattel Inc.                                                30          576

Transportation - 1.4%
              Canadian National Railway Co.                              13          848
              Union Pacific Corp.                                        21        1,481
                                                                                   2,329
Wireless Telecommunications - 0.5%
              Nextel Communications Inc. (b)                              2           48
              Qualcomm Inc.                                              15          803
                                                                                     851
              Total Common Stocks (cost $143,302)                                161,822

Short Term Investments - 1.5%
Money Market Funds - 0.0%
              Dreyfus Cash Management Plus, 0.898% (a)                    -            -
Repurchase Agreement - 1.5%
              Repurchase Agreement with Goldman Sachs and Co.,
              0.99%, (Collateralized by $2,630 Federal National Mortgage
              Association, 4.625%, due 05/01/13, market value $2,562)
              acquired on 12/31/03, due 01/02/04 at $2,526            2,526        2,526
              Total Short Term Investments (cost $2,526)                           2,526

Total Investments - 99.6% (cost $145,828)                           164,348
Other Assets and Liabilities, Net - 0.4%                                579
Total Net Assets - 100%                                             164,927

JNL/Putnam International Equity Fund
Common Stocks - 97.3%
Advertising - 0.8%
              WPP Group Plc                                              77          755
Airlines - 0.3%
              Qantas Airways Ltd.                                        29           71
              Singapore Airlines Ltd.                                    29          191
                                                                                     262
Auto Manufacturers - 4.8%
              Bayerische Motoren Werke AG                                27        1,258
              Honda Motor Co. Ltd.                                       24        1,057
              Toyota Motor Corp.                                         69        2,338
                                                                                   4,653
Auto Parts & Equipment - 0.3%
              Bridgestone Corp.                                           4           54
              Denso Corp.                                                12          236
                                                                                     290
Banks - 18.2%
              ABN Amro Holding NV                                        10          232
              Allied Irish Banks Plc                                     45          725
              Australia & New Zealand Banking Group Ltd.                  9          126
              Banco Bilbao Vizcaya Argentaria SA                          7           93
              Banco Itau Holding Financeira SA - ADR                      1           58
              Banco Popular Espanol                                       1           63
              Bank of Ireland                                            18          240
              Bank of Nova Scotia                                         1           61
              Barclays Plc                                               10           90
              BNP Paribas SA                                             24        1,492
              Canadian Imperial Bank of Commerce                         18          873
              Credit Suisse Group                                        36        1,314
              Danske Bank A/S                                            30          705
              DBS Group Holdings Ltd.                                    44          381
              DnB Holding ASA                                            12           77
              HSBC Holdings Plc                                         266        4,197
              National Australia Bank Ltd.                                3           59
              Oversea-Chinese Banking Corp. Ltd.                         14           99
              Royal Bank of Scotland Group Plc                           48        1,411
              Sanpaolo IMI SpA                                            7           85
              Societe Generale                                            9          805
              Standard Chartered Plc                                     21          341
              Sumitomo Mitsui Financial Group Inc.                        -           75
              UBS AG                                                     43        2,934
              Uniao de Bancos Brasileiros SA - GDR                        2           55
              UniCredito Italiano SpA                                   107          577
              United Overseas Bank Ltd.                                  65          505
                                                                                  17,673
Beverages - 3.3%
              Cia de Bebidas das Americas - ADR                          17          432
              Diageo Plc                                                175        2,302
              Interbrew                                                  16          425
                                                                                   3,159
Building Materials - 0.8%
              CRH Plc                                                    38          789

Chemicals - 2.2%
              Air Liquide SA                                              -           81
              BASF AG                                                    28        1,573
              Ciba Specialty Chemicals AG (b)                             6          487
              Shin-Etsu Chemical Co. Ltd.                                 1           29
                                                                                   2,170
Commercial Services - 0.5%
              Securitas AB                                               29          386
              Toppan Printing Co. Ltd.                                    6           58
                                                                                     444
Computers - 0.6%
              Compal Electronics Inc.                                   391          536
              HON HAI Precision Industry Co. Ltd.                         8           33
                                                                                     569
Cosmetics & Personal Care - 0.5%
              Kao Corp.                                                  23          468

Distribution & Wholesale - 0.0%
              Mitsui & Co. Ltd.                                           5           40

Diversified Financial Services - 1.5%
              Acom Co. Ltd.                                               7          303
              Credit Saison Co. Ltd.                                     14          310
              Deutsche Boerse AG                                          1           38
              Grupo Financiero BBVA Bancomer (b)                         42           36
              Nomura Holdings Inc.                                       21          358
              ORIX Corp.                                                  5          380
                                                                                   1,425
Electric - 2.1%
              CLP Holdings Ltd.                                           9           41
              E.ON AG                                                     2          104
              Electrabel SA                                               -           30
              Electricidade de Portugal SA                               32           85
              Iberdrola SA                                               64        1,258
              Kansai Electric Power Co. Inc.                              3           56
              Korea Electric Power Corp. - ADR                           26          266
              Scottish & Southern Energy Plc                              6           75
              Scottish Power Plc                                          7           48
              Tokyo Electric Power Co. Inc.                               2           49
                                                                                   2,012
Electrical Components & Equipment - 3.1%
              Funai Electric Co. Ltd.                                     1           82
              Samsung Electronics Co. Ltd.                                8        3,040
                                                                                   3,122
Electronics - 1.2%
              Advantest Corp.                                             -           24
              Koninklijke Philips Electronics NV                         16          481
              Omron Corp.                                                 3           61
              Secom Co. Ltd.                                             15          560
                                                                                   1,126
Engineering & Construction - 0.6%
              Bouygues SA                                                18          628

Entertainment - 0.4%
              Hilton Group Plc                                          106          428

Food - 4.4%
              Metro AG                                                    1           38
              Nestle SA                                                  12        2,939
              Tesco Plc                                                 180          830
              Unilever NV                                                 1           50
              Woolworths Ltd.                                            44          392
                                                                                   4,249
Forest Products & Paper - 0.0%
              Sappi Ltd.                                                  2           29

Gas - 0.8%
              Tokyo Gas Co. Ltd.                                        207          739

Hand & Machine Tools - 0.1%
              Schneider Electric SA                                       1           52

Healthcare - 0.5%
              Synthes-Stratec Inc.                                        -          445

Holding Companies - Diversified - 1.2%
              LVMH Moet Hennessy Louis Vuitton SA                        15        1,080
              Swire Pacific Ltd.                                          6           37
                                                                                   1,117
Home Furnishings - 0.1%
              SONY Corp.                                                  2           59

Household Products - 0.6%
              Reckitt Benckiser Plc                                      24          543

Insurance - 3.7%
              Allianz AG                                                  1           67
              Cathay Financial Holding Co. Ltd.                         172          259
              China Life Insurance Co. Ltd. (b)                          34           28
              ING Groep NV                                               36          838
              Millea Holdings Inc.                                        -        1,058
              Sun Life Financial Services of Canada Inc.                  2           60
              Swiss Reinsurance                                          15        1,031
              XL Capital Ltd.                                             4          274
              Zurich Financial Services AG (b)                            -           56
                                                                                   3,671
Iron & Steel - 0.3%
              POSCO - ADR                                                 9          298

Lodging - 0.0%
              Four Seasons Hotels Inc.                                    1           41

Manufacturing - 2.0%
              Olympus Optical Co. Ltd.                                   38          824
              Siemens AG                                                 13        1,081
                                                                                   1,905
Media - 2.9%
              Mediaset SpA                                               85        1,014
              News Corp. Ltd. - ADR                                      16          583
              Singapore Press Holdings Ltd.                              25          278
              Societe Television Francaise 1                             28          973
                                                                                   2,848
Metal Fabrication & Hardware - 0.3%
              SKF AB                                                      7          255

Mining - 2.8%
              Aggregate Industries Plc                                   87          133
              Alcan Inc.                                                  1           47
              Anglo American Plc                                          2           34
              BHP Billiton Ltd.                                          36          328
              BHP Billiton Plc                                          127        1,111
              Cia Vale do Rio Doce - ADR                                 13          789
              Rio Tinto Plc                                              10          285
                                                                                   2,727
Office & Business Equipment - 2.8%
              Canon Inc.                                                 53        2,468
              Ricoh Co. Ltd.                                             13          256
                                                                                   2,724
Oil & Gas Producers - 7.8%
              BG Group Plc                                               14           72
              Canadian Natural Resources Ltd.                             1           40
              EnCana Corp.                                                4          174
              ENI-Ente Nazionale Idrocarburi SpA                         63        1,180
              Nippon Oil Corp.                                           52          265
              Petroleo Brasileiro SA - Petrobras - ADR                   16          456
              Shell Transport & Trading Co. Plc                          28          211
              Statoil ASA                                                 6           65
              Suncor Energy Inc.                                          4           94
              Total Fina Elf SA                                          25        4,632
              YUKOS - ADR                                                 8          345
                                                                                   7,534
Packaging & Containers - 0.4%
              Amcor Ltd.                                                 55          343

Pharmaceuticals - 7.0%
              AstraZeneca Plc                                            58        2,785
              GlaxoSmithKline Plc                                         9          209
              Novartis AG                                                54        2,436
              Roche Holding AG Genusschein                                4          438
              Sankyo Co. Ltd.                                             -            7
              Schering AG                                                 2           86
              Takeda Chemical Industries Ltd.                             1           55
              Yamanouchi Pharmaceutical Co. Ltd.                         24          740
                                                                                   6,756
Retail - 2.3%
              Aeon Co. Ltd.                                              11          352
              GUS Plc                                                    51          700
              Hennes & Mauritz AB - Class B                              12          284
              Pinault-Printemps-Redoute SA                                3          276
              Swatch Group AG                                             8          183
              Swatch Group AG - Class B                                   3          408
              Wal-Mart de Mexico SA de CV                                14           41
                                                                                   2,244
Semiconductors - 0.7%
              Rohm Co. Ltd.                                               4          516
              STMicroelectronics NV                                       2           44
              Taiwan Semiconductor Manufacturing Co. Ltd. (b)            46           87
                                                                                     647
Software - 0.1%
              SAP AG                                                      -           49

Telecommunications - 3.0%
              China Telecom Corp. Ltd.                                  690          284
              Deutsche Telekom AG (b)                                    35          635
              KT Corp. - ADR                                             33          628
              Nippon Telegraph & Telephone Corp.                          -          251
              Portugal Telecom SGPS SA                                   10           98
              Royal KPN NV (b)                                            9           67
              Telefonica SA                                               5           74
              Telefonos de Mexico SA de CV - ADR                         25          813
              Telus Corp.                                                 3           49
                                                                                   2,899
Telecommunications Equipment - 2.1%
              Nokia Oyj                                                  83        1,437
              Telefonaktiebolaget LM Ericsson (b)                       345          618
                                                                                   2,055
Tobacco - 0.5%
              Altadis SA                                                 17          474
              Japan Tobacco Inc.                                          -           44
                                                                                     518
Transportation - 1.7%
              Canadian National Railway Co.                              12          751
              East Japan Railway Co.                                      -          518
              TPG NV                                                     16          384
                                                                                   1,653
Venture Capital - 0.5%
              3i Group Plc                                               45          502

Water - 0.8%
              Veolia Environnement                                       28          747

Wireless Telecommunications - 6.7%
              NTT DoCoMo Inc.                                             1        1,889
              SK Telecom Co. Ltd. - ADR                                  19          349
              SK Telecom Co. Ltd.                                         2          354
              Vodafone Group Plc                                      1,577        3,910
                                                                                   6,502

              Total Common Stocks (cost $77,571)                                  94,164

Mutual Funds - 0.5%
              iShares MSCI EAFE Index Fund                                4          488

              Total Mutual Funds (cost $447)                                         488

Preferred Stocks - 0.1%
Auto Manufacturers - 0.0%
              Porsche AG                                                  -           42

Diversified Financial Services - 0.0%
              Singapore Press Holdings                                    4           46

              Total Preferred Stocks (cost $69)                                       88

Warrants - 0.2%
Chemicals - 0.2%
              Reliance Industries, No Strike Price, Expiring 09/02/04 (e)13          167

Software - 0.0%
              Infosys Technologies, No Strike Price, Expiring 04/08/04 (e)-           39


              Total Warrants (cost $144)                                             205

Short Term Investments - 2.0%
Money Market Funds - 0.0%
              Dreyfus Cash Management Plus, 0.898% (a)                    1            1
Repurchase Agreement - 2.0%
              Repurchase Agreement with Goldman Sachs and Co.,
              0.99%, (Collateralized by $1,790 Federal National Mortgage
              Association, 6.00%, due 05/15/08, market value $1,981)
              acquired on 12/31/03, due 01/02/04 at $1,954            1,954        1,954

              Total Short Term Investments (cost $1,955)              1,955

Total Investments - 100.1% (cost $80,186)                            96,900
Other Assets and Liabilities, Net -  (0.1%)                             -89
Total Net Assets - 100%                                              96,811

JNL/Putnam Midcap Growth Fund
Common Stocks - 98.3%
Advertising - 0.8%
              Advo Inc.                                                   3           94
              Getty Images Inc. (b)                                       3          150
                                                                                     244
Aerospace & Defense - 1.3%
              Rockwell Collins Inc.                                       7          216
              United Defense Industries Inc. (b)                          5          166
                                                                                     382
Apparel - 1.5%
              Columbia Sportswear Co. (b)                                 2          120
              Kellwood Co.                                                4          180
              Timberland Co. - Class A (b)                                3          135
                                                                                     435
Auto Parts & Equipment - 0.8%
              Autoliv Inc.                                                1           45
              Lear Corp.                                                  3          200
                                                                                     245
Banks - 1.1%
              Investors Financial Services Corp.                          6          234
              Zions Bancorp.                                              2           92
                                                                                     326
Biotechnology - 4.1%
              Biogen Idec Inc. (b)                                        9          316
              Celgene Corp. (b)                                           3          126
              Genzyme Corp. (b)                                           5          242
              Invitrogen Corp. (b)                                        5          378
              Medimmune Inc. (b)                                          4          109
                                                                                   1,171
Commercial Services - 2.8%
              Alliance Data Systems Corp. (b)                             4          108
              Apollo Group Inc. (b)                                       3          225
              Career Education Corp. (b)                                  3          128
              ChoicePoint Inc. (b)                                        4          141
              Rent-A-Center Inc. (b)                                      7          218
                                                                                     820
Computers - 7.4%
              CACI International Inc. - Class A (b)                       4          204
              Cognizant Technology Solutions Corp. (b)                    6          255
              Lexar Media Inc. (b)                                        8          139
              Lexmark International Inc. (b)                              5          362
              Network Appliance Inc. (b)                                 16          333
              Sandisk Corp. (b)                                           7          416
              Storage Technology Corp. (b)                                7          191
              Sun Microsystems Inc. (b)                                  10           45
              SunGard Data Systems Inc. (b)                               7          183
                                                                                   2,128
Cosmetics & Personal Care - 0.4%
              Alberto-Culver Co. - Class B                                2          126

Distribution & Wholesale - 0.5%
              CDW Corp.                                                   3          156

Diversified Financial Services - 5.7%
              Ameritrade Holding Corp. (b)                                5           66
              Bear Stearns Cos. Inc.                                      3          244
              Capital One Financial Corp.                                 7          417
              Doral Financial Corp.                                       3          110
              Legg Mason Inc.                                             4          295
              Nelnet Inc. (b)                                             4           96
              Providian Financial Corp. (b)                              18          206
              Waddell & Reed Financial Inc. - Class A                     9          218
                                                                                   1,652
Electric - 0.7%
              Entergy Corp.                                               4          203

Electronics - 1.0%
              Benchmark Electronics Inc. (b)                              4          130
              Celestica Inc. (b)                                          3           38
              Flir Systems Inc. (b)                                       3          124
                                                                                     292
Entertainment - 2.1%
              GTECH Holdings Corp.                                        4          198
              International Game Technology                              10          339
              Regal Entertainment Group - Class A                         3           68
                                                                                     605
Environmental Control - 0.5%
              Stericycle Inc. (b)                                         3          145

Food - 0.3%
              Dean Foods Co. (b)                                          3           92

Healthcare - 10.3%
              Advanced Medical Optics Inc. (b)                            -            -
              Anthem Inc. (b)                                             3          248
              Apria Healthcare Group Inc. (b)                             8          216
              Biomet Inc.                                                 7          244
              C.R. Bard Inc.                                              4          358
              Cytyc Corp. (b)                                            11          146
              Guidant Corp.                                               2           93
              Health Net Inc. (b)                                        11          366
              Inamed Corp. (b)                                            6          264
              Quest Diagnostics Inc.                                      2          110
              St. Jude Medical Inc. (b)                                   4          245
              WellPoint Health Networks Inc. (b)                          3          291
              Zimmer Holdings Inc. (b)                                    5          373
                                                                                   2,954
Home Builders - 1.4%
              NVR Inc. (b)                                                1          410

Home Furnishings - 1.0%
              Whirlpool Corp.                                             4          283

Household Products - 3.0%
              Dial Corp.                                                 12          330
              Toro Co.                                                    5          214
              Yankee Candle Co. Inc. (b)                                 12          314
                                                                                     858
Insurance - 1.5%
              Everest Re Group Ltd.                                       3          220
              W.R. Berkley Corp.                                          6          215
                                                                                     435
Internet - 2.9%
              Symantec Corp. (b)                                         16          547
              VeriSign Inc. (b)                                          17          282
                                                                                     829
Investment Companies - 0.4%
              Nasdaq-100 Index Tracking Stock                             3          117

Leisure Time - 0.5%
              Harley-Davidson Inc.                                        3          157

Machinery - 1.6%
              Briggs & Stratton Corp.                                     4          263
              IDEX Corp.                                                  5          195
                                                                                     458
Manufacturing - 0.4%
              Dover Corp.                                                 3          111

Mining - 0.4%
              Freeport-McMoRan Copper & Gold Inc.                         3          110

Office & Business Equipment - 0.6%
              Xerox Corp. (b)                                            14          186

Office Furnishings - 1.0%
              HON Industries Inc.                                         7          295

Oil & Gas Producers - 2.1%
              Burlington Resources Inc.                                   3          166
              EOG Resources Inc.                                          5          249
              Noble Corp. (b)                                             5          183
                                                                                     598
Pharmaceuticals - 7.1%
              AdvancePCS (b)                                              2          111
              Allergan Inc.                                               4          330
              Amylin Pharmaceuticals Inc. (b)                             4           80
              Barr Laboratories Inc. (b)                                  3          259
              Caremark Rx Inc. (b)                                       12          309
              Gilead Sciences Inc. (b)                                    4          233
              Medicis Pharmaceutical Corp. - Class A                      3          235
              Mylan Laboratories Inc.                                    15          380
              Neurocrine Biosciences Inc. (b)                             2          109
                                                                                   2,046
Retail - 11.4%
              Abercrombie & Fitch Co. - Class A (b)                       6          158
              Advance Auto Parts (b)                                      4          326
              Autozone Inc. (b)                                           3          213
              CBRL Group Inc.                                             3          103
              Claire's Stores Inc.                                       16          301
              Dollar General Corp.                                       11          237
              Family Dollar Stores Inc.                                   2           72
              Michaels Stores Inc.                                        4          181
              Office Depot Inc. (b)                                       8          139
              RadioShack Corp.                                            4          117
              Ross Stores Inc.                                            9          233
              Staples Inc. (b)                                           22          603
              Starbucks Corp. (b)                                        12          407
              Yum! Brands Inc. (b)                                        5          179
                                                                                   3,268
Savings & Loans - 0.1%
              Brookline Bancorp. Inc.                                     1           17

Semiconductors - 7.8%
              Agere Systems Inc. (b)                                    101          306
              Altera Corp. (b)                                           11          256
              Integrated Circuit Systems Inc. (b)                         7          194
              Integrated Device Technology Inc. (b)                       8          144
              International Rectifier Corp. (b)                           3          148
              Intersil Corp.                                              6          152
              KLA-Tencor Corp. (b)                                        2          100
              Lam Research Corp. (b)                                      7          226
              Linear Technology Corp.                                     3          114
              Marvell Technology Group Ltd. (b)                           5          181
              QLogic Corp. (b)                                            4          227
              Sigmatel Inc. (b)                                           1           33
              Silicon Laboratories Inc. (b)                               4          186
                                                                                   2,267
Software - 8.3%
              Adobe Systems Inc.                                         11          440
              BMC Software Inc. (b)                                      27          500
              Electronic Arts Inc. (b)                                    6          292
              Fiserv Inc. (b)                                             3          119
              Informatica Corp. (b)                                       5           49
              Mercury Interactive Corp. (b)                               6          302
              SEI Investments Co.                                         5          146
              Siebel Systems Inc. (b)                                    20          276
              Veritas Software Corp. (b)                                  7          265
                                                                                   2,389
Telecommunications - 0.9%
              CenturyTel Inc.                                             8          258
Telecommunications Equipment - 1.7%
              Advanced Fibre Communications Inc. (b)                      4           79
              Corning Inc. (b)                                           12          120
              Foundry Networks Inc. (b)                                   7          186
              Juniper Networks Inc. (b)                                   5           93
                                                                                     478
Textiles - 1.0%
              Mohawk Industries Inc. (b)                                  4          303

Toys & Hobbies - 1.9%
              Marvel Enterprises Inc. (b)                                 8          239
              Mattel Inc.                                                17          323
                                                                                     562
              Total Common Stocks (cost $24,236)                                  28,411

Mutual Funds - 0.4%
              Midcap SPDR Trust Series 1                                  1          127
              Total Mutual Funds (cost $125)                                         127

Short Term Investments - 0.4%
Money Market Funds - 0.4%
              Dreyfus Cash Management Plus, 0.898% (a)                  108          108
Total Short Term Investments (cost $108)                                108


Total Investments - 99.1% (cost $24,469)                             28,646

Other Assets and Liabilities, Net - 0.9%                                263
Total Net Assets - 100%                                              28,909

JNL/Putnam Value Equity Fund
Common Stocks - 97.2%
Aerospace & Defense - 3.0%
              Boeing Co.                                                 77        3,232
              Lockheed Martin Corp.                                      83        4,261
              Northrop Grumman Corp.                                     18        1,673
                                                                                   9,166
Apparel - 0.4%
              Liz Claiborne Inc.                                         31        1,113

Banks - 7.3%
              Bank of America Corp.                                      49        3,941
              Bank of New York Co. Inc.                                  59        1,941
              State Street Corp.                                         29        1,515
              US Bancorp.                                               175        5,206
              Wachovia Corp.                                             74        3,466
              Wells Fargo & Co.                                          91        5,377
              Zions Bancorp.                                             19        1,171
                                                                                  22,617
Building Materials - 0.8%
              Masco Corp.                                                93        2,538

Chemicals - 2.3%
              Dow Chemical Co.                                          104        4,311
              PPG Industries Inc.                                        44        2,842
                                                                                   7,153
Commercial Services - 0.5%
              McKesson Corp.                                             51        1,631

Computers - 6.8%
              Dell Inc. (b)                                              72        2,438
              Hewlett-Packard Co.                                       347        7,967
              International Business Machines Corp.                      88        8,137
              Lexmark International Inc. (b)                             31        2,438
                                                                                  20,980
Cosmetics & Personal Care - 1.4%
              Procter & Gamble Co.                                       43        4,245

Diversified Financial Services - 11.4%
              Citigroup Inc.                                            258       12,513
              Fannie Mae                                                 89        6,703
              Freddie Mac                                               107        6,240
              JPMorgan Chase & Co.                                      211        7,743
              MBNA Corp.                                                 84        2,095
                                                                                  35,294
Electric - 2.6%
              Edison International                                       97        2,123
              Entergy Corp.                                              11          623
              Exelon Corp.                                               28        1,858
              FirstEnergy Corp.                                          20          690
              PG&E Corp. (b)                                             95        2,638
                                                                                   7,932
Electrical Components & Equipment - 0.4%
              Emerson Electric Co.                                       17        1,107

Electronics - 0.4%
              Solectron Corp. (b)                                       224        1,323

Environmental Control - 0.3%
              Republic Services Inc.                                     33          838

Food - 1.3%
              ConAgra Foods Inc.                                         89        2,341
              Kraft Foods Inc.                                           51        1,653
                                                                                   3,994
Forest Products & Paper - 0.6%
              Abitibi-Consolidated Inc.                                 219        1,759

Healthcare - 2.3%
              Anthem Inc. (b)                                            43        3,195
              C.R. Bard Inc.                                             21        1,690
              Johnson & Johnson                                          44        2,268
                                                                                   7,153
Home Furnishings - 1.0%
              Whirlpool Corp.                                            44        3,197

Household Products - 0.4%
              Avery Dennison Corp.                                       22        1,210

Insurance - 5.0%
              ACE Ltd.                                                   70        2,916
              American International Group Inc.                          38        2,486
              Berkshire Hathaway Inc. - Class B (b)                       1        3,688
              Cigna Corp.                                                19        1,104
              Travelers Property Casualty Corp.                         141        2,394
              XL Capital Ltd.                                            38        2,916
                                                                                  15,504
Manufacturing - 4.5%
              General Electric Co.                                      142        4,399
              Ingersoll-Rand Co. - Class A                               38        2,600
              Tyco International Ltd.                                   260        6,893
                                                                                  13,892
Media - 1.8%
              Time Warner Inc. (b)                                       78        1,410
              Walt Disney Co.                                           173        4,034
                                                                                   5,444
Mining - 0.7%
              Alcoa Inc.                                                 60        2,261

Office & Business Equipment - 1.2%
              Xerox Corp. (b)                                           273        3,768

Oil & Gas Producers - 5.9%
              ConocoPhillips                                             74        4,842
              Exxon Mobil Corp.                                         273       11,193
              Total SA - ADR                                             24        2,248
                                                                                  18,283
Oil & Gas Services - 0.9%
              Halliburton Co.                                           103        2,688

Pharmaceuticals - 8.8%
              Abbott Laboratories                                       137        6,403
              Cardinal Health Inc.                                       66        4,061
              Express Scripts Inc. - Class A (b)                         11          737
              Forest Laboratories Inc. (b)                               19        1,190
              King Pharmaceuticals Inc. (b)                             125        1,909
              Medco Health Solutions Inc. (b)                             -            -
              Pfizer Inc.                                               280        9,906
              Wyeth                                                      73        3,116
                                                                                  27,322
Retail - 7.2%
              Darden Restaurants Inc.                                   135        2,838
              Home Depot Inc.                                           103        3,641
              J.C. Penney Co. Inc.                                       57        1,493
              Limited Brands Inc.                                        26          469
              Lowe's Cos. Inc.                                           19        1,030
              McDonald's Corp.                                           98        2,431
              Office Depot Inc. (b)                                     203        3,394
              TJX Cos. Inc.                                              82        1,802
              Wal-Mart Stores Inc.                                       97        5,156
                                                                                  22,254
Savings & Loans - 1.3%
              Washington Mutual Inc.                                    100        4,020

Semiconductors - 1.5%
              Intel Corp.                                               113        3,648
              Micron Technology Inc. (b)                                 77        1,039
                                                                                   4,687
Software - 4.8%
              Automatic Data Processing Inc.                             31        1,216
              Computer Associates International Inc.                     86        2,357
              Fiserv Inc. (b)                                            42        1,647
              Microsoft Corp.                                           292        8,053
              Oracle Corp. (b)                                          131        1,727
                                                                                  15,000
Telecommunications - 4.4%
              BellSouth Corp.                                            81        2,292
              CenturyTel Inc.                                            38        1,249
              SBC Communications Inc.                                   145        3,791
              Verizon Communications Inc.                               178        6,244
                                                                                  13,576
Tobacco - 3.6%
              Altria Group Inc.                                         208       11,298

Toys & Hobbies - 0.4%
              Mattel Inc.                                                69        1,322

Transportation - 1.8%
              Canadian National Railway Co.                              39        2,474
              Union Pacific Corp.                                        49        3,370
                                                                                   5,844
Wireless Telecommunications - 0.3%
              Motorola Inc.                                              56          792
Total Common Stocks (cost $267,692)                                 301,205

Options - 0.0%
              Bellsouth Call Option, Strike Price $29.35, 04/07/04,      27           22
              SBC Communication, Call Option,
              Strike Price $26.74, 04/05/04                              60           53
              Verizon Call Option, Strike Price $36.17, 04/07/04         22           21

              Total Options (cost $83)                                                96

Short Term Investments - 2.7%
Money Market Funds - 0.0%
              Dreyfus Cash Management Plus, 0.898% (a)                    -            -

Repurchase Agreement - 2.7%
              Repurchase Agreement with Goldman Sachs and Co.,
              0.99%, (Collateralized by $8,410 Federal Home Loan Bank,
              3.875%, due 12/15/04 , market value $8,608) acquired
              on 12/31/03, due 01/02/04 at $8,451                     8,451        8,451
Total Short Term Investments (cost $8,451)                            8,451

Total Investments - 100.0% (cost $276,226)                          309,752
Other Assets and Liabilities, Net - 0.0%                                -20
Total Net Assets - 100%                                             309,732

JNL/S&P Aggressive Growth Fund
Mutual Funds - 100.0%
Aggressive Growth - 92.1%
              JNL/Alliance Capital Growth Fund                          267        2,654
              JNL/Curian Enhanced S&P 500 Stock Index Fund              501        3,971
              JNL/Janus Aggressive Growth Fund                           96        1,689
              JNL/Lazard Mid Cap Value Fund                              29          375
              JNL/Lazard Small Cap Value Fund                            51          660
              JNL/Oppenheimer Global Growth Fund                         91          918
              JNL/Putnam Midcap Growth Fund                              95          646
              JNL/T. Rowe Price Mid-Cap Growth Fund                      22          555
                                                                                  11,468
Income - 7.9%
              JNL/PIMCO Total Return Bond Fund                           33          385
              JNL/Salomon Brothers Global Bond Fund                       9          108
              JNL/Salomon Brothers High Yield Bond Fund                  62          496
                                                                                     989
Total Investments - 100.0% (cost $12,657)                            12,457
Other Assets and Liabilities, Net - 0.0%                                 -4
Total Net Assets - 100%                                              12,453

JNL/S&P Aggressive Growth Fund I
Mutual Funds - 99.7%
Aggressive Growth - 31.9%
              JNL/Alger Growth Fund                                     341        5,030
              JNL/Alliance Capital Growth Fund                          471        4,667
              JNL/Eagle SmallCap Equity Fund                            219        3,685
              JNL/Lazard Mid Cap Value Fund                             632        8,311
              JNL/Lazard Small Cap Value Fund                           804       10,488
              JNL/Oppenheimer Global Growth Fund                      1,044       10,566
              JNL/Oppenheimer Growth Fund                               516        4,272
              JNL/T. Rowe Price Mid-Cap Growth Fund                     216        5,364
                                                                                  52,383
Growth - 26.2%
              JNL/AIM Premier Equity II Fund                            162        1,574
              JNL/Eagle Core Equity Fund                              1,476       20,920
              JNL/T. Rowe Price Established Growth Fund               1,211       20,312
                                                                                  42,806
Growth & Income - 26.7%
              JNL/Janus Balanced Fund                                   312        2,893
              JNL/PPM America Value Fund                                361        5,304
              JNL/Putnam Value Equity Fund                              614        9,876
              JNL/T. Rowe Price Value Fund                            2,162       25,753
                                                                                  43,826
Income - 14.9%
              JNL/PIMCO Total Return Bond Fund                          688        8,092
              JNL/PPM America High Yield Bond Fund                    1,402       12,199
              JNL/Salomon Brothers Global Bond Fund                     256        2,923
              JNL/Salomon Brothers U.S. Government & Quality
              Bond Fund                                                 113        1,294
                                                                                  24,508
Total Investments - 99.7% (cost $152,951)                           163,523

Other Assets and Liabilities, Net - 0.3%                                493
Total Net Assets - 100%                                             164,016

JNL/S&P Aggressive Growth Fund II
Mutual Funds - 105.2%
Aggressive Growth - 68.9%
              JNL/Alliance Capital Growth Fund                          112        1,107
              JNL/Janus Aggressive Growth Fund                           20          355
              JNL/Lazard Mid Cap Value Fund                              16          213
              JNL/Lazard Small Cap Value Fund                            27          357
              JNL/Oppenheimer Global Growth Fund                         26          266
              JNL/Oppenheimer Growth Fund                                29          243
              JNL/T. Rowe Price Mid-Cap Growth Fund                       6          142
                                                                                   2,683
Growth - 2.1%
              JNL/AIM Premier Equity II Fund                              8           80

Growth & Income - 19.6%
              JNL/Putnam Value Equity Fund                               47          763

Income - 14.6%
              JNL/PIMCO Total Return Bond Fund                           17          199
              JNL/Salomon Brothers Global Bond Fund                       6           74
              JNL/Salomon Brothers High Yield Bond Fund                  37          297
                                                                                     570
Total Investments - 105.2% (cost $3,894)                              4,096
Other Assets and Liabilities, Net -  (5.2%)                            -204
Total Net Assets - 100%                                               3,892

JNL/S&P Conservative Growth Fund
Mutual Funds - 100.0%
Aggressive Growth - 52.7%
              JNL/Alliance Capital Growth Fund                          258        2,564
              JNL/Curian Enhanced S&P 500 Stock Index Fund              445        3,533
              JNL/Janus Aggressive Growth Fund                           81        1,434
              JNL/Oppenheimer Global Growth Fund                         72          730
                                                                                   8,261
Greater Opportunity for Stability - 12.0%
              JNL/PPM America Money Market Fund                       1,889        1,889

Growth & Income - 9.9%
              JNL/Janus Growth & Income Fund                             47          330
              JNL/Salomon Brothers Balanced Fund                        111        1,220
                                                                                   1,550
 Income - 25.4%
              JNL/PIMCO Total Return Bond Fund                          172        2,018
              JNL/Salomon Brothers Global Bond Fund                      52          598
              JNL/Salomon Brothers High Yield Bond Fund                 170        1,367
                                                                                   3,983

Total Investments - 100.0% (cost $15,087)                            15,683
Other Assets and Liabilities, Net - 0.0%                                 -4
Total Net Assets - 100%                                              15,679

JNL/S&P Conservative Growth Fund I
Mutual Funds - 99.9%
Aggressive Growth - 5.5%
              JNL/Alger Growth Fund                                     299        4,417
              JNL/Alliance Capital Growth Fund                          414        4,109
              JNL/Curian Enhanced S&P 500 Index Fund                  1,674       13,274
                                                                                  21,800
Greater Opportunity for Stability - 9.3%
              JNL/PPM America Money Market Fund                      37,510       37,510

Growth - 29.3%
              JNL/AIM Premier Equity II Fund                            429        4,158
              JNL/Curian S&P 500 Stock Index Fund                     2,225       21,892
              JNL/Eagle Core Equity Fund                              2,992       42,394
              JNL/Mellon Capital Management International Index Fund  1,221       13,975
              JNL/T. Rowe Price Established Growth Fund               2,121       35,567
                                                                                 117,986
Growth & Income - 22.0%
              JNL/Janus Balanced Fund                                   413        3,830
              JNL/PPM America Balanced Fund                             270        4,195
              JNL/Putnam Value Equity Fund                            1,076       17,319
              JNL/T. Rowe Price Value Fund                            5,315       63,296
                                                                                  88,640
Income - 33.8%
              JNL/Mellon Capital Management Bond Index Fund           1,336       14,000
              JNL/PIMCO Total Return Bond Fund                        3,035       35,688
              JNL/PPM America High Yield Bond Fund                    2,769       24,087
              JNL/Salomon Brothers Global Bond Fund                   3,041       34,665
              JNL/Salomon Brothers U.S. Government & Quality
              Bond Fund                                               2,395       27,476
                                                                                 135,916
Total Investments - 99.9% (cost $381,207)                           401,852
Other Assets and Liabilities, Net - 0.1%                                470
Total Net Assets - 100%                                             402,322

JNL/S&P Conservative Growth Fund II
Mutual Funds - 100.1%
Aggressive Growth - 36.8%
              JNL/Alliance Capital Growth Fund                          270        2,679
              JNL/Janus Aggressive Growth Fund                           45          790
              JNL/Lazard Mid Cap Value Fund                              35          457
              JNL/Oppenheimer Global Growth Fund                         48          483
              JNL/Oppenheimer Growth Fund                                91          754
                                                                                   5,163
Growth - 2.0%
              JNL/AIM Premier Equity II Fund                             29          285

Growth & Income - 26.9%
              JNL/Putnam Value Equity Fund                              150        2,421
              JNL/Salomon Brothers Balanced Fund                        123        1,345
                                                                                   3,766
Income - 34.4%
              JNL/PIMCO Total Return Bond Fund                          121        1,425
              JNL/Salomon Brothers Global Bond Fund                     139        1,583
              JNL/Salomon Brothers High Yield Bond Fund                 225        1,808
                                                                                   4,816

Total Investments - 100.1% (cost $13,100)                            14,030
Other Assets and Liabilities, Net -  (0.1%)                             -11
Total Net Assets - 100%                                              14,019

JNL/S&P Core Index 100 Fund
Mutual Funds - 99.7%
Aggressive Growth - 40.5%
              JNL/Curian Enhanced S&P 500 Stock Index Fund            1,298       10,293
              JNL/Curian S&P 400 MidCap Index Fund                      171        1,962
              JNL/Curian Small Cap Index Fund                           218        2,498
                                                                                  14,753
Greater Opportunity for Stability - 8.4%
              JNL/PPM America Money Market Fund                       3,057        3,058

Growth - 33.6%
              JNL/Curian S&P 500 Index Fund                           1,036       10,196
              JNL/Mellon Capital Management International Index Fund    177        2,025
                                                                                  12,221
Income - 17.2%
              JNL/Mellon Capital Management Bond Index Fund             598        6,263
Total Investments - 99.7% (cost $32,039)                             36,295
Other Assets and Liabilities, Net - 0.3%                                126
Total Net Assets - 100%                                              36,421

JNL/S&P Core Index 50 Fund
Mutual Funds - 100.1%
Aggressive Growth - 40.3%
              JNL/Alger Growth Fund                                      21          304
              JNL/Alliance Capital Growth Fund                           44          432
              JNL/Curian Enhanced S&P 500 Stock Index Fund               10           76
              JNL/Curian S&P 400 MidCap Index Fund                       41          465
              JNL/Curian Small Cap Index Fund                            28          324
              JNL/Eagle SmallCap Equity Fund                             10          160
              JNL/Janus Aggressive Growth Fund                            9          153
              JNL/Lazard Mid Cap Value Fund                              12          151
              JNL/Lazard Small Cap Value Fund                            18          237
              JNL/Oppenheimer Global Growth Fund                         40          402
              JNL/Oppenheimer Growth Fund                                17          137
              JNL/T. Rowe Price Mid-Cap Growth Fund                       9          236
                                                                                   3,077
Growth - 53.7%
              JNL/AIM Premier Equity II Fund                              8           73
              JNL/Curian S&P 500 Index Fund                             261        2,566
              JNL/Eagle Core Equity Fund                                 31          444
              JNL/Mellon Capital Management International Index Fund     35          401
              JNL/T. Rowe Price Established Growth Fund                  36          609
                                                                                   4,093
Growth & Income - 6.1%
              JNL/Putnam Value Equity Fund                                5           75
              JNL/T. Rowe Price Value Fund                               33          389
                                                                                     464
              Total Mutual Funds (cost $6,651)                                     7,634
Total Investments - 100.1% (cost $6,651)                              7,634
Other Assets and Liabilities, Net -  (0.1%)                              -5
Total Net Assets - 100%                                               7,629

JNL/S&P Core Index 75 Fund
Mutual Funds - 100.0%
Aggressive Growth - 42.5%
              JNL/Alger Growth Fund                                      14          205
              JNL/Alliance Capital Growth Fund                           29          288
              JNL/Curian Enhanced S&P 500 Stock Index Fund              219        1,739
              JNL/Curian S&P 400 MidCap Index Fund                       37          419
              JNL/Curian Small Cap Index Fund                            39          445
              JNL/Eagle SmallCap Equity Fund                             13          222
              JNL/Janus Aggressive Growth Fund                            6          104
              JNL/Lazard Mid Cap Value Fund                               8          102
              JNL/Lazard Small Cap Value Fund                            16          214
              JNL/Oppenheimer Global Growth Fund                         21          216
              JNL/Oppenheimer Growth Fund                                11           90
              JNL/T. Rowe Price Mid-Cap Growth Fund                       9          216
                                                                                   4,260
Growth - 41.8%
              JNL/AIM Premier Equity II Fund                             10           97
              JNL/Curian S&P 500 Index Fund                             309        3,042
              JNL/Eagle Core Equity Fund                                 14          198
              JNL/Mellon Capital Management International Index Fund     47          540
              JNL/T. Rowe Price Established Growth Fund                  18          308
                                                                                   4,185
Growth & Income - 3.1%
              JNL/Putnam Value Equity Fund                                6          101
              JNL/T. Rowe Price Value Fund                               18          209
                                                                                     310
Income - 12.6%
              JNL/Mellon Capital Management Bond Index Fund             121        1,263

Total Investments - 100.0% (cost $8,706)                             10,018
Other Assets and Liabilities, Net - 0.0%                                 -1
Total Net Assets - 100%                                              10,017

JNL/S&P Equity Aggressive Growth Fund I
Mutual Funds - 99.3%
Aggressive Growth - 43.6%
              JNL/Alger Growth Fund                                     173        2,554
              JNL/Alliance Capital Growth Fund                          477        4,730
              JNL/Eagle SmallCap Equity Fund                            101        1,691
              JNL/Lazard Mid Cap Value Fund                             307        4,044
              JNL/Lazard Small Cap Value Fund                           285        3,723
              JNL/Oppenheimer Global Growth Fund                        212        2,142
              JNL/Oppenheimer Growth Fund                               156        1,292
              JNL/T. Rowe Price Mid-Cap Growth Fund                      88        2,185
                                                                                  22,361
Growth - 29.3%
              JNL/Eagle Core Equity Fund                                380        5,381
              JNL/Janus Global Equities Fund                            110        1,919
              JNL/T. Rowe Price Established Growth Fund                 462        7,742
                                                                                  15,042
Growth & Income - 26.4%
              JNL/PPM America Value Fund                                220        3,235
              JNL/Putnam Value Equity Fund                              156        2,504
              JNL/T. Rowe Price Value Fund                              658        7,839
                                                                                  13,578
Total Investments - 99.3% (cost $47,090)                             50,981
Other Assets and Liabilities, Net - 0.7%                                363
Total Net Assets - 100%                                              51,344

JNL/S&P Equity Aggressive Growth Fund II
Mutual Funds - 97.2%
Aggressive Growth - 71.7%
              JNL/Alliance Capital Growth Fund                           42          417
              JNL/Janus Aggressive Growth Fund                           11          194
              JNL/Lazard Mid Cap Value Fund                               9          124
              JNL/Lazard Small Cap Value Fund                            12          162
              JNL/Oppenheimer Global Growth Fund                          6           65
              JNL/Oppenheimer Growth Fund                                11           88
              JNL/T. Rowe Price Mid-Cap Growth Fund                       3           68
                                                                                   1,118
Growth - 3.7%
              JNL/Janus Global Equities Fund                              3           57

Growth & Income - 21.8%
              JNL/Putnam Value Equity Fund                               21          340

Total Investments - 97.2% (cost $1,508)                               1,515
Other Assets and Liabilities, Net - 2.8%                                 45
Total Net Assets - 100%                                               1,560

JNL/S&P Equity Growth Fund I
Mutual Funds - 99.9%
Aggressive Growth - 37.6%
              JNL/Alger Growth Fund                                     595        8,783
              JNL/Alliance Capital Growth Fund                        1,649       16,354
              JNL/Eagle SmallCap Equity Fund                            229        3,847
              JNL/Lazard Mid Cap Value Fund                             795       10,460
              JNL/Lazard Small Cap Value Fund                           840       10,960
              JNL/Oppenheimer Global Growth Fund                        545        5,514
              JNL/Oppenheimer Growth Fund                               542        4,488
              JNL/T. Rowe Price Mid-Cap Growth Fund                     226        5,617
                                                                                  66,023
Growth - 28.6%
              JNL/Eagle Core Equity Fund                              1,313       18,612
              JNL/Janus Global Equities Fund                            286        4,982
              JNL/T. Rowe Price Established Growth Fund               1,591       26,683
                                                                                  50,277
Growth & Income - 33.7%
              JNL/PPM America Value Fund                                757       11,122
              JNL/Putnam Value Equity Fund                              861       13,847
              JNL/T. Rowe Price Value Fund                            2,874       34,228
                                                                                  59,197
Total Investments - 99.9% (cost $163,898)                           175,497
Other Assets and Liabilities, Net - 0.1%                                121
Total Net Assets - 100%                                             175,618


JNL/S&P Equity Growth Fund II
Mutual Funds - 99.9%
Aggressive Growth - 63.7%
              JNL/Alliance Capital Growth Fund                          173        1,713
              JNL/Janus Aggressive Growth Fund                           31          546
              JNL/Lazard Mid Cap Value Fund                              20          264
              JNL/Lazard Small Cap Value Fund                            48          625
              JNL/Oppenheimer Global Growth Fund                         21          208
              JNL/Oppenheimer Growth Fund                                46          383
              JNL/T. Rowe Price Mid-Cap Growth Fund                      15          362
                                                                                   4,101
Growth - 6.7%
              JNL/AIM Premier Equity II Fund                             25          247
              JNL/Janus Global Equities Fund                             11          185
                                                                                     432
Growth & Income - 29.5%
              JNL/Putnam Value Equity Fund                              118        1,901

Total Investments - 99.9% (cost $6,151)                               6,433
Other Assets and Liabilities, Net - 0.1%                                  6
Total Net Assets - 100%                                               6,439

JNL/S&P Moderate Growth Fund
Mutual Funds - 100.0%
Aggressive Growth - 70.0%
              JNL/Alliance Capital Growth Fund                          502        4,984
              JNL/Curian Enhanced S&P 500 Stock Index Fund              810        6,420
              JNL/Janus Aggressive Growth Fund                          176        3,102
              JNL/Lazard Mid Cap Value Fund                              68          897
              JNL/Lazard Small Cap Value Fund                            97        1,261
              JNL/Oppenheimer Global Growth Fund                        187        1,889
              JNL/Putnam Midcap Growth Fund                              90          617
              JNL/T. Rowe Price Mid-Cap Growth Fund                      40          989
                                                                                  20,159
Growth & Income - 10.4%
              JNL/Janus Growth & Income Fund                            162        1,142
              JNL/Salomon Brothers Balanced Fund                        168        1,846
                                                                                   2,988
Income - 19.6%
              JNL/PIMCO Total Return Bond Fund                          238        2,796
              JNL/Salomon Brothers Global Bond Fund                      68          778
              JNL/Salomon Brothers High Yield Bond Fund                 258        2,075
                                                                                   5,649

Total Investments - 100.0% (cost $27,261)                            28,796
Other Assets and Liabilities, Net - 0.0%                                  4
Total Net Assets - 100%                                              28,800

JNL/S&P Moderate Growth Fund I
Mutual Funds - 99.9%
Aggressive Growth - 17.2%
              JNL/Alger Growth Fund                                     876       12,935
              JNL/Alliance Capital Growth Fund                        1,216       12,062
              JNL/Eagle SmallCap Equity Fund                            419        7,050
              JNL/Lazard Mid Cap Value Fund                           1,951       25,673
              JNL/Lazard Small Cap Value Fund                         1,548       20,206
              JNL/Oppenheimer Global Growth Fund                      1,345       13,607
              JNL/T. Rowe Price Mid-Cap Growth Fund                     551       13,709
                                                                                 105,242
Greater Opportunity for Stability - 5.0%
              JNL/PPM America Money Market Fund                      30,304       30,305

Growth - 27.3%
              JNL/AIM Premier Equity II Fund                            630        6,104
              JNL/Curian S&P 500 Index Fund                           1,305       12,842
              JNL/Eagle Core Equity Fund                              4,831       68,458
              JNL/Mellon Capital Management International Index Fund  1,785       20,440
              JNL/T. Rowe Price Established Growth Fund               3,498       58,659
                                                                                 166,503
Growth & Income - 26.4%
              JNL/Janus Balanced Fund                                 1,827       16,933
              JNL/PPM America Balanced Fund                             793       12,328
              JNL/PPM America Value Fund                                462        6,797
              JNL/Putnam Value Equity Fund                            1,579       25,409
              JNL/T. Rowe Price Value Fund                            8,335       99,268
                                                                                 160,735
Income - 24.0%
              JNL/Mellon Capital Management Bond Index Fund           1,483       15,542
              JNL/PIMCO Total Return Bond Fund                        3,591       42,234
              JNL/PPM America High Yield Bond Fund                    2,719       23,655
              JNL/Salomon Brothers Global Bond Fund                   3,489       39,769
              JNL/Salomon Brothers U.S. Government & Quality
              Bond Fund                                               2,217       25,433
                                                                                 146,633

Total Investments - 99.9% (cost $571,181)                           609,418
Other Assets and Liabilities, Net - 0.1%                                469
Total Net Assets - 100%                                             609,887

JNL/S&P Moderate Growth Fund II
Mutual Funds - 100.1%
Aggressive Growth - 47.4%
              JNL/Alliance Capital Growth Fund                          366        3,627
              JNL/Janus Aggressive Growth Fund                           72        1,278
              JNL/Lazard Mid Cap Value Fund                              47          617
              JNL/Lazard Small Cap Value Fund                            66          866
              JNL/Oppenheimer Global Growth Fund                        107        1,083
              JNL/Oppenheimer Growth Fund                               124        1,024
              JNL/T. Rowe Price Mid-Cap Growth Fund                      27          677
                                                                                   9,172
Growth - 2.0%
              JNL/AIM Premier Equity II Fund                             40          385

Growth & Income - 26.3%
              JNL/Putnam Value Equity Fund                              203        3,267
              JNL/Salomon Brothers Balanced Fund                        166        1,820
                                                                                   5,087
Income - 24.4%
              JNL/PIMCO Total Return Bond Fund                          124        1,453
              JNL/Salomon Brothers Global Bond Fund                     125        1,429
              JNL/Salomon Brothers High Yield Bond Fund                 228        1,828
                                                                                   4,710

Total Investments - 100.1% (cost $18,094)                            19,354
Other Assets and Liabilities, Net -  (0.1%)                             -22
Total Net Assets - 100%                                              19,332

JNL/S&P Very Aggressive Growth Fund I
Mutual Funds - 100.0%
Aggressive Growth - 47.8%
              JNL/Alger Growth Fund                                     203        2,994
              JNL/Alliance Capital Growth Fund                          558        5,534
              JNL/Eagle SmallCap Equity Fund                            119        1,995
              JNL/Lazard Mid Cap Value Fund                             361        4,745
              JNL/Lazard Small Cap Value Fund                           334        4,362
              JNL/Oppenheimer Global Growth Fund                        309        3,126
              JNL/Oppenheimer Growth Fund                               181        1,499
              JNL/T. Rowe Price Mid-Cap Growth Fund                     181        4,514
                                                                                  28,769
Growth - 25.6%
              JNL/Eagle Core Equity Fund                                162        2,296
              JNL/Janus Global Equities Fund                            160        2,795
              JNL/T. Rowe Price Established Growth Fund                 617       10,343
                                                                                  15,434
Growth & Income - 26.6%
              JNL/PPM America Value Fund                                259        3,811
              JNL/Putnam Value Equity Fund                              183        2,947
              JNL/T. Rowe Price Value Fund                              774        9,214
                                                                                  15,972

Total Investments - 100.0% (cost $56,005)                            60,176
Other Assets and Liabilities, Net - 0.0%                                 17
Total Net Assets - 100%                                              60,193

JNL/S&P Very Aggressive Growth Fund II
Mutual Funds - 100.2%
Aggressive Growth - 79.1%
              JNL/Alliance Capital Growth Fund                           59          582
              JNL/Janus Aggressive Growth Fund                           14          248
              JNL/Lazard Mid Cap Value Fund                              13          174
              JNL/Lazard Small Cap Value Fund                            18          229
              JNL/Oppenheimer Global Growth Fund                         11          115
              JNL/Oppenheimer Growth Fund                                19          160
              JNL/T. Rowe Price Mid-Cap Growth Fund                       7          168
                                                                                   1,676
Growth - 4.8%
              JNL/Janus Global Equities Fund                              6          101

Growth & Income - 16.3%
              JNL/Putnam Value Equity Fund                               21          345

Total Investments - 100.2% (cost $2,261)                              2,122
Other Assets and Liabilities, Net -  (0.2%)                              -3
Total Net Assets - 100%                                               2,119

JNL/Salomon Brothers Balanced Fund
Common Stocks - 61.7%
Agriculture - 0.1%
              Monsanto Co.                                                -           10

Auto Manufacturers - 0.1%
              DaimlerChrysler AG                                          1           32

Banks - 6.2%
              Bank of America Corp.                                       1          113
              Bank of New York Co. Inc. (f)                              13          431
              FleetBoston Financial Corp.                                 5          209
              Mercantile Bankshares Corp.                                 1           50
              SunTrust Banks Inc.                                         1           79
              Wachovia Corp.                                              6          275
                                                                                   1,157
Beverages - 3.3%
              Anheuser-Busch Cos. Inc.                                    3          147
              Coca-Cola Co.                                               4          198
              Coca-Cola Enterprises Inc.                                  5          101
              PepsiCo Inc.                                                4          163
                                                                                     609
Computers - 4.1%
              Hewlett-Packard Co.                                         7          163
              International Business Machines Corp.                       5          436
              Sun Microsystems Inc. (b)                                  36          163
                                                                                     762
Cosmetics & Personal Care - 3.0%
              Colgate-Palmolive Co.                                       1           55
              Gillette Co.                                                6          216
              Kimberly-Clark Corp.                                        1           71
              Procter & Gamble Co.                                        2          210
                                                                                     552
Diversified Financial Services - 5.7%
              American Express Co.                                        4          202
              JPMorgan Chase & Co. (f)                                   16          588
              Merrill Lynch & Co. Inc.                                    5          276
                                                                                   1,066
Electric - 0.2%
              American Electric Power Co. Inc.                            1           40

Food - 3.4%
              H.J. Heinz Co.                                              2           73
              Kroger Co. (b)                                             10          176
              Safeway Inc. (b)                                           15          322
              Sara Lee Corp.                                              3           61
                                                                                     632
Healthcare - 1.5%
              Bausch & Lomb Inc.                                          1           41
              Johnson & Johnson                                           5          243
                                                                                     284
Insurance - 6.3%
              Allstate Corp.                                              4          185
              American International Group Inc. (f)                       7          485
              Berkshire Hathaway Inc. - Class B (b) (f)                   -          341
              Chubb Corp.                                                 1           75
              Cigna Corp.                                                 1           52
              Horace Mann Educators Corp.                                 2           33
                                                                                   1,171
Manufacturing - 1.8%
              Eastman Kodak Co.                                           1           33
              General Electric Co.                                       10          304
                                                                                     337
Media - 2.5%
              Comcast Corp. - Class A (b)                                 4          129
              Hughes Electronics Corp. (b)                                6           94
              Liberty Media Corp. (b)                                     4           52
              Time Warner Inc. (b)                                       11          194
                                                                                     469
Mining - 2.7%
              Alcoa Inc.                                                 13          502

Oil & Gas Producers - 2.7%
              Amerada Hess Corp.                                          1           43
              BP Plc - ADR                                                1           49
              Diamond Offshore Drilling Inc.                              6          113
              Exxon Mobil Corp.                                           2           74
              Royal Dutch Petroleum Co. - NYS                             1           47
              Transocean Inc. (b)                                         7          170
                                                                                     496
Oil & Gas Services - 0.4%
              Schlumberger Ltd.                                           1           77

Pharmaceuticals - 6.6%
              Abbott Laboratories                                         7          303
              Bristol-Myers Squibb Co.                                    1           37
              Merck & Co. Inc.                                            2          106
              Novartis AG - ADR                                           7          298
              Pfizer Inc. (f)                                            12          412
              Wyeth                                                       2           77
                                                                                   1,233
Retail - 4.5%
              Costco Wholesale Corp. (b)                                  6          205
              Federated Department Stores Inc.                            4          184
              Home Depot Inc.                                             7          245
              McDonald's Corp.                                            5          124
              Wal-Mart Stores Inc.                                        2           90
                                                                                     848
Semiconductors - 0.2%
              Intel Corp.                                                 1           32

Software - 1.5%
              Microsoft Corp.                                            10          278

Telecommunications - 2.1%
              AT&T Corp.                                                  2           48
              SBC Communications Inc.                                     3           78
              Verizon Communications Inc.                                 7          261
                                                                                     387
Telecommunications Equipment - 0.8%
              Lucent Technologies Inc. (b)                               53          151

Transportation - 0.6%
              Canadian National Railway Co.                               1           89
              United Parcel Service Inc.                                  -           22
                                                                                     111
Wireless Telecommunications - 1.4%
              AT&T Wireless Services Inc. (b)                            13          101
              Motorola Inc.                                              11          156
                                                                                     257
Total Common Stocks (cost $11,497)                                   11,493

Corporate Bonds - 13.0%
Asset Backed Securities - 2.3%
              Atlantic City Electric Transition Funding LLC,
              5.55%, 10/20/23                                           100          102
              Capital One Master Trust, 4.60%, 08/17/09                 100          105
              Household Automotive Trust, 1.73%, 12/17/07 (f)            75           74
              Prime Credit Card Master Trust, 6.70%, 10/15/09 (f)       125          134
                                                                                     415
Auto Parts & Equipment - 0.4%
              Johnson Controls Inc., 5.00%, 11/15/06                     50           53
              Lear Corp., 8.11%, 05/15/09                                25           29
                                                                                      82
Banks - 0.5%
              Standard Chartered Bank, 8.00%, 05/30/31 (e) (f)           75           91

Building Materials - 0.1%
              Masco Corp., 6.50%, 08/15/32                               25           26

Chemicals - 0.1%
              Potash Corp., 4.875%, 03/01/13                             25           24

Diversified Financial Services - 3.3%
              Capital Bank One, 5.75%, 09/15/10                          25           26
              CIT Group Inc., 7.75%, 04/02/12                            25           30
              Countrywide Home Loans Inc., 5.625%, 05/15/07              50           54
              Ford Motor Credit Co., 7.875%, 06/15/10 (f)                60           67
              General Electric Capital Corp., 5.00%, 06/15/07            50           54
              General Motors Acceptance Corp., 6.875%, 09/15/11 (f)      65           70
              Household Finance Corp., 8.00%, 07/15/10 (f)               50           60
              International Lease Finance Corp., 6.375%, 03/15/09        50           55
              Lehman Brothers Holdings Inc., 7.00%, 02/01/08             50           56
              Morgan Stanley Dean Witter & Co., 6.60%, 04/01/12          50           56
              SLM Corp., 1.34%, 09/15/06 (g)                             25           25
              Washington Mutual Financial Corp., 6.875%, 05/15/11        50           57
                                                                                     610
Electric - 0.3%
              Appalachian Power Co., 5.95%, 05/15/33                     25           24
              Dominion Resources Inc., 6.25%, 06/30/12                   25           27
                                                                                      51
Food - 0.5%
              Kellogg Co., 6.60%, 04/01/11                               30           34
              Safeway Inc., 7.25%, 02/01/31                              50           55
                                                                                      89
Forest Products & Paper - 0.1%
              Domtar Inc., 5.375%, 12/01/13                              25           25

Healthcare - 0.1%
              WellPoint Health Networks, 6.375%, 06/15/06                25           27

Insurance - 0.2%
              Unitrin Inc., 4.875%, 11/01/10                             35           35

Investment Companies - 0.3%
              Credit Suisse First Boston USA Inc., 4.625%, 01/15/08      50           52

Manufacturing - 0.2%
              Honeywell International Inc., 6.875%, 10/03/05             35           38

Media - 1.0%
              AOL Time Warner Inc., 7.625%, 04/15/31                     50           58
              AT&T Broadband Corp., 8.375%, 03/15/13                     25           30
              COX Communications Inc., 7.75%, 11/01/10 (f)               50           60
              Viacom Inc., 6.625%, 05/15/11                              40           45
                                                                                     193
Mining - 0.3%
              Noranda Inc., 7.25%, 07/15/12                              25           28
              WMC Finance USA, 5.125%, 05/15/13                          25           25
                                                                                      53
Oil & Gas Producers - 1.1%
              Burlington Resources Finance Co., 6.50%, 12/01/11          35           39
              Conoco Inc., 6.95%, 04/15/29 (f)                           75           85
              Devon Financing Corp. ULC, 6.875%, 09/30/11                50           57
              Valero Energy Corp., 7.50%, 04/15/32                       25           28
                                                                                     209
Pharmaceuticals - 0.2%
              Wyeth, 5.25%, 03/15/13                                     35           36

Real Estate - 0.3%
              Boston Properties Inc., 6.25%, 01/15/13                    25           27
              EOP Operating LP, 6.75%, 02/15/08                          25           28
                                                                                      55
Savings & Loans - 0.3%
              Greenpoint Financial Corp., 3.20%, 06/06/08                25           24
              Independence Community Bank, 3.50%, 06/20/13               25           24
                                                                                      48
Telecommunications - 0.9%
              Deutsche Telekom International Finance, 5.25%, 07/22/13    30           30
              Sprint Captial Corp., 8.375%, 03/15/12                     75           88
              Verizon Pennsylvania Inc., 5.65%, 11/15/11                 50           52
                                                                                     170
Tobacco - 0.1%
              Universal Corp., 5.20%, 10/15/13                           25           25

Water - 0.1%
              United Utilities Plc, 4.55%, 06/19/18                      25           22

Wireless Telecommunications - 0.3%
              AT&T Wireless Services Inc., 8.75%, 03/01/31               50           62
              Total Corporate Bonds (cost $2,346)                                  2,438

Preferred Stocks - 2.4%
Media - 2.4%
              News Corp. Ltd. - ADR (f)                                  15          455
              Total Preferred Stocks (cost $399)                                     455

Government Securities - 21.5%
Sovereign - 0.3%
              Province of Ontario, 3.282%, 03/28/08                       $           50

U.S. Government Agencies - 14.5%
              Federal Home Loan Mortgage Corp., 5.00%, TBA (c)          100           99
              Federal National Mortgage Association
              5.50%, TBA (c)                                            140          142
              6.00%, TBA (c)                                            670          692
              6.50%, TBA (c)                                            650          678
              7.00%, TBA (c)                                            240          253
              5.50%, 02/15/06                                           200          214
              6.25%, 02/01/11                                           200          221
              7.00%, 07/01/15                                             6            7
              6.50%, 07/01/28                                            47           49
              7.00%, 02/01/29                                            12           13
              8.00%, 08/01/30                                            20           21
              7.50%, 02/01/31                                            10           11
              Government National Mortgage Association, 5.50%, TBA (c)  300          305
                                                                                   2,705
U.S. Treasury Securities - 6.7%
              U.S. Treasury Bond, 6.125%, 08/15/29                      175          198
              U.S. Treasury Note
              5.875%, 11/15/04                                          350          364
              6.875%, 05/15/06                                          400          445
              2.625%, 05/15/08                                           55           54
              5.75%, 08/15/10                                           150          168
              4.375%, 08/15/12                                           20           21
                                                                                   1,250
              Total Government Securities (cost $3,929)                            4,005

Municipals - 0.3%
              Region of Lombardy, 5.804%, 10/25/32                       50           51

              Total Municipals (cost $50)                                             51

Short Term Investments - 12.3%
Money Market Funds - 10.0%
              Dreyfus Cash Management Plus, 0.898% (a)                  928          928
              Dreyfus Government Cash Management, 0.893% (a)            928          928
                                                                                   1,856
Repurchase Agreement - 2.3%
              Repurchase Agreement with Mellon Trust, 0.40%,
              (Collateralized by $495 Federal Home Loan Mortgage
              Corporation, 3.50%, due 06/15/23, market value $471)
              acquired on 12/31/03, due 01/02/04 at $437                437          437
              Total Short Term Investments (cost $2,293)                           2,293

Total Investments - 111.2% (cost $20,514)                            20,735
Other Assets and Liabilities, Net -  (11.2%)                         -2,095
Total Net Assets - 100%                                              18,640

JNL/Salomon Brothers Global Bond Fund
Common Stocks - 0.6%
Computers - 0.0%
              Axiohm Transaction Solutions Inc. (b)                       1            -
Food - 0.0%
              VFB LLC. (b)                                               79            9
Household Products - 0.0%
              ContinentalAFA Dispensing Co. (b) (e)                       9           35
Media - 0.2%
              UnitedGlobalCom Inc. (b)                                   45          379
Telecommunications - 0.3%
              NTL Inc. (b) (f)                                            8          586

Wireless Telecommunications - 0.1%
              Spectrasite Inc. (b)                                        6          207
              Total Common Stocks (cost $1,050)                                    1,216

Corporate Bonds - 37.2%
Advertising - 0.3%
              Advanstar Communications Inc.,
              10.75%, 08/15/10 (e)                                      175          189
              Interep National Radio Sales Inc., 10.00%, 07/01/08       100           89
              RH Donnelley Finance Corp. I, 10.875%, 12/15/12 (e)       175          208
              SITEL Corp., 9.25%, 03/15/06                              150          147
              Vertis Inc., 9.75%, 04/01/09                              200          217
                                                                                     850
Aerospace & Defense - 0.2%
              Alliant Techsystems Inc., 8.50%, 05/15/11                 125          137
              L-3 Communications Corp., 7.625%, 06/15/12                200          217
              Sequa Corp., 9.00%, 08/01/09                              200          221
                                                                                     575
Agriculture - 0.1%
              Hines Nurseries Inc., 10.25%, 10/01/11 (e)                200          218

Airlines - 0.1%
              Continental Airlines Inc.
              7.25%, 11/01/05                                           100           95
              6.541%, 09/15/08                                          170          160
                                                                                     255
Apparel - 0.2%
              Levi Strauss & Co.
              11.625%, 01/15/08                                          70           46
              12.25%, 12/15/12                                          305          198
              Tropical Sportswear International Corp., 11.00%, 06/15/08 100           81
                                                                                     325
Asset Backed Securities - 4.1%
              Amortizing Residential Collateral Trust,
              2.62%, 08/25/32 (f) (g)                                   750          745
              Asset Backed Securities Corp. Home Equity Loan,
              3.21%, 04/15/33 (f) (g)                                   500          504
              Bayview Financial Acquisition Trust,
              2.67%, 08/25/36 (e) (f) (g)                             1,000          979
              Commercial Mortgage Asset Trust, 7.35%, 01/17/32          400          467
              Commercial Mortgage Pass-thru, 2.17%, 11/15/15 (e) (f) (g)480          480
              CS First Boston Mortgage Securities Corp.,
               2.26%, 09/25/31 (f) (g)                                  500          500
              First Consumers Master Trust
              5.80%, 12/15/05 (e)                                        91           88
              1.49%, 09/15/08 (g)                                       326          310
              Green Tree Financial Corp., 7.07%, 01/15/29 (f)         1,078        1,122
              Merit Securities Corp., 2.88%, 09/28/32 (e) (f) (g)       600          532
              Metris Master Trust
              2.00%, 07/21/08 (g)                                       175          172
              2.5487%, 08/20/08 (g)                                     200          196
              2.18%, 11/20/09 (f) (g)                                   700          629
              Mid-State Trust, 7.34%, 07/01/35 (f)                      495          524
              Residential Asset Securities Corp., 2.135%, 04/25/32 (f) (500          500
              Sail Net 2003-13a, 6.75%, 11/27/33 (e)                    194          193
              Sail Net Interest Margin Notes, 7.75%, 04/27/33 (e)       124          124
                                                                                   8,065
Auto Parts & Equipment - 0.6%
              Breed Technologies Inc., 9.25%, 04/15/08 (i)              250            -
              CSK Auto Inc., 12.00%, 06/15/06                           275          316
              Eagle-Picher Industries Inc., 9.75%, 09/01/13 (e)         200          216
              Rexnord Corp., 10.125%, 12/15/12                          175          191
              Tenneco Automotive Inc.
              11.625%, 10/15/09                                         125          135
              10.25%, 07/15/13                                          100          114
              TRW Automotive Inc., 9.375%, 02/15/13                     200          228
                                                                                   1,200
Banks - 1.3%
              Bank of America Corp., 4.875%, 09/15/12                   525          528
              Capital One Financial Corp., 7.25%, 05/01/06 (f)          800          866
              Corp Andina De Fomento CAF, 6.875%, 03/15/12 (f)          550          610
              Standard Chartered Bank, 8.00%, 05/30/31 (e) (f)          525          634
                                                                                   2,638
Beverages - 0.1%
              Constellation Brands Inc., 8.125%, 01/15/12               175          192

Chemicals - 2.1%
              Acetex Corp., 10.875%, 08/01/09                           250          277
              Airgas Inc., 7.75%, 09/15/06                              250          262
              Applied Extrusion Technologies Inc., 10.75%, 07/01/11     100           83
              Borden Chemical & Plastic, 9.50%, 05/01/05 (i)            140            1
              Equistar Chemicals LP/Equistar Funding Corp.,
              10.625%, 05/01/11                                         200          221
              FMC Corp.
              7.00%, 05/15/08                                           150          153
              10.25%, 11/01/09                                          150          176
              Huntsman ICI Chemicals, 10.125%, 07/01/09                 250          258
              Huntsman International LLC, 9.875%, 03/01/09              100          110
              ISP Chemco Inc., 10.25%, 07/01/11                         250          281
              Lyondell Chemical Co., 11.125%, 07/15/12                  225          250
              Methanex Corp., 8.75%, 08/15/12                           175          195
              Millennium America Inc., 9.25%, 06/15/08                  125          136
              Noveon Inc., 11.00%, 02/28/11                             225          261
              Potash Corp., 4.875%, 03/01/13                            425          415
              Resolution Performance Products Inc., 13.50%, 11/15/10    100           87
              Resolution Performance Products LLC, 9.50%, 04/15/10      100          102
              Rhodia SA, 7.625%, 06/01/10 (e)                           225          216
              United Industries Corp., 9.875%, 04/01/09                 375          393
              Westlake Chemical Corp., 8.75%, 07/15/11 (e)              200          219
                                                                                   4,096
Commercial Services - 0.4%
              Brand Services Inc., 12.00%, 10/15/12                     100          116
              Iron Mountain Inc., 6.625%, 01/01/16                      300          292
              Mail-Well I Corp., 9.625%, 03/15/12                        75           83
              Mail-Well Inc., 8.75%, 12/15/08                           125          125
              Pierce Leahy Command Co., 8.125%, 05/15/08                110          114
                                                                                     730
Computers - 0.2%
              Seagate Technology HDD Holdings, 8.00%, 05/15/09          125          135
              Unisys Corp.
              8.125%, 06/01/06                                          125          135
              7.875%, 04/01/08                                          100          104
                                                                                     374
Cosmetics & Personal Care - 0.1%
              American Safety Razor Co., 9.875%, 08/01/05               125          125

Diversified Financial Services - 3.3%
              Airplanes Pass-Through Trust, 10.875%, 03/15/12 (i)       247            5
              Alamosa Delaware Inc., 11.00%, 07/31/10                   211          229
              Athena Neurosciences Finance LLC, 7.25%, 02/21/08         250          224
              CIT Group Inc., 7.75%, 04/02/12                           550          650
              Contifinancial Corp. Liquidating Trust, 06/15/00          230            2
              Ford Motor Credit Co.
              7.875%, 06/15/10                                          375          419
              7.25%, 10/25/11                                            75           81
              General Electric Capital Corp., 3.50%, 05/01/08           700          701
              General Motors Acceptance Corp., 6.875%, 09/15/11         425          458
              Hollinger Participation Trust, 12.125%, 11/15/10 (e)      200          238
              Household Finance Corp., 8.00%, 07/15/10 (f)              575          689
              Huntsman ADV Materials, 11.00%, 07/15/10 (e)              200          221
              International Lease Finance Corp., 6.375%, 03/15/09       325          358
              Lehman Brothers Holdings Inc., 3.50%, 08/07/08            725          720
              Morgan Stanley Dean Witter & Co., 6.60%, 04/01/12 (f)     525          586
              Washington Mutual Financial Corp., 6.875%, 05/15/11 (f)   750          861
                                                                                   6,442
Electric - 2.4%
              AES Corp.
              8.375%, 08/15/07                                           25           25
              8.50%, 11/01/07                                           200          203
              9.375%, 09/15/10                                          125          139
              Allegheny Energy Supply Statutory Trust 2001,
              10.25%, 11/15/07 (e)                                      175          182
              Avon Energy Partners Holdings
              7.05%, 12/11/07 (e)                                       175          167
              6.46%, 03/04/08 (e)                                       350          333
              BRL Universal Equipment, 8.875%, 02/15/08                  75           80
              Calpine Canada Energy Finance ULC, 8.50%, 05/01/08        475          379
              Calpine Corp.
              8.75%, 07/15/07                                           150          123
              7.875%, 04/01/08                                           50           39
              8.50%, 07/15/10 (e)                                       125          122
              Duke Energy Corp., 4.20%, 10/01/08 (f)                    475          477
              Edison Mission Energy Corp., 9.875%, 04/15/11 (f)         500          520
              Entergy Gulf States Inc., 6.20%, 07/01/33 (e) (f)         500          475
              Mirant Americas Generation Inc., 9.125%, 05/01/31 (i)     250          211
              Nisource Finance Corp., 7.625%, 11/15/05 (f)              450          492
              NRG Energy Inc., 8.00%, 12/15/13 (e)                      200          210
              Reliant Resources Inc.
              9.25%, 07/15/10 (e)                                       150          159
              9.50%, 07/15/13 (e)                                       350          375
                                                                                   4,711
Electronics - 0.2%
              Muzak Finance Corp., 9.875%, 03/15/09                     125          121
              Muzak LLC, 10.00%, 02/15/09                                75           80
              Sanmina-SCI Corp., 4.279%, 09/12/20 (j)                   150           76
              Wesco Distribution Inc., 9.125%, 06/01/08                 200          207
                                                                                     484
Entertainment - 0.4%
              Horseshoe Gaming Holding Corp., 8.625%, 05/15/09          375          396
              Pinnacle Entertainment Inc., 8.75%, 10/01/13              425          433
                                                                                     829
Environmental Control - 0.3%
              Allied Waste Inc., 9.25%, 09/01/12                        100          113
              Allied Waste North America
              8.875%, 04/01/08                                          100          112
              7.875%, 01/01/09                                          250          261
              Imco Recycling Inc., 10.375%, 10/15/10 (e)                100          103
              Safety-Kleen Services, 9.25%, 06/01/08 (i)                375            1
                                                                                     590
Food - 1.4%
              Ahold Finance USA Inc.
              8.25%, 07/15/10                                           225          245
              6.875%, 05/01/29                                           25           22
              Ahold Lease USA Inc., 7.82%, 01/02/20                      47           48
              Del Monte Corp.
              9.25%, 05/15/11                                           100          111
              8.625%, 12/15/12                                           75           82
              Doane Pet Care Co., 9.75%, 05/15/07                       225          201
              Dole Food Co., Inc., 8.875%, 03/15/11                     200          220
              Fleming Cos. Inc., 10.125%, 04/01/08 (i)                   50           11
              Kellogg Co., 6.60%, 04/01/11 (f)                          430          482
              Kraft Foods Inc., 5.625%, 11/01/11                        215          227
              Nash Finch Co., 8.50%, 05/01/08                           225          225
              Nutritional Sourcing Corp., 10.125%, 08/01/09              14            9
              Premier International Foods Plc, 12.00%, 09/01/09         150          164
              Safeway Inc., 7.25%, 02/01/31                             350          384
              Swift & Co., 10.125%, 10/01/09                            200          212
              United Agri Products, 8.25%, 12/15/11 (e)                 125          128
                                                                                   2,771
Forest Products & Paper - 0.9%
              Appleton Papers Inc., 12.50%, 12/15/08                    200          226
              Bowater Canada Finance, 7.95%, 11/15/11                   150          159
              Bowater Inc., 6.50%, 06/15/13                             350          340
              Buckeye Technologies Inc.
              9.25%, 09/15/08                                           150          152
              8.00%, 10/15/10                                            75           73
              Domtar Inc., 5.375%, 12/01/13 (f)                         500          495
              Norske Skog Canada Ltd., 8.625%, 06/15/11                  25           26
              Tembec Industries Inc., 8.625%, 06/30/09                  300          309
                                                                                   1,780
Healthcare - 1.1%
              Ameripath Inc., 10.50%, 04/01/13                          225          240
              Extendicare Health Services Inc., 9.50%, 07/01/10         200          222
              Genesis HealthCare Corp., 8.00%, 10/15/13 (e)             125          130
              IASIS Healthcare Corp., 13.00%, 10/15/09                  300          338
              Insight Health Services Corp., 9.875%, 11/01/11           150          159
              Psychiatric Solutions Inc., 10.625%, 06/15/13             150          168
              Sybron Dental Specialites Inc., 8.125%, 06/15/12          275          299
              Tenet Healthcare Corp.
              7.375%, 02/01/13                                          175          176
              6.875%, 11/15/31                                           75           67
              Triad Hospitals Inc., 8.75%, 05/01/09                     100          108
              Vanguard Health Systems Inc., 9.75%, 08/01/11             200          217
                                                                                   2,124
Holding Companies - Diversified - 0.0%
              Nebco Evans Holding Co., 12.375%, 07/15/07 (i)            350            -

Home Furnishings - 0.3%
              Applica Inc., 10.00%, 07/31/08                             64           64
              Fedders North America Inc., 9.375%, 08/15/07              100          100
              Holmes Products Corp., 9.875%, 11/15/07                   150          155
              Sealy Mattress Co.
              9.875%, 12/15/07                                          200          207
              10.875%, 12/15/07                                         125          130
                                                                                     656
Household Products - 0.1%
              Playtex Products Inc., 9.375%, 06/01/11                   225          227

Leisure Time - 0.1%
              Icon Health & Fitness Corp., 11.25%, 04/01/12             100          109

Lodging - 1.8%
              Ameristar Casinos Inc., 10.75%, 02/15/09                  200          230
              Chumash Casino & Resort Enterprise, 9.00%, 07/15/10 (e)    75           83
              Coast Hotels & Casinos Inc., 9.50%, 04/01/09              375          397
              Courtyard by Marriott, 10.75%, 02/01/08                   200          201
              Herbst Gaming Inc., 10.75%, 09/01/08                      175          197
              John Q Hammons Hotels LP, 8.875%, 05/15/12                200          220
              MGM Mirage, 9.75%, 06/01/07                               275          313
              Park Place Entertainment Corp.
              8.875%, 09/15/08                                           25           28
              7.875%, 03/15/10                                          175          194
              8.125%, 05/15/11                                          250          280
              Prime Hospitality Corp., 8.375%, 05/01/12                 225          232
              Starwood Hotels & Resorts Worldwide Inc.,
              7.875%, 05/01/12                                          200          225
              Station Casinos Inc.
              8.875%, 12/01/08                                          275          285
              9.875%, 07/01/10                                           25           28
              Sun International Hotels Ltd., 8.875%, 08/15/11           175          191
              Turning Stone Casino Resort Enterprise,
              9.125%, 12/15/10 (e)                                      175          190
              Venetian Casino Resort LLC, 11.00%, 06/15/10              200          232
                                                                                   3,526
Machinery - 0.2%
              Case New Holland Inc., 9.25%, 08/01/11 (e)                 25           28
              Flowserve Corp., 12.25%, 08/15/10                         125          145
              Terex Corp., 10.375%, 04/01/11                            175          196
                                                                                     369
Manufacturing - 0.3%
              Blount Inc., 13.00%, 08/01/09                             225          243
              Pacifica Papers Inc., 10.00%, 03/15/09                    200          212
              Park-Ohio Industries Inc., 9.25%, 12/01/07                125          124
                                                                                     579
Media - 3.2%
              AOL Time Warner Inc., 7.625%, 04/15/31                    325          375
              AT&T Broadband Corp., 8.375%, 03/15/13                    350          428
              Charter Communications Holdings LLC
              8.25%, 04/01/07                                           125          117
              8.625%, 04/01/09                                           50           44
              10.75%, 10/01/09                                           50           46
              (Step-Up Bond), 11.75%, 01/15/10 (d)                       75           61
              10.00%, 05/15/11 (f)                                      600          522
              (Step-Up Bond), 11.75%, 05/15/11 (d)                      225          151
              (Step-Up Bond), 12.125%, 01/15/12 (d)                      75           46
              COX Communications Inc., 7.75%, 11/01/10 (f)              730          870
              CSC Holdings Inc.
              9.875%, 02/15/13                                           75           78
              10.50%, 05/15/16                                           75           86
              9.875%, 04/01/23                                          100          105
              Dex Media Finance Co.
              8.50%, 08/15/10 (e)                                       125          139
              9.875%, 08/15/13 (e)                                       75           87
              Dex Media Inc., (Step-Up Bond), 9.00%, 11/15/13 (d) (e)   200          141
              DirecTV Holdings LLC, 8.375%, 03/15/13                    200          232
              EchoStar DBS Corp.
              10.375%, 10/01/07                                          75           82
              9.125%, 01/15/09                                          179          200
              Houghton Mifflin Co.,
              (Step-Up Bond), 11.50%, 10/15/13 (d) (e)                  125           79
              Lodgenet Entertainment Corp., 9.50%, 06/15/13             300          328
              Mediacom Broadband LLC, 11.00%, 07/15/13                  235          264
              Mediacom Capital Corp., 9.50%, 01/15/13                    25           27
              Nexstar Finance Holdings LLC,
              (Step-Up Bond), 11.375%, 04/01/13 (d)                     325          238
              Nextmedia Operating Inc., 10.75%, 07/01/11                200          227
              Radio One Inc., 8.875%, 07/01/11                          175          193
              Viacom Inc., 6.625%, 05/15/11                             220          250
              Vivendi Universal SA, 9.25%, 04/15/10 (e)                 200          237
              Yell Finance BV, 10.75%, 08/01/11                         275          322
              Young Broadcasting Inc., 10.00%, 03/01/11                 275          296
                                                                                   6,271
Metal Fabrication & Hardware - 0.1%
              Wolverine Tube Inc., 7.375%, 08/01/08 (e)                 225          208
Mining - 0.4%
              Compass Minerals Group Inc., 10.00%, 08/15/11             125          140
              Luscar Coal Ltd., 9.75%, 10/15/11                         200          226
              WMC Finance USA, 5.125%, 05/15/13                         425          419
                                                                                     785
Office Furnishings - 0.1%
              Interface Inc., 9.50%, 11/15/05                            75           73
              Tempur-Pedic Inc., 10.25%, 08/15/10 (e)                   200          223
                                                                                     296
Oil & Gas Producers - 1.5%
              Devon Financing Corp. ULC, 6.875%, 09/30/11               325          368
              Forest Oil Corp., 8.00%, 12/15/11                         250          273
              Magnum Hunter Resources Inc., 9.60%, 03/15/12             300          340
              Nuevo Energy Co., 9.375%, 10/01/10                         25           27
              Parker Drilling Co., 5.50%, 08/01/04 (j)                  125          125
              Petronas Capital Ltd., 7.00%, 05/22/12 (e)                100          114
              Plains Exploration & Production Co., 8.75%, 07/01/12      200          220
              Pride International Inc., 9.375%, 05/01/07                 94           97
              Stone Energy Corp., 8.25%, 12/15/11                       300          327
              Swift Energy Co.
              10.25%, 08/01/09                                          150          163
              9.375%, 05/01/12                                           50           55
              Valero Energy Corp., 4.75%, 06/15/13                      435          412
              Vintage Petroleum Inc.
              9.75%, 06/30/09                                           200          211
              7.875%, 05/15/11                                          100          106
              Westport Resources Corp., 8.25%, 11/01/11                 200          220
                                                                                   3,058
Oil & Gas Services - 0.1%
              Hanover Compressor Co., 9.00%, 03/31/07 (k)               175          129
              Key Energy Services Inc., 14.00%, 01/15/09                 86           92
                                                                                     221
Packaging & Containers - 0.8%
              Anchor Glass Container Corp., 11.00%, 02/15/13            175          203
              Berry Plastics Corp., 10.75%, 07/15/12 (e)                200          230
              Jefferson Smurfit-Stone Container Corp., 8.25%, 10/01/12  100          109
              Plastipak Holdings Inc., 10.75%, 09/01/11                 310          345
              Pliant Corp., 11.125%, 09/01/09                           100          108
              Radnor Holdings Corp., 11.00%, 03/15/10                   225          205
              Stone Container Corp., 8.375%, 07/01/12                   200          217
              Tekni-Plex Inc., 8.75%, 11/15/13 (e)                      225          235
                                                                                   1,652
Pharmaceuticals - 0.6%
              Aaipharma Inc., 11.00%, 04/01/10                          175          199
              Vicar Operating Inc., 9.875%, 12/01/09                    175          194
              Wyeth, 6.70%, 03/15/11 (f)                                675          762
                                                                                   1,155
Pipelines - 1.1%
              Dynegy Holdings Inc.
              9.875%, 07/15/10 (e)                                      200          225
              7.125%, 05/15/18                                          100           86
              7.625%, 10/15/26                                          450          389
              EL Paso Corp.
              7.875%, 06/15/12                                          100           94
              7.80%, 08/01/31                                            75           64
              7.75%, 01/15/32                                           375          320
              Western Gas Resources Inc., 10.00%, 06/15/09              200          215
              Williams Cos. Inc.
              8.625%, 06/01/10                                          100          112
              7.125%, 09/01/11                                           50           53
              7.625%, 07/15/19                                           75           78
              7.875%, 09/01/21                                          100          106
              8.75%, 03/15/32                                           325          367
                                                                                   2,109
Real Estate - 1.0%
              Boston Properties Inc., 6.25%, 01/15/13 (f)               450          483
              EOP Operating LP, 7.50%, 04/19/29 (f)                     575          643
              Felcor Lodging LP
              10.00%, 09/15/08                                          100          108
              9.00%, 06/01/11                                           125          136
              Host Marriott Corp., 7.875%, 08/01/08                     300          312
              Host Marriott LP, 9.50%, 01/15/07                          75           83
              MeriStar Hospitality Corp., 9.125%, 01/15/11               50           53
              MeriStar Hospitality Operating Partnership LP,
              10.50%, 06/15/09                                          100          109
                                                                                   1,927
Retail - 1.5%
              Cole National Group Inc.
              8.625%, 08/15/07                                          100          102
              8.875%, 05/15/12                                          200          214
              Eye Care Centers of America, 9.125%, 05/01/08             225          225
              Finlay Fine Jewelry Corp., 8.375%, 05/01/08               350          362
              Gap Inc., 8.80%, 12/15/08 (g)                             140          173
              Home Interiors & Gifts Inc., 10.125%, 06/01/08            300          303
              Jafra Cosmetics International Inc., 10.75%, 05/15/11      200          219
              Limited Brands, 6.95%, 03/01/33 (f)                       475          517
              Petco Animal Supplies Inc., 10.75%, 11/01/11              150          175
              Petro Stopping Centers Holdings LP , 10.50%, 02/01/07      50           51
              Rite Aid Corp.
              7.125%, 01/15/07                                           25           26
              11.25%, 07/01/08                                          125          139
              Saks Inc.
              7.50%, 12/01/10                                           100          109
              9.875%, 10/01/11                                           75           89
              Sbarro Inc., 11.00%, 09/15/09                             300          237
                                                                                   2,941
Savings & Loans - 0.2%
              Independence Community Bank, 3.50%, 06/20/13              475          458
Sovereign - 0.5%
              Republic of Brazil, 12.00%, 04/15/10 (f)                  810          972

Telecommunications - 1.7%
              ACC Escrow Corp., 10.00%, 08/01/11 (e)                    200          223
              AT&T Corp., 8.00%, 11/15/31 (g)                           275          321
              CIncinnati Bell Inc., 8.375%, 01/15/14 (e)                225          242
              Insight Midwest Capital Inc., 10.50%, 11/01/10            200          218
              Qwest Corp.
              8.875%, 03/15/12 (e)                                      300          344
              8.875%, 06/01/31                                           25           26
              Qwest Services Corp.
              13.50%, 12/15/10 (e)                                      225          273
              14.00%, 12/15/14 (e)                                      275          350
              Sprint Capital Corp.
              8.375%, 03/15/12                                          750          876
              8.75%, 03/15/32                                           275          325
              Telewest Communications Plc,
              (Step-Up Bond), 11.375%, 02/01/10 (d) (i)                 380          186
                                                                                   3,384
Telecommunications Equipment - 0.2%
              Lucent Technologies Inc., 6.45%, 03/15/29                 450          354

Tobacco - 0.1%
              North Atlantic Trading Co., 11.00%, 06/15/04              125          119

Transportation - 0.1%
              General Maritime Corp., 10.00%, 03/15/13                  100          113
              Holt Group, 9.75%, 01/15/06 (i)                           200            6
                                                                                     119
Water - 0.3%
              United Utilities Plc, 4.55%, 06/19/18 (f)                 700          624

Wireless Telecommunications - 1.6%
              American Tower Corp.
              9.375%, 02/01/09                                          200          213
              5.00%, 02/15/10 (j)                                       100           95
              American Tower Escrow Corp., 8.619%, 08/01/08             145          100
              AT&T Wireless Services Inc., 8.75%, 03/01/31              325          401
              Centennial Cellular Operating Co., 10.125%, 06/15/13      200          219
              Crown Castle International Corp.
              9.375%, 08/01/11                                           15           17
              10.75%, 08/01/11                                          325          366
              7.50%, 12/01/13 (e)                                        75           75
              Dobson Communications Corp., 10.875%, 07/01/10            175          191
              Nextel Communications Inc.
              9.375%, 11/15/09                                          140          153
              7.375%, 08/01/15 (f)                                      550          591
              SBA Communications Corp., 10.25%, 02/01/09                275          270
              SBA Telecommunications Inc.,
              (Step-Up Bond), 9.75%, 12/15/11 (d) (e)                   250          176
              Spectrasite Inc., 8.25%, 05/15/10                         100          107
              Western Wireless Corp., 9.25%, 07/15/13                   200          211
                                                                                   3,185

              Total Corporate Bonds (cost $71,366)                                73,706

Preferred Stocks - 0.4%
Holding Companies - Diversified - 0.0%
              TCR Holdings - Class B                                      -            -
              TCR Holdings - Class C                                      -            -
              TCR Holdings - Class D                                      1            -
              TCR Holdings - Class E                                      1            -
                                                                                       -
Media - 0.3%
              Cablevision Systems Corp., 11.125% (f)                      5          478
              Cablevision Systems Corp., 11.75%                           2          182
                                                                                     660
Wireless Telecommunications - 0.1%
              Alamosa Holdings Inc., 0.00%                                -          110
              Total Preferred Stocks (cost $725)                                     770

Government Securities - 56.0%
Asset Backed Securities - 0.3%
              First Union National Bank Commercial Mortgage -
              Interest Only, 0.5361%, 05/17/32                       12,033          393

Sovereign - 19.6%
              Federal Republic of Brazil
              12.00%, 04/15/10 (f)                                      810          972
              9.25%, 10/22/10                                           170          183
              8.00%, 04/15/14 (f)                                     1,114        1,092
              12.25%, 03/06/30 (f)                                    1,025        1,276
              11.00%, 08/17/40                                          100          110
              French Treasury Note, 3.50%, 01/12/08 EUR (f)           3,900        4,948
              Kingdom of Morocco, 6.8438%, 01/01/09 (f)                 530          522
              Malaysia, 7.50%, 07/15/2011, 7.50%, 07/15/11              325          384
              Peru Government International Bond, 9.875%, 02/06/15      165          191
              Republic of Argentina, 2.0625%, 03/31/23 (g) (i)          750          377
              Republic of Brazil, 2.1875%, 04/15/12 (f)               2,270        2,037
              Republic of Bulgaria, 8.25%, 01/15/15                     550          649
              Republic of Colombia
              10.00%, 01/23/12                                          425          465
              10.75%, 01/15/13                                          175          199
              11.75%, 02/25/20                                          235          283
              8.375%, 02/15/27                                          100           92
              10.375%, 01/28/33                                         150          161
              Republic of Ecuador, 6.00%, 08/15/30 (f) (h)            1,150          886
              Republic of Germany
              4.25%, 02/15/08 EUR (f)                                 3,000        3,908
              4.75%, 07/04/08 EUR (f)                                 3,900        5,196
              Republic of Panama
              9.625%, 02/08/11                                          100          116
              2.25%, 07/17/16 (g)                                       286          248
              9.375%, 01/16/23                                          350          382
              Republic of Peru, 4.00%, 03/07/17                         400          356
              Republic of Philippines
              8.375%, 03/12/09 (f)                                      800          843
              9.00%, 02/15/13                                           300          316
              Republic of Turkey
              11.50%, 01/23/12 (f)                                      700          891
              11.00%, 01/14/13 (f)                                      550          689
              Republic of Venezuela
              2.0625%, 03/31/07 (g)                                     500          475
              2.125%, 12/18/07 (g)                                      190          180
              9.25%, 09/15/27                                           100           91
              Russian Federation
              8.25%, 03/31/10 (f)                                     1,730        1,933
              11.00%, 07/24/18                                          175          236
              5.00%, 03/31/30 (f) (h)                                 2,945        2,824
              United Mexican States
              8.375%, 01/14/11 (f)                                    1,550        1,841
              6.375%, 01/16/13                                          200          208
              8.30%, 08/15/31 (f)                                     2,700        3,044
              7.50%, 04/08/33                                           250          259
                                                                                  38,863
U.S. Government Agencies - 30.2%
              Federal Home Loan Mortgage Corp.
              5.00%, TBA (c)                                          7,500        7,407
              6.50%, TBA (c)                                          2,000        2,090
              10.00%, 05/15/20                                            4            4
              Interest Only, 1156.50%, 06/15/21                           -            -
              Federal National Mortgage Association
              5.00%, TBA (c)                                         11,000       10,891
              5.50%, TBA (c)                                         18,500       18,750
              6.00%, TBA (c)                                          8,000        8,260
              6.50%, TBA (c)                                          2,000        2,087
              7.00%, TBA (c)                                          7,500        7,918
              7.3903%, 01/17/13 (f) (g)                                 987        1,046
              10.40%, 04/25/19                                            9           10
              6.50%, 02/01/26                                            32           34
              7.50%, 08/01/29                                            40           43
              8.00%, 08/01/29                                             5            5
              7.50%, 09/01/29                                            99          106
              7.50%, 03/01/30                                            21           23
              8.00%, 04/01/30                                            30           32
              7.50%, 07/01/30                                            49           52
              8.00%, 07/01/30                                             4            4
              7.50%, 05/01/30                                            25           27
              7.50%, 06/01/30                                            42           44
              7.50%, 08/01/30                                            17           18
              8.00%, 08/01/30                                            24           26
              7.50%, 09/01/30                                            11           11
              8.00%, 10/01/30                                           277          299
              7.50%, 11/01/30                                            21           22
              7.50%, 12/01/30                                            20           21
              7.50%, 01/01/31                                            59           63
              8.00%, 01/01/31                                           118          127
              7.50%, 02/01/31                                           180          192
              8.00%, 02/01/31                                             9           10
              7.50%, 03/01/31                                           123          131
                                                                                  59,753
U.S. Treasury Securities - 5.9%
              U.S. Treasury Bond
              6.125%, 11/15/27                                          100          113
              5.50%, 08/15/28                                            70           73
              5.25%, 11/15/28                                         1,500        1,511
              5.25%, 02/15/29                                           500          504
              6.125%, 08/15/29                                        1,500        1,700
              5.375%, 02/15/31                                          750          782
              U.S. Treasury Note
              3.25%, 05/31/04                                         5,000        5,046
              4.25%, 08/15/13                                         2,000        2,003
                                                                                  11,732

              Total Government Securities (cost $105,695)                        110,741

Municipals - 0.4%
              Region of Lombardy, 5.804%, 10/25/32 (f)                  750          768
              Total Municipals (cost $750)                                           768


Rights - 0.0%
Sovereign - 0.0%
              Venezuela Par Rights, 04/15/20                              4            -
              Total Rights (cost $ - )                                                 -

Warrants - 0.0%
Textiles - 0.0%
              Pillowtex Corp., Strike Price $28.99, Expiring 11/24/09     -            -
Wireless Telecommunications - 0.0%
              American Tower Corp., Strike Price $0.01, Expiring 08/01/08 -           18
              Total Warrants (cost $9)                                                18

Short Term Investments - 33.3%
Commercial Paper - 25.7%
              Amsterdam Funding Corp., 1.09%, 01/13/04                5,367        5,365
              Bryant Park Funding, 1.10%, 01/13/04                    3,575        3,574
              Clipper Receivables, 1.08%, 01/14/04 (f)                3,575        3,574
              DaimlerChrysler NA Holdings Inc., 1.35%, 01/14/04 (f)   1,775        1,774
              Edison Asset Security Corp., 1.08%, 01/14/04 (f)        3,575        3,574
              Falcon Asset Securities Corp., 1.08%, 01/13/04          3,575        3,574
              Four Winds Funding Corp., 1.22%, 01/14/04 (f)           1,775        1,774
              General Motors Corp., 1.37%, 01/14/04 (f)               1,775        1,774
              Jupiter Securites Corp., 1.09%, 01/13/04                5,350        5,348
              Polonius Inc., 1.10%, 01/12/04                          3,000        2,999
              Scaldis Capital LLC, 1.09%, 01/12/04                    1,400        1,399
              Tasman Funding Inc., 1.11%, 01/13/04                    5,350        5,348
              Three Pillars Funding, 1.09%, 01/14/04 (f)              3,575        3,574
              Variable Funding Capital Corp., 1.08%, 01/14/04 (f)     3,575        3,574
              Victory Receivables Corp., 1.11%, 01/13/04              3,575        3,574
                                                                                  50,799
Money Market Funds - 0.3%
              Dreyfus Cash Management Plus, 0.898% (a)                  588          588

Repurchase Agreement - 7.3%
              Repurchase Agreement with State Street Bank, 0.80%,
              (Collateralized by $12,705 U.S. Treasury Bond, 6.25%,
              due 08/15/23, market value $14,785) acquired on 12/31/03,
              due 01/02/04 at $14,495                                14,495       14,495
              Total Short Term Investments (cost $65,882)                         65,882

Total Investments - 127.9% (cost $245,477)                          253,101
Other Assets and Liabilities, Net -  (27.9%)                        -55,178
Total Net Assets - 100%                                             197,923

JNL/Salomon Brothers High Yield Bond Fund
Common Stocks - 4.6%
Computers - 0.0%
              Axiohm Transaction Solutions Inc. (b)                       1            -
Food - 0.1%
              VFB LLC. (b)                                               79            9

Home Furnishings - 0.0%
              Mattress Disounter Restricted (b)                           1            4

Household Products - 0.1%
              ContinentalAFA Dispensing Co. (b) (e)                       4           17

Media - 1.7%
              UnitedGlobalCom Inc. (b)                                   40          340

Telecommunications - 1.9%
              NTL Inc. (b)                                                5          366

Wireless Telecommunications - 0.8%
              Spectrasite Inc. (b)                                        4          153

              Total Common Stocks (cost $941)                                        889

Corporate Bonds - 91.7%
Advertising - 1.3%
              RH Donnelley Finance Corp. I, 10.875%, 12/15/12 (e)        75           89
              SITEL Corp., 9.25%, 03/15/06                              150          147
                                                                                     236
Aerospace & Defense - 1.6%
              L-3 Communications Corp., 7.625%, 06/15/12                150          163
              Sequa Corp., 9.00%, 08/01/09                              125          138
              Stellex Aerostructures Inc., 9.50%, 11/01/07 (i)          125            -
                                                                                     301
Airlines - 0.4%
              Continental Airlines Inc.
              7.25%, 11/01/05                                            25           24
              6.541%, 09/15/08                                           66           61
                                                                                      85
Apparel - 0.5%
              Levi Strauss & Co., 11.625%, 01/15/08                     155          101

Auto Manufacturers - 0.6%
              General Motors Corp., 7.125%, 07/15/13                    100          110

Auto Parts & Equipment - 2.3%
              Breed Technologies Inc., 9.25%, 04/15/08 (i)              100            -
              CSK Auto Inc., 12.00%, 06/15/06                           150          172
              Keystone Automotive Operations Inc., 9.75%, 11/01/13 (e)   50           54
              Rexnord Corp., 10.125%, 12/15/12                          100          110
              Tenneco Automotive Inc., 11.625%, 10/15/09                 50           54
              TRW Automotive Inc., 9.375%, 02/15/13                      50           57
                                                                                     447
Chemicals - 9.1%
              Acetex Corp., 10.875%, 08/01/09                           150          166
              Airgas Inc., 9.125%, 10/01/11                             125          140
              Applied Extrusion Technologies Inc., 10.75%, 07/01/11     150          124
              Borden Chemical & Plastic, 9.50%, 05/01/05 (i)             85            1
              Equistar Chemicals LP/Equistar Funding Corp.,
              10.625%, 05/01/11                                         100          111
              FMC Corp., 7.75%, 07/01/11                                100          104
              Huntsman ICI Chemicals, 10.125%, 07/01/09                  75           77
              ISP Chemco Inc., 10.25%, 07/01/11                         125          141
              Lyondell Chemical Co., 11.125%, 07/15/12                  100          111
              Millennium America Inc., 9.25%, 06/15/08                  140          153
              Noveon Inc., 11.00%, 02/28/11                             125          145
              OM Group Inc., 9.25%, 12/15/11                             50           52
              Resolution Performance Products LLC/RPP Capital Co.,
              8.00%, 12/15/09 (e)                                       100          104
              Rhodia SA, 7.625%, 06/01/10 (e)                           100           96
              United Industries Corp., 9.875%, 04/01/09                 150          157
              Westlake Chemical Corp., 8.75%, 07/15/11 (e)               75           82
                                                                                   1,764
Commercial Services - 1.6%
              Brand Services Inc., 12.00%, 10/15/12                      75           87
              Comforce Operating Inc., 12.00%, 12/01/07                 100           65
              Iron Mountain Inc., 8.625%, 04/01/13                       25           27
              Mail-Well I Corp., 9.625%, 03/15/12                        50           55
              Mail-Well Inc., 8.75%, 12/15/08                            50           50
              Pierce Leahy Command Co., 8.125%, 05/15/08                 32           33
                                                                                     317
Computers - 1.8%
              Seagate Technology HDD Holdings, 8.00%, 05/15/09          200          216
              Unisys Corp., 8.125%, 06/01/06                            125          135
                                                                                     351
Diversified Financial Services - 0.8%
              Airplanes Pass-Through Trust, 10.875%, 03/15/12 (i)       123            2
              Alamosa Delaware Inc., (Step-Up Bond), 12.00, 07/31/09 (d)102           92
              Contifinancial Corp. Liquidating Trust, 06/15/00          115            1
              General Motors Acceptance Corp., 6.875%, 08/28/12          50           54
                                                                                     149
Electric - 8.6%
              AES Corp.
              8.50%, 11/01/07                                            50           51
              8.75%, 06/15/08                                            50           54
              Allegheny Energy Supply Statutory Trust 2001,
              10.25%, 11/15/07 (e)                                       75           78
              Avon Energy Partners Holdings
              7.05%, 12/11/07 (e)                                        75           71
              6.46%, 03/04/08 (e)                                       200          190
              BRL Universal Equipment, 8.875%, 02/15/08                 150          161
              Calpine Canada Energy Finance ULC, 8.50%, 05/01/08        200          159
              Calpine Corp.
              8.75%, 07/15/07                                           100           82
              8.50%, 07/15/10 (e)                                       100           97
              Edison Mission Energy Corp.
              7.73%, 06/15/09                                           125          119
              9.875%, 04/15/11                                          100          104
              Mirant Americas Generation Inc.
              7.625%, 05/01/06 (i)                                       50           42
              9.125%, 05/01/31 (i)                                      100           85
              NRG Energy Inc., 8.00%, 12/15/13 (e)                       75           79
              Reliant Resources Inc.
              9.25%, 07/15/10 (e)                                       125          133
              9.50%, 07/15/13 (e)                                       150          161
                                                                                   1,666
Electrical Components & Equipment - 0.4%
              Motors And Gears Inc., 10.75%, 11/15/06                   100           85

Electronics - 0.7%
              Muzak LLC, 10.00%, 02/15/09                                50           53
              Wesco Distribution Inc., 9.125%, 06/01/08                  75           78
                                                                                     131
Entertainment - 0.9%
              Argosy Gaming Co., 10.75%, 06/01/09                       100          108
              Pinnacle Entertainment Inc., 8.75%, 10/01/13               75           76
                                                                                     184
Environmental Control - 1.6%
              Allied Waste Inc., 9.25%, 09/01/12                        100          114
              Allied Waste North America, 7.875%, 01/01/09              100          104
              Imco Recycling Inc., 10.375%, 10/15/10 (e)                100          103
              Safety-Kleen Services, 9.25%, 06/01/08 (i)                125            -
                                                                                     321
Food - 1.4%
              Ahold Lease USA Inc., 7.82%, 01/02/20                      71           72
              Fleming Cos. Inc., 10.125%, 04/01/08 (i)                   50           11
              Nash Finch Co., 8.50%, 05/01/08                           100          100
              Premier International Foods Plc, 12.00%, 09/01/09          75           82
                                                                                     265
Forest Products & Paper - 3.1%
              Abitibi-Consolidated Inc., 8.85%, 08/01/30                100          108
              Appleton Papers Inc., 12.50%, 12/15/08                     75           85
              Bowater Canada Finance, 7.95%, 11/15/11                   200          212
              Buckeye Technologies Inc.
              9.25%, 09/15/08                                            75           76
              8.00%, 10/15/10                                            25           25
              Tembec Industries Inc., 8.625%, 06/30/09                  100          103
                                                                                     609
Healthcare - 3.7%
              Extendicare Health Services Inc., 9.50%, 07/01/10         100          111
              IASIS Healthcare Corp., 13.00%, 10/15/09                  125          141
              Insight Health Services Corp., 9.875%, 11/01/11            75           79
              Psychiatric Solutions Inc., 10.625%, 06/15/13              75           84
              Sola International Inc., 6.875%, 03/15/08                  75           76
              Tenet Healthcare Corp., 7.375%, 02/01/13                  100          100
              Vanguard Health Systems Inc., 9.75%, 08/01/11             125          136
                                                                                     727
Home Furnishings - 1.0%
              Applica Inc., 10.00%, 07/31/08                             21           21
              Fedders North America Inc., 9.375%, 08/15/07               75           75
              Sealy Mattress Co., 10.875%, 12/15/07                     100          104
                                                                                     200
Household Products - 0.5%
              Playtex Products Inc., 9.375%, 06/01/11                   100          101

Leisure Time - 1.0%
              Equinox Holdings Inc., 9.00%, 12/15/09 (e)                100          103
              Icon Health & Fitness Corp., 11.25%, 04/01/12              75           82
                                                                                     185
Lodging - 5.4%
              Ameristar Casinos Inc., 10.75%, 02/15/09                  100          115
              Coast Hotels & Casinos Inc., 9.50%, 04/01/09              150          158
              John Q Hammons Hotels LP, 8.875%, 05/15/12                100          110
              MGM Mirage, 8.375%, 02/01/11                               50           57
              Park Place Entertainment Corp., 8.875%, 09/15/08          150          170
              Prime Hospitality Corp., 8.375%, 05/01/12                  50           52
              Station Casinos Inc., 9.875%, 07/01/10                    150          165
              Sun International Hotels Ltd., 8.875%, 08/15/11           100          109
              Venetian Casino Resort LLC, 11.00%, 06/15/10              100          116
                                                                                   1,052
Machinery - 1.3%
              Case New Holland Inc., 9.25%, 08/01/11 (e)                 75           84
              Flowserve Corp., 12.25%, 08/15/10                          75           87
              NMHG Holding Co., 10.00%, 05/15/09                         75           83
                                                                                     254
Manufacturing - 1.1%
              Blount Inc., 13.00%, 08/01/09                             100          108
              Pacifica Papers Inc., 10.00%, 03/15/09                    100          106
                                                                                     214
Media - 8.1%
              Charter Communications Holdings LLC
              10.75%, 10/01/09                                           75           69
              10.00%, 05/15/11                                          350          305
              CSC Holdings Inc.
              10.50%, 05/15/16                                          125          143
              9.875%, 04/01/23                                           75           78
              Dex Media East LLC, 9.875%, 11/15/09                       50           57
              DirecTV Holdings LLC, 8.375%, 03/15/13                    100          116
              EchoStar DBS Corp.
              10.375%, 10/01/07                                         100          110
              9.125%, 01/15/09                                          114          128
              Mediacom Broadband LLC, 11.00%, 07/15/13                  100          112
              Nextmedia Operating Inc., 10.75%, 07/01/11                125          142
              Radio One Inc., 8.875%, 07/01/11                           75           83
              Rogers Cable Inc., 8.75%, 05/01/32                         25           28
              Vivendi Universal SA, 9.25%, 04/15/10 (e)                  50           59
              Yell Finance BV
              10.75%, 08/01/11                                          100          117
              (Step-Up Bond), 13.50%, 08/01/11 (d)                       33           30
                                                                                   1,577
Metal Fabrication & Hardware - 0.5%
              Wolverine Tube Inc., 7.375%, 08/01/08 (e)                 100           93

Mining - 0.4%
              Compass Minerals Group Inc., 10.00%, 08/15/11              75           84

Office Furnishings - 0.1%
              Interface Inc., 9.50%, 11/15/05                            25           24

Oil & Gas Producers - 2.3%
              Magnum Hunter Resources Inc., 9.60%, 03/15/12             125          142
              Nuevo Energy Co., 9.375%, 10/01/10                         25           27
              Pride International Inc., 9.375%, 05/01/07                 54           56
              Swift Energy Co., 10.25%, 08/01/09                        100          108
              Vintage Petroleum Inc., 9.75%, 06/30/09                    25           26
              Westport Resources Corp., 8.25%, 11/01/11                  75           83
                                                                                     442
Packaging & Containers - 3.9%
              Anchor Glass Container Corp., 11.00%, 02/15/13            125          145
              Berry Plastics Corp., 10.75%, 07/15/12                    125          144
              Plastipak Holdings Inc., 10.75%, 09/01/11                 150          167
              Pliant Corp., 11.125%, 09/01/09                            75           81
              Radnor Holdings Corp., 11.00%, 03/15/10                   100           91
              Stone Container Corp., 9.75%, 02/01/11                    125          138
                                                                                     766
Pharmaceuticals - 1.6%
              Aaipharma Inc., 11.00%, 04/01/10                          125          142
              Vicar Operating Inc., 9.875%, 12/01/09                    150          166
                                                                                     308
Pipelines - 4.7%
              Dynegy Holdings Inc.
              9.875%, 07/15/10 (e)                                      100          113
              7.125%, 05/15/18                                           25           22
              7.625%, 10/15/26                                          125          108
              El Paso Corp., 7.75%, 01/15/32                            250          213
              Western Gas Resources Inc., 10.00%, 06/15/09              150          161
              Williams Cos. Inc.
              8.625%, 06/01/10                                           25           28
              7.625%, 07/15/19                                           50           52
              7.875%, 09/01/21                                          200          211
                                                                                     908
Real Estate - 1.1%
              Felcor Lodging LP
              10.00%, 09/15/08                                           25           27
              9.00%, 06/01/11                                            75           81
              Host Marriott Corp., 7.875%, 08/01/08                      25           26
              Host Marriott LP, 8.375%, 02/15/06                         50           53
              Meristar Hospitality Corp., 9.125%, 01/15/11               25           27
                                                                                     214
Retail - 5.6%
              Buffets Inc., 11.25%, 07/15/10                             75           80
              Cole National Group Inc., 8.625%, 08/15/07                 75           77
              Eye Care Centers of America, 9.125%, 05/01/08              75           75
              Finlay Fine Jewelry Corp., 8.375%, 05/01/08               150          155
              Gap Inc., 6.90%, 09/15/07                                  40           44
              Home Interiors & Gifts Inc., 10.125%, 06/01/08            175          177
              Jafra Cosmetics International Inc., 10.75%, 05/15/11      100          110
              Leslie's Poolmart Inc., 10.375%, 07/15/08                 125          125
              Rite Aid Corp., 11.25%, 07/01/08                          125          139
              Saks Inc.
              9.875%, 10/01/11                                           25           30
              7.375%, 02/15/19                                           75           76
                                                                                   1,088
Telecommunications - 6.5%
              ACC Escrow Corp., 10.00%, 08/01/11 (e)                    100          112
              CIncinnati Bell Inc., 8.375%, 01/15/14 (e)                100          108
              Insight Midwest Capital Inc., 9.75%, 10/01/09              75           79
              Insight Midwest Capital Inc., 10.50%, 11/01/10             25           27
              Pegasus Satellite Communications Inc.,
              (Step-Up Bond), 13.50%, 03/01/07 (d)                      150          127
              Qwest Corp., 8.875%, 03/15/12 (e)                          75           86
              Qwest Services Corp.
              13.50%, 12/15/10 (e)                                      225          273
              14.00%, 12/15/14 (e)                                      125          159
              Sprint Capital Corp., 8.75%, 03/15/32                     125          148
              Telewest Communications Plc
              (Step-Up Bond), 9.25%, 04/15/09 (d) (i)                   125           65
              (Step-Up Bond), 11.375%, 02/01/10 (d) (i)                 180           88
                                                                                   1,272
Telecommunications Equipment - 0.5%
              Lucent Technologies Inc., 6.45%, 03/15/29                 125           98

Tobacco - 0.6%
              North Atlantic Trading Co., 11.00%, 06/15/04              125          119

Transportation - 0.0%
              Holt Group, 9.75%, 01/15/06 (i)                           125            4

Wireless Telecommunications - 5.1%
              American Tower Corp., 9.375%, 02/01/09                    175          187
              American Tower Escrow Corp., 8.619%, 08/01/08              35           24
              Crown Castle International Corp., 9.375%, 08/01/11        175          194
              Nextel Communications Inc., 7.375%, 08/01/15              225          242
              SBA Communications Corp., 10.25%, 02/01/09                150          147
              SBA Telecommunications Inc.,
              (Step-Up Bond), 9.75%, 12/15/11 (d) (e)                    50           35
              Spectrasite Inc., 8.25%, 05/15/10                          50           53
              Western Wireless Corp., 9.25%, 07/15/13                   100          106
                                                                                     988

              Total Corporate Bonds (cost $17,391)                                17,840

Preferred Stocks - 1.0%
Media - 0.8%
              Cablevision Systems Corp., 11.125%                          1           53
              Cablevision Systems Corp., 11.75%                           1           96
                                                                                     149
Wireless Telecommunications - 0.2%
              Alamosa Holdings Inc., 0.00%                                -           43
              Total Preferred Stocks (cost $177)                                     192

Warrants - 0.0%
Retail - 0.0%
              Mattress Discounters Corp., Strike Price $0.01,
              Expiring 07/15/07                                           -            -
Textiles - 0.0%
              Pillowtex Corp., Strike Price $28.99, Expiring 11/24/09     1            -
Wireless Telecommunications - 0.0%
              American Tower Corp., Strike Price $0.01, Expiring 08/01/08 -            4
              Total Warrants (cost $2)                                                 4

Short Term Investments - 0.8%
Money Market Funds - 0.0%
              Dreyfus Cash Management Plus, 0.898% (a)                    7            7
Repurchase Agreement - 0.8%
              Repurchase Agreement with State Street Bank, 0.80%,
              (Collateralized by $115 U.S. Treasury Bond, 8.50%, due
              02/15/20, market value $164) acquired on 12/31/03,
              due 01/02/04 at $159                                      159          159
              Total Short Term Investments (cost $166)                               166

Total Investments - 98.1% (cost $18,677)                             19,091
Other Assets and Liabilities, Net - 1.9%                                373
Total Net Assets - 100%                                              19,464

JNL/Salomon Brothers U.S. Government & Quality Bond Fund
Corporate Bonds - 5.9%
Asset Backed Securities - 5.9%
              Commercial Mortgage Acceptance Corp.,
              5.45%, 07/16/34 (e) (f)                                 6,161        6,356
              Commodore CDO I Ltd., 1.70%, 02/24/34 (e) (f) (g)       2,500        2,462
              Green Tree Financial Corp., 7.07%, 01/15/29 (f)         1,011        1,052
              Metris Master Trust, 1.41%, 08/20/08 (f) (g)            1,000          978
              Wings Ltd., 1.79%, 11/15/35 (e) (f) (g)                 4,412        4,324

              Total Corporate Bonds (cost $15,122)                                15,172

Government Securities - 91.7%
U.S. Government Agencies - 56.9%
              Federal Home Loan Mortgage Corp.
              4.50%, TBA (c)                                          5,000        5,005
              5.00%, TBA (c)                                         12,000       11,851
              6.00%, TBA (c)                                         10,000       10,322
              5.80%, 09/02/08 (f)                                     3,500        3,854
              6.00%, 09/01/10 (f)                                         -            -
              7.00%, 07/01/11 (f)                                         9           10
              6.50%, 08/01/13 (f)                                        69           74
              8.25%, 04/01/17 (f)                                         5            6
              8.00%, 07/01/20 (f)                                       144          156
              6.00%, 11/01/28 (f)                                     1,150        1,191
              7.00%, 04/01/29 (f)                                       521          552
              8.00%, 09/01/31 (f)                                     1,907        2,056
              7.00%, 10/01/31 (f)                                        24           25
              7.00%, 11/01/31 (f)                                        46           49
              7.00%, 02/01/32 (f)                                       485          513
              7.00%, 03/01/32 (f)                                       496          525
              7.00%, 04/01/32 (f)                                       499          529
              4.50%, 04/15/32 (f)                                     2,026        2,001
              7.00%, 06/01/32 (f)                                        67           71
              7.00%, 08/01/32 (f)                                        25           26
              Federal National Mortgage Association
              5.00%, TBA (c)                                          5,000        4,950
              5.50%, TBA (c)                                         42,000       42,730
              6.00%, TBA (c)                                         20,000       20,650
              6.50%, TBA (c)                                         22,000       22,957
              7.39%, 01/17/13 (f) (g)                                 1,480        1,569
              12.50%, 09/20/15 (f)                                        4            4
              12.00%, 01/01/16 (f)                                      125          143
              12.00%, 01/15/16 (f)                                        3            4
              12.50%, 01/15/16 (f)                                       53           61
              11.50%, 09/01/19 (f)                                        1            1
              10.50%, 08/01/20 (f)                                       12           13
              6.50%, 03/01/26 (f)                                        28           29
              7.00%, 05/01/26 (f)                                        27           29
              7.00%, 11/01/28 (f)                                        45           48
              7.00%, 12/01/28 (f)                                        33           35
              7.25%, 12/28/28 (f) (g)                                   167          186
              7.00%, 03/01/29 (f)                                        93           98
              8.00%, 07/01/29 (f)                                         4            4
              8.00%, 11/01/29 (f)                                        64           69
              8.00%, 12/01/29 (f)                                       108          116
              7.00%, 01/01/30 (f)                                       166          175
              8.00%, 01/01/30 (f)                                       137          148
              8.00%, 02/01/30 (f)                                        23           25
              8.00%, 05/01/30 (f)                                        10           10
              6.53%, 05/25/30 (f)                                     2,250        2,450
              8.00%, 09/01/30 (f)                                        17           19
              8.00%, 10/01/30 (f)                                       117          126
              8.00%, 11/01/30 (f)                                         6            6
              8.00%, 01/01/31 (f)                                       238          257
              7.50%, 02/01/31 (f)                                       341          365
              8.00%, 02/01/31 (f)                                       164          177
              8.00%, 03/01/31 (f)                                       125          136
              8.00%, 04/01/31 (f)                                        18           19
              6.00%, 01/01/33 (f)                                     5,554        5,743
              Freddie Mac - Interest Only,
              5.50%, 01/15/23 (f)                                    11,000        1,215
              Government National Mortgage Association,
              13.50%, 07/15/10 (f)                                      114          132
              Government National Mortgage Association II,
              6.50%, 11/20/32 (f)                                     2,708        2,849
                                                                                 146,364
 U.S. Treasury Securities - 34.8%
              U.S. Treasury Bond
              6.625%, 02/15/27 (f)                                    2,350        2,807
              6.375%, 08/15/27 (f)                                    1,000        1,161
              5.25%, 02/15/29 (f)                                     2,000        2,018
              6.125%, 08/15/29 (f)                                    1,250        1,417
              5.375%, 02/15/31                                       17,000       17,728
              U.S. Treasury Note
              5.25%, 05/15/04                                         8,500        8,632
              5.875%, 11/15/04                                        5,000        5,200
              6.75%, 05/15/05                                        12,000       12,864
              5.75%, 11/15/05                                        18,500       19,863
              3.375%, 11/15/08                                        7,300        7,358
              4.875%, 02/15/12                                       10,000       10,591
                                                                                  89,639

              Total Government Securities (cost $230,942)                        236,003

Short Term Investments - 47.8%
Commercial Paper - 24.6%
              Amsterdam Funding Corp., 1.09%, 01/13/04                3,970        3,969
              Bryant Park Funding, 1.10%, 01/13/04                    7,000        6,997
              Clipper Receivables, 1.08%, 01/14/04                    7,500        7,497
              DaimlerChrysler NA Holdings Inc., 1.3518%, 01/14/04     3,750        3,748
              Four Winds Funding Corp., 1.22%, 01/14/04               3,750        3,748
              General Motors Corp., 1.37%, 01/14/04                   3,750        3,748
              Jupiter Securities, 1.09%, 01/13/04                    11,250       11,246
              Tasman Funding Inc., 1.11%, 01/13/04                    8,074        8,071
              Variable Funding Capital Corp., 1.08%, 01/14/04         7,500        7,497
              Victory Receivables Corp., 1.11%, 01/13/04              6,848        6,846
                                                                                  63,367
Money Market Funds - 0.0%
              Dreyfus Cash Management Plus, 0.898% (a)                    1            1
Repurchase Agreement - 11.5%
              Repurchase Agreement with UBS Warburg Securities,
              0.83%, (Collateralized by $21,098 U.S. Treasury Bond,
              8.50%, due 02/15/20, market value $30,090) acquired
              on 12/31/03, due 01/02/04 at $29,500                   29,500       29,500
U.S. Government Agencies - 11.7%
              Federal Farm Credit Bank Discount Note,
              0.9705%, 01/05/04                                      15,000       14,998
              Federal Home Loan Mortgage Corp. Discount Note,
              1.0157%, 01/14/04                                      15,000       14,995
                                                                                  29,993

              Total Short Term Investments (cost $122,861)                       122,861

Total Investments - 145.4% (cost $368,925)                          374,036
Other Assets and Liabilities, Net -  (45.4%)                       -116,762
Total Net Assets - 100%                                             257,274

JNL/T. Rowe Price Established Growth Fund
Common Stocks - 96.6%
Advertising - 0.4%
              Omnicom Group Inc.                                         18        1,563
Apparel - 0.5%
              Hermes International                                       13        2,573
Banks - 4.9%
              Credit Suisse Group                                       102        3,714
              Mellon Financial Corp.                                    137        4,386
              Northern Trust Corp.                                       82        3,783
              State Street Corp.                                        120        6,255
              US Bancorp.                                               164        4,896
                                                                                  23,034
Beverages - 1.3%
              Coca-Cola Co.                                              90        4,557
              PepsiCo Inc.                                               37        1,734
                                                                                   6,291
Biotechnology - 2.0%
              Amgen Inc. (b)                                            101        6,261
              Genentech Inc. (b)                                         16        1,525
              Medimmune Inc. (b)                                         66        1,666
                                                                                   9,452
Commercial Services - 3.3%
              Accenture Ltd. (b)                                        131        3,458
              Adecco SA                                                  49        3,137
              Apollo Group Inc. (b)                                      73        4,930
              Cendant Corp. (b)                                         181        4,022
                                                                                  15,547
Computers - 3.6%
              Affiliated Computer Services Inc. - Class A (b)           122        6,644
              Dell Inc. (b)                                             191        6,500
              SunGard Data Systems Inc. (b)                              72        2,001
              Synopsys Inc. (b)                                          56        1,890
                                                                                  17,035
Cosmetics & Personal Care - 0.4%
              Gillette Co.                                               51        1,888

Diversified Financial Services - 9.9%
              American Express Co.                                       52        2,484
              Charles Schwab Corp.                                      144        1,710
              Citigroup Inc.                                            358       17,379
              Fannie Mae                                                 87        6,523
              Freddie Mac                                                38        2,199
              Goldman Sachs Group Inc.                                   18        1,777
              MBNA Corp.                                                 66        1,630
              Merrill Lynch & Co. Inc.                                   99        5,830
              Morgan Stanley                                             56        3,223
              SLM Corp.                                                 115        4,326
                                                                                  47,081
Electrical Components & Equipment - 0.6%
              Samsung Electronics Co. Ltd.                                8        2,915

Entertainment - 1.0%
              International Game Technology                             133        4,762

Food - 2.1%
              Compass Group Plc                                         497        3,383
              General Mills Inc.                                         33        1,513
              Sysco Corp.                                                92        3,425
              Unilever Plc                                              190        1,773
                                                                                  10,094
Healthcare - 6.6%
              Biomet Inc.                                                56        2,043
              Boston Scientific Corp. (b)                                29        1,066
              Johnson & Johnson                                          86        4,453
              Medtronic Inc.                                             50        2,445
              UnitedHealth Group Inc.                                   252       14,684
              WellPoint Health Networks Inc. (b)                         67        6,479
                                                                                  31,170
Insurance - 5.4%
              ACE Ltd.                                                   82        3,396
              American International Group Inc.                         173       11,440
              China Life Insurance Co. Ltd. (b)                          20          656
              Hartford Financial Services Group Inc.                     72        4,233
              Marsh & McLennan Cos. Inc.                                 58        2,759
              Travelers Property Casualty Corp. - Class A               183        3,071
                                                                                  25,555
Internet - 2.5%
              eBay Inc. (b)                                              57        3,656
              InterActiveCorp. (b)                                       93        3,152
              Symantec Corp. (b)                                         44        1,510
              Yahoo! Inc. (b)                                            81        3,650
                                                                                  11,968
Iron & Steel - 0.9%
              Nucor Corp.                                                75        4,189

Leisure Time - 1.8%
              Carnival Corp.                                             98        3,897
              Harley-Davidson Inc.                                       97        4,587
                                                                                   8,484
Lodging - 0.4%
              MGM Mirage (b)                                             46        1,723

Manufacturing - 3.7%
              Danaher Corp.                                              46        4,239
              General Electric Co.                                      212        6,561
              Tyco International Ltd.                                   254        6,724
                                                                                  17,524
Media - 9.3%
              British Sky Broadcasting Plc (b)                          180        2,266
              Clear Channel Communications Inc.                         135        6,327
              Comcast Corp. - Special Class A (b)                       227        7,091
              E.W. Scripps Co.                                           33        3,107
              EchoStar Communications Corp. (b)                         159        5,413
              Liberty Media Corp. (b)                                   396        4,713
              Time Warner Inc. (b)                                      183        3,298
              Univision Communications Inc. (b)                         139        5,513
              Viacom Inc. - Class B                                     147        6,538
                                                                                  44,266
Mining - 0.5%
              Rio Tinto Plc                                              84        2,329

Oil & Gas Producers - 1.8%
              ChevronTexaco Corp.                                        46        4,008
              Exxon Mobil Corp.                                         110        4,515
                                                                                   8,523
Oil & Gas Services - 1.9%
              Baker Hughes Inc.                                         137        4,416
              Schlumberger Ltd.                                          86        4,722
                                                                                   9,138
Pharmaceuticals - 6.7%
              Abbott Laboratories                                        66        3,052
              Cardinal Health Inc.                                       30        1,853
              Eli Lilly & Co.                                            12          830
              Forest Laboratories Inc. (b)                               73        4,536
              Gilead Sciences Inc. (b)                                   48        2,814
              Medco Health Solutions Inc. (b)                            57        1,941
              Pfizer Inc.                                               352       12,419
              Sanofi-Synthelabo SA                                       17        1,303
              Wyeth                                                      66        2,781
                                                                                  31,529
Retail - 7.7%
              Best Buy Co. Inc.                                          69        3,618
              Family Dollar Stores Inc.                                  50        1,776
              Home Depot Inc.                                           156        5,545
              Inditex SA                                                 65        1,324
              Kingfisher Plc                                            481        2,400
              Kohl's Corp. (b)                                           42        1,906
              Starbucks Corp. (b)                                        67        2,228
              Target Corp.                                              181        6,966
              Walgreen Co.                                               88        3,201
              Wal-Mart de Mexico SA de CV - ADR                          64        1,833
              Wal-Mart de Mexico SA de CV                               210          599
              Wal-Mart Stores Inc.                                       97        5,135
                                                                                  36,531
Semiconductors - 2.9%
              Analog Devices Inc. (b)                                    47        2,164
              Applied Materials Inc. (b)                                166        3,735
              Intel Corp.                                               119        3,845
              Maxim Integrated Products Inc.                             34        1,703
              Xilinx Inc. (b)                                            60        2,336
                                                                                  13,783
Software - 7.8%
              Adobe Systems Inc.                                         61        2,409
              First Data Corp.                                          191        7,840
              Fiserv Inc. (b)                                           125        4,943
              Intuit Inc. (b)                                            84        4,434
              Mercury Interactive Corp. (b)                              17          822
              Microsoft Corp.                                           534       14,717
              Siebel Systems Inc. (b)                                   147        2,033
                                                                                  37,198
Telecommunications Equipment - 1.6%
              Cisco Systems Inc. (b)                                    314        7,629

Tobacco - 0.8%
              Altria Group Inc.                                          70        3,831

Transportation - 0.3%
              United Parcel Service Inc.                                 19        1,402

Wireless Telecommunications - 4.0%
              Crown Castle International Corp. (b)                      189        2,083
              Nextel Communications Inc. (b)                            201        5,651
              NTT DoCoMo Inc.                                             -          490
              Vodafone Group Plc - ADR                                  130        3,255
              Vodafone Group Plc                                      3,033        7,520
                                                                                  18,999

              Total Common Stocks (cost $397,838)                                458,006

Short Term Investments - 3.3%
Money Market Funds - 3.3%
              Dreyfus Cash Management Plus, 0.898% (a)                  284          284
              T. Rowe Price Reserves Investment Fund, 1.138% (a)     15,284       15,284

              Total Short Term Investments (cost $15,568)                         15,568

Total Investments - 99.9% (cost $413,407)                           473,574
Other Assets and Liabilities, Net - 0.1%                                472
Total Net Assets - 100%                                             474,046

JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks - 94.0%
Advertising - 1.3%
              Catalina Marketing Corp. (b)                              116        2,339
              Lamar Advertising Co. (b)                                  82        3,060
                                                                                   5,399
Aerospace & Defense - 2.6%
              Alliant Techsystems Inc. (b)                               71        4,101
              L-3 Communications Holdings Inc. (b)                       28        1,438
              Rockwell Collins Inc.                                     152        4,565
                                                                                  10,104
Airlines - 0.4%
              JetBlue Airways Corp. (b)                                  56        1,485

Auto Manufacturers - 0.8%
              Oshkosh Truck Corp.                                        58        2,960

Banks - 0.5%
              Investors Financial Services Corp.                         35        1,344
              Silicon Valley Bancshares (b)                              15          541
                                                                                   1,885
Beverages - 0.8%
              Cott Corp. (b)                                            113        3,165

Biotechnology - 2.6%
              Biogen Idec Inc. (b)                                       46        1,684
              Human Genome Sciences Inc. (b)                             75          994
              Invitrogen Corp. (b)                                       15        1,050
              Medimmune Inc. (b)                                        129        3,277
              Millennium Pharmaceuticals Inc. (b)                        56        1,046
              Protein Design Labs Inc. (b)                               53          949
              Vertex Pharmaceuticals Inc. (b)                            78          798
                                                                                   9,798
Building Materials - 1.0%
              American Standard Cos. Inc. (b)                            38        3,827

Chemicals - 1.1%
              Potash Corp.                                               48        4,151

Commercial Services - 7.9%
              Apollo Group Inc. (b)                                      22        1,496
              BearingPoint Inc. (b)                                     212        2,139
              ChoicePoint Inc. (b)                                      131        4,990
              Education Management Corp. (b)                             76        2,359
              Hewitt Associates Inc. - Class A (b)                      101        3,029
              Iron Mountain Inc. (b)                                     83        3,282
              Manpower Inc.                                              92        4,331
              Robert Half International Inc. (b)                        150        3,501
              Viad Corp.                                                138        3,450
              Weight Watchers International Inc. (b)                     37        1,420
                                                                                  29,997
Computers - 5.6%
              Affiliated Computer Services Inc. - Class A (b)            45        2,451
              Cadence Design Systems Inc. (b)                           160        2,877
              Ceridian Corp. (b)                                        151        3,162
              Diebold Inc.                                               48        2,586
              DST Systems Inc. (b)                                      107        4,468
              Lexmark International Inc. (b)                             26        2,045
              Research In Motion Ltd. (b)                                 9          601
              Seagate Technology (b)                                     66        1,247
              SunGard Data Systems Inc. (b)                              64        1,773
                                                                                  21,210
Cosmetics & Personal Care - 0.5%
              Estee Lauder Cos. Inc.                                     49        1,924

Distribution & Wholesale - 0.9%
              CDW Corp.                                                  47        2,715
              Fastenal Co.                                               15          749
                                                                                   3,464
Diversified Financial Services - 3.2%
              CapitalSource Inc. (b)                                     65        1,409
              Charles Schwab Corp.                                      112        1,326
              Eaton Vance Corp.                                          74        2,711
              Franklin Resources Inc.                                    11          573
              Legg Mason Inc.                                            30        2,315
              Waddell & Reed Financial Inc. - Class A                   158        3,707
                                                                                  12,041
Electrical Components & Equipment - 0.2%
              Molex Inc.                                                 26          763

Electronics - 1.4%
              Garmin Ltd.                                                35        1,907
              Jabil Circuit Inc. (b)                                     63        1,783
              Waters Corp. (b)                                           52        1,724
                                                                                   5,414
Food - 1.1%
              Whole Foods Market Inc.                                    64        4,296

Healthcare - 6.4%
              Anthem Inc. (b)                                            53        3,975
              DaVita Inc. (b)                                            54        2,106
              Edwards Lifesciences Corp. (b)                             46        1,384
              Health Management Associates Inc.                         155        3,720
              Laboratory Corp. of America Holdings (b)                  100        3,695
              Manor Care Inc.                                           133        4,598
              Universal Health Services Inc.                             48        2,578
              Wellchoice Inc. (b)                                        19          655
              WellPoint Health Networks Inc. (b)                         15        1,455
                                                                                  24,166
Insurance - 3.2%
              Axis Capital Holdings Ltd.                                 59        1,728
              Nationwide Financial Services Inc. - Class A               45        1,488
              Principal Financial Group                                  78        2,579
              Protective Life Corp.                                      62        2,098
              Radian Group Inc.                                          41        1,999
              Willis Group Holdings Ltd.                                 64        2,180
                                                                                  12,072
Internet - 3.4%
              InterActiveCorp. (b)                                       35        1,188
              Macromedia Inc. (b)                                       110        1,962
              Monster Worldwide Inc. (b)                                 92        2,020
              Network Associates Inc. (b)                               240        3,610
              VeriSign Inc. (b)                                         225        3,667
              WebMD Corp. (b)                                            38          342
                                                                                  12,789
Iron & Steel - 1.6%
              International Steel Group Inc. (b)                         46        1,792
              Nucor Corp.                                                78        4,368
                                                                                   6,160
Leisure Time - 1.0%
              Brunswick Corp.                                           119        3,788

Lodging - 0.8%
              Fairmont Hotels & Resorts Inc.                            112        3,040

Manufacturing - 2.9%
              Danaher Corp.                                              35        3,211
              ITT Industries Inc.                                        47        3,517
              Roper Industries Inc.                                      83        4,089
                                                                                  10,817
Media - 4.0%
              Cablevision Systems Corp. (b)                              97        2,269
              Citadel Broadcasting Corp. (b)                            122        2,729
              COX Radio Inc. (b)                                         96        2,422
              E.W. Scripps Co.                                           10          941
              Entercom Communications Corp. (b)                          22        1,165
              Rogers Communications Inc. - Class B                      120        1,980
              Scholastic Corp. (b)                                       71        2,417
              XM Satellite Radio Holdings Inc. - Class A (b)             53        1,397
                                                                                  15,320
Mining - 1.0%
              Newmont Mining Corp.                                       75        3,646

Oil & Gas Producers - 3.7%
              Devon Energy Corp.                                         15          859
              Diamond Offshore Drilling Inc.                            128        2,625
              EOG Resources Inc.                                         86        3,971
              Murphy Oil Corp.                                           59        3,853
              XTO Energy Inc.                                           101        2,858
                                                                                  14,166
Oil & Gas Services - 3.6%
              BJ Services Co. (b)                                       126        4,524
              Cooper Cameron Corp. (b)                                   59        2,749
              FMC Technologies Inc. (b)                                 108        2,516
              Smith International Inc. (b)                               94        3,903
                                                                                  13,692
Pharmaceuticals - 8.6%
              Abgenix Inc. (b)                                           56          698
              Alkermes Inc. (b)                                          70          945
              AmerisourceBergen Corp.                                    60        3,358
              Amylin Pharmaceuticals Inc. (b)                            47        1,044
              Andrx Corp. (b)                                            82        1,971
              Barr Laboratories Inc. (b)                                 31        2,386
              Cephalon Inc. (b)                                          51        2,469
              Gilead Sciences Inc. (b)                                   60        3,488
              ImClone Systems Inc. (b)                                   32        1,269
              IVAX Corp. (b)                                            141        3,367
              Neurocrine Biosciences Inc. (b)                            30        1,636
              Omnicare Inc.                                             185        7,472
              Teva Pharmaceutical Industries Ltd. - ADR                  45        2,552
                                                                                  32,655
Pipelines - 0.5%
              Western Gas Resources Inc.                                 42        1,985

Retail - 7.4%
              99 Cents Only Stores (b)                                   25          681
              Best Buy Co. Inc.                                          63        3,291
              Cheesecake Factory (b)                                     64        2,818
              Dollar Tree Stores Inc. (b)                                97        2,916
              Family Dollar Stores Inc.                                  79        2,834
              O'Reilly Automotive Inc. (b)                               75        2,877
              Petsmart Inc.                                             114        2,713
              Ross Stores Inc.                                          135        3,568
              Shoppers Drug Mart Corp. (b)                               60        1,392
              Starbucks Corp. (b)                                        67        2,215
              Williams-Sonoma Inc. (b)                                   78        2,712
                                                                                  28,017
Semiconductors - 4.6%
              AMIS Holdings Inc. (b)                                     95        1,736
              ASML Holding NV - NYS (b)                                 101        2,025
              Integrated Circuit Systems Inc. (b)                        30          843
              Intersil Corp.                                            129        3,206
              Microchip Technology Inc.                                 116        3,870
              Novellus Systems Inc. (b)                                  57        2,397
              QLogic Corp. (b)                                           26        1,342
              Semtech Corp. (b)                                          88        2,000
                                                                                  17,419
Software - 4.4%
              Adobe Systems Inc.                                         65        2,554
              Certegy Inc.                                              111        3,641
              Fiserv Inc. (b)                                            78        3,082
              Intuit Inc. (b)                                            56        2,963
              Mercury Interactive Corp. (b)                              45        2,189
              Red Hat Inc. (b)                                           54        1,013
              Siebel Systems Inc. (b)                                    92        1,276
                                                                                  16,718
Telecommunications - 0.4%
              NTL Inc. (b)                                               20        1,395

Telecommunications Equipment - 1.3%
              3Com Corp. (b)                                             59          482
              Advanced Fibre Communications Inc. (b)                     28          564
              Harris Corp.                                              101        3,833
                                                                                   4,879
Transportation - 0.5%
              Expeditors International of Washington Inc.                48        1,808

Wireless Telecommunications - 2.8%
              Crown Castle International Corp. (b)                      171        1,886
              Nextel Communications Inc. (b)                            146        4,097
              Nextel Partners Inc. (b)                                  112        1,507
              Triton PCS Holdings Inc. (b)                               66          368
              Western Wireless Corp. (b)                                142        2,607
                                                                                  10,465

              Total Common Stocks (cost $275,997)                                356,880

Short Term Investments - 6.9%
Money Market Funds - 6.9%
              Dreyfus Cash Management Plus, 0.898% (a)                5,846        5,846
              T. Rowe Price Reserves Investment Fund, 1.138% (a)     20,386       20,386
              Total Short Term Investments (cost $26,232)                         26,232

Total Investments - 100.9% (cost $302,229)                          383,112
Other Assets and Liabilities, Net -  (0.9%)                          -3,571
Total Net Assets - 100%                                             379,541

JNL/T. Rowe Price Value Fund
Common Stocks - 95.7%
Aerospace & Defense - 3.5%
              Lockheed Martin Corp.                                      85        4,364
              Raytheon Co.                                              129        3,872
              Rockwell Collins Inc.                                     182        5,459
                                                                                  13,695
Airlines - 0.5%
              Delta Air Lines Inc.                                      141        1,659

Auto Manufacturers - 0.7%
              Ford Motor Co.                                            182        2,916

Auto Parts & Equipment - 0.2%
              Delphi Corp.                                               82          838

Banks - 7.1%
              Bank of America Corp.                                      45        3,611
              Bank One Corp.                                             98        4,454
              Comerica Inc.                                              77        4,311
              FleetBoston Financial Corp.                               145        6,308
              Mellon Financial Corp.                                    100        3,198
              US Bancorp.                                               234        6,969
                                                                                  28,851
Beverages - 1.5%
              Coca-Cola Enterprises Inc.                                129        2,812
              Heineken NV                                                90        3,416
                                                                                   6,228
Chemicals - 2.5%
              E.I. du Pont de Nemours & Co.                              96        4,401
              Great Lakes Chemical Corp.                                142        3,858
              Hercules Inc. (b)                                         141        1,714
                                                                                   9,973
Computers - 1.9%
              Electronic Data Systems Corp.                              72        1,762
              Hewlett-Packard Co.                                       253        5,807
                                                                                   7,569
Diversified Financial Services - 6.5%
              American Express Co.                                      110        5,281
              Citigroup Inc.                                             57        2,789
              Franklin Resources Inc.                                    80        4,170
              Freddie Mac                                                51        2,998
              JPMorgan Chase & Co.                                      116        4,250
              Morgan Stanley                                            118        6,811
                                                                                  26,299
Electric - 3.1%
              FirstEnergy Corp.                                         114        4,024
              NiSource Inc.                                             170        3,723
              Pinnacle West Capital Corp.                                64        2,569
              TXU Corp.                                                  91        2,168
                                                                                  12,484
Environmental Control - 1.0%
              Waste Management Inc.                                     136        4,032

Food - 1.7%
              Campbell Soup Co.                                         137        3,658
              General Mills Inc.                                         24        1,074
              Safeway Inc. (b)                                          101        2,211
                                                                                   6,943
Forest Products & Paper - 3.0%
              Bowater Inc.                                               99        4,594
              International Paper Co.                                    88        3,785
              MeadWestvaco Corp.                                        131        3,885
                                                                                  12,264
Healthcare - 2.4%
              Becton Dickinson & Co.                                     43        1,765
              Johnson & Johnson                                          90        4,628
              Medtronic Inc.                                             69        3,364
                                                                                   9,757
Home Furnishings - 0.8%
              Sony Corp. - ADR                                           95        3,304

Household Products - 2.8%
              Clorox Co.                                                 51        2,477
              Fortune Brands Inc.                                        66        4,733
              Newell Rubbermaid Inc.                                    175        3,989
                                                                                  11,199
Insurance - 8.6%
              Berkshire Hathaway Inc. - Class A (b)                       -        3,539
              China Life Insurance Co. Ltd. (b)                          19          637
              Cigna Corp.                                                55        3,168
              Hartford Financial Services Group Inc.                     72        4,250
              Marsh & McLennan Cos. Inc.                                 86        4,109
              Principal Financial Group                                 122        4,031
              Prudential Financial Inc.                                  68        2,849
              Safeco Corp.                                              109        4,239
              Travelers Property Casualty Corp.                         297        5,040
              UnumProvident Corp.                                       179        2,815
                                                                                  34,677
Iron & Steel - 1.0%
              Nucor Corp.                                                75        4,189

Lodging - 1.8%
              Fairmont Hotels & Resorts Inc.                            130        3,523
              Hilton Hotels Corp.                                       220        3,770
                                                                                   7,293
Machinery - 0.5%
              Rockwell Automation Inc.                                   57        2,029

Manufacturing - 7.3%
              Cooper Industries Ltd. - Class A                          111        6,401
              Dover Corp.                                                35        1,403
              Eastman Kodak Co.                                          78        2,002
              Eaton Corp.                                                43        4,632
              General Electric Co.                                       33        1,010
              Honeywell International Inc.                              182        6,068
              Pall Corp.                                                 84        2,265
              Tyco International Ltd.                                   219        5,801
                                                                                  29,582
Media - 10.3%
              Cablevision Systems Corp. (b)                              74        1,738
              Comcast Corp. - Class A (b)                                52        1,716
              Comcast Corp. - Special Class A (b)                       212        6,644
              Dow Jones & Co. Inc.                                       74        3,664
              Liberty Media Corp. (b)                                   455        5,412
              New York Times Co.                                         85        4,053
              Pearson Plc                                               174        1,936
              Reuters Group Plc                                         467        1,963
              Time Warner Inc. (b)                                      330        5,942
              Viacom Inc. - Class B                                      85        3,751
              Walt Disney Co.                                           216        5,032
                                                                                  41,851
Mining - 1.0%
              Alcoa Inc.                                                102        3,857

Oil & Gas Producers - 5.6%
              Amerada Hess Corp.                                         92        4,908
              ChevronTexaco Corp.                                        33        2,850
              ConocoPhillips                                             35        2,296
              Exxon Mobil Corp.                                         115        4,731
              Marathon Oil Corp.                                         53        1,767
              Royal Dutch Petroleum Co. - NYS                            69        3,625
              Total SA - ADR                                             28        2,609
                                                                                  22,786
Oil & Gas Services - 1.7%
              Baker Hughes Inc.                                         135        4,348
              Schlumberger Ltd.                                          48        2,643
                                                                                   6,991
Pharmaceuticals - 4.5%
              Bristol-Myers Squibb Co.                                  156        4,462
              Merck & Co. Inc.                                          156        7,207
              Schering-Plough Corp.                                     208        3,622
              Wyeth                                                      72        3,052
                                                                                  18,343
Retail - 4.9%
              CVS Corp.                                                 122        4,406
              May Department Stores Co.                                 130        3,779
              McDonald's Corp.                                          152        3,772
              Nordstrom Inc.                                             55        1,897
              RadioShack Corp.                                           91        2,783
              Toys "R" Us Inc. (b)                                      244        3,088
                                                                                  19,725
Semiconductors - 0.6%
              Texas Instruments Inc.                                     83        2,436

Software - 1.4%
              Microsoft Corp.                                           212        5,836

Telecommunications - 1.8%
              Qwest Communications International Inc. (b)               720        3,111
              Sprint Corp. - FON Group                                  264        4,333
                                                                                   7,444
Telecommunications Equipment - 0.1%
              Lucent Technologies Inc. (b)                              171          484

Tobacco - 0.7%
              Altria Group Inc.                                          52        2,808

Toys & Hobbies - 0.9%
              Hasbro Inc.                                               162        3,454

Transportation - 2.5%
              CNF Inc.                                                  103        3,502
              Norfolk Southern Corp.                                    122        2,874
              Union Pacific Corp.                                        53        3,689
                                                                                  10,065
Wireless Telecommunications - 1.3%
              Motorola Inc.                                             368        5,178
              Total Common Stocks (cost $349,759)                                387,039

Corporate Bonds - 0.4%
 Telecommunications - 0.4%
              WorldCom Inc.
              8.25%, 05/15/04 (i)                                     1,370          459
              8.00%, 05/15/06 (i)                                       325          109
              7.75%, 04/01/07 (i)                                     1,300          436
              8.25%, 05/15/10 (i)                                       285           94
              7.50%, 05/15/11 (i)                                       375          126
              6.95%, 08/15/28 (i)                                     1,275          427

              Total Corporate Bonds (cost $1,489)                                  1,651

Short Term Investments - 3.8%
Money Market Funds - 3.8%
              Dreyfus Cash Management Plus, 0.898% (a)                  476          476
              T. Rowe Price Reserves Investment Fund, 1.138% (a)     14,742       14,742

              Total Short Term Investments (cost $15,218)                         15,218

Total Investments - 99.9% (cost $366,466)                           403,908
Other Assets and Liabilities, Net - 0.1%                                562
Total Net Assets - 100%                                             404,470




JNL SERIES TRUST
NOTES TO THE SCHEDULE OF INVESTMENTS
December 31, 2003

---------------------------------------------------------------------------------------------------------------------------

(a)  Dividend yield changes daily to reflect current market conditions.  Rate is the quoted yield as of December 31, 2003.
(b)  Non-income producing security.
(c)  Investment purchased on a when-issued basis.  As of December 31, 2003, the total cost of investments purchased on a when-issued basis, in thousands, for the Mellon Capital Management/JNL Bond Index Fund, the PIMCO/JNL Total Return Bond Fund, the Salomon
     Brothers/JNL Balanced Fund, the Salomon Brothers/JNL Global Bond Fund, and the Salomon Brothers/JNL U.S. Government & Quality
     Bond Fund are: $5,947; $1,027; $2,161; $57,438 and $117,347, respectively.
(d)  Deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(e)  Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.  The Fund has deemed these securities to be liquid based on procedures approved by the Board of Trustees.  As of December 31, 2003, the market value, in thousands, of 144A or other restricted securities, in JNL/Janus Balanced Fund, JNL/Janus Global Equities Fund,
     JNL/Janus Growth & Income Fund, JNL/JPMorgan International Value Fund, JNL/Mellon Capital Management Bond Index Fund,
     JNL/Oppenheimer Global Growth Fund, JNL/PIMCO Total Return Fund, JNL/PPM America Balanced Fund, JNL/PPM America High Yield
     Bond Fund, JNL/Putnam International Equity Fund, JNL/Salomon Brothers Balanced Fund, JNL/Salomon Brothers Global Bond Fund,
     JNL/Salomon Brothers High Yield Bond Fund, and JNL/Salomon Brothers U.S. Government & Quality Bond Fund
     are: $3,507; $714; $169; $509; $149; $171; $4,630; $2,194; $39,860; $205; $91; $11,077; $2,578 and $13,142, respectively.
(f)  All or a portion of the security pledged as collateral for an investment purchased on a when-issued basis.
(g)  Variable rate security.  Rate stated is in effect as of December 31, 2003.
(h)  Coupon payment periodically increases over the life of the security.  Rate is in effect as of December 31, 2003.
(i)  Security is in default.
(j)  Convertible security.
(k)  Zero coupon security.  Rate stated is the effective yield as of December 31, 2003.
(l)  All or portion of the security pledged to cover margin requirements on open futures contracts.

Currency Abbreviations:

AUD - Australian Dollar                           JPY - Japanese Yen
CHF - Swiss Franc                                 KRW - Korean Won
DKK - Danish Krone                                MXN - Mexican Peso
EUR - European Currency Unit (Euro)               SEK - Swedish Krona
GBP - British Pound                               SGD - Singapore Dollar
HKD - Hong Kong Dollar                            USD - United States Dollar
INR - Indian Rupee


Schedule of Options Written:
---------------------------------------------------------------------------------------------------------------------------
                                                  EXPIRATION DATE     EXERCISE PRICE                CONTRACTS MARKET VALUE (000'S)
JNL/AIM Small Cap Growth Fund
Nvidia Corp. Call Option                           01/17/04              $ 22.50                       16       $    (2)
Pixar Inc. Call Option                             01/17/04                75.00                        4             -
Red Hat Call Option                                01/17/04                20.00                        9            (1)
Sandisk Corp. Call Option                          01/17/04                65.00                        3             -
Sandisk Corp. Call Option                          01/17/04                75.00                       19             -
                                                                                                              -------------
                                                                                                                 $   (3)
                                                                                                              =============

JNL/PIMCO Total Return Bond Fund
U.S. 10-Year Treasury Note Future Call Option      02/21/04               $ 113.00                       39      $  (46)
U.S. 10-Year Treasury Note Future Put Option       02/21/04                 108.00                       24          (8)
Call Swaption, 3 month LIBOR versus 3.25% fixed    03/03/04                   n/a                        28          (5)
Call Swaption, 3 month LIBOR versus 4.00% fixed    03/03/04                   n/a                        14          (1)
Call Swaption, 3 month LIBOR versus 4.00% fixed    03/03/04                   n/a                        14          (1)
Eurodollar Future Call Option                      03/18/04                  98.50                        2          (1)
Eurodollar Future Put Option                       03/18/04                  97.25                        1           -
Eurodollar Future Put Option                       03/31/04                  97.75                       12           -
Eurodollar Future Put Option                       06/14/04                  98.00                       70          (7)
Call Swaption, 3 month LIBOR versus 6.00% fixed    10/19/04                   n/a                         2         (17)
Put Swaption, 3 month LIBOR versus 6.00% fixed     10/19/04                   n/a                         2          (2)
Call Swaption, 3 month LIBOR versus 5.20% fixed    11/02/04                   n/a                         9         (44)
Put Swaption, 3 month LIBOR versus 6.70% fixed     11/02/04                   n/a                         9          (4)
Call Swaption, 3 month LIBOR versus 5.50% fixed    01/07/05                   n/a                         6         (35)
Put Swaption, 3 month LIBOR versus 7.00% fixed     01/07/05                   n/a                         6          (3)
                                                                                                              -------------
                                                                                                                 $ (174)
                                                                                                              =============

JNL Series Trust
Notes to the Schedule of Investments (in thousands)
December 31, 2003

Summary of Open Currency Contracts:
--------------------------------------------------------------------------------------------------------------------------------

   CURRENCY    SETTLEMENT   NOTIONAL    CURRENCY      UNREALIZED     CURRENCY    SETTLEMENT   NOTIONAL    CURRENCY    UNREALIZED
PURCHASED/SOLD    DATE       AMOUNT      VALUE      GAIN/(LOSS)    PURCHASED/SOLD   DATE       AMOUNT      VALUE      GAIN/(LOSS)

JNL/JPMorgan International Value Fund                              JNL/Oppenheimer Global Growth Fund
   AUD/USD      02/23/04     1,026 AUD      $ 768        $ 42         BRL/USD     01/02/04       122 BRL       $ 42         $ -
   CHF/USD      02/23/04     1,028 CHF        833          25         CAD/USD     01/02/07       194 CAD        150          (1)
   DKK/USD      02/23/04       208 DKK         35           3         CHF/USD     01/06/04       143 CHF        116           -
   EUR/JPY      02/23/04       120 EUR        151           4         EUR/USD     01/05/04       525 EUR        662          (2)
   EUR/USD      02/23/04     3,077 EUR      3,875         156         EUR/USD     01/06/04       176 EUR        222          (1)
   GBP/USD      02/23/04       130 GBP        232           -         EUR/USD     01/07/04        24 EUR         30           -
   GBP/USD      02/23/04     2,120 GBP      3,780         221         GBP/USD     01/05/04       322 GBP        576           1
   HKD/USD      02/23/04     1,684 HKD        217           -         MXN/USD     01/02/04       604 MXN         54           -
   JPY/EUR      02/23/04     (380) JPY       (478)        (14)        NOK/USD     01/06/04       278 NOK         42           -
   JPY/USD      02/23/04    52,395 JPY        490           -         SEK/USD     01/07/04       101 SEK        101           -
                                                                                                         -----------  ----------
   JPY/USD      02/23/04   404,544 JPY      3,782          45                                               $ 1,995        $ (3)
                                                                                                         ===========  ==========
   SEK/USD      02/23/04     4,337 SEK        602          45
   USD/CHF      02/23/04      (428)CHF       (347)        (21)
   USD/EUR      02/23/04      (100)EUR       (126)          -      JNL/PIMCO Total Return Bond Fund
   USD/EUR      02/23/04    (2,873)EUR     (3,618)       (196)        JPY/USD     01/15/04    70,765 JPY   $ 661         $ 4
   USD/GBP      02/23/04    (1,083)GBP     (1,931)        (88)        USD/EUR     01/07/04      (854)EUR  (1,077)        (48)
                                                                                                         -----------  ----------
   USD/JPY      02/23/04  (298,522)JPY     (2,791)        (29)                                            $ (416)      $ (44)
                                                                                                         ===========  ==========
   USD/SEK      02/23/04    (1,395)SEK       (194)         (9)
   USD/SGD      02/23/04      (716)SGD       (422)         (7)
                                       -----------  ----------
                                          $ 4,858       $ 177      JNL/Putnam International Equity Fund
                                       ===========  ==========
                                                                      AUD/USD     03/17/04     1,884 AUD    $ 1,407        $ 69
                                                                      CHF/USD     01/15/04       132 CHF        106           1
JNL/Janus Global Equities Fund                                        EUR/USD     01/02/04       227 EUR        286           3
   EUR/USD      01/02/04       125 EUR      $ 158         $ 3         EUR/USD     01/06/04         2 EUR          2           -
   EUR/USD      01/07/04         6 EUR          8           -         EUR/USD     03/17/04     1,154 EUR      1,452          36
   USD/GBP      01/02/04        (5)GBP         (8)          -         GBP/USD     03/17/04       780 GBP      1,388          74
   USD/GBP      01/05/04       (98)GBP       (175)         (1)        SGD/USD     01/02/04         3 SGD          2           -
   USD/HKD      01/05/04    (2,001)HKD       (258)          -         USD/CHF     03/17/04    (2,338)CHF     (1,895)        (37)
   USD/JPY      01/07/04    (2,312)JPY        (22)          -         USD/EUR     01/05/04       (86)EUR       (108)         (1)
                                       -----------  ----------
                                           $ (297)        $ 2         USD/EUR     01/07/04        (1) EUR        (1)          -
                                       ===========  ==========
                                                                      USD/EUR     03/17/04    (1,154) EUR    (1,452)        (69)
                                                                      USD/GBP     01/05/04       (33) GBP       (59)          -
JNL/Janus Growth & Income Fund                                        USD/GBP     01/06/04       (20) GBP       (36)          -
   CHF/USD      04/16/04        15 CHF       $ 12         $ 2         USD/SEK     01/05/04      (910) SEK      (127)         (1)
   EUR/USD      03/26/04        25 EUR         31           1         USD/SGD     01/05/04        (6) SGD        (4)          -
   USD/CHF      03/26/04      (100)CHF   (81)         (7)             ZAR/USD     01/08/04        18 ZAR          3           -
                                                                                                         -----------  ----------
   USD/CHF      04/16/04       (50)CHF   (40)         (3)                                                     $ 964        $ 75
                                                                                                         ===========  ==========
   USD/EUR      03/26/04      (140)EUR  (176)        (16)
                                       -----------  ----------
                                           $ (254)      $ (23)
                                       ===========  ==========
                                                                   JNL/Salomon Brothers Global Bond Fund
                                                                      EUR/USD     02/25/04     5,620 EUR    $ 7,077       $ 337
JNL/Mellon Capital Management International Index Fund                USD/EUR     02/25/04   (17,069)EU     (21,494)       (970)
                                                                                                         -----------  ----------
   EUR/USD      03/18/04        28 EUR       $ 35         $ -                                              $(14,417)     $ (633)
                                                                                                         ===========  ==========
   EUR/USD      03/18/04     2,162 EUR      2,721          50
   GBP/USD      03/18/04        45 GBP         80           -
   GBP/USD      03/18/04     1,213 GBP      2,159          38      JNL/T. Rowe Price Established Growth Fund
   JPY/USD      03/18/04   189,838 JPY      1,776           6         GBP/USD     01/02/04       142 GBP      $ 254         $ 2
                                                                                                         ===========  ==========
   JPY/USD      03/18/04    10,200 JPY         95           -
                                       -----------  ----------
                                          $ 6,866        $ 94
                                       ===========  ==========


JNL SERIES TRUST
NOTES TO THE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

SUMMARY OF INVESTMENTS BY COUNTRY:
------------------------------------------------------------------------------------------------------------------------------
                                                                       JNL/Janus      JNL/Mellon Capital          JNL/
               JNL/JPMorgan       JNL/Janus          JNL/Janus          Growth &          Management          PPM America
             International        Balanced             Global            Income          International         High Yield
               Value Fund           Fund           Equities Fund          Fund            Index Fund           Bond Fund
------------------------------------------------------------------------------------------------------------------------------

Argentina                      - %                   - %              - %              - %                      - %             - %
Australia                     1.4                      -                -                -                      4.7               -
Austria                         -                      -                -                -                      0.2               -
Bahamas                         -                      -                -                -                        -               -
Belgium                         -                      -                -                -                      1.0               -
Bermuda                         -                      -                -                -                        -               -
Brazil                        2.5                      -             1.8                 -                        -               -
Bulgaria                        -                      -                -                -                        -               -
Canada                          -                    1.5             1.5               4.0                        -             7.1
Cayman Islands                  -                      -                -                -                        -               -
Chile                           -                      -                -                -                        -             0.4
China                         0.1                      -             0.6                 -                        -               -
Colombia                        -                      -                -                -                        -               -
Denmark                         -                      -                -                -                      0.7               -
Ecuador                         -                      -                -                -                        -               -
Finland                         -                    0.4             0.7               1.2                      1.5               -
France                      10.2                     1.8             6.5               0.6                      9.0             0.7
Germany                       5.6                    0.3             1.2               0.9                      6.6               -
Greece                        0.1                      -                -                -                      0.4               -
Hong Kong                     1.0                      -             2.3                 -                      1.5               -
India                         1.8                      -             4.6                 -                        -               -
Ireland                       1.6                      -             0.4                 -                      0.7               -
Israel                          -                      -             1.0                 -                        -               -
Italy                         2.6                      -             1.3                 -                      3.6               -
Japan                       14.4                       -            16.8                 -                    19.8                -
Liberia                         -                      -                -                -                        -             0.8
Luxembourg                      -                    1.3                -                -                      0.1             2.1
Malaysia                        -                      -                -                -                        -               -
Mexico                        1.0                      -             1.6                 -                        -               -
Morocco                         -                      -                -                -                        -               -
Netherlands                   8.3                    0.2             1.0                 -                      4.8               -
New Zealand                     -                      -                -                -                      0.2               -
Norway                          -                      -                -                -                      0.5               -
Panama                          -                      -                -                -                        -               -
Peru                            -                      -                -                -                        -               -
Philippines                     -                      -                -                -                        -               -
Portugal                        -                      -                -                -                      0.3               -
Russia                        0.8                      -             2.8                 -                        -               -
Singapore                     2.4                      -             1.0                 -                      0.7               -
South Africa                    -                      -                -                -                        -               -
South Korea                   1.4                    1.0             5.9               1.1                        -               -
Spain                         2.2                      -                -                -                      3.4               -
Sweden                        0.8                      -             1.1                 -                      2.1               -
Switzerland                   5.4                    1.9             8.1               2.7                      6.9               -
Taiwan                          -                      -             3.6                 -                        -               -
Thailand                      1.1                      -             0.3                 -                        -               -
Turkey                          -                      -                -                -                        -               -
United Kingdom              15.6                     2.1             9.4               0.3                    23.9                -
United States               19.7                   89.5             26.5             89.2                       7.4           88.9
Venezuela                       -                      -                -                -                        -               -
             -----------------------------------------------------------------------------------------------------------------------

TOTAL
INVESTMENTS                100.0%            100.0%              100.0%            100.0%             100.0%               100.0%
             =======================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                     JNL/Salomon         JNL/Salomon           JNL/
                  JNL/Putnam           Brothers           Brothers         T.Rowe Price          JNL/
                 International        Global Bond         High Yield        Established       T.Rowe Price
                 Equity Fund             Fund             Bond Fund        Growth Fund        Value Fund
------------------------------------------------------------------------------------------------------------------------------------

Argentina                  - %             10.0 %                  - %             - %                  - %
Australia                2.0                0.2                    -               -                 0.5
Austria                    -                  -                    -               -                    -
Bahamas                    -                0.1                  0.6               -                    -
Belgium                  0.5                  -                    -               -                    -
Bermuda                  0.3                  -                    -             0.7                    -
Brazil                   1.8                2.2                    -               -                 2.5
Bulgaria                   -                0.3                    -               -                    -
Canada                   2.3                0.9                  4.6               -                 2.3
Cayman Islands             -                  -                  1.1               -                    -
Chile                                                              -               -                    -
China                    0.3                  -                    -             0.2                    -
Colombia                   -                0.5                    -               -                    -
Denmark                  0.7                  -                    -               -                    -
Ecuador                    -                0.3                    -               -                    -
Finland                  1.5                  -                    -               -                    -
France                 11.2                 2.0                  0.3             0.8                 8.8
Germany                  5.1                3.6                    -               -                 2.9
Greece                     -                  -                    -               -                    -
Hong Kong                0.1                  -                    -               -                 1.7
India                      -                  -                    -               -                 3.4
Ireland                  1.8                  -                    -               -                    -
Israel                     -                  -                    -               -                 0.4
Italy                    2.9                0.3                    -               -                 0.4
Japan                  17.1                   -                    -             0.1                 8.1
Liberia                    -                  -                    -               -                    -
Luxembourg                 -                  -                    -               -                    -
Malaysia                   -                0.2                    -               -                    -
Mexico                   0.9                2.1                    -             0.5                 1.4
Morocco                    -                0.2                    -               -                    -
Netherlands              2.1                  -                  0.2               -                 3.1
New Zealand                -                  -                    -               -                    -
Norway                   0.1                  -                    -               -                 0.8
Panama                     -                0.3                    -               -                    -
Peru                       -                0.2                    -               -                    -
Philippines                -                0.5                    -               -                    -
Portugal                 0.2                  -                    -               -                    -
Russia                   0.4                2.0                    -               -                    -
Singapore                1.6                  -                    -               -                 0.6
South Africa               -                  -                  0.6
South Korea              5.1                  -                    -             0.6                 1.4
Spain                    2.0                  -                    -             0.3                 0.4
Sweden                   1.6                  -                    -               -                 1.8
Switzerland            13.1                   -                    -             1.5                 2.0
Taiwan                   1.0                  -                    -               -                    -
Thailand                   -                  -                    -               -                    -
Turkey                     -                0.6                    -               -                    -
United Kingdom         21.6                 0.8                  2.2             4.8                10.5
United States            2.7               82.3                 90.4            90.5                 47.0
Venezuela                  -                0.3                    -               -                    -
             -----------------------------------------------------------------------------------------------------------------------

TOTAL
INVESTMENTS           100.0%              100.0%             100.0%             100.0%            100.0%
             =======================================================================================================================


JNL SERIES TRUST
NOTES TO THE SCHEDULE OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 2003

SUMMARY OF SWAP AGREEMENTS :
-----------------------------------------------------------------------------------------------------------------
                                                                                           UNREALIZED
                                                                                           APPRECIATION/
                                                              NOTIONAL AMOUNT             (DEPRECIATION)
JNL/PIMCO Total Return Bond Fund
Goldman Sachs Capital Markets, L.P.
    Receive fixed rate equal to 4.00% and pay floating rate
      based on 3 month LIBOR, 06/16/09                         $     22,200               $        89
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/17                                     400                        (3)
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/17                                900                        15
JPMorgan Chase Bank
    Receive fixed rate equal to 4.00% and pay floating rate
      based on 6 month EURIBOR, 12/21/07                              6,500                       (15)
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/17                                     100                        (1)
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/17                                100                         2
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/32                                     300                         1
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/32                                600                         7
Merrill Lynch Capital Services, Inc.
    Receive fixed rate equal to 4.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/07                              5,700                         3
Morgan Stanley Capital Services Inc.
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 1.07%, 06/02/12                                 60,000                         14
UBS Warburg AG
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/17                                     100                        (1)
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/32                                     200                        (1)
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/32                                300                         2
                                                                                           -----------
                                                                                                $ 112
                                                                                           ===========



SUMMARY OF SECURITIES SOLD SHORT :
-----------------------------------------------------------------------------------------------------------------

                                                              PAR                            MARKET
                                                             AMOUNT                          VALUE
JNL/PIMCO Total Return Bond Fund

    Federal National Mortgage Association, 6.00%, TBA    $            1,000              $     (1,048)
    U.S. Treasury Bond, 6.25%, 08/15/23                                 900                    (1,026)
    U.S. Treasury Bond, 5.375%, 02/15/31                              1,700                    (1,773)
                                                                                           -----------
      Total (proceeds $3,797)                                                                $ (3,847)
                                                                                           ===========


JNL SERIES TRUST
NOTES TO THE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

SUMMARY OF WRITTEN CALL OPTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (IN THOUSANDS EXCEPT CONTRACTS):
---------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF CONTRACTS                  PREMIUMS
JNL/AIM Premier Equity II Fund
Options outstanding at December 31, 2002                                      -                                  $ -
    Options written during the period                                        13                                    2
    Options closed during the period                                         (4)                                  (1)
    Options exercised during the period                                      (4)                                   -
    Options expired during the period                                        (5)                                  (1)
                                                                    ------------                         ------------
Options outstanding at December 31, 2003                                      -                                  $ -
                                                                    ============                         ============

JNL/AIM Small Cap Growth Fund
Options outstanding at December 31, 2002                                      -                                  $ -
    Options written during the period                                       239                                   31
    Options closed during the period                                        (30)                                  (5)
    Options exercised during the period                                     (75)                                  (9)
    Options expired during the period                                       (83)                                 (10)
                                                                    ------------                         ------------
Options outstanding at December 31, 2003                                     51                                  $ 7
                                                                    ============                         ============

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2002                                    348                                $ 303
    Options written during the period                                     1,321                                  940
    Options closed during the period                                       (121)                                (103)
    Options exercised during the period                                    (148)                                (104)
    Options expired during the period                                    (1,162)                                (729)
                                                                    ------------                         ------------
Options outstanding at December 31, 2003                                    238                                $ 307
                                                                    ============                         ============

JNL/Putnam Midcap Growth Fund
Options outstanding at December 31, 2002                                      -                                  $ -
    Options written during the period                                     8,619                                    4
    Options closed during the period                                          -                                    -
    Options exercised during the period                                  (2,236)                                  (1)
    Options expired during the period                                    (6,383)                                  (3)
                                                                    ------------                         ------------
Options outstanding at December 31, 2003                                      -                                  $ -
                                                                    ============                         ============

JNL/Putnam Value Equity Fund
Options outstanding at December 31, 2002                                      -                                  $ -
    Options written during the period                                   226,114                                   57
    Options closed during the period                                   (119,465)                                 (29)
    Options exercised during the period                                 (99,741)                                 (24)
    Options expired during the period                                    (6,908)                                  (4)
                                                                    ------------                         ------------
Options outstanding at December 31, 2003                                      -                                  $ -
                                                                    ============                         ============

JNL SERIES TRUST
NOTES TO THE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

SCHEDULE OF FUTURES CONTRACTS (IN THOUSANDS EXCEPT CONTRACTS):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                     CONTRACTS                  UNREALIZED
                                    LONG/   NOTIONAL          APPRECIATION/
                                     (SHORT) AMOUNT           (DEPRECIATION)
JNL/AIM Premier Equity II Fund
S&P 500 E-Mini Future
   Expiration March 2004               10                                $ 25
                                                             =================
                                                             =================

JNL/AIM Small Cap Growth Fund
Russell 2000 Index Future
   Expiration March 2004                2                                $ 11
                                                             =================
                                                             =================

JNL/Curian Enhanced S&P 500 Stock Index Fund
S&P 500 Index Future
   Expiration March 2004               10                                $ 68
                                                             =================
                                                             =================

JNL/Curian S&P 400 MidCap Index Fund
S&P MidCap 400 Future
   Expiration March 2004                5                                $ (2)
                                                             =================
                                                             =================

JNL/Curian S&P 500 Index Fund
S&P 500 Future
   Expiration March 2004                9                                $ 24
                                                             =================
                                                             =================

JNL/Curian Small Cap Index Fund
Russell 2000 Index Future
   Expiration March 2004               12                                $ 34
Russell 2000 Mini Index Future
   Expiration March 2004               15                                  35
                                                             -----------------
                                                             -----------------
                                                                         $ 69
                                                             =================
                                                             =================

JNL/JPMorgan International Value Fund
Dow Jones Euro Stoxx 50 Future
   Expiration March 2004               59                                $ 30
FTSE 100 Index Future
   Expiration March 2004               25                                  47
Topix Japanese Yen Future
   Expiration March 2004               11                                  29
                                                             -----------------
                                                             -----------------
                                                                        $ 106
                                                             =================
                                                             =================

JNL/Mellon Capital Management Bond Index Fund
U.S. Treasury Note Future, 2-Year, 6.00%,
   Expiration March 2004                           $800                   $ 3
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration March 2004                            100                     -
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration March 2004                           (400)                    1


U.S. Treasury Bond Future, 20-Year, 6.00%,


   Expiration March 2004                            400                     -
                                                             -----------------
                                                             -----------------
                                                                          $ 4
                                                             =================
                                                             =================

JNL/Mellon Capital Management International Index Fund
Dow Jones Euro Stoxx 50 Future
   Expiration March 2004               73                                $ 43


FTSE 100 Index Future


   Expiration March 2004               29                                  31
MSCI Pan Euro Index Future
   Expiration March 2004               22                                   6
Topix Japanese Yen Future
   Expiration March 2004               22                                  93
                                                             -----------------
                                                             -----------------
                                                                        $ 173
                                                             =================
                                                             =================




                                       CONTRACTS                   UNREALIZED
                                       LONG/   NOTIONAL          APPRECIATION/
                                       (SHORT)  AMOUNT           (Depreciation)
    JNL/PIMCO Total Return Fund
    Euribor Interest Rate Future
       Expiration December 2004                      59,000 EUR             $ 66


    Euribor Interest Rate Future
       Expiration March 2005                         33,000 EUR               29
    Euribor Interest Rate Future
       Expiration June 2005                           7,000 EUR                2


    Euribor Interest Rate Future
       Expiration September 2005                      7,000 EUR                1
    Euribor Interest Rate Future
       Expiration December 2005                       7,000 EUR                1


    Euro BOBL Future, 5-Year, 6.00%,
       Expiration March 2004                         57,000 EUR                7
    Eurodollar Future
       Expiration June 2004                           1,000 EUR                2


    Eurodollar Future
       Expiration September 2004                     34,000 EUR               57
    Eurodollar Future
       Expiration December 2004                      35,000 EUR               32


    Eurodollar Future
       Expiration March 2005                         24,000 EUR               19
    Eurodollar Future
       Expiration June 2005                          22,000 EUR               15
    Eurodollar Future
       Expiration September 2005                      5,000 EUR                -


    Eurodollar Future


       Expiration December 2005                       6,000 EUR                -
    Eurodollar Future
       Expiration March 2008                          4,000 EUR               (1)
    Eurodollar Future
       Expiration June 2008                           4,000 EUR               (1)
    Eurodollar Future
       Expiration September 2008                      4,000 EUR               (2)
    Eurodollar Future


       Expiration December 2008                       4,000 EUR               (1)


    Eurodollar Future Option
       Expiration March 2004                        (13,000)EUR               10
    Eurodollar Future Option
       Expiration December 2004                     (12,000)EUR                5
    U.S. Treasury Note Future, 5-Year, 6.00%,
       Expiration September 2004                        171 USD               65
    U.S. Treasury Note Future, 10-Year, 6.00%,
       Expiration March 2004                            568 USD              777
                                                                -----------------
                                                                -----------------
                                                                         $ 1,083
                                                                =================
                                                                =================



    JNL/Salomon Brothers Global Bond Fund


    U.S. Treasury Note Future, 5-Year, 6.00%,
       Expiration March 2004                         (2,500)               $ (32)
    U.S. Treasury Note Future, 10-Year, 6.00%,
       Expiration March 2004                         (7,000)                (102)
                                                                -----------------
                                                                -----------------
                                                                          $ (134)
                                                                =================
                                                                =================

    JNL/Salomon Brothers U.S. Government & Quality Bond Fund
    U.S. Treasury Note Future, 5-Year, 6.00%,
       Expiration March 2004                        (10,300)              $ (130)
    U.S. Treasury Note Future, 10-Year, 6.00%,


       Expiration March 2004                         (3,700)                 (54)


    U.S. Treasury Bond Future, 20-Year, 6.00%,
       Expiration March 2004                         27,200                  468
                                                                -----------------
                                                                -----------------
                                                                           $ 284
                                                                =================

JNL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2003


                                                     JNL/AIM          JNL/AIM           JNL/AIM         JNL/Alger
                                                    Large Cap     Premier Equity II    Small Cap          Growth
ASSETS                                             Growth Fund         Fund           Growth Fund          Fund
                                                  --------------  ----------------  ---------------- -----------------

Investments, at cost                                   $ 33,297          $ 21,509          $ 37,828         $ 205,610
                                                  ==============  ================  ================ =================
Investments, at value (a)                              $ 37,470          $ 24,131          $ 44,456         $ 244,564
Cash                                                          -                 -                 1                 -
Foreign currency (c)                                          -                 -                 -                 -
Receivables:
   Dividends and interest                                     6                16                 6               244
   Forward currency contracts                                 -                 -                 -                 -
   Foreign taxes recoverable                                  -                 -                 -                 -
   Fund shares sold                                         495                28               587               203
   Investment securities sold                                 -                 -                42                 -
   Variation margin                                           -                 1                 -                 -
Collateral for securities loaned                          2,371             1,015             3,500            38,196
                                                  --------------  ----------------  ---------------- -----------------
TOTAL ASSETS                                             40,342            25,191            48,592           283,207
                                                  --------------  ----------------  ---------------- -----------------

LIABILITIES
Cash overdraft                                                -                 -                 -                 -
Payables:
   Administrative fees                                        3                 2                 4                20
   Advisory fees                                             25                16                33               173
   Investment securities purchased                        1,491               365             1,064                 -
   Income payable                                             -                 -                 -                 -
   Forward currency contracts                                 -                 -                 -                 -
   Fund shares redeemed                                      28                14                37               129
   12b-1 service fee (Class A)                                3                 2                 4                22
   Variation margin                                           -                 -                 7                 -
Investment securities sold short, at value                    -                 -                 -                 -
Options written, at value (b)                                 -                 -                 3                 -
Return of collateral for securities loaned                2,371             1,015             3,500            38,196
                                                  --------------  ----------------  ---------------- -----------------
TOTAL LIABILITIES                                         3,921             1,414             4,652            38,540
                                                  --------------  ----------------  ---------------- -----------------
NET ASSETS                                             $ 36,421          $ 23,777          $ 43,940         $ 244,667
                                                  ==============  ================  ================ =================

NET ASSETS CONSIST OF:
Paid-in capital                                        $ 33,473          $ 23,933          $ 39,577         $ 342,260
Undistributed (accumulated) net
   investment income (loss)                                   -                 8                 -                 -
Accumulated net realized gain (loss)                     (1,225)           (2,811)           (2,280)         (136,547)
Net unrealized appreciation (depreciation)                4,173             2,647             6,643            38,954
                                                  --------------  ----------------  ---------------- -----------------
                                                       $ 36,421          $ 23,777          $ 43,940         $ 244,667
                                                  ==============  ================  ================ =================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                            3,433             2,455             3,764            16,575
                                                  ==============  ================  ================ =================
NET ASSET VALUE PER SHARE                               $ 10.61            $ 9.69           $ 11.67           $ 14.76
                                                  ==============  ================  ================ =================

(a)   Including securities on loan of:                  $ 2,280             $ 982           $ 3,349          $ 36,876
(b)   Premiums from options written                           -                 -                 7                 -
(c)   Foreign currency cost                                   -                 -                 -                 -






                                                                       JNL/Curian
                                                     JNL/Alliance       Enhanced         JNL/Curian        JNL/Curian
                                                    Capital Growth    S&P 500 Stock    S&P 400 MidCap    S&P 500 Index
ASSETS                                                   Fund          Index Fund        Index Fund           Fund
                                                    ---------------  ----------------  ----------------  ---------------

Investments, at cost                                     $ 123,031          $ 82,312          $ 70,315        $ 170,197
                                                    ===============  ================  ================  ===============
Investments, at value (a)                                $ 130,595          $ 88,762          $ 80,842        $ 189,681
Cash                                                             -                10                13               18
Foreign currency (c)                                             -                 -                 -                -
Receivables:
   Dividends and interest                                       85               126                55              277
   Forward currency contracts                                    -                 -                 -                -
   Foreign taxes recoverable                                     -                 -                 -                -
   Fund shares sold                                            153               275               407              754
   Investment securities sold                                1,176                 -                 -                -
   Variation margin                                              -                 7                 -                6
Collateral for securities loaned                               165                 -                 -                -
                                                    ---------------  ----------------  ----------------  ---------------
TOTAL ASSETS                                               132,174            89,180            81,317          190,736
                                                    ---------------  ----------------  ----------------  ---------------

LIABILITIES
Cash overdraft                                                   -                 -                 -                -
Payables:
   Administrative fees                                          11                 7                 7               15
   Advisory fees                                                69                46                25               58
   Investment securities purchased                           3,299                 -                 -                -
   Income payable                                                -                 -                 -                -
   Forward currency contracts                                    -                 -                 -                -
   Fund shares redeemed                                        101                51               195              308
   12b-1 service fee (Class A)                                  11                 8                 7               17
   Variation margin                                              -                 -                 6                -
Investment securities sold short, at value                       -                 -                 -                -
Options written, at value (b)                                    -                 -                 -                -
Return of collateral for securities loaned                     165                 -                 -                -
                                                    ---------------  ----------------  ----------------  ---------------
TOTAL LIABILITIES                                            3,656               112               240              398
                                                    ---------------  ----------------  ----------------  ---------------
NET ASSETS                                               $ 128,518          $ 89,068          $ 81,077        $ 190,338
                                                    ===============  ================  ================  ===============

NET ASSETS CONSIST OF:
Paid-in capital                                          $ 190,123          $ 87,841          $ 70,979        $ 170,609
Undistributed (accumulated) net
   investment income (loss)                                    110               486                12                5
Accumulated net realized gain (loss)                       (69,279)           (5,777)             (439)             216
Net unrealized appreciation (depreciation)                   7,564             6,518            10,525           19,508
                                                    ---------------  ----------------  ----------------  ---------------
                                                         $ 128,518          $ 89,068          $ 81,077        $ 190,338
                                                    ===============  ================  ================  ===============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                              12,955            11,234             7,068           19,353
                                                    ===============  ================  ================  ===============
NET ASSET VALUE PER SHARE                                   $ 9.92            $ 7.93           $ 11.47           $ 9.84
                                                    ===============  ================  ================  ===============

(a)   Including securities on loan of:                       $ 160               $ -               $ -              $ -
(b)   Premiums from options written                              -                 -                 -                -
(c)   Foreign currency cost                                      -                 -                 -                -







                                                         JNL/Curian         JNL/Eagle
                                                         Small Cap         Core Equity
ASSETS                                                   Index Fund           Fund
                                                      -----------------  ----------------

Investments, at cost                                          $ 65,334         $ 214,645
                                                      =================  ================
Investments, at value (a)                                     $ 75,737         $ 245,249
Cash                                                                 8                 -
Foreign currency (c)                                                 -                 -
Receivables:
   Dividends and interest                                           70               268
   Forward currency contracts                                        -                 -
   Foreign taxes recoverable                                         -                 -
   Fund shares sold                                                467               344
   Investment securities sold                                        -             1,470
   Variation margin                                                  -                 -
Collateral for securities loaned                                     -             7,605
                                                      -----------------  ----------------
TOTAL ASSETS                                                    76,282           254,936
                                                      -----------------  ----------------

LIABILITIES
Cash overdraft                                                       -                 -
Payables:
   Administrative fees                                               6                20
   Advisory fees                                                    23               149
   Investment securities purchased                                   -             1,125
   Income payable                                                    -                 -
   Forward currency contracts                                        -                 -
   Fund shares redeemed                                             67               102
   12b-1 service fee (Class A)                                       7                22
   Variation margin                                                 49                 -
Investment securities sold short, at value                           -                 -
Options written, at value (b)                                        -                 -
Return of collateral for securities loaned                           -             7,605
                                                      -----------------  ----------------
TOTAL LIABILITIES                                                  152             9,023
                                                      -----------------  ----------------
NET ASSETS                                                    $ 76,130         $ 245,913
                                                      =================  ================

NET ASSETS CONSIST OF:
Paid-in capital                                               $ 65,446         $ 262,415
Undistributed (accumulated) net
   investment income (loss)                                         27                61
Accumulated net realized gain (loss)                               185           (47,167)
Net unrealized appreciation (depreciation)                      10,472            30,604
                                                      -----------------  ----------------
                                                              $ 76,130         $ 245,913
                                                      =================  ================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                                   6,646            17,352
                                                      =================  ================
NET ASSET VALUE PER SHARE                                      $ 11.46           $ 14.17
                                                      =================  ================

(a)   Including securities on loan of:                             $ -           $ 7,288
(b)   Premiums from options written                                  -                 -
(c)   Foreign currency cost                                          -                 -


JNL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2003



                                                           JNL/Eagle         JNL/Janus         JNL/Janus         JNL/Janus
                                                            SmallCap        Aggressive         Balanced           Capital
ASSETS                                                    Equity Fund       Growth Fund          Fund           Growth Fund
                                                        ----------------- ----------------  ---------------- ------------------

Investments, at cost                                            $ 86,064        $ 206,310         $ 103,414          $ 131,768
                                                        ================= ================  ================ ==================
Investments, at value (a)                                      $ 111,135        $ 258,434         $ 113,356          $ 158,346
Cash                                                                   -                -                 -                  -
Foreign currency (c)                                                   -                -                 -                  -
Receivables:
   Dividends and interest                                             61               92               745                 93
   Forward currency contracts                                          -                -                 -                  -
   Foreign taxes recoverable                                           -                -                 3                  -
   Fund shares sold                                                  189               47               363                 18
   Investment securities sold                                        301                -               136                  -
   Variation margin                                                    -                -                 -                  -
Collateral for securities loaned                                   3,687           18,818            25,512             11,071
                                                        ----------------- ----------------  ---------------- ------------------
TOTAL ASSETS                                                     115,373          277,391           140,115            169,528
                                                        ----------------- ----------------  ---------------- ------------------
                                                         .
LIABILITIES
Cash overdraft                                                         -                -                 -                  -
Payables:
   Administrative fees                                                 9               21                 9                 13
   Advisory fees                                                      76              175                79                110
   Investment securities purchased                                 1,569                -                84                 71
   Income payable                                                      -                -                 -                  -
   Forward currency contracts                                          -                -                 -                  -
   Fund shares redeemed                                               50              502               159                236
   12b-1 service fee (Class A)                                        10               23                10                 14
   Variation margin                                                    -                -                 -                  -
Investment securities sold short, at value                             -                -                 -                  -
Options written, at value (b)                                          -                -                 -                  -
Return of collateral for securities loaned                         3,687           18,818            25,512             11,071
                                                        ----------------- ----------------  ---------------- ------------------
TOTAL LIABILITIES                                                  5,401           19,539            25,853             11,515
                                                        ----------------- ----------------  ---------------- ------------------
NET ASSETS                                                     $ 109,972        $ 257,852         $ 114,262          $ 158,013
                                                        ================= ================  ================ ==================

NET ASSETS CONSIST OF:
Paid-in capital                                                $ 104,873        $ 571,107         $ 116,856          $ 503,233
Undistributed (accumulated) net
   investment income (loss)                                            -                -                50                  -
Accumulated net realized gain (loss)                             (19,972)        (365,379)          (12,586)          (371,798)
Net unrealized appreciation (depreciation)                        25,071           52,124             9,942             26,578
                                                        ----------------- ----------------  ---------------- ------------------
                                                               $ 109,972        $ 257,852         $ 114,262          $ 158,013
                                                        ================= ================  ================ ==================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                                     6,540           14,606            12,332             11,898
                                                        ================= ================  ================ ==================
NET ASSET VALUE PER SHARE                                        $ 16.81          $ 17.65            $ 9.27            $ 13.28
                                                        ================= ================  ================ ==================

(a)   Including securities on loan of:                           $ 3,565         $ 18,214          $ 24,903           $ 10,760
(b)   Premiums from options written                                    -                -                 -                  -
(c)   Foreign currency cost                                            -                -                 -                  -




                                                       JNL/Janus          JNL/Janus          JNL/JPMorgan         JNL/Lazard
                                                    Global Equities       Growth &          International          Mid Cap
ASSETS                                                   Fund            Income Fund          Value Fund          Value Fund
                                                   ------------------ ------------------  -------------------  -----------------

Investments, at cost                                       $ 163,134           $ 13,259             $ 25,047          $ 125,642
                                                   ================== ==================  ===================  =================
Investments, at value (a)                                  $ 192,980           $ 15,297             $ 27,940          $ 144,187
Cash                                                              17                  -                  376                  -
Foreign currency (c)                                           1,964                  -                  395                  -
Receivables:
   Dividends and interest                                        261                 16                   23                 98
   Forward currency contracts                                      3                  3                  541                  -
   Foreign taxes recoverable                                      31                  1                    5                  -
   Fund shares sold                                               27                  1                  713                598
   Investment securities sold                                  2,569                256                    -                  -
   Variation margin                                                -                  -                    8                  -
Collateral for securities loaned                               8,422              1,029                1,501              6,172
                                                   ------------------ ------------------  -------------------  -----------------
TOTAL ASSETS                                                 206,274             16,603               31,502            151,055
                                                   ------------------ ------------------  -------------------  -----------------

LIABILITIES
Cash overdraft                                                     -                  -                    -                  -
Payables:
   Administrative fees                                            25                  1                    3                 12
   Advisory fees                                                 143                 11                   18                100
   Investment securities purchased                               178                 12                    -              1,842
   Income payable                                                  -                  -                    -                  -
   Forward currency contracts                                      1                 26                  364                  -
   Fund shares redeemed                                          199                  2                    4                118
   12b-1 service fee (Class A)                                    18                  2                    3                 13
   Variation margin                                                -                  -                    -                  -
Investment securities sold short, at value                         -                  -                    -                  -
Options written, at value (b)                                      -                  -                    -                  -
Return of collateral for securities loaned                     8,422              1,029                1,501              6,172
                                                   ------------------ ------------------  -------------------  -----------------
TOTAL LIABILITIES                                              8,986              1,083                1,893              8,257
                                                   ------------------ ------------------  -------------------  -----------------
NET ASSETS                                                 $ 197,288           $ 15,520             $ 29,609          $ 142,798
                                                   ================== ==================  ===================  =================

NET ASSETS CONSIST OF:
Paid-in capital                                            $ 352,752           $ 21,756             $ 29,287          $ 125,149
Undistributed (accumulated) net
   investment income (loss)                                      (16)                56                  (30)               119
Accumulated net realized gain (loss)                        (185,301)            (8,307)              (2,828)            (1,015)
Net unrealized appreciation (depreciation)                    29,853              2,015                3,180             18,545
                                                   ------------------ ------------------  -------------------  -----------------
                                                           $ 197,288           $ 15,520             $ 29,609          $ 142,798
                                                   ================== ==================  ===================  =================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                                11,321              2,199                3,871             10,854
                                                   ================== ==================  ===================  =================
NET ASSET VALUE PER SHARE                                    $ 17.43             $ 7.06               $ 7.65            $ 13.16
                                                   ================== ==================  ===================  =================

(a)   Including securities on loan of:                       $ 8,029              $ 990              $ 1,426            $ 6,010
(b)   Premiums from options written                                -                  -                    -                  -
(c)   Foreign currency cost                                    1,960                  -                  392                  -



                                                                                JNL/Mellon
                                                                                 Capital
                                                            JNL/Lazard          Management
                                                             Small Cap          Bond Index
ASSETS                                                      Value Fund             Fund
                                                         ------------------  -----------------

Investments, at cost                                             $ 132,144           $ 82,825
                                                         ==================  =================
Investments, at value (a)                                        $ 157,657           $ 83,448
Cash                                                                     -                  -
Foreign currency (c)                                                     -                  -
Receivables:
   Dividends and interest                                              149                782
   Forward currency contracts                                            -                  -
   Foreign taxes recoverable                                             1                  -
   Fund shares sold                                                    606                405
   Investment securities sold                                           42              3,190
   Variation margin                                                      -                  1
Collateral for securities loaned                                     7,270             24,738
                                                         ------------------  -----------------
TOTAL ASSETS                                                       165,725            112,564
                                                         ------------------  -----------------

LIABILITIES
Cash overdraft                                                           -                  -
Payables:
   Administrative fees                                                  13                  7
   Advisory fees                                                       115                 26
   Investment securities purchased                                   2,603              4,145
   Income payable                                                        -                  -
   Forward currency contracts                                            -                  -
   Fund shares redeemed                                                519                 92
   12b-1 service fee (Class A)                                          14                  8
   Variation margin                                                      -                  1
Investment securities sold short, at value                               -                  -
Options written, at value (b)                                            -                  -
Return of collateral for securities loaned                           7,270             24,738
                                                         ------------------  -----------------
TOTAL LIABILITIES                                                   10,534             29,017
                                                         ------------------  -----------------
NET ASSETS                                                       $ 155,191           $ 83,547
                                                         ==================  =================

NET ASSETS CONSIST OF:
Paid-in capital                                                  $ 132,307           $ 82,905
Undistributed (accumulated) net
   investment income (loss)                                            144                327
Accumulated net realized gain (loss)                                (2,773)              (312)
Net unrealized appreciation (depreciation)                          25,513                627
                                                         ------------------  -----------------
                                                                 $ 155,191           $ 83,547
                                                         ==================  =================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                                      11,896              7,976
                                                         ==================  =================
NET ASSET VALUE PER SHARE                                          $ 13.05            $ 10.47
                                                         ==================  =================

(a)   Including securities on loan of:                             $ 6,975           $ 24,258
(b)   Premiums from options written                                      -                  -
(c)   Foreign currency cost                                              -                  -

JNL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2003

                                                           JNL/Mellon
                                                             Capital              JNL/
                                                           Management         Oppenheimer           JNL/            JNL/PIMCO
                                                          International          Global          Oppenheimer      Total Return
ASSETS                                                     Index Fund         Growth Fund        Growth Fund        Bond Fund
                                                       -------------------- -----------------  ----------------  ----------------

Investments, at cost                                              $ 82,030          $ 89,450          $ 29,721         $ 313,008
                                                       ==================== =================  ================  ================
Investments, at value (a)                                         $ 96,665         $ 108,160          $ 33,292         $ 316,600
Cash                                                                    46                 -                 1                 -
Foreign currency (c)                                                   157                 1                 -               637
Receivables:
   Dividends and interest                                               90                78                15             1,300
   Forward currency contracts                                           94                 1                 -                 4
   Foreign taxes recoverable                                            21                11                 -                 -
   Fund shares sold                                                    189               982                45               477
   Investment securities sold                                            -               246                 -             3,859
   Variation margin                                                      8                 -                 -               122
Collateral for securities loaned                                     4,349             7,331             3,177            60,797
                                                       -------------------- -----------------  ----------------  ----------------
TOTAL ASSETS                                                       101,619           116,810            36,530           383,796
                                                       -------------------- -----------------  ----------------  ----------------

LIABILITIES
Cash overdraft                                                           -                 -                 -                 -
Payables:
   Administrative fees                                                  11                12                 3                26
   Advisory fees                                                        30                65                21               156
   Investment securities purchased                                       -             4,670               157             1,027
   Income payable                                                        -                 -                 -                 -
   Forward currency contracts                                            -                 4                 -                48
   Fund shares redeemed                                                 94                94               176               382
   12b-1 service fee (Class A)                                           9                 9                 3                29
   Swaps agreements, net                                                 -                 -                 -                 9
Investment securities sold short, at value (d)                           -                 -                 -             3,847
Options written, at value (b)                                            -                 -                 -               174
Return of collateral for securities loaned                           4,349             7,331             3,177            60,797
                                                       -------------------- -----------------  ----------------  ----------------
TOTAL LIABILITIES                                                    4,493            12,185             3,537            66,495
                                                       -------------------- -----------------  ----------------  ----------------
NET ASSETS                                                        $ 97,126         $ 104,625          $ 32,993         $ 317,301
                                                       ==================== =================  ================  ================

NET ASSETS CONSIST OF:
Paid-in capital                                                   $ 83,310          $ 97,210          $ 34,023         $ 303,620
Undistributed (accumulated) net
   investment income (loss)                                            115               260                 -             5,796
Accumulated net realized gain (loss)                                (1,205)          (11,542)           (4,601)            3,048
Net unrealized appreciation (depreciation)                          14,906            18,697             3,571             4,837
                                                       -------------------- -----------------  ----------------  ----------------
                                                                  $ 97,126         $ 104,625          $ 32,993         $ 317,301
                                                       ==================== =================  ================  ================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                                       8,479            10,338             3,985            26,983
                                                       ==================== =================  ================  ================
NET ASSET VALUE PER SHARE                                          $ 11.45           $ 10.12            $ 8.28           $ 11.76
                                                       ==================== =================  ================  ================

(a)   Including securities on loan of:                             $ 4,081           $ 6,653           $ 3,068          $ 59,638
(b)   Premiums from options written                                      -                 -                 -               307
(c)   Foreign currency cost                                            158                 1                 -               628
(d)   Proceeds from securities sold short                                -                 -                 -             3,797



                                                                               JNL/PPM              JNL/PPM
                                                            JNL/PPM            America              America           JNL/PPM
                                                            America           High Yield             Money            America
ASSETS                                                   Balanced Fund        Bond Fund           Market Fund        Value Fund
                                                        ----------------  -------------------  ------------------ -----------------

Investments, at cost                                          $ 264,698            $ 241,859           $ 185,653          $ 45,813
                                                        ================  ===================  ================== =================
Investments, at value (a)                                     $ 302,275            $ 260,776           $ 185,653          $ 55,359
Cash                                                                  -                   20                   -                 -
Foreign currency (c)                                                  -                    -                   -                 -
Receivables:
   Dividends and interest                                         1,486                5,103                   4                77
   Forward currency contracts                                         -                    -                   -                 -
   Foreign taxes recoverable                                          -                    -                   -                 -
   Fund shares sold                                                 502                  603                 841               115
   Investment securities sold                                         -                    -                   -                 -
   Variation margin                                                   -                    -                   -                 -
Collateral for securities loaned                                 39,165               62,165                   -             1,665
                                                        ----------------  -------------------  ------------------ -----------------
TOTAL ASSETS                                                    343,428              328,667             186,498            57,216
                                                        ----------------  -------------------  ------------------ -----------------

LIABILITIES
Cash overdraft                                                        -                    -                   -                 -
Payables:
   Administrative fees                                               25                   22                  16                 4
   Advisory fees                                                    146                  130                  67                27
   Investment securities purchased                                    -                    -                   -               891
   Income payable                                                     -                    -                  64                 -
   Forward currency contracts                                         -                    -                   -                 -
   Fund shares redeemed                                             172                  145               1,894                92
   12b-1 service fee (Class A)                                       28                   24                  17                 5
   Swaps agreements, net                                              -                    -                   -                 -
Investment securities sold short, at value (d)                        -                    -                   -                 -
Options written, at value (b)                                         -                    -                   -                 -
Return of collateral for securities loaned                       39,165               62,165                   -             1,665
                                                        ----------------  -------------------  ------------------ -----------------
TOTAL LIABILITIES                                                39,536               62,486               2,058             2,684
                                                        ----------------  -------------------  ------------------ -----------------
NET ASSETS                                                    $ 303,892            $ 266,181           $ 184,440          $ 54,532
                                                        ================  ===================  ================== =================

NET ASSETS CONSIST OF:
Paid-in capital                                               $ 266,732            $ 300,363           $ 184,440          $ 43,592
Undistributed (accumulated) net
   investment income (loss)                                         376                  184                   -               523
Accumulated net realized gain (loss)                               (793)             (53,283)                  -               871
Net unrealized appreciation (depreciation)                       37,577               18,917                   -             9,546
                                                        ----------------  -------------------  ------------------ -----------------
                                                              $ 303,892            $ 266,181           $ 184,440          $ 54,532
                                                        ================  ===================  ================== =================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                                   19,538               30,601             184,440             3,710
                                                        ================  ===================  ================== =================
NET ASSET VALUE PER SHARE                                       $ 15.55               $ 8.70              $ 1.00           $ 14.70
                                                        ================  ===================  ================== =================

(a)   Including securities on loan of:                         $ 38,214             $ 60,705                 $ -           $ 1,618
(b)   Premiums from options written                                   -                    -                   -                 -
(c)   Foreign currency cost                                           -                    -                   -                 -
(d)   Proceeds from securities sold short                             -                    -                   -                 -




                                                        JNL/Putnam         JNL/Putnam
                                                          Equity          International
ASSETS                                                     Fund            Equity Fund
                                                     -----------------  ------------------

Investments, at cost                                        $ 145,828            $ 80,186
                                                     =================  ==================
Investments, at value (a)                                   $ 164,348            $ 96,900
Cash                                                                -                   -
Foreign currency (c)                                                5                  16
Receivables:
   Dividends and interest                                         142                 165
   Forward currency contracts                                       -                 183
   Foreign taxes recoverable                                       13                  45
   Fund shares sold                                                22                 204
   Investment securities sold                                   1,064                 515
   Variation margin                                                 -                   -
Collateral for securities loaned                               10,644               6,687
                                                     -----------------  ------------------
TOTAL ASSETS                                                  176,238             104,715
                                                     -----------------  ------------------

LIABILITIES
Cash overdraft                                                      -                 348
Payables:
   Administrative fees                                             14                  12
   Advisory fees                                                  107                  77
   Investment securities purchased                                454                 587
   Income payable                                                   -                   -
   Forward currency contracts                                       -                 108
   Fund shares redeemed                                            77                  76
   12b-1 service fee (Class A)                                     15                   9
   Swaps agreements, net                                            -                   -
Investment securities sold short, at value (d)                      -                   -
Options written, at value (b)                                       -                   -
Return of collateral for securities loaned                     10,644               6,687
                                                     -----------------  ------------------
TOTAL LIABILITIES                                              11,311               7,904
                                                     -----------------  ------------------
NET ASSETS                                                  $ 164,927            $ 96,811
                                                     =================  ==================

NET ASSETS CONSIST OF:
Paid-in capital                                             $ 287,456           $ 122,214
Undistributed (accumulated) net
   investment income (loss)                                       695                 (13)
Accumulated net realized gain (loss)                         (141,744)            (42,185)
Net unrealized appreciation (depreciation)                     18,520              16,795
                                                     -----------------  ------------------
                                                            $ 164,927            $ 96,811
                                                     =================  ==================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                                  9,970              10,075
                                                     =================  ==================
NET ASSET VALUE PER SHARE                                     $ 16.54              $ 9.61
                                                     =================  ==================

(a)   Including securities on loan of:                       $ 10,312             $ 6,372
(b)   Premiums from options written                                 -                   -
(c)   Foreign currency cost                                         5                  16
(d)   Proceeds from securities sold short                           -                   -

JNL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2003


                                                          JNL/Putnam        JNL/Putnam            JNL/S&P             JNL/S&P
                                                            Midcap             Value            Aggressive          Aggressive
ASSETS                                                   Growth Fund        Equity Fund         Growth Fund        Growth Fund I
                                                       ----------------- ------------------  ------------------  ------------------

Investments, at cost                                           $ 24,469          $ 276,226            $ 12,657           $ 152,951
                                                       ================= ==================  ==================  ==================
Investments, at value (a)                                      $ 28,646          $ 309,752            $ 12,457           $ 163,523
Cash                                                                  -                  -                   -                   -
Foreign currency (c)                                                  -                  -                   -                   -
Receivables:
   Dividends and interest                                             8                405                   -                   -
   Forward currency contracts                                         -                  -                   -                   -
   Foreign taxes recoverable                                          -                  -                   -                   -
   Fund shares sold                                                  38                316                   -                 668
   Investment securities sold                                       679                147                   -                   -
   Variation margin                                                   -                  -                   -                   -
Collateral for securities loaned                                  2,505              9,262                   -                   -
                                                       ----------------- ------------------  ------------------  ------------------
TOTAL ASSETS                                                     31,876            319,882              12,457             164,191
                                                       ----------------- ------------------  ------------------  ------------------

LIABILITIES
Cash overdraft                                                        -                  -                   -                   -
Payables:
   Administrative fees                                                2                 26                   1                   7
   Advisory fees                                                     20                195                   2                  20
   Investment securities purchased                                  410                521                   -                   -
   Income payable                                                     -                  -                   -                   -
   Forward currency contracts                                         -                  -                   -                   -
   Fund shares redeemed                                              27                118                   1                 148
   12b-1 service fee (Class A)                                        3                 28                   -                   -
   Variation margin                                                   -                  -                   -                   -
Investment securities sold short, at value                            -                  -                   -                   -
Options written, at value (b)                                         -                  -                   -                   -
Return of collateral for securities loaned                        2,505              9,262                   -                   -
                                                       ----------------- ------------------  ------------------  ------------------
TOTAL LIABILITIES                                                 2,967             10,150                   4                 175
                                                       ----------------- ------------------  ------------------  ------------------
NET ASSETS                                                     $ 28,909          $ 309,732            $ 12,453           $ 164,016
                                                       ================= ==================  ==================  ==================

NET ASSETS CONSIST OF:
Paid-in capital                                                $ 49,796          $ 344,005            $ 20,597           $ 184,738
Undistributed (accumulated) net
   investment income (loss)                                           -                  -                  41                  11
Accumulated net realized gain (loss)                            (25,064)           (67,799)             (7,985)            (31,305)
Net unrealized appreciation (depreciation)                        4,177             33,526                (200)             10,572
                                                       ----------------- ------------------  ------------------  ------------------
                                                               $ 28,909          $ 309,732            $ 12,453           $ 164,016
                                                       ================= ==================  ==================  ==================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                                    4,240             19,253               1,705              15,519
                                                       ================= ==================  ==================  ==================
NET ASSET VALUE PER SHARE                                        $ 6.82            $ 16.09              $ 7.30             $ 10.57
                                                       ================= ==================  ==================  ==================

(a)   Including securities on loan of:                          $ 2,350            $ 8,955                 $ -                 $ -
(b)   Premiums from options written                                   -                  -                   -                   -
(c)   Foreign currency cost                                           -                  -                   -                   -




                                                         JNL/S&P             JNL/S&P            JNL/S&P             JNL/S&P
                                                       Aggressive         Conservative       Conservative        Conservative
ASSETS                                               Growth Fund II        Growth Fund       Growth Fund I      Growth Fund II
                                                   -------------------- ------------------ ------------------  ------------------

Investments, at cost                                           $ 3,894           $ 15,087          $ 381,207            $ 13,100
                                                   ==================== ================== ==================  ==================
Investments, at value (a)                                      $ 4,096           $ 15,683          $ 401,852            $ 14,030
Cash                                                                 -                  -                  -                   -
Foreign currency (c)                                                 -                  -                  -                   -
Receivables:
   Dividends and interest                                            -                  1                 13                   -
   Forward currency contracts                                        -                  -                  -                   -
   Foreign taxes recoverable                                         -                  -                  -                   -
   Fund shares sold                                                  -                  -                633                   -
   Investment securities sold                                        -                  -                  -                   -
   Variation margin                                                  -                  -                  -                   -
Collateral for securities loaned                                     -                  -                  -                   -
                                                   -------------------- ------------------ ------------------  ------------------
TOTAL ASSETS                                                     4,096             15,684            402,498              14,030
                                                   -------------------- ------------------ ------------------  ------------------

LIABILITIES
Cash overdraft                                                       -                  -                  -                   -
Payables:
   Administrative fees                                               -                  1                 16                   1
   Advisory fees                                                     1                  2                 49                   2
   Investment securities purchased                                   -                  -                  -                   -
   Income payable                                                    -                  -                  -                   -
   Forward currency contracts                                        -                  -                  -                   -
   Fund shares redeemed                                            203                  2                111                   8
   12b-1 service fee (Class A)                                       -                  -                  -                   -
   Variation margin                                                  -                  -                  -                   -
Investment securities sold short, at value                           -                  -                  -                   -
Options written, at value (b)                                        -                  -                  -                   -
Return of collateral for securities loaned                           -                  -                  -                   -
                                                   -------------------- ------------------ ------------------  ------------------
TOTAL LIABILITIES                                                  204                  5                176                  11
                                                   -------------------- ------------------ ------------------  ------------------
NET ASSETS                                                     $ 3,892           $ 15,679          $ 402,322            $ 14,019
                                                   ==================== ================== ==================  ==================

NET ASSETS CONSIST OF:
Paid-in capital                                                $ 5,991           $ 17,248          $ 400,416            $ 15,691
Undistributed (accumulated) net
   investment income (loss)                                         32                186                 75                 265
Accumulated net realized gain (loss)                            (2,333)            (2,351)           (18,814)             (2,867)
Net unrealized appreciation (depreciation)                         202                596             20,645                 930
                                                   -------------------- ------------------ ------------------  ------------------
                                                               $ 3,892           $ 15,679          $ 402,322            $ 14,019
                                                   ==================== ================== ==================  ==================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                                     447              1,774             36,891               1,506
                                                   ==================== ================== ==================  ==================
NET ASSET VALUE PER SHARE                                       $ 8.70             $ 8.84            $ 10.91              $ 9.31
                                                   ==================== ================== ==================  ==================

(a)   Including securities on loan of:                             $ -                $ -                $ -                 $ -
(b)   Premiums from options written                                  -                  -                  -                   -
(c)   Foreign currency cost                                          -                  -                  -                   -




                                                       JNL/S&P            JNL/S&P
                                                   Core Index 100      Core Index 50
ASSETS                                                  Fund               Fund
                                                  ------------------ ------------------

Investments, at cost                                       $ 32,039            $ 6,651
                                                  ================== ==================
Investments, at value (a)                                  $ 36,295            $ 7,634
Cash                                                              -                  -
Foreign currency (c)                                              -                  -
Receivables:
   Dividends and interest                                         -                  -
   Forward currency contracts                                     -                  -
   Foreign taxes recoverable                                      -                  -
   Fund shares sold                                             143                  1
   Investment securities sold                                     -                  -
   Variation margin                                               -                  -
Collateral for securities loaned                                  -                  -
                                                  ------------------ ------------------
TOTAL ASSETS                                                 36,438              7,635
                                                  ------------------ ------------------

LIABILITIES
Cash overdraft                                                    -                  -
Payables:
   Administrative fees                                            1                  -
   Advisory fees                                                  4                  1
   Investment securities purchased                                -                  -
   Income payable                                                 -                  -
   Forward currency contracts                                     -                  -
   Fund shares redeemed                                          12                  5
   12b-1 service fee (Class A)                                    -                  -
   Variation margin                                               -                  -
Investment securities sold short, at value                        -                  -
Options written, at value (b)                                     -                  -
Return of collateral for securities loaned                        -                  -
                                                  ------------------ ------------------
TOTAL LIABILITIES                                                17                  6
                                                  ------------------ ------------------
NET ASSETS                                                 $ 36,421            $ 7,629
                                                  ================== ==================

NET ASSETS CONSIST OF:
Paid-in capital                                            $ 32,103            $ 6,844
Undistributed (accumulated) net
   investment income (loss)                                     213                 25
Accumulated net realized gain (loss)                           (151)              (223)
Net unrealized appreciation (depreciation)                    4,256                983
                                                  ------------------ ------------------
                                                           $ 36,421            $ 7,629
                                                  ================== ==================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                                3,461                744
                                                  ================== ==================
NET ASSET VALUE PER SHARE                                   $ 10.52            $ 10.26
                                                  ================== ==================

(a)   Including securities on loan of:                          $ -                $ -
(b)   Premiums from options written                               -                  -
(c)   Foreign currency cost                                       -                  -

JNL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2003



                                                    JNL/S&P         JNL/S&P Equity     JNL/S&P Equity        JNL/S&P
                                                 Core Index 75        Aggressive         Aggressive           Equity
ASSETS                                                Fund           Growth Fund I     Growth Fund II     Growth Fund I
                                               -------------------  ----------------  ------------------ -----------------

Investments, at cost                                      $ 8,706          $ 47,090             $ 1,508         $ 163,898
                                               ===================  ================  ================== =================
Investments, at value (a)                                $ 10,018          $ 50,981             $ 1,515         $ 175,497
Cash                                                            -                 -                   -                 -
Foreign currency (c)                                            -                 -                   -                 -
Receivables:
   Dividends and interest                                       -                 -                   -                 -
   Forward currency contracts                                   -                 -                   -                 -
   Foreign taxes recoverable                                    -                 -                   -                 -
   Fund shares sold                                             3               388                  45               179
   Investment securities sold                                   -                 -                   -                 -
   Variation margin                                             -                 -                   -                 -
Collateral for securities loaned                                -                 -                   -                 -
                                               -------------------  ----------------  ------------------ -----------------
TOTAL ASSETS                                               10,021            51,369               1,560           175,676
                                               -------------------  ----------------  ------------------ -----------------

LIABILITIES
Cash overdraft                                                  -                 -                   -                 -
Payables:
   Administrative fees                                          -                 2                   -                 7
   Advisory fees                                                1                 6                   -                21
   Investment securities purchased                              -                 -                   -                 -
   Income payable                                               -                 -                   -                 -
   Forward currency contracts                                   -                 -                   -                 -
   Fund shares redeemed                                         3                17                   -                30
   12b-1 service fee (Class A)                                  -                 -                   -                 -
   Variation margin                                             -                 -                   -                 -
Investment securities sold short, at value                      -                 -                   -                 -
Options written, at value (b)                                   -                 -                   -                 -
Return of collateral for securities loaned                      -                 -                   -                 -
                                               -------------------  ----------------  ------------------ -----------------
TOTAL LIABILITIES                                               4                25                   -                58
                                               -------------------  ----------------  ------------------ -----------------
NET ASSETS                                               $ 10,017          $ 51,344             $ 1,560         $ 175,618
                                               ===================  ================  ================== =================

NET ASSETS CONSIST OF:
Paid-in capital                                           $ 8,773          $ 66,364             $ 3,046         $ 227,203
Undistributed (accumulated) net
   investment income (loss)                                    49                35                   1               220
Accumulated net realized gain (loss)                         (117)          (18,946)             (1,494)          (63,404)
Net unrealized appreciation (depreciation)                  1,312             3,891                   7            11,599
                                               -------------------  ----------------  ------------------ -----------------
                                                         $ 10,017          $ 51,344             $ 1,560         $ 175,618
                                               ===================  ================  ================== =================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                                964             5,377                 174            18,199
                                               ===================  ================  ================== =================
NET ASSET VALUE PER SHARE                                 $ 10.39            $ 9.55              $ 8.95            $ 9.65
                                               ===================  ================  ================== =================

(a)   Including securities on loan of:                        $ -               $ -                 $ -               $ -
(b)   Premiums from options written                             -                 -                   -                 -
(c)   Foreign currency cost                                     -                 -                   -                 -



                                                   JNL/S&P            JNL/S&P           JNL/S&P            JNL/S&P
                                                    Equity            Moderate          Moderate           Moderate
ASSETS                                          Growth Fund II      Growth Fund      Growth Fund I      Growth Fund II
                                               -----------------  ----------------- -----------------  -----------------

Investments, at cost                                    $ 6,151           $ 27,261         $ 571,181           $ 18,094
                                               =================  ================= =================  =================
Investments, at value (a)                               $ 6,433           $ 28,796         $ 609,418           $ 19,354
Cash                                                          -                  -                 -                  -
Foreign currency (c)                                          -                  -                 -                  -
Receivables:
   Dividends and interest                                     -                  -                10                  -
   Forward currency contracts                                 -                  -                 -                  -
   Foreign taxes recoverable                                  -                  -                 -                  -
   Fund shares sold                                          11                 11               984                  -
   Investment securities sold                                 -                  -                 -                  -
   Variation margin                                           -                  -                 -                  -
Collateral for securities loaned                              -                  -                 -                  -
                                               -----------------  ----------------- -----------------  -----------------
TOTAL ASSETS                                              6,444             28,807           610,412             19,354
                                               -----------------  ----------------- -----------------  -----------------

LIABILITIES
Cash overdraft                                                -                  -                 -                  -
Payables:
   Administrative fees                                        -                  1                25                  1
   Advisory fees                                              1                  3                71                  2
   Investment securities purchased                            -                  -                 -                  -
   Income payable                                             -                  -                 -                  -
   Forward currency contracts                                 -                  -                 -                  -
   Fund shares redeemed                                       4                  3               429                 19
   12b-1 service fee (Class A)                                -                  -                 -                  -
   Variation margin                                           -                  -                 -                  -
Investment securities sold short, at value                    -                  -                 -                  -
Options written, at value (b)                                 -                  -                 -                  -
Return of collateral for securities loaned                    -                  -                 -                  -
                                               -----------------  ----------------- -----------------  -----------------
TOTAL LIABILITIES                                             5                  7               525                 22
                                               -----------------  ----------------- -----------------  -----------------
NET ASSETS                                              $ 6,439           $ 28,800         $ 609,887           $ 19,332
                                               =================  ================= =================  =================

NET ASSETS CONSIST OF:
Paid-in capital                                        $ 10,925           $ 35,664         $ 620,277           $ 22,847
Undistributed (accumulated) net
   investment income (loss)                                   9                257                84                271
Accumulated net realized gain (loss)                     (4,777)            (8,656)          (48,711)            (5,046)
Net unrealized appreciation (depreciation)                  282              1,535            38,237              1,260
                                               -----------------  ----------------- -----------------  -----------------
                                                        $ 6,439           $ 28,800         $ 609,887           $ 19,332
                                               =================  ================= =================  =================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                              764              3,533            55,101              2,026
                                               =================  ================= =================  =================
NET ASSET VALUE PER SHARE                                $ 8.42             $ 8.15           $ 11.07             $ 9.54
                                               =================  ================= =================  =================

(a)   Including securities on loan of:                      $ -                $ -               $ -                $ -
(b)   Premiums from options written                           -                  -                 -                  -
(c)   Foreign currency cost                                   -                  -                 -                  -



                                                 JNL/S&P Very        JNL/S&P Very
                                                  Aggressive          Aggressive
 ASSETS                                          Growth Fund I      Growth Fund II
                                               ------------------  -----------------

 Investments, at cost                                   $ 56,005            $ 2,261
                                               ==================  =================
 Investments, at value (a)                              $ 60,176            $ 2,122
 Cash                                                          -                  -
 Foreign currency (c)                                          -                  -
 Receivables:
    Dividends and interest                                     -                  -
    Forward currency contracts                                 -                  -
    Foreign taxes recoverable                                  -                  -
    Fund shares sold                                          45                  -
    Investment securities sold                                 -                  -
    Variation margin                                           -                  -
 Collateral for securities loaned                              -                  -
                                               ------------------  -----------------
 TOTAL ASSETS                                             60,221              2,122
                                               ------------------  -----------------

 LIABILITIES
 Cash overdraft                                                -                  -
 Payables:
    Administrative fees                                        2                  -
    Advisory fees                                              7                  -
    Investment securities purchased                            -                  -
    Income payable                                             -                  -
    Forward currency contracts                                 -                  -
    Fund shares redeemed                                      19                  3
    12b-1 service fee (Class A)                                -                  -
    Variation margin                                           -                  -
 Investment securities sold short, at value                    -                  -
 Options written, at value (b)                                 -                  -
 Return of collateral for securities loaned                    -                  -
                                               ------------------  -----------------
 TOTAL LIABILITIES                                            28                  3
                                               ------------------  -----------------
 NET ASSETS                                             $ 60,193            $ 2,119
                                               ==================  =================

 NET ASSETS CONSIST OF:
 Paid-in capital                                        $ 85,629            $ 3,698
 Undistributed (accumulated) net
    investment income (loss)                                  16                  -
 Accumulated net realized gain (loss)                    (29,623)            (1,440)
 Net unrealized appreciation (depreciation)                4,171               (139)
                                               ------------------  -----------------
                                                        $ 60,193            $ 2,119
                                               ==================  =================

 SHARES OUTSTANDING (NO PAR VALUE),
    UNLIMITED SHARES AUTHORIZED                            6,050                233
                                               ==================  =================
 NET ASSET VALUE PER SHARE                                $ 9.95             $ 9.09
                                               ==================  =================

 (a)   Including securities on loan of:                      $ -                $ -
 (b)   Premiums from options written                           -                  -
 (c)   Foreign currency cost                                   -                  -

JNL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2003


                                                                                                               JNL/Salomon
                                                 JNL/Salomon          JNL/Salomon        JNL/Salomon             Brothers
                                                   Brothers            Brothers            Brothers          U.S. Government
                                                   Balanced           Global Bond         High Yield             & Quality
 ASSETS                                              Fund                Fund             Bond Fund             Bond Fund
                                             --------------------- ------------------  -----------------  -----------------------

 Investments, at cost                                    $ 20,514          $ 245,477           $ 18,677                $ 368,925
                                             ===================== ==================  =================  =======================
 Investments, at value (a)                               $ 20,735          $ 253,101           $ 19,091                $ 374,036
 Cash                                                           -                 10                  1                        2
 Foreign currency (c)                                           -                116                  -                        -
 Receivables:
    Dividends and interest                                     78              2,598                427                    1,415
    Forward currency contracts                                  -                337                  -                        -
    Foreign taxes recoverable                                   -                  -                  -                        -
    Fund shares sold                                           23                524                  1                      278
    Investment securities sold                                521                  -                  -                        4
    Variation margin                                            -                  -                  -                       34
 Collateral for securities loaned                           2,321             31,238              4,020                   21,711
                                             --------------------- ------------------  -----------------  -----------------------
 TOTAL ASSETS                                              23,678            287,924             23,540                  397,480
                                             --------------------- ------------------  -----------------  -----------------------

 LIABILITIES
 Cash overdraft                                                 -                  -                  -                        -
 Payables:
    Administrative fees                                         1                 16                  2                       22
    Advisory fees                                              11                119                 11                      124
    Investment securities purchased                         2,695             57,539                  -                  117,831
    Income payable                                              -                  -                  -                        -
    Forward currency contracts                                  -                970                  -                        -
    Fund shares redeemed                                        8                 87                 41                      476
    12b-1 service fee (Class A)                                 2                 18                  2                       24
    Variation margin                                            -                 14                  -                       18
 Investment securities sold short, at value                     -                  -                  -                        -
 Options written, at value (b)                                  -                  -                  -                        -
 Return of collateral for securities loaned                 2,321             31,238              4,020                   21,711
                                             --------------------- ------------------  -----------------  -----------------------
 TOTAL LIABILITIES                                          5,038             90,001              4,076                  140,206
                                             --------------------- ------------------  -----------------  -----------------------
 NET ASSETS                                              $ 18,640          $ 197,923           $ 19,464                $ 257,274
                                             ===================== ==================  =================  =======================

 NET ASSETS CONSIST OF:
 Paid-in capital                                         $ 17,925          $ 190,264           $ 21,367                $ 251,848
 Undistributed (accumulated) net
    investment income (loss)                                  274                (85)                27                      603
 Accumulated net realized gain (loss)                         220                839             (2,344)                    (572)
 Net unrealized appreciation (depreciation)                   221              6,905                414                    5,395
                                             --------------------- ------------------  -----------------  -----------------------
                                                         $ 18,640          $ 197,923           $ 19,464                $ 257,274
                                             ===================== ==================  =================  =======================

 SHARES OUTSTANDING (NO PAR VALUE),
    UNLIMITED SHARES AUTHORIZED                             1,701             17,363              2,424                   22,422
                                             ===================== ==================  =================  =======================
 NET ASSET VALUE PER SHARE                                $ 10.96            $ 11.40             $ 8.03                  $ 11.47
                                             ===================== ==================  =================  =======================

 (a)   Including securities on loan of:                   $ 2,277           $ 30,444            $ 3,907                 $ 21,337
 (b)   Premiums from options written                            -                  -                  -                        -
 (c)   Foreign currency cost                                    -                114                  -                        -




                                                   JNL/T.Rowe        JNL/T.Rowe           JNL/T.Rowe
                                                     Price              Price                Price
                                                  Established          Mid-Cap               Value
 ASSETS                                           Growth Fund        Growth Fund             Fund
                                                ----------------- ------------------  --------------------

 Investments, at cost                                  $ 413,407          $ 302,229             $ 366,466
                                                ================= ==================  ====================
 Investments, at value (a)                             $ 473,574          $ 383,112             $ 403,908
 Cash                                                          -                  -                     -
 Foreign currency (c)                                         21                  -                     -
 Receivables:
    Dividends and interest                                   423                126                   714
    Forward currency contracts                                 2                  -                     -
    Foreign taxes recoverable                                  6                  -                     -
    Fund shares sold                                         693              1,454                 1,120
    Investment securities sold                             1,577                473                 3,609
    Variation margin                                           -                  -                     -
 Collateral for securities loaned                         17,143             20,916                20,055
                                                ----------------- ------------------  --------------------
 TOTAL ASSETS                                            493,439            406,081               429,406
                                                ----------------- ------------------  --------------------

 LIABILITIES
 Cash overdraft                                                -                  -                     -
 Payables:
    Administrative fees                                       39                 31                    32
    Advisory fees                                            272                253                   252
    Investment securities purchased                        1,628              5,066                 4,362
    Income payable                                             -                  -                     -
    Forward currency contracts                                 -                  -                     -
    Fund shares redeemed                                     268                240                   199
    12b-1 service fee (Class A)                               43                 34                    36
    Variation margin                                           -                  -                     -
 Investment securities sold short, at value                    -                  -                     -
 Options written, at value (b)                                 -                  -                     -
 Return of collateral for securities loaned               17,143             20,916                20,055
                                                ----------------- ------------------  --------------------
 TOTAL LIABILITIES                                        19,393             26,540                24,936
                                                ----------------- ------------------  --------------------
 NET ASSETS                                            $ 474,046          $ 379,541             $ 404,470
                                                ================= ==================  ====================

 NET ASSETS CONSIST OF:
 Paid-in capital                                       $ 514,564          $ 296,736             $ 368,147
 Undistributed (accumulated) net
    investment income (loss)                                 368                 (6)                2,909
 Accumulated net realized gain (loss)                   (101,055)             1,928                (4,028)
 Net unrealized appreciation (depreciation)               60,169             80,883                37,442
                                                ----------------- ------------------  --------------------
                                                       $ 474,046          $ 379,541             $ 404,470
                                                ================= ==================  ====================

 SHARES OUTSTANDING (NO PAR VALUE),
    UNLIMITED SHARES AUTHORIZED                           28,265             15,251                33,946
                                                ================= ==================  ====================
 NET ASSET VALUE PER SHARE                               $ 16.77            $ 24.89               $ 11.92
                                                ================= ==================  ====================

 (a)   Including securities on loan of:                 $ 16,565           $ 20,174              $ 19,255
 (b)   Premiums from options written                           -                  -                     -
 (c)   Foreign currency cost                                  21                  -                     -

JNL SERIES TRUST
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                               JNL/AIM         JNL/AIM           JNL/AIM        JNL/Alger
                                              Large Cap    Premier Equity II    Small Cap         Growth
                                             Growth Fund         Fund          Growth Fund         Fund
                                            -------------- ----------------- ---------------- ---------------
INVESTMENT INCOME
   Dividends                                        $ 113             $ 167             $ 22         $ 1,576
   Interest                                            10                16               25              51
   Foreign taxes withheld                              (1)                -                -             (25)
   Securities lending                                   1                 -               14              31
                                            -------------- ----------------- ---------------- ---------------
TOTAL INVESTMENT INCOME                               123               183               61           1,633
                                            -------------- ----------------- ---------------- ---------------

EXPENSES
   Administrative fees                                 18                17               23             201
   Advisory fees                                      175               156              236           1,935
   Trustees fees                                        -                 -                -               3
   Interest expense                                     -                 -                -               -
   Legal fees                                           -                 -                1               5
   Distribution (12b-1) fee                            14                 7                9             151
   12b-1 service fee (Class A)                          3                 2                4              22
                                            -------------- ----------------- ---------------- ---------------
TOTAL EXPENSES                                        210               182              273           2,317
                                            -------------- ----------------- ---------------- ---------------
                                            -------------- ----------------- ---------------- ---------------
   Fees paid indirectly                               (14)               (7)              (9)           (151)
                                            -------------- ----------------- ---------------- ---------------
NET EXPENSES                                          196               175              264           2,166
                                            -------------- ----------------- ---------------- ---------------
                                            -------------- ----------------- ---------------- ---------------
NET INVESTMENT INCOME (LOSS)                          (73)                8             (203)           (533)
                                            -------------- ----------------- ---------------- ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              -                 -                -               -
   Investments                                        557              (415)            (403)         21,391
   Foreign currency related items                       -                 -                -               -
   Futures contracts and options written               (1)              125              111               -
   Investment securities sold short                     -                 -                -               -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                      4,253             3,945            7,948          39,835
   Foreign currency related items                       -                 -                -               -
   Futures contracts and options written                -                33               15               -
   Investment securities sold short                     -                 -                -               -
                                            -------------- ----------------- ---------------- ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             4,809             3,688            7,671          61,226
                                            -------------- ----------------- ---------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ 4,736           $ 3,696          $ 7,468        $ 60,693
                                            ============== ================= ================ ===============

                                                               JNL/Curian
                                            JNL/Alliance        Enhanced        JNL/Curian       JNL/Curian
                                            Capital Growth   S&P 500 Stock    S&P 400 MidCap    S&P 500 Index
                                                Fund           Index Fund       Index Fund          Fund
                                            --------------  ----------------- ----------------  --------------
INVESTMENT INCOME
   Dividends                                      $ 1,010              $ 959            $ 428         $ 1,738
   Interest                                            17                 14               32              72
   Foreign taxes withheld                             (10)                 -                -               -
   Securities lending                                   6                  1                3               4
                                            --------------  ----------------- ----------------  --------------
TOTAL INVESTMENT INCOME                             1,023                974              463           1,814
                                            --------------  ----------------- ----------------  --------------

EXPENSES
   Administrative fees                                104                 56               37             100
   Advisory fees                                      794                421              177             481
   Trustees fees                                        2                  1                -               1
   Interest expense                                     -                  -                -               -
   Legal fees                                           2                  1                1               2
   Distribution (12b-1) fee                            28                  8                3               3
   12b-1 service fee (Class A)                         11                  8                7              17
                                            --------------  ----------------- ----------------  --------------
TOTAL EXPENSES                                        941                495              225             604
                                            --------------  ----------------- ----------------  --------------
                                            --------------  ----------------- ----------------  --------------
   Fees paid indirectly                               (28)                (8)              (3)             (3)
                                            --------------  ----------------- ----------------  --------------
NET EXPENSES                                          913                487              222             601
                                            --------------  ----------------- ----------------  --------------
                                            --------------  ----------------- ----------------  --------------
NET INVESTMENT INCOME (LOSS)                          110                487              241           1,213
                                            --------------  ----------------- ----------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              -                  -                -               -
   Investments                                     (5,581)             3,413               18            (161)
   Foreign currency related items                       -                  -                -               -
   Futures contracts and options written                -                206              836           1,480
   Investment securities sold short                     -                  -                -               -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                     28,034             11,269           11,704          25,439
   Foreign currency related items                       -                  -                -               -
   Futures contracts and options written                -                 86                6             116
   Investment securities sold short                     -                  -                -               -
                                            --------------  ----------------- ----------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)            22,453             14,974           12,564          26,874
                                            --------------  ----------------- ----------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $ 22,563           $ 15,461         $ 12,805        $ 28,087
                                            ==============  ================= ================  ==============


                                             JNL/Curian      JNL/Eagle
                                             Small Cap      Core Equity
                                             Index Fund        Fund
                                           --------------- --------------
INVESTMENT INCOME
   Dividends                                        $ 485        $ 3,089
   Interest                                            43            212
   Foreign taxes withheld                               -            (16)
   Securities lending                                  17              9
                                           --------------- --------------
TOTAL INVESTMENT INCOME                               545          3,294
                                           --------------- --------------

EXPENSES
   Administrative fees                                 40            183
   Advisory fees                                      194          1,561
   Trustees fees                                        -              3
   Interest expense                                     -              -
   Legal fees                                           1              5
   Distribution (12b-1) fee                             5             73
   12b-1 service fee (Class A)                          7             22
                                           --------------- --------------
TOTAL EXPENSES                                        247          1,847
                                           --------------- --------------
                                           --------------- --------------
   Fees paid indirectly                                (5)           (73)
                                           --------------- --------------
NET EXPENSES                                          242          1,774
                                           --------------- --------------
                                           --------------- --------------
NET INVESTMENT INCOME (LOSS)                          303          1,520
                                           --------------- --------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              -              -
   Investments                                        701          2,033
   Foreign currency related items                       -              -
   Futures contracts and options written            1,614              -
   Investment securities sold short                     -              -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                     13,829         38,762
   Foreign currency related items                       -              -
   Futures contracts and options written               82              -
   Investment securities sold short                     -              -
                                           --------------- --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)            16,226         40,795
                                           --------------- --------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $ 16,529       $ 42,315
                                           =============== ==============

JNL SERIES TRUST
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                JNL/Eagle        JNL/Janus        JNL/Janus         JNL/Janus
                                                 SmallCap        Aggressive        Balanced          Capital
                                               Equity Fund      Growth Fund          Fund          Growth Fund
                                              ---------------  --------------- ----------------- ----------------
INVESTMENT INCOME
   Dividends                                           $ 218          $ 1,715             $ 640            $ 697
   Interest                                               39               73             1,811               64
   Foreign taxes withheld                                  -              (50)              (13)              (2)
   Securities lending                                     21               32                29               23
                                              ---------------  --------------- ----------------- ----------------
TOTAL INVESTMENT INCOME                                  278            1,770             2,467              782
                                              ---------------  --------------- ----------------- ----------------

EXPENSES
   Administrative fees                                    90              235                91              145
   Advisory fees                                         848            2,163               860            1,360
   Trustees fees                                           2                4                 2                2
   Interest expense                                        -                -                 -                -
   Legal fees                                              2                6                 2                4
   Distribution (12b-1) fee                               38               91                11               29
   12b-1 service fee (Class A)                            10               23                10               14
                                              ---------------  --------------- ----------------- ----------------
TOTAL EXPENSES                                           990            2,522               976            1,554
                                              ---------------  --------------- ----------------- ----------------
                                              ---------------  --------------- ----------------- ----------------
   Fees paid indirectly                                  (38)             (91)              (11)             (29)
                                              ---------------  --------------- ----------------- ----------------
NET EXPENSES                                             952            2,431               965            1,525
                                              ---------------  --------------- ----------------- ----------------
                                              ---------------  --------------- ----------------- ----------------
NET INVESTMENT INCOME (LOSS)                            (674)            (661)            1,502             (743)
                                              ---------------  --------------- ----------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 -                -                 -                -
   Investments                                        (1,796)           3,046              (342)             443
   Foreign currency related items                          -             (951)               (1)               -
   Futures contracts and options written                   -                -                 -                -
   Investment securities sold short                        -                -                 -                -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                        33,573           68,639            11,100           44,287
   Foreign currency related items                          -              706                 -                -
   Futures contracts and options written                   -                -                 -                -
   Investment securities sold short                        -                -                 -                -
                                              ---------------  --------------- ----------------- ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)               31,777           71,440            10,757           44,730
                                              ---------------  --------------- ----------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $ 31,103         $ 70,779          $ 12,259         $ 43,987
                                              ===============  =============== ================= ================


                                                  JNL/Janus         JNL/Janus      JNL/JPMorgan     JNL/Lazard
                                               Global Equities      Growth &       International      Mid Cap
                                                    Fund           Income Fund      Value Fund      Value Fund
                                              ------------------ ---------------- ---------------- --------------
INVESTMENT INCOME
   Dividends                                            $ 3,762            $ 191            $ 210        $ 1,423
   Interest                                                  59               34               17             42
   Foreign taxes withheld                                  (338)              (2)             (26)             -
   Securities lending                                        85                1                4              7
                                              ------------------ ---------------- ---------------- --------------
TOTAL INVESTMENT INCOME                                   3,568              224              205          1,472
                                              ------------------ ---------------- ---------------- --------------

EXPENSES
   Administrative fees                                      276               15               16             99
   Advisory fees                                          1,908              137              104            956
   Trustees fees                                              3                -                -              2
   Interest expense                                           -                -                -              -
   Legal fees                                                 5                -                -              2
   Distribution (12b-1) fee                                  86                3                -             91
   12b-1 service fee (Class A)                               18                2                3             13
                                              ------------------ ---------------- ---------------- --------------
TOTAL EXPENSES                                            2,296              157              123          1,163
                                              ------------------ ---------------- ---------------- --------------
                                              ------------------ ---------------- ---------------- --------------
   Fees paid indirectly                                     (86)              (3)               -            (91)
                                              ------------------ ---------------- ---------------- --------------
NET EXPENSES                                              2,210              154              123          1,072
                                              ------------------ ---------------- ---------------- --------------
                                              ------------------ ---------------- ---------------- --------------
NET INVESTMENT INCOME (LOSS)                              1,358               70               82            400
                                              ------------------ ---------------- ---------------- --------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -                -                -              -
   Investments                                          (17,821)            (787)           1,098          5,696
   Foreign currency related items                        (2,706)             (27)             192              -
   Futures contracts and options written                      -                -              185              -
   Investment securities sold short                           -                -                -              -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                           58,340            3,982            2,905         20,555
   Foreign currency related items                         2,057              (11)             180              -
   Futures contracts and options written                      -                -              119              -
   Investment securities sold short                           -                -                -              -
                                              ------------------ ---------------- ---------------- --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  39,870            3,157            4,679         26,251
                                              ------------------ ---------------- ---------------- --------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 41,228          $ 3,227          $ 4,761       $ 26,651
                                              ================== ================ ================ ==============

                                                                    JNL/Mellon
                                                                      Capital
                                                   JNL/Lazard       Management
                                                    Small Cap       Bond Index
                                                   Value Fund          Fund
                                                 ---------------- ----------------
INVESTMENT INCOME
   Dividends                                             $ 1,225              $ -
   Interest                                                   52            2,100
   Foreign taxes withheld                                     (2)               -
   Securities lending                                         27               18
                                                 ---------------- ----------------
TOTAL INVESTMENT INCOME                                    1,302            2,118
                                                 ---------------- ----------------

EXPENSES
   Administrative fees                                       100               54
   Advisory fees                                           1,009              264
   Trustees fees                                               2                1
   Interest expense                                            -                -
   Legal fees                                                  3                1
   Distribution (12b-1) fee                                   74                -
   12b-1 service fee (Class A)                                14                8
                                                 ---------------- ----------------
TOTAL EXPENSES                                             1,202              328
                                                 ---------------- ----------------
                                                 ---------------- ----------------
   Fees paid indirectly                                      (74)               -
                                                 ---------------- ----------------
NET EXPENSES                                               1,128              328
                                                 ---------------- ----------------
                                                 ---------------- ----------------
NET INVESTMENT INCOME (LOSS)                                 174            1,790
                                                 ---------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -                -
   Investments                                             2,297              420
   Foreign currency related items                              -                -
   Futures contracts and options written                       -              (30)
   Investment securities sold short                            -                -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                            32,326             (647)
   Foreign currency related items                              -                -
   Futures contracts and options written                       -               17
   Investment securities sold short                            -                -
                                                 ---------------- ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   34,623             (240)
                                                 ---------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 34,797          $ 1,550
                                                 ================ ================

JNL SERIES TRUST
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003



                                                  JNL/Mellon
                                                   Capital            JNL/            JNL/
                                                  Management      Oppenheimer      Oppenheimer      JNL/PIMCO
                                                International        Global          Growth        Total Return
                                                  Index Fund      Growth Fund         Fund          Bond Fund
                                               ----------------- --------------- ----------------  -------------
INVESTMENT INCOME
   Dividends                                            $ 1,189         $ 1,143            $ 102            $ -
   Interest                                                  33              39               20          7,562
   Foreign taxes withheld                                  (119)            (98)               -              -
   Securities lending                                        27              23                2             54
                                               ----------------- --------------- ----------------  -------------
TOTAL INVESTMENT INCOME                                   1,130           1,107              124          7,616
                                               ----------------- --------------- ----------------  -------------

EXPENSES
   Administrative fees                                       75             102               24            270
   Advisory fees                                            243             603              214          1,860
   Trustees fees                                              1               1                -              4
   Interest expense                                           -               -                -              -
   Legal fees                                                 1               2                1              7
   Distribution (12b-1) fee                                   -               -                -              -
   12b-1 service fee (Class A)                                9               9                3             29
                                               ----------------- --------------- ----------------  -------------
TOTAL EXPENSES                                              329             717              242          2,170
                                               ----------------- --------------- ----------------  -------------
                                               ----------------- --------------- ----------------  -------------
   Fees paid indirectly                                       -               -                -              -
                                               ----------------- --------------- ----------------  -------------
NET EXPENSES                                                329             717              242          2,170
                                               ----------------- --------------- ----------------  -------------
                                               ----------------- --------------- ----------------  -------------
NET INVESTMENT INCOME (LOSS)                                801             390             (118)         5,446
                                               ----------------- --------------- ----------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -               -                -              -
   Investments                                              (64)         (1,086)            (447)         1,389
   Foreign currency related items                           399            (224)               -            167
   Futures contracts and options written                    478               -                -          3,030
   Investment securities sold short                           -               -                -           (778)
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                           18,275          26,836            4,371          2,052
   Foreign currency related items                            88              77                -            331
   Futures contracts and options written                    173               -                -            211
   Investment securities sold short                           -               -                -            (50)
                                               ----------------- --------------- ----------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  19,349          25,603            3,924          6,352
                                               ----------------- --------------- ----------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 20,150        $ 25,993          $ 3,806       $ 11,798
                                               ================= =============== ================  =============


                                                  JNL/PPM         JNL/PPM        JNL/PPM
                                                  America         America        America        JNL/PPM
                                                  Balanced       High Yield       Money         America
                                                    Fund         Bond Fund     Market Fund    Value Fund
                                               --------------- --------------- ------------- --------------
INVESTMENT INCOME
   Dividends                                          $ 3,999             $ -           $ -          $ 765
   Interest                                             4,014          17,184         2,285              4
   Foreign taxes withheld                                   -               -             -              -
   Securities lending                                      60             130             -              1
                                               --------------- --------------- ------------- --------------
TOTAL INVESTMENT INCOME                                 8,073          17,314         2,285            770
                                               --------------- --------------- ------------- --------------

EXPENSES
   Administrative fees                                    245             209           197             29
   Advisory fees                                        1,691           1,449         1,139            212
   Trustees fees                                            4               4             3              -
   Interest expense                                         -               -             -              -
   Legal fees                                               6               5             5              1
   Distribution (12b-1) fee                                15               -             -              8
   12b-1 service fee (Class A)                             28              24            17              5
                                               --------------- --------------- ------------- --------------
TOTAL EXPENSES                                          1,989           1,691         1,361            255
                                               --------------- --------------- ------------- --------------
                                               --------------- --------------- ------------- --------------
   Fees paid indirectly                                   (15)              -             -             (8)
                                               --------------- --------------- ------------- --------------
NET EXPENSES                                            1,974           1,691         1,361            247
                                               --------------- --------------- ------------- --------------
                                               --------------- --------------- ------------- --------------
NET INVESTMENT INCOME (LOSS)                            6,099          15,623           924            523
                                               --------------- --------------- ------------- --------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -               -             -              -
   Investments                                          5,162              87             -            871
   Foreign currency related items                           -               -             -              -
   Futures contracts and options written                    -               -             -              -
   Investment securities sold short                         -               -             -              -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                         38,651          19,401             -          8,332
   Foreign currency related items                           -               -             -              -
   Futures contracts and options written                    -               -             -              -
   Investment securities sold short                         -               -             -              -
                                               --------------- --------------- ------------- --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                43,813          19,488             -          9,203
                                               --------------- --------------- ------------- --------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $ 49,912        $ 35,111         $ 924        $ 9,726
                                               =============== =============== ============= ==============

                                                JNL/Putnam       JNL/Putnam
                                                  Equity       International
                                                   Fund         Equity Fund
                                              ---------------- ---------------
INVESTMENT INCOME
   Dividends                                          $ 2,232         $ 2,206
   Interest                                                10              16
   Foreign taxes withheld                                  (9)           (258)
   Securities lending                                       8              40
                                              ---------------- ---------------
TOTAL INVESTMENT INCOME                                 2,241           2,004
                                              ---------------- ---------------

EXPENSES
   Administrative fees                                    154             119
   Advisory fees                                        1,371             895
   Trustees fees                                            3               2
   Interest expense                                         -               -
   Legal fees                                               4               2
   Distribution (12b-1) fee                               105              24
   12b-1 service fee (Class A)                             15               9
                                              ---------------- ---------------
TOTAL EXPENSES                                          1,652           1,051
                                              ---------------- ---------------
                                              ---------------- ---------------
   Fees paid indirectly                                  (105)            (24)
                                              ---------------- ---------------
NET EXPENSES                                            1,547           1,027
                                              ---------------- ---------------
                                              ---------------- ---------------
NET INVESTMENT INCOME (LOSS)                              694             977
                                              ---------------- ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -               -
   Investments                                          1,011          (6,824)
   Foreign currency related items                           4             319
   Futures contracts and options written                    -               -
   Investment securities sold short                         -               -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                         35,302          27,809
   Foreign currency related items                           -              67
   Futures contracts and options written                    -               -
   Investment securities sold short                         -               -
                                              ---------------- ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                36,317          21,371
                                              ---------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $ 37,011        $ 22,348
                                              ================ ===============

JNL SERIES TRUST
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                 JNL/Putnam        JNL/Putnam          JNL/S&P           JNL/S&P
                                                   Midcap            Value           Aggressive        Aggressive
                                                Growth Fund       Equity Fund        Growth Fund      Growth Fund I
                                              ----------------- -----------------  ---------------- ------------------
INVESTMENT INCOME
   Dividends                                             $ 112           $ 5,705              $ 64            $ 1,420
   Interest                                                  7                79                 -                  -
   Foreign taxes withheld                                    -               (14)                -                  -
   Securities lending                                        3                 9                 -                  -
                                              ----------------- -----------------  ---------------- ------------------
TOTAL INVESTMENT INCOME                                    122             5,779                64              1,420
                                              ----------------- -----------------  ---------------- ------------------

EXPENSES
   Administrative fees                                      23               269                 6                 61
   Advisory fees                                           214             2,335                17                182
   Trustees fees                                             -                 5                 -                  2
   Interest expense                                          -                 -                 -                  -
   Legal fees                                                -                 7                 -                  3
   Distribution (12b-1) fee                                 12               131                 -                  -
   12b-1 service fee (Class A)                               3                28                 -                  -
                                              ----------------- -----------------  ---------------- ------------------
TOTAL EXPENSES                                             252             2,775                23                248
                                              ----------------- -----------------  ---------------- ------------------
                                              ----------------- -----------------  ---------------- ------------------
   Fees paid indirectly                                    (12)             (131)                -                  -
                                              ----------------- -----------------  ---------------- ------------------
NET EXPENSES                                               240             2,644                23                248
                                              ----------------- -----------------  ---------------- ------------------
                                              ----------------- -----------------  ---------------- ------------------
NET INVESTMENT INCOME (LOSS)                              (118)            3,135                41              1,172
                                              ----------------- -----------------  ---------------- ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   -                 -                11                243
   Investments                                              49           (13,318)           (1,613)            (1,249)
   Foreign currency related items                            -                 1                 -                  -
   Futures contracts and options written                     4                 -                 -                  -
   Investment securities sold short                          -                 -                 -                  -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                           6,535            70,396             4,482             29,976
   Foreign currency related items                            -                 -                 -                  -
   Futures contracts and options written                     -                 -                 -                  -
   Investment securities sold short                          -                 -                 -                  -
                                              ----------------- -----------------  ---------------- ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  6,588            57,079             2,880             28,970
                                              ----------------- -----------------  ---------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 6,470          $ 60,214           $ 2,921           $ 30,142
                                              ================= =================  ================ ==================



                                                   JNL/S&P          JNL/S&P           JNL/S&P          JNL/S&P
                                                 Aggressive       Conservative     Conservative      Conservative
                                               Growth Fund II     Growth Fund      Growth Fund I    Growth Fund II
                                              ------------------ ---------------  ----------------  ---------------
INVESTMENT INCOME
   Dividends                                               $ 40           $ 215           $ 5,965            $ 293
   Interest                                                   -               -                 -                -
   Foreign taxes withheld                                     -               -                 -                -
   Securities lending                                         -               -                 -                -
                                              ------------------ ---------------  ----------------  ---------------
TOTAL INVESTMENT INCOME                                      40             215             5,965              293
                                              ------------------ ---------------  ----------------  ---------------

EXPENSES
   Administrative fees                                        2               7               149                7
   Advisory fees                                              6              22               448               20
   Trustees fees                                              -               -                 5                -
   Interest expense                                           -               -                 -                -
   Legal fees                                                 -               -                 7                -
   Distribution (12b-1) fee                                   -               -                 -                -
   12b-1 service fee (Class A)                                -               -                 -                -
                                              ------------------ ---------------  ----------------  ---------------
TOTAL EXPENSES                                                8              29               609               27
                                              ------------------ ---------------  ----------------  ---------------
                                              ------------------ ---------------  ----------------  ---------------
   Fees paid indirectly                                       -               -                 -                -
                                              ------------------ ---------------  ----------------  ---------------
NET EXPENSES                                                  8              29               609               27
                                              ------------------ ---------------  ----------------  ---------------
                                              ------------------ ---------------  ----------------  ---------------
NET INVESTMENT INCOME (LOSS)                                 32             186             5,356              266
                                              ------------------ ---------------  ----------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    5              44             1,653               46
   Investments                                             (450)           (775)             (823)            (438)
   Foreign currency related items                             -               -                 -                -
   Futures contracts and options written                      -               -                 -                -
   Investment securities sold short                           -               -                 -                -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                            1,279           3,119            45,400            2,596
   Foreign currency related items                             -               -                 -                -
   Futures contracts and options written                      -               -                 -                -
   Investment securities sold short                           -               -                 -                -
                                              ------------------ ---------------  ----------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     834           2,388            46,230            2,204
                                              ------------------ ---------------  ----------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $ 866         $ 2,574          $ 51,586          $ 2,470
                                              ================== ===============  ================  ===============


                                                JNL/S&P        JNL/S&P
                                             Core Index 100  Core Index 50
                                                  Fund          Fund
                                             --------------- ------------
INVESTMENT INCOME
   Dividends                                          $ 261         $ 33
   Interest                                               -            -
   Foreign taxes withheld                                 -            -
   Securities lending                                     -            -
                                             --------------- ------------
TOTAL INVESTMENT INCOME                                 261           33
                                             --------------- ------------

EXPENSES
   Administrative fees                                   12            2
   Advisory fees                                         35            6
   Trustees fees                                          -            -
   Interest expense                                       -            -
   Legal fees                                             1            -
   Distribution (12b-1) fee                               -            -
   12b-1 service fee (Class A)                            -            -
                                             --------------- ------------
TOTAL EXPENSES                                           48            8
                                             --------------- ------------
                                             --------------- ------------
   Fees paid indirectly                                   -            -
                                             --------------- ------------
NET EXPENSES                                             48            8
                                             --------------- ------------
                                             --------------- ------------
NET INVESTMENT INCOME (LOSS)                            213           25
                                             --------------- ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              118           11
   Investments                                         (122)         (98)
   Foreign currency related items                         -            -
   Futures contracts and options written                  -            -
   Investment securities sold short                       -            -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                        5,077        1,243
   Foreign currency related items                         -            -
   Futures contracts and options written                  -            -
   Investment securities sold short                       -            -
                                             --------------- ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)               5,073        1,156
                                             --------------- ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $ 5,286      $ 1,181
                                             =============== ============

JNL SERIES TRUST
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003



                                                  JNL/S&P       JNL/S&P Equity    JNL/S&P Equity       JNL/S&P
                                               Core Index 75      Aggressive        Aggressive         Equity
                                                   Fund          Growth Fund I    Growth Fund II    Growth Fund I
                                             ------------------ ----------------  ---------------- ----------------
INVESTMENT INCOME
   Dividends                                              $ 61            $ 114               $ 4            $ 475
   Interest                                                  -                -                 -                -
   Foreign taxes withheld                                    -                -                 -                -
   Securities lending                                        -                -                 -                -
                                             ------------------ ----------------  ---------------- ----------------
TOTAL INVESTMENT INCOME                                     61              114                 4              475
                                             ------------------ ----------------  ---------------- ----------------

EXPENSES
   Administrative fees                                       3               19                 1               62
   Advisory fees                                            10               58                 2              187
   Trustees fees                                             -                1                 -                2
   Interest expense                                          -                -                 -                -
   Legal fees                                                -                1                 -                3
   Distribution (12b-1) fee                                  -                -                 -                -
   12b-1 service fee (Class A)                               -                -                 -                -
                                             ------------------ ----------------  ---------------- ----------------
TOTAL EXPENSES                                              13               79                 3              254
                                             ------------------ ----------------  ---------------- ----------------
                                             ------------------ ----------------  ---------------- ----------------
   Fees paid indirectly                                      -                -                 -                -
                                             ------------------ ----------------  ---------------- ----------------
NET EXPENSES                                                13               79                 3              254
                                             ------------------ ----------------  ---------------- ----------------
                                             ------------------ ----------------  ---------------- ----------------
NET INVESTMENT INCOME (LOSS)                                48               35                 1              221
                                             ------------------ ----------------  ---------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  27               23                 -               70
   Investments                                            (102)            (821)             (281)          (3,503)
   Foreign currency related items                            -                -                 -                -
   Futures contracts and options written                     -                -                 -                -
   Investment securities sold short                          -                -                 -                -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                           1,666           11,363               621           36,661
   Foreign currency related items                            -                -                 -                -
   Futures contracts and options written                     -                -                 -                -
   Investment securities sold short                          -                -                 -                -
                                             ------------------ ----------------  ---------------- ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  1,591           10,565               340           33,228
                                             ------------------ ----------------  ---------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 1,639         $ 10,600             $ 341         $ 33,449
                                             ================== ================  ================ ================



                                                  JNL/S&P            JNL/S&P           JNL/S&P         JNL/S&P
                                                  Equity            Moderate          Moderate        Moderate
                                              Growth Fund II       Growth Fund      Growth Fund I   Growth Fund II
                                             ------------------ ------------------ ---------------- --------------
INVESTMENT INCOME
   Dividends                                              $ 20              $ 310          $ 6,916          $ 306
   Interest                                                  -                  -                -              -
   Foreign taxes withheld                                    -                  -                -              -
   Securities lending                                        -                  -                -              -
                                             ------------------ ------------------ ---------------- --------------
TOTAL INVESTMENT INCOME                                     20                310            6,916            306
                                             ------------------ ------------------ ---------------- --------------

EXPENSES
   Administrative fees                                       3                 13              216              9
   Advisory fees                                             8                 39              641             26
   Trustees fees                                             -                  -                7              -
   Interest expense                                          -                  -                -              -
   Legal fees                                                -                  1               11              -
   Distribution (12b-1) fee                                  -                  -                -              -
   12b-1 service fee (Class A)                               -                                   -              -
                                             ------------------ ------------------ ---------------- --------------
TOTAL EXPENSES                                              11                 53              875             35
                                             ------------------ ------------------ ---------------- --------------
                                             ------------------ ------------------ ---------------- --------------
   Fees paid indirectly                                      -                  -                -              -
                                             ------------------ ------------------ ---------------- --------------
NET EXPENSES                                                11                 53              875             35
                                             ------------------ ------------------ ---------------- --------------
                                             ------------------ ------------------ ---------------- --------------
NET INVESTMENT INCOME (LOSS)                                 9                257            6,041            271
                                             ------------------ ------------------ ---------------- --------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   2                 66            1,941             47
   Investments                                            (478)            (1,524)          (2,635)        (1,023)
   Foreign currency related items                            -                  -                -              -
   Futures contracts and options written                     -                  -                -              -
   Investment securities sold short                          -                  -                -              -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                           1,809              7,117           84,087          4,258
   Foreign currency related items                            -                  -                -              -
   Futures contracts and options written                     -                  -                -              -
   Investment securities sold short                          -                  -                -              -
                                             ------------------ ------------------ ---------------- --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  1,333              5,659           83,393          3,282
                                             ------------------ ------------------ ---------------- --------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 1,342            $ 5,916         $ 89,434        $ 3,553
                                             ================== ================== ================ ==============


                                              JNL/S&P Very    JNL/S&P Very
                                               Aggressive      Aggressive
                                              Growth Fund I   Growth Fund II
                                             ---------------- --------------
INVESTMENT INCOME
   Dividends                                           $ 110            $ 4
   Interest                                                -              -
   Foreign taxes withheld                                  -              -
   Securities lending                                      -              -
                                             ---------------- --------------
TOTAL INVESTMENT INCOME                                  110              4
                                             ---------------- --------------

EXPENSES
   Administrative fees                                    23              1
   Advisory fees                                          70              3
   Trustees fees                                           -              -
   Interest expense                                        -              -
   Legal fees                                              1              -
   Distribution (12b-1) fee                                -              -
   12b-1 service fee (Class A)                             -              -
                                             ---------------- --------------
TOTAL EXPENSES                                            94              4
                                             ---------------- --------------
                                             ---------------- --------------
   Fees paid indirectly                                    -              -
                                             ---------------- --------------
NET EXPENSES                                              94              4
                                             ---------------- --------------
                                             ---------------- --------------
NET INVESTMENT INCOME (LOSS)                              16              -
                                             ---------------- --------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                37              1
   Investments                                        (1,736)          (205)
   Foreign currency related items                          -              -
   Futures contracts and options written                   -              -
   Investment securities sold short                        -              -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                        14,557            701
   Foreign currency related items                          -              -
   Futures contracts and options written                   -              -
   Investment securities sold short                        -              -
                                             ---------------- --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)               12,858            497
                                             ---------------- --------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $ 12,874          $ 497
                                             ================ ==============

JNL SERIES TRUST
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                    JNL/Salomon
                                               JNL/Salomon       JNL/Salomon      JNL/Salomon         Brothers
                                                 Brothers         Brothers          Brothers      U.S. Government
                                                 Balanced        Global Bond       High Yield         & Quality
                                                   Fund             Fund           Bond Fund         Bond Fund
                                             ----------------- ---------------- ----------------- -----------------
INVESTMENT INCOME
   Dividends                                            $ 178             $ 57              $ 23               $ -
   Interest                                               242            9,435             1,822            11,748
   Foreign taxes withheld                                  (2)               -                 -                 -
   Securities lending                                       3               67                12               129
                                             ----------------- ---------------- ----------------- -----------------
TOTAL INVESTMENT INCOME                                   421            9,559             1,857            11,877
                                             ----------------- ---------------- ----------------- -----------------

EXPENSES
   Administrative fees                                     17              160                20               294
   Advisory fees                                          131            1,334               157             1,960
   Trustees fees                                            -                3                 -                 5
   Interest expense                                         -                -                 -                 -
   Legal fees                                               -                4                 -                 8
   Distribution (12b-1) fee                                 -                -                 -                 -
   12b-1 service fee (Class A)                              2               18                 2                24
                                             ----------------- ---------------- ----------------- -----------------
TOTAL EXPENSES                                            150            1,519               179             2,291
                                             ----------------- ---------------- ----------------- -----------------
                                             ----------------- ---------------- ----------------- -----------------
   Fees paid indirectly                                     -                -                 -                 -
                                             ----------------- ---------------- ----------------- -----------------
NET EXPENSES                                              150            1,519               179             2,291
                                             ----------------- ---------------- ----------------- -----------------
                                             ----------------- ---------------- ----------------- -----------------
NET INVESTMENT INCOME (LOSS)                              271            8,040             1,678             9,586
                                             ----------------- ---------------- ----------------- -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                -                 -                 -
   Investments                                            236            5,683               282             1,988
   Foreign currency related items                           -               65                 -                 -
   Futures contracts and options written                    -             (196)                -              (891)
   Investment securities sold short                         -                -                 -                 -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                          2,116            6,751             2,578            (6,247)
   Foreign currency related items                           -             (585)                -                 -
   Futures contracts and options written                    -             (134)                -            (1,305)
   Investment securities sold short                         -                -                 -                 -
                                             ----------------- ---------------- ----------------- -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                 2,352           11,584             2,860            (6,455)
                                             ----------------- ---------------- ----------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $ 2,623         $ 19,624           $ 4,538           $ 3,131
                                             ================= ================ ================= =================



                                                JNL/T.Rowe       JNL/T.Rowe       JNL/T.Rowe
                                                  Price             Price           Price
                                               Established         Mid-Cap          Value
                                               Growth Fund       Growth Fund         Fund
                                             ----------------- ---------------- ---------------
INVESTMENT INCOME
   Dividends                                          $ 3,837          $ 1,094         $ 5,576
   Interest                                               123              165             110
   Foreign taxes withheld                                 (48)             (12)            (30)
   Securities lending                                      20               14              37
                                             ----------------- ---------------- ---------------
TOTAL INVESTMENT INCOME                                 3,932            1,261           5,693
                                             ----------------- ---------------- ---------------

EXPENSES
   Administrative fees                                    369              293             277
   Advisory fees                                        2,981            2,679           2,448
   Trustees fees                                            6                5               5
   Interest expense                                         -                -               -
   Legal fees                                               9                7               7
   Distribution (12b-1) fee                                76               43              60
   12b-1 service fee (Class A)                             43               34              36
                                             ----------------- ---------------- ---------------
TOTAL EXPENSES                                          3,484            3,061           2,833
                                             ----------------- ---------------- ---------------
                                             ----------------- ---------------- ---------------
   Fees paid indirectly                                   (76)             (43)            (60)
                                             ----------------- ---------------- ---------------
NET EXPENSES                                            3,408            3,018           2,773
                                             ----------------- ---------------- ---------------
                                             ----------------- ---------------- ---------------
NET INVESTMENT INCOME (LOSS)                              524           (1,757)          2,920
                                             ----------------- ---------------- ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                -               -
   Investments                                         (9,452)          16,865             806
   Foreign currency related items                        (130)              (7)            (12)
   Futures contracts and options written                    -                -               -
   Investment securities sold short                         -                -               -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                        109,404           80,745          76,421
   Foreign currency related items                           -                -               -
   Futures contracts and options written                    -                -               -
   Investment securities sold short                         -                -               -
                                             ----------------- ---------------- ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                99,822           97,603          77,215
                                             ----------------- ---------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $ 100,346         $ 95,846        $ 80,135
                                             ================= ================ ===============

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                         JNL/AIM           JNL/AIM          JNL/AIM          JNL/Alger
                                                        Large Cap      Premier Equity II   Small Cap           Growth
OPERATIONS                                             Growth Fund          Fund          Growth Fund           Fund
                                                     ----------------- ---------------- ----------------- -----------------
   Net investment income (loss)                                 $ (73)             $ 8            $ (203)           $ (533)
   Net realized gain (loss) on:
      Distributions from investment companies                       -                -                 -                 -
      Investments                                                 557             (415)             (403)           21,391
      Foreign currency related items                                -                -                 -                 -
      Futures contracts and options written                        (1)             125               111                 -
      Investment securities sold short                              -                -                 -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                             4,253            3,945             7,948            39,835
        Foreign currency related items                              -                -                 -                 -
        Futures contracts and options written                       -               33                15                 -
        Investment securities sold short                            -                -                 -                 -
                                                     ----------------- ---------------- ----------------- -----------------
                                                     ----------------- ---------------- ----------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              4,736            3,696             7,468            60,693
                                                     ----------------- ---------------- ----------------- -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                       -                -                 -                 -
   From net realized gains on
      investment transactions                                       -                -                 -                 -
                                                     ----------------- ---------------- ----------------- -----------------
                                                     ----------------- ---------------- ----------------- -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 -                -                 -                 -
                                                     ----------------- ---------------- ----------------- -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                            36,498           12,313            37,760            63,061
   Reinvestment of distributions                                    -                -                 -                 -
   Cost of shares redeemed                                    (11,670)          (4,879)          (14,203)          (54,526)
                                                     ----------------- ---------------- ----------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                          24,828            7,434            23,557             8,535
                                                     ----------------- ---------------- ----------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS                          29,564           11,130            31,025            69,228

NET ASSETS BEGINNING OF PERIOD                                  6,857           12,647            12,915           175,439
                                                     ----------------- ---------------- ----------------- -----------------

NET ASSETS END OF PERIOD                                     $ 36,421         $ 23,777          $ 43,940         $ 244,667
                                                     ================= ================ ================= =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                       $ -              $ 8               $ -               $ -
                                                     ================= ================ ================= =================

(1)SHARE TRANSACTIONS
   Shares sold                                                  3,870            1,430             3,751             4,871
   Reinvestment of distributions                                    -                -                 -                 -
   Shares redeemed                                             (1,277)            (577)           (1,519)           (4,374)
                                                     ----------------- ---------------- ----------------- -----------------
   Net increase (decrease)                                      2,593              853             2,232               497
                                                     ================= ================ ================= =================

                                                                           JNL/Curian
                                                       JNL/Alliance         Enhanced          JNL/Curian        JNL/Curian
                                                      Capital Growth      S&P 500 Stock     S&P 400 MidCap     S&P 500 Index
OPERATIONS                                                 Fund            Index Fund         Index Fund           Fund
                                                     ------------------ ------------------ -----------------  ----------------
   Net investment income (loss)                                  $ 110              $ 487             $ 241           $ 1,213
   Net realized gain (loss) on:
      Distributions from investment companies                        -                  -                 -                 -
      Investments                                               (5,581)             3,413                18              (161)
      Foreign currency related items                                 -                  -                 -                 -
      Futures contracts and options written                          -                206               836             1,480
      Investment securities sold short                               -                  -                 -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                             28,034             11,269            11,704            25,439
        Foreign currency related items                               -                  -                 -                 -
        Futures contracts and options written                        -                 86                 6               116
        Investment securities sold short                             -                  -                 -                 -
                                                     ------------------ ------------------ -----------------  ----------------
                                                     ------------------ ------------------ -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              22,563             15,461            12,805            28,087
                                                     ------------------ ------------------ -----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                        -               (236)             (230)           (1,511)
   From net realized gains on
      investment transactions                                        -                  -                 -              (588)
                                                     ------------------ ------------------ -----------------  ----------------
                                                     ------------------ ------------------ -----------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  -               (236)             (230)           (2,099)
                                                     ------------------ ------------------ -----------------  ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                             60,050             57,742            63,260           144,444
   Reinvestment of distributions                                     -                236               230             2,099
   Cost of shares redeemed                                     (40,986)           (26,206)           (7,716)          (28,969)
                                                     ------------------ ------------------ -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                           19,064             31,772            55,774           117,574
                                                     ------------------ ------------------ -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                           41,627             46,997            68,349           143,562

NET ASSETS BEGINNING OF PERIOD                                  86,891             42,071            12,728            46,776
                                                     ------------------ ------------------ -----------------  ----------------

NET ASSETS END OF PERIOD                                     $ 128,518           $ 89,068          $ 81,077         $ 190,338
                                                     ================== ================== =================  ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                      $ 110              $ 486              $ 12               $ 5
                                                     ================== ================== =================  ================

(1)SHARE TRANSACTIONS
   Shares sold                                                   6,822              8,328             6,347            16,481
   Reinvestment of distributions                                     -                 30                20               218
   Shares redeemed                                              (4,753)            (3,957)             (788)           (3,351)
                                                     ------------------ ------------------ -----------------  ----------------
   Net increase (decrease)                                       2,069              4,401             5,579            13,348
                                                     ================== ================== =================  ================


                                                       JNL/Curian       JNL/Eagle
                                                       Small Cap       Core Equity
OPERATIONS                                             Index Fund         Fund
                                                    -----------------  ------------
   Net investment income (loss)                                $ 303       $ 1,520
   Net realized gain (loss) on:
      Distributions from investment companies                      -             -
      Investments                                                701         2,033
      Foreign currency related items                               -             -
      Futures contracts and options written                    1,614             -
      Investment securities sold short                             -             -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                           13,829        38,762
        Foreign currency related items                             -             -
        Futures contracts and options written                     82             -
        Investment securities sold short                           -             -
                                                    -----------------  ------------
                                                    -----------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            16,529        42,315
                                                    -----------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                   (269)       (1,494)
   From net realized gains on
      investment transactions                                   (498)            -
                                                    -----------------  ------------
                                                    -----------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (767)       (1,494)
                                                    -----------------  ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                           62,400        95,642
   Reinvestment of distributions                                 767         1,494
   Cost of shares redeemed                                   (22,826)      (41,286)
                                                    -----------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                         40,341        55,850
                                                    -----------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS                         56,103        96,671

NET ASSETS BEGINNING OF PERIOD                                20,027       149,242
                                                    -----------------  ------------

NET ASSETS END OF PERIOD                                    $ 76,130     $ 245,913
                                                    =================  ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                     $ 27          $ 61
                                                    =================  ============

(1)SHARE TRANSACTIONS
   Shares sold                                                 6,319         7,545
   Reinvestment of distributions                                  68           107
   Shares redeemed                                            (2,263)       (3,336)
                                                    -----------------  ------------
   Net increase (decrease)                                     4,124         4,316
                                                    =================  ============

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003



                                                        JNL/Eagle          JNL/Janus         JNL/Janus         JNL/Janus
                                                         SmallCap          Aggressive        Balanced           Capital
OPERATIONS                                             Equity Fund        Growth Fund          Fund           Growth Fund
                                                    ------------------- ----------------- ----------------  ----------------
   Net investment income (loss)                                 $ (674)           $ (661)         $ 1,502            $ (743)
   Net realized gain (loss) on:
      Distributions from investment companies                        -                 -                -                 -
      Investments                                               (1,796)            3,046             (342)              443
      Foreign currency related items                                 -              (951)              (1)                -
      Futures contracts and options written                          -                 -                -                 -
      Investment securities sold short                               -                 -                -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                             33,573            68,639           11,100            44,287
        Foreign currency related items                               -               706                -                 -
        Futures contracts and options written                        -                 -                -                 -
        Investment securities sold short                             -                 -                -                 -
                                                    ------------------- ----------------- ----------------  ----------------
                                                    ------------------- ----------------- ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              31,103            70,779           12,259            43,987
                                                    ------------------- ----------------- ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                        -                 -           (1,480)                -
   From net realized gains on
      investment transactions                                        -                 -                -                 -
                                                    ------------------- ----------------- ----------------  ----------------
                                                    ------------------- ----------------- ----------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  -                 -           (1,480)                -
                                                    ------------------- ----------------- ----------------  ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                             39,769           150,530           50,666            54,295
   Reinvestment of distributions                                     -                 -            1,480                 -
   Cost of shares redeemed                                     (37,098)         (179,341)         (24,254)          (75,938)
                                                    ------------------- ----------------- ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                            2,671           (28,811)          27,892           (21,643)
                                                    ------------------- ----------------- ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                           33,774            41,968           38,671            22,344

NET ASSETS BEGINNING OF PERIOD                                  76,198           215,884           75,591           135,669
                                                    ------------------- ----------------- ----------------  ----------------

NET ASSETS END OF PERIOD                                     $ 109,972         $ 257,852        $ 114,262         $ 158,013
                                                    =================== ================= ================  ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                        $ -               $ -             $ 50               $ -
                                                    =================== ================= ================  ================

(1)SHARE TRANSACTIONS
   Shares sold                                                   2,814            10,677            5,812             5,213
   Reinvestment of distributions                                     -                 -              162                 -
   Shares redeemed                                              (2,621)          (12,638)          (2,792)           (7,180)
                                                    ------------------- ----------------- ----------------  ----------------
   Net increase (decrease)                                         193            (1,961)           3,182            (1,967)
                                                    =================== ================= ================  ================


                                                       JNL/Janus          JNL/Janus       JNL/JPMorgan     JNL/Lazard
                                                    Global Equities        Growth &       International     Mid Cap
OPERATIONS                                                Fund           Income Fund       Value Fund      Value Fund
                                                   ------------------- ----------------- ---------------- -------------
   Net investment income (loss)                               $ 1,358              $ 70             $ 82         $ 400
   Net realized gain (loss) on:
      Distributions from investment companies                       -                 -                -             -
      Investments                                             (17,821)             (787)           1,098         5,696
      Foreign currency related items                           (2,706)              (27)             192             -
      Futures contracts and options written                         -                 -              185             -
      Investment securities sold short                              -                 -                -             -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                            58,340             3,982            2,905        20,555
        Foreign currency related items                          2,057               (11)             180             -
        Futures contracts and options written                       -                 -              119             -
        Investment securities sold short                            -                 -                -             -
                                                   ------------------- ----------------- ---------------- -------------
                                                   ------------------- ----------------- ---------------- -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             41,228             3,227            4,761        26,651
                                                   ------------------- ----------------- ---------------- -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                       -               (75)            (346)         (266)
   From net realized gains on
      investment transactions                                       -                 -                -             -
                                                                       ----------------- ---------------- -------------
                                                   ------------------- ----------------- ---------------- -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 -               (75)            (346)         (266)
                                                   ------------------- ----------------- ---------------- -------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                           122,022             4,520           42,706        83,646
   Reinvestment of distributions                                    -                75              346           266
   Cost of shares redeemed                                   (172,032)           (6,067)         (23,500)      (44,389)
                                                   ------------------- ----------------- ---------------- -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                         (50,010)           (1,472)          19,552        39,523
                                                   ------------------- ----------------- ---------------- -------------

NET INCREASE (DECREASE) IN NET ASSETS                          (8,782)            1,680           23,967        65,908

NET ASSETS BEGINNING OF PERIOD                                206,070            13,840            5,642        76,890
                                                   ------------------- ----------------- ---------------- -------------

NET ASSETS END OF PERIOD                                    $ 197,288          $ 15,520         $ 29,609     $ 142,798
                                                   =================== ================= ================ =============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                     $ (16)             $ 56            $ (30)        $ 119
                                                   =================== ================= ================ =============

(1)SHARE TRANSACTIONS
   Shares sold                                                  8,741               744            6,603         7,350
   Reinvestment of distributions                                    -                11               47            20
   Shares redeemed                                            (12,071)             (990)          (3,793)       (4,029)
                                                   ------------------- ----------------- ---------------- -------------
   Net increase (decrease)                                     (3,330)             (235)           2,857         3,341
                                                   =================== ================= ================ =============


                                                                     JNL/Mellon
                                                                      Capital
                                                     JNL/Lazard      Management
                                                     Small Cap       Bond Index
OPERATIONS                                           Value Fund         Fund
                                                   --------------- ---------------
   Net investment income (loss)                             $ 174         $ 1,790
   Net realized gain (loss) on:
      Distributions from investment companies                   -               -
      Investments                                           2,297             420
      Foreign currency related items                            -               -
      Futures contracts and options written                     -             (30)
      Investment securities sold short                          -               -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                        32,326            (647)
        Foreign currency related items                          -               -
        Futures contracts and options written                   -              17
        Investment securities sold short                        -               -
                                                   --------------- ---------------
                                                   --------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         34,797           1,550
                                                   --------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                   -          (1,412)
   From net realized gains on
      investment transactions                                   -            (925)
                                                   --------------- ---------------
                                                   --------------- ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             -          (2,337)
                                                   --------------- ---------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                        89,529          61,738
   Reinvestment of distributions                                -           2,337
   Cost of shares redeemed                                (43,694)        (14,027)
                                                   --------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                      45,835          50,048
                                                   --------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS                      80,632          49,261

NET ASSETS BEGINNING OF PERIOD                             74,559          34,286
                                                   --------------- ---------------

NET ASSETS END OF PERIOD                                $ 155,191        $ 83,547
                                                   =============== ===============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                 $ 144           $ 327
                                                   =============== ===============

(1)SHARE TRANSACTIONS
   Shares sold                                              8,192           5,803
   Reinvestment of distributions                                -             222
   Shares redeemed                                         (4,225)         (1,320)
                                                   --------------- ---------------
   Net increase (decrease)                                  3,967           4,705
                                                   =============== ===============


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                      JNL/Mellon
                                                       Capital            JNL/             JNL/
                                                      Management       Oppenheimer     Oppenheimer      JNL/PIMCO
                                                    International        Global           Growth      Total Return
OPERATIONS                                            Index Fund       Growth Fund         Fund         Bond Fund
                                                   ----------------- ---------------- --------------- --------------
   Net investment income (loss)                                 801              390            (118)         5,446
   Net realized gain (loss) on:
      Distributions from investment companies                     -                -               -              -
      Investments                                               (64)          (1,086)           (447)         1,389
      Foreign currency related items                            399             (224)              -            167
      Futures contracts and options written                     478                -               -          3,030
      Investment securities sold short                            -                -               -           (778)
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                          18,275           26,836           4,371          2,052
        Foreign currency related items                           88               77               -            331
        Futures contracts and options written                   173                -               -            211
        Investment securities sold short                          -                -               -            (50)
                                                   ----------------- ---------------- --------------- --------------
                                                   ----------------- ---------------- --------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           20,150           25,993           3,806         11,798
                                                   ----------------- ---------------- --------------- --------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                (1,094)               -               -         (4,512)
   From net realized gains on
      investment transactions                                     -                -               -         (5,677)
                                                   ----------------- ---------------- --------------- --------------
                                                   ----------------- ---------------- --------------- --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                          (1,094)               -               -        (10,189)
                                                   ----------------- ---------------- --------------- --------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                          59,966          105,186          22,341        217,280
   Reinvestment of distributions                              1,094                -               -         10,189
   Cost of shares redeemed                                   (9,508)         (77,076)        (11,000)      (123,139)
                                                   ----------------- ---------------- --------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                        51,552           28,110          11,341        104,330
                                                   ----------------- ---------------- --------------- --------------

NET INCREASE (DECREASE) IN NET ASSETS                        70,608           54,103          15,147        105,939

NET ASSETS BEGINNING OF PERIOD                               26,518           50,522          17,846        211,362
                                                   ----------------- ---------------- --------------- --------------

NET ASSETS END OF PERIOD                                   $ 97,126        $ 104,625        $ 32,993      $ 317,301
                                                   ================= ================ =============== ==============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                   $ 115            $ 260             $ -        $ 5,796
                                                   ================= ================ =============== ==============

(1)SHARE TRANSACTIONS
   Shares sold                                                6,248           13,324           2,913         18,220
   Reinvestment of distributions                                 98                -               -            865
   Shares redeemed                                           (1,008)         (10,002)         (1,468)       (10,317)
                                                   ----------------- ---------------- --------------- --------------
   Net increase (decrease)                                    5,338            3,322           1,445          8,768
                                                   ================= ================ =============== ==============


                                                                       JNL/PPM           JNL/PPM
                                                      JNL/PPM          America           America         JNL/PPM
                                                      America         High Yield          Money          America
OPERATIONS                                         Balanced Fund      Bond Fund        Market Fund     Value Fund
                                                   ---------------  ---------------  ---------------- --------------
   Net investment income (loss)                             6,099           15,623               924            523
   Net realized gain (loss) on:
      Distributions from investment companies                   -                -                 -              -
      Investments                                           5,162               87                 -            871
      Foreign currency related items                            -                -                 -              -
      Futures contracts and options written                     -                -                 -              -
      Investment securities sold short                          -                -                 -              -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                        38,651           19,401                 -          8,332
        Foreign currency related items                          -                -                 -              -
        Futures contracts and options written                   -                -                 -              -
        Investment securities sold short                        -                -                 -              -
                                                   ---------------  ---------------  ---------------- --------------
                                                   ---------------  ---------------  ---------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         49,912           35,111               924          9,726
                                                   ---------------  ---------------  ---------------- --------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                              (5,687)         (15,485)             (924)           (96)
   From net realized gains on
      investment transactions                              (2,244)               -                 -           (207)
                                                   ---------------  ---------------  ---------------- --------------
                                                   ---------------  ---------------  ---------------- --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        (7,931)         (15,485)             (924)          (303)
                                                   ---------------  ---------------  ---------------- --------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                        91,878          140,642           591,660         34,874
   Reinvestment of distributions                            7,931           15,485               924            303
   Cost of shares redeemed                                (54,911)         (70,666)         (622,664)        (8,072)
                                                   ---------------  ---------------  ---------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                      44,898           85,461           (30,080)        27,105
                                                   ---------------  ---------------  ---------------- --------------

NET INCREASE (DECREASE) IN NET ASSETS                      86,879          105,087           (30,080)        36,528

NET ASSETS BEGINNING OF PERIOD                            217,013          161,094           214,520         18,004
                                                   ---------------  ---------------  ---------------- --------------

NET ASSETS END OF PERIOD                                $ 303,892        $ 266,181         $ 184,440       $ 54,532
                                                   ===============  ===============  ================ ==============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                 $ 376            $ 184               $ -          $ 523
                                                   ===============  ===============  ================ ==============

(1)SHARE TRANSACTIONS
   Shares sold                                              6,381           16,425           591,660          2,693
   Reinvestment of distributions                              517            1,786               924             21
   Shares redeemed                                         (3,878)          (8,294)         (622,664)          (645)
                                                   ---------------  ---------------  ---------------- --------------
   Net increase (decrease)                                  3,020            9,917           (30,080)         2,069
                                                   ===============  ===============  ================ ==============

                                                    JNL/Putnam      JNL/Putnam
                                                      Equity       International
OPERATIONS                                             Fund         Equity Fund
                                                  ---------------  --------------
   Net investment income (loss)                              694             977
   Net realized gain (loss) on:
      Distributions from investment companies                  -               -
      Investments                                          1,011          (6,824)
      Foreign currency related items                           4             319
      Futures contracts and options written                    -               -
      Investment securities sold short                         -               -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                       35,302          27,809
        Foreign currency related items                         -              67
        Futures contracts and options written                  -               -
        Investment securities sold short                       -               -
                                                  ---------------  --------------
                                                  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        37,011          22,348
                                                  ---------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                               (486)         (1,395)
   From net realized gains on
      investment transactions                                  -               -
                                                  ---------------  --------------
                                                  ---------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         (486)         (1,395)
                                                  ---------------  --------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                       49,306         137,550
   Reinvestment of distributions                             486           1,395
   Cost of shares redeemed                               (74,693)       (141,359)
                                                  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                    (24,901)         (2,414)
                                                  ---------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS                     11,624          18,539

NET ASSETS BEGINNING OF PERIOD                           153,303          78,272
                                                  ---------------  --------------

NET ASSETS END OF PERIOD                               $ 164,927        $ 96,811
                                                  ===============  ==============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                $ 695           $ (13)
                                                  ===============  ==============

(1)SHARE TRANSACTIONS
   Shares sold                                             3,591          17,928
   Reinvestment of distributions                              30             150
   Shares redeemed                                        (5,406)        (18,310)
                                                  ---------------  --------------
   Net increase (decrease)                                (1,785)           (232)
                                                  ===============  ==============

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    JNL/Putnam      JNL/Putnam     JNL/S&P         JNL/S&P
                                                      Midcap          Value       Aggressive     Aggressive
OPERATIONS                                          Growth Fund    Equity Fund   Growth Fund    Growth Fund I
                                                  ---------------- ------------- -------------  --------------
   Net investment income (loss)                              (118)        3,135            41           1,172
   Net realized gain (loss) on:
      Distributions from investment companies                   -             -            11             243
      Investments                                              49       (13,318)       (1,613)         (1,249)
      Foreign currency related items                            -             1             -               -
      Futures contracts and options written                     4             -             -               -
      Investment securities sold short                          -             -             -               -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                         6,535        70,396         4,482          29,976
        Foreign currency related items                          -             -             -               -
        Futures contracts and options written                   -             -             -               -
        Investment securities sold short                        -             -             -               -
                                                  ---------------- ------------- -------------  --------------
                                                  ---------------- ------------- -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          6,470        60,214         2,921          30,142
                                                  ---------------- ------------- -------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                   -        (3,298)          (32)         (1,956)
   From net realized gains on
      investment transactions                                   -             -             -               -
                                                  ---------------- ------------- -------------  --------------
                                                  ---------------- ------------- -------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             -        (3,298)          (32)         (1,956)
                                                  ---------------- ------------- -------------  --------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                        23,901        66,850         1,334          59,755
   Reinvestment of distributions                                -         3,298            32           1,956
   Cost of shares redeemed                                (20,109)      (73,432)       (3,522)        (22,991)
                                                  ---------------- ------------- -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                       3,792        (3,284)       (2,156)         38,720
                                                  ---------------- ------------- -------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS                      10,262        53,632           733          66,906

NET ASSETS BEGINNING OF PERIOD                             18,647       256,100        11,720          97,110
                                                  ---------------- ------------- -------------  --------------

NET ASSETS END OF PERIOD                                 $ 28,909     $ 309,732      $ 12,453       $ 164,016
                                                  ================ ============= =============  ==============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                   $ -           $ -          $ 41            $ 11
                                                  ================ ============= =============  ==============

(1)SHARE TRANSACTIONS
   Shares sold                                              4,195         4,659           212           6,325
   Reinvestment of distributions                                -           210             4             189
   Shares redeemed                                         (3,601)       (5,230)         (579)         (2,495)
                                                  ---------------- ------------- -------------  --------------
   Net increase (decrease)                                    594          (361)         (363)          4,019
                                                  ================ ============= =============  ==============


                                                     JNL/S&P         JNL/S&P        JNL/S&P        JNL/S&P
                                                   Aggressive     Conservative   Conservative    Conservative
OPERATIONS                                       Growth Fund II    Growth Fund   Growth Fund I  Growth Fund II
                                                 ---------------- -------------- -------------- ---------------
   Net investment income (loss)                               32            186          5,356             266
   Net realized gain (loss) on:
      Distributions from investment companies                  5             44          1,653              46
      Investments                                           (450)          (775)          (823)           (438)
      Foreign currency related items                           -              -              -               -
      Futures contracts and options written                    -              -              -               -
      Investment securities sold short                         -              -              -               -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                        1,279          3,119         45,400           2,596
        Foreign currency related items                         -              -              -               -
        Futures contracts and options written                  -              -              -               -
        Investment securities sold short                       -              -              -               -
                                                 ---------------- -------------- -------------- ---------------
                                                 ---------------- -------------- -------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           866          2,574         51,586           2,470
                                                 ---------------- -------------- -------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                (35)          (158)        (8,874)           (259)
   From net realized gains on
      investment transactions                                  -              -              -               -
                                                 ---------------- -------------- -------------- ---------------
                                                 ---------------- -------------- -------------- ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                          (35)          (158)        (8,874)           (259)
                                                 ---------------- -------------- -------------- ---------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                          660          2,114        185,638           3,259
   Reinvestment of distributions                              35            158          8,874             259
   Cost of shares redeemed                                (1,607)        (3,166)       (62,735)         (4,306)
                                                 ---------------- -------------- -------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                       (912)          (894)       131,777            (788)
                                                 ---------------- -------------- -------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS                        (81)         1,522        174,489           1,423

NET ASSETS BEGINNING OF PERIOD                             3,973         14,157        227,833          12,596
                                                 ---------------- -------------- -------------- ---------------

NET ASSETS END OF PERIOD                                 $ 3,892       $ 15,679      $ 402,322        $ 14,019
                                                 ================ ============== ============== ===============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                 $ 32          $ 186           $ 75           $ 265
                                                 ================ ============== ============== ===============

(1)SHARE TRANSACTIONS
   Shares sold                                                82            260         18,230             381
   Reinvestment of distributions                               4             18            824              28
   Shares redeemed                                          (210)          (397)        (6,190)           (506)
                                                 ---------------- -------------- -------------- ---------------
   Net increase (decrease)                                  (124)          (119)        12,864             (97)
                                                 ================ ============== ============== ===============


                                                   JNL/S&P         JNL/S&P
                                                Core Index 100   Core Index 50
                                                     Fund            Fund
OPERATIONS                                      ---------------  -------------
                                                           213             25
   Net investment income (loss)
   Net realized gain (loss) on:                            118             11
      Distributions from investment companies             (122)           (98)
      Investments                                            -              -
      Foreign currency related items                         -              -
      Futures contracts and options written                  -              -
      Investment securities sold short
   Net change in unrealized appreciation
      (depreciation) on:                                 5,077          1,243
        Investments                                          -              -
        Foreign currency related items                       -              -
        Futures contracts and options written                -              -
        Investment securities sold short        ---------------  -------------
                                                ---------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS                    5,286          1,181
   FROM OPERATIONS                              ---------------  -------------


DISTRIBUTIONS TO SHAREHOLDERS                             (116)            (3)
   From net investment income
   From net realized gains on                              (54)             -
      investment transactions                   ---------------  -------------
                                                ---------------  -------------
                                                          (170)            (3)
TOTAL DISTRIBUTIONS TO SHAREHOLDERS             ---------------  -------------


SHARE TRANSACTIONS(1)                                   21,978          5,239
   Proceeds from the sale of shares                        170              3
   Reinvestment of distributions                        (5,056)          (760)
   Cost of shares redeemed                      ---------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS FROM              17,092          4,482
   SHARE TRANSACTIONS                           ---------------  -------------

                                                        22,208          5,660
NET INCREASE (DECREASE) IN NET ASSETS
                                                        14,213          1,969
NET ASSETS BEGINNING OF PERIOD                  ---------------  -------------

                                                      $ 36,421        $ 7,629
NET ASSETS END OF PERIOD                        ===============  =============


UNDISTRIBUTED (ACCUMULATED) NET                          $ 213           $ 25
   INVESTMENT INCOME (LOSS)                     ===============  =============


(1)SHARE TRANSACTIONS
   Shares sold                                           2,336            583
   Reinvestment of distributions                            16              -
   Shares redeemed                                        (533)           (90)
                                                ---------------  -------------
   Net increase (decrease)                               1,819            493
                                                ===============  =============

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                   JNL/S&P      JNL/S&P Equity JNL/S&P Equity     JNL/S&P
                                                Core Index 75    Aggressive      Aggressive        Equity
                                                     Fund       Growth Fund I  Growth Fund II  Growth Fund I
OPERATIONS                                      --------------- -------------- --------------- ---------------
                                                            48             35               1             221
   Net investment income (loss)
   Net realized gain (loss) on:                             27             23               -              70
      Distributions from investment companies             (102)          (821)           (281)         (3,503)
      Investments                                            -              -               -               -
      Foreign currency related items                         -              -               -               -
      Futures contracts and options written                  -              -               -               -
      Investment securities sold short
   Net change in unrealized appreciation
      (depreciation) on:                                 1,666         11,363             621          36,661
        Investments                                          -              -               -               -
        Foreign currency related items                       -              -               -               -
        Futures contracts and options written                -              -               -               -
        Investment securities sold short        --------------- -------------- --------------- ---------------
                                                --------------- -------------- --------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS                    1,639         10,600             341          33,449
   FROM OPERATIONS                              --------------- -------------- --------------- ---------------


DISTRIBUTIONS TO SHAREHOLDERS                              (26)            (2)             (1)            (20)
   From net investment income
   From net realized gains on                              (14)             -               -               -
      investment transactions                   --------------- -------------- --------------- ---------------
                                                --------------- -------------- --------------- ---------------
                                                           (40)            (2)             (1)            (20)
TOTAL DISTRIBUTIONS TO SHAREHOLDERS             --------------- -------------- --------------- ---------------


SHARE TRANSACTIONS(1)                                    6,042         16,939             289          63,227
   Proceeds from the sale of shares                         40              2               1              20
   Reinvestment of distributions                        (2,124)        (7,567)           (580)        (26,188)
   Cost of shares redeemed                      --------------- -------------- --------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS FROM               3,958          9,374            (290)         37,059
   SHARE TRANSACTIONS                           --------------- -------------- --------------- ---------------

                                                         5,557         19,972              50          70,488
NET INCREASE (DECREASE) IN NET ASSETS
                                                         4,460         31,372           1,510         105,130
NET ASSETS BEGINNING OF PERIOD                  --------------- -------------- --------------- ---------------

                                                      $ 10,017       $ 51,344         $ 1,560       $ 175,618
NET ASSETS END OF PERIOD                        =============== ============== =============== ===============


UNDISTRIBUTED (ACCUMULATED) NET                           $ 49           $ 35             $ 1           $ 220
   INVESTMENT INCOME (LOSS)                     =============== ============== =============== ===============


(1)SHARE TRANSACTIONS
   Shares sold                                             654          2,047              36           7,379
   Reinvestment of distributions                             4              -               -               2
   Shares redeemed                                        (235)          (939)            (78)         (3,285)
                                                --------------- -------------- --------------- ---------------
   Net increase (decrease)                                 423          1,108             (42)          4,096
                                                =============== ============== =============== ===============


                                                    JNL/S&P         JNL/S&P          JNL/S&P          JNL/S&P
                                                    Equity          Moderate        Moderate         Moderate
                                                Growth Fund II    Growth Fund     Growth Fund I   Growth Fund II
OPERATIONS                                      ---------------- --------------- ---------------- ----------------
                                                              9             257            6,041              271
   Net investment income (loss)
   Net realized gain (loss) on:                               2              66            1,941               47
      Distributions from investment companies              (478)         (1,524)          (2,635)          (1,023)
      Investments                                             -               -                -                -
      Foreign currency related items                          -               -                -                -
      Futures contracts and options written                   -               -                -                -
      Investment securities sold short
   Net change in unrealized appreciation
      (depreciation) on:                                  1,809           7,117           84,087            4,258
        Investments                                           -               -                -                -
        Foreign currency related items                        -               -                -                -
        Futures contracts and options written                 -               -                -                -
        Investment securities sold short        ---------------- --------------- ---------------- ----------------
                                                ---------------- --------------- ---------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS                     1,342           5,916           89,434            3,553
   FROM OPERATIONS                              ---------------- --------------- ---------------- ----------------


DISTRIBUTIONS TO SHAREHOLDERS                                (8)           (189)          (9,969)            (243)
   From net investment income
   From net realized gains on                                 -               -                -                -
      investment transactions                   ---------------- --------------- ---------------- ----------------
                                                ---------------- --------------- ---------------- ----------------
                                                             (8)           (189)          (9,969)            (243)
TOTAL DISTRIBUTIONS TO SHAREHOLDERS             ---------------- --------------- ---------------- ----------------


SHARE TRANSACTIONS(1)                                     1,094           3,589          280,481            3,947
   Proceeds from the sale of shares                           8             189            9,969              243
   Reinvestment of distributions                         (1,444)         (6,209)         (91,571)          (4,641)
   Cost of shares redeemed                      ---------------- --------------- ---------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM                 (342)         (2,431)         198,879             (451)
   SHARE TRANSACTIONS                           ---------------- --------------- ---------------- ----------------

                                                            992           3,296          278,344            2,859
NET INCREASE (DECREASE) IN NET ASSETS
                                                          5,447          25,504          331,543           16,473
NET ASSETS BEGINNING OF PERIOD                  ---------------- --------------- ---------------- ----------------

                                                        $ 6,439        $ 28,800        $ 609,887         $ 19,332
NET ASSETS END OF PERIOD                        ================ =============== ================ ================


UNDISTRIBUTED (ACCUMULATED) NET                             $ 9           $ 257             $ 84            $ 271
   INVESTMENT INCOME (LOSS)                     ================ =============== ================ ================


(1)SHARE TRANSACTIONS
   Shares sold                                              143             494           27,588              455
   Reinvestment of distributions                              -              23              915               26
   Shares redeemed                                         (201)           (885)          (9,227)            (554)
                                                ---------------- --------------- ---------------- ----------------
   Net increase (decrease)                                  (58)           (368)          19,276              (73)
                                                ================ =============== ================ ================


                                                  JNL/S&P Very      JNL/S&P Very
                                                   Aggressive        Aggressive
                                                 Growth Fund I     Growth Fund II
OPERATIONS                                      ----------------- -----------------
                                                              16                 -
   Net investment income (loss)
   Net realized gain (loss) on:                               37                 1
      Distributions from investment companies             (1,736)             (205)
      Investments                                              -                 -
      Foreign currency related items                           -                 -
      Futures contracts and options written                    -                 -
      Investment securities sold short
   Net change in unrealized appreciation
      (depreciation) on:                                  14,557               701
        Investments                                            -                 -
        Foreign currency related items                         -                 -
        Futures contracts and options written                  -                 -
        Investment securities sold short        ----------------- -----------------
                                                ----------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS                     12,874               497
   FROM OPERATIONS                              ----------------- -----------------


DISTRIBUTIONS TO SHAREHOLDERS                                  -                 -
   From net investment income
   From net realized gains on                                  -                 -
      investment transactions                   ----------------- -----------------
                                                ----------------- -----------------
                                                               -                 -
TOTAL DISTRIBUTIONS TO SHAREHOLDERS             ----------------- -----------------


SHARE TRANSACTIONS(1)                                     15,980               170
   Proceeds from the sale of shares                            -                 -
   Reinvestment of distributions                         (10,789)             (446)
   Cost of shares redeemed                      ----------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM                 5,191              (276)
   SHARE TRANSACTIONS                           ----------------- -----------------

                                                          18,065               221
NET INCREASE (DECREASE) IN NET ASSETS
                                                          42,128             1,898
NET ASSETS BEGINNING OF PERIOD                  ----------------- -----------------

                                                        $ 60,193           $ 2,119
NET ASSETS END OF PERIOD                        ================= =================


UNDISTRIBUTED (ACCUMULATED) NET                             $ 16               $ -
   INVESTMENT INCOME (LOSS)                     ================= =================


(1)SHARE TRANSACTIONS
   Shares sold                                             1,814                21
   Reinvestment of distributions                               -                 -
   Shares redeemed                                        (1,296)              (56)
                                                ----------------- -----------------
   Net increase (decrease)                                   518               (35)
                                                ================= =================

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003



                                                                                                        JNL/Salomon
                                                  JNL/Salomon       JNL/Salomon        JNL/Salomon        Brothers
                                                    Brothers          Brothers          Brothers      U.S. Government
                                                    Balanced        Global Bond        High Yield         & Quality
OPERATIONS                                            Fund              Fund            Bond Fund        Bond Fund
                                                ----------------- -----------------  ---------------- -----------------
   Net investment income (loss)                              271             8,040             1,678             9,586
   Net realized gain (loss) on:
      Distributions from investment companies                  -                 -                 -                 -
      Investments                                            236             5,683               282             1,988
      Foreign currency related items                           -                65                 -                 -
      Futures contracts and options written                    -              (196)                -              (891)
      Investment securities sold short                         -                 -                 -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                        2,116             6,751             2,578            (6,247)
        Foreign currency related items                         -              (585)                -                 -
        Futures contracts and options written                  -              (134)                -            (1,305)
        Investment securities sold short                       -                 -                 -                 -
                                                ----------------- -----------------  ---------------- -----------------
                                                ----------------- -----------------  ---------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         2,623            19,624             4,538             3,131
                                                ----------------- -----------------  ---------------- -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                               (359)           (8,348)           (1,671)           (8,985)
   From net realized gains on
      investment transactions                                  -            (2,473)                -            (3,071)
                                                ----------------- -----------------  ---------------- -----------------
                                                ----------------- -----------------  ---------------- -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         (359)          (10,821)           (1,671)          (12,056)
                                                ----------------- -----------------  ---------------- -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                        5,071           103,967            14,252           116,258
   Reinvestment of distributions                             359            10,821             1,671            12,056
   Cost of shares redeemed                                (4,507)          (51,549)          (16,405)         (166,380)
                                                ----------------- -----------------  ---------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                        923            63,239              (482)          (38,066)
                                                ----------------- -----------------  ---------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS                      3,187            72,042             2,385           (46,991)

NET ASSETS BEGINNING OF PERIOD                            15,453           125,881            17,079           304,265
                                                ----------------- -----------------  ---------------- -----------------

NET ASSETS END OF PERIOD                                $ 18,640         $ 197,923          $ 19,464         $ 257,274
                                                ================= =================  ================ =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                $ 274             $ (85)             $ 27             $ 603
                                                ================= =================  ================ =================

(1)SHARE TRANSACTIONS
   Shares sold                                               494             9,069             1,863             9,701
   Reinvestment of distributions                              34               949               209             1,046
   Shares redeemed                                          (445)           (4,502)           (2,095)          (13,912)
                                                ----------------- -----------------  ---------------- -----------------
   Net increase (decrease)                                    83             5,516               (23)           (3,165)
                                                ================= =================  ================ =================



                                                 JNL/T.Rowe    JNL/T.Rowe     JNL/T.Rowe
                                                    Price          Price         Price
                                                 Established      Mid-Cap        Value
OPERATIONS                                       Growth Fund    Growth Fund       Fund
                                                --------------- ------------ ---------------
   Net investment income (loss)                            524       (1,757)          2,920
   Net realized gain (loss) on:
      Distributions from investment companies                -            -               -
      Investments                                       (9,452)      16,865             806
      Foreign currency related items                      (130)          (7)            (12)
      Futures contracts and options written                  -            -               -
      Investment securities sold short                       -            -               -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                    109,404       80,745          76,421
        Foreign currency related items                       -            -               -
        Futures contracts and options written                -            -               -
        Investment securities sold short                     -            -               -
                                                --------------- ------------ ---------------
                                                --------------- ------------ ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     100,346       95,846          80,135
                                                --------------- ------------ ---------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                             (118)           -          (2,064)
   From net realized gains on
      investment transactions                                -       (1,870)              -
                                                --------------- ------------ ---------------
                                                --------------- ------------ ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       (118)      (1,870)         (2,064)
                                                --------------- ------------ ---------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                    151,073      186,200         176,771
   Reinvestment of distributions                           118        1,870           2,064
   Cost of shares redeemed                             (93,740)    (150,832)        (72,542)
                                                --------------- ------------ ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                   57,451       37,238         106,293
                                                --------------- ------------ ---------------

NET INCREASE (DECREASE) IN NET ASSETS                  157,679      131,214         184,364

NET ASSETS BEGINNING OF PERIOD                         316,367      248,327         220,106
                                                --------------- ------------ ---------------

NET ASSETS END OF PERIOD                             $ 474,046    $ 379,541       $ 404,470
                                                =============== ============ ===============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                              $ 368         $ (6)        $ 2,909
                                                =============== ============ ===============

(1)SHARE TRANSACTIONS
   Shares sold                                          10,368        9,080          17,188
   Reinvestment of distributions                             7           77             178
   Shares redeemed                                      (6,729)      (7,666)         (7,283)
                                                --------------- ------------ ---------------
   Net increase (decrease)                               3,646        1,491          10,083
                                                =============== ============ ===============

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                     JNL/AIM              JNL/AIM               JNL/AIM              JNL/Alger
                                                    Large Cap        Premier Equity II         Small Cap               Growth
OPERATIONS                                         Growth Fund              Fund              Growth Fund               Fund
                                               --------------------  ------------------- ----------------------- -------------------
   Net investment income (loss)                              $ (27)               $ (53)                 $ (109)             $ (616)
   Net realized gain (loss) on:
      Distributions from investment companies                    -                    -                       -                   -
      Investments                                           (1,780)              (2,475)                 (2,006)            (87,623)
      Foreign currency related items                            (3)                   -                       -                   -
      Futures contracts and options written                      -                  (43)                     18                   -
      Investment securities sold short                           -                    -                       -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                           (557)              (2,527)                 (2,207)            (14,976)
        Foreign currency related items                           -                    -                       -                   -
        Futures contracts and options written                    -                  (11)                      -                   -
        Investment securities sold short                         -                    -                       -                   -
                                               --------------------  ------------------- ----------------------- -------------------
                                               --------------------  ------------------- ----------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          (2,367)              (5,109)                 (4,304)           (103,215)
                                               --------------------  ------------------- ----------------------- -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                    -                    -                       -                   -
   From net realized gains on
      investment transactions                                  (13)                 (48)                     (1)                  -
                                               --------------------  ------------------- ----------------------- -------------------
                                               --------------------  ------------------- ----------------------- -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            (13)                 (48)                     (1)                  -
                                               --------------------  ------------------- ----------------------- -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                         12,961               23,625                  38,031              41,477
   Reinvestment of distributions                                13                   48                       1                   -
   Cost of shares redeemed                                  (9,795)             (19,970)                (28,477)           (103,985)
                                               --------------------  ------------------- ----------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                        3,179                3,703                   9,555             (62,508)
                                               --------------------  ------------------- ----------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                          799               (1,454)                  5,250            (165,723)

NET ASSETS BEGINNING OF PERIOD                               6,058               14,101                   7,665             341,162
                                               --------------------  ------------------- ----------------------- -------------------

NET ASSETS END OF PERIOD                                   $ 6,857             $ 12,647                $ 12,915           $ 175,439
                                               ====================  =================== ======================= ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                    $ -                  $ -                     $ -                 $ -
                                               ====================  =================== ======================= ===================

(1)SHARE TRANSACTIONS
   Shares sold                                               1,428                2,537                   3,932               3,116
   Reinvestment of distributions                                 2                    6                       -                   -
   Shares redeemed                                          (1,142)              (2,217)                 (3,061)             (7,924)
                                               --------------------  ------------------- ----------------------- -------------------
   Net increase (decrease)                                     288                  326                     871              (4,808)
---------------------------------------------  ====================  =================== ======================= ===================




                                               JNL/Alliance              JNL/Eagle            JNL/Eagle              JNL/Janus
                                              Capital Growth            Core Equity            SmallCap             Aggressive
OPERATIONS                                         Fund                    Fund              Equity Fund            Growth Fund
                                             ---------------------  -------------------- ---------------------  --------------------
   Net investment income (loss)                            $ (110)              $ 1,243                $ (514)               $ (561)
   Net realized gain (loss) on:
      Distributions from investment companies                   -                     -                     -                     -
      Investments                                         (30,265)              (25,946)              (13,677)             (139,117)
      Foreign currency related items                            -                     -                     -                  (270)
      Futures contracts and options written                     -                     -                     -                     -
      Investment securities sold short                          -                     -                     -                     -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                       (11,902)              (12,912)              (17,086)               22,621
        Foreign currency related items                          -                     -                     -                  (899)
        Futures contracts and options written                   -                     -                     -                     -
        Investment securities sold short                        -                     -                     -                     -
                                             ---------------------  -------------------- ---------------------  --------------------
                                             ---------------------  -------------------- ---------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        (42,277)              (37,615)              (31,277)             (118,226)
                                             ---------------------  -------------------- ---------------------  --------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                   -                (1,248)                    -                     -
   From net realized gains on
      investment transactions                                   -                     -                     -                     -
                                             ---------------------  -------------------- ---------------------  --------------------
                                             ---------------------  -------------------- ---------------------  --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             -                (1,248)                    -                     -
                                             ---------------------  -------------------- ---------------------  --------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                       125,218                72,061                79,005               416,638
   Reinvestment of distributions                                -                 1,248                     -                     -
   Cost of shares redeemed                               (136,561)              (60,017)              (84,497)             (519,474)
                                             ---------------------  -------------------- ---------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                     (11,343)               13,292                (5,492)             (102,836)
                                             ---------------------  -------------------- ---------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS                     (53,620)              (25,571)              (36,769)             (221,062)

NET ASSETS BEGINNING OF PERIOD                            140,511               174,813               112,967               436,946
                                             ---------------------  -------------------- ---------------------  --------------------

NET ASSETS END OF PERIOD                                 $ 86,891             $ 149,242              $ 76,198             $ 215,884
                                             =====================  ==================== =====================  ====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                   $ -                  $ 39                   $ -                 $ 173
                                             =====================  ==================== =====================  ====================

(1)SHARE TRANSACTIONS
   Shares sold                                             13,255                 5,600                 5,794                27,211
   Reinvestment of distributions                                -                   109                     -                     -
   Shares redeemed                                        (14,516)               (4,706)               (6,712)              (34,198)
                                             ---------------------  -------------------- ---------------------  --------------------
   Net increase (decrease)                                 (1,261)                1,003                  (918)               (6,987)
---------------------------------------------=====================  ==================== =====================  ====================


                                                   JNL/Janus             JNL/Janus
                                                   Balanced               Capital
OPERATIONS                                           Fund               Growth Fund
                                             ----------------------  -------------------
   Net investment income (loss)                            $ 1,741               $ (952)
   Net realized gain (loss) on:
      Distributions from investment companies                    -                    -
      Investments                                           (6,500)             (92,551)
      Foreign currency related items                             1                    -
      Futures contracts and options written                      -                    -
      Investment securities sold short                           -                    -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                         (1,199)              22,172
        Foreign currency related items                           -                    -
        Futures contracts and options written                    -                    -
        Investment securities sold short                         -                    -
                                             ----------------------  -------------------
                                             ----------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          (5,957)             (71,331)
                                             ----------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                               (1,740)                   -
   From net realized gains on
      investment transactions                                    -                    -
                                             ----------------------  -------------------
                                             ----------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         (1,740)                   -
                                             ----------------------  -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                         42,983              152,380
   Reinvestment of distributions                             1,740                    -
   Cost of shares redeemed                                 (33,716)            (206,106)
                                             ----------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                       11,007              (53,726)
                                             ----------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                        3,310             (125,057)

NET ASSETS BEGINNING OF PERIOD                              72,281              260,726
                                             ----------------------  -------------------

NET ASSETS END OF PERIOD                                  $ 75,591            $ 135,669
                                             ======================  ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                   $ 20                  $ -
                                             ======================  ===================

(1)SHARE TRANSACTIONS
   Shares sold                                               4,853               13,362
   Reinvestment of distributions                               211                    -
   Shares redeemed                                          (3,905)             (18,349)
                                             ----------------------  -------------------
   Net increase (decrease)                                   1,159               (4,987)
---------------------------------------------======================  ===================

(a) Period from January 15, 2002 (commencement of operations).

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED DECEMBER 31, 2002



                                                                                       JNL/Curian
                                                 JNL/Janus           JNL/Janus          Enhanced        JNL/JPMorgan
                                              Global Equities         Growth &        S&P 500 Stock     International
OPERATIONS                                          Fund            Income Fund        Index Fund        Value Fund
                                             -------------------  -----------------  ---------------- ------------------
   Net investment income (loss)                         $ 1,325               $ 88             $ 236               $ 65
   Net realized gain (loss) on:
      Distributions from investment companies                 -                  -                 -                  -
      Investments                                       (79,115)            (2,675)           (5,274)            (1,675)
      Foreign currency related items                     (1,088)                 -                 -                 97
      Futures contracts and options written                   -                  -              (131)              (391)
      Investment securities sold short                        -                  -                 -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                     (10,380)            (1,665)           (4,073)               583
        Foreign currency related items                   (3,352)               (12)                -                (17)
        Futures contracts and options written                 -                  -               (22)               (23)
        Investment securities sold short                      -                  -                 -                  -
                                             -------------------  -----------------  ---------------- ------------------
                                             -------------------  -----------------  ---------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      (92,610)            (4,264)           (9,264)            (1,361)
                                             -------------------  -----------------  ---------------- ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                            (1,992)                 -               (15)              (127)
   From net realized gains on
      investment transactions                                 -                  -                 -                  -
                                             -------------------  -----------------  ---------------- ------------------
                                             -------------------  -----------------  ---------------- ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      (1,992)                 -               (15)              (127)
                                             -------------------  -----------------  ---------------- ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                     471,991             14,473            37,672             61,382
   Reinvestment of distributions                          1,992                  -                15                127
   Cost of shares redeemed                             (563,107)           (16,715)          (17,752)           (61,683)
                                             -------------------  -----------------  ---------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                   (89,124)            (2,242)           19,935               (174)
                                             -------------------  -----------------  ---------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                  (183,726)            (6,506)           10,656             (1,662)

NET ASSETS BEGINNING OF PERIOD                          389,796             20,346            31,415              7,304
                                             -------------------  -----------------  ---------------- ------------------

NET ASSETS END OF PERIOD                              $ 206,070           $ 13,840          $ 42,071            $ 5,642
                                             ===================  =================  ================ ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                               $ 358               $ 88             $ 236               $ 42
                                             ===================  =================  ================ ==================

(1)SHARE TRANSACTIONS
   Shares sold                                           27,980              2,255             5,496              9,102
   Reinvestment of distributions                            142                  -                 2                 23
   Shares redeemed                                      (33,480)            (2,621)           (2,493)            (9,053)
                                             -------------------  -----------------  ---------------- ------------------
   Net increase (decrease)                               (5,358)              (366)            3,005                 72
---------------------------------------------===================  =================  ================ ==================



                                                                                         JNL/Mellon          JNL/Mellon
                                                                                          Capital             Capital
                                                 JNL/Lazard          JNL/Lazard          Management          Management
                                                   Mid Cap            Small Cap          Bond Index        International
OPERATIONS                                       Value Fund          Value Fund           Fund (a)         Index Fund (a)
                                             -------------------- ------------------ -------------------  -----------------
   Net investment income (loss)                            $ 249              $ (21)            $ 1,129              $ 440
   Net realized gain (loss) on:
      Distributions from investment companies                  -                  -                   -                  -
      Investments                                         (6,532)            (5,040)                284             (1,619)
      Foreign currency related items                           -                  -                   -                175
      Futures contracts and options written                    -                  -                 (58)                 -
      Investment securities sold short                         -                  -                   -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                       (4,083)           (10,153)              1,270             (3,640)
        Foreign currency related items                         -                  -                   -                 10
        Futures contracts and options written                  -                  -                 (13)                 -
        Investment securities sold short                       -                  -                   -                  -
                                             -------------------- ------------------ -------------------  -----------------
                                             -------------------- ------------------ -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       (10,366)           (15,214)              2,612             (4,634)
                                             -------------------- ------------------ -------------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                               (240)                 -              (1,117)              (606)
   From net realized gains on
      investment transactions                               (163)              (289)                (66)                 -
                                             -------------------- ------------------ -------------------  -----------------
                                             -------------------- ------------------ -------------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         (403)              (289)             (1,183)              (606)
                                             -------------------- ------------------ -------------------  -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                      109,674            120,099              49,888             46,300
   Reinvestment of distributions                             403                289               1,183                606
   Cost of shares redeemed                               (49,304)           (65,490)            (18,214)           (15,148)
                                             -------------------- ------------------ -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                     60,773             54,898              32,857             31,758
                                             -------------------- ------------------ -------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                     50,004             39,395              34,286             26,518

NET ASSETS BEGINNING OF PERIOD                            26,886             35,164                   -                  -
                                             -------------------- ------------------ -------------------  -----------------

NET ASSETS END OF PERIOD                                $ 76,890           $ 74,559            $ 34,286           $ 26,518
                                             ==================== ================== ===================  =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                  $ 5               $ 17                $ 12                $ 9
                                             ==================== ================== ===================  =================

(1)SHARE TRANSACTIONS
   Shares sold                                             9,806             11,142               4,890              4,778
   Reinvestment of distributions                              39                 31                 113                 72
   Shares redeemed                                        (4,579)            (6,328)             (1,732)            (1,709)
                                             -------------------- ------------------ -------------------  -----------------
   Net increase (decrease)                                 5,266              4,845               3,271              3,141
---------------------------------------------==================== ================== ===================  =================



                                                   JNL/Curian             JNL/Curian
                                                 S&P 400 MidCap         S&P 500 Index
OPERATIONS                                       Index Fund (a)            Fund (a)
                                             ------------------------ -------------------
   Net investment income (loss)                                 $ 83               $ 304
   Net realized gain (loss) on:
      Distributions from investment companies                      -                   -
      Investments                                             (1,034)               (211)
      Foreign currency related items                               -                   -
      Futures contracts and options written                     (259)               (305)
      Investment securities sold short                             -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                           (1,177)             (5,955)
        Foreign currency related items                             -                   -
        Futures contracts and options written                     (8)                (92)
        Investment securities sold short                           -                   -
                                             ------------------------ -------------------
                                             ------------------------ -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            (2,395)             (6,259)
                                             ------------------------ -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                    (82)                  -
   From net realized gains on
      investment transactions                                      -                   -
                                             ------------------------ -------------------
                                             ------------------------ -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                              (82)                  -
                                             ------------------------ -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                           27,193              65,486
   Reinvestment of distributions                                  82                   -
   Cost of shares redeemed                                   (12,070)            (12,451)
                                             ------------------------ -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                         15,205              53,035
                                             ------------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                         12,728              46,776

NET ASSETS BEGINNING OF PERIOD                                     -                   -
                                             ------------------------ -------------------

NET ASSETS END OF PERIOD                                    $ 12,728            $ 46,776
                                             ======================== ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                      $ 1               $ 304
                                             ======================== ===================

(1)SHARE TRANSACTIONS
   Shares sold                                                 2,856               7,473
   Reinvestment of distributions                                   9                   -
   Shares redeemed                                            (1,376)             (1,468)
                                             ------------------------ -------------------
   Net increase (decrease)                                     1,489               6,005
---------------------------------------------======================== ===================

(a) Period from January 15, 2002 (commencement of operations).

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                             JNL/                 JNL/
                                                  JNL/Curian             Oppenheimer           Oppenheimer          JNL/PIMCO
                                                   Small Cap                Global               Growth           Total Return
OPERATIONS                                      Index Fund (a)           Growth Fund              Fund              Bond Fund
                                             ----------------------  ---------------------  ------------------ ---------------------
   Net investment income (loss)                              $ 204                  $ 227               $ (74)              $ 4,516
   Net realized gain (loss) on:
      Distributions from investment companies                    -                      -                   -                     -
      Investments                                           (1,098)                (6,274)             (3,254)                2,666
      Foreign currency related items                             -                   (166)                  -                  (620)
      Futures contracts and options written                   (542)                     -                   -                 3,578
      Investment securities sold short                           -                      -                   -                     -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                         (3,426)                (6,973)             (1,111)                1,720
        Foreign currency related items                           -                    (93)                  -                  (345)
        Futures contracts and options written                  (13)                     -                   -                   823
        Investment securities sold short                         -                      -                   -                     -
                                             ----------------------  ---------------------  ------------------ ---------------------
                                             ----------------------  ---------------------  ------------------ ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          (4,875)               (13,279)             (4,439)               12,338
                                             ----------------------  ---------------------  ------------------ ---------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                 (203)                     -                   -                   (36)
   From net realized gains on
      investment transactions                                    -                      -                   -                   (16)
                                             ----------------------  ---------------------  ------------------ ---------------------
                                             ----------------------  ---------------------  ------------------ ---------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (203)                     -                   -                   (52)
                                             ----------------------  ---------------------  ------------------ ---------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                         34,410                191,463              25,437               208,026
   Reinvestment of distributions                               203                      -                   -                    52
   Cost of shares redeemed                                  (9,508)              (187,503)            (16,709)              (63,853)
                                             ----------------------  ---------------------  ------------------ ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                       25,105                  3,960               8,728               144,225
                                             ----------------------  ---------------------  ------------------ ---------------------

NET INCREASE (DECREASE) IN NET ASSETS                       20,027                 (9,319)              4,289               156,511

NET ASSETS BEGINNING OF PERIOD                                   -                 59,841              13,557                54,851
                                             ----------------------  ---------------------  ------------------ ---------------------

NET ASSETS END OF PERIOD                                  $ 20,027               $ 50,522            $ 17,846             $ 211,362
                                             ======================  =====================  ================== =====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                    $ 1                   $ 94                 $ -               $ 4,543
                                             ======================  =====================  ================== =====================

(1)SHARE TRANSACTIONS
   Shares sold                                               3,651                 23,066               3,240                18,825
   Reinvestment of distributions                                26                      -                   -                     4
   Shares redeemed                                          (1,155)               (22,504)             (2,141)               (5,759)
                                             ----------------------  ---------------------  ------------------ ---------------------
   Net increase (decrease)                                   2,522                    562               1,099                13,070
---------------------------------------------======================  =====================  ================== =====================


                                                                           JNL/PPM               JNL/PPM
                                                   JNL/PPM                 America               America              JNL/PPM
                                                   America               High Yield               Money               America
OPERATIONS                                      Balanced Fund             Bond Fund            Market Fund         Value Fund (b)
                                             ----------------------  ---------------------  -------------------  -------------------
   Net investment income (loss)                            $ 6,672               $ 12,634              $ 2,441                 $ 96
   Net realized gain (loss) on:
      Distributions from investment companies                    -                      -                    -                    -
      Investments                                            1,058                (13,057)                   -                  207
      Foreign currency related items                             -                      -                    -                    -
      Futures contracts and options written                      -                      -                    -                    -
      Investment securities sold short                           -                      -                    -                    -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                        (14,059)                 3,129                    -                1,214
        Foreign currency related items                           -                      -                    -                    -
        Futures contracts and options written                    -                      -                    -                    -
        Investment securities sold short                         -                      -                    -                    -
                                             ----------------------  ---------------------  -------------------  -------------------
                                             ----------------------  ---------------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          (6,329)                 2,706                2,441                1,517
                                             ----------------------  ---------------------  -------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                               (6,609)               (12,768)              (2,441)                   -
   From net realized gains on
      investment transactions                               (2,701)                     -                    -                    -
                                             ----------------------  ---------------------  -------------------  -------------------
                                             ----------------------  ---------------------  -------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         (9,310)               (12,768)              (2,441)                   -
                                             ----------------------  ---------------------  -------------------  -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                         79,472                 63,980            1,460,895               17,737
   Reinvestment of distributions                             9,310                 12,768                2,441                    -
   Cost of shares redeemed                                 (68,326)               (66,373)          (1,491,334)              (1,250)
                                             ----------------------  ---------------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                       20,456                 10,375              (27,998)              16,487
                                             ----------------------  ---------------------  -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                        4,817                    313              (27,998)              18,004

NET ASSETS BEGINNING OF PERIOD                             212,196                160,781              242,518                    -
                                             ----------------------  ---------------------  -------------------  -------------------

NET ASSETS END OF PERIOD                                 $ 217,013              $ 161,094            $ 214,520             $ 18,004
                                             ======================  =====================  ===================  ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                    $ -                   $ 46                  $ -                 $ 96
                                             ======================  =====================  ===================  ===================

(1)SHARE TRANSACTIONS
   Shares sold                                               5,623                  7,741            1,460,895                1,759
   Reinvestment of distributions                               709                  1,639                2,441                    -
   Shares redeemed                                          (4,973)                (8,084)          (1,491,334)                (118)
                                             ----------------------  ---------------------  -------------------  -------------------
   Net increase (decrease)                                   1,359                  1,296              (27,998)               1,641
---------------------------------------------======================  =====================  ===================  ===================


                                                 JNL/Putnam            JNL/Putnam
                                                   Equity            International
OPERATIONS                                          Fund              Equity Fund
                                             -------------------- ---------------------
   Net investment income (loss)                            $ 485                 $ 772
   Net realized gain (loss) on:
      Distributions from investment companies                  -                     -
      Investments                                        (44,143)              (15,693)
      Foreign currency related items                           -                    85
      Futures contracts and options written                    -                     -
      Investment securities sold short                         -                     -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                      (18,627)               (1,985)
        Foreign currency related items                         -                    14
        Futures contracts and options written                  -                     -
        Investment securities sold short                       -                     -
                                             -------------------- ---------------------
                                             -------------------- ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       (62,285)              (16,807)
                                             -------------------- ---------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                  -                  (828)
   From net realized gains on
      investment transactions                                  -                     -
                                             -------------------- ---------------------
                                             -------------------- ---------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            -                  (828)
                                             -------------------- ---------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                      180,932               417,457
   Reinvestment of distributions                               -                   828
   Cost of shares redeemed                              (247,393)             (426,350)
                                             -------------------- ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                    (66,461)               (8,065)
                                             -------------------- ---------------------

NET INCREASE (DECREASE) IN NET ASSETS                   (128,746)              (25,700)

NET ASSETS BEGINNING OF PERIOD                           282,049               103,972
                                             -------------------- ---------------------

NET ASSETS END OF PERIOD                               $ 153,303              $ 78,272
                                             ==================== =====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                $ 485                  $ 86
                                             ==================== =====================

(1)SHARE TRANSACTIONS
   Shares sold                                            12,231                48,742
   Reinvestment of distributions                               -                   110
   Shares redeemed                                       (16,889)              (49,309)
                                             -------------------- ---------------------
   Net increase (decrease)                                (4,658)                 (457)
---------------------------------------------==================== =====================

(a) Period from January 15, 2002 (commencement of operations).
(b) Period from September 30, 2002 (commencement of operations).

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED DECEMBER 31, 2002



                                                 JNL/Putnam          JNL/Putnam               JNL/S&P               JNL/S&P
                                                   Midcap               Value               Aggressive            Aggressive
OPERATIONS                                      Growth Fund          Equity Fund            Growth Fund          Growth Fund I
                                             ------------------- --------------------  ---------------------- --------------------
   Net investment income (loss)                          $ (156)             $ 3,136                    $ 32                $ 795
   Net realized gain (loss) on:
      Distributions from investment companies                 -                    -                       3                   78
      Investments                                        (6,055)             (44,166)                 (2,977)             (12,276)
      Foreign currency related items                          -                    -                       -                    -
      Futures contracts and options written                   -                    -                       -                    -
      Investment securities sold short                        -                    -                       -                    -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                      (3,441)             (26,138)                 (1,178)             (10,299)
        Foreign currency related items                        -                    -                       -                    -
        Futures contracts and options written                 -                    -                       -                    -
        Investment securities sold short                      -                    -                       -                    -
                                             ------------------- --------------------  ---------------------- --------------------
                                             ------------------- --------------------  ---------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       (9,652)             (67,168)                 (4,120)             (21,702)
                                             ------------------- --------------------  ---------------------- --------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                 -               (3,129)                    (77)              (1,155)
   From net realized gains on
      investment transactions                                 -                    -                       -                    -
                                             ------------------- --------------------  ---------------------- --------------------
                                             ------------------- --------------------  ---------------------- --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           -               (3,129)                    (77)              (1,155)
                                             ------------------- --------------------  ---------------------- --------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                      55,471               81,235                   1,163               40,686
   Reinvestment of distributions                              -                3,129                      77                1,155
   Cost of shares redeemed                              (56,713)            (105,213)                 (3,710)             (29,393)
                                             ------------------- --------------------  ---------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                    (1,242)             (20,849)                 (2,470)              12,448
                                             ------------------- --------------------  ---------------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS                   (10,894)             (91,146)                 (6,667)             (10,409)

NET ASSETS BEGINNING OF PERIOD                           29,541              347,246                  18,387              107,519
                                             ------------------- --------------------  ---------------------- --------------------

NET ASSETS END OF PERIOD                               $ 18,647            $ 256,100                $ 11,720             $ 97,110
                                             =================== ====================  ====================== ====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                 $ -                 $ 36                    $ 32                $ 795
                                             =================== ====================  ====================== ====================

(1)SHARE TRANSACTIONS
   Shares sold                                            9,262                5,706                     175                4,282
   Reinvestment of distributions                              -                  241                      13                  137
   Shares redeemed                                       (9,701)              (7,384)                   (586)              (3,204)
                                             ------------------- --------------------  ---------------------- --------------------
   Net increase (decrease)                                 (439)              (1,437)                   (398)               1,215
---------------------------------------------=================== ====================  ====================== ====================



                                                   JNL/S&P               JNL/S&P             JNL/S&P              JNL/S&P
                                                  Aggressive          Conservative         Conservative         Conservative
OPERATIONS                                      Growth Fund II         Growth Fund        Growth Fund I        Growth Fund II
                                             --------------------- -------------------- -------------------  -------------------
   Net investment income (loss)                              $ 35                $ 158             $ 3,593                $ 258
   Net realized gain (loss) on:
      Distributions from investment companies                   2                    -                 315                    2
      Investments                                          (1,106)                (944)             (8,243)              (1,177)
      Foreign currency related items                            -                    -                   -                    -
      Futures contracts and options written                     -                    -                   -                    -
      Investment securities sold short                          -                    -                   -                    -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                          (127)              (1,229)            (14,009)                (972)
        Foreign currency related items                          -                    -                   -                    -
        Futures contracts and options written                   -                    -                   -                    -
        Investment securities sold short                        -                    -                   -                    -
                                             --------------------- -------------------- -------------------  -------------------
                                             --------------------- -------------------- -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         (1,196)              (2,015)            (18,344)              (1,889)
                                             --------------------- -------------------- -------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                 (60)                (221)             (3,919)                (276)
   From net realized gains on
      investment transactions                                   -                    -                   -                    -
                                             --------------------- -------------------- -------------------  -------------------
                                             --------------------- -------------------- -------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (60)                (221)             (3,919)                (276)
                                             --------------------- -------------------- -------------------  -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                           900                3,437             115,395                5,456
   Reinvestment of distributions                               60                  221               3,919                  276
   Cost of shares redeemed                                 (1,709)              (2,760)            (56,713)              (4,173)
                                             --------------------- -------------------- -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                        (749)                 898              62,601                1,559
                                             --------------------- -------------------- -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                      (2,005)              (1,338)             40,338                 (606)

NET ASSETS BEGINNING OF PERIOD                              5,978               15,495             187,495               13,202
                                             --------------------- -------------------- -------------------  -------------------

NET ASSETS END OF PERIOD                                  $ 3,973             $ 14,157           $ 227,833             $ 12,596
                                             ===================== ==================== ===================  ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                  $ 35                $ 158             $ 3,593                $ 258
                                             ===================== ==================== ===================  ===================

(1)SHARE TRANSACTIONS
   Shares sold                                                114                  424              11,553                  638
   Reinvestment of distributions                                9                   29                 414                   35
   Shares redeemed                                           (217)                (352)             (5,736)                (503)
                                             --------------------- -------------------- -------------------  -------------------
   Net increase (decrease)                                    (94)                 101               6,231                  170
---------------------------------------------===================== ==================== ===================  ===================


                                                  JNL/S&P             JNL/S&P
                                               Core Index 100      Core Index 50
OPERATIONS                                        Fund (a)           Fund (a)
                                             -------------------  ----------------
   Net investment income (loss)                           $ 116               $ 3
   Net realized gain (loss) on:
      Distributions from investment companies                 5                 1
      Investments                                           (98)             (137)
      Foreign currency related items                          -                 -
      Futures contracts and options written                   -                 -
      Investment securities sold short                        -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                        (821)             (260)
        Foreign currency related items                        -                 -
        Futures contracts and options written                 -                 -
        Investment securities sold short                      -                 -
                                             -------------------  ----------------
                                             -------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         (798)             (393)
                                             -------------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                 -                 -
   From net realized gains on
      investment transactions                                 -                 -
                                             -------------------  ----------------
                                             -------------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           -                 -
                                             -------------------  ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                      19,087             3,586
   Reinvestment of distributions                              -                 -
   Cost of shares redeemed                               (4,076)           (1,224)
                                             -------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                    15,011             2,362
                                             -------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                    14,213             1,969

NET ASSETS BEGINNING OF PERIOD                                -                 -
                                             -------------------  ----------------

NET ASSETS END OF PERIOD                               $ 14,213           $ 1,969
                                             ===================  ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                               $ 116               $ 3
                                             ===================  ================

(1)SHARE TRANSACTIONS
   Shares sold                                            2,071               392
   Reinvestment of distributions                              -                 -
   Shares redeemed                                         (429)             (141)
                                             -------------------  ----------------
   Net increase (decrease)                                1,642               251
---------------------------------------------===================  ================

(a) Period from January 15, 2002 (commencement of operations).

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED DECEMBER 31, 2002



                                                  JNL/S&P           JNL/S&P Equity        JNL/S&P Equity          JNL/S&P
                                               Core Index 75          Aggressive            Aggressive            Equity
OPERATIONS                                        Fund (a)          Growth Fund I         Growth Fund II       Growth Fund I
                                             -------------------  -------------------  --------------------- ------------------
   Net investment income (loss)                            $ 27                  $ 2                    $ 1               $ 19
   Net realized gain (loss) on:
      Distributions from investment companies                 2                   24                      1                 80
      Investments                                           (30)              (6,269)                  (614)           (25,271)
      Foreign currency related items                          -                    -                      -                  -
      Futures contracts and options written                   -                    -                      -                  -
      Investment securities sold short                        -                    -                      -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                        (354)              (3,433)                   (59)            (9,343)
        Foreign currency related items                        -                    -                      -                  -
        Futures contracts and options written                 -                    -                      -                  -
        Investment securities sold short                      -                    -                      -                  -
                                             -------------------  -------------------  --------------------- ------------------
                                             -------------------  -------------------  --------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         (355)              (9,676)                  (671)           (34,515)
                                             -------------------  -------------------  --------------------- ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                 -                  (26)                    (2)              (130)
   From net realized gains on
      investment transactions                                 -                    -                    (77)                 -
                                             -------------------  -------------------  --------------------- ------------------
                                             -------------------  -------------------  --------------------- ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           -                  (26)                   (79)              (130)
                                             -------------------  -------------------  --------------------- ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                       5,691               10,979                    231             39,071
   Reinvestment of distributions                              -                   26                     79                130
   Cost of shares redeemed                                 (876)             (10,969)                  (875)           (44,839)
                                             -------------------  -------------------  --------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                     4,815                   36                   (565)            (5,638)
                                             -------------------  -------------------  --------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                     4,460               (9,666)                (1,315)           (40,283)

NET ASSETS BEGINNING OF PERIOD                                -               41,038                  2,825            145,413
                                             -------------------  -------------------  --------------------- ------------------

NET ASSETS END OF PERIOD                                $ 4,460             $ 31,372                $ 1,510          $ 105,130
                                             ===================  ===================  ===================== ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                $ 27                  $ 2                    $ 1               $ 19
                                             ===================  ===================  ===================== ==================

(1)SHARE TRANSACTIONS
   Shares sold                                              643                1,298                     28              4,530
   Reinvestment of distributions                              -                    4                     11                 17
   Shares redeemed                                         (102)              (1,317)                  (110)            (5,385)
                                             -------------------  -------------------  --------------------- ------------------
   Net increase (decrease)                                  541                  (15)                   (71)              (838)
---------------------------------------------===================  ===================  ===================== ==================


                                                   JNL/S&P               JNL/S&P                 JNL/S&P               JNL/S&P
                                                   Equity                Moderate               Moderate              Moderate
OPERATIONS                                     Growth Fund II          Growth Fund            Growth Fund I        Growth Fund II
                                             --------------------  ---------------------  ----------------------  ------------------
   Net investment income (loss)                              $ 8                  $ 189                 $ 4,012               $ 243
   Net realized gain (loss) on:
      Distributions from investment companies                  3                      6                     463                   5
      Investments                                         (2,301)                (4,427)                (15,872)             (2,225)
      Foreign currency related items                           -                      -                       -                   -
      Futures contracts and options written                    -                      -                       -                   -
      Investment securities sold short                         -                      -                       -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                          (20)                (2,046)                (32,917)             (1,063)
        Foreign currency related items                         -                      -                       -                   -
        Futures contracts and options written                  -                      -                       -                   -
        Investment securities sold short                       -                      -                       -                   -
                                             --------------------  ---------------------  ----------------------  ------------------
                                             --------------------  ---------------------  ----------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        (2,310)                (6,278)                (44,314)             (3,040)
                                             --------------------  ---------------------  ----------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                (13)                  (364)                 (4,348)               (258)
   From net realized gains on
      investment transactions                               (195)                     -                       -                   -
                                             --------------------  ---------------------  ----------------------  ------------------
                                             --------------------  ---------------------  ----------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         (208)                  (364)                 (4,348)               (258)
                                             --------------------  ---------------------  ----------------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                        1,109                  6,113                 174,552               6,211
   Reinvestment of distributions                             208                    364                   4,348                 258
   Cost of shares redeemed                                (2,824)                (8,648)                (97,436)             (4,598)
                                             --------------------  ---------------------  ----------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                     (1,507)                (2,171)                 81,464               1,871
                                             --------------------  ---------------------  ----------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                     (4,025)                (8,813)                 32,802              (1,427)

NET ASSETS BEGINNING OF PERIOD                             9,472                 34,317                 298,741              17,900
                                             --------------------  ---------------------  ----------------------  ------------------

NET ASSETS END OF PERIOD                                 $ 5,447               $ 25,504               $ 331,543            $ 16,473
                                             ====================  =====================  ======================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                  $ 8                  $ 189                 $ 4,012               $ 243
                                             ====================  =====================  ======================  ==================

(1)SHARE TRANSACTIONS
   Shares sold                                               143                    823                  17,377                 716
   Reinvestment of distributions                              31                     55                     471                  33
   Shares redeemed                                          (367)                (1,249)                 (9,946)               (546)
                                             --------------------  ---------------------  ----------------------  ------------------
   Net increase (decrease)                                  (193)                  (371)                  7,902                 203
---------------------------------------------====================  =====================  ======================  ==================


                                                 JNL/S&P Very         JNL/S&P Very
                                                  Aggressive           Aggressive
OPERATIONS                                      Growth Fund I        Growth Fund II
                                             ---------------------  -----------------
   Net investment income (loss)                             $ (22)               $ -
   Net realized gain (loss) on:
      Distributions from investment companies                  32                  1
      Investments                                          (7,349)              (465)
      Foreign currency related items                            -                  -
      Futures contracts and options written                     -                  -
      Investment securities sold short                          -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                        (6,436)              (280)
        Foreign currency related items                          -                  -
        Futures contracts and options written                   -                  -
        Investment securities sold short                        -                  -
                                             ---------------------  -----------------
                                             ---------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        (13,775)              (744)
                                             ---------------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                 (37)                (2)
   From net realized gains on
      investment transactions                                   -                  -
                                             ---------------------  -----------------
                                             ---------------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (37)                (2)
                                             ---------------------  -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                        11,804                303
   Reinvestment of distributions                               37                  2
   Cost of shares redeemed                                (14,259)              (820)
                                             ---------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                      (2,418)              (515)
                                             ---------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                     (16,230)            (1,261)

NET ASSETS BEGINNING OF PERIOD                             58,358              3,159
                                             ---------------------  -----------------

NET ASSETS END OF PERIOD                                 $ 42,128            $ 1,898
                                             =====================  =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                   $ -                $ -
                                             =====================  =================

(1)SHARE TRANSACTIONS
   Shares sold                                              1,328                 38
   Reinvestment of distributions                                5                  -
   Shares redeemed                                         (1,678)              (103)
                                             ---------------------  -----------------
   Net increase (decrease)                                   (345)               (65)
---------------------------------------------=====================  =================

(a) Period from January 15, 2002 (commencement of operations).

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                                                                 JNL/Salomon
                                                 JNL/Salomon          JNL/Salomon          JNL/Salomon            Brothers
                                                  Brothers              Brothers            Brothers           U.S. Government
                                                  Balanced            Global Bond          High Yield             & Quality
OPERATIONS                                          Fund                  Fund              Bond Fund             Bond Fund
                                             --------------------  ------------------- --------------------  --------------------
   Net investment income (loss)                            $ 363              $ 7,263              $ 1,896              $ 10,347
   Net realized gain (loss) on:
      Distributions from investment companies                  -                    -                    -                     -
      Investments                                            215                 (266)                (939)                3,396
      Foreign currency related items                           -                   (7)                   -                     -
      Futures contracts and options written                    -                    -                    -                 3,312
      Investment securities sold short                         -                    -                    -                     -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                       (1,993)               2,601                   80                 8,281
        Foreign currency related items                         -                    8                    -                     -
        Futures contracts and options written                  -                    -                    -                 1,133
        Investment securities sold short                       -                    -                    -                     -
                                             --------------------  ------------------- --------------------  --------------------
                                             --------------------  ------------------- --------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        (1,415)               9,599                1,037                26,469
                                             --------------------  ------------------- --------------------  --------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                  -               (7,268)              (1,885)              (10,373)
   From net realized gains on
      investment transactions                                  -                    -                    -                (3,322)
                                             --------------------  ------------------- --------------------  --------------------
                                             --------------------  ------------------- --------------------  --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            -               (7,268)              (1,885)              (13,695)
                                             --------------------  ------------------- --------------------  --------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                        6,543               48,804               11,000               166,665
   Reinvestment of distributions                               -                7,268                1,885                13,695
   Cost of shares redeemed                                (7,772)             (55,832)             (15,178)             (115,144)
                                             --------------------  ------------------- --------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                     (1,229)                 240               (2,293)               65,216
                                             --------------------  ------------------- --------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS                     (2,644)               2,571               (3,141)               77,990

NET ASSETS BEGINNING OF PERIOD                            18,097              123,310               20,220               226,275
                                             --------------------  ------------------- --------------------  --------------------

NET ASSETS END OF PERIOD                                $ 15,453            $ 125,881             $ 17,079             $ 304,265
                                             ====================  =================== ====================  ====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                $ 362                $ 164                 $ 20                  $ 70
                                             ====================  =================== ====================  ====================

(1)SHARE TRANSACTIONS
   Shares sold                                               657                4,555                1,465                14,057
   Reinvestment of distributions                               -                  684                  270                 1,150
   Shares redeemed                                          (796)              (5,239)              (2,013)               (9,870)
                                             --------------------  ------------------- --------------------  --------------------
   Net increase (decrease)                                  (139)                   -                 (278)                5,337
---------------------------------------------====================  =================== ====================  ====================


                                                 JNL/T.Rowe           JNL/T.Rowe             JNL/T.Rowe
                                                   Price                 Price                  Price
                                                Established             Mid-Cap                 Value
OPERATIONS                                      Growth Fund           Growth Fund               Fund
                                            --------------------- --------------------  ----------------------
   Net investment income (loss)                            $ 229             $ (2,076)                $ 2,070
   Net realized gain (loss) on:
      Distributions from investment companie                   -                    -                       -
      Investments                                        (37,805)              (4,041)                 (3,825)
      Foreign currency related items                        (104)                   -                      (5)
      Futures contracts and options written                    -                    -                       -
      Investment securities sold short                         -                    -                       -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                      (71,901)             (74,681)                (38,779)
        Foreign currency related items                         2                    -                       -
        Futures contracts and options writte                   -                    -                       -
        Investment securities sold short                       -                    -                       -
                                            --------------------- --------------------  ----------------------
                                            --------------------- --------------------  ----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      (109,579)             (80,798)                (40,539)
                                            --------------------- --------------------  ----------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                               (379)                   -                     (13)
   From net realized gains on
      investment transactions                                  -                    -                    (449)
                                            --------------------- --------------------  ----------------------
                                            --------------------- --------------------  ----------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         (379)                   -                    (462)
                                            --------------------- --------------------  ----------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                      108,096              405,189                 133,579
   Reinvestment of distributions                             379                    -                     462
   Cost of shares redeemed                              (156,255)            (442,092)                (89,342)
                                            --------------------- --------------------  ----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                    (47,780)             (36,903)                 44,699
                                            --------------------- --------------------  ----------------------

NET INCREASE (DECREASE) IN NET ASSETS                   (157,738)            (117,701)                  3,698

NET ASSETS BEGINNING OF PERIOD                           474,105              366,028                 216,408
                                            --------------------- --------------------  ----------------------

NET ASSETS END OF PERIOD                               $ 316,367            $ 248,327               $ 220,106
                                            ===================== ====================  ======================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                 $ 92                  $ -                 $ 2,065
                                            ===================== ====================  ======================

(1)SHARE TRANSACTIONS
   Shares sold                                             7,455               19,747                  13,297
   Reinvestment of distributions                              30                    -                      50
   Shares redeemed                                       (11,115)             (21,821)                 (8,956)
                                            --------------------- --------------------  ----------------------
   Net increase (decrease)                                (3,630)              (2,074)                  4,391
--------------------------------------------===================== ====================  ======================

JNL SERIES TRUST
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                                             Investment Operations
                                   ---------------------------------------------                     Distributions from
                         Net Asset ---------------------------------------------                      Net Realized
                           Value        Net       Net Realized      Total from     Distributions from   Gains on
                         Beginning  Investment    & Unrealized      Investment     Net Investment      Investment
     Period Ended        of Period  Income (Loss) Gains (Losses)     Operations         Income         Transactions
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

       12/31/03           $ 8.16     $(0.02)         $ 2.47           $ 2.45           $    -           $       -
       12/31/02            10.97      (0.03)          (2.76)           (2.79)               -               (0.02)
   10/29(a)-12/31/01       10.00          -            0.97             0.97                -                   -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/AIM PREMIER EQUITY II FUND

       12/31/03             7.90          -            1.79             1.79                -                   -
       12/31/02            11.05      (0.03)          (3.09)           (3.12)               -               (0.03)
   10/29(a)-12/31/01       10.00          -            1.05             1.05                -                   -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

       12/31/03             8.43      (0.05)           3.29             3.24                -                   -
       12/31/02            11.60      (0.07)          (3.10)           (3.17)               -                   -
   10/29(a)-12/31/01       10.00      (0.01)           1.61             1.60                -                   -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

       12/31/03            10.91      (0.03)           3.88             3.85                -                   -
       12/31/02            16.33      (0.04)          (5.38)           (5.42)               -                   -
       12/31/01            18.58      (0.04)          (2.18)           (2.22)               -               (0.03)
       12/31/00            22.91      (0.01)          (3.08)           (3.09)               -               (1.24)
       12/31/99            18.95      (0.03)           6.42             6.39                -               (2.43)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/ALLIANCE CAPITAL GROWTH FUND

       12/31/03             7.98       0.01            1.93             1.94                -                   -
       12/31/02            11.57      (0.01)          (3.58)           (3.59)               -                   -
       12/31/01            13.55          -           (1.97)           (1.97)           (0.01)                  -
       12/31/00            16.64          -           (2.93)           (2.93)               -               (0.16)
       12/31/99            13.28      (0.01)           3.76             3.75                -               (0.39)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/CURIAN ENHANCED S&P 500 STOCK INDEX FUND

       12/31/03             6.16       0.03            1.76             1.79            (0.02)                  -
       12/31/02             8.21       0.04           (2.09)           (2.05)               -                   -
       12/31/01             9.34       0.03           (1.13)           (1.10)           (0.03)                  -
       12/31/00            10.58       0.04           (1.24)           (1.20)           (0.03)              (0.01)
   05/16(a)-12/31/99       10.00       0.03            0.65             0.68            (0.03)              (0.07)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/CURIAN S&P 400 MIDCAP INDEX FUND

       12/31/03             8.55       0.03            2.92             2.95            (0.03)                  -
   01/15(a)-12/31/02       10.00       0.06           (1.45)           (1.39)           (0.06)                  -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


                                                           Supplemental Data
                                                 ----------------------------------------
                                                 ----------------------------------------    Ratio of
                                      Net Asset               Net Assets,                  Expenses to
                          Return of   Value, End    Total    End of Period    Portfolio    Average Net
     Period Ended          Capital    of Period   Return(b)  (in thousands) Turnover (d)   Assets (c)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

       12/31/03              $ -        $  10.61      30.02 %    $ 36,421    140.00%             1.10%
       12/31/02                -            8.16     (25.47)        6,857    180.06              1.10
   10/29(a)-12/31/01           -           10.97       9.70         6,058    14.935              1.10

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/AIM PREMIER EQUITY II FUND

       12/31/03                            -           22.66                        63.5677      1.05
       12/31/02                            -          (28.23)                       90.1447      1.05
   10/29(a)-12/31/01                       -          110.50                         5.8101      1.05

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

       12/31/03                            -          138.43                        30.1740      1.15
       12/31/02                            -          (27.32)                       46.2215      1.15
   10/29(a)-12/31/01                       -          116.00                         3.8665      1.15

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

       12/31/03                            -          135.29                       168.097       1.08
       12/31/02                            -          (33.19)                      236.639       1.08
       12/31/01                            -          (11.97)                      386.802       1.07
       12/31/00                            -          (13.44)                      488.347       1.07
       12/31/99                            -          233.80                       122.589       1.07

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/ALLIANCE CAPITAL GROWTH FUND

       12/31/03                            -           24.31                       149.698       0.88
       12/31/02                            -          (31.03)                       54.1391      0.88
       12/31/01                            -          (14.57)                      165.211       0.87
       12/31/00                            -          (17.59)                       47.0181      0.87
       12/31/99                            -          128.23                        51.1556      0.88

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/CURIAN ENHANCED S&P 500 STOCK INDEX FUND

       12/31/03                            -           29.09                       123.9468      0.87
       12/31/02                            -          (24.94)                       63.0871      0.89
       12/31/01                            -          (11.78)                       55.9715      0.90
       12/31/00                            -          (11.38)                       57.1422      0.90
   05/16(a)-12/31/99                       -          106.85                        34.3941      0.90

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/CURIAN S&P 400 MIDCAP INDEX FUND

       12/31/03                            -          134.55                        18.3477      0.60
   01/15(a)-12/31/02                       -          (13.94)                       60.0028      0.60

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------




                                          Assuming No Expense Reimburse-
                                           ment or Fees Paid Indirectly
                                         --------------------------------
                                         --------------------------------
                           Ratio of Net                     Ratio of Net
                            Investment      Ratio of         Investment
                           Income (Loss)  Expenses to       Income (Loss)
                            to Average     Average Net       to Average
     Period Ended           Net Assets (c) Assets (c)        Net Assets (c)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

       12/31/03                   (0.41)%         1.18 %           (0.49)%
       12/31/02                   (0.33)            1.15           (0.38)
   10/29(a)-12/31/01              (0.26)            1.32           (0.48)

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/AIM PREMIER EQUITY II FUND

       12/31/03                    0.05             1.09            0.01
       12/31/02                   (0.38)            1.09           (0.42)
   10/29(a)-12/31/01              (0.04)            1.26           (0.25)

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

       12/31/03                   (0.89)            1.19           (0.93)
       12/31/02                   (0.83)            1.17           (0.85)
   10/29(a)-12/31/01              (0.74)            1.24           (0.83)

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

       12/31/03                   (0.27)            1.15           (0.34)
       12/31/02                   (0.25)             n/a             n/a
       12/31/01                   (0.23)             n/a             n/a
       12/31/00                   (0.03)             n/a             n/a
       12/31/99                   (0.22)             n/a             n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/ALLIANCE CAPITAL GROWTH FUND

       12/31/03                    0.11             0.91            0.08
       12/31/02                   (0.10)            0.89           (0.11)
       12/31/01                    0.05             0.90            0.02
       12/31/00                    0.01              n/a             n/a
       12/31/99                   (0.07)             n/a             n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/CURIAN ENHANCED S&P 500 STOCK INDEX FUND

       12/31/03                    0.87             0.89            0.85
       12/31/02                    0.69             0.90            0.68
       12/31/01                    0.44              n/a             n/a
       12/31/00                    0.56              n/a             n/a
   05/16(a)-12/31/99               0.56              n/a             n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/CURIAN S&P 400 MIDCAP INDEX FUND

       12/31/03                    0.65             0.61            0.64
   01/15(a)-12/31/02               0.60             0.61            0.59

-------------------------------------------------------------------------
-------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

JNL SERIES TRUST
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                                             Investment Operations
                                   ---------------------------------------------                     Distributions from
                         Net Asset ---------------------------------------------                      Net Realized
                           Value        Net       Net Realized      Total from     Distributions from   Gains on
                         Beginning  Investment    & Unrealized      Investment     Net Investment      Investment
     Period Ended        of Period  Income (Loss) Gains (Losses)     Operations         Income         Transactions
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

JNL/CURIAN S&P 500 INDEX FUND

       12/31/03           $ 7.79        $ 0.03         $ 2.13         $ 2.16         $   (0.08)         $ (0.03)
   01/15(a)-12/31/02       10.00          0.05          (2.26)         (2.21)                -                -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/CURIAN SMALL CAP INDEX FUND

       12/31/03             7.94           0.05          3.59           3.64            (0.04)            (0.08)
   01/15(a)-12/31/02       10.00           0.08         (2.06)         (1.98)           (0.08)                -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

       12/31/03            11.45           0.09          2.72           2.81            (0.09)                -
       12/31/02            14.53           0.10         (3.08)         (2.98)           (0.10)                -
       12/31/01            16.21           0.07         (1.67)         (1.60)           (0.07)            (0.01)
       12/31/00            18.47           0.08         (0.08)             -            (0.09)            (2.17)
       12/31/99            15.91           0.11          3.63           3.74            (0.11)            (1.07)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

       12/31/03            12.01          (0.10)         4.90           4.80                -                 -
       12/31/02            15.55          (0.08)        (3.46)         (3.54)               -                 -
       12/31/01            14.20          (0.41)         1.97           1.56                -             (0.21)
       12/31/00            16.97          (0.04)        (2.23)         (2.27)               -             (0.50)
       12/31/99            14.82          (0.04)         2.88           2.84                -             (0.69)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/JANUS AGGRESSIVE GROWTH FUND

       12/31/03            13.03          (0.04)         4.66           4.62                -                 -
       12/31/02            18.55          (0.04)        (5.48)         (5.52)               -                 -
       12/31/01            26.65              -         (8.04)         (8.04)           (0.01)            (0.05)
       12/31/00            39.97           0.16         (8.45)         (8.29)           (0.51)            (4.52)
       12/31/99            22.09          (0.06)        20.87          20.81                -             (2.93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/JANUS BALANCED FUND

       12/31/03             8.26           0.12          1.01           1.13            (0.12)               -
       12/31/02             9.05           0.20         (0.80)         (0.60)           (0.19)               -
       12/31/01             9.69           0.21         (0.65)         (0.44)           (0.20)               -
   05/01(a)-12/31/00       10.00           0.11         (0.31)         (0.20)           (0.11)               -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/JANUS CAPITAL GROWTH FUND

       12/31/03             9.79          (0.06)         3.55           3.49                -                -
       12/31/02            13.83          (0.07)        (3.97)         (4.04)               -                -
       12/31/01            23.55          (0.11)        (9.35)         (9.46)               -                -
       12/31/00            43.62          (0.20)       (14.90)        (15.10)               -                -
       12/31/99            20.73          (0.13)        25.85          25.72                -                -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------



                                                           Supplemental Data
                                                 ----------------------------------------
                                                 ----------------------------------------    Ratio of
                                      Net Asset               Net Assets,                  Expenses to
                          Return of   Value, End    Total    End of Period    Portfolio    Average Net
     Period Ended          Capital    of Period   Return(b)  (in thousands) Turnover (d)   Assets (c)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

JNL/CURIAN S&P 500 INDEX FUND

       12/31/03               $ -        $ 9.84       27.79 %    $ 190,338       8.90%          0.60%
   01/15(a)-12/31/02            -          7.79      (22.10)        46,776       1.89           0.60

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/CURIAN SMALL CAP INDEX FUND

       12/31/03                 -          11.46       45.88        76,130      38.17           0.60
   01/15(a)-12/31/02            -           7.94      (19.79)       20,027      49.44           0.60

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

       12/31/03                 -          14.17       24.54       245,913      80.50           0.97
       12/31/02                 -          11.45      (20.53)      149,242      94.37           0.97
       12/31/01                 -          14.53       (9.83)      174,813     102.56           0.97
       12/31/00                 -          16.21        0.28       146,888     192.40           0.97
       12/31/99                 -          18.47       23.55        95,329     124.71           0.99

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

       12/31/03                 -          16.81       39.97       109,972      70.06           1.05
       12/31/02                 -          12.01      (22.77)       76,198      71.45           1.05
       12/31/01                 -          15.55       11.00       112,967      65.36           1.05
       12/31/00                 -          14.20      (13.25)       77,200      89.43           1.05
       12/31/99                 -          16.97       19.27        61,504      61.69           1.05

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/JANUS AGGRESSIVE GROWTH FUND

       12/31/03                 -          17.65       35.46       257,852      78.47           1.04
       12/31/02                 -          13.03      (29.76)      215,884     117.19           1.02
       12/31/01                 -          18.55      (30.18)      436,946     100.02           0.99
       12/31/00                 -          26.65      (20.97)      744,972      61.65           0.98
       12/31/99                 -          39.97       94.43       654,546      95.06           1.01

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/JANUS BALANCED FUND

       12/31/03                 -           9.27       13.73       114,262      60.48           1.05
       12/31/02                 -           8.26       (6.57)       75,591      90.71           1.05
       12/31/01                 -           9.05       (4.49)       72,281     105.66           1.05
   05/01(a)-12/31/00            -           9.69       (2.00)       44,294      41.10           1.05

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/JANUS CAPITAL GROWTH FUND

       12/31/03                 -          13.28       35.65       158,013      31.95           1.05
       12/31/02                 -           9.79      (29.21)      135,669      56.03           1.04
       12/31/01                 -          13.83      (40.19)      260,726      96.69           1.01
       12/31/00                 -          23.55      (34.74)      496,830     110.81           0.99
       12/31/99                 -          43.62      124.19       509,086     102.26           1.03

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------



                                          Assuming No Expense Reimburse-
                                           ment or Fees Paid Indirectly
                                         --------------------------------
                                         --------------------------------
                           Ratio of Net                     Ratio of Net
                            Investment      Ratio of         Investment
                           Income (Loss)  Expenses to       Income (Loss)
                            to Average     Average Net       to Average
     Period Ended           Net Assets (c) Assets (c)        Net Assets (c)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/CURIAN S&P 500 INDEX FUND

       12/31/03                    1.22 %           0.61 %           1.21 %
   01/15(a)-12/31/02               1.15             0.61             1.14

----------------------------------------------------------------------------
----------------------------------------------------------------------------
JNL/CURIAN SMALL CAP INDEX FUND

       12/31/03                    0.75             0.61             0.74
   01/15(a)-12/31/02               0.96             0.62             0.94

----------------------------------------------------------------------------
----------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

       12/31/03                    0.83             1.01             0.79
       12/31/02                    0.78             1.00             0.75
       12/31/01                    0.58             0.99             0.56
       12/31/00                    0.57              n/a             n/a
       12/31/99                    0.97              n/a             n/a

----------------------------------------------------------------------------
----------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

       12/31/03                   (0.75)            1.10            (0.80)
       12/31/02                   (0.49)            1.08            (0.52)
       12/31/01                   (0.31)            1.07            (0.33)
       12/31/00                   (0.30)             n/a             n/a
       12/31/99                   (0.35)             n/a             n/a

----------------------------------------------------------------------------
----------------------------------------------------------------------------
JNL/JANUS AGGRESSIVE GROWTH FUND

       12/31/03                   (0.28)            1.08            (0.32)
       12/31/02                   (0.18)            1.10            (0.26)
       12/31/01                    0.05             1.02             0.02
       12/31/00                    0.25              n/a             n/a
       12/31/99                   (0.40)             n/a             n/a

----------------------------------------------------------------------------
----------------------------------------------------------------------------
JNL/JANUS BALANCED FUND

       12/31/03                    1.64             1.07             1.62
       12/31/02                    2.11             1.07             2.09
       12/31/01                    2.48             1.06             2.47
   05/01(a)-12/31/00               2.42              n/a             n/a

----------------------------------------------------------------------------
----------------------------------------------------------------------------
JNL/JANUS CAPITAL GROWTH FUND

       12/31/03                   (0.51)            1.07            (0.53)
       12/31/02                   (0.51)            1.09            (0.56)
       12/31/01                   (0.61)            1.03            (0.63)
       12/31/00                   (0.67)             n/a             n/a
       12/31/99                   (0.75)             n/a             n/a

----------------------------------------------------------------------------
----------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

JNL SERIES TRUST
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                                             Investment Operations
                                   ---------------------------------------------                     Distributions from
                         Net Asset ---------------------------------------------                      Net Realized
                           Value        Net       Net Realized      Total from     Distributions from   Gains on
                         Beginning  Investment    & Unrealized      Investment     Net Investment      Investment
     Period Ended        of Period  Income (Loss) Gains (Losses)     Operations         Income         Transactions
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/JANUS GLOBAL EQUITIES FUND

       12/31/03           $ 14.06     $ 0.13         $ 3.24           $ 3.37            $   -            $     -
       12/31/02             19.48       0.10          (5.38)           (5.28)           (0.14)                 -
       12/31/01             25.97       0.08          (6.19)           (6.11)           (0.35)             (0.03)
       12/31/00             35.69       0.07          (6.55)           (6.48)           (0.59)             (2.65)
       12/31/99             22.11          -          14.27            14.27                -              (0.69)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/JANUS GROWTH & INCOME FUND

       12/31/03              5.69       0.04           1.36             1.40            (0.03)                 -
       12/31/02              7.27       0.04          (1.62)           (1.58)               -                  -
       12/31/01              8.47       0.05          (1.19)           (1.14)           (0.06)                 -
       12/31/00              9.36       0.09          (0.89)           (0.80)           (0.09)                 -
       12/31/99              9.00       0.09           0.36             0.45            (0.09)                 -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

       12/31/03              5.56          -           2.19             2.19            (0.10)                 -
       12/31/02              7.75       0.07          (2.13)           (2.06)           (0.13)                 -
       12/31/01              9.79       0.09          (2.08)           (1.99)           (0.04)             (0.01)
       12/31/00             13.15       0.04          (2.10)           (2.06)           (0.06)             (1.24)
       12/31/99              9.82       0.06           3.67             3.73            (0.21)             (0.19)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

       12/31/03             10.23       0.04           2.92             2.96            (0.03)                 -
       12/31/02             11.97       0.03          (1.72)           (1.69)           (0.03)             (0.02)
       12/31/01             11.75       0.06           1.50             1.56            (0.06)             (1.28)
       12/31/00              9.63       0.03           2.40             2.43            (0.03)             (0.28)
       12/31/99              9.21       0.02           0.42             0.44            (0.02)                 -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

       12/31/03              9.40       0.01           3.64             3.65                -                  -
       12/31/02             11.40          -          (1.96)           (1.96)               -              (0.04)
       12/31/01             10.28       0.02           1.77             1.79            (0.02)             (0.65)
       12/31/00              8.84       0.02           1.45             1.47            (0.03)                 -
       12/31/99              8.70       0.03           0.14             0.17            (0.03)                 -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

       12/31/03             10.48       0.23           0.07             0.30            (0.19)             (0.12)
   01/15(a)-12/31/02        10.00       0.36           0.50             0.86            (0.36)             (0.02)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

       12/31/03              8.44       0.10           3.04             3.14            (0.13)                 -
   01/15(a)-12/31/02        10.00       0.15          (1.51)           (1.36)           (0.20)                 -

---------------------------------------------------------------------------------------------------------------------




                                                           Supplemental Data
                                                 ----------------------------------------
                                                 ----------------------------------------    Ratio of
                                      Net Asset               Net Assets,                  Expenses to
                          Return of   Value, End    Total    End of Period    Portfolio    Average Net
     Period Ended          Capital    of Period   Return(b)  (in thousands) Turnover (d)   Assets (c)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/JANUS GLOBAL EQUITIES FUND

       12/31/03              $ -        $  17.43      23.97 %    $ 197,288     120.39%       1.13%
       12/31/02                -           14.06     (27.12)       206,070      65.19        1.07
       12/31/01                -           19.48     (23.50)       389,796      93.37        1.05
       12/31/00                -           25.97     (18.28)       665,187      65.56        1.03
       12/31/99                -           35.69      64.58        597,241      61.60        1.06

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/JANUS GROWTH & INCOME FUND

       12/31/03                -            7.06      24.68         15,520      46.15        1.05
       12/31/02                -            5.69     (21.73)        13,840      52.16        1.05
       12/31/01                -            7.27     (13.51)        20,346      50.42        1.05
       12/31/00                -            8.47      (8.56)        23,212     160.19        1.04
       12/31/99                -            9.36       4.98          7,677     120.54        1.03

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

       12/31/03                -            7.65       39.43        29,609     131.90        1.12
       12/31/02                -            5.56      (26.59)        5,642     146.48        1.08
       12/31/01                -            7.75      (20.33)        7,304      82.18        1.07
       12/31/00                -            9.79      (15.45)        9,264     120.75        1.07
       12/31/99                -           13.15       38.02         7,777      66.82        1.08

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

       12/31/03                -           13.16       28.89       142,798      88.62        1.08
       12/31/02                -           10.23      (14.08)       76,890      98.18        1.08
       12/31/01                -           11.97       13.24        26,886     143.12        1.07
       12/31/00                -           11.75       25.37        15,478     134.53        1.07
       12/31/99                -            9.63        4.77         6,394     118.56        1.08

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

       12/31/03                -           13.05       38.83       155,191      70.95        1.13
       12/31/02                -            9.40      (17.22)       74,559      94.87        1.14
       12/31/01                -           11.40       17.34        35,164      78.01        1.15
       12/31/00                -           10.28       16.60        14,614      58.07        1.15
       12/31/99                -            8.84        1.96         6,313      53.35        1.15

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

       12/31/03               -            10.47        2.87        83,547      70.57        0.60
   01/15(a)-12/31/02          -            10.48        8.55        34,286      77.16        0.60

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

       12/31/03              -             11.45       37.31        97,126       1.66        0.65
   01/15(a)-12/31/02         -              8.44      (13.60)       26,518      32.40        0.65

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------



                                          Assuming No Expense Reimburse-
                                           ment or Fees Paid Indirectly
                                         --------------------------------
                                         --------------------------------
                           Ratio of Net                     Ratio of Net
                            Investment      Ratio of         Investment
                           Income (Loss)  Expenses to       Income (Loss)
                            to Average     Average Net       to Average
     Period Ended           Net Assets (c) Assets (c)        Net Assets (c)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/JANUS GLOBAL EQUITIES FUND

       12/31/03                0.70 %           1.18 %           0.65 %
       12/31/02                0.45             1.10             0.42
       12/31/01                0.42             1.06             0.41
       12/31/00                0.03              n/a             n/a
       12/31/99                0.01              n/a             n/a

---------------------------------------------------------------------------
---------------------------------------------------------------------------
JNL/JANUS GROWTH & INCOME FUND

       12/31/03                0.48             1.07             0.46
       12/31/02                0.52             1.07             0.50
       12/31/01                0.73             1.06             0.72
       12/31/00                1.61              n/a             n/a
       12/31/99                1.17              n/a             n/a

---------------------------------------------------------------------------
---------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

       12/31/03                0.75              n/a             n/a
       12/31/02                0.95              n/a             n/a
       12/31/01                1.07              n/a             n/a
       12/31/00                0.40              n/a             n/a
       12/31/99                0.53              n/a             n/a

---------------------------------------------------------------------------
---------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

       12/31/03                0.40             1.17             0.31
       12/31/02                0.41             1.12             0.37
       12/31/01                0.65             1.20             0.52
       12/31/00                0.37              n/a             n/a
       12/31/99                0.25              n/a             n/a

---------------------------------------------------------------------------
---------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

       12/31/03                0.17             1.20             0.10
       12/31/02               (0.03)            1.17            (0.06)
       12/31/01                0.32             1.21             0.26
       12/31/00                0.36              n/a             n/a
       12/31/99                0.43              n/a             n/a

---------------------------------------------------------------------------
---------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

       12/31/03                3.29              n/a             n/a
   01/15(a)-12/31/02           4.12              n/a             n/a

---------------------------------------------------------------------------
---------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

       12/31/03                1.59              n/a             n/a
   01/15(a)-12/31/02           1.56              n/a             n/a

---------------------------------------------------------------------------
---------------------------------------------------------------------------

(a)   Commencement of operations.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)   The Portfolio Turnover excludes dollar roll transactions.

JNL SERIES TRUST
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                                             Investment Operations
                                   ---------------------------------------------                     Distributions from
                         Net Asset ---------------------------------------------                      Net Realized
                           Value        Net       Net Realized      Total from     Distributions from   Gains on
                         Beginning  Investment    & Unrealized      Investment     Net Investment      Investment
     Period Ended        of Period  Income (Loss) Gains (Losses)     Operations         Income         Transactions
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

       12/31/03           $ 7.20       $ 0.03         $ 2.89          $ 2.92           $ -                   $ -
       12/31/02             9.27         0.03          (2.10)          (2.07)            -                     -
   05/01(a)-12/31/01       10.00         0.03          (0.76)          (0.73)            -                     -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

       12/31/03             7.03        (0.03)          1.28            1.25             -                     -
       12/31/02             9.41        (0.03)         (2.35)          (2.38)            -                     -
   05/01(a)-12/31/01       10.00         0.01          (0.59)          (0.58)        (0.01)                    -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

       12/31/03            11.60         0.13           0.42            0.55         (0.17)                (0.22)
       12/31/02            10.66         0.24           0.70            0.94             -                     -
       12/31/01            10.29         0.30           0.68            0.98         (0.28)                (0.33)
       12/31/00             9.64         0.45           0.68            1.13         (0.47)                (0.01)
       12/31/99            10.16         0.49          (0.52)          (0.03)        (0.49)                    -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA BALANCED FUND

       12/31/03           13.14          0.32           2.51            2.83         (0.30)                (0.12)
       12/31/02           14.00          0.42          (0.69)          (0.27)        (0.42)                (0.17)
       12/31/01           13.13          0.41           0.98            1.39         (0.44)                (0.08)
       12/31/00           12.60          0.50           0.52            1.02         (0.46)                (0.03)
       12/31/99           13.48          0.44          (0.45)          (0.01)        (0.44)                (0.43)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND

       12/31/03            7.79          0.55           0.90            1.45         (0.54)                    -
       12/31/02            8.29          0.66          (0.49)           0.17         (0.67)                    -
       12/31/01            8.60          0.79          (0.30)           0.49         (0.80)                    -
       12/31/00           10.13          0.98          (1.55)          (0.57)        (0.96)                    -
       12/31/99           10.89          0.88          (0.76)           0.12         (0.88)                    -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MONEY MARKET FUND

       12/31/03            1.00          0.01              -            0.01         (0.01)                    -
       12/31/02            1.00          0.01              -            0.01         (0.01)                    -
       12/31/01            1.00          0.03              -            0.03         (0.03)                    -
       12/31/00            1.00          0.06              -            0.06         (0.06)                    -
       12/31/99            1.00          0.05              -            0.05         (0.05)                    -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE FUND

       12/31/03           10.97          0.11           3.71            3.82         (0.03)                (0.06)
   09/30(a)-12/31/02      10.00          0.06           0.91            0.97             -                     -

---------------------------------------------------------------------------------------------------------------------



                                                           Supplemental Data
                                                 ----------------------------------------
                                                 ----------------------------------------    Ratio of
                                      Net Asset               Net Assets,                  Expenses to
                          Return of   Value, End    Total    End of Period    Portfolio    Average Net
     Period Ended          Capital    of Period   Return(b)  (in thousands) Turnover (d)   Assets (c)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

       12/31/03              $ -        $ 10.12      40.56 %    $ 104,625     38.02%          1.05 %
       12/31/02                -           7.20     (22.33)        50,522     64.05           1.05
   05/01(a)-12/31/01           -           9.27      (7.30)        59,841     44.80           1.05

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

       12/31/03                -          8.28       17.78        32,993      94.02           1.00
       12/31/02                -          7.03      (25.29)       17,846      55.58           1.00
   05/01(a)-12/31/01           -          9.41       (5.82)       13,557      58.88           1.00

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

       12/31/03               -          11.76        4.78       317,301     146.76           0.80
       12/31/02               -          11.60        8.85       211,362     116.05           0.80
       12/31/01               -          10.66        9.52        54,851     112.25           0.80
       12/31/00               -          10.29       11.75        21,715     221.61           0.93(e)
       12/31/99               -           9.64       (0.26)        9,451      91.12           0.80

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA BALANCED FUND

       12/31/03               -          15.55        21.57      303,892      54.21           0.80
       12/31/02               -          13.14        (1.93)     217,013      68.30           0.81
       12/31/01               -          14.00        10.57      212,196      42.38           0.81
       12/31/00               -          13.13         8.25      155,270      25.76           0.82
       12/31/99               -          12.60        (0.11)     143,012      35.02           0.82

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD FUND

       12/31/03              -            8.70        18.67      266,181      37.45           0.81
       12/31/02              -            7.79         2.05      161,094      61.00           0.82
       12/31/01              -            8.29         5.67      160,781      41.24           0.81
       12/31/00              -            8.60        (5.62)     144,516      62.41           0.82
       12/31/99              -           10.13         1.09      147,023      61.03           0.82

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MONEY MARKET FUND

       12/31/03              -            1.00         0.46      184,440        n/a           0.69
       12/31/02              -            1.00         1.07      214,520        n/a           0.69
       12/31/01              -            1.00         3.45      242,518        n/a           0.69
       12/31/00              -            1.00         5.83      185,012        n/a           0.70
       12/31/99              -            1.00         4.67      164,446        n/a           0.70

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE FUND

       12/31/03              -           14.70        34.80       54,532      16.19           0.85
   09/30(a)-12/31/02         -           10.97         9.70       18,004       8.64           0.85

------------------------------------------------------------------------------------------------------



                                          Assuming No Expense Reimburse-
                                           ment or Fees Paid Indirectly
                                         --------------------------------
                                         --------------------------------
                           Ratio of Net                     Ratio of Net
                            Investment      Ratio of         Investment
                           Income (Loss)  Expenses to       Income (Loss)
                            to Average     Average Net       to Average
     Period Ended           Net Assets (c) Assets (c)        Net Assets (c)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

       12/31/03                    0.57 %          n/a               n/a
       12/31/02                    0.44            n/a               n/a
   05/01(a)-12/31/01               0.54            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

       12/31/03                   (0.49)           n/a               n/a
       12/31/02                   (0.49)           n/a               n/a
   05/01(a)-12/31/01               0.17            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

       12/31/03                    2.02            n/a               n/a
       12/31/02                    3.23            n/a               n/a
       12/31/01                    4.35            n/a               n/a
       12/31/00                    5.98            n/a               n/a
       12/31/99                    5.41            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/PPM AMERICA BALANCED FUND

       12/31/03                    2.49             0.81             2.48
       12/31/02                    2.98             0.81             2.98
       12/31/01                    3.28            n/a               n/a
       12/31/00                    4.02            n/a               n/a
       12/31/99                    3.71            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD FUND

       12/31/03                    7.47            n/a               n/a
       12/31/02                    7.89            n/a               n/a
       12/31/01                    8.68            n/a               n/a
       12/31/00                   10.06            n/a               n/a
       12/31/99                    9.22            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/PPM AMERICA MONEY MARKET FUND

       12/31/03                    0.47            n/a               n/a
       12/31/02                    1.07            n/a               n/a
       12/31/01                    3.28            n/a               n/a
       12/31/00                    5.73            n/a               n/a
       12/31/99                    4.63            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/PPM AMERICA VALUE FUND

       12/31/03                    1.81             0.88             1.78
   09/30(a)-12/31/02               2.24             0.98             2.11

--------------------------------------------------------------------------

(a) Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.
(e)  The ratio of net operating expenses was 0.80%.

JNL SERIES TRUST
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                                             Investment Operations
                                   ---------------------------------------------                     Distributions from
                         Net Asset ---------------------------------------------                      Net Realized
                           Value        Net       Net Realized      Total from     Distributions from   Gains on
                         Beginning  Investment    & Unrealized      Investment     Net Investment      Investment
     Period Ended        of Period  Income (Loss) Gains (Losses)     Operations         Income         Transactions
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

       12/31/03           $ 13.04      $ 0.08         $ 3.47         $ 3.55         $ (0.05)             $      -
       12/31/02             17.18           -          (4.14)         (4.14)              -                     -
       12/31/01             22.91       (0.01)         (5.72)         (5.73)              -                     -
       12/31/00             28.45       (0.05)         (5.03)         (5.08)              -                 (0.46)
       12/31/99             22.88       (0.04)          6.76           6.72               -                 (1.15)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM INTERNATIONAL EQUITY FUND

       12/31/03              7.59        0.10           2.06           2.16           (0.14)                    -
       12/31/02              9.66        0.08          (2.07)         (1.99)          (0.08)                    -
       12/31/01             12.23        0.08          (2.56)         (2.48)          (0.07)                (0.02)
       12/31/00             16.79        0.08          (2.49)         (2.41)          (0.01)                (2.14)
       12/31/99             13.62        0.09           4.28           4.37           (0.16)                (1.04)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

       12/31/03              5.11       (0.03)          1.74           1.71               -                     -
       12/31/02              7.23       (0.04)         (2.08)         (2.12)              -                     -
       12/31/01              9.90       (0.05)         (2.62)         (2.67)              -                     -
   05/01(a)-12/31/00        10.00           -          (0.10)         (0.10)              -                     -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

       12/31/03              13.06       0.16           3.04           3.20           (0.17)                    -
       12/31/02              16.50       0.16          (3.44)         (3.28)          (0.16)                    -
       12/31/01              17.78       0.15          (1.27)         (1.12)          (0.16)                    -
       12/31/00              16.78       0.16           1.00           1.16           (0.16)                    -
       12/31/99              18.24       0.19          (0.38)         (0.19)          (0.20)                (1.07)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND

       12/31/03               5.67       0.03           1.62           1.65           (0.02)                    -
       12/31/02               7.46       0.05          (1.80)         (1.75)          (0.04)                    -
       12/31/01               9.47       0.19          (1.69)         (1.50)          (0.16)                (0.35)
   01/06(a)-12/31/00         10.00       0.05          (0.58)         (0.53)              -                     -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND I

       12/31/03               8.44       0.06          2.20            2.26           (0.13)                    -
       12/31/02              10.45       0.06         (1.97)          (1.91)          (0.10)                    -
       12/31/01              12.86       0.02         (1.38)          (1.36)          (0.35)                (0.70)
       12/31/00              14.69      (0.10)        (1.28)          (1.38)          (0.17)                (0.28)
       12/31/99              10.88      (0.15)         4.00            3.85           (0.04)                    -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND II

       12/31/03               6.96       0.09          1.73            1.82           (0.08)                    -
       12/31/02               8.99       0.08         (2.00)          (1.92)          (0.11)                    -
       12/31/01              11.36       0.07         (1.51)          (1.44)          (0.25)                (0.68)
       12/31/00              12.92      (0.01)        (1.16)          (1.17)          (0.14)                (0.25)
       12/31/99              10.05      (0.01)         2.89            2.88           (0.01)                    -

---------------------------------------------------------------------------------------------------------------------


                                                           Supplemental Data
                                                 ----------------------------------------
                                                 ----------------------------------------    Ratio of
                                      Net Asset               Net Assets,                  Expenses to
                          Return of   Value, End    Total    End of Period    Portfolio    Average Net
     Period Ended          Capital    of Period   Return(b)  (in thousands) Turnover (d)   Assets (c)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

       12/31/03             $   -        $ 16.54      27.23 %    $ 164,927         74.82%       1.00 %
       12/31/02                 -          13.04     (24.10)       153,303        123.47        0.99
       12/31/01                 -          17.18     (25.01)       282,049         91.77        0.96
       12/31/00                 -          22.91     (17.85)       497,299         77.67        0.94
       12/31/99                 -          28.45      29.41        454,393         74.67        0.97

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/PUTNAM INTERNATIONAL EQUITY FUND

       12/31/03                 -           9.61      28.53         96,811        113.94        1.23
       12/31/02                 -           7.59     (20.58)        78,272        134.52        1.18
       12/31/01                 -           9.66     (20.29)       103,972         66.42        1.17
       12/31/00                 -          12.23     (13.99)       126,812        138.12        1.17
       12/31/99                 -          16.79     132.11        105,034         26.19        1.18

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

       12/31/03                 -           6.82      33.46         28,909        116.81        1.05
       12/31/02                 -           5.11     (29.32)        18,647        116.70        1.05
       12/31/01                 -           7.23     (26.97)        29,541        211.61        1.05
   05/01(a)-12/31/00            -           9.90      (1.00)        46,122         58.67        1.05

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

       12/31/03                 -          16.09      24.55        309,732         67.86        0.98
       12/31/02                 -          13.06     (19.87)       256,100         62.19        0.98
       12/31/01                 -          16.50      (6.32)       347,246         82.54        0.96
       12/31/00                 -          17.78       6.96        422,750         86.43        0.96
       12/31/99                 -          16.78      (1.04)       319,454         72.23        0.98

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND

       12/31/03                 -          7.30       29.09         12,453          8.59        0.20
       12/31/02                 -          5.67      (23.49)        11,720         22.34        0.20
       12/31/01                 -          7.46      (15.86)        18,387         56.62        0.20
   01/06(a)-12/31/00            -          9.47       (5.30)        18,897         12.75        0.20

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND I

       12/31/03                 -         10.57       26.80        164,016          3.87        0.20
       12/31/02                 -          8.44      (18.26)        97,110         37.53        0.20
       12/31/01                 -         10.45      (10.58)       107,519         67.65        0.20
       12/31/00                 -         12.86       (9.37)        95,075         24.94        0.20
       12/31/99                 -         14.69       35.38         41,329         26.50        0.20

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND II

       12/31/03                 -          8.70       26.11          3,892         17.66        0.20
       12/31/02                 -          6.96      (21.37)         3,973         47.43        0.20
       12/31/01                 -          8.99      (12.75)         5,978         57.39        0.20
       12/31/00                 -         11.36       (9.04)         6,257         42.75        0.20
       12/31/99                 -         12.92       28.66          3,379         72.67        0.20

----------------------------------------------------------------------------------------------------------






                                          Assuming No Expense Reimburse-
                                           ment or Fees Paid Indirectly
                                         --------------------------------
                                         --------------------------------
                           Ratio of Net                     Ratio of Net
                            Investment      Ratio of         Investment
                           Income (Loss)  Expenses to       Income (Loss)
                            to Average     Average Net       to Average
     Period Ended           Net Assets (c) Assets (c)        Net Assets (c)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

       12/31/03                    0.45 %           1.07 %           0.38 %
       12/31/02                    0.23             1.05             0.17
       12/31/01                   (0.07)            0.99            (0.10)
       12/31/00                   (0.22)            0.95            (0.23)
       12/31/99                   (0.21)           n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/PUTNAM INTERNATIONAL EQUITY FUND

       12/31/03                    1.17             1.26             1.14
       12/31/02                    0.83             1.21             0.80
       12/31/01                    0.76             1.18             0.75
       12/31/00                    0.44            n/a               n/a
       12/31/99                    0.63            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

       12/31/03                   (0.52)            1.11            (0.58)
       12/31/02                   (0.62)            1.10            (0.67)
       12/31/01                   (0.46)            1.09            (0.50)
   05/01(a)-12/31/00              (0.09)            1.06            (0.10)

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

       12/31/03                    1.16             1.03             1.11
       12/31/02                    1.06             1.01             1.03
       12/31/01                    0.89             0.99             0.86
       12/31/00                    1.05             0.97             1.04
       12/31/99                    1.19            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND

       12/31/03                    0.35            n/a               n/a
       12/31/02                    0.22            n/a               n/a
       12/31/01                    0.42            n/a               n/a
   01/06(a)-12/31/00               0.99            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND I

       12/31/03                    0.97            n/a               n/a
       12/31/02                    0.77            n/a               n/a
       12/31/01                    1.16            n/a               n/a
       12/31/00                    1.62            n/a               n/a
       12/31/99                    1.22            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND II

       12/31/03                    0.85            n/a               n/a
       12/31/02                    0.74            n/a               n/a
       12/31/01                    1.04            n/a               n/a
       12/31/00                    1.53            n/a               n/a
       12/31/99                    1.26            n/a               n/a

--------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

JNL SERIES TRUST
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                                             Investment Operations
                                   ---------------------------------------------                     Distributions from
                         Net Asset ---------------------------------------------                      Net Realized
                           Value        Net       Net Realized      Total from     Distributions from   Gains on
                         Beginning  Investment    & Unrealized      Investment     Net Investment      Investment
     Period Ended        of Period  Income (Loss) Gains (Losses)     Operations         Income         Transactions
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P CONSERVATIVE GROWTH FUND

       12/31/03           $ 7.48       $ 0.11         $ 1.34         $ 1.45           $  1.34           $    -
       12/31/02             8.65         0.20          (1.25)         (1.05)            (0.12)               -
       12/31/01             9.54         0.29          (0.92)         (0.63)            (0.17)           (0.09)
   01/26(a)-12/31/00       10.00         0.27          (0.73)         (0.46)                -                -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P CONSERVATIVE GROWTH FUND I

       12/31/03             9.48         0.10           1.58           1.68             (0.25)               -
       12/31/02            10.54         0.10          (0.99)         (0.89)            (0.17)               -
       12/31/01            11.83         0.08          (0.65)         (0.57)            (0.34)           (0.38)
       12/31/00            12.45         0.11          (0.31)         (0.20)            (0.23)           (0.19)
       12/31/99            10.47        (0.06)          2.10           2.04             (0.06)               -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P CONSERVATIVE GROWTH FUND II

       12/31/03             7.86         0.19           1.44           1.63             (0.18)               -
       12/31/02             9.21         0.15          (1.32)         (1.17)            (0.18)               -
       12/31/01            10.07         0.12          (0.83)         (0.71)            (0.15)               -
       12/31/00            11.01         0.16          (0.80)         (0.64)            (0.30)               -
       12/31/99             9.54         0.06           1.48           1.54             (0.07)               -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 100 FUND

       12/31/03             8.66         0.03           1.88           1.91             (0.03)           (0.02)
   01/15(a)-12/31/02       10.00         0.07          (1.41)         (1.34)                -                -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 50 FUND

       12/31/03             7.84         0.03           2.39           2.42                 -                -
   01/15(a)-12/31/02       10.00         0.01          (2.17)         (2.16)                -                -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 75 FUND

       12/31/03             8.25         0.03           2.15           2.18             (0.02)           (0.02)
   01/15(a)-12/31/02       10.00         0.05          (1.80)         (1.75)                -                -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P EQUITY AGGRESSIVE GROWTH FUND I

       12/31/03             7.35         0.01           2.19           2.20                 -                -
       12/31/02             9.58            -          (2.22)         (2.22)            (0.01)               -
       12/31/01            12.59        (0.05)         (1.67)         (1.72)            (0.31)           (0.98)
       12/31/00            15.56        (0.21)         (2.17)         (2.38)            (0.17)           (0.42)
       12/31/99            10.75        (0.16)          5.02           4.86             (0.05)               -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P EQUITY AGGRESSIVE GROWTH FUND II

       12/31/03             6.99         0.01           1.96           1.97             (0.01)               -
       12/31/02             9.86         0.01          (2.50)         (2.49)            (0.01)           (0.37)
       12/31/01            12.46         0.02          (1.62)         (1.60)            (0.28)           (0.72)
       12/31/00            14.44        (0.17)         (1.45)         (1.62)            (0.07)           (0.29)
       12/31/99            10.36        (0.05)          4.15           4.10             (0.02)               -

---------------------------------------------------------------------------------------------------------------------



                                                           Supplemental Data
                                                 ----------------------------------------
                                                 ----------------------------------------    Ratio of
                                      Net Asset               Net Assets,                  Expenses to
                          Return of   Value, End    Total    End of Period    Portfolio    Average Net
     Period Ended          Capital    of Period   Return(b)  (in thousands) Turnover (d)   Assets (c)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/S&P CONSERVATIVE GROWTH FUND

       12/31/03             $   -        $ 8.84       19.40 %    $ 15,679       13.17 %      0.20 %
       12/31/02                 -          7.48      (12.16)       14,157       26.25        0.20
       12/31/01                 -          8.65       (6.60)       15,495       49.04        0.20
   01/26(a)-12/31/00            -          9.54       (4.60)        8,737       18.17        0.20

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/S&P CONSERVATIVE GROWTH FUND I

       12/31/03                 -         10.91      17.75        402,322        2.24        0.20
       12/31/02                 -          9.48      (8.48)       227,833       31.43        0.20
       12/31/01                 -         10.54      (4.78)       187,495       49.46        0.20
       12/31/00                 -         11.83      (1.55)       139,701       25.30        0.20
       12/31/99                 -         12.45      19.52         72,998       12.96        0.20

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/S&P CONSERVATIVE GROWTH FUND II

       12/31/03                 -          9.31      20.72         14,019       21.86        0.20
       12/31/02                 -          7.86     (12.74)        12,596       38.86        0.20
       12/31/01                 -          9.21      (7.00)        13,202       66.63        0.20
       12/31/00                 -         10.07      (5.77)         9,867       25.52        0.20
       12/31/99                 -         11.01      16.14          6,513       55.32        0.20

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 100 FUND

       12/31/03                 -         10.52      22.08         36,421        6.64        0.20
   01/15(a)-12/31/02            -          8.66     (13.40)        14,213       26.04        0.20

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 50 FUND

       12/31/03                 -         10.26      30.93          7,629       11.61        0.20
   01/15(a)-12/31/02            -          7.84     (21.60)         1,969       46.56        0.20

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 75 FUND

       12/31/03                 -         10.39      26.48         10,017       22.32        0.20
   01/15(a)-12/31/02            -          8.25     (17.50)         4,460       18.99        0.20

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/S&P EQUITY AGGRESSIVE GROWTH FUND I

       12/31/03                 -          9.55      29.94         51,344        9.22        0.20
       12/31/02                 -          7.35     (23.21)        31,372       41.22        0.20
       12/31/01                 -          9.58     (13.69)        41,038       75.09        0.20
       12/31/00                 -         12.59     (15.27)        40,471       28.62        0.20
       12/31/99                 -         15.56     145.25         18,680       41.60        0.20

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/S&P EQUITY AGGRESSIVE GROWTH FUND II

       12/31/03                 -          8.95      28.12          1,560       16.30        0.20
       12/31/02                 -          6.99     (25.19)         1,510       22.62        0.20
       12/31/01                 -          9.86     (12.85)         2,825       53.36        0.20
       12/31/00                 -         12.46     (11.18)         3,475       17.61        0.20
       12/31/99                 -         14.44     139.61            946      202.45        0.20

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------




                                          Assuming No Expense Reimburse-
                                           ment or Fees Paid Indirectly
                                         --------------------------------
                                         --------------------------------
                           Ratio of Net                     Ratio of Net
                            Investment      Ratio of         Investment
                           Income (Loss)  Expenses to       Income (Loss)
                            to Average     Average Net       to Average
     Period Ended           Net Assets (c) Assets (c)        Net Assets (c)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/S&P CONSERVATIVE GROWTH FUND

       12/31/03                   1.27 %          n/a %             n/a %
       12/31/02                   1.04            n/a               n/a
       12/31/01                   1.78            n/a               n/a
   01/26(a)-12/31/00              4.79            n/a               n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/S&P CONSERVATIVE GROWTH FUND I

       12/31/03                   1.79            n/a               n/a
       12/31/02                   1.75            n/a               n/a
       12/31/01                   2.42            n/a               n/a
       12/31/00                   3.53            n/a               n/a
       12/31/99                   3.97            n/a               n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/S&P CONSERVATIVE GROWTH FUND II

       12/31/03                   2.04            n/a               n/a
       12/31/02                   2.02            n/a               n/a
       12/31/01                   2.47            n/a               n/a
       12/31/00                   3.03            n/a               n/a
       12/31/99                   3.31            n/a               n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/S&P CORE INDEX 100 FUND

       12/31/03                   0.90            n/a               n/a
   01/15(a)-12/31/02              1.87            n/a               n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/S&P CORE INDEX 50 FUND

       12/31/03                   0.65            n/a               n/a
   01/15(a)-12/31/02              0.25            n/a               n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/S&P CORE INDEX 75 FUND

       12/31/03                   0.76            n/a               n/a
   01/15(a)-12/31/02              1.30            n/a               n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/S&P EQUITY AGGRESSIVE GROWTH FUND I

       12/31/03                   0.09            n/a               n/a
       12/31/02                   0.00            n/a               n/a
       12/31/01                   0.06            n/a               n/a
       12/31/00                   0.56            n/a               n/a
       12/31/99                  (0.09)           n/a               n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/S&P EQUITY AGGRESSIVE GROWTH FUND II

       12/31/03                   0.07            n/a               n/a
       12/31/02                   0.04            n/a               n/a
       12/31/01                   0.08            n/a               n/a
       12/31/00                   0.71            n/a               n/a
       12/31/99                   0.00            n/a               n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

JNL SERIES TRUST
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                                             Investment Operations
                                   ---------------------------------------------                     Distributions from
                         Net Asset ---------------------------------------------                      Net Realized
                           Value        Net       Net Realized      Total from     Distributions from   Gains on
                         Beginning  Investment    & Unrealized      Investment     Net Investment      Investment
     Period Ended        of Period  Income (Loss) Gains (Losses)     Operations         Income         Transactions
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P EQUITY GROWTH FUND I

       12/31/03           $ 7.45       $ 0.01         $ 2.19          $ 2.20           $    -            $        -
       12/31/02             9.73            -          (2.27)          (2.27)           (0.01)                    -
       12/31/01            12.59        (0.06)         (1.73)          (1.79)           (0.26)                (0.81)
       12/31/00            15.21        (0.18)         (1.96)          (2.14)           (0.15)                (0.33)
       12/31/99            10.64        (0.18)          4.77            4.59            (0.02)                    -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/S&P EQUITY GROWTH FUND II

       12/31/03             6.63         0.01           1.79            1.80            (0.01)                    -
       12/31/02             9.33         0.01          (2.44)          (2.43)           (0.02)                (0.25)
       12/31/01            11.89         0.02          (1.72)          (1.70)           (0.24)                (0.62)
       12/31/00            13.67        (0.11)         (1.31)          (1.42)           (0.10)                (0.26)
       12/31/99            10.04        (0.05)          3.69            3.64            (0.01)                    -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND

       12/31/03             6.54         0.08           1.58            1.66            (0.05)                    -
       12/31/02             8.03         0.14          (1.54)          (1.40)           (0.09)                    -
       12/31/01             9.19         0.27          (1.12)          (0.85)           (0.16)                (0.15)
   01/13(a)-12/31/00       10.00         0.17          (0.98)          (0.81)               -                     -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND I

       12/31/03             9.25         0.08           1.93            2.01            (0.19)                    -
       12/31/02            10.70         0.08          (1.41)          (1.33)           (0.12)                    -
       12/31/01            12.37         0.01          (0.92)          (0.91)           (0.32)                (0.44)
       12/31/00            13.42         0.03          (0.62)          (0.59)           (0.21)                (0.25)
       12/31/99            10.63        (0.11)          2.95            2.84            (0.05)                    -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND II

       12/31/03             7.85         0.14           1.67            1.81            (0.12)                    -
       12/31/02             9.44         0.11          (1.57)          (1.46)           (0.13)                    -
       12/31/01            11.22         0.11          (1.18)          (1.07)           (0.28)                (0.43)
       12/31/00            12.49         0.06          (0.88)          (0.82)           (0.17)                (0.28)
       12/31/99            10.22         0.05           2.28            2.33            (0.06)                    -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/S&P VERY AGGRESSIVE GROWTH FUND I

       12/31/03             7.62            -           2.33            2.33                -                     -
       12/31/02             9.93            -          (2.30)          (2.30)           (0.01)                    -
       12/31/01            13.08        (0.04)         (1.76)          (1.80)           (0.28)                (1.07)
       12/31/00            16.61        (0.29)         (2.56)          (2.85)           (0.18)                (0.50)
       12/31/99            11.19        (0.21)          5.68            5.47            (0.04)                (0.01)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/S&P VERY AGGRESSIVE GROWTH FUND II

       12/31/03             7.08            -           2.01            2.01                -                     -
       12/31/02             9.49            -          (2.40)          (2.40)           (0.01)                    -
       12/31/01            12.45         0.07          (1.56)          (1.49)           (0.36)                (1.11)
       12/31/00            15.37        (0.07)         (1.91)          (1.98)           (0.22)                (0.72)
       12/31/99            10.80        (0.07)          4.65            4.58                -                 (0.01)

-----------------------------------------------------------------------------------------------------------------------




                                                           Supplemental Data
                                                 ----------------------------------------
                                                 ----------------------------------------    Ratio of
                                      Net Asset               Net Assets,                  Expenses to
                          Return of   Value, End    Total    End of Period    Portfolio    Average Net
     Period Ended          Capital    of Period   Return(b)  (in thousands) Turnover (d)   Assets (c)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/S&P EQUITY GROWTH FUND I

       12/31/03               $ -        $  9.65       29.55 %    $ 175,618      7.74 %      0.20 %
       12/31/02                 -           7.45      (23.34)       105,130     36.47        0.20
       12/31/01                 -           9.73      (14.31)       145,413     76.59        0.20
       12/31/00                 -          12.59      (14.06)       135,523     28.83        0.20
       12/31/99                 -          15.21       43.19         60,879     34.62        0.20

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/S&P EQUITY GROWTH FUND II

       12/31/03                 -           8.42       27.15          6,439     17.51        0.20
       12/31/02                 -           6.63      (26.08)         5,447     36.35        0.20
       12/31/01                 -           9.33      (14.38)         9,472     74.49        0.20
       12/31/00                 -          11.89      (10.35)        11,243     18.49        0.20
       12/31/99                 -          13.67      136.29          4,733     59.07        0.20

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND

       12/31/03                 -           8.15       25.45         28,800     12.31        0.20
       12/31/02                 -           6.54      (17.37)        25,504     33.35        0.20
       12/31/01                 -           8.03       (9.32)        34,317     40.65        0.20
   01/13(a)-12/31/00            -           9.19       (8.10)        21,489     14.96        0.20

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND I

       12/31/03                 -          11.07       21.73        609,887      3.33        0.20
       12/31/02                 -           9.25      (12.40)       331,543     32.67        0.20
       12/31/01                 -          10.70       (7.34)       298,741     59.64        0.20
       12/31/00                 -          12.37       (4.35)       222,052     19.23        0.20
       12/31/99                 -          13.42       26.74        110,608     17.15        0.20

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND II

       12/31/03                 -           9.54       23.12         19,332     21.87        0.20
       12/31/02                 -           7.85      (15.51)        16,473     41.52        0.20
       12/31/01                 -           9.44       (9.48)        17,900     62.10        0.20
       12/31/00                 -          11.22       (6.57)        17,884     18.92        0.20
       12/31/99                 -          12.49       22.77         10,450     38.38        0.20

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/S&P VERY AGGRESSIVE GROWTH FUND I

       12/31/03                 -           9.95       30.58         60,193     13.41        0.20
       12/31/02                 -           7.62      (23.20)        42,128     39.74        0.20
       12/31/01                 -           9.93      (13.73)        58,358     92.20        0.20
       12/31/00                 -          13.08      (17.16)        57,841     29.95        0.20
       12/31/99                 -          16.61      148.86         23,588    141.89        0.20

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/S&P VERY AGGRESSIVE GROWTH FUND II

       12/31/03                 -           9.09       28.41          2,119      7.56        0.20
       12/31/02                 -           7.08      (25.32)         1,898     26.06        0.20
       12/31/01                 -           9.49      (11.97)         1,159     57.87        0.20
       12/31/00                 -          12.45      (12.86)         4,395     21.22        0.20
       12/31/99                 -          15.37      142.42          3,122    145.99        0.20

-------------------------------------------------------------------------------------------------------


                                          Assuming No Expense Reimburse-
                                           ment or Fees Paid Indirectly
                                         --------------------------------
                                         --------------------------------
                           Ratio of Net                     Ratio of Net
                            Investment      Ratio of         Investment
                           Income (Loss)  Expenses to       Income (Loss)
                            to Average     Average Net       to Average
     Period Ended           Net Assets (c) Assets (c)        Net Assets (c)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/S&P EQUITY GROWTH FUND I

       12/31/03                  0.18 %          n/a %             n/a %
       12/31/02                  0.02            n/a               n/a
       12/31/01                  0.09            n/a               n/a
       12/31/00                  0.52            n/a               n/a
       12/31/99                 (0.01)           n/a               n/a

------------------------------------------------------------------------
------------------------------------------------------------------------
JNL/S&P EQUITY GROWTH FUND II

       12/31/03                  0.17            n/a               n/a
       12/31/02                  0.11            n/a               n/a
       12/31/01                  0.13            n/a               n/a
       12/31/00                  0.62            n/a               n/a
       12/31/99                  0.20            n/a               n/a

------------------------------------------------------------------------
------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND

       12/31/03                  0.99            n/a               n/a
       12/31/02                  0.62            n/a               n/a
       12/31/01                  1.29            n/a               n/a
   01/13(a)-12/31/00             3.68            n/a               n/a

------------------------------------------------------------------------
------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND I

       12/31/03                  1.40            n/a               n/a
       12/31/02                  1.26            n/a               n/a
       12/31/01                  1.66            n/a               n/a
       12/31/00                  2.61            n/a               n/a
       12/31/99                  2.99            n/a               n/a

------------------------------------------------------------------------
------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND II

       12/31/03                  1.59            n/a               n/a
       12/31/02                  1.38            n/a               n/a
       12/31/01                  1.46            n/a               n/a
       12/31/00                  2.15            n/a               n/a
       12/31/99                  2.15            n/a               n/a

------------------------------------------------------------------------
------------------------------------------------------------------------
JNL/S&P VERY AGGRESSIVE GROWTH I

       12/31/03                  0.03            n/a               n/a
       12/31/02                 (0.04)           n/a               n/a
       12/31/01                  0.07            n/a               n/a
       12/31/00                  0.54            n/a               n/a
       12/31/99                 (0.13)           n/a               n/a

------------------------------------------------------------------------
------------------------------------------------------------------------
JNL/S&P VERY AGGRESSIVE GROWTH II

       12/31/03                  0.00            n/a               n/a
       12/31/02                  0.02            n/a               n/a
       12/31/01                  0.05            n/a               n/a
       12/31/00                  0.59            n/a               n/a
       12/31/99                 (0.07)           n/a               n/a

------------------------------------------------------------------------

------------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

JNL SERIES TRUST
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                                             Investment Operations
                                   ---------------------------------------------                     Distributions from
                         Net Asset ---------------------------------------------                      Net Realized
                           Value        Net       Net Realized      Total from     Distributions from   Gains on
                         Beginning  Investment    & Unrealized      Investment     Net Investment      Investment
     Period Ended        of Period  Income (Loss) Gains (Losses)     Operations         Income         Transactions
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS BALANCED FUND

       12/31/03           $  9.55       $ 0.15         $ 1.48         $ 1.63         $     (0.22)       $     -
       12/31/02             10.30         0.02          (0.77)         (0.75)                  -              -
       12/31/01             10.58         0.21          (0.26)         (0.05)              (0.19)         (0.04)
       12/31/00             10.11         0.36           0.46           0.82               (0.35)             -
       12/31/99             10.38         0.28          (0.27)          0.01               (0.28)             -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS GLOBAL BOND FUND

       12/31/03             10.63         0.49           0.95           1.44               (0.52)         (0.15)
       12/31/02             10.41         0.65           0.22           0.87               (0.65)             -
       12/31/01             10.37         0.68           0.01           0.69               (0.65)             -
       12/31/00             10.25         0.68           0.06           0.74               (0.62)             -
       12/31/99             10.67         0.62          (0.42)          0.20               (0.62)             -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

       12/31/03              6.98         0.75           1.05           1.80               (0.75)             -
       12/31/02              7.42         0.87          (0.44)          0.43               (0.87)             -
       12/31/01              7.67         0.65          (0.24)          0.41               (0.66)             -
       12/31/00              8.71         0.64          (1.05)         (0.41)              (0.63)             -
       12/31/99              9.59         0.71          (0.88)         (0.17)              (0.71)             -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

       12/31/03             11.89         0.45          (0.31)          0.14               (0.42)         (0.14)
       12/31/02             11.17         0.42           0.86           1.28               (0.42)         (0.14)
       12/31/01             10.96         0.50           0.25           0.75               (0.49)         (0.05)
       12/31/00             10.36         0.60           0.59           1.19               (0.59)             -
       12/31/99             11.15         0.51          (0.79)         (0.28)              (0.51)             -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

       12/31/03             12.85         0.02           3.90           3.92                   -              -
       12/31/02             16.78         0.01          (3.92)         (3.91)              (0.02)             -
       12/31/01             18.74         0.02          (1.94)         (1.92)                  -          (0.04)
       12/31/00             21.70            -          (0.11)         (0.11)              (0.01)         (2.84)
       12/31/99             19.06         0.03           4.12           4.15               (0.03)         (1.48)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

       12/31/03             18.05        (0.12)          7.08            6.96                   -         (0.12)
       12/31/02             23.12        (0.15)         (4.92)          (5.07)                  -             -
       12/31/01             23.47        (0.13)         (0.22)          (0.35)                  -             -
       12/31/00             23.71        (0.04)          1.67            1.63                   -         (1.87)
       12/31/99             20.43        (0.05)          4.93            4.88                   -         (1.60)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

       12/31/03              9.22         0.06           2.70            2.76               (0.06)            -
       12/31/02             11.11         0.09          (1.96)          (1.87)                  -         (0.02)
       12/31/01             11.14         0.08           0.01            0.09               (0.08)        (0.04)
   05/01(a)-12/31/00        10.00         0.09           1.16            1.25               (0.09)        (0.02)

---------------------------------------------------------------------------------------------------------------------




                                                           Supplemental Data
                                                 ----------------------------------------
                                                 ----------------------------------------    Ratio of
                                      Net Asset               Net Assets,                  Expenses to
                          Return of   Value, End    Total    End of Period    Portfolio    Average Net
     Period Ended          Capital    of Period   Return(b)  (in thousands) Turnover (d)   Assets (c)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS BALANCED FUND

       12/31/03            $ -        $ 10.96      17.05 %    $ 18,640          24.48 %      0.90 %
       12/31/02              -           9.55      (7.28)       15,453          29.32        0.90
       12/31/01              -          10.30      (0.52)       18,097          46.03        0.93 (e)
       12/31/00              -          10.58       8.20        12,597          26.67        0.90
       12/31/99              -          10.11       0.09         7,517          59.53        0.90

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS GLOBAL BOND FUND

       12/31/03              -          11.40      13.53       197,923          61.03        0.95
       12/31/02              -          10.63       8.38       125,881          83.34        0.95
       12/31/01              -          10.41       6.71       123,310          86.36        0.98 (f)
       12/31/00              -          10.37       7.28       116,654          93.13        0.95
       12/31/99              -          10.25       1.87        81,061          98.01        0.95

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

       12/31/03              -           8.03      25.79        19,464          71.74        0.90
       12/31/02              -           6.98       5.76        17,079          77.04        0.90
       12/31/01              -           7.42       5.33        20,220          48.73        0.90
       12/31/00              -           7.67      (4.67)       16,437          35.52        0.90
       12/31/99              -           8.71      (1.76)       10,690          31.39        0.90

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

       12/31/03              -           11.47      1.18       257,274          43.56        0.78
       12/31/02              -           11.89     11.47       304,265          35.72        0.78
       12/31/01              -           11.17      6.92       226,275          69.10        0.82 (g)
       12/31/00              -           10.96     11.50       138,122          49.09        0.80
       12/31/99              -           10.36     (2.50)      106,329         122.72        0.80

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

       12/31/03              -           16.77     30.54       474,046          36.37        0.92
       12/31/02              -           12.85    (23.33)      316,367          46.16        0.92
       12/31/01              -           16.78    (10.23)      474,105          63.38        0.92
       12/31/00              -           18.74     (0.34)      411,855          77.19        0.92
       12/31/99              -           21.70     21.77       351,338          61.45        0.93

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

       12/31/03              -           24.89     38.60       379,541          42.89        1.03
       12/31/02              -           18.05    (21.93)      248,327          42.22        1.03
       12/31/01              -           23.12     (1.49)      366,028          44.26        1.02
       12/31/00              -           23.47      7.16       419,796          47.90        1.02
       12/31/99              -           23.71     24.01       286,502          56.68        1.03

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

       12/31/03              -           11.92    129.97       404,470          28.06        1.00
       12/31/02              -            9.22    (16.84)      220,106          38.21        1.00
       12/31/01              -           11.11    110.78       216,408          42.29        1.00
   05/01(a)-12/31/00         -           11.14    112.54        26,446          44.84        1.00

-----------------------------------------------------------------------------------------------------



                                          Assuming No Expense Reimburse-
                                           ment or Fees Paid Indirectly
                                         --------------------------------
                                         --------------------------------
                           Ratio of Net                     Ratio of Net
                            Investment      Ratio of         Investment
                           Income (Loss)  Expenses to       Income (Loss)
                            to Average     Average Net       to Average
     Period Ended           Net Assets (c) Assets (c)        Net Assets (c)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/SALOMON BROTHERS BALANCED FUND

       12/31/03                    1.64 %          n/a %             n/a %
       12/31/02                    2.05            n/a               n/a
       12/31/01                    2.46            n/a               n/a
       12/31/00                    3.91            n/a               n/a
       12/31/99                    3.54            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/SALOMON BROTHERS GLOBAL BOND FUND

       12/31/03                    5.03            n/a               n/a
       12/31/02                    6.22            n/a               n/a
       12/31/01                    6.46            n/a               n/a
       12/31/00                    7.42            n/a               n/a
       12/31/99                    7.22            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

       12/31/03                    8.47            n/a               n/a
       12/31/02                    8.88            n/a               n/a
       12/31/01                    8.54            n/a               n/a
       12/31/00                    9.17            n/a               n/a
       12/31/99                    8.74            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

       12/31/03                    3.26            n/a               n/a
       12/31/02                    4.26            n/a               n/a
       12/31/01                    5.09            n/a               n/a
       12/31/00                    6.06            n/a               n/a
       12/31/99                    5.45            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

       12/31/03                    0.14             0.95             0.11
       12/31/02                    0.06             0.94             0.04
       12/31/01                    0.12             0.92             0.12
       12/31/00                    0.03             0.92             0.02
       12/31/99                    0.16             n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

       12/31/03                   (0.60)            1.04            (0.61)
       12/31/02                   (0.67)            1.04            (0.68)
       12/31/01                   (0.56)            1.03            (0.57)
       12/31/00                   (0.20)           n/a               n/a
       12/31/99                   (0.28)           n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

       12/31/03                    1.05             1.02             1.03
       12/31/02                    0.97             1.02             0.95
       12/31/01                    0.93             1.02             0.91
   05/01(a)-12/31/00               1.47             1.01             1.46

--------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.
(e)  The ratio of net operating expenses was 0.90%
(f)  The ratio of net operating expenses was 0.95%
(g)  The ratio of net operating expenses was 0.79%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                        NOTES TO THE FINANCIAL STATEMENTS


NOTE 1. ORGANIZATION

JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust, consisting of diversified and non-diversified Funds, is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Trust currently offers shares in fifty-seven (57) separate funds (the "Funds"), each with its own investment objective. JNL/AIM Large Cap Growth Fund, JNL/AIM Premier Equity II Fund and JNL/AIM Small Cap Growth Fund for which AIM Capital Management Inc. serves as the sub-adviser; JNL/Alger Growth Fund, for which Fred Alger Management, Inc. serves as the sub-adviser; JNL/Alliance Capital Growth Fund, for which Alliance Capital Management L.P. serves as the sub-adviser; JNL/Curian Enhanced S&P 500 Stock Index Fund, JNL/Curian S&P 400 Mid Cap Index Fund, JNL/Curian S&P 500 Index Fund, and JNL/Curian Small Cap Index Fund, for which Curian CapitalSM LLC serves as the sub-adviser; JNL/Eagle Core Equity Fund and JNL/Eagle SmallCap Equity Fund, for which Eagle Asset Management, Inc. serves as the sub-adviser; JNL/Janus Aggressive Growth Fund, JNL/Janus Balanced Fund, JNL/Janus Capital Growth Fund, JNL/Janus Global Equities Fund and JNL/Janus Growth & Income Fund, for which Janus Capital Management, LLC serves as the sub-adviser; JNL/JPMorgan International Value Fund, for which JPMorgan Investment Management Inc. serves as the sub-adviser; JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management International Index Fund, for which Mellon Capital Management Corp. serves as the sub-adviser; JNL/Oppenheimer Global Growth Fund and JNL/Oppenheimer Growth Fund, for which OppenheimerFunds Inc. serves as the sub-adviser; JNL/PIMCO Total Return Bond Fund, for which Pacific Investment Management Company serves as the sub-adviser; JNL/PPM America Balanced Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Money Market Fund and the JNL/PPM America Value Fund, for which PPM America Inc. serves as sub-adviser; JNL/Putnam Equity Fund, JNL/Putnam International Equity Fund, JNL/Putnam Midcap Growth Fund and JNL/Putnam Value Equity Fund, for which Putnam Investment Management LLC serves as the sub-adviser; JNL/Lazard Mid Cap Value Fund and JNL/Lazard Small Cap Value Fund, for which Lazard Asset Management serves as sub-adviser; JNL/S&P Aggressive Growth Fund, JNL/S&P Aggressive Growth Fund I, JNL/S&P Aggressive Growth Fund II, JNL/S&P Conservative Growth Fund, JNL/S&P Conservative Growth Fund I, JNL/S&P Conservative Growth Fund II, JNL/S&P Core Index 100 Fund, JNL/S&P Core Index 50 Fund, JNL/S&P Core Index 75 Fund, JNL/S&P Equity Aggressive Growth Fund I, JNL/S&P Equity Aggressive Growth Fund II, JNL/S&P Equity Growth Fund I, JNL/S&P Equity Growth Fund II, JNL/S&P Moderate Growth Fund, JNL/S&P Moderate Growth Fund I, JNL/S&P Moderate Growth Fund II, JNL/S&P Very Aggressive Growth Fund I, JNL/S&P Very Aggressive Growth Fund II, (collectively the "JNL/S&P Funds") for which Standard & Poor's Investment Advisory Services, Inc. serves as the sub-adviser; JNL/Salomon Brothers Balanced Fund, JNL/Salomon Brothers Global Bond Fund, JNL/Salomon Brothers High Yield Bond Fund and JNL/Salomon Brothers U.S. Government & Quality Bond Fund, for which Salomon Brothers Asset Management Inc. serves as the sub-adviser, and JNL/T. Rowe Established Growth Fund, JNL/T. Rowe Mid-Cap Growth Fund and JNL/T. Rowe Value Fund, for which T. Rowe Price Associates, Inc. serves as the sub-adviser. The JNL/S&P Funds have a fund of fund structure which invests in other affiliated underlying funds.

Effective December 15, 2003, the JNL/JPMorgan Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, and JNL/Mellon Capital Management Small Cap Index Fund became the JNL/Curian Enhanced S&P 500 Stock Index Fund, JNL/Curian S&P 400 Mid Cap Index Fund, JNL/Curian S&P 500 Index Fund, and JNL/Curian Small Cap Index Fund, respectively, and are managed by Curian CapitalSM LLC.

Effective December 15, 2003, the Trust adopted a Multiple Class Plan which authorizes each Fund to issue from time to time one or more classes of shares. The Multiple Class Plan currently designates two classes of shares: Class A which is subject to the Advisory Fee, the Administration Fee, the 12b-1 Fee and the Brokerage Enhancement Plan fee; and Class B which is subject to the Advisory Fee, the Administration Fee and the Brokerage Enhancement Plan fee. For the year ended December 31, 2003, only Class A shares were offered.

Jackson National Asset Management, LLC ("JNAM L.L.C."), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds of the Trust. PPM America, Inc. and Curian Capital LLC are affiliates of the Adviser. Shares are presently offered to Jackson National (Jackson National Life Insurance Company of New York) and its separate accounts to fund the benefits of variable annuity policies. Shares are also sold to qualified plans.


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed and consistently applied by the Trust in the preparation of its financial statements. Certain prior year amounts have been reclassified in conformity with the current year's presentation.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. SECURITY VALUATION -- Bonds are valued on the basis of prices furnished by pricing services which determine prices for normal institutional size trading units of bonds or based on quotations provided by reputable broker-dealers. Stocks are valued at the last quoted sale price on the New York stock exchange or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. If trading or events occurring in other markets after the close of the foreign stock exchange are expected to have a material affect on the value of the investments, or when quotations are not readily available, securities are valued at fair market value determined by procedures approved by the Board of Trustees. Short-term securities maturing within 60 days of purchase, and all securities in the JNL/PPM America Money Market Fund, are valued at amortized cost, which approximates market value. American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars. The JNL/S&P Funds are valued at the net asset value per share of each underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

FOREIGN CURRENCY TRANSLATIONS -- The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of 11:00 a.m. Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.

Realized gains and losses arising from selling foreign currencies and certain non-dollar denominated fixed income securities, entering into forward foreign currency exchange contracts, and accruing income or settling portfolio purchases and sales denominated in a foreign currency paid or received at a later date are recorded as net realized foreign currency related gains (losses) and are considered ordinary income for tax purposes. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are primarily included in net realized gains (losses) and net unrealized appreciation (depreciation), respectively.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- A Fund may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- A Fund may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Fund records purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date. The Fund will segregate and maintain, until the settlement date, liquid assets in an amount sufficient to meet the purchase price.

UNREGISTERED SECURITIES -- A Fund may own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, the Funds have the right to include their securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

OPTIONS TRANSACTIONS -- A Fund may write covered call options on portfolio securities. A Fund may buy and sell options contracts to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. Written options involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. Option contracts are valued at the closing prices on their exchanges and the Fund will realize a gain or loss upon expiration or closing of the option transaction. When a written call option is exercised, the proceeds on the sale of the underlying security are adjusted by the amount of premium received.

FUTURES CONTRACTS -- A Fund may utilize futures contracts to a limited extent. A Fund may buy and sell futures contracts to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. The risks associated with the use of futures contracts include the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Futures contracts are valued based upon their quoted daily settlement prices. The Fund receives from or pays to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Fund as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statements of Assets and Liabilities.

DOLLAR ROLL TRANSACTIONS -- A Fund may enter into dollar roll transactions with respect to mortgage securities in which the Fund sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The value of the dollar roll transactions are reflected in the Funds' Statements of Assets and Liabilities as investment securities purchased. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage securities sold. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to "roll over" its purchase commitments. These fees are accrued as income over the life of the dollar roll contract. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

REPURCHASE AGREEMENTS -- A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Fund at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

REVERSE REPURCHASE AGREEMENTS -- A Fund may engage in reverse repurchase agreements to borrow short term funds. The value of the reverse repurchase agreements that the Fund has committed to sell is reflected in the Statements of Assets and Liabilities. A Fund pays interest on amounts borrowed which is reflected in the Statements of Operations. The Fund will maintain securities in segregated accounts with its custodian that at all times are in an amount equal to their obligations under the reverse repurchase agreements. Reverse repurchase agreements involve the risks that the market value of the securities sold by the Fund may decline below the repurchase price and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold.

SECURITIES LOANED -- The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL DBT II (a pooled money market instrument approved by the Advisor). The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

SECURITIES SOLD SHORT -- A Fund may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Potential losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

SWAPS -- A Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net periodic payments or any payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

INFLATION-INDEXED BONDS -- A Fund may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

DISTRIBUTIONS TO SHAREHOLDERS -- The JNL/PPM America Money Market Fund declares dividends daily and pays dividends monthly. For all other Funds, dividends from net investment income are declared and paid annually, but may be done more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

FEDERAL INCOME TAXES -- The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Fund. The Trust periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                         NOTES TO FINANACIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has an investment advisory agreement with JNAM L.L.C. whereby JNAM L.L.C. provides investment management and transfer agency services. Each Fund paid JNAM L.L.C. an annual fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid to sub-advisers as compensation for their services. Effective December 15, 2003, the following is a schedule of the fees each Fund is currently obligated to pay JNAM L.L.C. which have been revised to reflect the 0.20% reduction in the advisory fee in conjunction with the Fund's adoption of the 12b-1 Service Fee (described below):

                                     $0    $25     $50    $100   $150    $200   $250    $300    $350   $500     $750
                                     TO     TO     TO       TO    TO      TO      TO      TO     TO      TO      TO    OVER
(M - MILLIONS; B - BILLIONS)        $25 M  $50M M $100 M  $150 M $200 M  $250 M $300 M  $350 M  $500 M $750 M   $1.5 B $1.5 B
----------------------------        -----  ------ ------  ------ ------  ------ ------  ------  ------ ------   ------ ----

JNL/AIM Large Cap Growth Fund         .80%   .80%   .80%    .80%   .80%    .80%   .80%    .75%    .75%   .75%   .75%     .75%
JNL/AIM Premier Equity II Fund        .75    .75    .75     .75    .75     .75    .75     .70     .70    .70    .70      .70
JNL/AIM Small Cap Growth Fund         .85    .85    .85     .85    .85     .85    .85     .80     .80    .80    .80      .80
JNL/Alger Growth Fund                 .775   .775   .775    .775   .775    .775   .775    .75     .75    .70    .70      .70
JNL/Alliance Capital Growth Fund      .575   .575   .575    .575   .575    .575   .50     .50     .50    .50    .50      .50
JNL/Curian Enhanced S&P 500
    Stock Index Fund (a)              .57    .52    .52     .52    .52     .52    .52     .52     .52    .52    .52      .52
JNL/Curian S&P 400 MidCap Index
    Fund (b)                          .29    .29    .29     .29    .29     .29    .29     .29     .29    .24    .24      .24
JNL/Curian S&P 500 Index Fund (b)     .29    .29    .29     .29    .29     .29    .29     .29     .29    .24    .24      .24
JNL/Curian Small Cap Index Fund (b)   .29    .29    .29     .29    .29     .29    .29     .29     .29    .24    .24      .24
JNL/Eagle Core Equity Fund            .70    .70    .65     .65    .65     .65    .65     .55     .55    .55    .55      .55
JNL/Eagle SmallCap Equity Fund        .75    .75    .75     .75    .70     .70    .70     .70     .70    .65    .65      .65
JNL/Janus Aggressive Growth Fund      .75    .75    .75     .75    .70     .70    .65     .65     .65    .65    .60      .55
JNL/Janus Balanced Fund               .75    .75    .75     .75    .75     .75    .70     .70     .70    .70    .65      .60
JNL/Janus Capital Growth Fund         .75    .75    .75     .75    .70     .70    .65     .65     .65    .65    .60      .55
JNL/Janus Global Equities Fund        .80    .80    .80     .80    .75     .75    .75     .70     .70    .70    .70      .70
JNL/Janus Growth & Income Fund        .75    .75    .75     .75    .75     .75    .70     .70     .70    .70    .65      .60
JNL/JPMorgan International Value
    Fund                              .775   .775   .75     .75    .75     .70    .70     .70     .65    .65    .65      .65
JNL/Lazard Mid Cap Value Fund         .775   .775   .775    .775   .725    .725   .725    .70     .70    .70    .70      .70
JNL/Lazard Small Cap Value Fund       .85    .85    .80     .80    .775    .775   .775    .725    .725   .725   .725     .725
JNL/Mellon Capital Management Bond
    Index Fund                        .30    .30    .30     .30    .30     .30    .30     .30     .30    .25    .25      .25
JNL/Mellon Capital Management
    International Index Fund          .30    .30    .30     .30    .30     .30    .30     .30     .30    .25    .25      .25
JNL/Oppenheimer Global Growth Fund    .70    .70    .70     .70    .70     .70    .70     .60     .60    .60     .60     .60
JNL/Oppenheimer Growth Fund           .70    .70    .70     .70    .70     .70    .70     .60     .60    .60     .60     .60
JNL/PIMCO Total Return Bond Fund      .50    .50    .50     .50    .50     .50    .50     .50     .50    .50     .50     .50
JNL/PPM America Balanced Fund         .55    .55    .50     .50    .475    .475   .475    .45     .45    .425    .425    .425
JNL/PPM America High Yield Bond
    Fund                              .55    .55    .50     .50    .475    .475   .475    .45     .45    .425    .425    .425
JNL/PPM America Money Market Fund (c) .30    .30    .30     .30    .30     .30    .30     .30     .30    .25     .25     .25
JNL/PPM America Value Fund            .55    .55    .55     .55    .55     .55    .55     .50     .50    .45     .45     .45
JNL/Putnam Equity Fund                .70    .70    .70     .70    .65     .65    .65     .60     .60    .60     .60     .60
JNL/Putnam International Equity
    Fund                              .90    .90    .85     .85    .80     .80    .80     .75     .75    .70     .70     .70
JNL/Putnam Midcap Growth Fund         .75    .75    .75     .75    .75     .75    .75     .70     .70    .70     .70     .70
JNL/Putnam Value Equity Fund          .70    .70    .70     .70    .65     .65    .65     .60     .60    .60     .60     .60
JNL/S&P Funds                         .15    .15    .15     .15    .15     .15    .15     .15     .15    .10     .10     .10
JNL/Salomon Brothers Balanced Fund    .60    .60    .55     .50    .50     .50    .50     .50     .50    .50     .50     .50
JNL/Salomon Brothers Global Bond
    Fund                              .65    .65    .65     .65    .60     .60    .60     .60     .60    .55     .55     .55
JNL/Salomon Brothers High Yield
    Bond Fund                         .60    .60    .55     .50    .50     .50    .50     .50     .50    .50     .50     .50
JNL/Salomon Brothers U.S.
    Government & Quality Bond Fund    .50    .50    .50     .50    .45     .45    .45     .40     .40    .35     .35     .35
JNL/T.Rowe Price Established
    Growth Fund                       .65    .65    .65     .65    .60     .60    .60     .60     .60    .60     .60     .60
JNL/T.Rowe Price Mid-Cap Growth
    Fund                              .75    .75    .75     .75    .70     .70    .70     .70     .70    .70     .70     .70
JNL/T.Rowe Price Value Fund           .70    .70    .70     .70    .70     .70    .70     .65     .65    .65     .65     .65


(a) Prior to December 15, 2003, the advisory fees were 0.60% up to $25 million, and 0.55% thereafter.

(b) Prior to December 15, 2003, the advisory fees were 0.30% up to $500 million, and 0.25% thereafter.

(c) Prior to December 15, 2003, the advisory fees were 0.40% up to $150 million, 0.375% between $150 million and $300 million, 0.35% between $300 million and $500 million, and 0.325% thereafter.

--------------------------------------------------------------------------------
                           JNL SERIES TRUST (UNAUDITED)
                  NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

ADMINISTRATIVE FEE - The JNL/S&P Funds pay an annual Administrative Fee of 0.05% of the average daily net assets of each Fund. All other Funds, except the JNL/Mellon Capital Management International Index Fund and the JNL/Oppenheimer Global Growth Fund, pay JNAM L.L.C. an annual Administrative Fee of 0.10% of the average daily net assets of the Fund. The JNL/Mellon Capital Management International Index Fund and the JNL/Oppenheimer Global Growth Fund pay JNAM L.L.C. an annual Administrative Fee of 0.15% of the average daily net assets of the Fund. Effective March 1, 2003, the JNL/Janus Global Equities Fund, the JNL/JPMorgan International Value Fund, and the JNL/Putnam International Equity Fund pay JNAM L.L.C. an annual Administration Fee of 0.15% of the average daily net assets of the Funds. In return for the Administrative Fee, JNAM L.L.C. provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM L.L.C., at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees.

During the period ended December 31, 2003, JNL/Alger Growth Fund, JNL/Curian Enhanced S&P 500 Stock Index Fund, JNL/Curian S&P 400 MidCap Index Fund, JNL/Curian S&P 500 Index Fund, JNL/Curian Small Cap Index Fund and JNL/Oppenheimer Growth Fund paid $852, $35, $8, $13, $12 and $1, in thousands respectively, to affiliates of the Fund for brokerage fees on the execution of purchases and sales of portfolio investments.

12B-1 SERVICE FEE - Effective December 15, 2003, certain Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Trust's Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors, Inc. ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson National and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson National. The maximum 12b-1 fee allowed shall be 0.20% as a percentage of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statement of Operations as "12b-1 service fees (Class
A)".

DISTRIBUTION (12B-1) FEE - Certain Funds have adopted a Brokerage Enhancement Plan (the "Plan") under the provisions of Rule 12b-1 for the purpose of utilizing the Trust's brokerage commissions to the extent available, to promote the sale and distribution of the Trust's shares by JNLD (through the sale of variable insurance products funded by the Trust). Commissions are reflected in the Statements of Operations as "Distribution (12b-1) fee" and a corresponding reduction "Fees paid indirectly". Net expenses of the Fund are unaffected by participating in the Plan.


NOTE 4. PURCHASES AND SALES OF SECURITIES
Information with respect to purchases and proceeds from sales of long-term securities for the period ended December 31, 2003 is as follows (in thousands):

                                                             INVESTMENT SECURITIES       U.S. GOVERNMENT OBLIGATIONS
                                                         PURCHASES         SALES          PURCHASES          SALES
                                                      ---------------- --------------- ---------------- ----------------
  JNL/AIM Large Cap Growth Fund                       $        47,889          24,142  $             -  $             -
  JNL/AIM Premier Equity II Fund                               17,312           9,661                -                -
  JNL/AIM Small Cap Growth Fund                                26,994           6,305                -                -
  JNL/Alger Growth Fund                                       332,590         328,812                -                -
  JNL/Alliance Capital Growth Fund                             70,037          50,779                -                -
  JNL/Curian Enhanced S&P 500 Stock Index Fund                 98,110          68,566              167                -
  JNL/Curian S&P 400 MidCap Index Fund                         62,100           6,436                -                -
  JNL/Curian S&P 500 Index Fund                               127,168           8,359                -                -
  JNL/Curian Small Cap Index Fund                              51,536          13,633                -                -
  JNL/Eagle Core Equity Fund                                  185,636         138,113                -                -
  JNL/Eagle SmallCap Equity Fund                               61,270          62,208                -                -
  JNL/Janus Aggressive Growth Fund                            177,888         210,894                -                -
  JNL/Janus Balanced Fund                                      68,204          44,635           11,973            8,506
  JNL/Janus Capital Growth Fund                                44,383          64,670                -                -
  JNL/Janus Global Equities Fund                              226,972         280,661                -                -
  JNL/Janus Growth & Income Fund                                6,532           7,723                -              495
  JNL/JPMorgan International Value Fund                        26,153          12,401                -                -
  JNL/Lazard Mid Cap Value Fund                               125,083          85,738                -                -
  JNL/Lazard Small Cap Value Fund                             112,502          68,793                -                -
  JNL/Mellon Capital Management Bond Index Fund                18,501           3,366           83,088           36,006
  JNL/Mellon Capital Management International Index            46,531             789                -                -
    Fund
  JNL/Oppenheimer Global Growth Fund                           50,893          24,864                -                -
  JNL/Oppenheimer Growth Fund                                  31,499          20,392                -                -
  JNL/PIMCO Total Return Bond Fund                            267,239         291,726          221,194          193,472
  JNL/PPM America Balanced Fund                               112,310          65,860           82,078           67,733
  JNL/PPM America High Yield Bond Fund                        156,768          72,623                -                -
  JNL/PPM America Value Fund                                   32,043           4,730                -                -
  JNL/Putnam Equity Fund                                      114,499         141,422                -                -
  JNL/Putnam International Equity Fund                         93,713          97,442                -                -
  JNL/Putnam Midcap Growth Fund                                29,880          26,135                -                -
  JNL/Putnam Value Equity Fund                                177,221         180,258                -                -
  JNL/S&P Aggressive Growth Fund                                  982           3,118                -                -
  JNL/S&P Aggressive Growth Fund I                             42,438           4,692                -                -
  JNL/S&P Aggressive Growth Fund II                               670           1,377                -                -
  JNL/S&P Conservative Growth Fund                              1,961           2,806                -                -
  JNL/S&P Conservative Growth Fund I                          136,192           6,683                -                -
  JNL/S&P Conservative Growth Fund II                           2,854           3,581                -                -
  JNL/S&P Core Index 100 Fund                                  18,699           1,567                -                -
  JNL/S&P Core Index 50 Fund                                    4,975             456                -                -
  JNL/S&P Core Index 75 Fund                                    5,491           1,423                -                -
  JNL/S&P Equity Aggressive Growth Fund I                      12,619           3,558                -                -
  JNL/S&P Equity Aggressive Growth Fund II                        232             567                -                -
  JNL/S&P Equity Growth Fund I                                 46,829           9,709                -                -
  JNL/S&P Equity Growth Fund II                                   972           1,319                -                -
  JNL/S&P Moderate Growth Fund                                  3,202           5,410                -                -
  JNL/S&P Moderate Growth Fund I                              210,696          14,418                -                -
  JNL/S&P Moderate Growth Fund II                               3,726           4,082                -                -
  JNL/S&P Very Aggressive Growth Fund I                        11,397           6,323                -                -
  JNL/S&P Very Aggressive Growth Fund II                          148             419                -                -
  JNL/Salomon Brothers Balanced Fund                           26,741          24,777            1,290            1,581
  JNL/Salomon Brothers Global Bond Fund                       537,093         481,241           11,100            5,150
  JNL/Salomon Brothers High Yield Bond Fund                    13,586          13,972                -                -
  JNL/Salomon Brothers U.S. Government & Quality Bond
    Fund                                                    1,331,147       1,302,557           55,513           96,906
  JNL/T.Rowe Price Established Growth Fund                    178,614         130,149                -                -
  JNL/T.Rowe Price Mid-Cap Growth Fund                        137,578         120,438                -                -
  JNL/T.Rowe Price Value Fund                                 173,588          75,496                -                -

NOTE 5.  FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                       NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6.  FEDERAL INCOME TAX MATTERS

At December 31, 2003, the following Funds had accumulated net realized capital loss carryovers, in thousands, for U.S. federal income tax purposes, which may be used to offset future, realized capital gains (in thousands). It is the intent of the Board of Trustees to not distribute any realized capital gains until the accumulated net realized capital loss carryovers have been offset or have expired.

                                                YEAR(S) OF
                                     AMOUNT     EXPIRATION
------------------------------------------------------------
------------------------------------------------------------

  JNL/AIM Large Cap Growth Fund    $  1,138        2010
  JNL/AIM Premier Equity II Fund      2,596     2010-2011
  JNL/AIM Small Cap Growth Fund       2,129     2010-2011
  JNL/Alger Growth Fund             135,067     2009-2011
  JNL/Alliance Capital Growth Fund   67,051     2009-2011
  JNL/Curian Enhanced S&P 500
    Stock Index Fund                  3,629        2010
  JNL/Curian S&P 400 MidCap Index
    Fund                                250     2010-2011
  JNL/Eagle Core Equity Fund         41,816     2009-2011
  JNL/Eagle SmallCap Equity Fund     19,443     2009-2011
  JNL/Janus Aggressive Growth Fund  360,968     2009-2011
  JNL/Janus Balanced Fund            12,339     2008-2011
  JNL/Janus Capital Growth Fund     371,570     2009-2011
  JNL/Janus Global Equities Fund    182,435     2009-2011
  JNL/Janus Growth & Income Fund      8,160     2006-2011
  JNL/JPMorgan International
    Value Fund                        2,827     2009-2010
  JNL/Lazard Mid Cap Value Fund         782        2010
  JNL/Lazard Small Cap Value Fund     2,393        2010
  JNL/Mellon Capital Management
     International Index Fund           827     2010-2011
  JNL/Oppenheimer Global Growth
    Fund                             10,140     2009-2011
  JNL/Oppenheimer Growth Fund         4,494     2009-2011
  JNL/PPM America High Yield Bond
    Fund                             53,239     2007-2010
  JNL/Putnam Equity Fund            137,173     2008-2011
  JNL/Putnam International Equity
    Fund                             38,714     2009-2011
  JNL/Putnam Midcap Growth Fund      24,667     2008-2011
  JNL/Putnam Value Equity Fund       61,349     2008-2011
  JNL/S&P Aggressive Growth Fund        550        2009
  JNL/S&P Aggressive Growth Fund I   17,885     2009-2010
  JNL/S&P Aggressive Growth Fund II     632     2009-2010
  JNL/S&P Conservative Growth
    Fund I                            6,847        2010
  JNL/S&P Conservative Growth
    Fund II                             302        2010
  JNL/S&P Equity Aggressive
    Growth Fund I                     9,304     2009-2010
  JNL/S&P Equity Aggressive
    Growth Fund II                      206        2010
  JNL/S&P Equity Growth Fund I       26,964     2009-2010
  JNL/S&P Equity Growth Fund II    $  1,013        2010
  JNL/S&P Moderate Growth Fund           34        2009
  JNL/S&P Moderate Growth Fund I     18,135     2009-2010
  JNL/S&P Moderate Growth Fund II     1,546     2009-2010
  JNL/S&P Very Aggressive Growth
    Fund I                           14,798     2009-2010
  JNL/S&P Very Aggressive Growth
    Fund II                             113     2009-2010
  JNL/Salomon Brothers High Yield
    Bond Fund                         2,332     2008-2010
  JNL/T.Rowe Price Established
    Growth Fund                      94,691     2009-2011
  JNL/T.Rowe Price Value Fund         1,711        2010


The following represents capital and/or currency losses (in thousands) realized after October 31, 2003, which were deferred for tax purposes to the first of the following fiscal year.

                                                 AMOUNT
-------------------------------------------------------------
-------------------------------------------------------------

  JNL/Eagle SmallCap Equity Fund               $        88
  JNL/Janus Balanced Fund                                2
  JNL/Janus Global Equities Fund                     1,430
  JNL/Mellon Capital Management
    International Index Fund                             2
  JNL/Mellon Capital Management Bond  Index
    Fund                                               303
  JNL/Putnam Equity Fund                               224
  JNL/Putnam International Equity Fund                 187
  JNL/Salomon Brothers Global Bond Fund                965
  JNL/Salomon Brothers U.S. Government &
    Quality Bond Fund                                  269
  JNL/T.Rowe Price Established Growth Fund               9
  JNL/T.Rowe Price Mid-Cap Growth Fund                   7


Permanent differences between book and tax basis reporting for the 2003 fiscal year have been identified and appropriately reclassified as indicated below (in thousands). These reclassifications have no impact on net assets.

                                                                      NET INCREASE (DECREASE)
                                                      -------------------------------------------------------
                                                         ACCUMULATED       ACCUMULATED
                                                        UNDISTRIBUTED          NET
                                                       NET INVESTMENT        REALIZED
                                                           INCOME           GAIN/LOSS        PAID IN CAPITAL
                                                      ----------------    ---------------    ----------------

  JNL/AIM Large Cap Growth Fund                       $          73       $          1       $        (74)
  JNL/AIM Small Cap Growth Fund                                 203                  -               (203)
  JNL/Alger Growth Fund                                         533                  -               (533)
  JNL/Curian Enhanced S&P 500 Stock Index Fund                  (1)                  -                   1
  JNL/Curian S&P 500 Index Fund                                 (2)                  2                   -
  JNL/Curian Small Cap Index Fund                               (8)                  8                   -
  JNL/Eagle Core Equity Fund                                    (4)                  4                   -
  JNL/Eagle SmallCap Equity Fund                                674                  -               (674)
  JNL/Janus Aggressive Growth Fund                              488                951             (1,439)
  JNL/Janus Balanced Fund                                         8                (8)                   -
  JNL/Janus Capital Growth Fund                                 743                  -               (743)
  JNL/Janus Global Equities Fund                            (1,732)              2,706               (974)
  JNL/Janus Growth & Income Fund                               (27)                 27                   -
  JNL/JPMorgan International Value Fund                         192              (192)                   -
  JNL/Lazard Mid Cap Value Fund                                (20)                 20                   -
  JNL/Lazard Small Cap Value Fund                              (47)                 47                   -
  JNL/Mellon Capital Management Bond Index Fund                (63)                 63                   -
  JNL/Mellon Capital Management International
    Index Fund                                                  399              (399)                   -
  JNL/Oppenheimer Global Growth Fund                          (224)                224                   -
  JNL/Oppenheimer Growth Fund                                   118                  -               (118)
  JNL/PIMCO Total Return Bond Fund                              319              (319)                   -
  JNL/PPM America Balanced Fund                                (36)                 36                   -
  JNL/Putnam Equity Fund                                          1                (1)                   -
  JNL/Putnam International Equity Fund                          319              (319)                   -
  JNL/Putnam Midcap Growth Fund                                 118                  -               (118)
  JNL/Putnam Value Equity Fund                                  127                  2               (129)
  JNL/Salomon Brothers Global Bond Fund                          59               (59)                   -
  JNL/Salomon Brothers U.S. Government & Quality
    Bond Fund                                                  (68)                 68                   -
  JNL/T.Rowe Price Established Growth Fund                    (130)                130                   -
  JNL/T.Rowe Price Mid-Cap Growth Fund                        1,751                  7             (1,758)
  JNL/T.Rowe Price Value Fund                                  (12)                 12                   -



As of December 31, 2003, the components of distributable earnings on a tax-basis and the federal tax cost of investments are listed in the following table (in thousands). Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies; the difference in accounting for investments in Real Estate Investment Trusts; and the tax deferral of losses on wash sale transactions.

                                                                                                        TAX COMPONENTS OF
                                                                                                     DISTRIBUTABLE EARNINGS
                                                                                                     ---------------------------
                                                                                             NET     UNDISTRIBUTED  ACCUMULATED
                                                                  GROSS       GROSS        UNREALIZED       NET         NET
                                                   COST OF     UNREALIZED   UNREALIZED   APPRECIATION/ INVESTMENT    REALIZED
                                                  INVESTMENTS APPRECIATION DEPRECIATION  DEPRECIATION   INCOME       GAIN/LOSS
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
  JNL/AIM Large Cap Growth Fund                  $   33,385   $    4,289  $    (204)          4,085            -             -
  JNL/AIM Premier Equity II Fund                     21,698        2,766       (333)          2,433            8             -
  JNL/AIM Small Cap Growth Fund                      37,968        7,536     (1,048)          6,488            -             -
  JNL/Alger Growth Fund                             207,089       40,331     (2,856)         37,475            -             -
  JNL/Alliance Capital Growth Fund                  125,258       13,572     (8,235)          5,337          110             -
  JNL/Curian Enhanced S&P 500 Stock Index Fund       84,391        6,509     (2,138)          4,371          485             -
  JNL/Curian S&P 400 MidCap Index Fund               70,500       11,765     (1,424)         10,341           10             -
  JNL/Curian S&P 500 Index Fund                     170,248       23,270     (3,837)         19,433            5           291
  JNL/Curian Small Cap Index Fund                    65,392       12,955     (2,610)         10,345            6           333
  JNL/Eagle Core Equity Fund                        219,970       31,100     (5,821)         25,279           35             -
  JNL/Eagle SmallCap Equity Fund                     86,504       29,291     (4,660)         24,631            -             -
  JNL/Janus Aggressive Growth Fund                  210,721       52,448     (4,735)         47,713            -             -
  JNL/Janus Balanced Fund                           103,661       10,706     (1,011)          9,695           51             -
  JNL/Janus Capital Growth Fund                     131,995       31,606     (5,255)         26,351            -             -
  JNL/Janus Global Equities Fund                    164,583       32,394     (3,997)         28,397            -             -
  JNL/Janus Growth & Income Fund                     13,406        2,405       (514)          1,891           32             -
  JNL/JPMorgan International Value Fund              25,107        2,897        (64)          2,833          214             -
  JNL/Lazard Mid Cap Value Fund                     125,851       19,306       (970)         18,336           94             -
  JNL/Lazard Small Cap Value Fund                   132,470       27,372     (2,185)         25,187           90             -
  JNL/Mellon Capital Management Bond Index Fund      82,839        1,079       (470)            609          326             9
  JNL/Mellon Capital Management International
    Index Fund                                       82,442       15,967     (1,744)         14,223          245             -
  JNL/Oppenheimer Global Growth Fund                 90,882       20,057     (2,779)         17,278          289             -
  JNL/Oppenheimer Growth Fund                        29,827        3,809       (344)          3,465            -             -
  JNL/PIMCO Total Return Bond Fund                  313,008        4,254       (662)          3,592        5,763         4,007
  JNL/PPM America Balanced Fund                     267,780       40,999     (6,504)         34,495          375         2,289
  JNL/PPM America Money Market Fund                 185,653            -           -              -            -             -
  JNL/PPM America High Yield Bond Fund              241,903       19,312       (439)         18,873          184             -
  JNL/PPM America Value Fund                         45,887        9,804       (332)          9,472          523           945
  JNL/Putnam Equity Fund                            150,175       19,797     (5,624)         14,173          696             -
  JNL/Putnam International Equity Fund               83,558       16,862     (3,520)         13,342          152             -
  JNL/Putnam Midcap Growth Fund                      24,866        4,366       (586)          3,780            -             -
  JNL/Putnam Value Equity Fund                      282,676       38,136    (11,060)         27,076            -             -
  JNL/S&P Aggressive Growth Fund                     20,091          761     (8,395)         (7,634)          40             -
  JNL/S&P Aggressive Growth Fund I                  166,371       15,096    (17,944)         (2,848)          12             -
  JNL/S&P Aggressive Growth Fund II                   5,596          400     (1,900)         (1,500)          32             -
  JNL/S&P Conservative Growth Fund                   17,514        1,093     (2,924)         (1,831)         185            78
  JNL/S&P Conservative Growth Fund I                393,173       27,209    (18,530)          8,679           75             -
  JNL/S&P Conservative Growth Fund II                15,665        1,124     (2,759)         (1,635)         267             -
  JNL/S&P Core Index 100 Fund                        32,330        4,326       (361)          3,965          213           139
  JNL/S&P Core Index 50 Fund                          6,886          984       (236)            748           25            12
  JNL/S&P Core Index 75 Fund                          8,881        1,329       (192)          1,137           48            58
  JNL/S&P Equity Aggressive Growth Fund I            56,732        5,766    (11,517)         (5,751)          35             -
  JNL/S&P Equity Aggressive Growth Fund II            2,797          146     (1,428)         (1,282)           1             -
  JNL/S&P Equity Growth Fund I                      200,339       18,502    (43,344)        (24,842)         220             -
  JNL/S&P Equity Growth Fund II                       9,913          625     (4,105)         (3,480)           9             -
  JNL/S&P Moderate Growth Fund                       35,884        2,319     (9,407)         (7,088)         257             -
  JNL/S&P Moderate Growth Fund I                    601,757       48,198    (40,537)          7,661           85             -
  JNL/S&P Moderate Growth Fund II                    21,594        1,783     (4,023)         (2,240)         271             -
  JNL/S&P Very Aggressive Growth Fund I              70,830        6,600    (17,254)        (10,654)          14             -
  JNL/S&P Very Aggressive Growth Fund II              3,588          156     (1,622)         (1,466)           -             -
  JNL/Salomon Brothers Balanced Fund                 20,513        1,771     (1,549)            222          272           221
  JNL/Salomon Brothers Global Bond Fund             245,517       10,478     (2,894)          7,584          249           745
  JNL/Salomon Brothers High Yield Bond Fund          18,689        1,641     (1,239)            402           27             -
  JNL/Salomon Brothers U.S. Government & Quality
    Bond Fund                                       369,074        5,723       (761)          4,962          603           129
  T. Rowe Price/JNL Established Growth Fund         419,772       73,558    (19,756)         53,802          379             -
  T. Rowe Price/JNL Mid-Cap Growth Fund             305,124       92,675    (14,687)         77,988            -         4,824
  T. Rowe Price/JNL Value Fund                      368,782       57,171    (22,045)         35,126        2,908             -


--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The tax character of distributions paid during the period ended December 31, 2003, were as follows (in thousands):
                                                    LONG-TERM
                                        ORDINARY    CAPITAL
                                         INCOME        GAIN
                                     -------------------------
 JNL/Curian Enhanced S&P 500 Stock
  Index Fund                         $        236           -
 JNL/Curian S&P 400 MidCap Index
  Fund                                        230           -
 JNL/Curian S&P 500 Index Fund              1,511         588
 JNL/Curian Small Cap Index Fund              269         498
 JNL/Eagle Core Equity Fund                 1,494           -
 JNL/Janus Balanced Fund                    1,480           -
 JNL/Janus Growth & Income Fund                75           -
 JNL/JPMorgan International Value
  Fund                                        346           -
 JNL/Lazard Mid Cap Value Fund                266           -
 JNL/Mellon Capital Management Bond
  Index Fund                                2,128         209
 JNL/Mellon Capital Management
  International Index Fund                  1,094           -
 JNL/PIMCO Total Return Bond Fund           8,768       1,422
 JNL/PPM America Balanced Fund              7,530         401
 JNL/PPM America High Yield Bond
  Fund                                     15,485           -
 JNL/PPM America Money Market Fund            924           -
 JNL/PPM America Value Equity Fund            303           -
 JNL/Putnam Equity Fund                       486           -
 JNL/Putnam International Equity
  Fund                                      1,395           -
 JNL/Putnam Value Equity Fund               3,168           -
 JNL/S&P Aggressive Growth Fund                32           -
 JNL/S&P Aggressive Growth Fund I           1,956           -
 JNL/S&P Aggressive Growth Fund II             35           -
 JNL/S&P Conservative Growth Fund             158           -
 JNL/S&P Conservative Growth Fund I         8,874           -
 JNL/S&P Conservative Growth Fund
  II                                          259           -
 JNL/S&P Core Index 100 Fund                  170           -
 JNL/S&P Core Index 50 Fund                     3           -
 JNL/S&P Core Index 75 Fund                    40           -
 JNL/S&P Equity Aggressive Growth
  Fund I                                        2           -
 JNL/S&P Equity Aggressive Growth
  Fund II                                       1           -
 JNL/S&P Equity Growth Fund I                  20           -
 JNL/S&P Equity Growth Fund II                  8           -
 JNL/S&P Moderate Growth Fund                 189           -
 JNL/S&P Moderate Growth Fund I             9,969           -
 JNL/S&P Moderate Growth Fund II              243           -
 JNL/Salomon Brothers Balanced Fund           359           -
 JNL/Salomon Brothers Global Bond
  Fund                                      9,699       1,122
 JNL/Salomon Brothers High Yield
  Bond Fund                                 1,671           -
 JNL/Salomon Brothers U.S.
  Government & Quality Bond Fund            9,416       2,639
 JNL/T.Rowe Price Established
  Growth Fund                                 118           -
 JNL/T.Rowe Price Mid-Cap Growth
  Fund                                          -       1,870
 JNL/T.Rowe Price Value Fund                2,064           -

--------------------------------------------------------------------------------
                          Independent Auditors' Report
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of JNL Series Trust

We have audited the accompanying statements of assets and liabilities of each Fund within the JNL Series Trust (the "Funds"), including the schedules of investments, as listed in Note 1 of the financial statements as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented for each of the periods prior to 2001 were audited by other auditors, whose report dated February 2, 2001, expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each Fund within the JNL Series Trust as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ KPMG LLP


Chicago, IL
February 20, 2004



                                           TRUSTEES OF JNL SERIES TRUST
------------------------------ --------------- --------------- ---------------------------- ------------------ --------------------
                                                                                            NUMBER OF
                                                                                            PORTFOLIOS IN
                               CURRENT                                                      THE FUND COMPLEX
                               POSITION WITH   LENGTH OF       PRINCIPAL OCCUPATION FOR     OVERSEEN BY THE    OTHER TRUSTEESHIPS
TRUSTEE (AGE) & ADDRESS        THE TRUST       TIME SERVED     THE PAST 5 YEARS             TRUSTEE            HELD BY THE TRUSTEE
------------------------------ --------------- --------------- ---------------------------- ------------------ --------------------
Interested Trustees
------------------------------ --------------- --------------- ---------------------------- ------------------ --------------------
Andrew B. Hopping* (45)        Trustee and     8/96 to         Executive Vice President,           85          None
1 Corporate Way                Chair of        present         Chief Financial Officer
Lansing, MI 48951              Board of                        and Treasurer of Jackson
                               Trustees                        National Life
                                                               Insurance
                                                               Company; Trustee
                                                               or Manager, and
                                                               Chairman of each
                                                               other investment
                                                               company in the
                                                               Fund Complex.
------------------------------ --------------- --------------- ---------------------------- ------------------ --------------------
Robert A. Fritts* (55)         Trustee,        8/97 to         Senior Vice President and           85          None
1 Corporate Way                President and   present         Controller of Jackson
Lansing, MI 48951              Chief                           National Life Insurance
                               Executive                       Company (9/03 to present);
                               Officer                         Vice President and
                                                               Controller of
                                                               Jackson National
                                                               Life Insurance
                                                               Company (8/82 to
                                                               8/03); Trustee or
                                                               Manager, and
                                                               (since 12/02)
                                                               President and
                                                               Chief Executive
                                                               Officer, of each
                                                               other investment
                                                               company in the
                                                               Fund Complex.
------------------------------ --------------- --------------- ---------------------------- ------------------ --------------------
Disinterested Trustees
------------------------------ --------------- --------------- ---------------------------- ------------------ --------------------
Michael Bouchard (47)          Trustee         12/03 to        Sheriff, Oakland County,            85          None
1 Corporate Way                                present         Michigan; Senator - State
Lansing, MI 48951                                              of Michigan (1991 - 1999);
                                                               Chairman - Financial
                                                               Services Committee (1/95 -
                                                               1/99)
------------------------------ --------------- --------------- ---------------------------- ------------------ --------------------
Michelle Engler (45)           Trustee         12/03 to        Attorney (1983 to present);         85          Director of Federal
1 Corporate Way                                present         First Lady of the State of                      Home Loan Mortgage
Lansing, MI 48951                                              Michigan (1990 - 2002);                         Corporation
                                                               Michigan Community Service
                                                               Commission Chair (1991 -
                                                               2000)
------------------------------ --------------- --------------- ---------------------------- ------------------ --------------------
Joseph Frauenheim (69)         Trustee         12/94 to        Consultant (Banking)                85          None
1 Corporate Way                                present
Lansing, MI 48951
------------------------------ --------------- --------------- ---------------------------- ------------------ --------------------
Richard McLellan (61)          Trustee         12/94 to        Member, Dykema Gossett              85          None
1 Corporate Way                                present         PLLC (law firm)
Lansing, MI 48951
------------------------------ --------------- --------------- ---------------------------- ------------------ --------------------
Dominic D'Annunzio (65)        Trustee         2/2002 to       Acting Commissioner of              85          None
1 Corporate Way                                present         Insurance for the State of
Lansing, MI 48951                                              Michigan (1/90 to 5/90)
                                                               (8/97 to 5/98)
------------------------------ --------------- --------------- ---------------------------- ------------------ --------------------

* Messrs. Hopping and Fritts are "interested persons" of the Trust due to their positions with Jackson National Life Insurance Company, which is the parent company of the Advisor and Distributor.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling (800) 766-4683.

                          TRUSTEES OF JNL SERIES TRUST

Trustees and officers that are interested persons of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or officers. The following persons, who are disinterested Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such.



                                                     Pension or Retirement
                                   Aggregate       Benefits Accrued As Part    Estimated Annual
                                  Compensation                of                 Benefits Upon       Total Compensation from
Trustee                            from Trust           Trust Expenses            Retirement                  Trust

Joseph Frauenheim                   $30,000                  $0                       $0                     $30,000
Richard McLellan                    $30,000                   $0                      $0                     $30,000
Dominic D'Annunzio                  $30,000                   $0                      $0                     $30,000
Michael Bouchard                     $7,500                   $0                      $0                     $7,500
Michelle Engler                      $7,500                   $0                      $0                     $7,500

As of December 11, 2003, the JNL Variable Fund, JNL Series Trust, and JNL Investors Series Trust meet jointly as one Board.

                                JNL SERIES TRUST

A Special Meeting of the Shareholders of the JNL Series Trust held December 1, 2003.

The meeting involved the election of directors. The following lists the name of each director elected at the meeting and the names of all other directors now in office:

                  Elected: Michael Bouchard
                           Michelle Engler

                  Current: Dominic D'Annunzio
                           Joseph Frauenheim
                           Richard McLellan
                           Andrew B. Hopping
                           Robert A. Fritts

The following proposals were voted upon at the meeting:

1. To vote on the election of two additional Trustees to the Board of Trustees, each of whom will serve until his or her successor is elected and qualified:

                                                   AFFIRMATIVE            AGAINST                WITHHOLD
         Michael Bouchard                        731,887,734.540             0                19,139,505.431
         Michelle Engler                         731,186,337.357             0                19,840,902.614

2. To approve an amendment to the Trust's Brokerage Enhancement Plan pursuant to Rule 12b-1 under the 1940 Act approving a 12b-1 fee for all Funds except the S&P/JNL Funds.

         FUND                                    AFFIRMATIVE             AGAINST                 WITHHOLD
         ----                                    -----------             -------                 --------
         AIM/JNL Large Cap Growth Fund          2,148,985.215          122,653.112              135,464.335
         AIM/JNL Premier Equity II Fund         2,083,032.390           25,444.704              34,098.594
         AIM/JNL Small Cap Growth Fund          2,551,069.316          103,961.311              122,536.936
         Alger/JNL Growth Fund                 14,918,172.929          512,017.097              620,447.747
         Alliance Capital/JNL Growth Fund      12,138,567.652          114,367.150              148,111.823
         Eagle/JNL Core Equity Fund            15,441,113.506          102,414.153              137,317.221
         Eagle/JNL SmallCap Equity Fund         6,299,043.983          188,182.625              210,013.945
         Janus/JNL Aggressive Growth Fund      13,951,310.256          749,013.367              635,457.904
         Janus/JNL Balanced Fund               10,582,911.550          310,304.215              542,659.189
         Janus/JNL Capital Growth Fund         11,222,834.911          767,763.115              537,136.580
         Janus/JNL Global Equities Fund        10,995,072.136          617,315.055              721,869.585
         Janus/JNL Growth & Income Fund         2,152,763.885           92,830.551              135,588.999
         JPMorgan/JNL Enhanced S&P 500
         Stock Index Fund                       8,237,148.790          133,512.687              70,615.447
         JPMorgan/JNL International Value
         Fund                                   1,747,349.140           69,899.026              140,013.134
         Lazard/JNL Mid Cap Value Fund          9,152,326.267          126,806.282              150,653.748
         Lazard/JNL Small Cap Value Fund        9,791,339.376          165,589.926              126,793.429
         Mellon Capital Management/JNL
         S&P 500 Index Fund                    13,642,810.261          352,985.341              354,964.443
         Mellon Capital Management/JNL
         S&P 400 Mid Cap Index Fund             4,337,592.073          320,944.543              264,203.486
         Mellon Capital Management/JNL
         Small Cap Index Fund                   4,385,363.741          268,478.042              221,622.280
         Mellon Capital Management/JNL
         Bond Index Fund                        5,916,692.997           93,003.078              71,427.753
         Mellon Capital Management/JNL
         International Index Fund               6,311,134.160          105,388.295              78,228.874
         Oppenheimer/JNL Global Growth
         Fund                                   8,919,370.639          110,994.686              150,349.559
         Oppenheimer/JNL Growth Fund            3,381,686.034           27,444.437              60,651.302
         PIMCO/JNL Total Return Bond Fund      23,309,410.712          362,627.688              720,765.094
         PPM America/JNL Balanced Fund         16,428,470.474          719,167.335              887,084.645
         PPM America/JNL High Yield Bond
         Fund                                  24,856,847.580          439,414.153             1,088,368.017
         PPM America/JNL Money Market Fund     185,786,633.257        2,796,053.635            5,727,261.233
         PPM America/JNL Value Fund             2,728,261.473           9,718.234               14,880.400
         Putnam/JNL Equity Fund                 9,074,125.797          636,000.932              789,246.778
         Putnam/JNL Value Equity Fund          18,131,434.656          499,066.859              621,184.168
         Putnam/JNL International Equity
         Fund                                   9,237,333.680          499,865.713              429,644.492
         Putnam/JNL Midcap Growth Fund          3,721,239.462          115,149.272              223,619.788
         Salomon Brothers/JNL Balanced
         Fund                                   1,604,868.601           27,871.450              229,340.059
         Salomon Brothers/JNL Global Bond
         Fund                                  14,541,542.761          198,474.309              287,419.846
         Salomon Brothers/JNL High Yield
         Bond Fund                              2,102,147.240           15,746.328              33,789.220
         Salomon Brothers/JNL U.S.
         Government & Quality Bond Fund        21,551,416.128          573,245.147             1,107,495.819
         T. Rowe Price/JNL Established
         Growth Fund                           25,386,208.034          490,075.599              550,898.878
         T. Rowe Price/JNL Mid-Cap Growth
         Fund                                  13,004,681.863          584,098.364              602,307.724
         T. Rowe Price/JNL Value Fund          29,239,073.778          216,709.966              327,053.344

3.       To approve a change in sub-adviser and a new Investment Sub-Advisory
         Agreement between Jackson National Asset Management, LLC ("JNAM"), the
         Funds' adviser, and Curian Capital, LLC ("Curian"), for Curian to serve as sub-adviser to the following Funds only: Mellon Capital
         Management/JNL S&P 500 Index Fund; Mellon Capital Management/JNL S&P
         400 Mid Cap Index Fund; Mellon Capital Management/JNL Small Cap Index
         Fund; JPMorgan/JNL Enhanced S&P 500 Stock Index Fund.

         FUND                                    AFFIRMATIVE             AGAINST                 WITHHOLD
         JPMorgan/JNL Enhanced S&P 500
         Stock Index Fund                       8,312,098.685           41,172.077              88,006.162
         Mellon Capital Management/JNL
         S&P 500 Index Fund                    13,758,136.910          251,649.101              340,974.034
         Mellon Capital Management/JNL
         S&P 400 Mid Cap Index Fund             4,495,096.771          199,349.486              228,293.845
         Mellon Capital Management/JNL
         Small Cap Index Fund                   4,490,289.161          169,424.298              215,750.604


              SUPPLEMENT DATED FEBRUARY 12, 2004 TO THE PROSPECTUS
                             DATED DECEMBER 15, 2003

                               JNL(R) SERIES TRUST


On January 29, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved a change of sub-adviser for the following funds:

         JNL/Janus Aggressive Growth Fund
         JNL/Janus Global Equities Fund
         JNL/Janus Capital Growth Fund
         JNL/Janus Balanced Fund

The changes will be effective on May 3, 2004.

Beginning then, the JNL/Janus Aggressive Growth Fund and the JNL/Janus Global Equities Fund will be sub-advised by Wellington Management Company, llp. The names of the funds will be changed to:

         JNL/Janus Aggressive Growth Fund to JNL/Select Large Cap Growth Fund JNL/Janus Global Equities Fund to JNL/Select Global Growth Fund

The Board also approved the change of the investment objective of the JNL/Select Global Growth Fund to long-term growth of capital.

Beginning on May 3, 2004, the JNL/Janus Capital Growth Fund and the JNL/Janus Balanced Fund will be managed by Fidelity Management & Research Company. The names of the funds will be changed to:

         JNL/Janus Balanced Fund to JNL/FMR Balanced Fund
         JNL/Janus Capital Growth Fund to JNL/FMR Capital Growth Fund

The Board also approved a change in the investment objective of the JNL/FMR Balanced Fund to income and capital growth, consistent with reasonable risk.

The Board also approved a change in the investment objective of the JNL/ FMR Capital Growth Fund to long-term growth of capital.

We will be sending contract holders an information statement containing additional information on these changes and the new sub-advisers.

In addition, on January 29, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved the following fund mergers:

-------------------------------------------------- -----------------------------------------------
                 Acquiring Funds                                   Acquired Funds
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/AIM Large Cap Growth Fund                      JNL/AIM Premier Equity II Fund
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/Eagle Core Equity Fund                         JNL/Janus Growth & Income Fund
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Conservative Growth Fund I                 JNL/S&P Conservative Growth Fund II
                                                   JNL/S&P Conservative Growth Fund
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Moderate Growth Fund I                     JNL/S&P Moderate Growth Fund II
                                                   JNL/S&P Moderate Growth Fund
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Aggressive Growth Fund I                   JNL/S&P Aggressive Growth Fund II
                                                   JNL/S&P Aggressive Growth Fund
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Very Aggressive Growth Fund I              JNL/S&P Very Aggressive Growth Fund II
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Equity Growth Fund I                       JNL/S&P Equity Growth Fund II
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Equity Aggressive Growth Fund I            JNL/S&P Equity Aggressive Growth Fund II
-------------------------------------------------- -----------------------------------------------

The Acquired Funds will be merged into the Acquiring Funds effective on May 3, 2004. Shareholder approval is not required for these transactions.

On February 12, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved a change of sub-adviser for the following funds and the names will be changed to:

JNL/Curian Enhanced S&P 500 Stock Index Fund to JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund JNL/Curian S&P 500 Index Fund to JNL/ Mellon Capital Management S&P 500 Index Fund JNL/Curian S&P 400 Mid Cap Index Fund to JNL/ Mellon Capital Management S&P 400 Mid Cap Index Fund JNL/Curian Small Cap Index Fund to JNL/ Mellon Capital Management Small Cap Index Fund


The fees are as follows:

                                                                    MANAGEMENT     ESTIMATED
                                                                       AND        DISTRIBUTION    12B-1                   TOTAL FUND
                                                                  ADMINISTRATIVE    (12B-1)      SERVICE        OTHER       ANNUAL
                                                                       FEE*          FEES**        FEE*       EXPENSES     EXPENSES
----------------------------------------------------------------- --------------- ------------- ----------- ------------- ----------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund        0.58%          0.01%        0.20%         0%           0.79%
JNL/Mellon Capital Management S&P 500 Index Fund                       0.39%          0.01%        0.20%         0%           0.60%
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund               0.39%          0.01%        0.20%         0%           0.60%
JNL/Mellon Capital Management Small Cap Index Fund                     0.39%          0.02%        0.20%         0%           0.61%
----------------------------------------------------------------- --------------- ------------- ----------- ------------- ----------


*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

The Board also approved a change in the investment objective of the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

The changes will be effective on February 18, 2004. The new sub-adviser will be Mellon Capital Management Corporation (Mellon Capital). Mellon Capital is located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

Please contact us at 1-800-766-4683 if you have any questions.


This Supplement is dated February 12, 2004.

Item 2. Code of Ethics

As of the end of the period covered by this report, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant does not have a Financial Expert on its Board. The Registrant has determined that financials do not involve the complexities of public company financials and that the accounting methodologies of investment companies are well established under the Investment Company Act of 1940 and therefore, a financial expert is not necessary.



Item 4. Principal Accountant Fees and Services.

(a)-(d)

KPMG billed the Company aggregate fees for professional services rendered for the fiscal years ending December 31, 2003, and December 31, 2002, as follows:

--------------------------------------------------------------------------------------------------------------------
                                      2003
--------------------------------------------------------------------------------------------------------------------
         Company              Audit Fees       Audit-Related Fees       Tax Fees      All Other Fees    Total Fees
-------------------------- ------------------ --------------------- ----------------- ---------------- -------------
JNL Series Trust           $411,302           $26,523               $84,460           $0               $522,285
-------------------------- ------------------ --------------------- ----------------- ---------------- -------------

--------------------------------------------------------------------------------------------------------------------
                                      2002
--------------------------------------------------------------------------------------------------------------------
         Company              Audit Fees       Audit-Related Fees       Tax Fees      All Other Fees    Total Fees
-------------------------- ------------------ --------------------- ----------------- ---------------- -------------
JNL Series Trust           $356,750           $25,750               $82,000           $0               $464,500
-------------------------- ------------------ --------------------- ----------------- ---------------- -------------


(e)(1)The Audit Committee is authorized to pre-approve non-audit services provided by the Trust's auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors' independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the Trust on the same terms as the full Audit Committee previously had approved for the then existing funds.

(e)(2)None

(f)0%

(g) KPMG was paid $26,523 for 2003 and $25,750 for 2002 to perform an internal control review pursuant to SAS No. 70 related to JNAM's fund accounting procedures. For the fiscal years ended December 31, 2002 and December 31, 2003, KPMG did not provide any other non-audit services to JNAM and its affiliates that provide ongoing services to the Company, other then the SAS 70.

(h) The Audit Committee pre-approved the SAS No. 70 review described above when the Audit Committee approved KPMG as Auditors for fiscal years 2003 and 2002, and did not find provision of these services to be incompatible with maintaining the auditors' independence.


Item 5. Audit Committee of Listed Registrants.

Not applicable as this is not a Listed Issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. [Reserved]



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial offer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 10. Exhibits

a. (1) The Registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the Registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

b. A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 8th day of March 2004.

                  JNL SERIES TRUST
                  (Registrant)

             By:  /s/ Robert A. Fritts
                  --------------------------------------------------
                  Robert A. Fritts
                  President, CEO and Trustee

             By:  /s/ Mark D. Nerud
                  --------------------------------------------------
                  Mark D. Nerud
                  Chief Financial Officer

     Pursuant to the requirements of the Securities Act, this Report has been signed below by the following persons in the capacities and on the date indicated.


/s/ Robert A. Fritts                                           March 8, 2004
----------------------                                         ----------------
Robert A. Fritts
President, Chief Executive Officer & Trustee

/s/ Mark D. Nerud                                              March 8, 2004
-----------------------                                        ----------------
Mark D. Nerud
Chief Financial Officer